UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: August 31

Date of reporting period: August 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Annual Report to Shareholders is attached herewith.

WisdomTree 1-3 Year Laddered Treasury Fund

Ticker: USSH

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - August 31, 2026

This annual shareholder report contains important information about the WisdomTree 1-3 Year Laddered Treasury Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 1-3 Year Laddered Treasury Fund	$15	0.15%

How did the Fund perform last year and what affected its performance?

The Fund returned 2.29% at net asset value (“NAV”) for the fiscal year ended August 31, 2026, outperforming the Fund’s primary comparative benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 1.89% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  With the Fund’s concentration in high-quality Treasuries of relatively short maturity, the Fund outperformed the longer maturity Treasury security exposures in the Bloomberg U.S. Aggregate Bond Index, benefiting from the steepening yield curve during the period. Yields rose across short-, medium- and long-term tenors, but the Fund’s inherent short duration investment strategy cushioned returns versus the longer-duration exposures in the benchmark. Based on this, the Fund benefited from positive security selection effects among U.S. Treasuries, which outweighed negative allocation effects.

  Relative to the broader exposures in the benchmark, a lack of exposure to passthrough mortgage-backed securities and corporate credit issued by financial institutions and utilities weighed negatively on returns. Among other corporate issuers, a lack of exposure to bonds issued by industrial companies was additive for performance.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance March 14, 2024 (inception) through August 31, 2026

Table Summary
	WisdomTree 1-3 Year Laddered Treasury Fund $10,997	Bloomberg U.S. Aggregate Bond Index $10,942	Bloomberg U.S. Treasury 1-3 Year Laddered Index $11,037
03/14/24	$10,000	$10,000	$10,000
03/31/24	$10,016	$10,024	$10,019
04/30/24	$9,978	$9,771	$9,979
05/31/24	$10,046	$9,937	$10,049
06/30/24	$10,103	$10,031	$10,108
07/31/24	$10,224	$10,265	$10,227
08/31/24	$10,314	$10,413	$10,319
09/30/24	$10,395	$10,552	$10,403
10/31/24	$10,330	$10,290	$10,338
11/30/24	$10,358	$10,399	$10,367
12/31/24	$10,379	$10,229	$10,389
01/31/25	$10,421	$10,283	$10,434
02/28/25	$10,496	$10,509	$10,510
03/31/25	$10,545	$10,513	$10,560
04/30/25	$10,630	$10,555	$10,647
05/31/25	$10,604	$10,479	$10,621
06/30/25	$10,668	$10,640	$10,686
07/31/25	$10,659	$10,612	$10,678
08/31/25	$10,751	$10,739	$10,773
09/30/25	$10,781	$10,856	$10,805
10/31/25	$10,816	$10,924	$10,841
11/30/25	$10,864	$10,992	$10,893
12/31/25	$10,899	$10,976	$10,928
01/31/26	$10,917	$10,987	$10,948
02/28/26	$10,976	$11,167	$11,008
03/31/26	$10,925	$10,971	$10,957
04/30/26	$10,944	$10,983	$10,978
05/31/26	$10,952	$11,017	$10,990
06/30/26	$10,959	$11,044	$10,996
07/31/26	$10,972	$10,900	$11,010
08/31/26	$10,997	$10,942	$11,037

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 3/14/24
Fund NAV Returns	2.29%	3.93%
Bloomberg U.S. Aggregate Bond Index	1.89%	3.71%
Bloomberg U.S. Treasury 1-3 Year Laddered Index	2.45%	4.08%

Key Fund Statistics

  Total Net Assets$22,546,730
  # of Portfolio Holdings25
  Portfolio Turnover Rate100%
  Investment Advisory Fees Paid, Net$32,455

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
U.S. Treasury Notes, 3.50%, due 10/31/2027	4.2%
U.S. Treasury Notes, 3.38%, due 9/15/2028	4.2%
U.S. Treasury Notes, 3.38%, due 12/31/2027	4.2%
U.S. Treasury Notes, 3.88%, due 4/15/2029	4.2%
U.S. Treasury Notes, 4.13%, due 8/31/2028	4.2%
U.S. Treasury Notes, 3.38%, due 2/29/2028	4.2%
U.S. Treasury Notes, 4.25%, due 7/31/2028	4.2%
U.S. Treasury Notes, 3.88%, due 3/31/2028	4.2%
U.S. Treasury Notes, 3.88%, due 5/15/2029	4.2%
U.S. Treasury Notes, 4.13%, due 6/30/2028	4.2%

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	99.0%
Mutual Fund	0.2%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree 1-3 Year Laddered Treasury Fund

Annual Shareholder Report - August 31, 2026

Ticker: USSH

USSH - 082026

WisdomTree 7-10 Year Laddered Treasury Fund

Ticker: USIN

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - August 31, 2026

This annual shareholder report contains important information about the WisdomTree 7-10 Year Laddered Treasury Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 7-10 Year Laddered Treasury Fund	$15	0.15%

How did the Fund perform last year and what affected its performance?

The Fund returned 0.24% at net asset value (“NAV”) for the fiscal year ended August 31, 2026, underperforming the Fund’s primary comparative benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 1.89% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  With the Fund’s concentration in high-quality Treasuries with laddered maturities in the 7- to 10-year range, the Fund underperformed the Treasury security exposures in the Bloomberg U.S. Aggregate Bond Index. Yields rose across short-, medium-, and long-term tenors during the period, but the Fund’s inherently medium- to long-duration investment strategy weighed negatively on performance versus the Treasury duration mix in the benchmark. As a result, Treasury exposures caused the Fund to suffer from negative security-selection and allocation effects during the period.

  Relative to the broader exposures in the benchmark, a lack of exposure to passthrough mortgage-backed securities and corporate credit issued by financial institutions and utilities weighed negatively on returns. Among other corporate issuers, a lack of exposure to bonds issued by industrial companies was additive for performance.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance March 14, 2024 (inception) through August 31, 2026

Table Summary
	WisdomTree 7-10 Year Laddered Treasury Fund $10,744	Bloomberg U.S. Aggregate Bond Index $10,942	Bloomberg U.S. Treasury 7-10 Year Laddered Index $10,786
03/14/24	$10,000	$10,000	$10,000
03/31/24	$10,010	$10,024	$10,019
04/30/24	$9,700	$9,771	$9,703
05/31/24	$9,874	$9,937	$9,879
06/30/24	$9,997	$10,031	$10,004
07/31/24	$10,285	$10,265	$10,294
08/31/24	$10,429	$10,413	$10,437
09/30/24	$10,566	$10,552	$10,578
10/31/24	$10,212	$10,290	$10,225
11/30/24	$10,325	$10,399	$10,324
12/31/24	$10,081	$10,229	$10,093
01/31/25	$10,143	$10,283	$10,161
02/28/25	$10,426	$10,509	$10,444
03/31/25	$10,464	$10,513	$10,484
04/30/25	$10,571	$10,555	$10,592
05/31/25	$10,446	$10,479	$10,468
06/30/25	$10,607	$10,640	$10,633
07/31/25	$10,544	$10,612	$10,570
08/31/25	$10,719	$10,739	$10,748
09/30/25	$10,791	$10,856	$10,820
10/31/25	$10,864	$10,924	$10,895
11/30/25	$10,973	$10,992	$11,005
12/31/25	$10,893	$10,976	$10,941
01/31/26	$10,860	$10,987	$10,896
02/28/26	$11,129	$11,167	$11,167
03/31/26	$10,872	$10,971	$10,908
04/30/26	$10,856	$10,983	$10,896
05/31/26	$10,853	$11,017	$10,895
06/30/26	$10,880	$11,044	$10,922
07/31/26	$10,729	$10,900	$10,771
08/31/26	$10,744	$10,942	$10,786

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 3/14/24
Fund NAV Returns	0.24%	2.95%
Bloomberg U.S. Aggregate Bond Index	1.89%	3.71%
Bloomberg U.S. Treasury 7-10 Year Laddered Index	0.36%	3.11%

Key Fund Statistics

  Total Net Assets$4,376,473
  # of Portfolio Holdings13
  Portfolio Turnover Rate38%
  Investment Advisory Fees Paid, Net$6,011

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
U.S. Treasury Notes, 4.63%, due 8/15/2036	8.4%
U.S. Treasury Notes, 4.38%, due 5/15/2036	8.3%
U.S. Treasury Notes, 4.25%, due 5/15/2035	8.3%
U.S. Treasury Notes, 4.38%, due 5/15/2034	8.3%
U.S. Treasury Notes, 4.25%, due 11/15/2034	8.3%
U.S. Treasury Notes, 4.50%, due 11/15/2033	8.3%
U.S. Treasury Notes, 4.00%, due 11/15/2035	8.2%
U.S. Treasury Notes, 4.25%, due 8/15/2035	8.2%
U.S. Treasury Notes, 4.00%, due 2/15/2034	8.2%
U.S. Treasury Notes, 4.63%, due 2/15/2035	8.2%

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	99.1%
Mutual Fund	0.8%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree 7-10 Year Laddered Treasury Fund

Annual Shareholder Report - August 31, 2026

Ticker: USIN

USIN - 082026

WisdomTree Bianco Total Return Fund

Ticker: WTBN

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - August 31, 2026

This annual shareholder report contains important information about the WisdomTree Bianco Total Return Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Bianco Total Return Fund	$46	0.46%

How did the Fund perform last year and what affected its performance?

The Fund returned 0.77% at net asset value (“NAV”) for the fiscal year ended August 31, 2026, underperforming the Fund’s primary comparative benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 1.89% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Exposure to industrial bonds detracted from performance, as negative security selection effects outweighed positive allocation effects.

  U.S. Treasury security exposures also weighed negatively on performance primarily due to poor security selection, which was modestly compounded by negative allocation effects. Bonds issued by financial institutions exhibited a similar performance impact as Treasuries did for the same reasons.

  Agency bond exposures modestly aided performance due to allocation effects.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance December 20, 2023 (inception) through August 31, 2026

Table Summary
	WisdomTree Bianco Total Return Fund $10,884	Bloomberg U.S. Aggregate Bond Index $10,907	Bianco Research Fixed Income Total Return Index $10,999
12/20/23	$10,000	$10,000	$10,000
12/31/23	$10,051	$10,070	$10,052
01/31/24	$10,037	$10,043	$10,041
02/29/24	$9,916	$9,901	$9,925
03/31/24	$9,997	$9,992	$10,010
04/30/24	$9,801	$9,740	$9,819
05/31/24	$9,955	$9,905	$9,976
06/30/24	$10,050	$9,999	$10,075
07/31/24	$10,278	$10,232	$10,304
08/31/24	$10,406	$10,379	$10,435
09/30/24	$10,527	$10,518	$10,560
10/31/24	$10,298	$10,257	$10,333
11/30/24	$10,445	$10,366	$10,481
12/31/24	$10,284	$10,196	$10,324
01/31/25	$10,334	$10,250	$10,376
02/28/25	$10,549	$10,476	$10,599
03/31/25	$10,518	$10,480	$10,570
04/30/25	$10,579	$10,521	$10,644
05/31/25	$10,531	$10,446	$10,602
06/30/25	$10,697	$10,606	$10,768
07/31/25	$10,657	$10,578	$10,731
08/31/25	$10,801	$10,705	$10,879
09/30/25	$10,911	$10,822	$10,993
10/31/25	$10,962	$10,889	$11,049
11/30/25	$11,030	$10,957	$11,120
12/31/25	$10,990	$10,941	$11,084
01/31/26	$10,999	$10,952	$11,096
02/28/26	$11,150	$11,132	$11,251
03/31/26	$10,946	$10,935	$11,048
04/30/26	$10,977	$10,948	$11,081
05/31/26	$11,005	$10,982	$11,112
06/30/26	$11,020	$11,008	$11,132
07/31/26	$10,845	$10,865	$10,956
08/31/26	$10,884	$10,907	$10,999

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 12/20/23
Fund NAV Returns	0.77%	3.18%
Bloomberg U.S. Aggregate Bond Index	1.89%	3.27%
Bianco Research Fixed Income Total Return Index	1.10%	3.59%

Key Fund Statistics

Table Summary
Total Net Assets	$102,577,486
# of Portfolio Holdings	13
Portfolio Turnover Rate	107%
Investment Advisory Fees Paid, Net	$429,614

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
iShares MBS ETF	25.8%
iShares 3-7 Year Treasury Bond ETF	15.7%
Schwab Short-Term U.S. Treasury ETF	13.1%
Schwab Long-Term U.S. Treasury ETF	9.0%
Vanguard Short-Term Corporate Bond ETF	7.8%
Vanguard Long-Term Corporate Bond ETF	7.4%
Vanguard Intermediate-Term Corporate Bond ETF	6.4%
iShares 7-10 Year Treasury Bond ETF	5.0%
State Street SPDR Bloomberg Convertible Securities ETF	5.0%
iShares Agency Bond ETF	2.3%

Investment Breakdown (% of Net Assets)

Table Summary
Exchange-Traded Funds	100.0%
Mutual Fund	0.0%Footnote Reference*
Other Assets and Liabilities, Net	(0.0)Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%.

Asset Breakdown (% of Net Assets)

Table Summary
Domestic Fixed Income	100.0%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Bianco Total Return Fund

Annual Shareholder Report - August 31, 2026

Ticker: WTBN

WTBN - 082026

WisdomTree Bloomberg U.S. Dollar Bullish Fund

Ticker: USDU

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2026

This annual shareholder report contains important information about the WisdomTree Bloomberg U.S. Dollar Bullish Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Bloomberg U.S. Dollar Bullish Fund	$51	0.50%

How did the Fund perform last year and what affected its performance?

The Fund returned 4.16% at net asset value (NAV) for the fiscal year ended August 31, 2026, underperforming the Fund’s primary comparative benchmark, the Bloomberg Dollar Total Return Index, which returned 4.78% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The U.S. dollar was mixed versus a basket of leading global currencies during the period, defined by global trading activity versus the U.S. dollar and global foreign exchange volume.

  Short-term interest rate differentials between the U.S. and other countries (whose currencies the Fund was exposed to) generally remained positive, which was additive for the Fund.

  Short exposure to the Swiss franc (CHF) and Swedish krona (SEK) aided performance as both weakened by about 1% to 1.3% versus the U.S. dollar (USD).

  Short exposure to the Japanese yen also boosted performance, as it weakened by about 8% versus the U.S. dollar (USD).

  Short exposure to the Australian dollar (AUD) and Norwegian krone (NOK) weighed negatively on returns, as the currencies strengthened by 7.7% and 9.6%, respectively, versus the U.S. dollar (USD).

  The Fund’s money market exposure aided performance during the period, as high short-term interest rates in the U.S. generated income for the Fund.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg Dollar Total Return Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended August 31, 2026

Table Summary
	WisdomTree Bloomberg U.S. Dollar Bullish Fund $13,026	Bloomberg Dollar Total Return Index $13,180	Bloomberg Dollar Spot Index $10,069
08/31/16	$10,000	$10,000	$10,000
09/30/16	$9,966	$9,958	$9,957
10/31/16	$10,175	$10,173	$10,171
11/30/16	$10,558	$10,570	$10,569
12/31/16	$10,668	$10,674	$10,669
01/31/17	$10,391	$10,398	$10,391
02/28/17	$10,433	$10,442	$10,434
03/31/17	$10,300	$10,309	$10,296
04/30/17	$10,251	$10,260	$10,242
05/31/17	$10,103	$10,114	$10,091
06/30/17	$9,981	$9,988	$9,965
07/31/17	$9,727	$9,740	$9,709
08/31/17	$9,734	$9,745	$9,706
09/30/17	$9,806	$9,816	$9,769
10/31/17	$9,989	$9,997	$9,940
11/30/17	$9,844	$9,858	$9,795
12/31/17	$9,825	$9,836	$9,760
01/31/18	$9,487	$9,508	$9,426
02/28/18	$9,636	$9,651	$9,559
03/31/18	$9,575	$9,578	$9,468
04/30/18	$9,765	$9,769	$9,653
05/31/18	$9,981	$9,985	$9,855
06/30/18	$10,095	$10,089	$9,944
07/31/18	$10,061	$10,047	$9,888
08/31/18	$10,148	$10,130	$9,954
09/30/18	$10,175	$10,150	$9,960
10/31/18	$10,429	$10,404	$10,190
11/30/18	$10,440	$10,405	$10,173
12/31/18	$10,368	$10,317	$10,067
01/31/19	$10,264	$10,208	$9,940
02/28/19	$10,368	$10,306	$10,017
03/31/19	$10,471	$10,401	$10,089
04/30/19	$10,509	$10,433	$10,098
05/31/19	$10,597	$10,514	$10,154
06/30/19	$10,452	$10,367	$9,992
07/31/19	$10,670	$10,584	$10,176
08/31/19	$10,766	$10,672	$10,242
09/30/19	$10,808	$10,711	$10,260
10/31/19	$10,624	$10,526	$10,067
11/30/19	$10,758	$10,655	$10,178
12/31/19	$10,562	$10,456	$9,974
01/31/20	$10,677	$10,566	$10,067
02/29/20	$10,823	$10,699	$10,182
03/31/20	$11,138	$11,035	$10,497
04/30/20	$11,107	$10,986	$10,460
05/31/20	$10,976	$10,854	$10,338
06/30/20	$10,901	$10,778	$10,268
07/31/20	$10,515	$10,416	$9,925
08/31/20	$10,353	$10,256	$9,775
09/30/20	$10,491	$10,397	$9,910
10/31/20	$10,444	$10,353	$9,870
11/30/20	$10,187	$10,108	$9,638
12/31/20	$9,967	$9,893	$9,431
01/31/21	$10,051	$9,976	$9,512
02/28/21	$10,094	$10,023	$9,558
03/31/21	$10,237	$10,170	$9,699
04/30/21	$10,058	$9,999	$9,539
05/31/21	$9,923	$9,851	$9,399
06/30/21	$10,126	$10,075	$9,614
07/31/21	$10,106	$10,060	$9,601
08/31/21	$10,158	$10,112	$9,654
09/30/21	$10,313	$10,272	$9,808
10/31/21	$10,261	$10,229	$9,769
11/30/21	$10,448	$10,421	$9,956
12/31/21	$10,352	$10,339	$9,878
01/31/22	$10,444	$10,424	$9,962
02/28/22	$10,412	$10,396	$9,938
03/31/22	$10,511	$10,494	$10,032
04/30/22	$10,956	$10,961	$10,480
05/31/22	$10,801	$10,805	$10,328
06/30/22	$11,091	$11,108	$10,608
07/31/22	$11,167	$11,182	$10,668
08/31/22	$11,445	$11,454	$10,907
09/30/22	$11,830	$11,846	$11,259
10/31/22	$11,834	$11,843	$11,232
11/30/22	$11,306	$11,305	$10,690
12/31/22	$11,158	$11,135	$10,494
01/31/23	$10,995	$10,962	$10,297
02/28/23	$11,316	$11,281	$10,562
03/31/23	$11,158	$11,103	$10,356
04/30/23	$11,179	$11,119	$10,328
05/31/23	$11,406	$11,361	$10,490
06/30/23	$11,346	$11,305	$10,380
07/31/23	$11,265	$11,230	$10,254
08/31/23	$11,526	$11,497	$10,440
09/30/23	$11,821	$11,792	$10,657
10/31/23	$11,975	$11,957	$10,745
11/30/23	$11,689	$11,668	$10,429
12/31/23	$11,509	$11,485	$10,210
01/31/24	$11,797	$11,787	$10,422
02/29/24	$11,911	$11,906	$10,470
03/31/24	$11,989	$11,982	$10,484
04/30/24	$12,246	$12,248	$10,656
05/31/24	$12,168	$12,176	$10,534
06/30/24	$12,406	$12,416	$10,687
07/31/24	$12,314	$12,332	$10,554
08/31/24	$12,191	$12,210	$10,390
09/30/24	$12,140	$12,167	$10,294
10/31/24	$12,548	$12,577	$10,597
11/30/24	$12,763	$12,801	$10,733
12/31/24	$13,172	$13,211	$11,025
01/31/25	$13,206	$13,252	$11,008
02/28/25	$13,163	$13,209	$10,928
03/31/25	$12,972	$13,024	$10,727
04/30/25	$12,506	$12,562	$10,300
05/31/25	$12,487	$12,550	$10,236
06/30/25	$12,273	$12,342	$10,019
07/31/25	$12,658	$12,733	$10,284
08/31/25	$12,506	$12,578	$10,109
09/30/25	$12,558	$12,640	$10,105
10/31/25	$12,825	$12,916	$10,278
11/30/25	$12,844	$12,938	$10,252
12/31/25	$12,749	$12,845	$10,132
01/31/26	$12,636	$12,734	$10,003
02/28/26	$12,670	$12,772	$9,996
03/31/26	$13,011	$13,125	$10,232
04/30/26	$12,809	$12,927	$10,035
05/31/26	$12,927	$13,053	$10,092
06/30/26	$13,214	$13,358	$10,289
07/31/26	$13,095	$13,245	$10,159
08/31/26	$13,026	$13,180	$10,069

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	4.16%	5.10%	2.68%
Bloomberg Dollar Total Return Index	4.78%	5.44%	2.80%
Bloomberg Dollar Spot Index	-0.40%	0.85%	0.07%

Key Fund Statistics

  Total Net Assets$279,350,210
  # of Portfolio Holdings6
  Portfolio Turnover Rate96%
  Investment Advisory Fees Paid, Net$1,429,119

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

Table Summary
U.S. Treasury Bills, 3.74%, due 10/6/2026	24.4%
U.S. Treasury Bills, 3.67%, due 9/10/2026	24.3%
U.S. Treasury Bills, 3.86%, due 12/3/2026	24.0%
U.S. Treasury Bills, 3.82%, due 11/5/2026	23.9%
WisdomTree Floating Rate Treasury Fund	4.5%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%	0.1%

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	96.6%
Exchange-Traded Fund	4.5%
Mutual Fund	0.1%
Other Assets and Liabilities, Net	(1.2)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Bloomberg U.S. Dollar Bullish Fund

Annual Shareholder Report - August 31, 2026

Ticker: USDU

USDU - 082026

WisdomTree Core Laddered Municipal Fund

Ticker: WTMU

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - August 31, 2026

This annual shareholder report contains important information about the WisdomTree Core Laddered Municipal Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Core Laddered Municipal Fund	$25	0.25%

How did the Fund perform last year and what affected its performance?

The Fund returned 2.93% at net asset value (“NAV”) for the fiscal year ended August 31, 2026, matching the performance of the Fund's primary comparative benchmark, the Bloomberg 3-15yr Municipal Blend (2-17) Index, which also returned 2.93% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Elevated municipal yields and a positively sloped yield curve among intermediate tenors provided a favorable backdrop for the Fund's laddered approach. This supported reinvestment of income at attractive levels and enhanced income generation throughout the period.

  Active security selection contributed positively to performance, allowing the Fund to capture incremental spread relative to comparable highly rated municipal alternatives. This approach resulted in higher income generation than the benchmark's broader allocations.

  Maintaining a high-credit rating bias and avoiding lower-rated municipals caused the Fund to underperform its primary comparative benchmark during periods when riskier municipal segments outperformed. This modestly detracted from relative performance during these select timeframes within the period, but it did not cause the Fund to underperform its primary comparative benchmark overall during its fiscal year.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg US Municipal Bond Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance April 3, 2025 (inception) through August 31, 2026

Table Summary
	WisdomTree Core Laddered Municipal Fund $10,502	Bloomberg U.S. Municipal Bond Index $10,437	Bloomberg 3-15yr Municipal Blend (2-17) Index $10,453
4/3/2025	$10,000	$10,000	$10,000
5/31/2025	$10,100	$9,958	$10,045
8/31/2025	$10,365	$10,256	$10,317
11/30/2025	$10,528	$10,416	$10,470
2/28/2026	$10,480	$10,398	$10,434
5/31/2026	$10,643	$10,658	$10,616
8/31/2026	$10,502	$10,437	$10,453

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 4/3/25
Fund NAV Returns	2.93%	3.52%
Bloomberg U.S. Municipal Bond Index	4.12%	3.07%
Bloomberg 3-15yr Municipal Blend (2-17) Index	2.93%	3.18%

Key Fund Statistics

  Total Net Assets$9,073,609
  # of Portfolio Holdings89
  Portfolio Turnover Rate47%
  Investment Advisory Fees Paid, Net$21,474

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
BlackRock Liquidity MuniCash, Institutional Shares, 2.21%	13.8%
Texas Public Finance Authority, 5.00%, due 2/1/2027	3.2%
Port of Portland OR Airport Revenue, 5.25%, due 7/1/2039	2.9%
Massachusetts Port Authority, 5.00%, due 7/1/2030	2.9%
Kentucky Public Energy Authority, 5.00%, due 5/1/2036	2.9%
Michigan Finance Authority, 5.00%, due 1/1/2032	2.6%
Health & Educational Facilities Authority of the State of Missouri, 5.00%, due 6/1/2031	2.6%
County of Harris TX Toll Road Revenue, 5.00%, due 8/15/2028	2.5%
Berea City School District, 5.00%, due 12/1/2038	2.5%
Aquarion Water Authority, 5.25%, due 8/1/2041	2.4%

Investment Breakdown (% of Net Assets)

Table Summary
Municipal Bonds	98.5%
Mutual Fund	13.8%
Other Assets and Liabilities, Net	(12.3)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Core Laddered Municipal Fund

Annual Shareholder Report - August 31, 2026

Ticker: WTMU

WTMU - 082026

WisdomTree Efficient Gold Plus Equity Strategy Fund

Ticker: GDE

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - August 31, 2026

This annual shareholder report contains important information about the WisdomTree Efficient Gold Plus Equity Strategy Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Efficient Gold Plus Equity Strategy Fund	$24	0.20%

How did the Fund perform last year and what affected its performance?

The Fund returned 40.12% at net asset value ("NAV") for the fiscal year ended August 31, 2026, outperforming the Fund's primary comparative benchmark, the S&P 500® Index, which returned 20.38% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Gold exposure, obtained via listed futures, was the strongest contributor to the Fund’s total return during the period. Spot gold prices climbed from approximately $3,448 per troy ounce at the beginning of the period to $4,437 at the end of the period, nearly a 30% gain.

  The surge in gold prices was driven by several supportive macroeconomic, monetary, and geopolitical conditions. Global central banks, particularly those in emerging market economies, continued to stockpile gold during the period to diversify their foreign exchange (FX) reserves. Sharply rising oil prices, stemming from the U.S.-Israel-Iran War in the Middle East, also spurred demand for gold as an inflation hedge. Fiscal concerns were also paramount: the growing U.S. budget deficit, fueled by record borrowing and compounded by rising U.S. Treasury yields, challenged the market’s confidence in the U.S. dollar and heightened inflation fears, generating demand for gold as a monetary alternative and inflation hedge.

  Equity exposure, obtained by investing 90% of Fund assets in the 500 largest U.S. equities by market capitalization, was also additive. Large-cap U.S. equities performed strongly due to their proximity to the nascent artificial intelligence ("AI") buildout. U.S. equity investors have clamored for AI exposure in the post-pandemic environment and rewarded the share prices of AI adopters, enablers, infrastructure players, and hyperscalers accordingly. Most of these companies have been disproportionately concentrated within the large-cap space.

  The Fund’s use of accounting leverage of 1.8x its notional exposure was also additive. Accounting leverage refers to the fact that the total asset exposure of the strategy is enhanced to 1.8x the Fund's net assets through the use of notional gold futures contracts.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P 500® Index, a broad-based securities market index. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance March 17, 2022 (inception) through August 31, 2026

Table Summary
	WisdomTree Efficient Gold Plus Equity Strategy Fund $31,016	S&P 500® Index $18,798
03/17/22	$10,000	$10,000
03/31/22	$10,573	$10,401
04/30/22	$9,514	$9,494
05/31/22	$9,151	$9,511
06/30/22	$8,297	$8,726
07/31/22	$8,803	$9,531
08/31/22	$8,254	$9,142
09/30/22	$7,337	$8,300
10/31/22	$7,720	$8,972
11/30/22	$8,538	$9,473
12/31/22	$8,359	$8,927
01/31/23	$9,276	$9,488
02/28/23	$8,618	$9,257
03/31/23	$9,507	$9,597
04/30/23	$9,682	$9,747
05/31/23	$9,607	$9,789
06/30/23	$9,941	$10,436
07/31/23	$10,431	$10,771
08/31/23	$10,081	$10,599
09/30/23	$9,212	$10,094
10/31/23	$9,612	$9,882
11/30/23	$10,597	$10,784
12/31/23	$11,088	$11,274
01/31/24	$11,149	$11,464
02/29/24	$11,623	$12,076
03/31/24	$12,739	$12,464
04/30/24	$12,596	$11,955
05/31/24	$13,266	$12,548
06/30/24	$13,695	$12,998
07/31/24	$14,271	$13,157
08/31/24	$14,843	$13,476
09/30/24	$15,836	$13,764
10/31/24	$16,224	$13,639
11/30/24	$16,682	$14,439
12/31/24	$16,121	$14,095
01/31/25	$17,507	$14,488
02/28/25	$17,336	$14,299
03/31/25	$17,835	$13,493
04/30/25	$18,635	$13,401
05/31/25	$19,579	$14,245
06/30/25	$20,462	$14,969
07/31/25	$20,838	$15,305
08/31/25	$22,136	$15,616
09/30/25	$24,964	$16,186
10/31/25	$26,272	$16,565
11/30/25	$27,618	$16,605
12/31/25	$28,136	$16,615
01/31/26	$30,595	$16,856
02/28/26	$33,201	$16,728
03/31/26	$28,543	$15,895
04/30/26	$30,819	$17,563
05/31/26	$31,821	$18,487
06/30/26	$27,994	$18,311
07/31/26	$28,035	$18,300
08/31/26	$31,016	$18,798

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 3/17/22
Fund NAV Returns	40.12%	28.89%
S&P 500® Index	20.38%	15.19%

Key Fund Statistics

  Total Net Assets$481,686,793
  # of Portfolio Holdings505
  Portfolio Turnover Rate96%
  Investment Advisory Fees Paid, Net$1,045,140

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	7.2%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	5.4%
Microsoft Corp.	4.9%
Amazon.com, Inc.	3.5%
Broadcom, Inc.	2.1%
Meta Platforms, Inc., Class A	1.8%
Eli Lilly & Co.	1.5%
Berkshire Hathaway, Inc., Class B	1.4%
Tesla, Inc.	1.4%

Country Breakdown (% of Net Assets)

Table Summary
United States	88.1%
South Korea	0.1%
Brazil	0.1%
Other Assets and Liabilities, Net	11.7%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Efficient Gold Plus Equity Strategy Fund

Annual Shareholder Report - August 31, 2026

Ticker: GDE

GDE - 082026

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund

Ticker: GDMN

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - August 31, 2026

This annual shareholder report contains important information about the WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund	$60	0.45%

How did the Fund perform last year and what affected its performance?

The Fund returned 65.04% at net asset value ("NAV") for the fiscal year ended August 31, 2026, outperforming the Fund's primary comparative benchmark, the NYSE Arca Gold Miners Index, which returned 62.82% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Gold exposure, obtained via listed futures, was a strong contributor to the Fund's total return during the period. Spot gold prices climbed from approximately $3,448 per troy ounce at the beginning of the period to $4,437 at the end of the period, nearly a 30% gain.

  The surge in gold prices was driven by several supportive macroeconomic, monetary, and geopolitical conditions. Global central banks, particularly those in emerging market economies, continued to stockpile gold during the period to diversify their foreign exchange reserves. Sharply rising oil prices, stemming from the U.S.-Israel-Iran War in the Middle East, also spurred demand for gold as an inflation hedge. Fiscal concerns were also paramount: the growing U.S. budget deficit, fueled by record borrowing and compounded by rising U.S. Treasury yields, challenged the market's confidence in the U.S. dollar and heightened inflation fears, generating demand for gold as a monetary alternative and inflation hedge.

  Equity exposure, obtained by investing 90% of Fund assets in a market capitalization-weighted basket of pure-play gold-mining companies, was also additive. Elevated gold demand turned investor attention toward miners, which benefited from their proximity to the gold rally.

  The Fund's use of accounting leverage of 1.8x its notional exposure was also additive to performance due to the gold and gold miner equity exposures that were obtained. Accounting leverage refers to the fact that the total asset exposure of the strategy is enhanced to 1.8x the Fund's net assets through the use of notional gold futures contracts.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P 500® Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance December 16, 2021 (inception) through August 31, 2026

Table Summary
	WisdomTree Efficient Gold Plus Gold Miners Strategy Fund $49,206	S&P 500® Index $17,458	NYSE ARCA Gold Miners Index $37,773
12/16/21	$10,000	$10,000	$10,000
12/31/21	$11,196	$10,124	$10,977
01/31/22	$10,319	$9,601	$10,355
02/28/22	$12,029	$9,313	$11,830
03/31/22	$13,426	$9,659	$13,188
04/30/22	$12,205	$8,817	$12,109
05/31/22	$10,796	$8,833	$10,983
06/30/22	$9,249	$8,104	$9,473
07/31/22	$8,620	$8,851	$9,034
08/31/22	$7,722	$8,490	$8,250
09/30/22	$7,558	$7,708	$8,295
10/31/22	$7,426	$8,332	$8,372
11/30/22	$9,129	$8,798	$9,971
12/31/22	$9,548	$8,291	$10,089
01/31/23	$11,013	$8,812	$11,238
02/28/23	$9,066	$8,597	$9,638
03/31/23	$11,155	$8,912	$11,451
04/30/23	$11,586	$9,052	$11,868
05/31/23	$10,536	$9,091	$10,861
06/30/23	$10,038	$9,692	$10,593
07/31/23	$10,598	$10,003	$11,074
08/31/23	$9,801	$9,844	$10,392
09/30/23	$8,631	$9,374	$9,555
10/31/23	$9,554	$9,177	$9,953
11/30/23	$10,640	$10,015	$11,086
12/31/23	$10,809	$10,470	$11,217
01/31/24	$9,810	$10,646	$10,115
02/29/24	$9,171	$11,215	$9,501
03/31/24	$11,448	$11,576	$11,375
04/30/24	$12,289	$11,103	$12,072
05/31/24	$12,978	$11,653	$12,799
06/30/24	$12,564	$12,071	$12,329
07/31/24	$14,193	$12,218	$13,675
08/31/24	$14,841	$12,515	$14,015
09/30/24	$15,948	$12,782	$14,455
10/31/24	$16,641	$12,666	$14,661
11/30/24	$15,158	$13,410	$13,629
12/31/24	$13,823	$13,090	$12,461
01/31/25	$16,592	$13,454	$13,759
02/28/25	$16,926	$13,279	$14,611
03/31/25	$20,941	$12,531	$16,875
04/30/25	$23,283	$12,446	$18,048
05/31/25	$23,651	$13,229	$18,602
06/30/25	$24,224	$13,902	$19,166
07/31/25	$23,748	$14,214	$19,055
08/31/25	$29,814	$14,502	$23,199
09/30/25	$38,328	$15,031	$28,089
10/31/25	$37,256	$15,383	$26,572
11/30/25	$44,416	$15,421	$30,615
12/31/25	$46,881	$15,430	$32,282
01/31/26	$54,177	$15,654	$36,261
02/28/26	$69,367	$15,535	$43,627
03/31/26	$49,968	$14,762	$34,510
04/30/26	$48,008	$16,311	$33,622
05/31/26	$47,733	$17,169	$33,908
06/30/26	$36,282	$17,005	$28,698
07/31/26	$36,046	$16,995	$28,461
08/31/26	$49,206	$17,458	$37,773

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 12/16/21
Fund NAV Returns	65.04%	40.26%
S&P 500® Index	20.38%	12.55%
NYSE ARCA Gold Miners Index	62.82%	32.58%

Key Fund Statistics

  Total Net Assets$220,938,293
  # of Portfolio Holdings56
  Portfolio Turnover Rate67%
  Investment Advisory Fees Paid, Net$852,692

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Newmont Corp.	11.7%
Agnico Eagle Mines Ltd.	7.2%
Barrick Mining Corp.	7.1%
Anglogold Ashanti PLC	5.9%
Kinross Gold Corp.	4.8%
Gold Fields Ltd., ADR	4.6%
Wheaton Precious Metals Corp.	4.1%
Franco-Nevada Corp.	3.6%
Evolution Mining Ltd.	3.2%
Northern Star Resources Ltd.	3.1%

Country Breakdown (% of Net Assets)

Table Summary
Canada	38.0%
Australia	17.1%
United States	16.6%
South Africa	6.2%
Brazil	4.1%
China	2.2%
Ivory Coast	1.8%
Burkina Faso	1.5%
Turkey	1.3%
Mexico	1.3%
Other Countries	1.5%
Other Assets and Liabilities, Net	8.4%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund

Annual Shareholder Report - August 31, 2026

Ticker: GDMN

GDMN - 082026

WisdomTree Efficient Rare Earth Plus Strategic Metals Fund

Ticker: WDIG

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - August 31, 2026

This annual shareholder report contains important information about the WisdomTree Efficient Rare Earth Plus Strategic Metals Fund (the "Fund") for the period of May 7, 2026 to August 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Efficient Rare Earth Plus Strategic Metals Fund	$17	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 5/7/26. Actual expenses are calculated using a 117/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

How did the Fund perform the last period and what affected its performance?

The Fund returned -12.20% at net asset value (“NAV”) for the fiscal period ended August 31, 2026, underperforming the Fund’s primary comparative benchmark, the MSCI All Country World Index (ACWI), which returned 4.55% during the same period. Please note that both performance figures represent total returns since the Fund’s inception on May 7, 2026. The following summarizes the key factors that affected Fund performance during the period:

  By virtue of the equity component of its investment strategy, the Fund has concentrated GICS® sector exposures to the Materials and Industrials sectors. As a result, performance deviations from its primary comparative benchmark are often attributable to these two exposures and a corresponding lack of exposure to other areas of the market.

  Companies involved in rare earth mining declined during the period since Fund inception, while broader equity markets were led higher by Energy, Health Care, Financials and Information Technology companies. The relative lack of exposure to these four sectors produced negative performance impacts.

  As part of its investment strategy, the Fund also obtained exposure to strategic metals via listed futures contracts, with copper and aluminum receiving the largest allocations. Copper exposures were split between active contracts traded on the London Metal Exchange (LME) and Chicago Mercantile Exchange (CME). LME copper gained about 8% during the period since Fund inception, producing positive performance effects. CME copper also gained about 5% and produced positive impacts.

  Aluminum, listed on the LME, declined by about 6.4%, producing negative performance impacts. Other metals, such as silver and nickel, both traded on the LME, declined by about 13% and 17%, respectively, weighing negatively on returns.

  The Fund’s use of accounting leverage of 1.8x its notional exposure compounded the negative performance effects. Accounting leverage refers to the fact that the total asset exposure of the strategy is enhanced to 1.8x the Fund's net assets through the use of notional commodity futures contracts.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI All Country World Index (ACWI), a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance May 7, 2026 (inception) through August 31, 2026

Table Summary
	WisdomTree Efficient Rare Earth Plus Strategic Metals Fund $8,780	MSCI All Country World Index (ACWI) $10,455	MSCI ACWI Metals & Mining Index $10,503
05/07/26	$10,000	$10,000	$10,000
05/31/26	$9,970	$10,258	$10,075
06/30/26	$8,016	$10,175	$8,800
07/31/26	$7,429	$10,183	$8,967
08/31/26	$8,780	$10,455	$10,503

Average Annual Total Returns (%)

Table Summary
Since Inception 5/7/26Footnote Reference*
Fund NAV Returns	-12.20%
MSCI All Country World Index (ACWI)	4.55%
MSCI ACWI Metals & Mining Index	5.03%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

Key Fund Statistics

  Total Net Assets$5,818,726
  # of Portfolio Holdings102
  Portfolio Turnover Rate10%
  Investment Advisory Fees Paid, Net$10,084

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%	6.6%
ATI, Inc.	4.3%
Materion Corp.	3.5%
Lynas Rare Earths, Ltd.	2.9%
Southern Copper Corp.	2.7%
Iluka Resources Ltd.	2.4%
Freeport-McMoRan, Inc.	2.3%
MP Materials Corp.	2.3%
Grupo Mexico SAB de CV, Series B	2.1%
Energy Fuels, Inc.	2.1%

Investment Breakdown (% of Net Assets)

Table Summary
Common Stocks	85.6%
Mutual Fund	6.6%
Other Assets and Liabilities, Net	7.8%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Efficient Rare Earth Plus Strategic Metals Fund

Annual Shareholder Report - August 31, 2026

Ticker: WDIG

WDIG - 082026

WisdomTree Efficient TIPS Plus Gold Fund

Ticker: GDT

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - August 31, 2026

This annual shareholder report contains important information about the WisdomTree Efficient TIPS Plus Gold Fund (the "Fund") for the period of January 22, 2026 to August 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Efficient TIPS Plus Gold Fund	$13	0.23%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 1/22/26. Actual expenses are calculated using a 222/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

How did the Fund perform the last period and what affected its performance?

The Fund returned -8.02% at net asset value (NAV) for the fiscal period ended August 31, 2026, underperforming the Fund’s primary comparative benchmark, the ICE 0-5 Year US Inflation-Linked Treasury Index, which gained 1.79% during the same period. Please note that both performance figures represent total returns since the Fund’s inception on January 22, 2026. The following summarizes the key factors that affected Fund performance during the period:

  Gold prices declined from nearly $5,100 per troy ounce at Fund inception to under $4,500 by the end of the period. This caused Fund performance to struggle since gold represents a large allocation within its investment strategy.

  Treasury Inflation-Protected Securities (TIPS) exposures were beneficial for performance during the period, as coupon income from the 0- to 5-year TIPS maturity range offset price declines from rising real interest rates. This produced modestly positive return effects, though it was not enough to offset declines from the gold futures allocation that ultimately caused Fund performance to be negative over the period.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the ICE 0-5 Year US Inflation-Linked Treasury Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance January 22, 2026 (inception) through August 31, 2026

Table Summary
	WisdomTree Efficient TIPS Plus Gold Fund $9,198	ICE 0-5 Year US Inflation-Linked Treasury Index $10,179	S&P GSCI Gold Total Return Index $9,134
1/22/2026	$10,000	$10,000	$10,000
2/28/2026	$9,697	$10,089	$9,595
5/31/2026	$8,472	$10,155	$8,297
8/31/2026	$9,198	$10,179	$9,134

Average Annual Total Returns (%)

Table Summary
Since Inception 1/22/26Footnote Reference*
Fund NAV Returns	-8.02%
ICE 0-5 Year US Inflation-Linked Treasury Index	1.79%
S&P GSCI Gold Total Return Index	-8.66%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

Key Fund Statistics

  Total Net Assets$11,766,198
  # of Portfolio Holdings21
  Portfolio Turnover Rate56%
  Investment Advisory Fees Paid, Net$11,766

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
U.S. Treasury Inflation Indexed Notes, 1.25%, due 4/15/2031	6.1%
U.S. Treasury Inflation Indexed Notes, 1.63%, due 4/15/2030	5.9%
U.S. Treasury Inflation Indexed Notes, 2.13%, due 4/15/2029	5.9%
U.S. Treasury Inflation Indexed Notes, 0.13%, due 4/15/2027	5.8%
U.S. Treasury Inflation Indexed Notes, 0.50%, due 1/15/2028	5.3%
U.S. Treasury Inflation Indexed Notes, 1.13%, due 10/15/2030	5.2%
U.S. Treasury Inflation Indexed Notes, 1.25%, due 4/15/2028	4.9%
U.S. Treasury Inflation Indexed Notes, 0.13%, due 1/15/2031	4.8%
U.S. Treasury Inflation Indexed Notes, 1.63%, due 10/15/2027	4.7%
U.S. Treasury Inflation Indexed Notes, 2.38%, due 10/15/2028	4.6%

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	92.8%
Mutual Fund	2.8%
Other Assets and Liabilities, Net	4.4%
Total	100.0%

Material Fund Changes

Effective April 20, 2026, WisdomTree Asset Management, Inc. has contractually agreed to reduce the management fee for the Fund from 0.30% to 0.20% of the Fund’s average annual daily net assets. The change will not impact the Fund’s investment objective or strategy, or nature and quality of services provided to the Fund.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Efficient TIPS Plus Gold Fund

Annual Shareholder Report - August 31, 2026

Ticker: GDT

GDT - 082026

WisdomTree Emerging Currency Strategy Fund

Ticker: CEW

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2026

This annual shareholder report contains important information about the WisdomTree Emerging Currency Strategy Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Currency Strategy Fund	$57	0.55%

How did the Fund perform last year and what affected its performance?

The Fund returned 8.83% at net asset value (“NAV”) for the fiscal year ended August 31, 2026, outperforming the Fund’s primary comparative benchmark, the JPMorgan Emerging Local Markets Index Plus, which returned 6.79% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The U.S. dollar was mixed against a broad basket of emerging market currencies based on liquidity and economic diversification during the period.

  Long exposure to the Colombian peso (COP) was beneficial for Fund performance, as the Columbian peso strengthened nearly 25% versus the U.S. dollar (USD).

  Long exposures to the Mexican peso (MXN) and South African rand (ZAR) were also additive for performance, as each currency strengthened by nearly 10% versus the U.S. dollar.

  However, long exposures to the Turkish lira (TRY), Philippine peso (PHP) and Indian rupee (INR) detracted from performance. The latter two currencies weakened by 7% to 8% each versus the U.S.dollar, while the Turkish lira fell further, weakening by nearly 15% versus the U.S.dollar.

  The Fund’s money market exposure aided performance during the period, as high short-term interest rates in the U.S. generated income for the Fund.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the JP Morgan Emerging Local Markets Index Plus, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended August 31, 2026

Table Summary
	WisdomTree Emerging Currency Strategy Fund $12,814	JP Morgan Emerging Local Markets Index Plus $12,774	Equal-Weighted Emerging Currency Composite $13,056
08/31/16	$10,000	$10,000	$10,000
09/30/16	$10,122	$10,090	$10,120
10/31/16	$10,078	$10,011	$10,087
11/30/16	$9,683	$9,680	$9,705
12/31/16	$9,789	$9,728	$9,809
01/31/17	$9,950	$9,907	$9,973
02/28/17	$10,100	$10,071	$10,131
03/31/17	$10,223	$10,232	$10,259
04/30/17	$10,256	$10,265	$10,298
05/31/17	$10,384	$10,424	$10,436
06/30/17	$10,362	$10,429	$10,415
07/31/17	$10,523	$10,598	$10,586
08/31/17	$10,651	$10,705	$10,722
09/30/17	$10,568	$10,638	$10,653
10/31/17	$10,467	$10,578	$10,546
11/30/17	$10,629	$10,752	$10,715
12/31/17	$10,812	$10,850	$10,903
01/31/18	$11,124	$11,163	$11,225
02/28/18	$11,029	$11,046	$11,137
03/31/18	$11,068	$11,123	$11,183
04/30/18	$10,863	$10,914	$10,973
05/31/18	$10,584	$10,655	$10,714
06/30/18	$10,373	$10,481	$10,522
07/31/18	$10,456	$10,572	$10,620
08/31/18	$10,000	$10,253	$10,167
09/30/18	$10,178	$10,364	$10,352
10/31/18	$10,033	$10,246	$10,220
11/30/18	$10,273	$10,418	$10,457
12/31/18	$10,272	$10,489	$10,462
01/31/19	$10,624	$10,773	$10,839
02/28/19	$10,550	$10,721	$10,776
03/31/19	$10,420	$10,643	$10,657
04/30/19	$10,420	$10,652	$10,665
05/31/19	$10,335	$10,581	$10,603
06/30/19	$10,647	$10,863	$10,906
07/31/19	$10,664	$10,864	$10,936
08/31/19	$10,301	$10,517	$10,580
09/30/19	$10,397	$10,637	$10,677
10/31/19	$10,590	$10,855	$10,893
11/30/19	$10,454	$10,786	$10,762
12/31/19	$10,757	$11,034	$11,081
01/31/20	$10,532	$10,889	$10,860
02/29/20	$10,232	$10,651	$10,568
03/31/20	$9,567	$10,099	$9,889
04/30/20	$9,677	$10,213	$10,012
05/31/20	$9,879	$10,362	$10,241
06/30/20	$9,937	$10,444	$10,315
07/31/20	$10,110	$10,634	$10,486
08/31/20	$10,139	$10,701	$10,514
09/30/20	$10,006	$10,593	$10,393
10/31/20	$10,024	$10,638	$10,421
11/30/20	$10,445	$10,997	$10,845
12/31/20	$10,757	$11,225	$11,164
01/31/21	$10,623	$11,160	$11,051
02/28/21	$10,553	$11,095	$10,983
03/31/21	$10,396	$10,936	$10,842
04/30/21	$10,536	$11,114	$10,986
05/31/21	$10,670	$11,294	$11,163
06/30/21	$10,588	$11,157	$11,053
07/31/21	$10,484	$11,100	$10,955
08/31/21	$10,577	$11,182	$11,064
09/30/21	$10,321	$10,982	$10,807
10/31/21	$10,344	$11,016	$10,827
11/30/21	$9,955	$10,729	$10,435
12/31/21	$10,030	$10,878	$10,531
01/31/22	$10,135	$10,892	$10,636
02/28/22	$9,937	$10,689	$10,464
03/31/22	$10,234	$10,276	$10,122
04/30/22	$9,891	$9,968	$9,796
05/31/22	$10,001	$10,058	$9,917
06/30/22	$9,635	$9,807	$9,539
07/31/22	$9,565	$9,728	$9,464
08/31/22	$9,577	$9,713	$9,465
09/30/22	$9,263	$9,418	$9,164
10/31/22	$9,292	$9,469	$9,210
11/30/22	$9,699	$9,901	$9,619
12/31/22	$9,893	$10,101	$9,810
01/31/23	$10,221	$10,401	$10,139
02/28/23	$9,981	$10,209	$9,903
03/31/23	$10,251	$10,418	$10,170
04/30/23	$10,262	$10,463	$10,202
05/31/23	$10,145	$10,375	$10,106
06/30/23	$10,315	$10,501	$10,291
07/31/23	$10,555	$10,698	$10,536
08/31/23	$10,362	$10,543	$10,341
09/30/23	$10,239	$10,404	$10,228
10/31/23	$10,256	$10,411	$10,249
11/30/23	$10,567	$10,771	$10,554
12/31/23	$10,768	$10,954	$10,775
01/31/24	$10,594	$10,796	$10,598
02/29/24	$10,582	$10,833	$10,594
03/31/24	$10,624	$10,831	$10,646
04/30/24	$10,600	$10,761	$10,609
05/31/24	$10,726	$10,896	$10,750
06/30/24	$10,600	$10,802	$10,646
07/31/24	$10,726	$10,898	$10,780
08/31/24	$10,995	$11,148	$11,039
09/30/24	$11,276	$11,368	$11,323
10/31/24	$10,911	$11,087	$10,981
11/30/24	$10,840	$10,994	$10,913
12/31/24	$10,710	$10,835	$10,791
01/31/25	$10,924	$11,003	$11,005
02/28/25	$10,993	$11,040	$11,067
03/31/25	$11,094	$11,174	$11,190
04/30/25	$11,302	$11,499	$11,414
05/31/25	$11,485	$11,697	$11,593
06/30/25	$11,711	$11,966	$11,834
07/31/25	$11,548	$11,812	$11,673
08/31/25	$11,774	$11,962	$11,902
09/30/25	$11,888	$12,054	$12,033
10/31/25	$11,919	$12,038	$12,072
11/30/25	$12,058	$12,100	$12,217
12/31/25	$12,207	$12,256	$12,387
01/31/26	$12,459	$12,438	$12,649
02/28/26	$12,569	$12,556	$12,766
03/31/26	$12,175	$12,165	$12,362
04/30/26	$12,472	$12,456	$12,682
05/31/26	$12,562	$12,523	$12,763
06/30/26	$12,491	$12,403	$12,710
07/31/26	$12,691	$12,579	$12,917
08/31/26	$12,814	$12,774	$13,056

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	8.83%	3.91%	2.51%
JP Morgan Emerging Local Markets Index Plus	6.79%	2.70%	2.48%
Equal-Weighted Emerging Currency Composite	9.70%	3.37%	2.70%

Key Fund Statistics

  Total Net Assets$17,867,063
  # of Portfolio Holdings4
  Portfolio Turnover Rate0%
  Investment Advisory Fees Paid, Net$75,429

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

Table Summary
U.S. Treasury Bills, 3.71%, due 9/17/2026	34.9%
U.S. Treasury Bills, 3.72%, due 10/13/2026	34.7%
Citigroup, Inc., tri-party repurchase agreement, 3.67%, due 9/1/2026	27.1%
WisdomTree Floating Rate Treasury Fund	2.3%

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	69.6%
Repurchase Agreement	27.1%
Exchange-Traded Fund	2.3%
Other Assets and Liabilities, Net	1.0%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Currency Strategy Fund

Annual Shareholder Report - August 31, 2026

Ticker: CEW

CEW - 082026

WisdomTree Emerging Markets Corporate Bond Fund

Ticker: EMCB

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - August 31, 2026

This annual shareholder report contains important information about the WisdomTree Emerging Markets Corporate Bond Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Corporate Bond Fund	$61	0.60%

How did the Fund perform last year and what affected its performance?

The Fund returned 4.18% at net asset value (“NAV”) for the fiscal year ended August 31, 2026, underperforming the Fund’s primary comparative benchmark, the JPMorgan CEMBI Diversified Index, which returned 4.38% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from Mexican corporate issues primarily due to strong security selection.

  Overweights to issuers in Peru and Chile weighed negatively on Fund performance due to a mix of negative allocation effects and poor security selection.

  An underweight to Argentinian issuers also detracted from performance due to poor allocation effects, while Colombian exposures also weighed negatively on performance due to both allocation and security selection effects.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended August 31, 2026

Table Summary
	WisdomTree Emerging Markets Corporate Bond Fund $14,276	Bloomberg U.S. Aggregate Bond Index $11,489	JP Morgan CEMBI Diversified Index $14,511
08/31/16	$10,000	$10,000	$10,000
09/30/16	$10,017	$9,994	$10,013
10/31/16	$9,984	$9,918	$10,016
11/30/16	$9,731	$9,683	$9,819
12/31/16	$9,840	$9,697	$9,896
01/31/17	$9,973	$9,716	$10,026
02/28/17	$10,124	$9,781	$10,174
03/31/17	$10,167	$9,776	$10,208
04/30/17	$10,265	$9,851	$10,309
05/31/17	$10,310	$9,927	$10,359
06/30/17	$10,312	$9,917	$10,377
07/31/17	$10,410	$9,960	$10,471
08/31/17	$10,551	$10,049	$10,581
09/30/17	$10,606	$10,001	$10,614
10/31/17	$10,651	$10,007	$10,662
11/30/17	$10,678	$9,994	$10,664
12/31/17	$10,705	$10,040	$10,689
01/31/18	$10,734	$9,925	$10,694
02/28/18	$10,598	$9,831	$10,583
03/31/18	$10,544	$9,894	$10,555
04/30/18	$10,464	$9,820	$10,478
05/31/18	$10,357	$9,890	$10,401
06/30/18	$10,332	$9,878	$10,362
07/31/18	$10,508	$9,880	$10,519
08/31/18	$10,331	$9,944	$10,414
09/30/18	$10,448	$9,880	$10,511
10/31/18	$10,353	$9,802	$10,443
11/30/18	$10,323	$9,860	$10,421
12/31/18	$10,434	$10,041	$10,505
01/31/19	$10,751	$10,148	$10,802
02/28/19	$10,848	$10,142	$10,925
03/31/19	$10,960	$10,337	$11,066
04/30/19	$11,062	$10,340	$11,159
05/31/19	$11,080	$10,523	$11,214
06/30/19	$11,359	$10,655	$11,465
07/31/19	$11,466	$10,679	$11,580
08/31/19	$11,436	$10,955	$11,619
09/30/19	$11,522	$10,897	$11,684
10/31/19	$11,601	$10,930	$11,780
11/30/19	$11,647	$10,924	$11,822
12/31/19	$11,792	$10,917	$11,929
01/31/20	$11,936	$11,127	$12,102
02/29/20	$11,875	$11,327	$12,098
03/31/20	$10,435	$11,260	$10,733
04/30/20	$10,913	$11,460	$11,227
05/31/20	$11,408	$11,514	$11,654
06/30/20	$11,747	$11,586	$11,964
07/31/20	$12,024	$11,759	$12,234
08/31/20	$12,165	$11,665	$12,345
09/30/20	$12,056	$11,658	$12,278
10/31/20	$12,148	$11,606	$12,314
11/30/20	$12,539	$11,720	$12,643
12/31/20	$12,725	$11,736	$12,805
01/31/21	$12,718	$11,652	$12,790
02/28/21	$12,700	$11,484	$12,760
03/31/21	$12,576	$11,340	$12,678
04/30/21	$12,659	$11,430	$12,769
05/31/21	$12,734	$11,467	$12,848
06/30/21	$12,823	$11,548	$12,947
07/31/21	$12,814	$11,677	$12,973
08/31/21	$12,926	$11,655	$13,051
09/30/21	$12,840	$11,554	$12,955
10/31/21	$12,776	$11,551	$12,896
11/30/21	$12,590	$11,585	$12,813
12/31/21	$12,698	$11,555	$12,868
01/31/22	$12,400	$11,306	$12,649
02/28/22	$11,543	$11,180	$12,018
03/31/22	$11,480	$10,869	$11,675
04/30/22	$11,094	$10,457	$11,421
05/31/22	$11,051	$10,524	$11,351
06/30/22	$10,641	$10,359	$10,973
07/31/22	$10,828	$10,612	$11,116
08/31/22	$10,919	$10,313	$11,137
09/30/22	$10,426	$9,867	$10,682
10/31/22	$10,315	$9,739	$10,459
11/30/22	$10,892	$10,097	$11,033
12/31/22	$11,051	$10,052	$11,206
01/31/23	$11,383	$10,361	$11,542
02/28/23	$11,157	$10,093	$11,335
03/31/23	$11,232	$10,350	$11,424
04/30/23	$11,347	$10,412	$11,527
05/31/23	$11,281	$10,299	$11,448
06/30/23	$11,386	$10,262	$11,572
07/31/23	$11,521	$10,255	$11,680
08/31/23	$11,477	$10,189	$11,622
09/30/23	$11,390	$9,931	$11,523
10/31/23	$11,253	$9,774	$11,374
11/30/23	$11,688	$10,216	$11,797
12/31/23	$12,064	$10,608	$12,161
01/31/24	$12,093	$10,578	$12,232
02/29/24	$12,176	$10,429	$12,314
03/31/24	$12,278	$10,525	$12,429
04/30/24	$12,162	$10,259	$12,311
05/31/24	$12,325	$10,433	$12,496
06/30/24	$12,433	$10,532	$12,608
07/31/24	$12,618	$10,778	$12,798
08/31/24	$12,847	$10,933	$13,016
09/30/24	$13,030	$11,079	$13,182
10/31/24	$12,887	$10,805	$13,057
11/30/24	$12,940	$10,919	$13,132
12/31/24	$12,863	$10,740	$13,054
01/31/25	$12,974	$10,797	$13,159
02/28/25	$13,177	$11,035	$13,358
03/31/25	$13,165	$11,039	$13,370
04/30/25	$13,114	$11,082	$13,327
05/31/25	$13,216	$11,003	$13,412
06/30/25	$13,424	$11,172	$13,605
07/31/25	$13,547	$11,143	$13,722
08/31/25	$13,704	$11,276	$13,902
09/30/25	$13,848	$11,399	$14,031
10/31/25	$13,904	$11,470	$14,092
11/30/25	$13,923	$11,541	$14,127
12/31/25	$14,003	$11,524	$14,195
01/31/26	$14,101	$11,537	$14,305
02/28/26	$14,189	$11,726	$14,436
03/31/26	$13,920	$11,519	$14,144
04/30/26	$14,167	$11,532	$14,389
05/31/26	$14,200	$11,568	$14,445
06/30/26	$14,262	$11,596	$14,494
07/31/26	$14,181	$11,445	$14,422
08/31/26	$14,276	$11,489	$14,511

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	4.18%	2.01%	3.62%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
JP Morgan CEMBI Diversified Index	4.38%	2.14%	3.79%

Key Fund Statistics

  Total Net Assets$98,546,640
  # of Portfolio Holdings200
  Portfolio Turnover Rate160%
  Investment Advisory Fees Paid, Net$564,743

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
U.S. Treasury Note, 4.25%, due 8/15/2029	5.3%
Windfall Mining Group Inc/Groupe Minier Windfall, Inc., 5.85%, due 5/13/2032	1.6%
Alibaba Group Holding Ltd., 5.25%, due 5/26/2035	1.3%
Bidvest Group U.K. PLC, 6.20%, due 9/17/2032	1.3%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, due 4/27/2029	1.3%
Banco de Credito del Peru S.A., 6.45%, due 7/30/2035	1.1%
Bangkok Bank PCL, 3.73%, due 9/25/2034	1.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%	1.0%
Sitios Latinoamerica SAB de CV, 6.00%, due 11/25/2029	1.0%
Hyundai Capital America, 5.40%, due 6/23/2032	1.0%

Country Breakdown (% of Net Assets)

Table Summary
Mexico	9.6%
United States	8.2%
Chile	7.1%
Peru	6.1%
South Korea	5.5%
India	4.7%
Brazil	4.2%
Colombia	4.2%
South Africa	4.1%
Turkey	3.7%
Other Countries	41.2%
Other Assets and Liabilities, Net	1.4%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Markets Corporate Bond Fund

Annual Shareholder Report - August 31, 2026

Ticker: EMCB

EMCB - 082026

WisdomTree Emerging Markets Local Debt Fund

Ticker: ELD

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2026

This annual shareholder report contains important information about the WisdomTree Emerging Markets Local Debt Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Local Debt Fund	$57	0.55%

How did the Fund perform last year and what affected its performance?

The Fund returned 8.20% at net asset value (“NAV”) for the fiscal year ended August 31, 2026, outperforming the Fund’s primary comparative benchmark, The JP Morgan GBI-EM Global Diversified Unhedged Index, which returned 7.65% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from overweight exposures to bonds denominated in Brazilian real (BRL) due to positive allocation effects. The Brazilian real strengthened by about 4.7% versus the U.S. dollar (USD) during the period, compounding the benefit.

  Underweight exposures to Chinese renminbi (CNY) bonds also boosted performance, mainly due to allocation effects and currency strength. The Chinese renminbi strengthened by about 6% versus the U.S. dollar during the period.

  Bonds denominated in Peruvian sol (PEN) aided performance due to allocation effects and currency strength, with the Peruvian sol gaining about 4.8% versus the U.S. dollar during the period.

  Bonds denominated in Malaysian ringgit (MYR), South African rand (ZAR), and Colombian peso (COP) detracted from performance during the period, primarily due to poor allocation effects. Poor performance effects from Malaysian ringgit bonds were compounded by negative security selection. However, all three currencies strengthened meaningfully versus the U.S. dollar, which helped cushion the performance headwinds.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended August 31, 2026

Table Summary
	WisdomTree Emerging Markets Local Debt Fund $12,892	Bloomberg U.S. Aggregate Bond Index $11,489	JP Morgan GBI-EM Global Diversified Index Unhedged USD $13,105
08/31/16	$10,000	$10,000	$10,000
09/30/16	$10,188	$9,994	$10,202
10/31/16	$10,101	$9,918	$10,116
11/30/16	$9,502	$9,683	$9,405
12/31/16	$9,700	$9,697	$9,581
01/31/17	$9,909	$9,716	$9,797
02/28/17	$10,090	$9,781	$9,973
03/31/17	$10,268	$9,776	$10,204
04/30/17	$10,359	$9,851	$10,323
05/31/17	$10,495	$9,927	$10,525
06/30/17	$10,494	$9,917	$10,573
07/31/17	$10,672	$9,960	$10,793
08/31/17	$10,840	$10,049	$10,986
09/30/17	$10,826	$10,001	$10,949
10/31/17	$10,585	$10,007	$10,640
11/30/17	$10,712	$9,994	$10,820
12/31/17	$10,910	$10,040	$11,038
01/31/18	$11,318	$9,925	$11,533
02/28/18	$11,186	$9,831	$11,412
03/31/18	$11,247	$9,894	$11,529
04/30/18	$10,900	$9,820	$11,188
05/31/18	$10,378	$9,890	$10,631
06/30/18	$10,088	$9,878	$10,327
07/31/18	$10,243	$9,880	$10,523
08/31/18	$9,576	$9,944	$9,883
09/30/18	$9,768	$9,880	$10,139
10/31/18	$9,676	$9,802	$9,940
11/30/18	$9,964	$9,860	$10,219
12/31/18	$10,067	$10,041	$10,353
01/31/19	$10,560	$10,148	$10,918
02/28/19	$10,483	$10,142	$10,798
03/31/19	$10,381	$10,337	$10,655
04/30/19	$10,382	$10,340	$10,636
05/31/19	$10,381	$10,523	$10,668
06/30/19	$10,926	$10,655	$11,256
07/31/19	$11,060	$10,679	$11,360
08/31/19	$10,681	$10,955	$11,060
09/30/19	$10,796	$10,897	$11,166
10/31/19	$11,130	$10,930	$11,490
11/30/19	$10,923	$10,924	$11,281
12/31/19	$11,367	$10,917	$11,747
01/31/20	$11,231	$11,127	$11,596
02/29/20	$10,846	$11,327	$11,201
03/31/20	$9,677	$11,260	$9,960
04/30/20	$10,008	$11,460	$10,351
05/31/20	$10,504	$11,514	$10,887
06/30/20	$10,487	$11,586	$10,938
07/31/20	$10,766	$11,759	$11,268
08/31/20	$10,703	$11,665	$11,231
09/30/20	$10,509	$11,658	$11,005
10/31/20	$10,551	$11,606	$11,052
11/30/20	$11,152	$11,720	$11,658
12/31/20	$11,560	$11,736	$12,064
01/31/21	$11,384	$11,652	$11,935
02/28/21	$11,085	$11,484	$11,615
03/31/21	$10,743	$11,340	$11,258
04/30/21	$10,950	$11,430	$11,513
05/31/21	$11,203	$11,467	$11,800
06/30/21	$11,104	$11,548	$11,657
07/31/21	$11,048	$11,677	$11,607
08/31/21	$11,137	$11,655	$11,696
09/30/21	$10,784	$11,554	$11,295
10/31/21	$10,673	$11,551	$11,145
11/30/21	$10,324	$11,585	$10,840
12/31/21	$10,459	$11,555	$11,009
01/31/22	$10,446	$11,306	$11,008
02/28/22	$10,149	$11,180	$10,458
03/31/22	$9,916	$10,869	$10,297
04/30/22	$9,367	$10,457	$9,677
05/31/22	$9,589	$10,524	$9,847
06/30/22	$9,146	$10,359	$9,409
07/31/22	$9,274	$10,612	$9,437
08/31/22	$9,351	$10,313	$9,423
09/30/22	$8,860	$9,867	$8,964
10/31/22	$8,810	$9,739	$8,885
11/30/22	$9,352	$10,097	$9,517
12/31/22	$9,491	$10,052	$9,722
01/31/23	$9,879	$10,361	$10,140
02/28/23	$9,611	$10,093	$9,819
03/31/23	$10,007	$10,350	$10,224
04/30/23	$10,077	$10,412	$10,312
05/31/23	$10,021	$10,299	$10,149
06/30/23	$10,388	$10,262	$10,480
07/31/23	$10,685	$10,255	$10,781
08/31/23	$10,376	$10,189	$10,492
09/30/23	$10,069	$9,931	$10,139
10/31/23	$9,966	$9,774	$10,085
11/30/23	$10,464	$10,216	$10,617
12/31/23	$10,844	$10,608	$10,957
01/31/24	$10,709	$10,578	$10,790
02/29/24	$10,659	$10,429	$10,728
03/31/24	$10,655	$10,525	$10,725
04/30/24	$10,456	$10,259	$10,496
05/31/24	$10,609	$10,433	$10,665
06/30/24	$10,451	$10,532	$10,550
07/31/24	$10,645	$10,778	$10,790
08/31/24	$10,919	$10,933	$11,122
09/30/24	$11,277	$11,079	$11,499
10/31/24	$10,733	$10,805	$10,968
11/30/24	$10,638	$10,919	$10,906
12/31/24	$10,437	$10,740	$10,696
01/31/25	$10,667	$10,797	$10,915
02/28/25	$10,755	$11,035	$10,987
03/31/25	$10,880	$11,039	$11,157
04/30/25	$11,213	$11,082	$11,519
05/31/25	$11,381	$11,003	$11,682
06/30/25	$11,717	$11,172	$12,008
07/31/25	$11,622	$11,143	$11,917
08/31/25	$11,914	$11,276	$12,174
09/30/25	$12,123	$11,399	$12,344
10/31/25	$12,180	$11,470	$12,401
11/30/25	$12,354	$11,541	$12,569
12/31/25	$12,497	$11,524	$12,756
01/31/26	$12,835	$11,537	$13,034
02/28/26	$12,946	$11,726	$13,202
03/31/26	$12,230	$11,519	$12,469
04/30/26	$12,572	$11,532	$12,815
05/31/26	$12,685	$11,568	$12,924
06/30/26	$12,722	$11,596	$12,950
07/31/26	$12,761	$11,445	$12,989
08/31/26	$12,892	$11,489	$13,105

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	8.20%	2.97%	2.57%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
JP Morgan GBI-EM Global Diversified Index Unhedged USD	7.65%	2.30%	2.74%

Key Fund Statistics

  Total Net Assets$142,325,231
  # of Portfolio Holdings209
  Portfolio Turnover Rate20%
  Investment Advisory Fees Paid, Net$614,121

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Citigroup, Inc., tri-party repurchase agreement, 3.67%, due 9/1/2026	7.8%
Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 1/1/2031	1.9%
International Finance Corp., 7.00%, due 7/20/2027	1.4%
Peru Government Bonds, 7.60%, due 8/12/2039	1.2%
Hungary Government Bonds, 6.75%, due 7/23/2031	1.2%
Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 1/1/2029	1.1%
International Finance Corp., 6.75%, due 9/23/2031	1.1%
Republic of South Africa Government Bonds, 10.00%, due 3/31/2033	1.0%
Peru Government Bonds, 7.30%, due 8/12/2033	1.0%
Indonesia Treasury Bonds, 6.50%, due 4/15/2036	1.0%

Country Breakdown (% of Net Assets)

Table Summary
Indonesia	10.7%
United States	8.0%
Brazil	7.8%
Thailand	7.7%
South Africa	7.0%
Supranational	6.9%
China	6.8%
Mexico	6.3%
Peru	4.6%
Hungary	4.5%
Other Countries	26.6%
Other Assets and Liabilities, Net	3.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Markets Local Debt Fund

Annual Shareholder Report - August 31, 2026

Ticker: ELD

ELD - 082026

WisdomTree Enhanced Commodity Strategy Fund

Ticker: GCC

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2026

This annual shareholder report contains important information about the WisdomTree Enhanced Commodity Strategy Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Enhanced Commodity Strategy Fund	$63	0.53%

How did the Fund perform last year and what affected its performance?

The Fund returned 36.51% at net asset value ("NAV") for the fiscal year ended August 31, 2026, underperforming the Fund’s primary comparative benchmark, the Bloomberg Commodities Index, which gained 42.79% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Overweight exposures to various precious metals were additive during the period. Silver, palladium, and platinum all produced double-digit returns, with silver gaining nearly 60%. These delivered positive allocation effects.

  Bitcoin exposure, obtained via listed futures, detracted from performance during the period, as the digital currency declined from over $109,000 to about $78,000 by the end of the period. This resulted in a negative allocation effect for the Fund, as its benchmark contains no Bitcoin exposure.

  Overweights to select industrial metals, such as copper, aluminum, and zinc, were all additive during the period. Each produced high double-digit gains, with copper the best performer, delivering over 37% in total return.

  Underweights to WTI crude oil and Brent crude oil detracted from performance during the period. The onset of the U.S.-Israel-Iran War in the Middle East and implications for oil transit through the Strait of Hormuz caused both oil benchmark prices to spike above $110 at various points during the spring of 2026. Being underweight crude oil versus the benchmark during the rally resulted in negative allocation effects.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P GSCI Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance December 21, 2020 (inception) through August 31, 2026

Table Summary
	WisdomTree Enhanced Commodity Strategy Fund $21,746	S&P GSCI Index $29,452	Bloomberg Commodities Index $22,102
12/21/20	$10,000	$10,000	$10,000
12/31/20	$10,133	$10,036	$10,095
01/31/21	$10,277	$10,532	$10,360
02/28/21	$10,886	$11,646	$11,031
03/31/21	$10,688	$11,395	$10,794
04/30/21	$11,483	$12,333	$11,689
05/31/21	$11,889	$12,644	$12,008
06/30/21	$11,809	$13,187	$12,230
07/31/21	$11,937	$13,395	$12,455
08/31/21	$11,804	$13,086	$12,418
09/30/21	$11,862	$13,876	$13,036
10/31/21	$12,373	$14,680	$13,373
11/30/21	$11,647	$13,091	$12,395
12/31/21	$12,191	$14,085	$12,832
01/31/22	$12,753	$15,724	$13,958
02/28/22	$13,702	$17,104	$14,828
03/31/22	$14,855	$18,751	$16,110
04/30/22	$15,049	$19,711	$16,777
05/31/22	$15,131	$20,711	$17,033
06/30/22	$13,737	$19,128	$15,198
07/31/22	$13,620	$19,119	$15,846
08/31/22	$13,315	$18,607	$15,860
09/30/22	$12,525	$17,156	$14,574
10/31/22	$12,847	$18,306	$14,864
11/30/22	$13,226	$17,994	$15,271
12/31/22	$13,111	$17,746	$14,897
01/31/23	$13,334	$17,730	$14,824
02/28/23	$12,730	$17,052	$14,127
03/31/23	$12,859	$16,869	$14,098
04/30/23	$12,737	$16,741	$13,992
05/31/23	$12,003	$15,718	$13,204
06/30/23	$12,298	$16,408	$13,737
07/31/23	$13,169	$18,170	$14,596
08/31/23	$12,974	$18,278	$14,485
09/30/23	$12,953	$19,031	$14,384
10/31/23	$12,935	$18,234	$14,422
11/30/23	$12,869	$17,570	$14,097
12/31/23	$12,636	$16,988	$13,718
01/31/24	$12,822	$17,747	$13,773
02/29/24	$12,964	$17,902	$13,570
03/31/24	$13,769	$18,748	$14,019
04/30/24	$14,209	$18,966	$14,396
05/31/24	$14,417	$18,605	$14,649
06/30/24	$14,104	$18,871	$14,424
07/31/24	$13,776	$18,206	$13,842
08/31/24	$13,769	$17,892	$13,848
09/30/24	$14,216	$17,878	$14,522
10/31/24	$14,180	$17,959	$14,253
11/30/24	$14,447	$17,970	$14,310
12/31/24	$14,563	$18,559	$14,456
01/31/25	$15,050	$19,174	$15,028
02/28/25	$14,710	$18,917	$15,145
03/31/25	$15,127	$19,466	$15,740
04/30/25	$14,602	$17,824	$14,983
05/31/25	$14,787	$18,108	$14,897
06/30/25	$15,343	$18,919	$15,256
07/31/25	$15,529	$19,603	$15,186
08/31/25	$15,930	$19,563	$15,479
09/30/25	$16,486	$19,689	$15,812
10/31/25	$16,771	$19,955	$16,269
11/30/25	$16,925	$19,940	$16,790
12/31/25	$17,431	$19,880	$16,736
01/31/26	$18,479	$21,834	$18,471
02/28/26	$19,172	$22,353	$18,674
03/31/26	$19,700	$27,835	$20,822
04/30/26	$20,805	$29,623	$21,698
05/31/26	$20,508	$27,367	$20,925
06/30/26	$18,644	$24,668	$19,139
07/31/26	$19,964	$27,764	$20,582
08/31/26	$21,746	$29,452	$22,102

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception 12/21/20
Fund NAV Returns	36.51%	13.00%	14.61%
S&P GSCI Index	50.55%	17.61%	20.85%
Bloomberg Commodities Index	42.79%	12.22%	14.92%

Key Fund Statistics

  Total Net Assets$304,468,690
  # of Portfolio Holdings4
  Portfolio Turnover Rate13%
  Investment Advisory Fees Paid, Net$1,201,609

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

Table Summary
U.S. Treasury Bill, 3.88%, due 1/14/2027	75.7%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%	5.5%
WisdomTree Bitcoin Fund	5.1%
WisdomTree Floating Rate Treasury Fund	4.4%

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	75.7%
Exchange-Traded Funds	9.5%
Mutual Fund	5.5%
Other Assets and Liabilities, Net	9.3%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Enhanced Commodity Strategy Fund

Annual Shareholder Report - August 31, 2026

Ticker: GCC

GCC - 082026

WisdomTree Equity Premium Income Fund

Ticker: WTPI

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2026

This annual shareholder report contains important information about the WisdomTree Equity Premium Income Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Equity Premium Income Fund	$47	0.44%

How did the Fund perform last year and what affected its performance?

The Fund returned 14.14% at net asset value ("NAV") for the fiscal year ended August 31, 2026, underperforming the Fund’s primary comparative benchmark, the S&P 500® Index, which returned 20.38% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Because the Fund sells put options on an ETF tracking the S&P 500® Index, it benefited from the Index’s 20.38% gain during the period through the premiums earned on its written put options. It was able to steadily collect premium income from the put options sold and maintain most of those premiums as the market climbed higher during the period.

  However, because the Fund’s strategy does not provide full participation in equity market appreciation, the Fund only captured a portion of the Index’s advance, contributing to its underperformance relative to the S&P 500® Index.

  Premium income from written put options contributed positively to Fund returns and helped reduce volatility during periods of market weakness.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P 500® Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended August 31, 2026

Table Summary
	WisdomTree Equity Premium Income Fund $21,966	S&P 500® Index $41,793	Cboe S&P 500® PutWrite/Volos US Large Cap Target 2.5% PutWrite Spliced Index * $23,614
08/31/16	$10,000	$10,000	$10,000
09/30/16	$10,030	$10,002	$10,030
10/31/16	$10,041	$9,819	$10,051
11/30/16	$10,277	$10,183	$10,290
12/31/16	$10,311	$10,384	$10,337
01/31/17	$10,511	$10,581	$10,539
02/28/17	$10,628	$11,001	$10,663
03/31/17	$10,677	$11,014	$10,717
04/30/17	$10,779	$11,127	$10,819
05/31/17	$10,900	$11,284	$10,940
06/30/17	$10,957	$11,354	$11,002
07/31/17	$11,063	$11,588	$11,114
08/31/17	$11,052	$11,623	$11,112
09/30/17	$11,131	$11,863	$11,196
10/31/17	$11,188	$12,140	$11,261
11/30/17	$11,328	$12,512	$11,410
12/31/17	$11,372	$12,651	$11,458
01/31/18	$11,470	$13,376	$11,561
02/28/18	$11,219	$12,883	$11,312
03/31/18	$11,059	$12,555	$11,161
04/30/18	$11,278	$12,604	$11,389
05/31/18	$11,489	$12,907	$11,615
06/30/18	$11,501	$12,987	$11,634
07/31/18	$11,791	$13,470	$11,937
08/31/18	$11,967	$13,909	$12,121
09/30/18	$11,983	$13,988	$12,147
10/31/18	$11,302	$13,032	$11,468
11/30/18	$11,497	$13,297	$11,660
12/31/18	$10,621	$12,097	$10,779
01/31/19	$10,904	$13,066	$11,078
02/28/19	$11,062	$13,486	$11,233
03/31/19	$11,190	$13,748	$11,369
04/30/19	$11,361	$14,304	$11,549
05/31/19	$10,933	$13,395	$11,116
06/30/19	$11,452	$14,339	$11,647
07/31/19	$11,606	$14,546	$11,813
08/31/19	$11,402	$14,315	$11,608
09/30/19	$11,502	$14,583	$11,713
10/31/19	$11,768	$14,899	$11,986
11/30/19	$11,892	$15,440	$12,121
12/31/19	$12,000	$15,906	$12,234
01/31/20	$11,865	$15,899	$12,101
02/29/20	$11,005	$14,591	$11,208
03/31/20	$9,522	$12,788	$9,704
04/30/20	$10,006	$14,428	$10,212
05/31/20	$10,445	$15,115	$10,666
06/30/20	$10,558	$15,416	$10,777
07/31/20	$10,976	$16,285	$11,219
08/31/20	$11,229	$17,455	$11,446
09/30/20	$11,309	$16,792	$11,568
10/31/20	$10,971	$16,346	$11,227
11/30/20	$11,941	$18,135	$12,222
12/31/20	$12,204	$18,832	$12,495
01/31/21	$12,225	$18,642	$12,525
02/28/21	$12,396	$19,156	$12,703
03/31/21	$12,918	$19,995	$13,244
04/30/21	$13,042	$21,062	$13,376
05/31/21	$13,316	$21,209	$13,665
06/30/21	$13,602	$21,704	$13,966
07/31/21	$13,747	$22,220	$14,117
08/31/21	$14,021	$22,895	$14,406
09/30/21	$13,846	$21,831	$14,226
10/31/21	$14,470	$23,360	$14,877
11/30/21	$14,265	$23,198	$14,676
12/31/21	$14,786	$24,238	$15,217
01/31/22	$14,423	$22,984	$14,857
02/28/22	$14,449	$22,295	$14,887
03/31/22	$15,017	$23,123	$15,478
04/30/22	$14,385	$21,107	$14,831
05/31/22	$14,119	$21,146	$14,567
06/30/22	$13,666	$19,400	$14,110
07/31/22	$14,132	$21,189	$14,598
08/31/22	$13,516	$20,325	$13,974
09/30/22	$12,713	$18,453	$13,148
10/31/22	$13,177	$19,947	$13,714
11/30/22	$13,548	$21,062	$14,096
12/31/22	$13,252	$19,848	$13,802
01/31/23	$13,780	$21,095	$14,377
02/28/23	$13,717	$20,581	$14,355
03/31/23	$14,019	$21,336	$14,640
04/30/23	$14,270	$21,669	$14,904
05/31/23	$14,446	$21,763	$15,120
06/30/23	$14,894	$23,201	$15,580
07/31/23	$15,232	$23,947	$15,934
08/31/23	$15,011	$23,566	$15,756
09/30/23	$14,537	$22,442	$15,278
10/31/23	$14,279	$21,970	$15,069
11/30/23	$14,947	$23,977	$15,745
12/31/23	$15,349	$25,066	$16,161
01/31/24	$15,629	$25,487	$16,464
02/29/24	$16,153	$26,848	$17,027
03/31/24	$16,578	$27,712	$17,451
04/30/24	$16,037	$26,580	$16,959
05/31/24	$16,691	$27,898	$17,642
06/30/24	$17,079	$28,899	$18,062
07/31/24	$17,188	$29,251	$18,235
08/31/24	$17,214	$29,960	$18,286
09/30/24	$17,529	$30,600	$18,640
10/31/24	$17,519	$30,323	$18,664
11/30/24	$18,275	$32,102	$19,446
12/31/24	$17,962	$31,337	$19,050
01/31/25	$18,362	$32,210	$19,532
02/28/25	$18,153	$31,790	$19,350
03/31/25	$17,420	$29,998	$18,565
04/30/25	$17,426	$29,795	$18,555
05/31/25	$17,908	$31,670	$19,056
06/30/25	$18,473	$33,281	$19,692
07/31/25	$18,839	$34,028	$20,079
08/31/25	$19,245	$34,718	$20,516
09/30/25	$19,753	$35,985	$21,100
10/31/25	$20,143	$36,827	$21,524
11/30/25	$20,366	$36,918	$21,774
12/31/25	$20,608	$36,940	$22,039
01/31/26	$20,963	$37,476	$22,442
02/28/26	$20,900	$37,191	$22,378
03/31/26	$20,145	$35,339	$21,562
04/30/26	$20,987	$39,047	$22,487
05/31/26	$21,405	$41,102	$22,941
06/30/26	$21,361	$40,711	$22,933
07/31/26	$21,582	$40,685	$23,192
08/31/26	$21,966	$41,793	$23,614

*  Cboe S&P 500® PutWrite Index through October 24, 2022; Volos U.S. Large Cap Target 2.5% PutWrite Index thereafter.

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	14.14%	9.39%	8.19%
S&P 500® Index	20.38%	12.79%	15.37%
Cboe S&P 500® PutWrite/Volos US Large Cap Target 2.5% PutWrite Spliced Index	15.10%	10.39%	8.97%

Key Fund Statistics

  Total Net Assets$527,987,044
  # of Portfolio Holdings4
  Portfolio Turnover Rate0%
  Investment Advisory Fees Paid, Net$1,782,453

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

Table Summary
U.S. Treasury Bills, 3.73%, due 11/5/2026	49.4%
U.S. Treasury Bills, 3.88%, due 1/14/2027	49.1%
WisdomTree Floating Rate Treasury Fund	4.4%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%	0.6%

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	98.5%
Exchange-Traded Fund	4.4%
Mutual Fund	0.6%
Other Assets and Liabilities, Net	(3.5)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Equity Premium Income Fund

Annual Shareholder Report - August 31, 2026

Ticker: WTPI

WTPI - 082026

WisdomTree Floating Rate Treasury Fund

Ticker: USFR

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2026

This annual shareholder report contains important information about the WisdomTree Floating Rate Treasury Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Floating Rate Treasury Fund	$15	0.15%

How did the Fund perform last year and what affected its performance?

The Fund returned 3.98% at net asset value (“NAV”) for the fiscal year ended August 31, 2026, outperforming the Fund’s primary comparative benchmark, the Bloomberg U.S. Aggregate Bond index, which returned 1.89% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund produced consistent income over the year, as coupons remained tied to short-term rates that stayed elevated despite the Federal Reserve's 75 basis points (bps) of rate cuts during the period. Returns were further supported by the Federal Reserve’s decision to pause additional rate cuts in 2026, reflecting concerns over the uncertain inflation trajectory and elevated fiscal deficits, which sustained comparatively high yields at the front end of the yield curve.

  Short-term yields declined in line with rate cuts for most of the period before gradually rising during the final three months. As the Kevin Warsh-led Federal Reserve withdrew concrete forward guidance from its policy statements and inflationary concerns worsened, short-term Treasury yields climbed as investors anticipated that interest-rate increases would soon be needed. As a result, the Fund outperformed the Bloomberg U.S. Aggregate Bond Index, as its limited interest-rate sensitivity proved advantageous relative to the benchmark’s longer-duration exposures when market yields climbed.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended August 31, 2026

Table Summary
	WisdomTree Floating Rate Treasury Fund $12,789	Bloomberg U.S. Aggregate Bond Index $11,489	Bloomberg U.S. Treasury Floating Rate Bond Index $13,016
08/31/16	$10,000	$10,000	$10,000
09/30/16	$9,998	$9,994	$10,004
10/31/16	$10,004	$9,918	$10,011
11/30/16	$10,012	$9,683	$10,020
12/31/16	$10,021	$9,697	$10,027
01/31/17	$10,025	$9,716	$10,034
02/28/17	$10,033	$9,781	$10,042
03/31/17	$10,041	$9,776	$10,052
04/30/17	$10,055	$9,851	$10,064
05/31/17	$10,063	$9,927	$10,077
06/30/17	$10,067	$9,917	$10,081
07/31/17	$10,080	$9,960	$10,095
08/31/17	$10,085	$10,049	$10,104
09/30/17	$10,093	$10,001	$10,112
10/31/17	$10,106	$10,007	$10,127
11/30/17	$10,115	$9,994	$10,139
12/31/17	$10,124	$10,040	$10,150
01/31/18	$10,139	$9,925	$10,169
02/28/18	$10,151	$9,831	$10,180
03/31/18	$10,162	$9,894	$10,192
04/30/18	$10,177	$9,820	$10,211
05/31/18	$10,191	$9,890	$10,228
06/30/18	$10,205	$9,878	$10,243
07/31/18	$10,224	$9,880	$10,261
08/31/18	$10,239	$9,944	$10,280
09/30/18	$10,259	$9,880	$10,297
10/31/18	$10,279	$9,802	$10,319
11/30/18	$10,297	$9,860	$10,341
12/31/18	$10,307	$10,041	$10,351
01/31/19	$10,329	$10,148	$10,375
02/28/19	$10,347	$10,142	$10,394
03/31/19	$10,362	$10,337	$10,410
04/30/19	$10,389	$10,340	$10,440
05/31/19	$10,413	$10,523	$10,463
06/30/19	$10,420	$10,655	$10,473
07/31/19	$10,440	$10,679	$10,494
08/31/19	$10,450	$10,955	$10,509
09/30/19	$10,470	$10,897	$10,526
10/31/19	$10,488	$10,930	$10,547
11/30/19	$10,506	$10,924	$10,569
12/31/19	$10,523	$10,917	$10,586
01/31/20	$10,545	$11,127	$10,613
02/29/20	$10,563	$11,327	$10,625
03/31/20	$10,565	$11,260	$10,633
04/30/20	$10,572	$11,460	$10,645
05/31/20	$10,573	$11,514	$10,648
06/30/20	$10,575	$11,586	$10,652
07/31/20	$10,581	$11,759	$10,657
08/31/20	$10,582	$11,665	$10,658
09/30/20	$10,583	$11,658	$10,660
10/31/20	$10,579	$11,606	$10,662
11/30/20	$10,579	$11,720	$10,664
12/31/20	$10,578	$11,736	$10,664
01/31/21	$10,582	$11,652	$10,668
02/28/21	$10,582	$11,484	$10,669
03/31/21	$10,582	$11,340	$10,672
04/30/21	$10,582	$11,430	$10,672
05/31/21	$10,582	$11,467	$10,673
06/30/21	$10,582	$11,548	$10,674
07/31/21	$10,582	$11,677	$10,675
08/31/21	$10,582	$11,655	$10,677
09/30/21	$10,578	$11,554	$10,677
10/31/21	$10,578	$11,551	$10,677
11/30/21	$10,578	$11,585	$10,677
12/31/21	$10,579	$11,555	$10,680
01/31/22	$10,587	$11,306	$10,689
02/28/22	$10,592	$11,180	$10,696
03/31/22	$10,596	$10,869	$10,701
04/30/22	$10,615	$10,457	$10,719
05/31/22	$10,613	$10,524	$10,719
06/30/22	$10,623	$10,359	$10,729
07/31/22	$10,636	$10,612	$10,745
08/31/22	$10,649	$10,313	$10,762
09/30/22	$10,678	$9,867	$10,794
10/31/22	$10,709	$9,739	$10,825
11/30/22	$10,738	$10,097	$10,859
12/31/22	$10,778	$10,052	$10,901
01/31/23	$10,824	$10,361	$10,949
02/28/23	$10,866	$10,093	$10,994
03/31/23	$10,905	$10,350	$11,033
04/30/23	$10,960	$10,412	$11,091
05/31/23	$11,008	$10,299	$11,141
06/30/23	$11,053	$10,262	$11,190
07/31/23	$11,109	$10,255	$11,247
08/31/23	$11,154	$10,189	$11,295
09/30/23	$11,204	$9,931	$11,347
10/31/23	$11,259	$9,774	$11,405
11/30/23	$11,303	$10,216	$11,452
12/31/23	$11,345	$10,608	$11,494
01/31/24	$11,400	$10,578	$11,554
02/29/24	$11,454	$10,429	$11,611
03/31/24	$11,508	$10,525	$11,665
04/30/24	$11,569	$10,259	$11,729
05/31/24	$11,621	$10,433	$11,784
06/30/24	$11,669	$10,532	$11,834
07/31/24	$11,714	$10,778	$11,882
08/31/24	$11,758	$10,933	$11,926
09/30/24	$11,802	$11,079	$11,975
10/31/24	$11,855	$10,805	$12,028
11/30/24	$11,905	$10,919	$12,082
12/31/24	$11,957	$10,740	$12,137
01/31/25	$12,010	$10,797	$12,192
02/28/25	$12,048	$11,035	$12,232
03/31/25	$12,089	$11,039	$12,276
04/30/25	$12,126	$11,082	$12,313
05/31/25	$12,174	$11,003	$12,363
06/30/25	$12,215	$11,172	$12,407
07/31/25	$12,264	$11,143	$12,459
08/31/25	$12,299	$11,276	$12,494
09/30/25	$12,338	$11,399	$12,535
10/31/25	$12,379	$11,470	$12,581
11/30/25	$12,417	$11,541	$12,625
12/31/25	$12,468	$11,524	$12,674
01/31/26	$12,511	$11,537	$12,722
02/28/26	$12,547	$11,726	$12,759
03/31/26	$12,584	$11,519	$12,798
04/30/26	$12,626	$11,532	$12,842
05/31/26	$12,662	$11,568	$12,882
06/30/26	$12,705	$11,596	$12,927
07/31/26	$12,748	$11,445	$12,973
08/31/26	$12,789	$11,489	$13,016

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	3.98%	3.86%	2.49%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
Bloomberg U.S. Treasury Floating Rate Bond Index	4.18%	4.04%	2.67%

Key Fund Statistics

  Total Net Assets$18,761,987,208
  # of Portfolio Holdings5
  Portfolio Turnover Rate153%
  Investment Advisory Fees Paid, Net$25,839,279

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

Table Summary
U.S. Treasury Floating Rate Notes, 4.00%, due 10/31/2027	27.2%
U.S. Treasury Floating Rate Notes, 3.91%, due 1/31/2028	27.1%
U.S. Treasury Floating Rate Notes, 3.91%, due 4/30/2028	27.1%
U.S. Treasury Floating Rate Notes, 3.86%, due 7/31/2028	18.3%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%	0.0%Footnote Reference*
Footnote	Description
Footnote*	Represents less than 0.1%.

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	99.7%
Mutual Fund	0.0%Footnote Reference*
Other Assets and Liabilities, Net	0.3%
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Floating Rate Treasury Fund

Annual Shareholder Report - August 31, 2026

Ticker: USFR

USFR - 082026

WisdomTree High Income Laddered Municipal Fund

Ticker: WTMY

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - August 31, 2026

This annual shareholder report contains important information about the WisdomTree High Income Laddered Municipal Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree High Income Laddered Municipal Fund	$36	0.35%

How did the Fund perform last year and what affected its performance?

The Fund returned 4.57% at net asset value (“NAV”) for the fiscal year ended August 31, 2026, underperforming the Fund’s primary comparative benchmark, the Bloomberg U.S. Municipal High Yield (Non-Investment-Grade) Bonds Index, which returned 6.66% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from municipal bonds rated BB+ and BB due to strong allocation effects in the former and strong security-selection effects in the latter.

  The full range of A, AA, and AAA ratings, along with their positive and negative notches, detracted from performance. Poor allocation effects were the common driver across these categories.

  Exposures to Education and Health Care municipal bonds detracted from performance, primarily due to poor security selection.

  Transportation bonds also weighed negatively on performance due to a combination of poor allocation and security selection effects.

  Exposure to industrial development revenue bonds contributed positively to performance, primarily due to allocation effects.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Municipal High Yield (Non-investment Grade) Bonds Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance April 3, 2025 (inception) through August 31, 2026

Table Summary
	WisdomTree High Income Laddered Municipal Fund $10,471	Bloomberg U.S. Municipal High Yield (Non-investment Grade) Bonds Index $10,403	50% Bloomberg 3-15yr Municipal Blend (2-17) Index / 50% Bloomberg US Municipal High Yield (Non-investment Grade) Bonds Index $10,429
4/3/2025	$10,000	$10,000	$10,000
5/31/2025	$10,002	$9,850	$9,947
8/31/2025	$10,280	$10,011	$10,164
11/30/2025	$10,394	$10,126	$10,297
2/28/2026	$10,374	$10,198	$10,316
5/31/2026	$10,608	$10,540	$10,579
8/31/2026	$10,471	$10,403	$10,429

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 4/3/25
Fund NAV Returns	4.57%	3.31%
Bloomberg U.S. Municipal High Yield (Non-investment Grade) Bonds Index	6.66%	2.84%
50% Bloomberg 3-15yr Municipal Blend (2-17) Index / 50% Bloomberg US Municipal High Yield (Non-investment Grade) Bonds Index	4.78%	3.02%

Key Fund Statistics

  Total Net Assets$4,986,985
  # of Portfolio Holdings69
  Portfolio Turnover Rate22%
  Investment Advisory Fees Paid, Net$18,488

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Public Finance Authority, 6.50%, due 12/31/2065	5.5%
Oklahoma Development Finance Authority, 5.50%, due 8/15/2057	5.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, due 7/1/2058	5.2%
Chicago Board of Education, 6.25%, due 12/1/2050	5.1%
Florida Development Finance Corp., 5.25%, due 7/1/2053	3.9%
Tobacco Settlement Financing Corp., 5.00%, due 6/1/2046	3.2%
Build NYC Resource Corp., 7.00%, due 12/15/2055	3.1%
High Star Ranch Infrastructure Financing District, 6.25%, due 12/1/2055	3.0%
City of Houston TX Airport System Revenue, 5.50%, due 7/15/2036	2.6%
City of Chicago IL Wastewater Transmission Revenue, 5.00%, due 1/1/2038	2.3%

Investment Breakdown (% of Net Assets)

Table Summary
Municipal Bonds	98.5%
Mutual Fund	1.5%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree High Income Laddered Municipal Fund

Annual Shareholder Report - August 31, 2026

Ticker: WTMY

WTMY - 082026

WisdomTree Inflation Plus Fund

Ticker: WTIP

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - August 31, 2026

This annual shareholder report contains important information about the WisdomTree Inflation Plus Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Inflation Plus Fund	$74	0.65%

How did the Fund perform last year and what affected its performance?

The Fund returned 26.96% at net asset value ("NAV") for the fiscal year ended August 31, 2026, outperforming the Fund’s primary comparative benchmark, the ICE 0-5 Year US Inflation-Linked Treasury Index, which gained 2.20% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Most of the total return in excess of the benchmark was attributable to commodity exposures during the period. For example, exposure to precious metals, such as gold and silver, were beneficial for Fund performance during the period. Both produced double-digit returns, with silver gaining nearly 60% and gold providing about 22%. These delivered positive allocation effects.

  Crude oil exposures were also additive during the period. The onset of the U.S.-Israel-Iran war in the Middle East, and implications for oil transit through the Strait of Hormuz, caused benchmark oil prices to spike to over $110 at various points during the spring 2026 months. Being long crude oil versus the benchmark during the rally resulted in positive allocation effects.

  Bitcoin exposure detracted from performance during the period, as the digital currency declined from over $109,000 to about $78,000 by the end of the period. This resulted in a negative allocation effect for the Fund.

  Treasury Inflation-Protected Securities (TIPS) exposures were also beneficial during the period, as coupon income from the 0- to 5-year TIPS maturity range offset price declines from rising real rates. This produced positive return effects.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg Commodities Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance June 18, 2025 (inception) through August 31, 2026

Table Summary
	WisdomTree Inflation Plus Fund $12,877	Bloomberg Commodities Index $13,863	ICE 0-5 Year US Inflation-Linked Treasury Index $10,441
6/18/2025	$10,000	$10,000	$10,000
7/31/2025	$9,940	$9,569	$10,055
8/31/2025	$10,550	$9,917	$10,212
11/30/2025	$11,375	$10,497	$10,244
2/28/2026	$12,753	$13,060	$10,349
5/31/2026	$11,892	$12,004	$10,417
8/31/2026	$12,877	$13,863	$10,441

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 6/18/25
Fund NAV Returns	26.96%	23.34%
Bloomberg Commodities Index	42.79%	31.12%
ICE 0-5 Year US Inflation-Linked Treasury Index	2.20%	3.64%

Key Fund Statistics

  Total Net Assets$24,079,458
  # of Portfolio Holdings22
  Portfolio Turnover Rate52%
  Investment Advisory Fees Paid, Net$81,752

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%	15.9%
U.S. Treasury Inflation Indexed Notes, 1.13%, due 10/15/2030	4.8%
U.S. Treasury Inflation Indexed Notes, 1.25%, due 4/15/2031	4.7%
U.S. Treasury Inflation Indexed Notes, 1.63%, due 4/15/2030	4.7%
U.S. Treasury Inflation Indexed Notes, 1.63%, due 10/15/2029	4.6%
U.S. Treasury Inflation Indexed Notes, 2.13%, due 4/15/2029	4.4%
U.S. Treasury Inflation Indexed Notes, 2.38%, due 10/15/2028	4.4%
U.S. Treasury Inflation Indexed Notes, 1.63%, due 10/15/2027	4.3%
U.S. Treasury Inflation Indexed Notes, 0.13%, due 4/15/2027	4.2%
U.S. Treasury Inflation Indexed Notes, 0.13%, due 10/15/2026	4.2%

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	80.5%
Mutual Fund	15.9%
Exchange-Traded Fund	2.9%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Inflation Plus Fund

Annual Shareholder Report - August 31, 2026

Ticker: WTIP

WTIP - 082026

WisdomTree Interest Rate Hedged High Yield Bond Fund

Ticker: HYZD

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - August 31, 2026

This annual shareholder report contains important information about the WisdomTree Interest Rate Hedged High Yield Bond Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Interest Rate Hedged High Yield Bond Fund	$45	0.43%

How did the Fund perform last year and what affected its performance?

The Fund returned 7.00% at net asset value ("NAV") for the fiscal year ended August 31, 2026, outperforming the Fund’s primary comparative benchmark, the ICE BofA Merrill Lynch U.S. High Yield Index, which returned 4.80% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its near-zero duration structure, which allowed it to capture attractive income while avoiding much of the interest rate-driven volatility that affected traditional bonds. The shifting economic outlook during the period, owed to the U.S.-Israel-Iran War and attendant inflationary pressures, had implications for the near-term path of Federal Reserve monetary policy. These events changed interest rate conditions across the yield curve and generally caused rates to rise across tenors. Those effects were magnified by duration characteristics inherent in bond investing to which the Fund was not structurally exposed.

  Security selection within bonds issued by industrial companies was beneficial for returns during the period.

  Bonds issued by financial institutions weighed negatively on performance due to a mix of security-selection and allocation effects.

  Treasury exposures also detracted from returns due to poor allocation and security selection effects.

  The Fund’s short positions in Treasury futures effectively neutralized duration, which was generally helpful for protecting performance amid rising rates during the period.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Universal Total Return Index Value Unhedged USD, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended August 31, 2026

Table Summary
	WisdomTree Interest Rate Hedged High Yield Bond Fund $16,620	Bloomberg U.S. Universal Total Return Index Value Unhedged USD $11,922	Bloomberg U.S. Aggregate Bond Index $11,489	ICE BofA Merrill Lynch U.S. High Yield Index $16,727	ICE BofA ML 0-5 Yr U.S. High Yield Constrained, Zero Duration/ WisdomTree U.S. High Yield Corp Bond, Zero Duration Spliced Index * $17,924
08/31/16	$10,000	$10,000	$10,000	$10,000	$10,000
09/30/16	$10,084	$10,002	$9,994	$10,065	$10,076
10/31/16	$10,161	$9,936	$9,918	$10,096	$10,156
11/30/16	$10,174	$9,713	$9,683	$10,056	$10,242
12/31/16	$10,339	$9,742	$9,697	$10,254	$10,437
01/31/17	$10,430	$9,776	$9,716	$10,392	$10,549
02/28/17	$10,536	$9,851	$9,781	$10,554	$10,687
03/31/17	$10,536	$9,848	$9,776	$10,532	$10,684
04/30/17	$10,611	$9,930	$9,851	$10,651	$10,766
05/31/17	$10,680	$10,006	$9,927	$10,746	$10,839
06/30/17	$10,718	$9,998	$9,917	$10,758	$10,874
07/31/17	$10,782	$10,048	$9,960	$10,882	$10,953
08/31/17	$10,773	$10,134	$10,049	$10,879	$10,937
09/30/17	$10,883	$10,099	$10,001	$10,977	$11,056
10/31/17	$10,948	$10,111	$10,007	$11,019	$11,110
11/30/17	$10,958	$10,096	$9,994	$10,989	$11,109
12/31/17	$11,004	$10,140	$10,040	$11,021	$11,156
01/31/18	$11,142	$10,042	$9,925	$11,092	$11,316
02/28/18	$11,128	$9,947	$9,831	$10,989	$11,302
03/31/18	$11,089	$9,997	$9,894	$10,921	$11,269
04/30/18	$11,174	$9,931	$9,820	$10,994	$11,397
05/31/18	$11,176	$9,985	$9,890	$10,992	$11,407
06/30/18	$11,218	$9,970	$9,878	$11,030	$11,465
07/31/18	$11,345	$9,991	$9,880	$11,153	$11,605
08/31/18	$11,385	$10,040	$9,944	$11,234	$11,647
09/30/18	$11,494	$9,997	$9,880	$11,299	$11,763
10/31/18	$11,351	$9,914	$9,802	$11,114	$11,627
11/30/18	$11,244	$9,958	$9,860	$11,013	$11,513
12/31/18	$10,925	$10,114	$10,041	$10,772	$11,187
01/31/19	$11,302	$10,254	$10,148	$11,267	$11,577
02/28/19	$11,472	$10,265	$10,142	$11,457	$11,753
03/31/19	$11,487	$10,450	$10,337	$11,569	$11,767
04/30/19	$11,594	$10,465	$10,340	$11,731	$11,881
05/31/19	$11,433	$10,625	$10,523	$11,582	$11,706
06/30/19	$11,566	$10,775	$10,655	$11,866	$11,848
07/31/19	$11,636	$10,807	$10,679	$11,927	$11,915
08/31/19	$11,576	$11,052	$10,955	$11,973	$11,830
09/30/19	$11,638	$11,004	$10,897	$12,011	$11,889
10/31/19	$11,635	$11,040	$10,930	$12,039	$11,880
11/30/19	$11,640	$11,037	$10,924	$12,072	$11,899
12/31/19	$11,851	$11,054	$10,917	$12,324	$12,117
01/31/20	$11,814	$11,252	$11,127	$12,325	$12,068
02/29/20	$11,586	$11,421	$11,327	$12,134	$11,816
03/31/20	$10,240	$11,198	$11,260	$10,707	$10,250
04/30/20	$10,481	$11,422	$11,460	$11,114	$10,540
05/31/20	$10,750	$11,529	$11,514	$11,622	$10,931
06/30/20	$10,728	$11,625	$11,586	$11,735	$10,977
07/31/20	$11,206	$11,829	$11,759	$12,296	$11,538
08/31/20	$11,315	$11,761	$11,665	$12,417	$11,653
09/30/20	$11,155	$11,740	$11,658	$12,288	$11,483
10/31/20	$11,207	$11,698	$11,606	$12,345	$11,558
11/30/20	$11,602	$11,850	$11,720	$12,839	$12,014
12/31/20	$11,757	$11,891	$11,736	$13,084	$12,228
01/31/21	$11,800	$11,817	$11,652	$13,134	$12,304
02/28/21	$11,903	$11,664	$11,484	$13,180	$12,424
03/31/21	$11,981	$11,528	$11,340	$13,202	$12,541
04/30/21	$12,066	$11,625	$11,430	$13,347	$12,637
05/31/21	$12,057	$11,670	$11,467	$13,386	$12,641
06/30/21	$12,202	$11,755	$11,548	$13,569	$12,832
07/31/21	$12,156	$11,873	$11,677	$13,617	$12,770
08/31/21	$12,258	$11,865	$11,655	$13,691	$12,882
09/30/21	$12,316	$11,763	$11,554	$13,696	$12,948
10/31/21	$12,330	$11,754	$11,551	$13,671	$12,991
11/30/21	$12,148	$11,768	$11,585	$13,531	$12,787
12/31/21	$12,439	$11,760	$11,555	$13,786	$13,130
01/31/22	$12,228	$11,502	$11,306	$13,407	$12,892
02/28/22	$12,175	$11,345	$11,180	$13,287	$12,832
03/31/22	$12,381	$11,041	$10,869	$13,164	$13,090
04/30/22	$12,118	$10,629	$10,457	$12,685	$12,799
05/31/22	$12,148	$10,688	$10,524	$12,717	$12,839
06/30/22	$11,369	$10,474	$10,359	$11,851	$11,986
07/31/22	$11,933	$10,738	$10,612	$12,565	$12,620
08/31/22	$11,877	$10,458	$10,313	$12,264	$12,575
09/30/22	$11,709	$10,008	$9,867	$11,771	$12,381
10/31/22	$12,197	$9,898	$9,739	$12,106	$12,926
11/30/22	$12,232	$10,267	$10,097	$12,332	$12,939
12/31/22	$12,148	$10,232	$10,052	$12,239	$12,864
01/31/23	$12,448	$10,550	$10,361	$12,718	$13,206
02/28/23	$12,496	$10,290	$10,093	$12,553	$13,266
03/31/23	$12,337	$10,532	$10,350	$12,695	$13,063
04/30/23	$12,391	$10,596	$10,412	$12,813	$13,139
05/31/23	$12,325	$10,486	$10,299	$12,696	$13,093
06/30/23	$12,754	$10,470	$10,262	$12,902	$13,577
07/31/23	$12,994	$10,480	$10,255	$13,086	$13,861
08/31/23	$13,034	$10,417	$10,189	$13,123	$13,914
09/30/23	$13,019	$10,169	$9,931	$12,968	$13,905
10/31/23	$12,915	$10,016	$9,774	$12,810	$13,801
11/30/23	$13,311	$10,467	$10,216	$13,393	$14,229
12/31/23	$13,602	$10,864	$10,608	$13,884	$14,547
01/31/24	$13,601	$10,838	$10,578	$13,889	$14,566
02/29/24	$13,781	$10,708	$10,429	$13,930	$14,753
03/31/24	$13,964	$10,708	$10,525	$14,091	$14,960
04/30/24	$14,040	$10,560	$10,259	$13,955	$15,032
05/31/24	$14,066	$10,735	$10,433	$14,114	$15,050
06/30/24	$14,111	$10,834	$10,532	$14,245	$15,133
07/31/24	$14,220	$11,079	$10,778	$14,530	$15,223
08/31/24	$14,357	$11,243	$10,933	$14,760	$15,399
09/30/24	$14,481	$11,397	$11,079	$15,002	$15,517
10/31/24	$14,621	$11,138	$10,805	$14,919	$15,664
11/30/24	$14,802	$11,255	$10,919	$15,087	$15,863
12/31/24	$14,820	$11,085	$10,740	$15,025	$15,887
01/31/25	$15,027	$11,152	$10,797	$15,233	$16,097
02/28/25	$14,977	$11,383	$11,035	$15,332	$16,058
03/31/25	$14,831	$11,380	$11,039	$15,167	$15,900
04/30/25	$14,713	$11,420	$11,082	$15,168	$15,770
05/31/25	$15,120	$11,362	$11,003	$15,422	$16,224
06/30/25	$15,332	$11,539	$11,172	$15,709	$16,416
07/31/25	$15,432	$11,523	$11,143	$15,772	$16,526
08/31/25	$15,532	$11,661	$11,276	$15,961	$16,642
09/30/25	$15,667	$11,785	$11,399	$16,086	$16,815
10/31/25	$15,709	$11,863	$11,470	$16,118	$16,854
11/30/25	$15,783	$11,934	$11,541	$16,192	$16,940
12/31/25	$15,908	$11,926	$11,524	$16,303	$17,073
01/31/26	$16,003	$11,944	$11,537	$16,381	$17,193
02/28/26	$15,939	$12,126	$11,726	$16,400	$17,126
03/31/26	$15,914	$11,909	$11,519	$16,214	$17,087
04/30/26	$16,208	$11,945	$11,532	$16,489	$17,432
05/31/26	$16,346	$11,987	$11,568	$16,568	$17,575
06/30/26	$16,375	$12,018	$11,596	$16,612	$17,642
07/31/26	$16,480	$11,871	$11,445	$16,563	$17,737
08/31/26	$16,620	$11,922	$11,489	$16,727	$17,924

*  ICE BofA Merrill Lynch 0-5 Year U.S. High Yield Constrained, Zero Duration Index through June 1, 2020; WisdomTree U.S. High Yield Corporate Bond, Zero Duration Index thereafter.

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	7.00%	6.28%	5.21%
Bloomberg U.S. Universal Total Return Index Value Unhedged USD	2.23%	0.10%	1.77%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
ICE BofA Merrill Lynch U.S. High Yield Index	4.80%	4.09%	5.28%
ICE BofA ML 0-5 Yr U.S. High Yield Constrained, Zero Duration/ WisdomTree U.S. High Yield Corp Bond, Zero Duration Spliced Index	7.70%	6.83%	6.01%

Key Fund Statistics

  Total Net Assets$296,209,155
  # of Portfolio Holdings493
  Portfolio Turnover Rate72%
  Investment Advisory Fees Paid, Net$943,747

Effective January 1, 2026, the Fund's broad-based securities market index changed from the Bloomberg U.S. Aggregate Bond Index to the Bloomberg U.S. Universal Total Return Index Value Unhedged USD, which the Fund's investment adviser, WisdomTree Asset Management, Inc., believes better represents the overall domestic bond market.

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
U.S. Treasury Notes, 4.25%, due 8/15/2029	1.1%
Celanese U.S. Holdings LLC, 7.35%, due 11/15/2028	0.6%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%	0.6%
SM Energy Co., 9.63%, due 6/15/2033	0.6%
Caesars Entertainment, Inc., 7.00%, due 2/15/2030	0.6%
Post Holdings, Inc., 4.63%, due 4/15/2030	0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.38%, due 2/1/2029	0.5%
Viatris, Inc., 2.30%, due 6/22/2027	0.5%
Crescent Energy Finance LLC, 7.88%, due 4/15/2032	0.5%
Crescent Energy Finance LLC, 7.63%, due 4/1/2032	0.5%

Investment Breakdown (% of Net Assets)

Table Summary
Corporate Bonds	95.6%
U.S. Government Obligations	1.3%
Mutual Fund	0.6%
Other Assets and Liabilities, Net	2.5%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Interest Rate Hedged High Yield Bond Fund

Annual Shareholder Report - August 31, 2026

Ticker: HYZD

HYZD - 082026

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund

Ticker: AGZD

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - August 31, 2026

This annual shareholder report contains important information about the WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	$24	0.23%

How did the Fund perform last year and what affected its performance?

The Fund returned 5.15% at net asset value (“NAV”) for the fiscal year ended August 31, 2026, outperforming its primary comparative benchmark, the Bloomberg US Aggregate Bond Index, which returned 1.89% during the same period. The following summarizes the key factors that affected the Fund’s performance during this period:

  The Fund benefited from its near-zero duration structure, which allowed it to capture attractive income while avoiding much of the interest rate-driven volatility that affected traditional bonds. The shifting economic outlook during the period, owed to the U.S.-Israel-Iran War and attendant inflationary pressures, had implications for the near-term path of Federal Reserve monetary policy. These events changed interest rate conditions across the yield curve and generally caused rates to rise across tenors. Those effects were magnified by duration characteristics inherent in bond investing to which the Fund was not structurally exposed.

  Exposures to securitized bonds (like asset-backed securities and commercial mortgage-backed securities) contributed positively to performance due to strong allocation effects.

  Bonds issued by financial institutions also boosted performance due to allocation effects.

  Treasury exposures weighed negatively on returns due to poor allocation effects.

  The Fund’s short positions in Treasury futures effectively neutralized duration, which was generally helpful for protecting performance when rates rose during the period.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended August 31, 2026

Table Summary
	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund $13,677	Bloomberg U.S. Aggregate Bond Index $11,489	Bloomberg Rate Hedged U.S. Aggregate Bond Index, Zero Duration $13,715
08/31/16	$10,000	$10,000	$10,000
09/30/16	$9,994	$9,994	$9,999
10/31/16	$10,017	$9,918	$10,018
11/30/16	$10,049	$9,683	$10,029
12/31/16	$10,088	$9,697	$10,065
01/31/17	$10,090	$9,716	$10,069
02/28/17	$10,118	$9,781	$10,100
03/31/17	$10,113	$9,776	$10,105
04/30/17	$10,121	$9,851	$10,118
05/31/17	$10,143	$9,927	$10,146
06/30/17	$10,169	$9,917	$10,176
07/31/17	$10,202	$9,960	$10,202
08/31/17	$10,193	$10,049	$10,204
09/30/17	$10,245	$10,001	$10,258
10/31/17	$10,283	$10,007	$10,292
11/30/17	$10,301	$9,994	$10,311
12/31/17	$10,347	$10,040	$10,352
01/31/18	$10,381	$9,925	$10,392
02/28/18	$10,361	$9,831	$10,376
03/31/18	$10,343	$9,894	$10,365
04/30/18	$10,368	$9,820	$10,396
05/31/18	$10,362	$9,890	$10,389
06/30/18	$10,366	$9,878	$10,394
07/31/18	$10,429	$9,880	$10,457
08/31/18	$10,432	$9,944	$10,456
09/30/18	$10,476	$9,880	$10,503
10/31/18	$10,434	$9,802	$10,469
11/30/18	$10,420	$9,860	$10,449
12/31/18	$10,406	$10,041	$10,429
01/31/19	$10,488	$10,148	$10,507
02/28/19	$10,536	$10,142	$10,545
03/31/19	$10,572	$10,337	$10,577
04/30/19	$10,611	$10,340	$10,621
05/31/19	$10,592	$10,523	$10,595
06/30/19	$10,651	$10,655	$10,650
07/31/19	$10,724	$10,679	$10,712
08/31/19	$10,712	$10,955	$10,686
09/30/19	$10,746	$10,897	$10,726
10/31/19	$10,779	$10,930	$10,763
11/30/19	$10,829	$10,924	$10,804
12/31/19	$10,884	$10,917	$10,857
01/31/20	$10,876	$11,127	$10,841
02/29/20	$10,840	$11,327	$10,792
03/31/20	$10,522	$11,260	$10,452
04/30/20	$10,663	$11,460	$10,601
05/31/20	$10,714	$11,514	$10,670
06/30/20	$10,768	$11,586	$10,735
07/31/20	$10,844	$11,759	$10,806
08/31/20	$10,828	$11,665	$10,814
09/30/20	$10,813	$11,658	$10,804
10/31/20	$10,843	$11,606	$10,842
11/30/20	$10,921	$11,720	$10,923
12/31/20	$10,954	$11,736	$10,957
01/31/21	$10,970	$11,652	$10,961
02/28/21	$11,000	$11,484	$10,956
03/31/21	$10,969	$11,340	$10,973
04/30/21	$10,977	$11,430	$10,985
05/31/21	$10,970	$11,467	$10,981
06/30/21	$10,990	$11,548	$11,010
07/31/21	$10,979	$11,677	$10,993
08/31/21	$10,974	$11,655	$10,995
09/30/21	$11,000	$11,554	$11,014
10/31/21	$11,015	$11,551	$11,033
11/30/21	$10,976	$11,585	$10,988
12/31/21	$10,993	$11,555	$11,016
01/31/22	$10,968	$11,306	$10,980
02/28/22	$10,927	$11,180	$10,920
03/31/22	$10,978	$10,869	$10,974
04/30/22	$10,883	$10,457	$10,890
05/31/22	$10,917	$10,524	$10,913
06/30/22	$10,822	$10,359	$10,851
07/31/22	$10,896	$10,612	$10,914
08/31/22	$10,931	$10,313	$10,942
09/30/22	$10,890	$9,867	$10,896
10/31/22	$10,921	$9,739	$10,915
11/30/22	$11,089	$10,097	$11,056
12/31/22	$11,107	$10,052	$11,121
01/31/23	$11,260	$10,361	$11,236
02/28/23	$11,302	$10,093	$11,291
03/31/23	$11,259	$10,350	$11,245
04/30/23	$11,305	$10,412	$11,295
05/31/23	$11,357	$10,299	$11,364
06/30/23	$11,520	$10,262	$11,511
07/31/23	$11,600	$10,255	$11,591
08/31/23	$11,624	$10,189	$11,620
09/30/23	$11,635	$9,931	$11,633
10/31/23	$11,635	$9,774	$11,648
11/30/23	$11,819	$10,216	$11,808
12/31/23	$11,912	$10,608	$11,927
01/31/24	$11,975	$10,578	$11,967
02/29/24	$12,059	$10,429	$12,055
03/31/24	$12,135	$10,525	$12,151
04/30/24	$12,201	$10,259	$12,215
05/31/24	$12,295	$10,433	$12,295
06/30/24	$12,289	$10,532	$12,321
07/31/24	$12,389	$10,778	$12,358
08/31/24	$12,417	$10,933	$12,428
09/30/24	$12,504	$11,079	$12,497
10/31/24	$12,577	$10,805	$12,578
11/30/24	$12,683	$10,919	$12,665
12/31/24	$12,720	$10,740	$12,717
01/31/25	$12,774	$10,797	$12,755
02/28/25	$12,811	$11,035	$12,788
03/31/25	$12,808	$11,039	$12,789
04/30/25	$12,751	$11,082	$12,747
05/31/25	$12,848	$11,003	$12,846
06/30/25	$12,909	$11,172	$12,923
07/31/25	$12,993	$11,143	$13,008
08/31/25	$13,007	$11,276	$13,029
09/30/25	$13,126	$11,399	$13,142
10/31/25	$13,188	$11,470	$13,195
11/30/25	$13,202	$11,541	$13,214
12/31/25	$13,257	$11,524	$13,285
01/31/26	$13,336	$11,537	$13,365
02/28/26	$13,354	$11,726	$13,366
03/31/26	$13,407	$11,519	$13,414
04/30/26	$13,479	$11,532	$13,484
05/31/26	$13,566	$11,568	$13,576
06/30/26	$13,581	$11,596	$13,631
07/31/26	$13,635	$11,445	$13,637
08/31/26	$13,677	$11,489	$13,715

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	5.15%	4.50%	3.18%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
Bloomberg Rate Hedged U.S. Aggregate Bond Index, Zero Duration	5.27%	4.52%	3.21%

Key Fund Statistics

  Total Net Assets$144,491,443
  # of Portfolio Holdings1,496
  Portfolio Turnover Rate119%
  Portfolio Turnover Rate Excluding TBA Roll Transactions54%
  Investment Advisory Fees Paid, Net$231,453

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Citigroup, Inc., 3.67%, due 9/1/2026	4.1%
U.S. Treasury Notes, 4.13%, due 6/30/2028	0.9%
U.S. Treasury Notes, 4.38%, due 5/15/2036	0.6%
Uniform Mortgage-Backed Securities, 6.00%, due 9/1/2056	0.6%
Uniform Mortgage-Backed Securities, 5.50%, due 9/1/2056	0.5%
U.S. Treasury Notes, 4.38%, due 8/31/2028	0.5%
U.S. Treasury Notes, 1.38%, due 11/15/2031	0.5%
Uniform Mortgage-Backed Securities, 3.00%, due 9/1/2056	0.5%
U.S. Treasury Notes, 4.50%, due 11/15/2033	0.5%
U.S. Treasury Notes, 3.38%, due 5/15/2033	0.5%

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	45.8%
Corporate Bonds	24.0%
U.S. Government Agencies	23.7%
Repurchase Agreement	4.1%
Commercial Mortgage-Backed Securities	1.4%
Supranational Bonds	1.3%
Foreign Government Obligations	1.2%
Asset-Backed Securities	0.4%
Municipal Bonds	0.3%
Others	0.5%
Other Assets and Liabilities, Net	(2.7)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund

Annual Shareholder Report - August 31, 2026

Ticker: AGZD

AGZD - 082026

WisdomTree Managed Futures Strategy Fund

Ticker: WTMF

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2026

This annual shareholder report contains important information about the WisdomTree Managed Futures Strategy Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Managed Futures Strategy Fund	$70	0.64%

How did the Fund perform last year and what affected its performance?

The Fund returned 18.24% at net asset value ("NAV") for the fiscal year ended August 31, 2026, outperforming the Fund’s primary comparative benchmark, the ICE BofA US 3-Month Treasury Bill Index, which was up 3.71% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Both WTI and Brent crude oil contracts were additive during the period. The onset of the U.S.-Israel-Iran War in the Middle East and implications for oil transit through the Strait of Hormuz caused both oil benchmark prices to spike above $110 at various points during the spring of 2026. Being long crude oil versus the benchmark during the rally resulted in positive allocation effects.

  Long exposure to Bitcoin detracted from performance, as the digital currency declined from over $109,000 to about $78,000 by the end of the period. This resulted in a negative allocation effect for the Fund.

  Long exposure to Russell 2000 Index contracts, representing the U.S. small-cap equity market, was also additive during the period. U.S. small-caps outperformed the broader U.S. equity market, marking one of the first periods in recent memory in which they enjoyed sustained success versus large-cap and broader-market peers.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the ICE BofA US 3-Month Treasury Bill Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended August 31, 2026

Table Summary
	WisdomTree Managed Futures Strategy Fund $14,588	ICE BofA US 3-Month Treasury Bill Index $12,675	60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Index Composite $25,263	S&P GSCI Index $26,436
08/31/16	$10,000	$10,000	$10,000	$10,000
09/30/16	$10,236	$10,005	$9,999	$10,414
10/31/16	$10,141	$10,007	$9,859	$10,259
11/30/16	$10,002	$10,009	$9,983	$10,519
12/31/16	$10,063	$10,013	$10,107	$11,015
01/31/17	$9,849	$10,018	$10,231	$10,859
02/28/17	$9,849	$10,022	$10,505	$10,884
03/31/17	$9,689	$10,024	$10,510	$10,458
04/30/17	$9,711	$10,030	$10,608	$10,238
05/31/17	$9,594	$10,036	$10,731	$10,081
06/30/17	$9,506	$10,044	$10,767	$9,887
07/31/17	$9,416	$10,053	$10,919	$10,340
08/31/17	$9,446	$10,062	$10,978	$10,260
09/30/17	$9,443	$10,071	$11,093	$10,601
10/31/17	$9,582	$10,080	$11,252	$11,005
11/30/17	$9,584	$10,088	$11,458	$11,157
12/31/17	$9,740	$10,099	$11,555	$11,650
01/31/18	$9,798	$10,111	$11,900	$12,048
02/28/18	$9,623	$10,121	$11,586	$11,646
03/31/18	$9,638	$10,135	$11,435	$11,904
04/30/18	$9,691	$10,148	$11,428	$12,504
05/31/18	$9,713	$10,164	$11,627	$12,685
06/30/18	$9,691	$10,181	$11,664	$12,857
07/31/18	$9,701	$10,197	$11,926	$12,403
08/31/18	$9,866	$10,215	$12,190	$12,537
09/30/18	$9,905	$10,231	$12,201	$13,029
10/31/18	$9,820	$10,249	$11,659	$12,268
11/30/18	$9,771	$10,270	$11,828	$10,884
12/31/18	$9,771	$10,288	$11,274	$10,040
01/31/19	$9,653	$10,309	$11,843	$10,943
02/28/19	$9,784	$10,327	$12,064	$11,360
03/31/19	$9,796	$10,350	$12,297	$11,543
04/30/19	$9,930	$10,370	$12,595	$11,872
05/31/19	$9,587	$10,393	$12,198	$10,897
06/30/19	$9,519	$10,416	$12,775	$11,379
07/31/19	$9,557	$10,435	$12,899	$11,355
08/31/19	$9,842	$10,457	$12,901	$10,717
09/30/19	$9,585	$10,475	$13,018	$10,904
10/31/19	$9,474	$10,495	$13,205	$11,040
11/30/19	$9,381	$10,508	$13,494	$11,039
12/31/19	$9,506	$10,523	$13,735	$11,810
01/31/20	$9,140	$10,537	$13,836	$10,531
02/29/20	$9,140	$10,553	$13,248	$9,648
03/31/20	$9,298	$10,584	$12,270	$6,809
04/30/20	$9,181	$10,584	$13,229	$6,151
05/31/20	$9,012	$10,585	$13,616	$7,158
06/30/20	$8,968	$10,586	$13,812	$7,522
07/31/20	$9,083	$10,588	$14,364	$7,807
08/31/20	$9,040	$10,589	$14,952	$8,165
09/30/20	$8,971	$10,590	$14,608	$7,868
10/31/20	$8,927	$10,591	$14,351	$7,587
11/30/20	$9,165	$10,592	$15,329	$8,501
12/31/20	$9,541	$10,593	$15,692	$9,008
01/31/21	$9,728	$10,594	$15,551	$9,453
02/28/21	$10,145	$10,595	$15,724	$10,454
03/31/21	$10,024	$10,596	$16,074	$10,229
04/30/21	$10,464	$10,596	$16,662	$11,071
05/31/21	$10,482	$10,596	$16,756	$11,350
06/30/21	$10,621	$10,596	$17,038	$11,837
07/31/21	$10,606	$10,596	$17,358	$12,023
08/31/21	$10,652	$10,597	$17,742	$11,747
09/30/21	$10,534	$10,597	$17,284	$12,455
10/31/21	$10,666	$10,597	$17,872	$13,177
11/30/21	$10,309	$10,598	$18,004	$11,751
12/31/21	$10,398	$10,598	$18,296	$12,643
01/31/22	$10,232	$10,598	$17,357	$14,114
02/28/22	$10,409	$10,599	$17,126	$15,352
03/31/22	$10,586	$10,603	$17,504	$16,831
04/30/22	$10,445	$10,604	$16,163	$17,693
05/31/22	$10,518	$10,611	$16,315	$18,590
06/30/22	$10,303	$10,614	$15,369	$17,169
07/31/22	$10,253	$10,619	$16,297	$17,162
08/31/22	$10,235	$10,636	$15,810	$16,702
09/30/22	$10,144	$10,663	$14,723	$15,399
10/31/22	$10,279	$10,680	$15,283	$16,432
11/30/22	$10,018	$10,714	$15,591	$16,151
12/31/22	$9,794	$10,753	$15,337	$15,929
01/31/23	$10,060	$10,786	$15,937	$15,915
02/28/23	$10,048	$10,822	$15,539	$15,306
03/31/23	$10,392	$10,868	$16,040	$15,141
04/30/23	$10,516	$10,902	$16,230	$15,027
05/31/23	$10,729	$10,945	$16,202	$14,109
06/30/23	$10,822	$10,995	$16,828	$14,728
07/31/23	$10,968	$11,039	$17,148	$16,309
08/31/23	$10,850	$11,089	$16,940	$16,407
09/30/23	$10,921	$11,140	$16,281	$17,082
10/31/23	$10,819	$11,189	$15,973	$16,367
11/30/23	$11,076	$11,240	$17,136	$15,771
12/31/23	$11,376	$11,292	$17,866	$15,249
01/31/24	$11,353	$11,340	$18,026	$15,930
02/29/24	$11,847	$11,387	$18,508	$16,069
03/31/24	$12,198	$11,438	$18,942	$16,829
04/30/24	$11,886	$11,487	$18,279	$17,024
05/31/24	$11,951	$11,542	$18,960	$16,700
06/30/24	$11,792	$11,589	$19,455	$16,938
07/31/24	$11,786	$11,641	$19,785	$16,342
08/31/24	$11,626	$11,697	$20,186	$16,060
09/30/24	$11,535	$11,747	$20,552	$16,047
10/31/24	$11,616	$11,792	$20,238	$16,120
11/30/24	$11,935	$11,837	$21,044	$16,130
12/31/24	$11,752	$11,885	$20,602	$16,659
01/31/25	$11,924	$11,929	$20,989	$17,211
02/28/25	$11,651	$11,967	$21,005	$16,980
03/31/25	$11,490	$12,007	$20,301	$17,473
04/30/25	$11,540	$12,048	$20,250	$15,999
05/31/25	$11,678	$12,092	$20,953	$16,254
06/30/25	$11,897	$12,131	$21,731	$16,982
07/31/25	$12,096	$12,173	$22,001	$17,595
08/31/25	$12,338	$12,221	$22,375	$17,560
09/30/25	$12,752	$12,262	$22,967	$17,673
10/31/25	$13,050	$12,304	$23,347	$17,912
11/30/25	$13,142	$12,339	$23,439	$17,899
12/31/25	$13,235	$12,381	$23,434	$17,844
01/31/26	$13,138	$12,417	$23,648	$19,598
02/28/26	$13,718	$12,451	$23,694	$20,064
03/31/26	$13,714	$12,487	$22,822	$24,985
04/30/26	$14,103	$12,523	$24,263	$26,589
05/31/26	$14,311	$12,561	$25,086	$24,565
06/30/26	$14,113	$12,597	$24,957	$22,142
07/31/26	$14,189	$12,639	$24,817	$24,922
08/31/26	$14,588	$12,675	$25,263	$26,436

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	18.24%	6.49%	3.85%
ICE BofA US 3-Month Treasury Bill Index	3.71%	3.65%	2.40%
60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Index Composite	12.91%	7.32%	9.71%
S&P GSCI Index	50.55%	17.61%	10.21%

Key Fund Statistics

  Total Net Assets$262,783,907
  # of Portfolio Holdings4
  Portfolio Turnover Rate106%
  Investment Advisory Fees Paid, Net$1,345,785

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

Table Summary
U.S. Treasury Bill, 3.88%, due 1/14/2027	81.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%	9.2%
WisdomTree Floating Rate Treasury Fund	4.4%
WisdomTree Bitcoin Fund	1.8%

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	81.0%
Mutual Fund	9.2%
Exchange-Traded Funds	6.2%
Other Assets and Liabilities, Net	3.6%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Managed Futures Strategy Fund

Annual Shareholder Report - August 31, 2026

Ticker: WTMF

WTMF - 082026

WisdomTree Mortgage Plus Bond Fund

Ticker: MTGP

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2026

This annual shareholder report contains important information about the WisdomTree Mortgage Plus Bond Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Mortgage Plus Bond Fund	$46	0.45%

How did the Fund perform last year and what affected its performance?

The Fund returned 2.55% at net asset value (“NAV”) for the fiscal year ended August 31, 2026, underperforming the Fund’s primary comparative benchmark, the Bloomberg U.S. Securitized MBS/ABS/CMBS Index, which returned 2.98% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from an overweight to collateralized mortgage obligations due to strong allocation effects.

  Commercial mortgage-backed securities aided performance due to positive security selection effects.

  Passthrough mortgage-backed securities detracted from performance due to poor security selection and allocation effects.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance November 14, 2019 (inception) through August 31, 2026

Table Summary
	WisdomTree Mortgage Plus Bond Fund $10,635	Bloomberg U.S. Aggregate Bond Index $10,556	Bloomberg U.S. Securitized MBS/ABS/CMBS Index $10,583
11/14/19	$10,000	$10,000	$10,000
11/30/19	$10,012	$10,037	$10,012
12/31/19	$10,020	$10,030	$10,028
01/31/20	$10,144	$10,223	$10,111
02/29/20	$10,268	$10,407	$10,229
03/31/20	$10,058	$10,346	$10,301
04/30/20	$10,173	$10,530	$10,372
05/31/20	$10,243	$10,579	$10,393
06/30/20	$10,338	$10,646	$10,398
07/31/20	$10,420	$10,805	$10,425
08/31/20	$10,445	$10,717	$10,430
09/30/20	$10,469	$10,712	$10,423
10/31/20	$10,444	$10,664	$10,416
11/30/20	$10,498	$10,768	$10,429
12/31/20	$10,518	$10,783	$10,455
01/31/21	$10,544	$10,706	$10,462
02/28/21	$10,471	$10,551	$10,389
03/31/21	$10,429	$10,420	$10,332
04/30/21	$10,490	$10,502	$10,391
05/31/21	$10,495	$10,536	$10,380
06/30/21	$10,504	$10,610	$10,378
07/31/21	$10,569	$10,729	$10,444
08/31/21	$10,548	$10,708	$10,427
09/30/21	$10,505	$10,616	$10,387
10/31/21	$10,486	$10,613	$10,366
11/30/21	$10,488	$10,644	$10,356
12/31/21	$10,458	$10,617	$10,346
01/31/22	$10,343	$10,388	$10,193
02/28/22	$10,263	$10,272	$10,093
03/31/22	$9,996	$9,987	$9,829
04/30/22	$9,704	$9,608	$9,495
05/31/22	$9,740	$9,670	$9,593
06/30/22	$9,623	$9,518	$9,446
07/31/22	$9,849	$9,751	$9,739
08/31/22	$9,570	$9,475	$9,414
09/30/22	$9,157	$9,066	$8,955
10/31/22	$9,000	$8,948	$8,827
11/30/22	$9,284	$9,277	$9,175
12/31/22	$9,237	$9,236	$9,138
01/31/23	$9,517	$9,520	$9,433
02/28/23	$9,289	$9,274	$9,191
03/31/23	$9,471	$9,509	$9,364
04/30/23	$9,522	$9,567	$9,415
05/31/23	$9,425	$9,463	$9,347
06/30/23	$9,356	$9,429	$9,305
07/31/23	$9,353	$9,422	$9,301
08/31/23	$9,294	$9,362	$9,230
09/30/23	$9,071	$9,124	$8,951
10/31/23	$8,898	$8,980	$8,775
11/30/23	$9,270	$9,387	$9,216
12/31/23	$9,629	$9,746	$9,603
01/31/24	$9,653	$9,720	$9,566
02/29/24	$9,527	$9,582	$9,417
03/31/24	$9,609	$9,671	$9,515
04/30/24	$9,354	$9,426	$9,238
05/31/24	$9,522	$9,586	$9,418
06/30/24	$9,638	$9,677	$9,527
07/31/24	$9,876	$9,903	$9,772
08/31/24	$10,027	$10,045	$9,927
09/30/24	$10,153	$10,180	$10,045
10/31/24	$9,885	$9,927	$9,770
11/30/24	$10,005	$10,032	$9,897
12/31/24	$9,859	$9,868	$9,742
01/31/25	$9,906	$9,920	$9,793
02/28/25	$10,121	$10,139	$10,035
03/31/25	$10,132	$10,143	$10,035
04/30/25	$10,181	$10,182	$10,067
05/31/25	$10,086	$10,110	$9,981
06/30/25	$10,247	$10,265	$10,154
07/31/25	$10,207	$10,238	$10,115
08/31/25	$10,370	$10,360	$10,276
09/30/25	$10,463	$10,473	$10,395
10/31/25	$10,541	$10,539	$10,482
11/30/25	$10,616	$10,604	$10,547
12/31/25	$10,620	$10,589	$10,570
01/31/26	$10,669	$10,600	$10,612
02/28/26	$10,832	$10,773	$10,786
03/31/26	$10,650	$10,584	$10,612
04/30/26	$10,664	$10,595	$10,620
05/31/26	$10,679	$10,628	$10,650
06/30/26	$10,717	$10,654	$10,673
07/31/26	$10,592	$10,515	$10,530
08/31/26	$10,635	$10,556	$10,583

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception 11/14/19
Fund NAV Returns	2.55%	0.16%	0.91%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	0.80%
Bloomberg U.S. Securitized MBS/ABS/CMBS Index	2.98%	0.30%	0.84%

Key Fund Statistics

  Total Net Assets$73,832,123
  # of Portfolio Holdings186
  Portfolio Turnover Rate144%
  Portfolio Turnover Rate Excluding TBA Roll Transactions26%
  Investment Advisory Fees Paid, Net$314,666

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Uniform Mortgage-Backed Securities, 5.50%, due 10/15/2056	4.8%
Federal National Mortgage Association REMICs, 4.84%, due 6/25/2055	3.2%
Federal Home Loan Mortgage Corp. REMICs, 4.89%, due 5/25/2055	3.1%
Federal National Mortgage Association, 5.00%, due 8/1/2053	3.1%
Federal Home Loan Mortgage Corp. REMICs, 4.74%, due 12/25/2054	3.1%
Government National Mortgage Association, 2.00%, due 10/20/2051	2.2%
Federal National Mortgage Association, 5.00%, due 9/1/2052	2.1%
Federal National Mortgage Association, 3.50%, due 9/1/2052	2.0%
Sequoia Mortgage Trust, 5.50%, due 8/25/2056	2.0%
Federal National Mortgage Association, 3.00%, due 5/1/2052	1.9%

Investment Breakdown (% of Net Assets)

Table Summary
Collateralized Mortgage Obligations	54.3%
U.S. Government Agencies	49.4%
Commercial Mortgage-Backed Securities	4.5%
Collateralized Loan Obligations	1.0%
U.S. Government Obligations	0.3%
Other Assets and Liabilities, Net	(9.5)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Mortgage Plus Bond Fund

Annual Shareholder Report - August 31, 2026

Ticker: MTGP

MTGP - 082026

WisdomTree Private Credit and Alternative Income Fund

Ticker: HYIN

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - August 31, 2026

This annual shareholder report contains important information about the WisdomTree Private Credit and Alternative Income Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Private Credit and Alternative Income Fund	$48	0.50%

How did the Fund perform last year and what affected its performance?

The Fund returned -8.43% at net asset value (“NAV”) for the fiscal year ended August 31, 2026, underperforming the Fund’s primary comparative benchmark, the ICE BofA Merrill Lynch U.S. High Yield Index, which returned 4.80% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Most alternative credit exposures declined during the period. Commercial real estate lending was the worst performer, declining over 22%.

  Public corporate debt and multi-sector alternative credit exposures also detracted from performance during the period, falling over 10% each.

  The only alternative credit exposure to produce positive returns was agency real estate debt, which gained over 20% but was not enough to offset losses from other exposures.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance May 6, 2021 (inception) through August 31, 2026

Table Summary
	WisdomTree Private Credit and Alternative Income Fund $10,187	Bloomberg U.S. Aggregate Bond Index $10,030	Gapstow Private Credit and Alternative Income Index $10,419	ICE BofA Merrill Lynch U.S. High Yield Index $12,514	S&P 500® Index $19,907
05/06/21	$10,000	$10,000	$10,000	$10,000	$10,000
05/31/21	$10,080	$10,010	$10,129	$10,014	$10,103
06/30/21	$10,280	$10,081	$10,286	$10,151	$10,338
07/31/21	$10,140	$10,194	$10,152	$10,187	$10,584
08/31/21	$10,333	$10,174	$10,348	$10,243	$10,906
09/30/21	$10,189	$10,086	$10,207	$10,246	$10,399
10/31/21	$10,517	$10,083	$10,550	$10,228	$11,127
11/30/21	$10,042	$10,113	$10,075	$10,123	$11,050
12/31/21	$10,255	$10,087	$10,298	$10,314	$11,545
01/31/22	$10,255	$9,870	$10,302	$10,030	$10,948
02/28/22	$9,734	$9,760	$9,779	$9,940	$10,620
03/31/22	$9,938	$9,489	$9,991	$9,848	$11,014
04/30/22	$9,239	$9,129	$9,285	$9,490	$10,054
05/31/22	$9,286	$9,187	$9,334	$9,514	$10,072
06/30/22	$8,465	$9,043	$8,508	$8,866	$9,241
07/31/22	$9,495	$9,264	$9,563	$9,400	$10,093
08/31/22	$8,938	$9,002	$9,003	$9,175	$9,681
09/30/22	$7,397	$8,614	$7,438	$8,806	$8,790
10/31/22	$8,197	$8,502	$8,260	$9,057	$9,501
11/30/22	$8,696	$8,815	$8,767	$9,226	$10,032
12/31/22	$8,088	$8,775	$8,152	$9,156	$9,454
01/31/23	$9,220	$9,045	$9,313	$9,515	$10,048
02/28/23	$8,910	$8,811	$9,002	$9,392	$9,803
03/31/23	$8,341	$9,035	$8,426	$9,497	$10,163
04/30/23	$8,511	$9,090	$8,598	$9,586	$10,322
05/31/23	$8,346	$8,991	$8,429	$9,498	$10,367
06/30/23	$9,043	$8,958	$9,142	$9,652	$11,052
07/31/23	$9,522	$8,952	$9,636	$9,790	$11,407
08/31/23	$9,410	$8,895	$9,522	$9,818	$11,225
09/30/23	$9,147	$8,669	$9,257	$9,702	$10,690
10/31/23	$8,602	$8,532	$8,700	$9,584	$10,465
11/30/23	$9,416	$8,919	$9,527	$10,019	$11,421
12/31/23	$9,857	$9,260	$9,975	$10,387	$11,940
01/31/24	$9,777	$9,235	$9,897	$10,391	$12,140
02/29/24	$9,743	$9,104	$9,869	$10,422	$12,789
03/31/24	$10,094	$9,188	$10,229	$10,542	$13,200
04/30/24	$9,819	$8,956	$9,946	$10,440	$12,661
05/31/24	$10,119	$9,108	$10,254	$10,559	$13,289
06/30/24	$10,231	$9,194	$10,375	$10,657	$13,765
07/31/24	$10,733	$9,409	$10,895	$10,870	$13,933
08/31/24	$10,779	$9,544	$10,943	$11,042	$14,271
09/30/24	$10,870	$9,672	$11,041	$11,223	$14,576
10/31/24	$10,532	$9,432	$10,700	$11,162	$14,444
11/30/24	$10,841	$9,532	$11,023	$11,287	$15,291
12/31/24	$10,582	$9,376	$10,759	$11,241	$14,927
01/31/25	$10,862	$9,426	$11,050	$11,396	$15,343
02/28/25	$11,149	$9,633	$11,347	$11,470	$15,142
03/31/25	$10,761	$9,637	$10,957	$11,347	$14,289
04/30/25	$10,311	$9,674	$10,499	$11,347	$14,192
05/31/25	$10,424	$9,605	$10,619	$11,538	$15,086
06/30/25	$10,726	$9,753	$10,930	$11,752	$15,853
07/31/25	$10,690	$9,727	$10,902	$11,800	$16,209
08/31/25	$11,125	$9,843	$11,347	$11,941	$16,537
09/30/25	$10,716	$9,951	$10,935	$12,034	$17,141
10/31/25	$10,410	$10,013	$10,622	$12,058	$17,542
11/30/25	$10,604	$10,075	$10,826	$12,114	$17,585
12/31/25	$10,548	$10,060	$10,770	$12,197	$17,596
01/31/26	$10,546	$10,071	$10,774	$12,255	$17,851
02/28/26	$9,942	$10,236	$10,156	$12,269	$17,715
03/31/26	$9,853	$10,056	$10,073	$12,130	$16,833
04/30/26	$10,394	$10,067	$10,630	$12,336	$18,599
05/31/26	$10,039	$10,098	$10,264	$12,395	$19,578
06/30/26	$10,052	$10,123	$10,281	$12,428	$19,392
07/31/26	$9,874	$9,991	$10,098	$12,391	$19,380
08/31/26	$10,187	$10,030	$10,419	$12,514	$19,907

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception 5/6/21
Fund NAV Returns	-8.43%	-0.28%	0.35%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	0.06%
Gapstow Private Credit and Alternative Income Index	-8.18%	0.14%	0.77%
ICE BofA Merrill Lynch U.S. High Yield Index	4.80%	4.09%	4.30%
S&P 500® Index	20.38%	12.79%	13.80%

Key Fund Statistics

  Total Net Assets$51,984,344
  # of Portfolio Holdings32
  Portfolio Turnover Rate53%
  Investment Advisory Fees Paid, Net$269,989

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
FS KKR Capital Corp.	3.9%
Oxford Lane Capital Corp.	3.7%
Main Street Capital Corp.	3.7%
Sixth Street Specialty Lending, Inc.	3.7%
Hercules Capital, Inc.	3.7%
Ares Capital Corp.	3.5%
Blue Owl Technology Finance Corp.	3.5%
Rithm Capital Corp.	3.5%
Blackstone Secured Lending Fund	3.4%
Golub Capital BDC, Inc.	3.4%

Investment Breakdown (% of Net Assets)

Table Summary
Common Stocks	74.5%
Closed-End Funds	25.4%
Mutual Fund	0.0%Footnote Reference*
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Private Credit and Alternative Income Fund

Annual Shareholder Report - August 31, 2026

Ticker: HYIN

HYIN - 082026

WisdomTree Target Range Fund

Ticker: GTR

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - August 31, 2026

This annual shareholder report contains important information about the WisdomTree Target Range Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Target Range Fund	$76	0.70%

How did the Fund perform last year and what affected its performance?

The Fund returned 15.89% at net asset value ("NAV") for the fiscal year ended August 31, 2026, underperforming the Fund’s primary comparative benchmark, the MSCI All Country World Index (ACWI), which returned 22.35% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Each underlying equity index to which the Fund was implicitly exposed through the ETF options it held performed very well over the past year. The MSCI Emerging Markets Index led global equities higher, returning nearly 40% in U.S. dollar terms. The MSCI EAFE Index and S&P 500® Index both gained around 20% to 21%, while the Russell 2000 Index, representing U.S. small-cap equities, also produced a 26% gain.

  Because the Fund sells call options that are 15% out of the money and buys call options that are 15% in the money on four ETFs that track the above-referenced indexes, its performance was strong in a market environment in which all underlying exposures surged by 20% or more.

  However, Fund performance was ultimately capped by the call options sold, which became valuable as markets climbed higher. As a result, the Fund was not able to benefit from additional market gains much beyond this 15% target range, by design.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI All Country World Index (ACWI), a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance October 7, 2021 (inception) through August 31, 2026

Table Summary
	WisdomTree Target Range Fund $12,934	MSCI All Country World Index (ACWI) $17,477	TOPS Global Target Range Index $12,920
10/07/21	$10,000	$10,000	$10,000
10/31/21	$10,400	$10,506	$10,414
11/30/21	$10,164	$10,253	$10,174
12/31/21	$10,436	$10,663	$10,462
01/31/22	$9,772	$10,140	$9,855
02/28/22	$9,676	$9,878	$9,690
03/31/22	$9,780	$10,092	$9,805
04/30/22	$9,264	$9,284	$9,299
05/31/22	$9,200	$9,295	$9,252
06/30/22	$8,727	$8,511	$8,775
07/31/22	$9,012	$9,106	$9,067
08/31/22	$8,800	$8,770	$8,895
09/30/22	$8,463	$7,931	$8,554
10/31/22	$8,635	$8,409	$8,764
11/30/22	$8,776	$9,062	$8,908
12/31/22	$8,454	$8,705	$8,612
01/31/23	$8,687	$9,329	$8,788
02/28/23	$8,542	$9,062	$8,652
03/31/23	$8,615	$9,341	$8,720
04/30/23	$8,707	$9,475	$8,833
05/31/23	$8,655	$9,374	$8,801
06/30/23	$9,009	$9,918	$9,162
07/31/23	$9,226	$10,281	$9,402
08/31/23	$9,033	$9,994	$9,208
09/30/23	$8,730	$9,581	$8,912
10/31/23	$8,470	$9,292	$8,665
11/30/23	$9,093	$10,150	$9,299
12/31/23	$9,491	$10,638	$9,709
01/31/24	$9,400	$10,700	$9,575
02/29/24	$9,616	$11,159	$9,829
03/31/24	$9,815	$11,510	$10,021
04/30/24	$9,644	$11,130	$9,850
05/31/24	$9,944	$11,582	$10,170
06/30/24	$10,007	$11,840	$10,225
07/31/24	$10,187	$12,031	$10,440
08/31/24	$10,364	$12,336	$10,632
09/30/24	$10,493	$12,623	$10,775
10/31/24	$10,294	$12,340	$10,616
11/30/24	$10,789	$12,801	$11,070
12/31/24	$10,327	$12,498	$10,618
01/31/25	$10,493	$12,918	$10,604
02/28/25	$10,445	$12,840	$10,534
03/31/25	$10,148	$12,333	$10,269
04/30/25	$10,183	$12,448	$10,314
05/31/25	$10,516	$13,163	$10,658
06/30/25	$10,808	$13,754	$10,870
07/31/25	$10,848	$13,941	$10,879
08/31/25	$11,160	$14,285	$11,199
09/30/25	$11,445	$14,803	$11,492
10/31/25	$11,596	$15,134	$11,655
11/30/25	$11,591	$15,132	$11,658
12/31/25	$11,637	$15,290	$11,715
01/31/26	$11,973	$15,743	$11,900
02/28/26	$12,033	$15,945	$11,971
03/31/26	$11,579	$14,800	$11,521
04/30/26	$12,302	$16,306	$12,258
05/31/26	$12,622	$17,147	$12,581
06/30/26	$12,678	$17,010	$12,645
07/31/26	$12,706	$17,023	$12,690
08/31/26	$12,934	$17,477	$12,920

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 10/7/21
Fund NAV Returns	15.89%	5.39%
MSCI All Country World Index (ACWI)	22.35%	12.06%
TOPS Global Target Range Index	15.37%	5.36%

Key Fund Statistics

  Total Net Assets$72,867,711
  # of Portfolio Holdings6
  Portfolio Turnover Rate0%
  Investment Advisory Fees Paid, Net$456,177

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

Table Summary
U.S. Treasury Bill, 3.88%, due 1/14/2027	76.7%
State Street SPDR S&P 500 ETF Trust, Purchased Call Option @ $590 expiring 1/15/2027	12.4%
iShares Russell 2000 ETF, Purchased Call Option @ $225 expiring 1/15/2027	5.1%
iShares MSCI EAFE ETF, Purchased Call Option @ $85 expiring 1/15/2027	4.5%
iShares MSCI Emerging Markets ETF, Purchased Call Option @ $49 expiring 1/15/2027	2.9%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%	0.8%

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	76.7%
Purchased Options (Exchange-Traded)	24.9%
Mutual Fund	0.8%
Other Assets and Liabilities, Net	(2.4)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Target Range Fund

Annual Shareholder Report - August 31, 2026

Ticker: GTR

GTR - 082026

WisdomTree Voya Yield Enhanced USD Universal Bond Fund

Ticker: UNIY

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - August 31, 2026

This annual shareholder report contains important information about the WisdomTree Voya Yield Enhanced USD Universal Bond Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	$15	0.15%

How did the Fund perform last year and what affected its performance?

The Fund returned 2.06% at net asset value (“NAV”) for the fiscal year ended August 31, 2026, outperforming the Fund’s primary comparative benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 1.89% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposure to U.S. Treasury securities due to a roughly equal mix of positive allocation and security-selection effects. Sovereign issues exhibited performance impacts similar to Treasuries, but to a lesser extent.

  Passthrough mortgage-backed securities detracted from performance due to negative allocation effects offsetting a modestly positive impact from security selection.

  Industrial and financial bonds aided performance primarily due to positive security selection effects.

  Asset-backed securities and agency bonds had a modestly positive performance impact, both due to allocation and security selection effects.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Universal Total Return Index Value Unhedged USD, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance February 7, 2023 (inception) through August 31, 2026

Table Summary
	WisdomTree Voya Yield Enhanced USD Universal Bond Fund $11,342	Bloomberg U.S. Universal Total Return Index Value Unhedged USD $11,585	Bloomberg U.S. Aggregate Bond Index $11,383	Bloomberg U.S. Universal Enhanced Yield Index $11,700
02/07/23	$10,000	$10,000	$10,000	$10,000
02/28/23	$9,801	$10,000	$10,000	$10,000
03/31/23	$10,031	$10,235	$10,254	$10,230
04/30/23	$10,096	$10,297	$10,316	$10,294
05/31/23	$9,986	$10,190	$10,204	$10,191
06/30/23	$9,978	$10,175	$10,167	$10,183
07/31/23	$9,996	$10,185	$10,160	$10,203
08/31/23	$9,939	$10,123	$10,095	$10,148
09/30/23	$9,710	$9,882	$9,839	$9,920
10/31/23	$9,567	$9,733	$9,684	$9,778
11/30/23	$10,006	$10,171	$10,122	$10,227
12/31/23	$10,379	$10,557	$10,510	$10,616
01/31/24	$10,366	$10,532	$10,481	$10,599
02/29/24	$10,233	$10,406	$10,333	$10,478
03/31/24	$10,329	$10,406	$10,428	$10,586
04/30/24	$10,084	$10,262	$10,165	$10,343
05/31/24	$10,250	$10,432	$10,337	$10,518
06/30/24	$10,339	$10,528	$10,435	$10,607
07/31/24	$10,562	$10,767	$10,679	$10,843
08/31/24	$10,715	$10,925	$10,832	$11,004
09/30/24	$10,867	$11,075	$10,977	$11,164
10/31/24	$10,623	$10,824	$10,705	$10,915
11/30/24	$10,750	$10,938	$10,818	$11,038
12/31/24	$10,572	$10,773	$10,641	$10,863
01/31/25	$10,629	$10,837	$10,698	$10,929
02/28/25	$10,851	$11,062	$10,933	$11,155
03/31/25	$10,835	$11,059	$10,937	$11,140
04/30/25	$10,861	$11,098	$10,980	$11,165
05/31/25	$10,820	$11,042	$10,901	$11,126
06/30/25	$10,994	$11,214	$11,069	$11,310
07/31/25	$10,986	$11,198	$11,040	$11,301
08/31/25	$11,113	$11,332	$11,172	$11,435
09/30/25	$11,243	$11,452	$11,294	$11,574
10/31/25	$11,312	$11,528	$11,364	$11,648
11/30/25	$11,378	$11,597	$11,435	$11,719
12/31/25	$11,352	$11,589	$11,418	$11,707
01/31/26	$11,375	$11,607	$11,430	$11,724
02/28/26	$11,546	$11,783	$11,617	$11,903
03/31/26	$11,328	$11,573	$11,413	$11,677
04/30/26	$11,368	$11,608	$11,425	$11,724
05/31/26	$11,420	$11,649	$11,461	$11,779
06/30/26	$11,452	$11,679	$11,489	$11,811
07/31/26	$11,293	$11,536	$11,339	$11,647
08/31/26	$11,342	$11,585	$11,383	$11,700

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 2/7/23
Fund NAV Returns	2.06%	3.60%
Bloomberg U.S. Universal Total Return Index Value Unhedged USD	2.23%	3.67%
Bloomberg U.S. Aggregate Bond Index	1.89%	3.15%
Bloomberg U.S. Universal Enhanced Yield Index	2.32%	3.94%

Key Fund Statistics

  Total Net Assets$1,310,762,683
  # of Portfolio Holdings5,919
  Portfolio Turnover Rate82%
  Portfolio Turnover Rate Excluding TBA Roll Transactions82%
  Investment Advisory Fees Paid, Net$2,006,082

Effective January 1, 2026, the Fund's broad-based securities market index changed from the Bloomberg U.S. Aggregate Bond Index to the Bloomberg U.S. Universal Total Return Index Value Unhedged USD, which the Fund's investment adviser, WisdomTree Asset Management, Inc., believes better represents the overall domestic bond market.

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
U.S. Treasury Notes, 3.50%, due 11/15/2028	3.1%
U.S. Treasury Notes, 3.50%, due 1/31/2028	2.2%
U.S. Treasury Notes, 4.63%, due 8/15/2036	2.1%
U.S. Treasury Notes, 0.63%, due 8/15/2030	2.0%
U.S. Treasury Bonds, 3.00%, due 8/15/2052	2.0%
U.S. Treasury Notes, 4.25%, due 8/15/2029	1.9%
U.S. Treasury Notes, 3.75%, due 1/31/2031	1.4%
U.S. Treasury Bonds, 5.13%, due 8/15/2046	1.3%
U.S. Treasury Notes, 3.50%, due 10/15/2028	1.0%
Tennessee Valley Authority, 3.50%, due 12/15/2042	0.6%

Investment Breakdown (% of Net Assets)

Table Summary
Corporate Bonds	42.6%
U.S. Government Obligations	26.1%
U.S. Government Agencies	17.1%
Foreign Government Obligations	4.9%
Commercial Mortgage-Backed Securities	3.4%
Asset-Backed Securities	2.6%
Foreign Government Agencies	0.8%
Supranational Bonds	0.7%
Others	0.9%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund

Annual Shareholder Report - August 31, 2026

Ticker: UNIY

UNIY - 082026

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund

Ticker: AGGY

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2026

This annual shareholder report contains important information about the WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	$12	0.12%

How did the Fund perform last year and what affected its performance?

The Fund returned 1.90% at net asset value (“NAV”) for the fiscal year ended August 31, 2026, outperforming the Fund’s primary comparative benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 1.89% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from exposures to U.S. Treasury securities due to positive allocation and security selection effects.

  Asset-backed security exposures were also additive, as positive allocation effects outweighed negative impacts from poor security selection.

  Industrial bonds and passthrough mortgage-backed securities weighed negatively on performance due to poor security selection effects in the former and poor allocation effects in the latter.

  Exposure to AAA- and AA+-rated bonds was additive for performance due to strong security selection effects. Allocation effects within the AA+ group were also beneficial, compounding the positive impact from security selection.

  BBB, BBB-, and BB+-rated bonds also produced positive performance effects, as strong allocation effects outweighed negative security selection effects in each category.

  Bonds rated A+, A, and A- weighed negatively on performance due to poor security selection effects.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended August 31, 2026

Table Summary
	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund $11,493	Bloomberg U.S. Aggregate Bond Index $11,489	Bloomberg U.S. Aggregate Enhanced Yield Index $11,726
08/31/16	$10,000	$10,000	$10,000
09/30/16	$9,980	$9,994	$9,989
10/31/16	$9,891	$9,918	$9,908
11/30/16	$9,614	$9,683	$9,636
12/31/16	$9,643	$9,697	$9,663
01/31/17	$9,669	$9,716	$9,696
02/28/17	$9,760	$9,781	$9,788
03/31/17	$9,749	$9,776	$9,784
04/30/17	$9,847	$9,851	$9,886
05/31/17	$9,951	$9,927	$9,986
06/30/17	$9,951	$9,917	$9,988
07/31/17	$10,017	$9,960	$10,056
08/31/17	$10,105	$10,049	$10,149
09/30/17	$10,070	$10,001	$10,114
10/31/17	$10,095	$10,007	$10,138
11/30/17	$10,077	$9,994	$10,127
12/31/17	$10,145	$10,040	$10,198
01/31/18	$10,034	$9,925	$10,086
02/28/18	$9,895	$9,831	$9,953
03/31/18	$9,933	$9,894	$9,996
04/30/18	$9,841	$9,820	$9,900
05/31/18	$9,895	$9,890	$9,959
06/30/18	$9,853	$9,878	$9,923
07/31/18	$9,903	$9,880	$9,971
08/31/18	$9,959	$9,944	$10,030
09/30/18	$9,912	$9,880	$9,981
10/31/18	$9,785	$9,802	$9,856
11/30/18	$9,806	$9,860	$9,882
12/31/18	$9,971	$10,041	$10,048
01/31/19	$10,138	$10,148	$10,225
02/28/19	$10,150	$10,142	$10,236
03/31/19	$10,386	$10,337	$10,474
04/30/19	$10,417	$10,340	$10,508
05/31/19	$10,589	$10,523	$10,687
06/30/19	$10,784	$10,655	$10,879
07/31/19	$10,833	$10,679	$10,925
08/31/19	$11,146	$10,955	$11,243
09/30/19	$11,080	$10,897	$11,182
10/31/19	$11,123	$10,930	$11,232
11/30/19	$11,133	$10,924	$11,241
12/31/19	$11,149	$10,917	$11,260
01/31/20	$11,391	$11,127	$11,505
02/29/20	$11,559	$11,327	$11,682
03/31/20	$11,131	$11,260	$11,206
04/30/20	$11,439	$11,460	$11,522
05/31/20	$11,536	$11,514	$11,619
06/30/20	$11,628	$11,586	$11,720
07/31/20	$11,824	$11,759	$11,925
08/31/20	$11,719	$11,665	$11,819
09/30/20	$11,719	$11,658	$11,822
10/31/20	$11,642	$11,606	$11,751
11/30/20	$11,788	$11,720	$11,900
12/31/20	$11,817	$11,736	$11,934
01/31/21	$11,731	$11,652	$11,847
02/28/21	$11,527	$11,484	$11,646
03/31/21	$11,344	$11,340	$11,463
04/30/21	$11,455	$11,430	$11,578
05/31/21	$11,501	$11,467	$11,627
06/30/21	$11,619	$11,548	$11,747
07/31/21	$11,772	$11,677	$11,903
08/31/21	$11,742	$11,655	$11,874
09/30/21	$11,618	$11,554	$11,752
10/31/21	$11,626	$11,551	$11,762
11/30/21	$11,651	$11,585	$11,792
12/31/21	$11,618	$11,555	$11,769
01/31/22	$11,321	$11,306	$11,462
02/28/22	$11,154	$11,180	$11,294
03/31/22	$10,818	$10,869	$10,952
04/30/22	$10,296	$10,457	$10,429
05/31/22	$10,370	$10,524	$10,504
06/30/22	$10,163	$10,359	$10,292
07/31/22	$10,466	$10,612	$10,599
08/31/22	$10,142	$10,313	$10,276
09/30/22	$9,657	$9,867	$9,782
10/31/22	$9,521	$9,739	$9,647
11/30/22	$9,911	$10,097	$10,037
12/31/22	$9,851	$10,052	$9,996
01/31/23	$10,200	$10,361	$10,338
02/28/23	$9,931	$10,093	$10,067
03/31/23	$10,175	$10,350	$10,311
04/30/23	$10,240	$10,412	$10,379
05/31/23	$10,133	$10,299	$10,273
06/30/23	$10,119	$10,262	$10,257
07/31/23	$10,132	$10,255	$10,272
08/31/23	$10,077	$10,189	$10,222
09/30/23	$9,850	$9,931	$9,995
10/31/23	$9,708	$9,774	$9,854
11/30/23	$10,170	$10,216	$10,321
12/31/23	$10,550	$10,608	$10,719
01/31/24	$10,545	$10,578	$10,709
02/29/24	$10,408	$10,429	$10,573
03/31/24	$10,510	$10,525	$10,682
04/30/24	$10,258	$10,259	$10,422
05/31/24	$10,438	$10,433	$10,606
06/30/24	$10,519	$10,532	$10,692
07/31/24	$10,751	$10,778	$10,930
08/31/24	$10,909	$10,933	$11,089
09/30/24	$11,072	$11,079	$11,259
10/31/24	$10,807	$10,805	$10,991
11/30/24	$10,952	$10,919	$11,127
12/31/24	$10,741	$10,740	$10,924
01/31/25	$10,796	$10,797	$10,982
02/28/25	$11,034	$11,035	$11,225
03/31/25	$11,006	$11,039	$11,199
04/30/25	$11,017	$11,082	$11,209
05/31/25	$10,977	$11,003	$11,171
06/30/25	$11,169	$11,172	$11,368
07/31/25	$11,152	$11,143	$11,355
08/31/25	$11,280	$11,276	$11,486
09/30/25	$11,444	$11,399	$11,654
10/31/25	$11,508	$11,470	$11,722
11/30/25	$11,581	$11,541	$11,796
12/31/25	$11,539	$11,524	$11,769
01/31/26	$11,560	$11,537	$11,780
02/28/26	$11,747	$11,726	$11,975
03/31/26	$11,514	$11,519	$11,734
04/30/26	$11,550	$11,532	$11,773
05/31/26	$11,614	$11,568	$11,841
06/30/26	$11,641	$11,596	$11,872
07/31/26	$11,443	$11,445	$11,673
08/31/26	$11,493	$11,489	$11,726

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	1.90%	-0.43%	1.40%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%
Bloomberg U.S. Aggregate Enhanced Yield Index	2.09%	-0.25%	1.61%

Key Fund Statistics

  Total Net Assets$906,717,859
  # of Portfolio Holdings2,073
  Portfolio Turnover Rate97%
  Portfolio Turnover Rate Excluding TBA Roll Transactions76%
  Investment Advisory Fees Paid, Net$1,029,902

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Citigroup, Inc., tri-party repurchase agreement, 3.67%, due 9/1/2026	1.3%
Tennessee Valley Authority, 5.25%, due 9/15/2039	1.1%
U.S. Treasury Notes, 1.25%, due 3/31/2028	1.1%
Tennessee Valley Authority, 5.25%, due 2/1/2055	0.8%
Federal National Mortgage Association, 5.63%, due 7/15/2037	0.6%
U.S. Treasury Notes, 0.88%, due 11/15/2030	0.6%
U.S. Treasury Notes, 3.88%, due 6/15/2028	0.6%
U.S. Treasury Notes, 1.25%, due 6/30/2028	0.5%
U.S. Treasury Notes, 3.88%, due 3/15/2028	0.5%
U.S. Treasury Notes, 4.38%, due 7/31/2031	0.5%

Investment Breakdown (% of Net Assets)

Table Summary
Corporate Bonds	44.3%
U.S. Government Obligations	25.0%
U.S. Government Agencies	13.7%
Commercial Mortgage-Backed Securities	6.7%
Asset-Backed Securities	5.0%
Foreign Government Obligations	3.4%
Repurchase Agreement	1.3%
Municipal Bonds	0.6%
Mortgage-Backed Securities	0.2%
Other Assets and Liabilities, Net	(0.2)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund

Annual Shareholder Report - August 31, 2026

Ticker: AGGY

AGGY - 082026

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund

Ticker: SHAG

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - August 31, 2026

This annual shareholder report contains important information about the WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	$12	0.12%

How did the Fund perform last year and what affected its performance?

The Fund returned 2.35% at net asset value (“NAV”) for the fiscal year ended August 31, 2026, outperforming the Fund’s primary comparative benchmark, the Bloomberg U.S. Short Aggregate Composite Index, which returned 2.17% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from exposures to the AAA and AA+ credit ratings, primarily due to security selection effects in the former and a combination of positive allocation and security selection effects in the latter.

  The A-, BBB+, BBB, BBB-, and BB+ rating groups were also additive, primarily due to positive allocation effects across all five. The A- and BBB groups compounded their positive performance impact with strong security selection.

  Bonds issued by the Financials and Industrials sectors produced strong, positive performance impacts due to positive allocation and security selection effects. Commercial mortgage-backed securities exhibited similar impacts.

  U.S. Treasury exposures also had a meaningful positive impact due to allocation effects.

  Agency bonds and passthrough mortgage-backed securities produced negative performance effects due to poor security selection in the former and allocation effects in the latter.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance May 18, 2017 (inception) through August 31, 2026

Table Summary
	WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund $12,187	Bloomberg U.S. Aggregate Bond Index $11,607	Bloomberg U.S. Short Aggregate Composite Index $12,127	Bloomberg U.S. Short Aggregate Enhanced Yield Index $12,262
05/18/17	$10,000	$10,000	$10,000	$10,000
05/31/17	$10,014	$10,029	$10,011	$10,015
06/30/17	$10,006	$10,019	$9,998	$10,007
07/31/17	$10,052	$10,062	$10,034	$10,057
08/31/17	$10,086	$10,152	$10,071	$10,096
09/30/17	$10,063	$10,104	$10,044	$10,075
10/31/17	$10,064	$10,110	$10,040	$10,081
11/30/17	$10,028	$10,097	$10,010	$10,049
12/31/17	$10,041	$10,143	$10,014	$10,059
01/31/18	$9,985	$10,026	$9,958	$10,005
02/28/18	$9,946	$9,931	$9,934	$9,968
03/31/18	$9,957	$9,995	$9,961	$9,983
04/30/18	$9,940	$9,921	$9,933	$9,960
05/31/18	$9,984	$9,991	$9,980	$10,008
06/30/18	$9,974	$9,979	$9,978	$10,002
07/31/18	$9,988	$9,981	$9,978	$10,018
08/31/18	$10,039	$10,046	$10,025	$10,071
09/30/18	$10,022	$9,981	$10,002	$10,056
10/31/18	$10,015	$9,902	$10,005	$10,046
11/30/18	$10,034	$9,961	$10,044	$10,063
12/31/18	$10,129	$10,144	$10,150	$10,159
01/31/19	$10,221	$10,252	$10,208	$10,255
02/28/19	$10,250	$10,246	$10,221	$10,290
03/31/19	$10,356	$10,443	$10,317	$10,402
04/30/19	$10,384	$10,445	$10,337	$10,435
05/31/19	$10,471	$10,631	$10,436	$10,526
06/30/19	$10,564	$10,764	$10,514	$10,625
07/31/19	$10,566	$10,788	$10,505	$10,626
08/31/19	$10,685	$11,068	$10,625	$10,751
09/30/19	$10,673	$11,009	$10,608	$10,742
10/31/19	$10,717	$11,042	$10,646	$10,792
11/30/19	$10,713	$11,036	$10,640	$10,791
12/31/19	$10,744	$11,028	$10,662	$10,825
01/31/20	$10,847	$11,241	$10,757	$10,934
02/29/20	$10,946	$11,443	$10,872	$11,036
03/31/20	$10,714	$11,376	$10,890	$10,738
04/30/20	$10,925	$11,578	$10,986	$10,944
05/31/20	$11,030	$11,632	$11,042	$11,037
06/30/20	$11,107	$11,705	$11,080	$11,095
07/31/20	$11,159	$11,880	$11,119	$11,146
08/31/20	$11,166	$11,784	$11,125	$11,158
09/30/20	$11,170	$11,777	$11,123	$11,156
10/31/20	$11,162	$11,725	$11,118	$11,153
11/30/20	$11,199	$11,840	$11,141	$11,183
12/31/20	$11,223	$11,856	$11,163	$11,216
01/31/21	$11,223	$11,771	$11,164	$11,225
02/28/21	$11,179	$11,601	$11,128	$11,184
03/31/21	$11,152	$11,456	$11,101	$11,147
04/30/21	$11,188	$11,547	$11,129	$11,189
05/31/21	$11,216	$11,585	$11,156	$11,220
06/30/21	$11,196	$11,666	$11,133	$11,201
07/31/21	$11,255	$11,796	$11,177	$11,254
08/31/21	$11,243	$11,774	$11,169	$11,243
09/30/21	$11,208	$11,672	$11,139	$11,206
10/31/21	$11,159	$11,669	$11,085	$11,144
11/30/21	$11,151	$11,703	$11,078	$11,133
12/31/21	$11,138	$11,673	$11,062	$11,121
01/31/22	$11,009	$11,422	$10,947	$10,981
02/28/22	$10,932	$11,295	$10,882	$10,899
03/31/22	$10,707	$10,981	$10,673	$10,655
04/30/22	$10,567	$10,564	$10,552	$10,499
05/31/22	$10,642	$10,632	$10,629	$10,581
06/30/22	$10,546	$10,465	$10,540	$10,478
07/31/22	$10,672	$10,721	$10,649	$10,615
08/31/22	$10,510	$10,418	$10,496	$10,445
09/30/22	$10,293	$9,968	$10,292	$10,214
10/31/22	$10,259	$9,839	$10,268	$10,178
11/30/22	$10,430	$10,201	$10,418	$10,360
12/31/22	$10,430	$10,155	$10,422	$10,365
01/31/23	$10,570	$10,467	$10,558	$10,521
02/28/23	$10,423	$10,196	$10,423	$10,387
03/31/23	$10,583	$10,455	$10,612	$10,549
04/30/23	$10,639	$10,519	$10,664	$10,606
05/31/23	$10,586	$10,404	$10,613	$10,564
06/30/23	$10,543	$10,367	$10,546	$10,515
07/31/23	$10,594	$10,360	$10,586	$10,566
08/31/23	$10,611	$10,294	$10,607	$10,587
09/30/23	$10,565	$10,032	$10,555	$10,541
10/31/23	$10,561	$9,874	$10,556	$10,543
11/30/23	$10,737	$10,321	$10,749	$10,743
12/31/23	$10,905	$10,716	$10,930	$10,922
01/31/24	$10,949	$10,687	$10,968	$10,969
02/29/24	$10,892	$10,536	$10,894	$10,916
03/31/24	$10,946	$10,633	$10,949	$10,977
04/30/24	$10,874	$10,364	$10,856	$10,905
05/31/24	$10,973	$10,540	$10,961	$11,008
06/30/24	$11,043	$10,640	$11,036	$11,076
07/31/24	$11,199	$10,888	$11,206	$11,238
08/31/24	$11,314	$11,045	$11,322	$11,352
09/30/24	$11,416	$11,193	$11,430	$11,461
10/31/24	$11,309	$10,915	$11,305	$11,359
11/30/24	$11,371	$11,031	$11,358	$11,419
12/31/24	$11,362	$10,850	$11,343	$11,413
01/31/25	$11,421	$10,908	$11,403	$11,475
02/28/25	$11,537	$11,148	$11,520	$11,588
03/31/25	$11,587	$11,152	$11,576	$11,639
04/30/25	$11,678	$11,196	$11,682	$11,733
05/31/25	$11,676	$11,116	$11,656	$11,730
06/30/25	$11,782	$11,286	$11,752	$11,835
07/31/25	$11,779	$11,257	$11,742	$11,835
08/31/25	$11,908	$11,391	$11,869	$11,965
09/30/25	$11,948	$11,516	$11,904	$12,007
10/31/25	$11,990	$11,588	$11,948	$12,052
11/30/25	$12,057	$11,660	$12,016	$12,120
12/31/25	$12,085	$11,642	$12,047	$12,155
01/31/26	$12,122	$11,655	$12,069	$12,188
02/28/26	$12,210	$11,846	$12,163	$12,281
03/31/26	$12,100	$11,637	$12,066	$12,166
04/30/26	$12,140	$11,650	$12,090	$12,207
05/31/26	$12,160	$11,686	$12,103	$12,232
06/30/26	$12,174	$11,714	$12,110	$12,245
07/31/26	$12,158	$11,562	$12,100	$12,231
08/31/26	$12,187	$11,607	$12,127	$12,262

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception 5/18/17
Fund NAV Returns	2.35%	1.63%	2.15%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.62%
Bloomberg U.S. Short Aggregate Composite Index	2.17%	1.66%	2.10%
Bloomberg U.S. Short Aggregate Enhanced Yield Index	2.48%	1.75%	2.22%

Key Fund Statistics

  Total Net Assets$47,104,761
  # of Portfolio Holdings1,197
  Portfolio Turnover Rate132%
  Portfolio Turnover Rate Excluding TBA Roll Transactions132%
  Investment Advisory Fees Paid, Net$65,197

What did the Fund invest in?

The tables below show the investment makeup of the Fund on August 31, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
U.S. Treasury Bills, 3.67%, due 9/1/2026	2.6%
U.S. Treasury Notes, 3.50%, due 1/31/2028	2.4%
U.S. Treasury Notes, 3.50%, due 1/15/2029	2.1%
U.S. Treasury Notes, 4.13%, due 8/31/2028	2.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%	1.3%
Federal National Mortgage Association, 7.25%, due 5/15/2030	1.3%
Tennessee Valley Authority, 7.13%, due 5/1/2030	0.9%
Federal Home Loan Bank, 3.25%, due 6/9/2028	0.7%
Ford Motor Credit Co. LLC, 5.73%, due 9/5/2030	0.7%
BANK5, 5.42%, due 12/15/2057	0.6%

Investment Breakdown (% of Net Assets)

Table Summary
Corporate Bonds	60.1%
U.S. Government Obligations	18.1%
Commercial Mortgage-Backed Securities	10.7%
U.S. Government Agencies	6.8%
Foreign Government Obligations	1.9%
Mutual Fund	1.3%
Asset-Backed Securities	0.1%
Other Assets and Liabilities, Net	1.0%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund

Annual Shareholder Report - August 31, 2026

Ticker: SHAG

SHAG - 082026

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The Registrant, as of the end of the period covered by the Shareholder Reports, has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by the Shareholder Reports, to a provision of the Code, and that relates to any element of the Code description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the Code that relates to one or more of the items set forth in paragraph (d) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees (the “Board”) has determined that the Registrant has at least one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its Audit Committee. The Board has designated David Chrencik, the Chair of the Audit Committee as the Audit Committee financial expert. Mr. Chrencik is “independent” as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $628,142 for the fiscal year ended August 31, 2026 and $651,993 for the fiscal year ended August 31, 2025.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item are $18,032 for the fiscal year ended August 31, 2026 and $10,000 for the fiscal year ended August 31, 2025. The fees described in this paragraph relate to security-count procedures performed pursuant to Rule 17f-2 under the Investment Company Act of 1940 and consents provided for SEC filings, respectfully.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for service fees for analysis of potential Passive Foreign Investment Companies, tax compliance, International tax compliance, tax advice, and tax planning were $791,002 for the fiscal year ended August 31, 2026 and $406,979 for the fiscal year ended August 31, 2025.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended August 31, 2026 and $0 for the fiscal year ended August 31, 2025.

(e)(1)	Disclose the Audit Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee’s pre-approval policy and procedures provide:

The Audit Committee may pre-approve any Audit Service and any non-Audit Service that is not a prohibited non-Audit Service (collectively, “Permissible Audit and Non-Audit Services”). In addition, the Audit Committee may determine that one or more non-Audit Services not specifically prohibited by the SEC should nonetheless be treated as prohibited because such Services may impair the independence of the independent auditor in fact or appearance.

Permissible Audit and Non-Audit Services may include Audit-Related Services. Audit-Related Services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Permissible Audit and Non-Audit Services also may include Tax Services that the Audit Committee believes the independent auditor is best positioned to provide to the Funds. The Audit Committee, however, will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code of 1986, as amended, and related regulations.

The term of any pre-approval is 12 months from the date of such pre-approval unless the Audit Committee specifically pre-approves a different term.

Subject to certain limitations described in this Section, the Audit Committee has delegated its authority and responsibility to pre-approve Permissible Audit and Non-Audit Services to the Audit Committee Chairperson or, if the Audit Committee Chairperson is not available, a subcommittee of one or more Audit Committee members. Pursuant to such delegated authority, the Audit Committee Chairperson or other Audit Committee delegate may pre-approve any proposed Permissible Audit or Non-Audit Services that in the aggregate do not exceed $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis. Such delegated authority is intended to be exercised primarily in connection with time-sensitive requests for the pre-approval of proposed Permissible Audit or Non-Audit Services that arise between regular meetings of the Audit Committee.

Any Permissible Audit or Non-Audit Services pre-approved pursuant to delegated authority will be reported, for informational purposes only, to the Audit Committee at its next regularly scheduled meeting. This policy does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to the Adviser.

Any request for the pre-approval of Permissible Audit and Non-Audit Services to be provided by the independent auditor shall be discussed with the WisdomTree Fund Accounting and Administration group prior to its presentation to the Audit Committee. If such request is to be pre-approved pursuant to delegated authority, the independent auditor shall submit a completed “Independent Audit Firm Audit and Non-Audit Services Pre-Approval Request” Form (the “Request Form”) to the WisdomTree Fund Accounting and Administration group prior to the submission of the request to the Audit Committee Chairperson or other Audit Committee delegate. The Request Form should include a detailed description of the services proposed to be rendered together with information related to proposed or estimated fees and the independent auditor’s conclusion regarding the effect of its provision of such services on its independence.

The WisdomTree Fund Accounting and Administration group will consider each such request and confirm that the proposed services constitute Permissible Audit and Non-Audit Services. The WisdomTree Fund Accounting and Administration group will then notify the Audit Committee Chairperson (or Audit Committee delegate, if appropriate) of its findings and confirmations and provide any related recommendations.

Any pre-approval of Permissible Audit and Non-Audit Services by the Audit Committee or its delegate will be documented either in the minutes of the relevant Audit Committee Meeting if the pre-approval is carried out by the Audit Committee, or by the WisdomTree Fund Accounting and Administration group with such documentation to be maintained together with the relevant Request Form if the pre-approval is carried out by the Audit Committee Chairperson or other Audit Committee delegate pursuant to delegated authority. Any Permissible Audit or Non-Audit Services pre-approved pursuant to delegated authority will be reported, for informational purposes only, to the Audit Committee at its next regularly scheduled meeting.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item 4 that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the Registrant's principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant was $1,205,502 for the fiscal year ended August 31, 2026 and $1,350,479 for the fiscal year ended August 31, 2025.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)A of the Exchange Act. The Registrant’s Audit Committee members are David Chrencik, Philip Goff, Melinda Raso Kirstein, and Victor Ugolyn.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period (i.e., August 31, 2026) is included under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The financial statements, including the financial highlights, are attached herewith.

WisdomTree Trust

Annual Financial Statements and Other Information

August 31, 2026

Currency Strategy Funds:

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)
WisdomTree Emerging Currency Strategy Fund (CEW)

Fixed Income Funds:

WisdomTree 1-3 Year Laddered Treasury Fund (USSH)

WisdomTree 7-10 Year Laddered Treasury Fund (USIN)

WisdomTree Bianco Total Return Fund (WTBN)

WisdomTree Core Laddered Municipal Fund (WTMU)

WisdomTree Efficient TIPS Plus Gold Fund (GDT)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Floating Rate Treasury Fund (USFR)

WisdomTree High Income Laddered Municipal Fund (WTMY)

WisdomTree Inflation Plus Fund (WTIP)

WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD)

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD)

WisdomTree Mortgage Plus Bond Fund (MTGP)

WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY)

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY)

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG)

Alternative Funds:

WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE)

WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN)

WisdomTree Efficient Rare Earth Plus Strategic Metals Fund (WDIG)

WisdomTree Enhanced Commodity Strategy Fund (GCC)

WisdomTree Equity Premium Income Fund (WTPI)

WisdomTree Managed Futures Strategy Fund (WTMF)

WisdomTree Private Credit and Alternative Income Fund (HYIN)

WisdomTree Target Range Fund (GTR)

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Trust.

Schedule of Investments WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU) August 31, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 96.6%
U.S. Treasury Bills – 96.6%
3.67%, 9/10/26*	$68,040,000	$67,978,545
3.74%, 10/6/26*^	68,395,000	68,149,892
3.82%, 11/5/26*	67,215,000	66,760,470
3.86%, 12/3/26*	67,620,000	66,963,808
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $269,850,926)		269,852,715
	Shares
EXCHANGE-TRADED FUND – 4.5%
United States – 4.5%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $12,501,053)	248,500	12,519,430
MUTUAL FUND – 0.1%
United States – 0.1%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%(b) (Cost: $364,151)	364,151	364,151
TOTAL INVESTMENTS IN SECURITIES – 101.2% (Cost: $282,716,130)		282,736,296
Other Liabilities less Assets – (1.2)%		(3,386,086)
NET ASSETS – 100.0%		$279,350,210

*     Interest rate shown reflects the yield to maturity at the time of purchase.

(a)     Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(b)     Rate shown represents annualized 7-day yield as of August 31, 2026.

^     All or a portion of this security was designated as collateral for foreign currency contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $686,531 as of August 31, 2026.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CAD	Canadian dollar
CHF	Swiss franc
CNH	Offshore Chinese renminbi
EUR	Euro
GBP	British pound
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
SGD	Singapore dollar
TWD	Taiwan new dollar
USD	United States dollar

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended August 31, 2026 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 8/31/2026	Dividend Income	Securities Lending Income
WisdomTree Floating Rate Treasury Fund	$6,462,265	$17,380,015	$11,337,374	$1,719	$12,805	$12,519,430	$461,676	$—
WisdomTree Treasury Money Market Digital Fund	—	463,000,000	463,000,000	—	—	—^	—	82,086
Total	$6,462,265	$480,380,015	$474,337,374	$1,719	$12,805	$12,519,430	$461,676	$82,086

^       As of August 31, 2026, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	9/3/2026	46,390,000	INR	485,957	USD	$1,454	$—
Bank of America NA	9/3/2026	7,160,000	INR	75,042	USD	187	—
Bank of America NA	9/3/2026	13,600,000	TWD	422,560	USD	6,205	—
Bank of America NA	9/3/2026	31,000,000	TWD	974,736	USD	2,597	—
Bank of America NA	9/3/2026	3,300,000	TWD	102,714	USD	1,324	—
Bank of America NA	9/3/2026	1,600,000	TWD	49,683	USD	760	—

See Notes to Financial Statements.

WisdomTree Trust    1

Schedule of Investments (continued) WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU) August 31, 2026
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	9/3/2026	4,800,000	TWD	150,837	USD	$492	$—
Bank of America NA	9/3/2026	2,081,961	USD	1,805,000	EUR	—	(14,719)
Bank of America NA	9/3/2026	935,924	USD	30,190,000	TWD	—	(15,872)
Bank of Montreal	9/3/2026	72,382,000	EUR	84,084,447	USD	—	(5,824)
Bank of Montreal	10/7/2026	82,354,765	USD	70,800,000	EUR	5,105	—
Barclays Bank PLC	9/3/2026	772,125,000	INR	8,119,854	USD	—	(7,282)
Barclays Bank PLC	9/3/2026	5,547,215,000	JPY	34,729,399	USD	—	(2,379)
Barclays Bank PLC	9/3/2026	33,647,143	USD	226,745,000	CNH	—	(106,032)
Barclays Bank PLC	10/7/2026	7,945,941	USD	757,280,000	INR	4,949	—
Barclays Bank PLC	10/7/2026	34,644,579	USD	5,518,800,000	JPY	2,094	—
Canadian Imperial Bank of Commerce	9/3/2026	134,705,000	CNH	20,052,333	USD	—	(198)
Canadian Imperial Bank of Commerce	9/3/2026	11,788,824	USD	15,085,000	SGD	—	(79,623)
Canadian Imperial Bank of Commerce	10/9/2026	19,587,592	USD	131,260,000	CNH	72	—
Citibank NA	9/3/2026	660,000,000	KRW	463,825	USD	18,482	—
Citibank NA	9/3/2026	46,052,029	USD	34,175,000	GBP	—	(255,093)
Citibank NA	9/3/2026	11,523,373	USD	1,102,130,000	INR	—	(56,498)
Citibank NA	9/3/2026	41,957	USD	60,000,000	KRW	—	(1,889)
Deutsche Bank AG	9/3/2026	50,644,855	USD	8,037,060,000	JPY	330,754	—
Deutsche Bank AG	9/3/2026	6,163,252	USD	962,475,000	JPY	137,906	—
Goldman Sachs	9/3/2026	330,000	AUD	232,710	USD	3,764	—
Goldman Sachs	9/3/2026	950,000	CAD	682,184	USD	3,301	—
Goldman Sachs	9/3/2026	190,000	CHF	235,087	USD	—	(15)
Goldman Sachs	9/3/2026	2,495,000	CNH	370,374	USD	1,031	—
Goldman Sachs	9/3/2026	1,350,000	EUR	1,559,494	USD	8,660	—
Goldman Sachs	9/3/2026	405,000	GBP	547,087	USD	1,688	—
Goldman Sachs	9/3/2026	103,500,000	JPY	650,827	USD	—	(2,890)
Goldman Sachs	9/3/2026	12,970,315,000	KRW	9,484,691	USD	—	(6,400)
Goldman Sachs	9/3/2026	8,830,000	MXN	514,178	USD	5,303	—
Goldman Sachs	9/3/2026	260,000	SGD	203,314	USD	1,246	—
Goldman Sachs	10/7/2026	8,896,269	USD	12,162,000,000	KRW	—	(1,317)
HSBC Holdings PLC	9/3/2026	110,000,000	KRW	77,584	USD	2,801	—
HSBC Holdings PLC	9/3/2026	64,795,000	MXN	3,735,956	USD	76,022	—
HSBC Holdings PLC	9/3/2026	51,046,941	USD	71,460,000	CAD	—	(515,922)
HSBC Holdings PLC	9/3/2026	132,900,630	USD	115,135,000	EUR	—	(839,695)
HSBC Holdings PLC	9/3/2026	894,513	USD	665,000	GBP	—	(6,562)
HSBC Holdings PLC	9/3/2026	1,368,650	USD	130,665,000	INR	—	(4,223)
HSBC Holdings PLC	9/3/2026	37,427	USD	3,565,000	INR	—	(30)
HSBC Holdings PLC	9/3/2026	47,608,823	USD	826,825,000	MXN	—	(1,034,423)
JPMorgan Chase Bank NA	9/3/2026	191,265,000	TWD	6,033,406	USD	—	(3,423)
JPMorgan Chase Bank NA	10/7/2026	5,998,422	USD	190,060,000	TWD	—	(880)
Morgan Stanley & Co. International	9/3/2026	165,000	AUD	116,600	USD	1,637	—
Morgan Stanley & Co. International	9/3/2026	430,000	CAD	308,721	USD	1,551	—
Morgan Stanley & Co. International	9/3/2026	95,000	CHF	117,925	USD	—	(389)
Morgan Stanley & Co. International	9/3/2026	1,250,000	CNH	185,646	USD	428	—
Morgan Stanley & Co. International	9/3/2026	675,000	EUR	781,128	USD	2,949	—
Morgan Stanley & Co. International	9/3/2026	200,000	GBP	269,955	USD	1,045	—
Morgan Stanley & Co. International	9/3/2026	235,660,000	INR	2,468,032	USD	8,003	—
Morgan Stanley & Co. International	9/3/2026	14,285,000	INR	149,592	USD	498	—
Morgan Stanley & Co. International	9/3/2026	51,415,000	JPY	326,875	USD	—	(5,004)
Morgan Stanley & Co. International	9/3/2026	476,920,000	MXN	28,061,453	USD	—	(3,597)

See Notes to Financial Statements.

2    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU) August 31, 2026
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	9/3/2026	4,410,000	MXN	256,811	USD	$2,635	$—
Morgan Stanley & Co. International	9/3/2026	40,000	SGD	31,339	USD	132	—
Morgan Stanley & Co. International	10/7/2026	26,920,967	USD	458,750,000	MXN	3,542	—
Royal Bank of Canada	9/3/2026	495,000	AUD	350,612	USD	4,100	—
Royal Bank of Canada	9/3/2026	1,295,000	CAD	932,351	USD	2,073	—
Royal Bank of Canada	9/3/2026	285,000	CHF	351,265	USD	1,343	—
Royal Bank of Canada	9/3/2026	3,740,000	CNH	554,873	USD	1,862	—
Royal Bank of Canada	9/3/2026	2,025,000	EUR	2,345,288	USD	6,943	—
Royal Bank of Canada	9/3/2026	605,000	GBP	818,714	USD	1,061	—
Royal Bank of Canada	9/3/2026	125,000,000	INR	1,305,591	USD	7,761	—
Royal Bank of Canada	9/3/2026	7,150,000	INR	74,623	USD	500	—
Royal Bank of Canada	9/3/2026	7,140,000	INR	74,948	USD	71	—
Royal Bank of Canada	9/3/2026	154,295,000	JPY	967,524	USD	—	(1,597)
Royal Bank of Canada	9/3/2026	3,967,000,000	KRW	2,808,499	USD	90,457	—
Royal Bank of Canada	9/3/2026	361,000,000	KRW	255,505	USD	8,302	—
Royal Bank of Canada	9/3/2026	120,000,000	KRW	84,808	USD	2,884	—
Royal Bank of Canada	9/3/2026	120,000,000	KRW	85,295	USD	2,397	—
Royal Bank of Canada	9/3/2026	120,000,000	KRW	86,581	USD	1,111	—
Royal Bank of Canada	9/3/2026	10,900,000	MXN	637,934	USD	3,328	—
Royal Bank of Canada	9/3/2026	285,000	SGD	223,107	USD	1,122	—
Royal Bank of Canada	9/3/2026	62,800,000	TWD	1,952,287	USD	27,599	—
Royal Bank of Canada	9/3/2026	1,800,000	TWD	56,513	USD	235	—
Royal Bank of Canada	9/3/2026	13,516,785	USD	19,504,315,000	KRW	—	(736,344)
Royal Bank of Canada	9/3/2026	745,213	USD	1,064,000,000	KRW	—	(32,324)
Royal Bank of Canada	9/3/2026	168,036	USD	215,000	SGD	—	(1,120)
Royal Bank of Canada	9/3/2026	8,906,299	USD	287,050,000	TWD	—	(143,483)
Standard Chartered Bank	9/3/2026	1,970,000	AUD	1,376,608	USD	35,071	—
Standard Chartered Bank	9/3/2026	800,000	AUD	562,370	USD	10,900	—
Standard Chartered Bank	9/3/2026	3,200,000	AUD	2,294,902	USD	—	(1,819)
Standard Chartered Bank	9/3/2026	165,000	AUD	117,197	USD	1,040	—
Standard Chartered Bank	9/3/2026	17,850,000	AUD	12,791,474	USD	—	(369)
Standard Chartered Bank	9/3/2026	165,000	AUD	118,346	USD	—	(109)
Standard Chartered Bank	9/3/2026	7,950,000	CAD	5,776,143	USD	—	(39,720)
Standard Chartered Bank	9/3/2026	2,500,000	CAD	1,785,625	USD	18,281	—
Standard Chartered Bank	9/3/2026	46,595,000	CAD	33,622,826	USD	—	(1,617)
Standard Chartered Bank	9/3/2026	430,000	CAD	309,928	USD	344	—
Standard Chartered Bank	9/3/2026	430,000	CAD	310,139	USD	133	—
Standard Chartered Bank	9/3/2026	1,970,000	CHF	2,462,005	USD	—	(24,678)
Standard Chartered Bank	9/3/2026	550,000	CHF	678,811	USD	1,661	—
Standard Chartered Bank	9/3/2026	10,280,000	CHF	12,719,896	USD	—	(1,258)
Standard Chartered Bank	9/3/2026	95,000	CHF	118,010	USD	—	(474)
Standard Chartered Bank	9/3/2026	95,000	CHF	117,352	USD	184	—
Standard Chartered Bank	9/3/2026	10,915,000	CNH	1,619,123	USD	5,680	—
Standard Chartered Bank	9/3/2026	8,115,000	CNH	1,204,581	USD	3,415	—
Standard Chartered Bank	9/3/2026	22,500,000	CNH	3,349,894	USD	—	(553)
Standard Chartered Bank	9/3/2026	1,245,000	CNH	184,836	USD	494	—
Standard Chartered Bank	9/3/2026	1,245,000	CNH	185,278	USD	52	—
Standard Chartered Bank	9/3/2026	12,800,000	EUR	14,954,074	USD	—	(85,648)
Standard Chartered Bank	9/3/2026	4,500,000	EUR	5,190,383	USD	36,798	—
Standard Chartered Bank	9/3/2026	643,000	EUR	749,480	USD	—	(2,574)

See Notes to Financial Statements.

WisdomTree Trust    3

Schedule of Investments (continued) WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU) August 31, 2026
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Standard Chartered Bank	9/3/2026	565,000	EUR	654,552	USD	$1,750	$—
Standard Chartered Bank	9/3/2026	3,730,000	GBP	5,090,141	USD	—	(35,991)
Standard Chartered Bank	9/3/2026	1,200,000	GBP	1,614,505	USD	11,495	—
Standard Chartered Bank	9/3/2026	200,000	GBP	271,871	USD	—	(871)
Standard Chartered Bank	9/3/2026	21,760,000	GBP	29,484,561	USD	237	—
Standard Chartered Bank	9/3/2026	200,000	GBP	270,865	USD	135	—
Standard Chartered Bank	9/3/2026	21,450,000	INR	223,700	USD	1,671	—
Standard Chartered Bank	9/3/2026	970,000,000	JPY	6,104,818	USD	—	(32,364)
Standard Chartered Bank	9/3/2026	401,000,000	JPY	2,536,276	USD	—	(25,911)
Standard Chartered Bank	9/3/2026	51,500,000	JPY	323,332	USD	—	(929)
Standard Chartered Bank	9/3/2026	51,000,000	JPY	320,193	USD	—	(920)
Standard Chartered Bank	9/3/2026	2,200,000,000	KRW	1,587,657	USD	20,033	—
Standard Chartered Bank	9/3/2026	28,620,000	MXN	1,659,691	USD	24,063	—
Standard Chartered Bank	9/3/2026	80,000,000	MXN	4,724,597	USD	—	(18,087)
Standard Chartered Bank	9/3/2026	4,410,000	MXN	258,580	USD	866	—
Standard Chartered Bank	9/3/2026	4,425,000	MXN	260,833	USD	—	(504)
Standard Chartered Bank	9/3/2026	710,000	SGD	554,041	USD	4,567	—
Standard Chartered Bank	9/3/2026	1,650,000	SGD	1,300,379	USD	—	(2,206)
Standard Chartered Bank	9/3/2026	125,000	SGD	97,922	USD	425	—
Standard Chartered Bank	9/3/2026	9,290,000	SGD	7,309,211	USD	—	(105)
Standard Chartered Bank	9/3/2026	85,000	SGD	66,859	USD	17	—
Standard Chartered Bank	9/3/2026	8,000,000	TWD	250,734	USD	1,481	—
Standard Chartered Bank	9/3/2026	21,450,033	USD	30,505,000	AUD	—	(409,500)
Standard Chartered Bank	9/3/2026	2,250,240	USD	3,155,000	CAD	—	(26,290)
Standard Chartered Bank	9/3/2026	20,277,491	USD	16,340,000	CHF	61,291	—
Standard Chartered Bank	9/3/2026	210,701	USD	170,000	CHF	373	—
Standard Chartered Bank	9/3/2026	28,660	USD	925,000	TWD	—	(502)
Standard Chartered Bank	10/7/2026	12,233,552	USD	17,080,000	AUD	424	—
Standard Chartered Bank	10/7/2026	32,630,455	USD	45,150,000	CAD	562	—
Standard Chartered Bank	10/7/2026	12,420,453	USD	10,000,000	CHF	1,251	—
Standard Chartered Bank	10/7/2026	28,659,316	USD	21,150,000	GBP	—	(244)
Standard Chartered Bank	10/7/2026	7,310,287	USD	9,270,000	SGD	148	—
UBS Group AG	9/3/2026	5,450,000	AUD	3,846,866	USD	58,541	—
UBS Group AG	9/3/2026	14,250,000	CAD	10,242,617	USD	39,650	—
UBS Group AG	9/3/2026	3,000,000	CHF	3,708,227	USD	3,438	—
UBS Group AG	9/3/2026	41,160,000	CNH	6,109,696	USD	17,366	—
UBS Group AG	9/3/2026	22,340,000	EUR	25,809,045	USD	141,004	—
UBS Group AG	9/3/2026	6,640,000	GBP	8,969,505	USD	27,695	—
UBS Group AG	9/3/2026	1,695,250,000	JPY	10,659,248	USD	—	(46,539)
UBS Group AG	9/3/2026	145,715,000	MXN	8,511,972	USD	60,640	—
UBS Group AG	9/3/2026	2,900,000	SGD	2,268,874	USD	12,763	—
UBS Group AG	9/3/2026	59,864	USD	85,000	AUD	—	(1,046)
UBS Group AG	9/3/2026	153,030	USD	215,000	CAD	—	(2,106)
UBS Group AG	9/3/2026	61,970	USD	50,000	CHF	108	—
UBS Group AG	9/3/2026	92,793	USD	625,000	CNH	—	(244)
UBS Group AG	9/3/2026	392,486	USD	340,000	EUR	—	(2,456)
UBS Group AG	9/3/2026	134,508	USD	100,000	GBP	—	(992)
UBS Group AG	9/3/2026	162,880	USD	25,640,000	JPY	2,367	—
UBS Group AG	9/3/2026	127,171	USD	2,200,000	MXN	—	(2,258)
UBS Group AG	9/3/2026	35,166	USD	45,000	SGD	—	(239)
						$1,410,180	$(4,654,170)
See Notes to Financial Statements.

4    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU) August 31, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$269,852,715	$—	$269,852,715
Exchange-Traded Fund	12,519,430	—	—	12,519,430
Mutual Fund	—	364,151	—	364,151
Total Investments in Securities	$12,519,430	$270,216,866	$—	$282,736,296
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,410,180	$—	$1,410,180
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(4,654,170)	$—	$(4,654,170)
Total – Net	$12,519,430	$266,972,876	$—	$279,492,306

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    5

Schedule of Investments WisdomTree Emerging Currency Strategy Fund (CEW) August 31, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 69.6%
U.S. Treasury Bills – 69.6%
3.71%, 9/17/26*	$6,250,000	$6,239,929
3.72%, 10/13/26*	6,230,000	6,203,147
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $12,443,271)		12,443,076
Shares
EXCHANGE-TRADED FUND – 2.3%
United States – 2.3%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $401,856)	8,000	403,040
	Principal Amount
REPURCHASE AGREEMENT – 27.1%
United States – 27.1%
Citigroup, Inc., tri-party repurchase agreement dated 08/31/26 (tri-party custodian: The Bank of New York Mellon Corp.), 3.67% due 9/1/26; Proceeds at maturity – $4,840,493 (fully collateralized by U.S. Treasury Note, 3.63% due 2/15/44; Market value including accrued interest – $4,936,829) (Cost: $4,840,000)	$4,840,000	4,840,000
TOTAL INVESTMENTS IN SECURITIES – 99.0% (Cost: $17,685,127)		17,686,116
Other Assets less Liabilities – 1.0%		180,947
NET ASSETS – 100.0%		$17,867,063

*     Interest rate shown reflects the yield to maturity at the time of purchase.

(a)     Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

CURRENCY ABBREVIATIONS:
BRL	Brazilian real
CLP	Chilean peso
CNH	Offshore Chinese renminbi
COP	Colombian peso
HUF	Hungary forint
IDR	Indonesian rupiah
INR	Indian rupee
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
PHP	Philippines peso
PLN	Polish zloty
THB	Thai baht
TRY	Turkish lira
USD	United States dollar
ZAR	South African rand

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended August 31, 2026 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 8/31/2026	Dividend Income
WisdomTree Floating Rate Treasury Fund	$402,320	$—	$—	$—	$720	$403,040	$15,112

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	11/6/2026	2,144,000,000	IDR	118,326	USD	$2,094	$—
Bank of America NA	11/6/2026	20,000	PLN	5,365	USD	—	(0	)^
Bank of America NA	11/6/2026	1,265,000	TRY	24,882	USD	—	(0	)^
Bank of America NA	11/6/2026	26,217	USD	425,000	ZAR	—	(1)
Bank of Montreal	11/6/2026	25,000	CNH	3,738	USD	—	(0	)^
Bank of Montreal	11/6/2026	2,458	USD	775,000	HUF	—	(0	)^
Bank of Montreal	11/6/2026	14,894	USD	255,000	MXN	—	(0	)^
Barclays Bank PLC	11/6/2026	29,359	USD	120,000	MYR	—	(497)
Citibank NA	11/6/2026	125,344	USD	650,000	BRL	1,535	—
Deutsche Bank AG	11/6/2026	85,000	PLN	22,721	USD	79	—

See Notes to Financial Statements.

6    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Emerging Currency Strategy Fund (CEW) August 31, 2026
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	11/6/2026	5,330,000	TRY	104,031	USD	$809	$—
Deutsche Bank AG	11/6/2026	55,114	USD	370,000	CNH	—	(211)
Deutsche Bank AG	11/6/2026	113,327	USD	36,010,000	HUF	—	(881)
Deutsche Bank AG	11/6/2026	110,596	USD	1,930,000	MXN	—	(2,137)
Deutsche Bank AG	11/6/2026	92,313	USD	1,535,000	ZAR	—	(2,379)
Goldman Sachs	11/6/2026	19,290,795,000	IDR	1,060,633	USD	22,854	—
Goldman Sachs	11/6/2026	101,955,000	INR	1,058,613	USD	7,150	—
Goldman Sachs	11/6/2026	1,604,170,000	KRW	1,117,538	USD	55,030	—
Goldman Sachs	11/6/2026	4,990,000	MYR	1,222,290	USD	19,250	—
Goldman Sachs	11/6/2026	66,480,000	PHP	1,080,976	USD	—	(20,353)
HSBC Holdings PLC	11/6/2026	8,415,000	CNH	1,254,186	USD	4,059	—
HSBC Holdings PLC	11/6/2026	413,495,000	HUF	1,300,303	USD	11,119	—
HSBC Holdings PLC	11/6/2026	11,705,000	INR	121,891	USD	465	—
HSBC Holdings PLC	11/6/2026	22,600,000	MXN	1,292,571	USD	27,504	—
HSBC Holdings PLC	11/6/2026	4,375,000	PLN	1,168,780	USD	4,803	—
HSBC Holdings PLC	11/6/2026	37,975,000	THB	1,139,717	USD	11,611	—
HSBC Holdings PLC	11/6/2026	1,805,000	THB	54,198	USD	526	—
HSBC Holdings PLC	11/6/2026	51,280,000	TRY	998,535	USD	10,129	—
HSBC Holdings PLC	11/6/2026	7,865	USD	260,000	THB	—	(17)
HSBC Holdings PLC	11/6/2026	21,250,000	ZAR	1,274,549	USD	36,332	—
JPMorgan Chase Bank NA	11/6/2026	190,000	BRL	36,175	USD	16	—
JPMorgan Chase Bank NA	11/6/2026	11,000,000	CLP	11,789	USD	—	(1)
JPMorgan Chase Bank NA	11/6/2026	97,000,000	COP	29,722	USD	12	—
JPMorgan Chase Bank NA	11/6/2026	770,000	INR	8,051	USD	—	(2)
JPMorgan Chase Bank NA	11/6/2026	1,760,000	PHP	28,096	USD	—	(17)
JPMorgan Chase Bank NA	11/6/2026	11,959	USD	213,000,000	IDR	—	(4)
JPMorgan Chase Bank NA	11/6/2026	38,029	USD	52,000,000	KRW	20	—
Royal Bank of Canada	11/6/2026	6,700,000	BRL	1,291,790	USD	—	(15,601)
Royal Bank of Canada	11/6/2026	1,106,620,000	CLP	1,193,604	USD	—	(7,730)
Royal Bank of Canada	11/6/2026	4,946,020,000	COP	1,537,745	USD	—	(21,572)
Royal Bank of Canada	11/6/2026	94,000,000	KRW	65,836	USD	2,873	—
Royal Bank of Canada	11/6/2026	6,445,000	PHP	105,461	USD	—	(2,637)
Royal Bank of Canada	11/6/2026	363,128	USD	1,198,000,000	COP	—	(4,112)
Royal Bank of Canada	11/6/2026	9,915	USD	40,000	MYR	—	(37)
Standard Chartered Bank	11/6/2026	1,082	USD	1,000,000	CLP	10	—
						$218,280	$(78,189)

^     Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$12,443,076	$—	$12,443,076
Exchange-Traded Fund	403,040	—	—	403,040
Repurchase Agreement	—	4,840,000	—	4,840,000
Total Investments in Securities	$403,040	$17,283,076	$—	$17,686,116
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$218,280	$—	$218,280
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(78,189)	$—	$(78,189)
Total – Net	$403,040	$17,423,167	$—	$17,826,207

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    7

Schedule of Investments WisdomTree 1-3 Year Laddered Treasury Fund (USSH) August 31, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 99.0%
U.S. Treasury Notes – 99.0%
3.50%, 9/30/27	$895,600	$888,691
3.50%, 10/31/27	956,000	947,710
3.38%, 11/30/27	923,900	913,831
3.38%, 12/31/27	953,600	942,388
4.25%, 1/15/28	921,500	920,906
3.38%, 2/29/28	952,400	939,788
3.88%, 3/31/28	944,000	937,750
3.75%, 4/30/28	939,100	930,571
4.00%, 5/31/28	939,100	933,983
4.13%, 6/30/28	940,000	936,585
4.25%, 7/31/28	940,000	938,458
4.13%, 8/31/28	945,000	941,179
3.38%, 9/15/28	961,200	943,140
3.50%, 10/15/28	928,000	912,050
3.50%, 11/15/28	934,600	917,806
3.50%, 12/15/28	937,800	920,289
3.50%, 1/15/29	953,600	934,975
3.50%, 2/15/29	932,400	913,461
3.50%, 3/15/29	939,100	919,584
3.88%, 4/15/29	953,800	941,766
3.88%, 5/15/29	948,900	936,631
4.13%, 6/15/29	940,000	933,354
4.13%, 7/15/29	935,000	928,097
4.25%, 8/15/29	940,000	936,144
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $22,521,407)		22,309,137
Investments	Shares	Value
MUTUAL FUND – 0.2%
United States – 0.2%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%(a) (Cost: $52,603)	52,603	$52,603
TOTAL INVESTMENTS IN SECURITIES – 99.2% (Cost: $22,574,010)		22,361,740
Other Assets less Liabilities – 0.8%		184,990
NET ASSETS – 100.0%		$22,546,730

(a)     Rate shown represents annualized 7-day yield as of August 31, 2026.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$22,309,137	$—	$22,309,137
Mutual Fund	—	52,603	—	52,603
Total Investments in Securities	$—	$22,361,740	$—	$22,361,740

See Notes to Financial Statements.

8    WisdomTree Trust

Schedule of Investments WisdomTree 7-10 Year Laddered Treasury Fund (USIN) August 31, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 99.1%
U.S. Treasury Notes – 99.1%
4.50%, 11/15/33	$365,300	$362,518
4.00%, 2/15/34	375,000	359,956
4.38%, 5/15/34	370,000	363,467
3.88%, 8/15/34	377,300	357,610
4.25%, 11/15/34	373,500	362,645
4.63%, 2/15/35(a)	360,300	358,724
4.25%, 5/15/35	375,500	363,531
4.25%, 8/15/35(a)	372,900	360,402
4.00%, 11/15/35	381,600	361,238
4.13%, 2/15/36	375,000	357,861
4.38%, 5/15/36	375,000	364,482
4.63%, 8/15/36	370,000	366,502
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $4,497,192)		4,338,936
Investments	Shares	Value
MUTUAL FUND – 0.8%
United States – 0.8%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%(b) (Cost: $32,886)	32,886	$32,886
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $4,530,078)		4,371,822
Other Assets less Liabilities – 0.1%		4,651
NET ASSETS – 100.0%		$4,376,473

(a)     Security, or portion thereof, was on loan at August 31, 2026 (See Note 2). At August 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $638,328 and the total market value of the collateral held by the Fund was $653,704, which was entirely composed of non-cash U.S. Government securities.

(b)     Rate shown represents annualized 7-day yield as of August 31, 2026.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$4,338,936	$—	$4,338,936
Mutual Fund	—	32,886	—	32,886
Total Investments in Securities	$—	$4,371,822	$—	$4,371,822

See Notes to Financial Statements.

WisdomTree Trust    9

Schedule of Investments WisdomTree Bianco Total Return Fund (WTBN) August 31, 2026
Investments	Shares	Value
EXCHANGE-TRADED FUNDS – 100.0%
United States – 100.0%
iShares 20+ Year Treasury Bond ETF	6,726	$555,030
iShares 3-7 Year Treasury Bond ETF(a)	138,689	16,111,501
iShares 7-10 Year Treasury Bond ETF(a)	55,497	5,146,792
iShares Agency Bond ETF	21,332	2,311,322
iShares BBB Rated Corporate Bond ETF(b)	24,228	2,054,626
iShares MBS ETF	284,583	26,494,677
Schwab Long-Term U.S. Treasury ETF(a)	308,423	9,268,111
Schwab Short-Term U.S. Treasury ETF(a)	558,302	13,438,329
State Street SPDR Bloomberg Convertible Securities ETF(a)	49,688	5,077,617
Vanguard Intermediate-Term Corporate Bond ETF(a)	80,812	6,553,045
Vanguard Long-Term Corporate Bond ETF(a)	104,845	7,569,809
Vanguard Short-Term Corporate Bond ETF(a)	101,595	7,978,255
TOTAL EXCHANGE-TRADED FUNDS (Cost: $104,381,408)		102,559,114
MUTUAL FUND – 0.0%
United States – 0.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%(c) (Cost: $50,311)	50,311	50,311
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 20.4%
United States – 20.4%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.63%(c)	10,841,561	$10,841,561
WisdomTree Treasury Money Market Digital Fund, 3.45%(b)(c)	10,100,000	10,100,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $20,941,561)		20,941,561
TOTAL INVESTMENTS IN SECURITIES – 120.4% (Cost: $125,373,280)		123,550,986
Other Liabilities less Assets – (20.4)%		(20,973,500)
NET ASSETS – 100.0%		$102,577,486

(a) Security, or portion thereof, was on loan at August 31, 2026 (See Note 2). At August 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $29,474,826 and the total market value of the collateral held by the Fund was $30,153,135. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $9,211,574.

(b) Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c) Rate shown represents annualized 7-day yield as of August 31, 2026.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended August 31, 2026 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 8/31/2026		Dividend Income	Securities Lending Income
WisdomTree Bloomberg U.S. Dollar Bullish Fund	$—	$9,898,135	$9,413,220	$(484,915)	$—	$	—^	$320,502	$—
WisdomTree Emerging Markets Local Debt Fund	3,625,843	5,668,678	9,188,639	92,453	(198,335)		—^	29,847	—
WisdomTree Interest Rate Hedged High Yield Bond Fund	—	5,309,492	5,213,847	(95,645)	—		—^	67,544	—
WisdomTree Treasury Money Market Digital Fund	11,000,000	288,300,000	289,200,000	—	—		10,100,000	—	234,335
Total	$14,625,843	$309,176,305	$313,015,706	$(488,107)	$(198,335)		$10,100,000	$417,893	$234,335

^     As of August 31, 2026, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$102,559,114	$—	$—	$102,559,114
Mutual Fund	—	50,311	—	50,311
Investment of Cash Collateral for Securities Loaned	—	20,941,561	—	20,941,561
Total Investments in Securities	$102,559,114	$20,991,872	$—	$123,550,986

See Notes to Financial Statements.

10    WisdomTree Trust

Schedule of Investments WisdomTree Core Laddered Municipal Fund (WTMU) August 31, 2026
Investments	Principal Amount	Value
MUNICIPAL BONDS – 98.5%
Alabama – 4.1%
Black Belt Energy Gas District, Series E, Revenue Bond 5.00%, 7/1/33	$200,000	$208,173
Black Belt Energy Gas District, Series F, Revenue Bond 5.00%, 12/1/32	160,000	167,240
Total Alabama		375,413
Alaska – 1.2%
State of Alaska International Airports System, Series A, Revenue Bond
5.00%, 10/1/31	65,000	70,912
5.00%, 10/1/35	35,000	38,270
Total Alaska		109,182
California – 1.6%
Los Angeles Department of Water & Power, Series C, Revenue Bond 5.00%, 7/1/40	140,000	144,835
Colorado – 4.8%
City & County of Denver CO Airport System Revenue, Airport & Marina Impt., Series A, Revenue Bond 5.00%, 12/1/29	200,000	207,974
City & County of Denver CO Pledged Excise Tax Revenue, Series A, Revenue Bond 5.00%, 8/1/31	25,000	27,295
Colorado Health Facilities Authority, Series A, Revenue Bond
5.00%, 5/15/32	30,000	32,740
5.00%, 12/1/39	75,000	78,149
Regional Transportation District, Series A, Revenue Bond 4.00%, 7/15/35	55,000	54,415
State of Colorado, Highway Impt., Series A 5.00%, 12/15/30	30,000	32,534
Total Colorado		433,107
Connecticut – 3.1%
Aquarion Water Authority, Water Utility Impt., Series D, Revenue Bond, BAM 5.25%, 8/1/41	200,000	216,676
Connecticut State Health & Educational Facilities Authority, Series O, Revenue Bond 5.00%, 7/1/29	60,000	63,335
Total Connecticut		280,011
District of Columbia – 0.4%
District of Columbia, Revenue Bond 5.00%, 4/1/27	35,000	35,444
Florida – 5.4%
City of Jacksonville, Public Impt., Series A, Revenue Bond 5.00%, 10/1/39	20,000	21,236
Investments	Principal Amount	Value
Jacksonville Aviation Authority, Airport & Marina Impt., Revenue Bond 5.00%, 10/1/37	$100,000	$107,280
JEA Electric System Revenue, Revenue Bond 5.00%, 10/1/29	190,000	202,206
Manatee County School District, School Impt., Series CO
5.00%, 7/1/35	50,000	54,762
5.00%, 7/1/37	25,000	26,965
Miami Beach Redevelopment Agency 5.00%, 2/1/33	45,000	49,250
Orange County Health Facilities Authority, Series A, Revenue Bond 5.00%, 10/1/36	25,000	26,624
Total Florida		488,323
Illinois – 7.6%
City of Chicago IL Wastewater Transmission Revenue, Series A, Revenue Bond, BAM 5.00%, 1/1/38	175,000	187,847
City of Chicago IL Waterworks Revenue, Water Utility Impt., Series B, Revenue Bond 5.00%, 11/1/36	45,000	47,648
Illinois Finance Authority, Series A, Revenue Bond 5.00%, 4/1/31	65,000	70,244
Illinois State Toll Highway Authority, Series A, Revenue Bond 5.00%, 1/1/30	70,000	74,710
Metropolitan Water Reclamation District of Greater Chicago, Water Utility Impt., Series A, G.O. Bond 5.00%, 12/1/28	25,000	26,226
State of Illinois, Public Impt., Series B, G.O. Bond 5.00%, 12/1/37	135,000	142,539
State of Illinois Sales Tax Revenue, Public Impt., Series A, Revenue Bond, BAM 5.00%, 6/15/27	65,000	66,161
State of Illinois Sales Tax Revenue, Public Impt., Series C, Revenue Bond 5.00%, 6/15/40	75,000	77,981
Total Illinois		693,356
Indiana – 2.9%
Indiana Finance Authority, Series C, Revenue Bond 5.00%, 2/1/28	175,000	181,158
Indianapolis Local Public Improvement Bond Bank, Correctional Facility Impt, Series A, Revenue Bond 5.00%, 2/1/29	75,000	78,833
Total Indiana		259,991
Kentucky – 2.9%
Kentucky Public Energy Authority, Series C, Revenue Bond 5.00%, 5/1/36	250,000	259,404

See Notes to Financial Statements.

WisdomTree Trust    11

Schedule of Investments (continued) WisdomTree Core Laddered Municipal Fund (WTMU) August 31, 2026
Investments	Principal Amount	Value
Massachusetts – 4.1%
Massachusetts Development Finance Agency, Series 2, Revenue Bond 5.00%, 7/1/35	$100,000	$108,952
Massachusetts Port Authority, Series A, Revenue Bond 5.00%, 7/1/30	250,000	261,364
Total Massachusetts		370,316
Michigan – 3.9%
Detroit Regional Convention Facility Authority, Series C, Revenue Bond 5.00%, 10/1/34	110,000	119,486
Michigan Finance Authority, Series B, Revenue Bond 5.00%, 1/1/32	220,000	236,328
Total Michigan		355,814
Mississippi – 0.8%
Mississippi State University Educational Building Corp., Series A, Revenue Bond 5.00%, 8/1/41	65,000	68,051
Missouri – 4.1%
City of Kansas City, Series A, G.O. Bond 5.00%, 2/1/28	55,000	56,780
Health & Educational Facilities Authority of the State of Missouri, Series A, Revenue Bond 5.00%, 6/1/31	220,000	236,218
Missouri Joint Municipal Electric Utility Commission, Revenue Bond 5.00%, 1/1/34	75,000	82,255
Total Missouri		375,253
New Jersey – 1.5%
New Jersey Transportation Trust Fund Authority, Series AA, Revenue Bond 5.25%, 6/15/41	125,000	133,455
New York – 8.8%
New York City Industrial Development Agency, Revenue Bond 5.00%, 3/1/30	120,000	127,726
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Impt., Series E, Revenue Bond 5.00%, 11/1/40	115,000	120,980
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bond 5.00%, 11/1/33	120,000	130,565
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 1, Revenue Bond
5.00%, 11/1/38	80,000	85,148
5.00%, 11/1/38	55,000	58,038
Investments	Principal Amount	Value
New York State Dormitory Authority, Series A, Revenue Bond 5.00%, 7/1/41	$200,000	$200,700
New York Transportation Development Corp., Revenue Bond 5.00%, 12/1/30	25,000	26,829
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 238, Revenue Bond 5.00%, 7/15/39	50,000	52,202
Total New York		802,188
North Carolina – 0.8%
Nash Health Care Systems, Revenue Bond 5.00%, 2/1/32	65,000	69,852
Ohio – 3.7%
Berea City School District, G.O. Bond, BAM
5.00%, 12/1/34	100,000	110,030
5.00%, 12/1/38	210,000	225,857
Total Ohio		335,887
Oklahoma – 0.3%
Oklahoma County Finance Authority, School Impt., Revenue Bond 5.00%, 9/1/34	25,000	27,218
Oregon – 2.9%
Port of Portland OR Airport Revenue, Airport & Marina Impt., Revenue Bond 5.25%, 7/1/39	250,000	265,472
Pennsylvania – 6.6%
City of Philadelphia, Public Impt., Series A, G.O. Bond 5.00%, 8/1/27	25,000	25,529
Monroeville Finance Authority, Series B, Revenue Bond 5.00%, 2/15/31	35,000	37,557
Northampton County General Purpose Authority, Series A1, Revenue Bond
5.00%, 8/15/36	110,000	119,482
5.00%, 8/15/40	20,000	21,055
Pennsylvania Economic Development Financing Authority, Series A, Revenue Bond 5.00%, 5/15/37	125,000	132,616
Pennsylvania Turnpike Commission, Public Impt., Series A, Revenue Bond 5.00%, 12/1/38	40,000	42,761
Philadelphia Gas Works Co., Series A, Revenue Bond
5.00%, 8/1/35	65,000	71,140
5.00%, 8/1/37	35,000	37,726
Sports & Exhibition Authority of Pittsburgh & Allegheny County, Stadium Impt., Series A, Revenue Bond 5.00%, 2/1/33	100,000	107,986
Total Pennsylvania		595,852

See Notes to Financial Statements.

12    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Core Laddered Municipal Fund (WTMU) August 31, 2026
Investments	Principal Amount	Value
South Carolina – 1.5%
South Carolina Public Service Authority, Water Utility Impt., Series A, Revenue Bond
5.00%, 12/1/27	$120,000	$123,574
5.00%, 12/1/33	10,000	11,045
Total South Carolina		134,619
Tennessee – 6.0%
City of Franklin, Public Impt., G.O. Bond 5.00%, 4/1/27	20,000	20,285
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Series A, Revenue Bond 5.00%, 7/1/34	170,000	185,275
Metropolitan Nashville Airport Authority, Airport & Marina Impt., Series A, Revenue Bond 5.00%, 7/1/31	55,000	58,602
Metropolitan Nashville Airport Authority, Airport & Marina Impt., Series B, Revenue Bond 5.00%, 7/1/40	120,000	125,008
Tennessee Energy Acquisition Corp., Series A, Revenue Bond 5.00%, 12/1/35	150,000	156,305
Total Tennessee		545,475
Texas – 17.5%
City of Houston TX Airport System Revenue, Airport & Marina Impt., Revenue Bond 5.50%, 7/15/36	180,000	191,619
City of Houston TX Combined Utility System Revenue, Series A, Revenue Bond 5.00%, 11/15/29	40,000	42,610
City of League City, Correctional Facility Impt, G.O. Bond
5.00%, 2/15/35	125,000	138,301
5.00%, 2/15/37	160,000	173,663
City of San Antonio TX Electric & Gas Systems Revenue, Series B, Revenue Bond 4.00%, 2/1/33	95,000	97,889
County of Harris TX Toll Road Revenue, Highway Impt., Series A, Revenue Bond 5.00%, 8/15/28	225,000	232,616
Dallas Fort Worth International Airport, Revenue Bond 5.00%, 11/1/31	40,000	43,009
Harris County Cultural Education Facilities Finance Corp., Series B, Revenue Bond
5.00%, 7/1/34	40,000	44,109
5.00%, 7/1/39	115,000	121,255
5.00%, 7/1/40	40,000	41,845
Investments	Principal Amount	Value
Lower Colorado River Authority, Revenue Bond
5.00%, 5/15/39	$40,000	$42,465
5.00%, 5/15/40	55,000	57,630
State of Texas, G.O. Bond 5.00%, 10/1/30	65,000	70,409
Texas Public Finance Authority, Revenue Bond 5.00%, 2/1/27	290,000	292,986
Total Texas		1,590,406
Utah – 0.6%
City of Salt Lake City UT Airport Revenue, Airport & Marina Impt., Series A, Revenue Bond 5.00%, 7/1/28	55,000	56,996
Washington – 1.0%
North Thurston Public Schools, School Impt., G.O. Bond 5.00%, 12/1/32	45,000	49,852
Port of Seattle, Series A, Revenue Bond 5.00%, 8/1/32	40,000	43,959
Total Washington		93,811
Wisconsin – 0.4%
Public Finance Authority, Series 1, Revenue Bond, BAM 5.25%, 7/1/34	35,000	38,207
Total MUNICIPAL BONDS (Cost: $8,977,750)		8,937,938
	Shares
MUTUAL FUND – 13.8%
BlackRock Liquidity MuniCash, Institutional Shares, 2.21%(a) (Cost: $1,250,301)	1,250,176	1,250,301
Total INVESTMENTS IN SECURITIES – 112.3% (Cost: $10,228,051)		10,188,239
Other Liabilities less Assets – (12.3)%		(1,114,630)
NET ASSETS – 100.0%		$9,073,609

(a)     Rate shown represents annualized 7-day yield as of August 31, 2026.

ABBREVIATIONS:
BAM	Build America Mutual Assurance Co.

See Notes to Financial Statements.

WisdomTree Trust    13

Schedule of Investments (concluded) WisdomTree Core Laddered Municipal Fund (WTMU) August 31, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Municipal Bonds	$—	$8,937,938	$—	$8,937,938
Mutual Fund	—	1,250,301	—	1,250,301
Total Investments in Securities	$—	$10,188,239	$—	$10,188,239

See Notes to Financial Statements.

14    WisdomTree Trust

Schedule of Investments WisdomTree Efficient TIPS Plus Gold Fund (GDT) (consolidated) August 31, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 92.8%
U.S. Treasury Inflation Indexed Notes – 92.8%
0.13%, 10/15/26	$413,600	$503,862
0.38%, 1/15/27	320,300	439,119
0.13%, 4/15/27	585,000	681,244
0.38%, 7/15/27	325,200	437,755
1.63%, 10/15/27	486,600	545,922
0.50%, 1/15/28	467,700	617,952
1.25%, 4/15/28	527,100	576,960
0.75%, 7/15/28	281,100	365,649
2.38%, 10/15/28	494,600	543,412
0.88%, 1/15/29	369,900	475,154
2.13%, 4/15/29	642,400	692,909
0.25%, 7/15/29	324,000	402,939
1.63%, 10/15/29	514,700	540,100
0.13%, 1/15/30	445,200	541,229
1.63%, 4/15/30	673,200	693,688
0.13%, 7/15/30	386,000	467,850
1.13%, 10/15/30	618,500	615,984
0.13%, 1/15/31	481,700	567,556
1.25%, 4/15/31	727,100	715,627
0.13%, 7/15/31	435,000	494,167
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $11,088,972)		10,919,078
Investments	Shares	Value
MUTUAL FUND – 2.8%
United States – 2.8%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%(a) (Cost: $332,927)	332,927	$332,927
TOTAL INVESTMENTS IN SECURITIES – 95.6% (Cost: $11,421,899)		11,252,005
Other Assets less Liabilities – 4.4%		514,193
NET ASSETS – 100.0%		$11,766,198

(a)     Rate shown represents annualized 7-day yield as of August 31, 2026.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Long Exposure	Contracts	Expiration Date	Notional Value[1]	Unrealized Appreciation
Gold 100 Ounce	24	10/28/26	$10,672,320	$942,719

1Notional value is derived by multiplying the number of contracts by the applicable contract multiplier or factor and the current futures price.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$10,919,078	$—	$10,919,078
Mutual Fund	—	332,927	—	332,927
Total Investments in Securities	$—	$11,252,005	$—	$11,252,005
Financial Derivative Instruments
Futures Contracts[1]	$942,719	$—	$—	$942,719
Total – Net	$942,719	$11,252,005	$—	$12,194,724

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    15

Schedule of Investments WisdomTree Emerging Markets Corporate Bond Fund (EMCB) August 31, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 5.3%
U.S. Treasury Note – 5.3%
4.25%, 8/15/29
(Cost: $5,226,692)	$5,227,700	$5,206,258
CORPORATE BONDS – 90.1%
Angola – 1.0%
Azule Energy Finance PLC
8.13%, 1/23/30(a)	200,000	204,474
8.25%, 1/22/31(b)	800,000	815,696
Total Angola		1,020,170
Argentina – 2.4%
Pampa Energia SA 7.75%, 11/14/37(b)	200,000	201,731
Pan American Energy LLC 7.75%, 1/15/37(b)	200,000	205,390
Pluspetrol SA 8.50%, 5/30/32(a)	200,000	209,426
Telecom Argentina SA 8.50%, 1/20/36(b)	200,000	207,652
Transportadora de Gas del Sur SA 7.75%, 11/20/35(b)	400,000	409,260
YPF SA
9.50%, 1/17/31(b)	180,000	190,044
8.75%, 9/11/31(b)	200,000	210,100
8.25%, 1/17/34(b)	700,000	729,750
Total Argentina		2,363,353
Australia – 0.7%
AngloGold Ashanti Holdings PLC 3.75%, 10/1/30	784,000	741,013
Brazil – 4.2%
Banco Votorantim SA 5.88%, 4/8/28(b)	250,000	252,778
Embraer Netherlands Finance BV 5.40%, 1/9/38	600,000	574,020
Gol Finance, Inc. 14.38%, 6/6/30(a)	200,000	194,391
Minerva Luxembourg SA 7.50%, 4/22/36(b)	250,000	234,240
Nova Securitisation SARL 6.50%, 2/3/36(b)	400,000	370,715
Samarco Mineracao SA 9.50%, 6/30/31, PIK(a)	336,223	339,767
Sitios Latinoamerica SAB de CV 6.00%, 11/25/29(b)	1,000,000	1,013,300
Suzano Austria GmbH 3.13%, 1/15/32, Series DM3N	450,000	396,247
Investments	Principal Amount	Value
Suzano Netherlands BV 5.50%, 1/15/36	$600,000	$574,920
Vale Overseas Ltd. 6.00%, 2/25/56, (6.00% fixed rate until 2/25/31; 5-year Constant Maturity Treasury Rate + 2.431% thereafter)(b)(c)	200,000	199,250
Total Brazil		4,149,628
Chile – 7.1%
Antofagasta PLC 5.63%, 9/9/35(b)	300,000	298,983
Banco de Credito & Inversiones SA 2.88%, 10/14/31(a)	450,000	404,437
Banco del Estado de Chile 7.95%, 5/2/29, (7.95% fixed rate until 5/2/29; 5-year Constant Maturity Treasury Rate + 3.228% thereafter)(b)(c)(d)	400,000	418,574
Banco Santander Chile 4.55%, 11/20/30(b)	400,000	393,360
Celulosa Arauco y Constitucion SA 3.88%, 11/2/27	600,000	590,343
Cencosud SA 5.95%, 5/28/31(b)	800,000	816,252
Chile Electricity Lux Mpc II SARL
5.58%, 10/20/35(b)	586,503	587,565
5.67%, 10/20/35(b)	388,348	390,577
Engie Energia Chile SA 3.40%, 1/28/30(a)	650,000	609,999
Inversiones CMPC SA 6.70%, 12/9/57, (6.70% fixed rate until 12/9/32; 5-year Constant Maturity Treasury Rate + 2.834% thereafter)(b)(c)	575,000	558,167
Latam Airlines Group SA 7.88%, 4/15/30(a)	275,000	282,818
Sociedad Quimica y Minera de Chile SA 5.63%, 4/22/56, (5.625% fixed rate until 4/22/31; 5-year Constant Maturity Treasury Rate + 1.915% thereafter)(b)(c)	1,000,000	982,275
Sociedad Transmisora Metropolitana SpA 6.39%, 12/15/55(b)	400,000	399,720
Telefonica Moviles Chile SA 3.54%, 11/18/31(a)	300,000	241,952
Total Chile		6,975,022
China – 2.6%
Alibaba Group Holding Ltd. 5.25%, 5/26/35(e)	1,300,000	1,290,458
Lenovo Group Ltd.
3.42%, 11/2/30(a)	200,000	187,296
6.54%, 7/27/32(b)	530,000	562,001
Prosus NV 3.06%, 7/13/31(a)	550,000	496,631
Total China		2,536,386

See Notes to Financial Statements.

16    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets Corporate Bond Fund (EMCB) August 31, 2026
Investments	Principal Amount	Value
Colombia – 4.2%
Aris Mining Corp. 8.00%, 10/31/29(b)	$700,000	$728,340
Bancolombia SA 8.63%, 12/24/34, (8.625% fixed rate until 12/24/29; 5-year Constant Maturity Treasury Rate + 4.32% thereafter)(c)	525,000	558,624
Ecopetrol SA
8.88%, 1/13/33	600,000	650,250
8.38%, 1/19/36(e)	620,000	657,897
Grupo Energia Bogota SA ESP 5.75%, 10/22/35(b)	350,000	340,847
Grupo Nutresa SA 9.00%, 5/12/35(a)	250,000	277,350
Parex Resources, Inc. 8.50%, 5/11/31(b)	250,000	257,500
SURA Asset Management SA 6.35%, 5/13/32(b)	600,000	624,750
Total Colombia		4,095,558
Dominican Republic – 0.3%
Aeropuertos Dominicanos Siglo XXI SA 7.00%, 6/30/34(b)	250,000	258,444
Guatemala – 2.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 4/27/29(b)	1,260,000	1,236,690
CT Trust 5.13%, 2/3/32(a)	450,000	427,613
Energuate Trust 2 0 6.35%, 9/15/35(b)	800,000	788,000
Total Guatemala		2,452,303
Hong Kong – 1.6%
AIA Group Ltd. 4.95%, 3/30/35(b)	700,000	678,276
Melco Resorts Finance Ltd.
5.75%, 7/21/28(a)	200,000	199,188
6.50%, 9/24/33(b)	500,000	487,110
Prudential Funding Asia PLC 2.95%, 11/3/33, (2.95% fixed rate until 11/3/28; 5-year Constant Maturity Treasury Rate + 1.517% thereafter)(a)(c)	200,000	191,266
Total Hong Kong		1,555,840
Hungary – 0.4%
OTP Bank Nyrt 7.30%, 7/30/35, (7.30% fixed rate until 7/30/30; 5-year Constant Maturity Treasury Rate + 2.861% thereafter)(a)(c)	400,000	417,508
Investments	Principal Amount	Value
India – 4.7%
Adani Ports & Special Economic Zone Ltd. 4.38%, 7/3/29(a)	$250,000	$243,113
Biocon Biologics Global PLC 6.67%, 10/9/29(b)	250,000	251,562
HDFC Bank Ltd./Gift City 5.40%, 8/26/31(b)	1,000,000	998,565
ICICI Bank Ltd./IFSC 5.42%, 8/21/31(b)	1,000,000	999,230
IRB Infrastructure Developers Ltd. 7.11%, 3/11/32(b)	550,000	558,894
JSW Steel Ltd. 5.05%, 4/5/32(b)	500,000	486,250
Reliance Industries Ltd. 2.88%, 1/12/32(b)	685,000	608,599
Summit Digitel Infrastructure Ltd. 2.88%, 8/12/31(b)	550,000	489,956
Total India		4,636,169
Indonesia – 0.7%
Medco Cypress Tree Pte. Ltd. 8.63%, 5/19/30(b)	700,000	729,750
Israel – 2.8%
Bank Hapoalim BM 5.25%, 1/14/33(a)	400,000	393,170
Energean Israel Finance Ltd. 8.50%, 9/30/33(a)	350,000	368,508
Israel Discount Bank Ltd. 5.38%, 1/26/28(a)	375,000	375,499
Israel Electric Corp. Ltd. 4.25%, 8/14/28(a)	500,000	491,930
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26	468,000	467,349
8.13%, 9/15/31	400,000	448,000
4.10%, 10/1/46	300,000	221,028
Total Israel		2,765,484
Ivory Coast – 0.3%
Endeavour Mining PLC 7.00%, 5/28/30(b)	250,000	255,256
Jamaica – 0.5%
Digicel International Finance Ltd./Difl US LLC 8.63%, 8/1/32(a)	500,000	521,450
Kazakhstan – 1.5%
Kaspi.KZ JSC 5.90%, 4/28/31(b)	675,000	674,028
KazMunayGas National Co. JSC
3.50%, 4/14/33(a)	625,000	560,275
6.38%, 10/24/48(a)	225,000	218,074
Total Kazakhstan		1,452,377

See Notes to Financial Statements.

WisdomTree Trust    17

Schedule of Investments (continued) WisdomTree Emerging Markets Corporate Bond Fund (EMCB) August 31, 2026
Investments	Principal Amount	Value
Kuwait – 2.5%
EQUATE Petrochemical Co. KSCC 4.25%, 11/3/26(a)	$700,000	$699,284
MEGlobal BV 2.63%, 4/28/28(b)	950,000	907,307
NBK SPC Ltd. 5.50%, 6/6/30, (5.50% fixed rate until 6/6/29; Secured Overnight Financing Rate + 1.16% thereafter)(b)(c)	500,000	503,072
NBK Tier 1 Ltd. 6.38%, 1/10/31, (6.375% fixed rate until 7/10/31; 6-Year Constant Maturity Treasury Rate + 2.403% thereafter)(b)(c)(d)	400,000	401,674
Total Kuwait		2,511,337
Luxembourg – 0.3%
Altice Financing SA
5.00%, 1/15/28(a)	200,000	123,000
5.75%, 8/15/29(b)	325,000	200,032
Total Luxembourg		323,032
Macau – 3.0%
MGM China Holdings Ltd.
4.75%, 2/1/27(a)	425,000	424,469
6.25%, 5/15/33(b)	400,000	389,480
Sands China Ltd. 5.40%, 8/8/28	950,000	955,160
Studio City Finance Ltd. 5.00%, 1/15/29(a)	450,000	432,682
Wynn Macau Ltd.
5.63%, 8/26/28(a)	525,000	522,511
6.75%, 2/15/34(b)	200,000	198,106
Total Macau		2,922,408
Malaysia – 1.4%
GENM Capital Labuan Ltd. 3.88%, 4/19/31(b)	200,000	180,212
Gohl Capital Holdings Ltd. 7.63%, 10/29/31, (7.625% fixed rate until 10/29/31; 5-year Constant Maturity Treasury Rate + 3.71% thereafter)(a)(c)(d)	400,000	388,500
MISC Capital Two Labuan Ltd. 3.75%, 4/6/27(b)	780,000	775,410
Total Malaysia		1,344,122
Mauritius – 0.2%
Axian Telecom Holding & Management PLC 7.25%, 7/11/30(b)	200,000	202,659
Investments	Principal Amount	Value
Mexico – 8.3%
Alpek SAB de CV 3.25%, 2/25/31(a)	$400,000	$353,250
Banco Mercantil del Norte SA 8.75%, 5/20/35, (8.75% fixed rate until 5/20/35; 10-year Constant Maturity Treasury Rate + 4.299% thereafter)(b)(c)(d)(e)	250,000	258,275
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 7.63%, 2/11/35, (7.625% fixed rate until 2/11/30; 5-year Constant Maturity Treasury Rate + 3.375% thereafter)(b)(c)	850,000	876,350
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 2/15/39(b)	196,474	208,754
Cemex SAB de CV 7.20%, 6/10/30, (7.20% fixed rate until 9/10/30; 5-year Constant Maturity Treasury Rate + 3.52% thereafter)(b)(c)(d)	650,000	673,173
CFE Fibra E 5.88%, 9/23/40(b)(e)	315,721	306,091
COX Asset Mexico SA de CV
7.13%, 1/8/32(b)	875,000	880,687
7.75%, 5/8/36(b)	550,000	555,995
El Puerto de Liverpool SAB de CV
6.26%, 1/22/32(b)	400,000	410,650
6.66%, 1/22/37(b)	280,000	287,910
Esentia Energy Development SAB de CV 6.13%, 7/30/33(b)	725,000	717,964
Gruma SAB de CV 5.76%, 12/9/54(b)	200,000	186,310
Grupo Televisa SAB 5.00%, 5/13/45	225,000	157,663
Industrias Penoles SAB de CV 4.15%, 9/12/29(a)	900,000	873,698
Minera Mexico SA de CV 5.63%, 2/12/32(a)	600,000	602,700
Orbia Advance Corp. SAB de CV 5.88%, 9/17/44(a)	400,000	320,108
Trust Fibra Uno
7.38%, 2/13/34(b)	200,000	211,000
8.25%, 1/23/37(b)	280,000	303,971
Total Mexico		8,184,549

See Notes to Financial Statements.

18    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets Corporate Bond Fund (EMCB) August 31, 2026
Investments	Principal Amount	Value
Morocco – 1.2%
OCP SA 6.74%, 4/22/31, (6.74% fixed rate until 7/22/31; 5-year Constant Maturity Treasury Rate + 2.746% thereafter)(b)(c)(d)	$700,000	$693,903
6.75%, 5/2/34(b)	450,000	468,468
Total Morocco		1,162,371
Nigeria – 0.6%
IHS Holding Ltd. 8.25%, 11/29/31(b)	400,000	416,550
SEPLAT Energy PLC 9.13%, 3/21/30(a)	200,000	211,506
Total Nigeria		628,056
Oman – 0.3%
Oryx Funding Ltd. 5.80%, 2/3/31(b)	250,000	253,564
Pakistan – 0.2%
Veon Midco BV 7.45%, 6/1/33(b)	200,000	199,988
Panama – 2.3%
AES Panama Generation Holdings SRL
4.38%, 5/31/30(b)	405,453	382,646
4.38%, 5/31/30(a)	393,419	371,289
C&W Senior Finance Ltd. 9.00%, 1/15/33(b)	700,000	710,045
Generadora de Gatun SA 6.87%, 9/30/44(b)	775,000	784,145
Total Panama		2,248,125
Peru – 5.6%
Banco de Credito del Peru S.A. 6.45%, 7/30/35, (6.45% fixed rate until 7/30/30; 5-year Constant Maturity Treasury Rate + 2.486% thereafter)(b)(c)(e)	1,080,000	1,105,337
Cia de Minas Buenaventura SAA
6.80%, 2/4/32(a)	300,000	306,542
6.80%, 2/4/32(b)	250,000	255,451
Hunt Oil Co. of Peru LLC Sucursal Del Peru 7.75%, 11/5/38(b)	850,000	912,475
InRetail Consumer 3.25%, 3/22/28(a)(e)	1,000,000	970,110
Intercorp Peru Ltd. 5.60%, 7/16/33(b)(e)	500,000	499,295
Kallpa Generacion SA 5.50%, 9/11/35(b)	450,000	442,519
Niagara Energy SAC 5.75%, 10/3/34(b)(e)	250,000	250,186
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24%, 7/3/36(b)	260,000	268,039
Investments	Principal Amount	Value
Scotiabank Peru SAA 6.10%, 10/1/35, (6.10% fixed rate until 10/1/30; 1-year Constant Maturity Treasury Rate + 2.309% thereafter)(b)(c)	$300,000	$305,400
Volcan Cia Minera SAA 8.50%, 10/28/32(a)	200,000	206,955
Total Peru		5,522,309
Philippines – 0.3%
San Miguel Global Power Holdings Corp. 8.75%, 6/12/29, (8.75% fixed rate until 9/12/29; 5-year Constant Maturity Treasury Rate + 7.732% thereafter)(a)(c)(d)	250,000	255,668
Poland – 0.6%
ORLEN SA 6.00%, 1/30/35(b)	550,000	561,006
Russia – 0.0%
Alfa Bank AO Via Alfa Bond Issuance PLC 5.95%, 4/15/30, (5.95% fixed rate until 4/15/30; 5-year Constant Maturity Treasury Rate + 4.546% thereafter)*^(b)(c)(f)	350,000	0
Sovcombank Via SovCom Capital DAC 7.75%, 5/6/30, (7.75% fixed rate until 5/6/30; 5-year Constant Maturity Treasury Rate + 6.38% thereafter)*^(b)(c)(d)(f)	300,000	0
Total Russia		0
Saudi Arabia – 2.6%
Arabian Centres Sukuk III Ltd. 9.50%, 3/6/29(a)	200,000	205,378
Avilease Capital Ltd. 4.75%, 11/12/30(b)	420,000	408,710
EIG Pearl Holdings SARL 3.55%, 8/31/36(b)	572,958	512,302
Green Palm Bidco SARL 5.96%, 6/30/41(b)	700,000	688,905
Riyad Sukuk Ltd. 6.21%, 7/14/35, (6.209% fixed rate until 7/14/30; 5-year Constant Maturity Treasury Rate + 2.25% thereafter)(a)(c)	200,000	201,325
Saudi Arabian Oil Co. 5.75%, 7/17/54(b)	575,000	522,520
Total Saudi Arabia		2,539,140
Serbia – 0.5%
Telecommunications Co. Telekom Srbija AD Belgrade 7.25%, 5/18/31(b)	500,000	497,032
South Africa – 4.1%
Anglo American Capital PLC 5.50%, 5/2/33(b)	275,000	275,346
Bidvest Group U.K. PLC 6.20%, 9/17/32(b)	1,225,000	1,242,717

See Notes to Financial Statements.

WisdomTree Trust    19

Schedule of Investments (continued) WisdomTree Emerging Markets Corporate Bond Fund (EMCB) August 31, 2026
Investments	Principal Amount	Value
Sasol Financing USA LLC
8.75%, 5/3/29(b)	$210,000	$221,896
8.75%, 4/10/33(b)	500,000	527,000
Sibanye-Stillwater U.K. Financing PLC 6.25%, 11/15/31(b)	200,000	198,156
Windfall Mining Group Inc/Groupe Minier Windfall, Inc. 5.85%, 5/13/32(b)(e)	1,550,000	1,579,683
Total South Africa		4,044,798
South Korea – 5.5%
GS Caltex Corp. 5.38%, 8/7/28(b)	300,000	302,277
Hanwha Life Insurance Co. Ltd. 6.30%, 6/24/55, (6.30% fixed rate until 6/24/30; 5-year Constant Maturity Treasury Rate + 2.292% thereafter)(b)(c)	600,000	613,506
KT Corp. 4.63%, 1/13/30(b)	1,000,000	991,260
LG Electronics, Inc. 5.63%, 4/24/29(b)	400,000	406,188
LG Energy Solution Ltd. 5.88%, 4/2/36(b)	825,000	814,275
POSCO 4.50%, 1/16/31(b)	400,000	389,239
POSCO Holdings, Inc. 5.13%, 5/7/30(b)	525,000	522,777
Shinhan Financial Group Co. Ltd. 5.00%, 7/24/28(b)	525,000	525,767
SK hynix, Inc. 2.38%, 1/19/31(b)	500,000	447,299
Woori Bank 6.38%, 7/24/29, (6.375% fixed rate until 7/24/29; 5-year Constant Maturity Treasury Rate + 2.277% thereafter)(b)(c)(d)	425,000	435,768
Total South Korea		5,448,356
Thailand – 2.4%
Bangkok Bank PCL 3.73%, 9/25/34, (3.733% fixed rate until 9/25/29; 5-year Constant Maturity Treasury Rate + 1.90% thereafter)(a)(c)	1,085,000	1,026,747
GC Treasury Center Co. Ltd.
6.50%, 9/10/30, (6.50% fixed rate until 12/10/30; 5-year Constant Maturity Treasury Rate + 2.815% thereafter)(b)(c)(d)	200,000	199,125
2.98%, 3/18/31(a)	600,000	537,774
7.13%, 3/10/35, (7.125% fixed rate until 9/10/35; 5-year Constant Maturity Treasury Rate + 3.162% thereafter)(b)(c)(d)	375,000	374,531
Thaioil Treasury Center Co. Ltd. 6.10%, 1/15/31, (6.10% fixed rate until 4/15/31; 5-year Constant Maturity Treasury Rate + 2.375% thereafter)(b)(c)(d)	250,000	246,875
Total Thailand		2,385,052
Investments	Principal Amount	Value
Turkey – 3.7%
Akbank TAS
9.37%, 3/14/29, (9.37% fixed rate until 6/14/29; 5-year Constant Maturity Treasury Rate + 5.27% thereafter)(b)(c)(d)	$440,000	$448,917
8.25%, 12/8/36, (8.25% fixed rate until 12/8/31; 5-year Constant Maturity Treasury Rate + 3.993% thereafter)(b)(c)	400,000	403,292
Eregli Demir ve Celik Fabrikalari TAS 8.38%, 7/23/29(b)	375,000	387,774
Sisecam U.K. PLC 8.38%, 1/23/33(b)(e)	400,000	402,316
TC Ziraat Bankasi AS 8.38%, 11/5/30, (8.375% fixed rate until 5/5/31; 5-year Constant Maturity Treasury Rate + 4.616% thereafter)(b)(c)(d)	200,000	197,066
Turk Telekomunikasyon AS 6.95%, 10/7/32(b)	400,000	396,382
Turkiye Garanti Bankasi AS
8.13%, 1/3/35, (8.125% fixed rate until 1/3/30; 5-year Constant Maturity Treasury Rate + 3.836% thereafter)(b)(c)	200,000	202,786
8.13%, 1/8/36, (8.125% fixed rate until 1/8/31; 5-year Constant Maturity Treasury Rate + 4.325% thereafter)(b)(c)	400,000	405,750
Turkiye Vakiflar Bankasi TAO 8.20%, 10/6/30, (8.20% fixed rate until 1/6/31; 5-year Constant Maturity Treasury Rate + 4.439% thereafter)(b)(c)(d)	200,000	194,798
WE Soda Investments Holding PLC 9.50%, 10/6/28(b)	200,000	201,731
Yapi ve Kredi Bankasi AS
7.25%, 3/3/30(b)	250,000	252,355
7.55%, 6/11/36, (7.55% fixed rate until 6/11/31; 5-year Constant Maturity Treasury Rate + 3.831% thereafter)(b)(c)	200,000	197,628
Total Turkey		3,690,795
United Arab Emirates – 2.9%
Aldar Properties PJSC
5.88%, 4/14/56, (5.875% fixed rate until 4/14/33; 5-year Constant Maturity Treasury Rate + 2.018% thereafter)(b)(c)	500,000	466,155
5.88%, 4/14/56, (5.875% fixed rate until 4/14/33; 5-year Constant Maturity Treasury Rate + 2.018% thereafter)(a)(c)	275,000	256,385
Dhafrah Pv2 Energy Co. LLC 5.79%, 6/30/53(b)	273,903	265,110
Emirates NBD Bank PJSC 6.25%, 8/25/30, (6.25% fixed rate until 2/25/31; 6-Year Constant Maturity Treasury Rate + 1.839% thereafter)(a)(c)(d)	450,000	454,136

See Notes to Financial Statements.

20    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets Corporate Bond Fund (EMCB) August 31, 2026
Investments	Principal Amount	Value
First Abu Dhabi Bank PJSC 6.32%, 4/4/34, (6.32% fixed rate until 4/4/29; 5-year Constant Maturity Treasury Rate + 1.70% thereafter)(a)(c)	$300,000	$305,181
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 9/30/27(a)	234,574	230,684
2.16%, 3/31/34(b)	395,922	353,075
2.94%, 9/30/40(b)	425,230	346,010
Sweihan PV Power Co. PJSC 3.63%, 1/31/49(b)	288,480	231,599
Total United Arab Emirates		2,908,335
United Kingdom – 1.8%
Avianca Midco 2 PLC 9.63%, 2/14/30(b)	425,000	403,589
CK Hutchison International 21 Ltd. 2.50%, 4/15/31(b)(e)	700,000	631,565
Standard Chartered PLC 5.85%, 8/13/37, (5.846% fixed rate until 8/13/36; 1-year Constant Maturity Treasury Rate + 1.18% thereafter)(b)(c)	750,000	745,620
Total United Kingdom		1,780,774
United States – 1.9%
Canpack Group, Inc./CANPACK SA 6.00%, 5/15/31(a)	400,000	402,000
GCC SAB de CV 3.61%, 4/20/32(b)	200,000	182,328
Hyundai Capital America 5.40%, 6/23/32(b)	1,000,000	1,002,082
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 6.50%, 12/1/52	270,000	261,732
Total United States		1,848,142
Zambia – 0.4%
First Quantum Minerals Ltd. 8.63%, 6/1/31(a)	425,000	441,652
TOTAL CORPORATE BONDS (Cost: $89,275,025)		88,828,981
FOREIGN GOVERNMENT AGENCIES – 1.2%
Mexico – 0.7%
Eagle Funding Luxco SARL 5.50%, 8/17/30(b)	625,000	624,922
Peru – 0.5%
Fondo MIVIVIENDA SA 5.40%, 3/31/31(b)	500,000	501,535
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $1,123,600)		1,126,457
FOREIGN GOVERNMENT OBLIGATIONS – 0.6%
Mexico – 0.6%
Mexico Government International Bonds 5.85%, 7/2/32 (Cost: $558,615)	552,000	555,124
Investments	Principal Amount	Value
SUPRANATIONAL BONDS – 0.4%
Africa Finance Corp. 2.88%, 4/28/28(a)	$200,000	$193,023
African Export-Import Bank 3.80%, 5/17/31(a)	250,000	226,970
TOTAL SUPRANATIONAL BONDS (Cost: $419,173)		419,993
	Shares
MUTUAL FUND – 1.0%
United States – 1.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%(g) (Cost: $1,015,764)	1,015,764	1,015,764
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.7%
United States – 2.7%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.63%(g) (Cost: $2,665,484)	2,665,484	2,665,484
TOTAL INVESTMENTS IN SECURITIES – 101.3% (Cost: $100,284,353)		99,818,061
Other Liabilities less Assets – (1.3)%		(1,271,421)
NET ASSETS – 100.0%		$98,546,640

*     Non-income producing security.

^     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)     This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(b)     This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)     Rate shown reflects the accrual rate as of August 31, 2026 on securities with variable or step rates.

(d)     The security has a perpetual maturity; the date displayed is the next call date.

(e)     Security, or portion thereof, was on loan at August 31, 2026 (See Note 2). At August 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,203,011 and the total market value of the collateral held by the Fund was $4,341,502. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,676,018.

(f)     Security is in default on interest payments.

(g)     Rate shown represents annualized 7-day yield as of August 31, 2026.

ABBREVIATIONS:
PIK	Payment In Kind

See Notes to Financial Statements.

WisdomTree Trust    21

Schedule of Investments (continued) WisdomTree Emerging Markets Corporate Bond Fund (EMCB) August 31, 2026

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended August 31, 2026 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 8/31/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$16,500,000	$16,500,000	$—	$—	$—^	$5,156

^       As of August 31, 2026, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value[1]	Unrealized Appreciation/ (Depreciation)
Ultra 10 Year U.S. Treasury Note	29	12/21/26	$(3,173,234)	$13,761
5 Year U.S. Treasury Note	21	12/31/26	(2,219,766)	9,343
10 Year U.S. Treasury Note	39	12/21/26	(4,198,594)	28,865
			$(9,591,594)	$51,969
Long Exposure
2 Year U.S. Treasury Note	33	12/31/26	$6,772,734	$(14,248)
U.S. Treasury Long Bond	11	12/21/26	1,194,875	(11,522)
U.S. Treasury Ultra Long Term Bond	16	12/21/26	1,760,500	7,735
			$9,728,109	$(18,035)
Total – Net			$136,515	$33,934

1       Notional value is derived by multiplying the number of contracts by the applicable contract multiplier or factor and the current futures price.

See Notes to Financial Statements.

22    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Emerging Markets Corporate Bond Fund (EMCB) August 31, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds
Russia	$—	$—	$0*	$0
Other	—	88,828,981	—	88,828,981
U.S. Government Obligations	—	5,206,258	—	5,206,258
Foreign Government Agencies	—	1,126,457	—	1,126,457
Foreign Government Obligations	—	555,124	—	555,124
Supranational Bonds	—	419,993	—	419,993
Mutual Fund	—	1,015,764	—	1,015,764
Investment of Cash Collateral for Securities Loaned	—	2,665,484	—	2,665,484
Total Investments in Securities	$—	$99,818,061	$0	$99,818,061
Financial Derivative Instruments
Futures Contracts[1]	$59,704	$—	$—	$59,704
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(25,770)	$—	$—	$(25,770)
Total – Net	$33,934	$99,818,061	$0	$99,851,995

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    23

Schedule of Investments WisdomTree Emerging Markets Local Debt Fund (ELD) August 31, 2026
Investments	Principal Amount†		Value
FOREIGN GOVERNMENT OBLIGATIONS – 82.0%
Brazil – 7.8%
Brazil Letras do Tesouro Nacional
12.13%, 7/1/27(a)	7,580,000	BRL	$1,320,226
13.66%, 1/1/29(a)	9,400,000	BRL	1,334,519
13.52%, 1/1/32(a)	6,300,000	BRL	589,672
Brazil Notas do Tesouro Nacional Serie F
10.00%, 1/1/27	2,545,000	BRL	485,079
10.00%, 1/1/29	9,035,000	BRL	1,616,820
10.00%, 1/1/31	16,520,000	BRL	2,762,131
10.00%, 1/1/33	7,600,000	BRL	1,206,380
10.00%, 1/1/35	5,440,000	BRL	831,210
10.00%, 1/1/37	6,700,000	BRL	993,154
Total Brazil			11,139,191
Chile – 1.8%
Bonos de la Tesoreria de la Republica en pesos
5.00%, 10/1/28(b)	165,000,000	CLP	176,990
5.80%, 10/1/29(b)	280,000,000	CLP	304,980
4.70%, 9/1/30(b)	260,000,000	CLP	271,588
6.00%, 4/1/33(b)	710,000,000	CLP	775,689
7.00%, 5/1/34(b)	350,000,000	CLP	408,824
5.80%, 10/1/34(b)	195,000,000	CLP	211,185
5.30%, 11/1/37(b)	100,000,000	CLP	103,834
6.20%, 10/1/40(b)	195,000,000	CLP	217,706
6.00%, 1/1/43	70,000,000	CLP	76,839
Total Chile			2,547,635
China – 6.8%
China Government Bonds
1.62%, 8/15/27	1,220,000	CNY	182,391
1.45%, 2/25/28	2,800,000	CNY	418,153
1.46%, 5/25/28	3,000,000	CNY	448,387
1.40%, 11/25/28	4,000,000	CNY	597,374
2.05%, 4/15/29	5,000,000	CNY	760,142
1.43%, 1/25/30	5,800,000	CNY	866,752
2.68%, 5/21/30	4,370,000	CNY	682,122
1.54%, 1/25/31	6,000,000	CNY	898,420
1.50%, 4/15/31	2,000,000	CNY	298,984
2.80%, 11/15/32	4,310,000	CNY	694,104
1.66%, 12/25/32	2,000,000	CNY	300,549
1.66%, 3/25/33	2,400,000	CNY	360,374
2.27%, 5/25/34	4,440,000	CNY	696,207
1.83%, 8/25/35	4,000,000	CNY	603,548
1.75%, 2/25/36	2,000,000	CNY	299,075
2.20%, 4/25/46	700,000	CNY	105,187
3.81%, 9/14/50	1,780,000	CNY	347,303
3.72%, 4/12/51	2,000,000	CNY	386,433
3.53%, 10/18/51	2,000,000	CNY	376,940
2.47%, 7/25/54	1,200,000	CNY	189,679
2.38%, 1/15/56	1,000,000	CNY	154,609
Total China			9,666,733
Investments	Principal Amount†		Value
Colombia – 4.3%
Colombian TES
11.00%, 8/22/29	1,746,100,000	COP	$522,108
12.50%, 2/27/30	1,250,000,000	COP	387,041
7.75%, 9/18/30	1,789,200,000	COP	475,559
7.00%, 3/26/31	433,000,000	COP	109,709
13.25%, 2/9/33	2,934,500,000	COP	935,704
11.75%, 1/24/35	2,876,000,000	COP	854,413
12.75%, 11/28/40	3,400,000,000	COP	1,054,751
9.25%, 5/28/42	1,480,000,000	COP	354,595
11.50%, 7/25/46	2,650,500,000	COP	752,974
7.25%, 10/26/50	3,750,000,000	COP	692,765
Total Colombia			6,139,619
Czech Republic – 4.4%
Czech Republic Government Bonds
0.25%, 2/10/27	1,890,000	CZK	89,488
5.50%, 12/12/28	12,200,000	CZK	604,339
5.75%, 3/29/29	12,800,000	CZK	638,966
0.05%, 11/29/29	9,300,000	CZK	391,388
5.00%, 9/30/30	3,650,000	CZK	179,068
1.20%, 3/13/31	22,020,000	CZK	919,452
4.50%, 11/11/32	19,490,000	CZK	921,268
4.90%, 4/14/34	16,850,000	CZK	808,292
4.25%, 10/24/34	4,050,000	CZK	185,172
3.50%, 5/30/35	10,340,000	CZK	445,013
5.30%, 9/19/35	5,000,000	CZK	243,755
4.95%, 2/27/37	15,000,000	CZK	710,712
1.50%, 4/24/40	5,000,000	CZK	153,364
Total Czech Republic			6,290,277
Hungary – 4.5%
Hungary Government Bonds
9.50%, 10/21/26	82,000,000	HUF	262,287
4.50%, 3/23/28	272,160,000	HUF	854,623
2.00%, 5/23/29	120,000,000	HUF	349,489
6.00%, 11/28/29	226,450,000	HUF	728,972
3.00%, 8/21/30	150,730,000	HUF	438,529
6.75%, 7/23/31	505,350,000	HUF	1,691,374
4.75%, 11/24/32	208,000,000	HUF	634,289
2.25%, 4/20/33	198,360,000	HUF	520,284
7.00%, 10/24/35	197,500,000	HUF	688,810
3.00%, 4/25/41	100,050,000	HUF	233,074
Total Hungary			6,401,731
India – 3.6%
India Government Bonds
7.26%, 1/14/29	50,000,000	INR	535,833
5.79%, 5/11/30	60,000,000	INR	615,513
6.10%, 7/12/31	50,000,000	INR	514,830
7.26%, 8/22/32	30,000,000	INR	323,284
7.18%, 8/14/33	40,000,000	INR	429,877

See Notes to Financial Statements.

24    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets Local Debt Fund (ELD) August 31, 2026
Investments	Principal Amount†		Value
7.10%, 4/8/34	50,000,000	INR	$532,669
7.18%, 7/24/37	50,000,000	INR	532,746
7.16%, 9/20/50	50,000,000	INR	504,325
7.36%, 9/12/52	50,000,000	INR	513,071
7.30%, 6/19/53	60,000,000	INR	610,159
Total India			5,112,307
Indonesia – 10.7%
Indonesia Treasury Bonds
8.38%, 9/15/26	731,000,000	IDR	41,362
6.13%, 5/15/28	9,400,000,000	IDR	523,865
6.38%, 8/15/28	15,400,000,000	IDR	866,069
9.00%, 3/15/29	12,324,000,000	IDR	731,401
6.88%, 4/15/29	14,300,000,000	IDR	809,250
8.25%, 5/15/29	6,381,000,000	IDR	373,156
7.00%, 9/15/30	9,600,000,000	IDR	543,640
6.50%, 2/15/31	7,782,000,000	IDR	431,879
5.88%, 3/15/31	2,900,000,000	IDR	157,597
8.75%, 5/15/31	8,601,000,000	IDR	521,813
6.38%, 4/15/32	12,500,000,000	IDR	683,172
8.25%, 6/15/32	6,989,000,000	IDR	416,754
7.00%, 2/15/33	18,400,000,000	IDR	1,035,672
6.63%, 2/15/34	10,200,000,000	IDR	560,225
8.38%, 3/15/34	1,300,000,000	IDR	78,702
7.50%, 6/15/35	11,063,000,000	IDR	640,607
6.50%, 4/15/36	25,000,000,000	IDR	1,364,603
8.25%, 5/15/36	7,563,000,000	IDR	463,902
7.50%, 5/15/38	8,500,000,000	IDR	497,491
8.38%, 4/15/39	10,400,000,000	IDR	650,225
7.50%, 4/15/40	11,700,000,000	IDR	678,339
7.13%, 8/15/40	21,370,000,000	IDR	1,211,132
8.75%, 2/15/44	1,390,000,000	IDR	90,319
7.13%, 8/15/45	13,800,000,000	IDR	781,528
Perusahaan Penerbit SBSN Indonesia
6.63%, 9/15/29	3,000,000,000	IDR	168,556
6.38%, 3/15/34	4,910,000,000	IDR	265,616
6.88%, 3/15/36	10,822,000,000	IDR	602,325
Total Indonesia			15,189,200
Malaysia – 4.4%
Malaysia Government Bonds
2.63%, 4/15/31	1,050,000	MYR	250,160
4.64%, 11/7/33	2,000,000	MYR	522,207
3.83%, 7/5/34	970,000	MYR	240,410
4.25%, 5/31/35	1,285,000	MYR	328,045
4.76%, 4/7/37	1,632,000	MYR	433,329
3.76%, 5/22/40	750,000	MYR	180,368
4.70%, 10/15/42	3,300,000	MYR	875,110
4.92%, 7/6/48	675,000	MYR	184,217
4.07%, 6/15/50	1,500,000	MYR	363,041
4.46%, 3/31/53	1,550,000	MYR	398,229
Investments	Principal Amount†		Value
Malaysia Government Investment Issue
3.64%, 8/30/30	600,000	MYR	$149,720
3.47%, 10/15/30	405,000	MYR	100,345
4.19%, 10/7/32	2,350,000	MYR	598,302
3.61%, 4/30/35	620,000	MYR	151,149
4.47%, 9/15/39	1,885,000	MYR	488,708
4.42%, 9/30/41	2,400,000	MYR	618,496
4.29%, 8/14/43	1,700,000	MYR	431,397
Total Malaysia			6,313,233
Mexico – 6.3%
Mexican Bonos
8.50%, 5/31/29	3,750,000	MXN	223,657
8.00%, 4/15/32	10,675,000	MXN	603,260
7.50%, 5/26/33	21,715,000	MXN	1,183,579
8.00%, 5/24/35	8,375,000	MXN	453,638
8.00%, 2/21/36	20,900,000	MXN	1,129,561
10.00%, 11/20/36	6,762,000	MXN	416,666
8.50%, 11/18/38	18,609,000	MXN	1,010,657
7.75%, 11/13/42	21,627,000	MXN	1,063,963
8.00%, 11/7/47	14,100,000	MXN	698,144
8.00%, 7/31/53	20,800,000	MXN	1,017,753
8.00%, 4/29/55	23,050,000	MXN	1,123,858
Total Mexico			8,924,736
Peru – 4.6%
Peru Government Bonds
5.94%, 2/12/29	885,000	PEN	278,461
6.95%, 8/12/31	800,000	PEN	270,857
6.15%, 8/12/32	2,291,000	PEN	732,126
7.30%, 8/12/33(b)	4,311,000	PEN	1,419,968
5.40%, 8/12/34	3,665,000	PEN	1,053,511
6.90%, 8/12/37	2,200,000	PEN	666,709
7.60%, 8/12/39(b)(c)	5,390,000	PEN	1,707,323
5.35%, 8/12/40	1,460,000	PEN	376,435
Total Peru			6,505,390
Poland – 4.3%
Republic of Poland Government Bonds
2.50%, 7/25/27	3,410,000	PLN	905,223
7.50%, 7/25/28	2,275,000	PLN	643,877
2.75%, 10/25/29	4,185,000	PLN	1,054,631
1.25%, 10/25/30	3,005,000	PLN	689,877
4.50%, 1/25/31	5,105,000	PLN	1,326,884
6.00%, 10/25/33	4,220,000	PLN	1,150,295
5.00%, 10/25/35	1,340,000	PLN	335,179
Total Poland			6,105,966
Romania – 1.9%
Romania Government Bonds
2.50%, 10/25/27	375,000	RON	79,653
4.15%, 1/26/28	1,745,000	RON	374,971
5.00%, 2/12/29	2,485,000	RON	531,950

See Notes to Financial Statements.

WisdomTree Trust    25

Schedule of Investments (continued) WisdomTree Emerging Markets Local Debt Fund (ELD) August 31, 2026
Investments	Principal Amount†		Value
8.00%, 4/29/30	2,290,000	RON	$527,219
3.65%, 9/24/31	1,455,000	RON	281,116
7.10%, 7/31/34	1,180,000	RON	263,943
4.75%, 10/11/34	1,060,000	RON	203,190
4.25%, 4/28/36	800,000	RON	144,098
7.90%, 2/24/38	1,000,000	RON	234,177
Total Romania			2,640,317
South Africa – 7.0%
Republic of South Africa Government Bonds
7.00%, 2/28/31	8,067,000	ZAR	479,768
8.25%, 3/31/32	10,545,000	ZAR	652,364
10.00%, 3/31/33	22,100,000	ZAR	1,476,008
8.88%, 2/28/35	14,310,000	ZAR	903,599
8.50%, 1/31/37	17,100,000	ZAR	1,035,246
10.88%, 3/31/38	7,755,000	ZAR	544,306
9.88%, 3/31/39	3,000,000	ZAR	195,685
9.00%, 1/31/40	12,835,000	ZAR	783,085
6.50%, 2/28/41	3,655,000	ZAR	177,685
10.13%, 3/31/42	11,000,000	ZAR	727,215
8.75%, 1/31/44	17,165,000	ZAR	1,010,372
8.75%, 2/28/48	20,420,000	ZAR	1,202,090
11.63%, 3/31/53	9,850,000	ZAR	757,247
Total South Africa			9,944,670
Thailand – 7.7%
Thailand Government Bonds
1.00%, 6/17/27	15,245,000	THB	459,552
2.40%, 11/17/27	19,450,000	THB	595,579
2.05%, 4/17/28	28,600,000	THB	875,044
2.65%, 6/17/28	23,100,000	THB	715,202
2.88%, 12/17/28	13,752,000	THB	429,865
2.40%, 3/17/29	20,250,000	THB	627,834
1.60%, 12/17/29	33,850,000	THB	1,027,240
3.65%, 6/20/31	9,000,000	THB	296,995
2.00%, 12/17/31	24,215,000	THB	742,002
3.35%, 6/17/33	18,750,000	THB	618,159
2.80%, 6/17/34	22,500,000	THB	717,972
2.41%, 3/17/35	17,000,000	THB	525,587
1.60%, 6/17/35	6,630,000	THB	192,315
3.40%, 6/17/36	9,552,000	THB	319,797
3.39%, 6/17/37	19,570,000	THB	651,981
3.30%, 6/17/38	19,022,000	THB	630,060
3.45%, 6/17/43	26,600,000	THB	861,443
2.88%, 6/17/46	24,385,000	THB	717,916
Total Thailand			11,004,543
Turkey – 1.9%
Turkiye Government Bonds
11.00%, 2/24/27	36,206,000	TRY	678,656
10.50%, 8/11/27	17,415,000	TRY	291,878
Investments	Principal Amount†		Value
31.08%, 11/8/28	55,970,000	TRY	$1,072,587
30.00%, 9/12/29	20,000,000	TRY	373,374
11.70%, 11/13/30	19,151,000	TRY	207,154
27.70%, 9/27/34	7,050,000	TRY	128,768
Total Turkey			2,752,417
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $118,664,345)			116,677,965
SUPRANATIONAL BONDS – 6.9%
European Investment Bank 8.00%, 5/5/27(b)	9,415,000	ZAR	585,840
Inter-American Development Bank 7.00%, 4/17/33	100,000,000	INR	1,010,388
International Bank for Reconstruction & Development
6.88%, 2/9/29	14,900,000	MXN	858,029
7.07%, 6/26/29	16,000,000	MXN	914,759
6.75%, 1/21/34	100,000,000	INR	1,012,236
International Finance Corp.
7.00%, 7/20/27	32,980,000	MXN	1,933,241
7.75%, 1/18/30	23,000,000	MXN	1,336,168
6.75%, 9/23/31	30,000,000	MXN	1,608,345
9.00%, 1/22/36	8,000,000	ZAR	520,933
TOTAL SUPRANATIONAL BONDS (Cost: $9,367,460)			9,779,939
Shares
MUTUAL FUND – 0.2%
United States – 0.2%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%(d) (Cost: $309,095)	309,095	309,095
Principal Amount†
REPURCHASE AGREEMENT – 7.8%
United States – 7.8%
Citigroup, Inc., tri-party repurchase agreement dated 08/31/26 (tri-party custodian: The Bank of New York Mellon Corp.), 3.67% due 9/1/26; Proceeds at maturity – $11,131,135 (fully collateralized by U.S. Treasury Bonds, 0.00%-2.88% due 1/15/2035 – 2/15/51; Market value including accrued interest – $11,352,631) (Cost: $11,130,000)	11,130,000	11,130,000

See Notes to Financial Statements.

26    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets Local Debt Fund (ELD) August 31, 2026
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%
United States – 1.1%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.63%(d) (Cost: $1,591,780)	1,591,780	$1,591,780
TOTAL INVESTMENTS IN SECURITIES – 98.0% (Cost: $141,062,680)		139,488,779
Other Assets less Liabilities – 2.0%		2,836,452
NET ASSETS – 100.0%		$142,325,231

†     Principal amount is reported in U.S. dollars unless otherwise noted.

(a)     Represents a zero coupon bond. Rate shown reflects the effective yield as of August 31, 2026.

(b)     This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)     Security, or portion thereof, was on loan at August 31, 2026 (See Note 2). At August 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,505,549 and the total market value of the collateral held by the Fund was $1,591,780.

(d)     Rate shown represents annualized 7-day yield as of August 31, 2026.

CURRENCY ABBREVIATIONS:
BRL	Brazilian real
CLP	Chilean peso
CNY	Chinese yuan
COP	Colombian peso
CZK	Czech koruna
HUF	Hungary forint
IDR	Indonesian rupiah
INR	Indian rupee
MXN	Mexican peso
MYR	Malaysian ringgit
PEN	Peruvian sol
PLN	Polish zloty
RON	New Romanian leu
THB	Thai baht
TRY	Turkish lira
USD	United States dollar
ZAR	South African rand

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	9/15/2026	2,500,000,000	IDR	140,061	USD	$932	$—
Bank of Montreal	9/15/2026	24,000,000	MXN	1,368,610	USD	39,087	—
Barclays Bank PLC	12/15/2026	7,000,000,000	COP	2,225,812	USD	—	(98,820)
HSBC Holdings PLC	9/15/2026	35,000,000	INR	367,834	USD	—	(346)
JPMorgan Chase Bank NA	9/15/2026	18,700,000,000	IDR	1,034,864	USD	19,759	—
Royal Bank of Canada	9/15/2026	300,000,000	INR	3,120,125	USD	29,777	—
Royal Bank of Canada	9/15/2026	33,000,000	INR	347,776	USD	—	(1,287)
Royal Bank of Canada	9/15/2026	20,500,000	MYR	5,055,362	USD	38,037	—
Royal Bank of Canada	9/15/2026	615,866	USD	2,500,000	MYR	—	(5,280)
						$127,592	$(105,733)

See Notes to Financial Statements.

WisdomTree Trust    27

Schedule of Investments (concluded) WisdomTree Emerging Markets Local Debt Fund (ELD) August 31, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Foreign Government Obligations	$—	$116,677,965	$—	$116,677,965
Supranational Bonds	—	9,779,939	—	9,779,939
Mutual Fund	—	309,095	—	309,095
Repurchase Agreement	—	11,130,000	—	11,130,000
Investment of Cash Collateral for Securities Loaned	—	1,591,780	—	1,591,780
Total Investments in Securities	$—	$139,488,779	$—	$139,488,779
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$127,592	$—	$127,592
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(105,733)	$—	$(105,733)
Total – Net	$—	$139,510,638	$—	$139,510,638

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

28    WisdomTree Trust

Schedule of Investments WisdomTree Floating Rate Treasury Fund (USFR) August 31, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 99.7%
U.S. Treasury Floating Rate Notes – 99.7%
4.00%, 10/31/27, (3-month U.S. Treasury Bill Money Market Yield + 0.19%)(a)	$5,083,598,300	$5,093,718,982
3.91%, 1/31/28, (3-month U.S. Treasury Bill Money Market Yield + 0.099%)(a)	5,083,693,900	5,088,503,710
3.91%, 4/30/28, (3-month U.S. Treasury Bill Money Market Yield + 0.103%)(a)	5,083,709,200	5,088,235,760
3.86%, 7/31/28, (3-month U.S. Treasury Bill Money Market Yield + 0.05%)(a)	3,429,039,300	3,428,794,312
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $18,687,158,495)		18,699,252,764
Investments	Shares	Value
MUTUAL FUND – 0.0%
United States – 0.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%(b) (Cost: $2,048,564)	2,048,564	$2,048,564
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $18,689,207,059)		18,701,301,328
Other Assets less Liabilities – 0.3%		60,685,880
NET ASSETS – 100.0%		$18,761,987,208

(a)     Floating rate note. Coupon shown is in effect at August 31, 2026. Date represents the ultimate maturity date.

(b)     Rate shown represents annualized 7-day yield as of August 31, 2026.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$18,699,252,764	$—	$18,699,252,764
Mutual Fund	—	2,048,564	—	2,048,564
Total Investments in Securities	$—	$18,701,301,328	$—	$18,701,301,328

See Notes to Financial Statements.

WisdomTree Trust    29

Schedule of Investments WisdomTree High Income Laddered Municipal Fund (WTMY) August 31, 2026
Investments	Principal Amount	Value
MUNICIPAL BONDS – 98.5%
Alabama – 5.8%
Black Belt Energy Gas District, Series A, Revenue Bond 5.00%, 12/1/31	$100,000	$103,967
Black Belt Energy Gas District, Series C, Revenue Bond 5.50%, 10/1/54	30,000	31,902
Black Belt Energy Gas District, Series F, Revenue Bond 5.50%, 11/1/53	35,000	36,361
County of Jefferson AL Sewer Revenue, Revenue Bond 5.00%, 10/1/29	20,000	21,076
Southeast Energy Authority A Cooperative District, Series D, Revenue Bond 5.00%, 9/1/35	90,000	95,424
Total Alabama		288,730
Arizona – 0.8%
Salt Verde Financial Corp., Revenue Bond 5.00%, 12/1/37	40,000	40,719
California – 2.0%
Los Angeles Department of Water & Power, Series A, Revenue Bond 5.00%, 7/1/39	35,000	36,822
San Francisco City & County Airport Comm-San Francisco International Airport, Series A, Revenue Bond 5.00%, 5/1/37	60,000	64,262
Total California		101,084
Colorado – 2.0%
City & County of Denver CO Airport System Revenue, Airport & Marina Impt., Series D, Revenue Bond 5.50%, 11/15/29	20,000	21,419
Colorado Health Facilities Authority, Revenue Bond 5.00%, 11/1/41	75,000	77,048
Total Colorado		98,467
Connecticut – 2.2%
Aquarion Water Authority, Water Utility Impt., Series D, Revenue Bond, BAM 5.25%, 8/1/41	100,000	108,338
District of Columbia – 1.3%
District of Columbia, Revenue Bond 5.00%, 4/1/27	40,000	40,507
Metropolitan Washington Airports Authority Aviation Revenue, Airport & Marina Impt., Series A, Revenue Bond 5.00%, 10/1/26	25,000	25,043
Total District of Columbia		65,550
Investments	Principal Amount	Value
Florida – 8.7%
City of Jacksonville, Public Impt., Series A, Revenue Bond 5.00%, 10/1/39	$55,000	$58,398
County of Miami-Dade FL Aviation Revenue, Series A, Revenue Bond 5.00%, 10/1/29	50,000	52,577
Florida Development Finance Corp., Revenue Bond 5.25%, 7/1/53	200,000	195,420
JEA Electric System Revenue, Revenue Bond 5.00%, 10/1/29	75,000	79,818
Manatee County School District, School Impt., Series CO 5.00%, 7/1/37	20,000	21,572
Orange County Health Facilities Authority, Series A, Revenue Bond 5.00%, 10/1/36	25,000	26,624
Total Florida		434,409
Georgia – 0.5%
Cobb County Kennestone Hospital Authority, Series A, Revenue Bond 5.00%, 4/1/30	25,000	26,698
Illinois – 11.6%
Chicago Board of Education, School Impt., Series A, G.O. Bond 6.25%, 12/1/50	250,000	254,246
City of Chicago IL Wastewater Transmission Revenue, Series A, Revenue Bond, BAM
5.00%, 1/1/38	105,000	112,709
5.00%, 1/1/40	65,000	68,755
Illinois State Toll Highway Authority, Series A, Revenue Bond 5.00%, 1/1/39	25,000	26,755
State of Illinois, Public Impt., Series A, G.O. Bond 5.00%, 3/1/32	75,000	80,871
State of Illinois Sales Tax Revenue, Public Impt., Series C, Revenue Bond 5.00%, 6/15/40	35,000	36,391
Total Illinois		579,727
Massachusetts – 0.5%
Massachusetts Development Finance Agency, Series 2, Revenue Bond 5.00%, 7/1/35	25,000	27,238
Michigan – 3.2%
Detroit Downtown Development Authority 5.00%, 7/1/41	100,000	103,472
Detroit Regional Convention Facility Authority, Series C, Revenue Bond 5.00%, 10/1/34	50,000	54,312
Total Michigan		157,784

See Notes to Financial Statements.

30    WisdomTree Trust

Schedule of Investments (continued) WisdomTree High Income Laddered Municipal Fund (WTMY) August 31, 2026
Investments	Principal Amount	Value
Missouri – 1.5%
Missouri Joint Municipal Electric Utility Commission, Revenue Bond 5.00%, 1/1/34	$70,000	$76,772
New Jersey – 4.3%
New Jersey Transportation Trust Fund Authority, Transit Impt., Series BB, Revenue Bond 5.00%, 6/15/37	25,000	26,917
Tobacco Settlement Financing Corp., Series A, Revenue Bond 5.00%, 6/1/35	25,000	25,531
Tobacco Settlement Financing Corp., Series B, Revenue Bond 5.00%, 6/1/46	165,000	159,598
Total New Jersey		212,046
New York – 5.4%
Build NYC Resource Corp., Nursing Homes, Series A, Revenue Bond 7.00%, 12/15/55(a)	150,000	151,378
New York City Industrial Development Agency, Revenue Bond 5.00%, 3/1/30	70,000	74,507
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 1, Revenue Bond 5.00%, 11/1/35	20,000	21,635
New York Transportation Development Corp., Revenue Bond 5.00%, 12/1/30	20,000	21,463
Total New York		268,983
Ohio – 2.9%
American Municipal Power, Inc., Series A, Revenue Bond 5.00%, 2/15/28	90,000	92,768
Berea City School District, G.O. Bond, BAM 5.00%, 12/1/28	50,000	52,309
Total Ohio		145,077
Oklahoma – 5.8%
Oklahoma County Finance Authority, School Impt., Revenue Bond 5.00%, 9/1/34	25,000	27,218
Oklahoma Development Finance Authority, Series B, Revenue Bond 5.50%, 8/15/57	260,000	260,940
Total Oklahoma		288,158
Pennsylvania – 7.3%
City of Philadelphia, Public Impt., Series A, G.O. Bond
5.00%, 8/1/27	25,000	25,529
5.00%, 5/1/33	50,000	53,669
Investments	Principal Amount	Value
City of Philadelphia PA Water & Wastewater Revenue, Sewer Impt., Series B, Revenue Bond 5.00%, 9/1/38	$20,000	$21,523
Monroeville Finance Authority, Series B, Revenue Bond 5.00%, 2/15/31	40,000	42,922
Northampton County General Purpose Authority, Series A1, Revenue Bond
5.00%, 8/15/36	80,000	86,896
5.00%, 8/15/40	20,000	21,055
Pennsylvania Economic Development Financing Authority, Series A, Revenue Bond 5.00%, 5/15/37	80,000	84,874
Sports & Exhibition Authority of Pittsburgh & Allegheny County, Stadium Impt., Series A, Revenue Bond 5.00%, 2/1/33	25,000	26,997
Total Pennsylvania		363,465
Puerto Rico – 5.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A1, Revenue Bond 5.00%, 7/1/58	265,000	257,179
Rhode Island – 1.7%
Rhode Island Health & Educational Building Corp., Revenue Bond 5.00%, 11/1/33	75,000	82,704
South Carolina – 2.3%
South Carolina Public Service Authority, Water Utility Impt., Series A, Revenue Bond
5.00%, 12/1/27	90,000	92,681
5.00%, 12/1/33	20,000	22,090
Total South Carolina		114,771
Tennessee – 2.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Series A, Revenue Bond 5.00%, 7/1/34	60,000	65,391
Metropolitan Nashville Airport Authority, Airport & Marina Impt., Series B, Revenue Bond 5.00%, 7/1/32	35,000	36,783
Total Tennessee		102,174
Texas – 12.6%
Central Texas Regional Mobility Authority, Highway Impt., Series B, Revenue Bond 5.00%, 1/1/39	55,000	57,369
Central Texas Turnpike System, Series A, Revenue Bond 5.00%, 8/15/38	75,000	79,916
City of Houston TX Airport System Revenue, Airport & Marina Impt., Revenue Bond 5.50%, 7/15/36	120,000	127,746

See Notes to Financial Statements.

WisdomTree Trust    31

Schedule of Investments (concluded) WisdomTree High Income Laddered Municipal Fund (WTMY) August 31, 2026
Investments	Principal Amount	Value
Dallas Fort Worth International Airport, Revenue Bond
5.00%, 11/1/31	$65,000	$69,890
5.00%, 11/1/32	55,000	58,936
Dallas Fort Worth International Airport, Series A, Revenue Bond 5.00%, 11/1/30	40,000	43,193
Harris County Cultural Education Facilities Finance Corp., Series B, Revenue Bond 5.00%, 7/1/34	20,000	22,055
Lower Colorado River Authority, Revenue Bond 5.00%, 5/15/40	55,000	57,794
North Texas Tollway Authority, Series B, Revenue Bond 5.00%, 1/1/30	55,000	58,681
Texas State Technical College, Revenue Bond 5.00%, 8/1/27	50,000	50,972
Total Texas		626,552
Utah – 3.4%
City of Salt Lake City UT Airport Revenue, Airport & Marina Impt., Series A, Revenue Bond 5.00%, 7/1/27	20,000	20,340
High Star Ranch Infrastructure Financing District, Sewer Impt. 6.25%, 12/1/55(a)	150,000	150,254
Total Utah		170,594
Investments	Principal Amount	Value
Wisconsin – 5.5%
Public Finance Authority, Highway Impt., Revenue Bond 6.50%, 12/31/65	$250,000	$273,658
TOTAL MUNICIPAL BONDS (Cost: $4,891,237)		4,910,877
	Shares
MUTUAL FUND – 1.5%
BlackRock Liquidity MuniCash, Institutional Shares, 2.21%(b) (Cost: $74,288)	74,288	74,288
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $4,965,525)		4,985,165
Other Assets less Liabilities – 0.0%		1,820
NET ASSETS – 100.0%		$4,986,985

(a)     This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)     Rate shown represents annualized 7-day yield as of August 31, 2026.

ABBREVIATIONS:
BAM	Build America Mutual Assurance Co.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Municipal Bonds	$—	$4,910,877	$—	$4,910,877
Mutual Fund	—	74,288	—	74,288
Total Investments in Securities	$—	$4,985,165	$—	$4,985,165

See Notes to Financial Statements.

32    WisdomTree Trust

Schedule of Investments WisdomTree Inflation Plus Fund (WTIP) (consolidated) August 31, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 80.5%
U.S. Treasury Inflation Indexed Notes – 80.5%
0.13%, 10/15/26^	$829,000	$1,010,014
0.38%, 1/15/27	590,000	808,867
0.13%, 4/15/27	876,000	1,020,120
0.38%, 7/15/27	670,000	901,893
1.63%, 10/15/27	922,000	1,034,402
0.50%, 1/15/28	692,000	914,309
1.25%, 4/15/28	920,000	1,007,026
0.75%, 7/15/28	610,000	793,475
2.38%, 10/15/28	967,000	1,062,433
0.88%, 1/15/29	532,000	683,379
2.13%, 4/15/29	988,000	1,065,682
0.25%, 7/15/29	635,000	789,710
1.63%, 10/15/29	1,055,000	1,107,063
0.13%, 1/15/30	722,000	877,735
1.63%, 4/15/30	1,094,000	1,127,295
0.13%, 7/15/30	777,000	941,760
1.13%, 10/15/30	1,152,000	1,147,315
0.13%, 1/15/31	830,000	977,936
1.25%, 4/15/31	1,153,000	1,134,806
0.13%, 7/15/31^	861,000	978,110
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $19,720,451)		19,383,330
Investments	Shares	Value
EXCHANGE-TRADED FUND – 2.9%
United States – 2.9%
WisdomTree Bitcoin Fund*(a) (Cost: $574,466)	8,435	$703,310
MUTUAL FUND – 15.9%
United States – 15.9%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%(b) (Cost: $3,828,333)	3,828,333	3,828,333
TOTAL INVESTMENTS IN SECURITIES – 99.3% (Cost: $24,123,250)		23,914,973
Other Assets less Liabilities – 0.7%		164,485
NET ASSETS – 100.0%		$24,079,458

*     Non-income producing security.

^     All or a portion of this security was designated as collateral for futures contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $1,198,774 as of August 31, 2026.

(a)     Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(b)     Rate shown represents annualized 7-day yield as of August 31, 2026.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended August 31, 2026 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 8/31/2026	Dividend Income
WisdomTree Bitcoin Fund	$70,497	$2,109,279	$1,423,004	$(182,734)	$129,272	$703,310	$—

See Notes to Financial Statements.

WisdomTree Trust    33

Schedule of Investments (concluded) WisdomTree Inflation Plus Fund (WTIP) (consolidated) August 31, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value[1]	Unrealized Appreciation/ (Depreciation)
Aluminum	23	9/16/26	$(1,865,484)	$9,059
Corn	79	12/14/26	(2,124,112)	(299,503)
Lead	39	9/16/26	(1,836,432)	(23,980)
			$(5,826,028)	$(314,424)
Long Exposure
Brent Crude	12	9/30/26	$1,085,880	$120,330
Copper	5	9/16/26	1,807,866	38,428
E-Mini Gold	8	11/25/26	1,792,600	107,127
E-Mini Silver	11	11/25/26	1,842,225	128,780
Gasoline RBOB	9	4/30/27	1,056,321	151,264
HRW Wheat	51	12/14/26	2,136,900	307,087
Wheat	56	12/14/26	2,167,200	345,594
WTI Crude Oil	13	12/21/26	1,041,560	76,818
Zinc	20	9/15/26	1,986,665	99,452
			$14,917,217	$1,374,880
Total – Net			$9,091,189	$1,060,456

1Notional value is derived by multiplying the number of contracts by the applicable contract multiplier or factor and the current futures price.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$19,383,330	$—	$19,383,330
Exchange-Traded Fund	703,310	—	—	703,310
Mutual Fund	—	3,828,333	—	3,828,333
Total Investments in Securities	$703,310	$23,211,663	$—	$23,914,973
Financial Derivative Instruments
Futures Contracts[1]	$1,383,939	$—	$—	$1,383,939
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(323,483)	$—	$—	$(323,483)
Total – Net	$1,763,766	$23,211,663	$—	$24,975,429

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

34    WisdomTree Trust

Schedule of Investments WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) August 31, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 1.3%
U.S. Treasury Bond – 0.1% 5.13%, 8/15/46	$227,900	$224,784
Total U.S. Treasury Bond		224,784
U.S. Treasury Notes – 1.2%
4.25%, 8/15/29	3,511,100	3,496,699
4.63%, 8/15/36	282,600	279,928
Total U.S. Treasury Notes		3,776,627
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $4,016,582)		4,001,411
CORPORATE BONDS – 95.6%
Canada – 0.1%
Ritchie Bros. Holdings, Inc. 7.75%, 3/15/31(a)	326,000	336,959
United States – 95.5%
AAR Escrow Issuer LLC 6.75%, 3/15/29(a)	281,000	287,512
Academy Ltd. 5.88%, 5/15/31(a)	270,000	268,696
ACCO Brands Corp. 4.25%, 3/15/29(a)(b)	699,000	658,593
Acushnet Co. 5.63%, 12/1/33(a)	243,000	239,304
AdaptHealth LLC 4.63%, 8/1/29(a)	1,098,000	1,038,247
Adient Global Holdings Ltd. 7.50%, 2/15/33(a)(b)	874,000	905,910
ADT Security Corp.
4.13%, 8/1/29(a)	834,000	803,740
5.88%, 10/15/33(a)	795,000	778,182
Advance Auto Parts, Inc.
7.00%, 8/1/30(a)	964,000	986,090
7.38%, 8/1/33(a)(b)	705,000	723,322
Advanced Drainage Systems, Inc. 6.38%, 6/15/30(a)	263,000	265,263
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.50%, 2/15/28(a)	610,000	614,540
3.50%, 3/15/29(a)	586,000	557,087
4.88%, 2/15/30(a)	716,000	690,307
5.50%, 3/31/31(a)	385,000	373,325
5.63%, 3/31/32(a)	945,000	910,518
5.75%, 3/31/34(a)(b)	1,170,000	1,100,828
Allison Transmission, Inc.
5.88%, 6/1/29(a)	422,000	424,303
3.75%, 1/30/31(a)	600,000	559,868
Ally Financial, Inc.
6.70%, 2/14/33(b)	258,000	262,907
6.65%, 1/17/40, (6.646% fixed rate until 1/17/35; 5-year Constant Maturity Treasury Rate + 2.45% thereafter)(b)(c)	433,000	424,045
Investments	Principal Amount	Value
AMC Global Media, Inc.
4.25%, 2/15/29	$640,000	$592,807
10.50%, 7/15/32(a)	863,000	911,908
Amentum Holdings, Inc. 7.25%, 8/1/32(a)(b)	835,000	862,304
American Airlines, Inc. 7.25%, 2/15/28(a)(b)	583,000	589,175
American Axle & Manufacturing, Inc.
5.00%, 10/1/29	949,000	927,278
6.38%, 10/15/32(a)	681,000	682,130
7.75%, 10/15/33(a)(b)	977,000	982,198
American National Group, Inc. 7.00%, 12/1/55, (7.00% fixed rate until 12/1/30; 5-year Constant Maturity Treasury Rate + 3.183% thereafter)(c)	549,000	524,922
AmeriGas Partners LP/AmeriGas Finance Corp.
9.50%, 6/1/30(a)	668,000	710,233
6.88%, 6/1/31(a)	410,000	409,959
Amkor Technology, Inc. 5.88%, 10/1/33(a)	283,000	278,879
Amneal Pharmaceuticals LLC 6.88%, 8/1/32(a)	338,000	350,898
Antero Midstream Partners LP/Antero Midstream Finance Corp.
6.63%, 2/1/32(a)	306,000	312,677
5.75%, 10/15/33(a)	425,000	419,931
APi Group DE, Inc. 5.75%, 6/1/34(a)	270,000	265,565
Aramark Services, Inc. 5.00%, 2/1/28(a)	179,000	178,803
Arches Buyer, Inc.
4.25%, 6/1/28(a)	823,000	806,269
6.13%, 12/1/28(a)	602,000	595,889
Archrock Partners LP/Archrock Partners Finance Corp. 6.63%, 9/1/32(a)	400,000	407,657
Archrock Services LP/Archrock Partners Finance Corp. 6.00%, 2/1/34(a)	450,000	442,966
Arcosa, Inc. 6.88%, 8/15/32(a)	479,000	496,089
Asbury Automotive Group, Inc.
4.63%, 11/15/29(a)	538,000	523,783
5.00%, 2/15/32(a)	387,000	369,299
Avient Corp.
7.13%, 8/1/30(a)	288,000	292,993
6.25%, 11/1/31(a)	472,000	478,894
Axalta Coating Systems LLC 3.38%, 2/15/29(a)	348,000	334,087
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/27(a)	388,000	387,970

See Notes to Financial Statements.

WisdomTree Trust    35

Schedule of Investments (continued) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) August 31, 2026
Investments	Principal Amount	Value
B&G Foods, Inc. 8.00%, 9/15/28(a)(b)	$983,000	$975,845
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance 7.13%, 5/15/31(a)	484,000	493,297
BioMarin Pharmaceutical, Inc. 5.50%, 2/15/34(a)	265,000	259,125
BKV Upstream Midstream LLC 7.50%, 10/15/30(a)	522,000	528,879
Black Pearl Compute LLC 6.13%, 2/15/31(a)	1,114,000	1,116,179
Block, Inc.
3.50%, 6/1/31(b)	347,000	318,427
6.50%, 5/15/32	744,000	755,612
Boyd Gaming Corp. 4.75%, 6/15/31(a)	432,000	414,940
Brandywine Operating Partnership LP 8.88%, 4/12/29	529,000	558,963
Bread Financial Holdings, Inc. 6.75%, 5/15/31(a)	371,000	379,394
CACI International, Inc. 6.38%, 6/15/33(a)	755,000	765,424
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)	1,346,000	1,292,649
7.00%, 2/15/30(a)	1,695,000	1,705,874
6.50%, 2/15/32(a)	950,000	918,741
6.00%, 10/15/32(a)	709,000	636,988
California Resources Corp. 7.00%, 1/15/34(a)	656,000	656,285
Capstone Borrower, Inc. 8.00%, 6/15/30(a)(b)	945,000	922,061
Carpenter Technology Corp. 5.63%, 3/1/34(a)	167,000	164,945
Celanese U.S. Holdings LLC
7.35%, 11/15/28(b)	1,850,000	1,924,242
7.33%, 7/15/29	463,000	483,218
7.55%, 11/15/30	1,050,000	1,113,012
7.38%, 7/15/32	1,057,000	1,107,961
6.75%, 4/15/33(b)	1,273,000	1,297,350
Centene Corp.
4.25%, 12/15/27(b)	738,000	733,631
2.45%, 7/15/28	1,347,000	1,284,768
4.63%, 12/15/29	1,502,000	1,465,257
3.38%, 2/15/30	776,000	721,674
3.00%, 10/15/30	897,000	810,491
2.50%, 3/1/31	1,129,000	986,545
Central Garden & Pet Co. 4.13%, 10/15/30	275,000	260,890
Charles River Laboratories International, Inc.
4.25%, 5/1/28(a)	286,000	282,447
4.00%, 3/15/31(a)	449,000	423,469
Investments	Principal Amount	Value
Chemours Co.
4.63%, 11/15/29(a)	$1,431,000	$1,353,813
8.00%, 1/15/33(a)	807,000	797,353
Chord Energy Corp.
6.00%, 10/1/30(a)	330,000	333,962
6.75%, 3/15/33(a)	468,000	478,750
Churchill Downs, Inc. 5.75%, 4/1/30(a)	373,000	373,433
Cinemark USA, Inc.
5.25%, 7/15/28(a)	139,000	138,753
7.00%, 8/1/32(a)(b)	167,000	172,193
Cipher Compute LLC 7.13%, 11/15/30(a)	988,000	1,002,672
Clean Harbors, Inc.
6.38%, 2/1/31(a)	164,000	166,271
5.75%, 10/15/33(a)	223,000	222,978
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/28(a)	715,000	715,000
7.88%, 4/1/30(a)	460,000	477,990
7.13%, 2/15/31(a)	479,000	494,037
7.50%, 3/15/33(a)	677,000	713,886
Clearway Energy Operating LLC
4.75%, 3/15/28(a)	777,000	770,501
3.75%, 2/15/31(a)	510,000	470,715
Cleveland-Cliffs, Inc.
6.88%, 11/1/29(a)	1,387,000	1,407,198
6.75%, 4/15/30(a)	833,000	840,386
7.50%, 9/15/31(a)	732,000	752,195
7.00%, 3/15/32(a)(b)	1,443,000	1,459,873
7.38%, 5/1/33(a)	613,000	625,170
7.63%, 1/15/34(a)	945,000	965,155
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/29(a)	1,016,000	1,019,529
6.88%, 1/15/30(a)	384,000	384,442
8.75%, 4/15/30(a)(b)	976,000	964,810
6.75%, 4/15/32(a)	666,000	650,921
CNX Resources Corp.
7.38%, 1/15/31(a)	842,000	862,264
7.25%, 3/1/32(a)	212,000	218,303
Coherent Corp. 5.00%, 12/15/29(a)	234,000	231,017
Coinbase Global, Inc.
3.38%, 10/1/28(a)	144,000	137,539
3.63%, 10/1/31(a)(b)	267,000	235,910
Columbus McKinnon Corp. 7.13%, 2/1/33(a)	720,000	728,633
Commercial Metals Co.
5.75%, 11/15/33(a)	547,000	538,909
6.00%, 12/15/35(a)	460,000	454,545

See Notes to Financial Statements.

36    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) August 31, 2026
Investments	Principal Amount	Value
Compass Minerals International, Inc. 8.00%, 7/1/30(a)	$619,000	$647,433
Concentra Escrow Issuer Corp. 6.88%, 7/15/32(a)(b)	279,000	289,047
Connect Holding II LLC 10.50%, 4/3/31(a)	1,099,000	985,562
CoreCivic, Inc. 8.25%, 4/15/29	312,000	324,026
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 6/15/31(a)	850,000	832,173
7.50%, 12/15/33(a)	314,000	329,620
Credit Acceptance Corp.
9.25%, 12/15/28(a)	186,000	192,747
6.63%, 3/15/30(a)	283,000	284,797
Crescent Energy Finance LLC
7.63%, 4/1/32(a)	1,465,000	1,506,396
7.88%, 4/15/32(a)	1,460,000	1,509,695
7.38%, 1/15/33(a)	948,000	968,454
Crowdstrike Holdings, Inc. 3.00%, 2/15/29	296,000	282,012
Crown Americas LLC 5.25%, 4/1/30	473,000	472,774
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/28(a)	191,000	191,344
CVR Energy, Inc. 7.50%, 2/15/31(a)	545,000	561,076
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/28(a)	325,000	325,624
CVS Health Corp.
6.75%, 12/10/54, (6.75% fixed rate until 12/10/34; 5-year Constant Maturity Treasury Rate + 2.516% thereafter)(c)	489,000	502,478
7.00%, 3/10/55, (7.00% fixed rate until 3/10/30; 5-year Constant Maturity Treasury Rate + 2.886% thereafter)(c)	1,281,000	1,322,115
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 4/15/31(a)	665,000	665,916
6.38%, 4/15/34(a)	605,000	600,287
Darling Ingredients, Inc. 6.00%, 6/15/30(a)	205,000	206,253
DaVita, Inc.
4.63%, 6/1/30(a)	1,415,000	1,365,509
3.75%, 2/15/31(a)	576,000	532,443
6.88%, 9/1/32(a)	1,132,000	1,160,176
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.63%, 3/15/29(a)	983,000	1,019,107
7.38%, 6/30/33(a)	435,000	447,866
6.88%, 6/1/34(a)	665,000	671,097
Investments	Principal Amount	Value
Discovery Communications LLC 3.63%, 5/15/30	$903,000	$849,483
Discovery Global Holdings, Inc.
4.28%, 3/15/32, Series**	918,000	841,493
5.05%, 3/15/42, Series**	1,060,000	774,692
5.14%, 3/15/52, Series**	1,207,000	814,588
Diversified Healthcare Trust 4.38%, 3/1/31	332,000	303,103
Dycom Industries, Inc. 4.50%, 4/15/29(a)	342,000	333,140
EchoStar Corp.
10.75%, 11/30/29	377,230	407,832
6.75%, 11/30/30, PIK	1,222,267	1,240,537
Elanco Animal Health, Inc. 6.40%, 8/28/28	354,000	363,173
Elastic NV 4.13%, 7/15/29(a)	550,000	529,547
Element Solutions, Inc. 3.88%, 9/1/28(a)	438,000	428,040
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/30(a)	850,000	868,059
6.75%, 7/15/31(a)	225,000	232,036
Encompass Health Corp.
4.50%, 2/1/28	516,000	512,926
4.75%, 2/1/30	163,000	160,724
Encore Capital Group, Inc.
8.50%, 5/15/30(a)	740,000	785,252
6.63%, 4/15/31(a)	409,000	410,880
Energy Transfer LP
8.00%, 5/15/54, (8.00% fixed rate until 5/15/29; 5-year Constant Maturity Treasury Rate + 4.02% thereafter)(c)	824,000	864,317
6.50%, 2/15/56, (6.50% fixed rate until 2/15/31; 5-year Constant Maturity Treasury Rate + 2.676% thereafter)(c)	673,000	675,297
6.75%, 2/15/56, (6.75% fixed rate until 2/15/36; 5-year Constant Maturity Treasury Rate + 2.475% thereafter)(c)	622,000	620,199
Enova International, Inc. 9.13%, 8/1/29(a)	429,000	448,946
Entegris, Inc. 5.95%, 6/15/30(a)	272,000	274,484
Excelerate Energy LP 8.00%, 5/15/30(a)	623,000	656,217
Fair Isaac Corp. 4.00%, 6/15/28(a)	263,000	257,043
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 4/1/29(a)	917,000	905,564
9.25%, 1/15/31(a)	806,000	853,817

See Notes to Financial Statements.

WisdomTree Trust    37

Schedule of Investments (continued) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) August 31, 2026
Investments	Principal Amount	Value
FirstCash, Inc.
4.63%, 9/1/28(a)	$193,000	$189,843
5.63%, 1/1/30(a)	300,000	297,508
Ford Motor Co.
3.25%, 2/12/32	823,000	719,992
5.29%, 12/8/46(b)	275,000	222,336
Ford Motor Credit Co. LLC
7.35%, 11/4/27	649,000	665,378
6.80%, 11/7/28	683,000	703,549
5.80%, 3/8/29	409,000	412,443
5.11%, 5/3/29	1,229,000	1,218,387
5.30%, 9/6/29	395,000	393,790
7.35%, 3/6/30	525,000	551,791
4.00%, 11/13/30	392,000	366,716
6.13%, 3/8/34(b)	487,000	484,916
6.50%, 2/7/35(b)	232,000	234,654
Forestar Group, Inc. 6.50%, 3/15/33(a)	382,000	384,145
FS KKR Capital Corp.
3.13%, 10/12/28	594,000	561,872
6.88%, 8/15/29	1,168,000	1,178,440
Gap, Inc.
3.63%, 10/1/29(a)	533,000	504,669
3.88%, 10/1/31(a)	474,000	435,875
Gates Corp. 6.88%, 7/1/29(a)	229,000	234,095
Gen Digital, Inc.
6.75%, 9/30/27(a)	1,284,000	1,288,179
6.25%, 4/1/33(a)	705,000	705,470
GEO Group, Inc.
8.63%, 4/15/29	339,000	352,906
10.25%, 4/15/31	673,000	724,873
GFL Environmental Holdings US, Inc. 5.50%, 2/1/34(a)	531,000	498,647
Global Atlantic Fin Co.
7.95%, 10/15/54, (7.95% fixed rate until 10/15/29; 5-year Constant Maturity Treasury Rate + 3.608% thereafter)(a)(c)	752,000	752,354
7.25%, 3/1/56, (7.25% fixed rate until 3/1/31; 5-year Constant Maturity Treasury Rate + 3.55% thereafter)(a)(c)	519,000	500,725
GLP Capital LP/GLP Financing II, Inc.
4.00%, 1/15/31	418,000	391,318
5.63%, 9/15/34	302,000	293,246
5.75%, 11/1/37	240,000	228,126
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/1/27(a)	336,000	336,097
3.50%, 3/1/29(a)	596,000	565,356
Investments	Principal Amount	Value
Graham Holdings Co. 5.63%, 12/1/33(a)	$200,000	$195,921
Gray Media, Inc.
4.75%, 10/15/30(a)	891,000	734,301
5.38%, 11/15/31(a)	1,281,000	997,869
9.63%, 7/15/32(a)	934,000	959,335
7.25%, 8/15/33(a)	600,000	600,411
Griffon Corp. 5.75%, 3/1/28	481,000	481,529
Group 1 Automotive, Inc.
4.00%, 8/15/28(a)	275,000	268,488
6.38%, 1/15/30(a)	224,000	226,126
Gulfport Energy Operating Corp. 6.75%, 9/1/29(a)	279,000	284,474
HA Sustainable Infrastructure Capital, Inc.
8.00%, 6/1/56, (8.00% fixed rate until 6/1/31; 5-year Constant Maturity Treasury Rate + 4.301% thereafter)(c)	219,000	230,456
7.13%, 11/15/56, (7.125% fixed rate until 11/15/31; 5-year Constant Maturity Treasury Rate + 3.478% thereafter)(c)	378,000	381,147
Hawaiian Electric Co., Inc. 6.00%, 10/1/33(a)	260,000	256,733
HealthEquity, Inc. 4.50%, 10/1/29(a)	375,000	366,093
Hess Midstream Operations LP
6.50%, 6/1/29(a)	239,000	243,835
4.25%, 2/15/30(a)	207,000	199,415
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/29(a)	386,000	372,031
4.88%, 1/15/30	383,000	379,109
4.00%, 5/1/31(a)	373,000	350,854
3.63%, 2/15/32(a)	314,000	285,439
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 6/1/29(a)	1,072,000	1,044,646
4.88%, 7/1/31(a)	407,000	376,791
6.63%, 1/15/32(a)	671,000	676,874
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 6/1/29(a)	858,000	808,794
7.75%, 5/1/33(a)	710,000	717,811
Howard Hughes Corp. 4.38%, 2/1/31(a)	1,040,000	982,756
Humana, Inc. 6.63%, 9/15/56, (6.625% fixed rate until 9/15/31; 5-year Constant Maturity Treasury Rate + 2.891% thereafter)(c)	840,000	832,822
Huntsman International LLC 4.50%, 5/1/29	754,000	730,379

See Notes to Financial Statements.

38    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) August 31, 2026
Investments	Principal Amount	Value
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.75%, 1/15/29	$706,000	$678,252
4.38%, 2/1/29	1,811,000	1,550,221
10.00%, 11/15/29(a)	1,185,000	1,147,879
iHeartCommunications, Inc.
9.13%, 5/1/29(a)	959,536	868,659
7.75%, 8/15/30(a)	556,000	465,019
Ingevity Corp. 3.88%, 11/1/28(a)	490,000	473,762
IQVIA, Inc. 6.25%, 6/1/32(a)	729,000	743,132
Kaiser Aluminum Corp.
4.50%, 6/1/31(a)	295,000	280,500
5.88%, 3/1/34(a)	300,000	294,000
Kennedy-Wilson, Inc.
7.00%, 6/1/31(a)	964,000	986,855
7.25%, 6/1/33(a)	485,000	494,077
Kinetik Holdings LP
6.63%, 12/15/28(a)	325,000	331,011
5.88%, 6/15/30(a)	84,000	84,467
Kingpin Intermediate Holdings LLC 7.25%, 10/15/32(a)(b)	655,000	521,583
Kodiak Gas Services LLC
5.88%, 4/1/31(a)	618,000	616,403
6.50%, 10/1/33(a)	550,000	555,948
6.75%, 10/1/35(a)	450,000	459,101
Lamar Media Corp.
3.75%, 2/15/28	243,000	238,406
3.63%, 1/15/31	423,000	394,167
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(a)	311,000	309,539
4.13%, 1/31/30(a)	227,000	217,819
4.38%, 1/31/32(a)	375,000	353,028
Level 3 Financing, Inc.
6.88%, 6/30/33(a)	1,387,184	1,410,689
7.00%, 3/31/34(a)	1,230,000	1,259,148
8.50%, 1/15/36(a)	1,266,077	1,324,189
7.50%, 2/15/37(a)(b)	839,028	833,070
Levi Strauss & Co. 3.50%, 3/1/31(a)	198,000	182,704
Light & Wonder International, Inc.
7.50%, 9/1/31(a)	341,000	353,843
6.25%, 10/1/33(a)(b)	357,000	356,289
Lindblad Expeditions LLC 7.00%, 9/15/30(a)	460,000	474,125
Live Nation Entertainment, Inc.
4.75%, 10/15/27(a)	294,000	292,732
3.75%, 1/15/28(a)	105,000	103,255
Investments	Principal Amount	Value
Macy’s Retail Holdings LLC 7.38%, 8/1/33(a)	$393,000	$409,675
Marriott Ownership Resorts, Inc.
4.50%, 6/15/29(a)	416,000	402,916
6.50%, 10/1/33(a)(b)	498,000	495,661
Matador Resources Co.
6.50%, 4/15/32(a)	573,000	579,121
6.25%, 4/15/33(a)	515,000	515,294
6.00%, 4/15/34(a)	215,000	210,737
Match Group Holdings II LLC
4.63%, 6/1/28(a)	639,000	631,856
4.13%, 8/1/30(a)	543,000	511,719
3.63%, 10/1/31(a)	314,000	283,331
6.13%, 9/15/33(a)(b)	320,000	315,233
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/28(a)(b)	221,000	230,402
Medline Borrower LP 5.25%, 10/1/29(a)	275,000	273,625
Methanex U.S. Operations, Inc. 6.25%, 3/15/32(a)	358,000	362,785
MGM Resorts International
4.75%, 10/15/28	420,000	417,286
6.50%, 4/15/32(b)	721,000	721,164
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/29(a)	698,000	682,886
Millrose Properties, Inc.
6.38%, 8/1/30(a)	639,000	648,768
6.25%, 9/15/32(a)	275,000	276,224
Moog, Inc. 5.50%, 10/15/34(a)	119,000	116,301
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	1,303,000	1,282,395
4.63%, 8/1/29	1,618,000	1,237,875
3.50%, 3/15/31	1,621,000	1,008,222
8.50%, 2/15/32(a)	1,155,000	1,171,483
Murphy Oil Corp. 6.00%, 10/1/32(b)	482,000	480,586
Murphy Oil USA, Inc. 3.75%, 2/15/31(a)	184,000	171,630
Mylan, Inc. 5.20%, 4/15/48	447,000	361,887
Nabors Industries, Inc.
9.13%, 1/31/30(a)	646,000	678,093
8.88%, 8/15/31(a)	1,319,000	1,381,348
Navient Corp.
4.88%, 3/15/28	414,000	409,282
5.50%, 3/15/29(b)	577,000	564,569

See Notes to Financial Statements.

WisdomTree Trust    39

Schedule of Investments (continued) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) August 31, 2026
Investments	Principal Amount	Value
9.38%, 7/25/30	$504,000	$529,751
11.50%, 3/15/31(b)	621,000	671,428
7.88%, 6/15/32(b)	268,000	260,826
Nexstar Media, Inc.
4.75%, 11/1/28(a)(b)	1,344,000	1,324,869
6.50%, 9/15/33(a)	1,045,000	1,050,070
7.25%, 4/15/34(a)	1,050,000	1,064,776
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 2/15/29(a)	499,000	515,380
8.38%, 2/15/32(a)	987,000	1,035,050
Noble Finance II LLC 8.00%, 4/15/30(a)	336,000	347,586
NRG Energy, Inc.
3.38%, 2/15/29(a)	728,000	694,063
5.25%, 6/15/29(a)	635,000	630,550
3.63%, 2/15/31(a)	176,000	162,326
6.00%, 2/1/33(a)	527,000	524,685
6.25%, 11/1/34(a)	427,000	425,778
6.00%, 1/15/36(a)	1,045,000	1,016,913
Occidental Petroleum Corp.
8.88%, 7/15/30	300,000	334,554
6.45%, 9/15/36	288,000	304,140
6.60%, 3/15/46	275,000	285,726
Olin Corp.
5.63%, 8/1/29	572,000	569,603
6.63%, 4/1/33(a)	465,000	457,502
ON Semiconductor Corp. 3.88%, 9/1/28(a)	413,000	403,145
OneMain Finance Corp.
6.63%, 1/15/28	684,000	691,096
6.63%, 5/15/29	760,000	771,765
5.38%, 11/15/29	897,000	884,480
7.88%, 3/15/30	1,157,000	1,200,432
6.13%, 5/15/30	494,000	492,356
4.00%, 9/15/30	360,000	332,684
7.50%, 5/15/31	353,000	362,792
7.13%, 11/15/31	799,000	811,398
6.75%, 3/15/32	505,000	506,593
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 4/30/28(a)	629,000	622,974
5.13%, 4/30/31(a)	300,000	299,958
7.88%, 5/15/34(a)	340,000	364,705
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 1/15/29(a)	323,000	314,958
4.63%, 3/15/30(a)	275,000	266,759
Investments	Principal Amount	Value
PacifiCorp
7.38%, 9/15/55, (7.375% fixed rate until 9/15/30; 5-year Constant Maturity Treasury Rate + 3.319% thereafter)(c)	$797,000	$797,142
7.13%, 8/15/56, (7.125% fixed rate until 8/15/31; 5-year Constant Maturity Treasury Rate + 3.292% thereafter)(c)	1,041,000	1,028,781
Par Petroleum LLC 7.38%, 6/1/34(a)	454,000	471,576
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 5/15/29(a)	382,000	374,934
7.00%, 2/1/30(a)	318,000	325,787
Patrick Industries, Inc. 6.38%, 11/1/32(a)	476,000	475,640
PBF Holding Co. LLC/PBF Finance Corp.
9.88%, 3/15/30(a)	740,000	790,694
7.88%, 9/15/30(a)	756,000	783,792
Penn Entertainment, Inc. 6.75%, 4/1/31(a)(b)	578,000	580,297
PennyMac Financial Services, Inc.
4.25%, 2/15/29(a)	200,000	191,055
7.88%, 12/15/29(a)	949,000	980,271
7.13%, 11/15/30(a)	869,000	873,534
5.75%, 9/15/31(a)	194,000	181,629
6.88%, 5/15/32(a)	952,000	917,457
6.88%, 2/15/33(a)	545,000	518,561
6.75%, 2/15/34(a)	240,000	222,565
Penske Automotive Group, Inc. 3.75%, 6/15/29	172,000	164,962
Performance Food Group, Inc.
4.25%, 8/1/29(a)	229,000	222,537
6.13%, 9/15/32(a)	423,000	424,655
5.63%, 3/1/34(a)	715,000	695,152
Perimeter Holdings LLC 6.25%, 1/15/34(a)	400,000	396,290
Petco Health & Wellness Co., Inc. 8.25%, 2/1/31(a)	717,000	728,970
Phinia, Inc. 6.75%, 4/15/29(a)	250,000	255,416
Pioneer Opco LLC 7.00%, 5/15/33(a)	360,000	366,852
Pitney Bowes, Inc. 7.25%, 3/15/29(a)	540,000	544,999
Post Holdings, Inc.
4.63%, 4/15/30(a)	1,744,000	1,681,698
4.50%, 9/15/31(a)	1,004,000	934,491
6.25%, 2/15/32(a)	718,000	725,044
6.38%, 3/1/33(a)	995,000	978,565
6.50%, 3/15/36(a)	1,138,000	1,103,365

See Notes to Financial Statements.

40    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) August 31, 2026
Investments	Principal Amount	Value
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.38%, 8/31/27(a)	$395,000	$387,926
PROG Holdings, Inc. 6.00%, 11/15/29(a)	715,000	704,158
PTC, Inc. 4.00%, 2/15/28(a)	436,000	427,565
Qnity Electronics, Inc.
5.75%, 8/15/32(a)	245,000	244,097
6.25%, 8/15/33(a)	260,000	262,163
Qorvo, Inc. 4.38%, 10/15/29	140,000	134,660
Range Resources Corp. 4.75%, 2/15/30(a)	304,000	297,480
Regal Rexnord Corp.
6.30%, 2/15/30	838,000	864,083
6.40%, 4/15/33(b)	324,000	336,751
RHP Hotel Properties LP/RHP Finance Corp.
6.50%, 4/1/32(a)	244,000	248,559
6.50%, 6/15/33(a)	145,000	147,950
RLJ Lodging Trust LP 4.00%, 9/15/29(a)	267,000	256,027
ROBLOX Corp. 3.88%, 5/1/30(a)	633,000	596,548
Roller Bearing Co. of America, Inc. 4.38%, 10/15/29(a)	224,000	219,146
Ryan Specialty LLC 5.88%, 8/1/32(a)(b)	228,000	226,056
Sally Holdings LLC/Sally Capital, Inc. 6.75%, 4/1/32	287,000	293,981
Science Applications International Corp. 5.88%, 11/1/33(a)	416,000	412,319
Select Medical Corp. 6.25%, 12/1/32(a)(b)	440,000	427,063
Sensata Technologies, Inc. 3.75%, 2/15/31(a)	449,000	419,260
Service Corp. International
3.38%, 8/15/30	312,000	289,680
4.00%, 5/15/31	299,000	281,158
Silgan Holdings, Inc. 4.13%, 2/1/28	297,000	293,827
Sinclair Television Group, Inc.
4.38%, 12/31/32(a)	659,000	497,598
8.13%, 2/15/33(a)	798,000	829,562
Sirius XM Radio LLC
5.00%, 8/1/27(a)	1,092,000	1,090,396
4.00%, 7/15/28(a)	1,394,000	1,361,115
5.50%, 7/1/29(a)	1,328,000	1,326,869
4.13%, 7/1/30(a)	1,113,000	1,048,382
3.88%, 9/1/31(a)	867,000	790,218
5.88%, 4/15/32(a)	400,000	394,765
Investments	Principal Amount	Value
Skyworks Solutions, Inc. 3.00%, 6/1/31(b)	$248,000	$221,165
SM Energy Co.
7.00%, 8/1/32(a)	362,000	370,494
9.63%, 6/15/33(a)	1,563,000	1,724,777
6.63%, 4/15/34(a)	705,000	710,318
Snap, Inc.
6.88%, 3/1/33(a)	1,161,000	1,138,625
6.88%, 3/15/34(a)	428,000	416,622
Solaris Energy Infrastructure LLC 6.38%, 5/15/31(a)	890,000	884,624
Solstice Advanced Materials, Inc. 5.63%, 9/30/33(a)	440,000	432,356
Sonic Automotive, Inc.
4.63%, 11/15/29(a)	130,000	127,173
4.88%, 11/15/31(a)	327,000	312,476
Sotera Health Holdings LLC 7.38%, 6/1/31(a)	659,000	686,493
SS&C Technologies, Inc.
5.50%, 9/30/27(a)	834,000	834,646
6.50%, 6/1/32(a)	660,000	669,250
Stagwell Global LLC 5.63%, 8/15/29(a)	1,233,000	1,201,947
Starwood Property Trust, Inc.
7.25%, 4/1/29(a)	429,000	442,861
6.50%, 7/1/30(a)	213,000	216,825
6.50%, 10/15/30(a)	206,000	209,720
5.75%, 1/15/31(a)	110,000	109,244
6.13%, 6/1/31(a)	465,000	466,575
Station Casinos LLC
4.50%, 2/15/28(a)	560,000	554,680
4.63%, 12/1/31(a)	179,000	168,906
6.63%, 3/15/32(a)	377,000	382,044
Stonex Escrow Issuer LLC 6.88%, 7/15/32(a)	220,000	223,912
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/31(a)	470,000	445,292
Summit Midstream Holdings LLC 8.63%, 10/31/29(a)	848,000	885,329
SunCoke Energy, Inc. 4.88%, 6/30/29(a)	575,000	556,024
Sunoco LP
5.63%, 3/15/31(a)	594,000	590,590
7.25%, 5/1/32(a)	654,000	677,085
6.25%, 7/1/33(a)	525,000	528,417
Sunoco LP/Sunoco Finance Corp.
4.50%, 5/15/29	1,521,000	1,487,859
4.50%, 4/30/30	640,000	621,580

See Notes to Financial Statements.

WisdomTree Trust    41

Schedule of Investments (continued) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) August 31, 2026
Investments	Principal Amount	Value
Synchrony Financial 7.25%, 2/2/33	$408,000	$422,448
Talen Energy Supply LLC
6.25%, 2/1/34(a)	869,000	853,929
6.50%, 2/1/36(a)	827,000	812,061
Talos Production, Inc. 9.38%, 2/1/31(a)	669,000	710,428
Taylor Morrison Communities, Inc.
5.13%, 8/1/30(a)	323,000	322,594
5.75%, 11/15/32(a)	226,000	231,267
Teleflex, Inc. 4.25%, 6/1/28(a)	202,000	198,735
Tenet Healthcare Corp.
4.25%, 6/1/29	778,000	758,333
4.38%, 1/15/30	811,000	786,012
6.13%, 6/15/30	1,128,000	1,136,329
5.50%, 11/15/32(a)	550,000	543,533
Tenneco, Inc. 8.00%, 11/17/28(a)	1,152,000	1,156,661
Terex Corp.
5.00%, 5/15/29(a)	372,000	369,019
6.25%, 10/15/32(a)	390,000	393,909
Tidewater, Inc. 9.13%, 7/15/30(a)	598,000	640,839
TransDigm, Inc.
4.88%, 5/1/29	157,000	154,868
6.63%, 3/1/32(a)	716,000	731,394
6.38%, 5/31/33(a)	212,000	212,841
Transocean International Ltd. 8.75%, 2/15/30(a)	100,100	104,294
Travel & Leisure Co.
4.50%, 12/1/29(a)	702,000	678,490
6.25%, 6/1/31(a)	725,000	730,334
6.13%, 9/1/33(a)	200,000	197,423
TriNet Group, Inc. 3.50%, 3/1/29(a)	475,000	452,480
TTM Technologies, Inc. 4.00%, 3/1/29(a)	423,000	407,770
Twilio, Inc.
3.63%, 3/15/29	381,000	367,471
3.88%, 3/15/31	65,000	60,984
U.S. Foods, Inc.
4.75%, 2/15/29(a)	150,000	148,184
4.63%, 6/1/30(a)	308,000	300,704
5.75%, 4/15/33(a)	117,000	116,409
United Airlines Holdings, Inc.
4.88%, 3/1/29	745,000	736,787
5.38%, 3/1/31(b)	630,000	624,758
Investments	Principal Amount	Value
United Rentals North America, Inc.
3.88%, 11/15/27	$396,000	$391,995
4.88%, 1/15/28	447,000	445,582
4.00%, 7/15/30	141,000	134,417
3.88%, 2/15/31	438,000	410,781
5.38%, 11/15/33(a)	645,000	628,944
USA Compression Partners LP/USA Compression Finance Corp.
7.13%, 3/15/29(a)	336,000	344,595
6.25%, 10/1/33(a)	430,000	426,633
Vail Resorts, Inc.
5.63%, 7/15/30(a)	135,000	135,108
6.50%, 5/15/32(a)	209,000	212,054
Valvoline, Inc. 3.63%, 6/15/31(a)	367,000	337,085
Velocity Commercial Capital LLC 9.38%, 2/15/31(a)	500,000	518,875
Versant Media Group, Inc. 7.25%, 1/30/31(a)	951,000	986,319
VF Corp. 2.95%, 4/23/30(b)	284,000	258,067
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 6/15/31(a)	129,000	133,692
Viasat, Inc. 7.50%, 5/30/31(a)	790,000	793,999
Viatris, Inc.
2.30%, 6/22/27	1,556,000	1,526,875
2.70%, 6/22/30	526,000	478,340
3.85%, 6/22/40	813,000	623,307
4.00%, 6/22/50	1,013,000	679,612
Victoria’s Secret & Co. 4.63%, 7/15/29(a)	629,000	612,461
Viking Cruises Ltd.
9.13%, 7/15/31(a)	368,000	386,149
5.88%, 10/15/33(a)	310,000	307,465
Viper Energy Partners LLC 5.70%, 8/1/35(b)	290,000	289,541
Vistra Operations Co. LLC
4.38%, 5/1/29(a)	181,000	177,095
7.75%, 10/15/31(a)	603,000	628,142
Vornado Realty LP 5.75%, 2/1/33	165,000	164,477
Weatherford International Ltd. 6.75%, 10/15/33(a)	620,000	632,573
WESCO Distribution, Inc.
6.63%, 3/15/32(a)	721,000	738,892
6.38%, 3/15/33(a)	300,000	305,039
5.50%, 4/15/34(a)	350,000	341,940

See Notes to Financial Statements.

42    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) August 31, 2026
Investments	Principal Amount	Value
WEX, Inc. 6.50%, 3/15/33(a)(b)	$301,000	$302,778
Wolverine World Wide, Inc. 4.00%, 8/15/29(a)	614,000	584,484
WULF Compute LLC 7.75%, 10/15/30(a)	1,364,000	1,419,002
Wyndham Hotels & Resorts, Inc.
4.38%, 8/15/28(a)	141,000	138,556
5.63%, 3/1/33(a)	325,000	318,687
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/1/29(a)	315,000	313,553
7.13%, 2/15/31(a)	458,000	482,001
6.25%, 3/15/33(a)	314,000	313,983
XHR LP 4.88%, 6/1/29(a)	168,000	165,394
XPLR Infrastructure Operating Partners LP
7.25%, 1/15/29(a)	794,000	821,458
8.38%, 1/15/31(a)(b)	921,000	981,371
8.63%, 3/15/33(a)(b)	855,000	916,690
XPO, Inc. 7.13%, 2/1/32(a)	296,000	306,043
Yum! Brands, Inc. 3.63%, 3/15/31	165,000	152,829
Total United States		282,705,440
TOTAL CORPORATE BONDS (Cost: $283,672,498)		283,042,399
Investments	Shares	Value
MUTUAL FUND – 0.6%
United States – 0.6%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%(d) (Cost: $1,768,455)	1,768,455	$1,768,455
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
United States – 1.0%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.63%(d) (Cost: $2,852,109)	2,852,109	2,852,109
TOTAL INVESTMENTS IN SECURITIES – 98.5% (Cost: $292,309,644)		291,664,374
Other Assets less Liabilities – 1.5%		4,544,781
NET ASSETS – 100.0%		$296,209,155

(a)     This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)     Security, or portion thereof, was on loan at August 31, 2026 (See Note 2). At August 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $22,802,856 and the total market value of the collateral held by the Fund was $23,894,705. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $21,042,596.

(c)     Rate shown reflects the accrual rate as of August 31, 2026 on securities with variable or step rates.

(d)     Rate shown represents annualized 7-day yield as of August 31, 2026.

ABBREVIATIONS:
PIK	Payment In Kind

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended August 31, 2026 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 8/31/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$17,700,000	$17,700,000	$—	$—	$—^	$15,275

^     As of August 31, 2026, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	424	12/31/26	$(87,019,375)	$214,492
5 Year U.S. Treasury Note	1,497	12/31/26	(158,237,578)	798,649
U.S. Treasury Ultra Long Term Bond	23	12/21/26	(2,530,719)	29,570
Ultra 10 Year U.S. Treasury Note	5	12/21/26	(547,109)	2,373
			$(248,334,781)	$1,045,084
Long Exposure
10 Year U.S. Treasury Note	29	12/21/26	$3,122,031	$7,904
Total – Net			$(245,212,750)	$1,052,988
See Notes to Financial Statements.

WisdomTree Trust    43

Schedule of Investments (concluded) WisdomTree Interest Rate Hedged High Yield Bond Fund (HYZD) August 31, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$4,001,411	$—	$4,001,411
Corporate Bonds	—	283,042,399	—	283,042,399
Mutual Fund	—	1,768,455	—	1,768,455
Investment of Cash Collateral for Securities Loaned	—	2,852,109	—	2,852,109
Total Investments in Securities	$—	$291,664,374	$—	$291,664,374
Financial Derivative Instruments
Futures Contracts[1]	$1,052,988	$—	$—	$1,052,988
Total – Net	$1,052,988	$291,664,374	$—	$292,717,362

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

44    WisdomTree Trust

Schedule of Investments WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2026
Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – 23.7%
Federal Farm Credit Bank – 0.0%
1.23%, 9/10/29	$100,000	$90,623
Federal Home Loan Bank – 0.1%
4.25%, 12/10/27	100,000	99,896
3.25%, 11/16/28	85,000	83,121
Total Federal Home Loan Bank		183,017
Federal Home Loan Mortgage Corp. – 5.8%
3.00%, 4/1/27	433	432
2.50%, 3/1/28	2,387	2,353
2.50%, 4/1/28	6,217	6,118
3.50%, 1/1/29	3,277	3,239
2.50%, 6/1/29	7,634	7,471
3.00%, 8/1/29	3,762	3,702
2.50%, 1/1/30	5,071	4,940
2.50%, 2/1/30	7,424	7,228
3.00%, 4/1/30	8,036	7,867
6.75%, 3/15/31	245,000	267,273
3.00%, 4/1/31	40,398	39,312
3.00%, 7/1/32	38,626	37,223
6.25%, 7/15/32(a)	64,000	69,502
2.50%, 11/1/32	5,793	5,505
3.00%, 1/1/33	5,084	4,885
3.00%, 9/1/33	3,753	3,594
4.00%, 11/1/33	3,563	3,492
4.00%, 5/1/34	12,758	12,486
2.50%, 5/1/35	5,511	5,107
3.50%, 6/1/35	9,037	8,679
2.00%, 10/1/35	88,840	80,822
2.50%, 10/1/35	7,265	6,727
1.50%, 12/1/35	82,345	73,064
1.50%, 2/1/36	35,131	31,161
1.50%, 4/1/36	33,676	30,034
2.00%, 7/1/36	25,639	23,203
1.50%, 8/1/36	40,347	35,724
1.50%, 1/1/37	21,978	19,443
4.00%, 9/1/37	12,388	11,965
5.50%, 4/1/38	11,704	11,942
4.50%, 7/1/38	13,495	13,267
5.50%, 10/1/38	11,469	11,634
4.50%, 12/1/40	16,561	16,194
1.50%, 1/1/41	20,952	17,529
2.00%, 4/1/41	24,230	20,754
2.00%, 6/1/41	31,104	26,604
1.50%, 12/1/41	35,012	28,857
2.50%, 1/1/42	16,050	14,147
3.50%, 3/1/42	17,167	15,888
3.50%, 6/1/42	128,697	118,951
3.00%, 7/1/43	32,233	28,965
Investments in Long Securities	Principal Amount	Value
3.00%, 8/1/43	$36,120	$32,304
4.00%, 12/1/43	6,132	5,809
3.00%, 1/1/44	35,317	31,629
3.50%, 9/1/44	26,619	24,546
4.00%, 9/1/44	16,291	15,359
3.50%, 1/1/45	39,029	35,792
4.50%, 7/1/45	9,374	9,167
3.50%, 8/1/45	17,432	15,883
3.50%, 9/1/45	5,808	5,292
3.50%, 9/1/45	15,064	13,707
4.00%, 11/1/45	11,490	10,810
3.50%, 3/1/46	11,726	10,669
3.50%, 4/1/46	46,847	42,505
3.50%, 5/1/46	5,147	4,670
3.00%, 9/1/46	117,091	102,873
4.50%, 9/1/46	22,420	21,656
4.00%, 11/1/46	6,465	6,047
3.00%, 2/1/47	101,019	88,835
4.00%, 2/1/47	5,503	5,147
4.50%, 4/1/47	4,773	4,582
3.50%, 5/1/47	5,150	4,660
3.50%, 7/1/47	60,101	55,550
3.50%, 8/1/47	2,655	2,403
4.00%, 8/1/47	2,937	2,737
4.00%, 8/1/47	4,053	3,772
4.00%, 8/1/47	5,519	5,143
3.50%, 10/1/47	7,494	6,782
4.00%, 2/1/48	3,723	3,465
4.00%, 2/1/48	7,566	7,051
5.00%, 3/1/49	17,895	17,630
3.50%, 7/1/49	17,601	15,863
3.50%, 8/1/49	24,715	22,291
4.00%, 8/1/49	38,023	35,277
3.00%, 10/1/49	64,308	55,614
5.00%, 10/1/49	6,820	6,719
3.00%, 12/1/49	182,321	158,629
3.50%, 4/1/50	35,523	32,144
3.50%, 4/1/50	42,262	38,090
4.00%, 5/1/50	48,577	45,090
2.50%, 6/1/50	67,708	56,274
3.00%, 6/1/50	52,171	45,030
2.50%, 7/1/50	32,773	27,229
2.50%, 8/1/50	41,797	34,613
2.50%, 8/1/50	76,139	63,859
1.50%, 11/1/50	33,502	25,122
1.50%, 12/1/50	23,600	17,695
1.50%, 1/1/51	34,269	25,694
2.00%, 1/1/51	333,392	263,501
4.50%, 1/1/51	7,808	7,455
2.00%, 3/1/51	96,355	76,790

See Notes to Financial Statements.

WisdomTree Trust    45

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2026
Investments in Long Securities	Principal Amount	Value
2.50%, 3/1/51	$26,913	$22,234
1.50%, 4/1/51	165,966	124,378
2.50%, 5/1/51	105,475	87,041
2.50%, 5/1/51	113,683	92,981
2.00%, 7/1/51	390,094	307,511
2.50%, 9/1/51	34,414	28,357
2.50%, 9/1/51	97,262	79,438
2.00%, 10/1/51	224,610	176,982
2.00%, 10/1/51	686,123	540,153
2.50%, 10/1/51	54,673	45,606
2.50%, 10/1/51	101,737	83,799
2.00%, 12/1/51	71,860	56,951
2.50%, 12/1/51	300,862	247,629
2.00%, 1/1/52	85,328	67,086
2.50%, 1/1/52	38,080	31,354
2.00%, 2/1/52	178,128	141,525
2.50%, 2/1/52	23,808	19,721
3.50%, 2/1/52	30,378	27,178
2.00%, 3/1/52	70,571	55,776
3.00%, 3/1/52	37,059	31,739
2.50%, 4/1/52	62,224	51,425
3.00%, 4/1/52	62,498	53,525
3.50%, 5/1/52	34,648	30,910
3.00%, 6/1/52	61,782	52,874
4.00%, 6/1/52	34,335	31,502
2.00%, 8/1/52	227,858	179,859
4.50%, 8/1/52	19,620	18,601
3.00%, 9/1/52	58,637	50,164
4.50%, 9/1/52	37,874	35,904
5.00%, 9/1/52	35,074	34,182
4.00%, 10/1/52	23,907	22,093
4.50%, 10/1/52	19,442	18,430
3.50%, 12/1/52	31,193	27,758
4.50%, 1/1/53	19,692	18,662
4.50%, 1/1/53	21,212	20,107
5.50%, 2/1/53	17,024	17,086
5.00%, 4/1/53	37,001	36,012
5.00%, 4/1/53	135,096	131,419
5.50%, 4/1/53	17,872	17,824
5.00%, 5/1/53	18,837	18,324
5.50%, 5/1/53	16,676	16,636
5.50%, 6/1/53	150,203	149,715
5.00%, 7/1/53	38,352	37,308
3.00%, 9/1/53	28,758	24,585
5.50%, 9/1/53	158,244	157,777
6.00%, 9/1/53	133,569	135,698
6.50%, 10/1/53	72,475	74,979
5.00%, 11/1/53	40,034	38,964
6.00%, 12/1/53	52,713	53,839
6.00%, 12/1/53	100,533	102,112
Investments in Long Securities	Principal Amount	Value
4.50%, 1/1/54	$43,129	$40,750
6.00%, 2/1/54	51,044	52,184
6.50%, 2/1/54	8,670	8,985
6.50%, 2/1/54	14,308	14,889
5.00%, 3/1/54	76,238	73,987
6.50%, 3/1/54	29,158	30,165
5.50%, 11/1/54	75,468	75,030
6.00%, 11/1/54	19,522	19,912
5.00%, 12/1/54	111,646	108,215
5.00%, 2/1/55	97,525	94,528
5.50%, 3/1/55	43,166	43,201
5.50%, 5/1/55	96,740	96,396
5.50%, 5/1/55	98,250	97,380
5.50%, 6/1/55	22,245	22,179
6.00%, 6/1/55	98,936	100,099
5.50%, 9/1/55	183,218	183,109
5.00%, 11/1/55	24,185	23,511
5.50%, 1/1/56	125,512	125,632
4.50%, 4/1/56	48,701	45,742
5.00%, 4/1/56	98,946	96,064
5.50%, 4/1/56	98,958	98,053
5.00%, 5/1/56	126,553	122,186
5.00%, 6/1/56	49,084	47,391
5.50%, 7/1/56	48,866	48,435
Total Federal Home Loan Mortgage Corp.		8,380,473
Federal National Mortgage Association – 6.9%
3.50%, 10/1/26	99	99
3.00%, 11/1/26	205	204
3.50%, 12/1/26	24	23
3.00%, 2/1/27	1,612	1,605
3.00%, 6/1/27	1,908	1,897
3.00%, 9/1/27	1,549	1,535
2.50%, 8/1/28	2,357	2,311
3.00%, 9/1/28	2,113	2,080
3.00%, 11/1/28	1,372	1,349
7.25%, 5/15/30	65,000	71,166
3.50%, 4/1/31	6,533	6,409
2.50%, 6/1/31	4,727	4,549
2.50%, 7/1/31	4,886	4,694
3.00%, 8/1/31	24,156	23,642
2.50%, 10/1/31	5,492	5,274
2.50%, 10/1/31	31,454	30,201
3.50%, 11/1/31	5,970	5,904
2.50%, 4/1/32	6,053	5,814
2.50%, 9/1/32	17,670	16,875
3.50%, 1/1/33	4,947	4,806
5.00%, 10/1/33	43,082	43,111
6.00%, 2/1/34	13,786	14,087
4.00%, 3/1/34	310	308

See Notes to Financial Statements.

46    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2026
Investments in Long Securities	Principal Amount	Value
3.00%, 6/1/34	$3,561	$3,387
4.00%, 8/1/34	4,185	4,086
3.00%, 1/1/35	4,808	4,556
2.50%, 8/1/35	8,394	7,947
1.50%, 12/1/35	44,499	39,483
2.00%, 12/1/35	66,298	60,272
3.50%, 1/1/36	4,927	4,722
2.00%, 3/1/36	10,677	9,701
3.00%, 4/1/36	10,121	9,531
2.00%, 6/1/36	36,874	33,524
3.00%, 9/1/36	25,567	23,997
2.00%, 10/1/36	81,944	74,128
1.50%, 11/1/36	64,305	56,907
2.00%, 11/1/36	134,397	121,561
1.50%, 12/1/36	44,655	39,510
2.50%, 3/1/37	28,322	26,093
1.50%, 4/1/37	15,552	13,748
2.00%, 4/1/37	14,978	13,544
3.00%, 4/1/37	24,889	23,763
2.00%, 6/1/37	46,136	41,724
3.50%, 7/1/37	11,481	10,913
3.00%, 9/1/37	15,288	14,291
4.00%, 10/1/37	12,700	12,266
3.50%, 4/1/38	6,355	6,005
4.50%, 9/1/39	5,680	5,559
4.50%, 8/1/40	12,261	11,974
2.00%, 9/1/40	11,564	9,971
2.50%, 9/1/40	38,994	34,661
5.50%, 9/1/40	21,225	21,576
3.50%, 2/1/41	113,521	105,776
1.50%, 6/1/41	32,367	26,737
2.50%, 10/1/41	45,710	40,331
2.00%, 11/1/41	130,373	111,103
3.00%, 2/1/42	15,414	14,108
2.00%, 4/1/42	53,147	45,217
3.50%, 6/1/42	4,194	3,877
5.00%, 11/1/42	14,734	14,579
3.00%, 5/1/43	22,577	20,236
3.00%, 6/1/43	45,462	40,795
4.00%, 6/1/43	2,623	2,489
4.00%, 11/1/43	5,024	4,753
4.00%, 12/1/44	53,406	50,533
3.50%, 6/1/45	44,750	40,843
3.50%, 2/1/46	12,719	11,573
5.00%, 2/1/46	23,831	23,445
3.50%, 4/1/46	4,253	3,859
3.00%, 5/1/46	28,884	25,376
3.50%, 5/1/46	9,737	8,835
4.00%, 7/1/46	7,348	6,863
3.00%, 9/1/46	16,560	14,550
Investments in Long Securities	Principal Amount	Value
4.00%, 10/1/46	$8,384	$7,831
2.50%, 11/1/46	6,329	5,357
3.00%, 11/1/46	22,323	19,588
4.00%, 2/1/47	6,083	5,682
4.00%, 5/1/47	5,119	4,765
4.00%, 5/1/47	9,569	8,906
4.00%, 8/1/47	5,582	5,195
3.50%, 11/1/47	6,432	5,813
3.00%, 12/1/47	38,430	33,763
3.50%, 1/1/48	6,859	6,199
4.00%, 1/1/48	35,354	32,906
4.00%, 4/1/48	104,303	96,985
4.50%, 5/1/48	10,476	10,050
4.50%, 6/1/48	80,615	77,338
4.50%, 7/1/48	16,514	15,840
4.00%, 9/1/48	47,531	44,196
4.00%, 11/1/48	57,456	53,478
5.00%, 5/1/49	24,894	24,527
3.00%, 9/1/49	76,188	66,425
4.00%, 10/1/49	7,050	6,541
5.00%, 11/1/49	22,017	21,774
4.50%, 3/1/50	43,554	41,783
5.00%, 3/1/50	13,957	13,762
3.50%, 4/1/50	5,707	5,125
3.50%, 5/1/50	86,894	78,404
4.00%, 5/1/50	33,298	30,758
2.50%, 7/1/50	56,343	46,660
3.00%, 7/1/50	87,247	75,653
2.00%, 8/1/50	71,378	57,079
2.50%, 8/1/50	71,057	58,823
2.50%, 8/1/50	250,052	207,075
3.50%, 8/1/50	18,566	16,752
2.00%, 9/1/50	77,301	61,796
2.00%, 10/1/50	162,864	128,917
2.00%, 11/1/50	156,714	123,916
2.00%, 12/1/50	211,655	168,825
2.00%, 12/1/50	320,326	255,151
3.00%, 12/1/50	43,034	37,063
1.50%, 1/1/51	30,917	23,180
1.50%, 2/1/51	28,009	21,024
1.50%, 3/1/51	41,447	31,063
1.50%, 3/1/51	42,402	31,779
2.00%, 3/1/51	200,691	160,970
2.00%, 4/1/51	16,055	12,784
2.50%, 4/1/51	45,629	37,669
2.50%, 5/1/51	157,679	130,121
2.50%, 6/1/51	157,190	131,096
2.00%, 7/1/51	109,045	86,185
2.50%, 8/1/51	178,937	147,499
2.00%, 9/1/51	140,094	110,289

See Notes to Financial Statements.

WisdomTree Trust    47

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2026
Investments in Long Securities	Principal Amount	Value
2.50%, 9/1/51	$54,756	$44,778
2.50%, 9/1/51	103,361	85,169
2.00%, 10/1/51	595,569	469,403
1.50%, 11/1/51	57,386	43,004
2.00%, 11/1/51	253,536	200,039
2.00%, 12/1/51	205,811	161,882
2.50%, 12/1/51	86,865	72,384
2.50%, 1/1/52	135,809	113,296
3.00%, 1/1/52	62,674	53,543
3.00%, 1/1/52	74,885	63,975
2.00%, 2/1/52	63,405	50,639
2.00%, 2/1/52	148,803	116,992
2.50%, 2/1/52	60,219	49,184
2.50%, 3/1/52	156,575	130,187
2.50%, 4/1/52	36,406	30,185
2.50%, 5/1/52	170,379	141,422
3.00%, 5/1/52	98,579	85,118
2.50%, 6/1/52	263,732	217,050
3.50%, 6/1/52	74,980	66,892
4.00%, 7/1/52	36,126	33,196
4.00%, 8/1/52	36,557	33,585
4.50%, 8/1/52	36,115	34,239
2.50%, 9/1/52	70,071	57,668
2.50%, 9/1/52	86,351	71,152
4.00%, 9/1/52	107,105	98,366
5.00%, 9/1/52	34,027	33,160
2.00%, 10/1/52	73,936	58,284
4.00%, 11/1/52	57,189	52,558
4.50%, 11/1/52	45,877	43,488
5.50%, 11/1/52	16,931	16,939
4.50%, 12/1/52	19,743	18,718
5.50%, 12/1/52	49,767	49,778
5.00%, 1/1/53	25,545	24,916
5.50%, 1/1/53	18,760	18,759
4.50%, 2/1/53	133,670	126,667
5.50%, 2/1/53	17,520	17,563
5.50%, 2/1/53	33,739	33,789
6.00%, 3/1/53	41,431	42,160
5.50%, 4/1/53	24,578	24,519
2.50%, 7/1/53	365,950	301,231
5.50%, 7/1/53	16,959	16,901
5.00%, 8/1/53	19,249	18,734
5.00%, 8/1/53	38,325	37,282
5.00%, 9/1/53	220,200	214,314
6.00%, 9/1/53	13,464	13,678
5.50%, 11/1/53	72,576	72,347
6.00%, 11/1/53	15,459	15,713
6.50%, 11/1/53	19,589	20,266
6.00%, 12/1/53	66,142	67,253
2.50%, 1/1/54	97,001	79,839
Investments in Long Securities	Principal Amount	Value
6.50%, 1/1/54	$17,427	$18,072
5.00%, 4/1/54	80,491	78,018
6.50%, 4/1/54	44,409	45,851
5.50%, 6/1/54	137,785	137,072
5.50%, 7/1/54	47,744	47,735
6.00%, 8/1/54	32,942	33,471
6.50%, 8/1/54	48,605	50,565
5.00%, 9/1/54	19,051	18,500
5.00%, 10/1/54	146,121	141,572
6.00%, 10/1/54	36,460	37,331
5.50%, 11/1/54	38,264	38,053
5.50%, 11/1/54	43,608	43,644
6.00%, 11/1/55	219,568	222,203
5.50%, 12/1/55	146,268	144,931
5.50%, 1/1/56	99,233	98,326
5.00%, 2/1/56	48,691	47,395
6.00%, 4/1/56	266,917	270,062
5.00%, 5/1/56	24,406	23,743
Total Federal National Mortgage Association		9,926,329
Government National Mortgage Association – 5.7%
2.50%, 7/20/28	6,481	6,364
2.00%, 5/20/36	21,080	19,059
5.00%, 2/20/43	11,889	11,853
5.00%, 4/20/44	30,079	29,983
5.00%, 7/20/44	5,126	5,111
5.00%, 8/20/44	4,590	4,576
4.50%, 9/20/44	17,770	17,172
3.50%, 10/20/44	21,669	19,800
3.00%, 1/20/45	7,533	6,746
4.00%, 4/20/45	22,288	20,923
3.00%, 7/20/45	28,033	24,893
3.50%, 12/20/45	10,124	9,242
3.00%, 5/20/46	45,203	40,015
3.00%, 12/20/46	4,890	4,328
4.00%, 1/20/47	9,922	9,259
4.50%, 1/20/47	12,630	12,189
4.00%, 7/20/47	48,746	45,425
3.50%, 9/20/47	58,087	52,435
4.50%, 10/20/47	4,429	4,246
3.50%, 1/20/48	69,557	62,789
4.00%, 1/20/48	19,697	18,338
3.50%, 2/20/48	30,582	27,606
3.50%, 3/20/48	9,959	8,990
3.50%, 4/20/48	17,764	16,036
3.50%, 6/20/48	29,187	26,347
3.50%, 7/20/48	25,378	22,947
4.00%, 9/20/48	15,719	14,644
4.50%, 9/20/48	8,917	8,529
3.50%, 10/20/48	35,658	32,242

See Notes to Financial Statements.

48    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2026
Investments in Long Securities	Principal Amount	Value
4.50%, 1/20/49	$9,058	$8,664
3.50%, 3/20/49	4,399	3,978
4.00%, 3/20/49	16,042	14,923
4.50%, 3/20/49	4,141	3,961
5.00%, 3/20/49	7,482	7,391
4.00%, 4/20/49	6,635	6,156
4.50%, 4/20/49	23,469	22,449
3.50%, 7/20/49	24,997	22,475
3.50%, 8/20/49	14,782	13,290
3.00%, 9/20/49	40,230	35,124
3.00%, 10/20/49	47,837	41,750
4.00%, 10/20/49	18,270	16,951
2.50%, 11/20/49	28,457	23,943
3.00%, 1/20/50	4,563	3,981
3.50%, 1/20/50	3,207	2,884
4.50%, 1/20/50	6,432	6,153
3.00%, 5/20/50	17,434	15,194
2.50%, 6/20/50	23,428	19,633
3.00%, 6/20/50	32,223	28,082
3.50%, 7/20/50	37,073	33,332
5.00%, 7/20/50	29,597	29,383
2.50%, 8/20/50	49,006	40,899
3.00%, 9/20/50	55,832	48,656
4.00%, 9/20/50	26,361	24,458
2.50%, 10/20/50	20,954	17,557
3.00%, 11/20/50	50,920	44,375
3.50%, 1/20/51	35,140	31,594
2.00%, 3/20/51	200,801	161,192
2.50%, 3/20/51	181,679	152,055
3.00%, 7/20/51	41,112	35,820
2.00%, 8/20/51	31,726	25,468
2.50%, 8/20/51	81,009	67,800
1.50%, 9/20/51	17,069	13,147
2.00%, 9/20/51	247,388	198,589
2.50%, 9/20/51	221,789	185,624
3.00%, 9/20/51	72,899	63,504
2.00%, 11/20/51	225,653	181,141
2.50%, 11/20/51	59,147	49,503
3.50%, 2/20/52	16,737	14,967
2.00%, 3/20/52	96,207	77,226
2.50%, 4/20/52	140,285	117,442
3.00%, 4/20/52	34,262	29,851
3.00%, 5/20/52	87,024	75,758
3.50%, 6/20/52	77,039	68,957
3.00%, 7/20/52	51,085	44,508
4.50%, 7/20/52	228,629	217,588
4.00%, 8/20/52	35,777	32,944
3.50%, 9/20/52	18,165	16,243
4.00%, 9/20/52	61,716	56,829
4.50%, 9/20/52	35,190	33,519
Investments in Long Securities	Principal Amount	Value
4.00%, 10/20/52	$18,185	$16,766
5.00%, 12/20/52	51,495	50,499
5.50%, 12/20/52	72,553	72,777
5.00%, 2/20/53	187,437	183,605
4.50%, 4/20/53	19,194	18,165
5.00%, 7/20/53	75,754	73,966
6.00%, 7/20/53	104,422	106,624
4.00%, 11/20/53	20,465	18,844
6.50%, 12/20/53	7,415	7,685
5.50%, 3/20/54	15,966	15,972
6.00%, 4/20/54	11,415	11,608
6.00%, 8/20/54	24,140	24,548
4.50%, 9/20/54	22,616	21,319
5.00%, 10/20/54	42,035	40,906
2.00%, 9/15/55(b)	475,000	380,930
4.00%, 9/20/55(b)	250,000	225,702
5.00%, 9/20/55(b)	425,000	411,416
5.00%, 10/15/55(b)	25,000	24,174
5.50%, 10/15/55(b)	25,000	24,785
5.50%, 10/20/55	141,331	140,553
5.50%, 5/20/56	123,873	123,108
5.00%, 6/20/56	248,948	241,194
5.50%, 6/20/56	223,678	222,297
5.00%, 7/20/56	174,582	169,144
7.00%, 9/15/56(b)	25,000	25,809
2.50%, 9/20/56(b)	525,000	438,971
3.00%, 9/20/56(b)	350,000	304,148
3.50%, 9/20/56(b)	300,000	262,203
4.50%, 9/20/56(b)	375,000	351,097
5.50%, 9/20/56(b)	525,000	521,237
6.00%, 9/20/56(b)	400,000	405,522
6.50%, 9/20/56(b)	175,000	180,339
Total Government National Mortgage Association		8,184,911
Tennessee Valley Authority – 0.2%
3.88%, 3/15/28	60,000	59,571
4.65%, 6/15/35	50,000	49,446
5.25%, 9/15/39	112,000	113,487
4.25%, 9/15/52	94,000	76,028
Total Tennessee Valley Authority		298,532
Uniform Mortgage-Backed Securities – 5.0%
4.00%, 9/1/28(b)	25,000	23,914
6.00%, 9/1/40(b)	25,000	25,550
2.50%, 9/1/41(b)	150,000	138,131
4.50%, 9/1/41(b)	100,000	97,575
5.00%, 9/1/41(b)	100,000	99,510
5.50%, 9/1/41(b)	50,000	50,487
1.50%, 9/15/41(b)	225,000	198,847
2.00%, 9/15/41(b)	300,000	271,061
3.50%, 9/15/41(b)	25,000	23,466

See Notes to Financial Statements.

WisdomTree Trust    49

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2026
Investments in Long Securities	Principal Amount	Value
5.00%, 10/15/41(b)	$25,000	$24,854
1.50%, 9/1/56(b)	350,000	261,642
2.00%, 9/1/56(b)	475,000	370,486
2.50%, 9/1/56(b)	325,000	265,189
3.00%, 9/1/56(b)	825,000	703,339
3.50%, 9/1/56(b)	625,000	554,432
4.00%, 9/1/56(b)	550,000	501,949
4.50%, 9/1/56(b)	525,000	492,835
5.00%, 9/1/56(b)	675,000	651,281
5.50%, 9/1/56(b)	750,000	742,379
6.00%, 9/1/56(b)	825,000	834,224
6.50%, 9/1/56(b)	500,000	515,240
7.00%, 9/15/56(b)	150,000	157,127
6.00%, 10/1/56(b)	50,000	50,480
5.00%, 10/15/56(b)	50,000	48,185
5.50%, 10/15/56(b)	100,000	98,833
Total Uniform Mortgage-Backed Securities		7,201,016
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $35,550,276)		34,264,901
U.S. GOVERNMENT OBLIGATIONS – 45.8%
U.S. Treasury Bonds – 9.2%
6.13%, 8/15/29	10,000	10,477
6.25%, 5/15/30	65,000	68,994
4.75%, 2/15/37	65,000	65,254
4.25%, 5/15/39	10,000	9,406
4.38%, 11/15/39	30,000	28,371
1.13%, 5/15/40	230,000	141,684
4.38%, 5/15/40	20,000	18,828
3.88%, 8/15/40	30,000	26,658
1.38%, 11/15/40	400,000	251,375
4.25%, 11/15/40	15,000	13,854
1.88%, 2/15/41	405,000	272,995
2.25%, 5/15/41	325,000	230,064
4.38%, 5/15/41	30,000	27,928
1.75%, 8/15/41	460,000	299,180
2.00%, 11/15/41	500,000	335,820
3.13%, 2/15/42	285,000	224,638
3.00%, 5/15/42	250,000	192,695
3.25%, 5/15/42	210,000	167,508
2.75%, 8/15/42	150,000	110,953
3.38%, 8/15/42	250,000	201,953
4.00%, 11/15/42	155,000	135,419
3.13%, 2/15/43	70,000	54,152
3.88%, 2/15/43	65,000	55,717
3.88%, 5/15/43	310,000	264,905
4.38%, 8/15/43	180,000	163,673
4.75%, 11/15/43	160,000	152,113
3.63%, 2/15/44	25,000	20,473
4.50%, 2/15/44	160,000	147,225
Investments in Long Securities	Principal Amount	Value
3.38%, 5/15/44	$25,000	$19,688
4.63%, 5/15/44	215,000	200,639
3.13%, 8/15/44	125,000	94,414
4.13%, 8/15/44	220,000	192,036
4.63%, 11/15/44	135,000	125,592
4.75%, 2/15/45	90,000	84,973
3.00%, 5/15/45	95,000	69,565
5.00%, 5/15/45	200,000	194,594
2.88%, 8/15/45	175,000	124,988
4.88%, 8/15/45	285,000	272,798
4.63%, 11/15/45	85,000	78,705
2.50%, 2/15/46	365,000	242,069
4.63%, 2/15/46	255,000	235,955
2.50%, 5/15/46	235,000	155,265
5.00%, 5/15/46	140,000	135,898
2.25%, 8/15/46	320,000	200,500
5.13%, 8/15/46	75,000	73,975
2.88%, 11/15/46	150,000	105,293
3.00%, 2/15/47	165,000	118,052
2.75%, 8/15/47	200,000	135,813
2.75%, 11/15/47	100,000	67,687
3.00%, 2/15/48	105,000	74,205
3.13%, 5/15/48	40,000	28,841
3.38%, 11/15/48	50,000	37,516
3.00%, 2/15/49	210,000	146,770
2.88%, 5/15/49	460,000	313,016
2.38%, 11/15/49	165,000	100,534
2.00%, 2/15/50	295,000	164,232
1.25%, 5/15/50	325,000	147,494
1.38%, 8/15/50	655,000	305,957
1.63%, 11/15/50	400,000	199,250
1.88%, 2/15/51	325,000	172,174
2.38%, 5/15/51(a)	585,000	349,126
2.00%, 8/15/51	350,000	189,902
1.88%, 11/15/51	260,000	136,053
2.25%, 2/15/52	265,000	152,023
2.88%, 5/15/52	415,000	274,062
4.00%, 11/15/52	10,000	8,178
3.63%, 2/15/53	210,000	160,404
3.63%, 5/15/53	95,000	72,489
4.13%, 8/15/53	300,000	250,406
4.75%, 11/15/53	225,000	208,090
4.25%, 2/15/54	210,000	178,927
4.63%, 5/15/54	245,000	222,223
4.25%, 8/15/54	265,000	225,747
4.50%, 11/15/54	380,000	337,577
4.63%, 2/15/55(a)	340,000	308,337
4.75%, 5/15/55	330,000	305,405
4.75%, 8/15/55	370,000	342,395
4.63%, 11/15/55	450,000	408,164

See Notes to Financial Statements.

50    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2026
Investments in Long Securities	Principal Amount	Value
4.75%, 2/15/56	$425,000	$393,623
5.00%, 5/15/56	500,000	482,070
5.13%, 8/15/56	70,000	68,813
Total U.S. Treasury Bonds		13,384,814
U.S. Treasury Notes – 36.6%
3.38%, 9/15/27	625,000	619,800
3.50%, 9/30/27	140,000	138,920
4.13%, 9/30/27	260,000	259,690
3.50%, 10/31/27	550,000	545,230
2.25%, 11/15/27	370,000	361,306
0.63%, 11/30/27	295,000	282,071
3.38%, 11/30/27	500,000	494,551
4.00%, 12/15/27	190,000	189,336
0.63%, 12/31/27	460,000	438,384
3.38%, 12/31/27	350,000	345,885
3.88%, 12/31/27	300,000	298,383
4.25%, 1/15/28	285,000	284,816
0.75%, 1/31/28	150,000	142,767
3.50%, 1/31/28	450,000	445,104
2.75%, 2/15/28(a)	400,000	391,344
4.25%, 2/15/28	285,000	284,777
1.13%, 2/29/28	360,000	343,582
3.38%, 2/29/28	380,000	374,968
3.88%, 3/15/28	110,000	109,300
3.63%, 3/31/28	150,000	148,433
3.88%, 3/31/28	300,000	298,014
1.25%, 4/30/28	475,000	451,797
3.50%, 4/30/28	150,000	148,034
3.75%, 4/30/28	615,000	609,415
2.88%, 5/15/28	260,000	253,876
3.75%, 5/15/28	220,000	217,920
1.25%, 5/31/28	445,000	422,194
3.63%, 5/31/28	240,000	237,173
4.00%, 5/31/28	500,000	497,275
3.88%, 6/15/28	200,000	198,434
1.25%, 6/30/28	520,000	492,080
4.00%, 6/30/28	400,000	397,711
4.13%, 6/30/28	1,270,000	1,265,386
3.88%, 7/15/28	565,000	560,343
1.00%, 7/31/28	425,000	399,201
4.13%, 7/31/28	400,000	398,477
4.25%, 7/31/28	460,000	459,245
2.88%, 8/15/28	300,000	291,838
3.63%, 8/15/28	110,000	108,539
1.13%, 8/31/28	100,000	93,910
4.13%, 8/31/28	320,000	318,706
4.38%, 8/31/28	730,000	730,528
3.38%, 9/15/28	180,000	176,618
1.25%, 9/30/28	465,000	436,610
3.50%, 10/15/28	310,000	304,672
Investments in Long Securities	Principal Amount	Value
1.38%, 10/31/28	$295,000	$277,012
3.50%, 11/15/28	170,000	166,945
1.50%, 11/30/28(a)	200,000	187,867
3.50%, 12/15/28	170,000	166,826
3.75%, 12/31/28	255,000	251,524
4.00%, 1/31/29	215,000	213,169
3.50%, 2/15/29	150,000	146,953
1.88%, 2/28/29	165,000	155,345
4.25%, 2/28/29	195,000	194,467
3.50%, 3/15/29	275,000	269,285
2.38%, 3/31/29	200,000	190,281
4.13%, 3/31/29	490,000	486,995
3.88%, 4/15/29	225,000	222,161
2.88%, 4/30/29	170,000	163,598
4.63%, 4/30/29	470,000	472,772
2.38%, 5/15/29	410,000	389,164
3.88%, 5/15/29	325,000	320,798
2.75%, 5/31/29	380,000	364,013
4.50%, 5/31/29	300,000	300,809
4.13%, 6/15/29	590,000	585,829
3.25%, 6/30/29	255,000	247,290
4.25%, 6/30/29	405,000	403,418
4.13%, 7/15/29	450,000	446,678
2.63%, 7/31/29	400,000	380,797
4.00%, 7/31/29	415,000	410,477
1.63%, 8/15/29	500,000	462,168
4.25%, 8/15/29	265,000	263,913
3.13%, 8/31/29	350,000	337,572
3.63%, 8/31/29(a)	630,000	616,268
3.50%, 9/30/29(a)	445,000	433,423
3.88%, 9/30/29	200,000	196,945
4.00%, 10/31/29	240,000	237,056
4.13%, 10/31/29	320,000	317,237
1.75%, 11/15/29	410,000	377,761
4.13%, 11/30/29	275,000	272,529
3.50%, 1/31/30	325,000	315,428
4.25%, 1/31/30	320,000	318,125
1.50%, 2/15/30	265,000	240,394
4.00%, 2/28/30(a)	325,000	320,506
3.63%, 3/31/30	290,000	282,195
4.00%, 3/31/30	300,000	295,664
3.50%, 4/30/30	100,000	96,832
3.88%, 4/30/30	305,000	299,210
3.75%, 5/31/30	100,000	97,602
4.00%, 5/31/30	420,000	413,536
3.75%, 6/30/30	100,000	97,531
3.88%, 6/30/30	240,000	235,163
3.88%, 7/31/30	140,000	137,102
4.00%, 7/31/30	6,000	5,902
0.63%, 8/15/30	75,000	64,676

See Notes to Financial Statements.

WisdomTree Trust    51

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2026
Investments in Long Securities	Principal Amount	Value
3.63%, 8/31/30	$200,000	$193,914
4.63%, 9/30/30	95,000	95,568
3.63%, 10/31/30	400,000	387,266
0.88%, 11/15/30	350,000	302,230
3.50%, 11/30/30	550,000	529,375
4.38%, 11/30/30	370,000	368,598
3.63%, 12/31/30	195,000	188,518
3.75%, 12/31/30	20,000	19,432
3.75%, 1/31/31	275,000	267,040
1.13%, 2/15/31	285,000	247,059
3.50%, 2/28/31	250,000	240,166
3.88%, 3/31/31	275,000	268,146
4.13%, 3/31/31	115,000	113,297
3.88%, 4/30/31	340,000	331,367
4.63%, 4/30/31	265,000	266,511
1.63%, 5/15/31	755,000	664,194
4.13%, 5/31/31	450,000	443,057
4.63%, 5/31/31	335,000	336,832
4.13%, 6/30/31	580,000	570,892
4.25%, 6/30/31	530,000	524,348
4.13%, 7/31/31	550,000	540,955
4.38%, 7/31/31	580,000	576,987
1.25%, 8/15/31(a)	780,000	668,210
3.75%, 8/31/31	350,000	338,256
4.38%, 8/31/31	400,000	397,891
3.63%, 9/30/31	370,000	355,301
4.13%, 10/31/31	300,000	294,691
1.38%, 11/15/31	825,000	705,601
4.13%, 11/30/31	30,000	29,453
1.88%, 2/15/32	70,000	61,078
4.13%, 2/29/32	125,000	122,573
4.13%, 3/31/32	230,000	225,427
4.00%, 4/30/32	210,000	204,422
2.88%, 5/15/32	285,000	261,243
4.13%, 5/31/32	160,000	156,644
4.00%, 6/30/32	100,000	97,230
4.00%, 7/31/32	150,000	145,734
2.75%, 8/15/32	140,000	126,908
3.88%, 8/31/32	315,000	303,840
3.88%, 9/30/32	140,000	134,941
3.75%, 10/31/32	280,000	267,783
4.13%, 11/15/32	125,000	122,021
3.75%, 11/30/32	130,000	124,236
3.88%, 12/31/32	120,000	115,411
4.00%, 1/31/33	305,000	295,183
3.50%, 2/15/33	75,000	70,479
4.25%, 3/31/33	125,000	122,617
4.13%, 4/30/33	225,000	218,962
3.38%, 5/15/33	730,000	678,843
4.25%, 5/31/33	350,000	342,973
Investments in Long Securities	Principal Amount	Value
4.25%, 6/30/33	$470,000	$460,380
4.38%, 7/31/33	400,000	394,547
3.88%, 8/15/33	610,000	583,384
4.50%, 8/31/33	250,000	248,369
4.50%, 11/15/33	690,000	684,744
4.00%, 2/15/34	545,000	523,136
4.38%, 5/15/34	535,000	525,554
3.88%, 8/15/34	530,000	502,341
4.25%, 11/15/34	450,000	436,922
4.63%, 2/15/35(a)	540,000	537,637
4.25%, 5/15/35	435,000	421,134
4.25%, 8/15/35(a)	355,000	343,102
4.00%, 11/15/35	540,000	511,186
4.13%, 2/15/36	690,000	658,465
4.38%, 5/15/36	890,000	865,038
4.63%, 8/15/36	300,000	297,164
Total U.S. Treasury Notes		52,872,660
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $67,737,442)		66,257,474
CORPORATE BONDS – 24.0%
Australia – 0.1%
BHP Billiton Finance USA Ltd.
5.25%, 9/8/33	10,000	10,027
5.00%, 9/30/43	48,000	43,776
Rio Tinto Finance USA PLC 5.88%, 3/14/65	30,000	29,164
Westpac Banking Corp.
2.67%, 11/15/35, (2.668% fixed rate until 11/15/30; 5-year Constant Maturity Treasury Rate + 1.75% thereafter)(c)	50,000	44,730
4.42%, 7/24/39	30,000	26,178
Woodside Finance Ltd.
5.10%, 9/12/34	25,000	24,200
5.70%, 9/12/54	25,000	23,018
Total Australia		201,093
Belgium – 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90%, 2/1/46	83,000	72,670
Bermuda – 0.0%
Triton Container International Ltd./TAL International Container Corp. 5.15%, 2/15/33	50,000	48,175
Brazil – 0.1%
Suzano Austria GmbH 4.00%, 1/15/31	91,000	85,370
Vale Overseas Ltd. 6.13%, 6/12/33	20,000	20,654
Total Brazil		106,024
See Notes to Financial Statements.

52    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2026
Investments in Long Securities	Principal Amount	Value
Canada – 0.7%
Bank of Montreal 4.44%, 1/14/32, Series J, (4.439% fixed rate until 1/14/31; Secured Overnight Financing Rate + 0.97% thereafter)(c)	$25,000	$24,276
Bank of Nova Scotia
4.04%, 9/15/28, (4.043% fixed rate until 9/15/27; Secured Overnight Financing Rate + 0.76% thereafter)(c)	50,000	49,688
2.15%, 8/1/31	50,000	43,645
Barrick North America Finance LLC 5.70%, 5/30/41	10,000	9,759
Brookfield Finance, Inc.
4.85%, 3/29/29(a)	30,000	29,954
4.70%, 9/20/47	18,000	14,748
Canadian Imperial Bank of Commerce
4.24%, 9/8/28, (4.243% fixed rate until 9/8/27; Secured Overnight Financing Index + 0.60% thereafter)(c)	25,000	24,899
3.60%, 4/7/32	25,000	23,101
Canadian National Railway Co. 3.85%, 8/5/32	50,000	47,063
Canadian Pacific Railway Co. 4.80%, 8/1/45	50,000	43,551
Cenovus Energy, Inc. 6.75%, 11/15/39	12,000	12,945
Enbridge, Inc.
5.63%, 4/5/34	55,000	55,585
6.70%, 11/15/53(a)	10,000	10,540
Nutrien Ltd.
2.95%, 5/13/30	40,000	37,285
5.63%, 12/1/40	5,000	4,839
Royal Bank of Canada
4.65%, 10/18/30, (4.65% fixed rate until 10/18/29; Secured Overnight Financing Index + 1.08% thereafter)(c)	50,000	49,489
3.88%, 5/4/32	125,000	117,493
Suncor Energy, Inc. 3.75%, 3/4/51	30,000	20,890
Toronto-Dominion Bank
4.57%, 6/2/28	68,000	67,856
5.52%, 7/17/28	10,000	10,154
4.11%, 10/13/28	170,000	167,892
4.78%, 12/17/29(a)	50,000	49,945
4.46%, 6/8/32	20,000	19,341
TransCanada PipeLines Ltd. 4.25%, 5/15/28	41,000	40,702
Total Canada		975,640
France – 0.1%
TotalEnergies Capital International SA 3.46%, 7/12/49	45,000	30,833
Investments in Long Securities	Principal Amount	Value
TotalEnergies Capital USA LLC
4.57%, 1/13/33	$25,000	$24,199
4.86%, 1/13/36	55,000	52,896
Total France		107,928
Germany – 0.2%
Deutsche Bank AG 3.55%, 9/18/31, (3.547% fixed rate until 9/18/30; Secured Overnight Financing Rate + 3.043% thereafter)(c)	50,000	46,653
Kreditanstalt fuer Wiederaufbau
4.63%, 3/18/30	50,000	50,260
3.75%, 7/15/30	200,000	194,906
Total Germany		291,819
Ireland – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.95%, 3/10/55, (6.95% fixed rate until 3/10/30; 5-year Constant Maturity Treasury Rate + 2.72% thereafter)(a)(c)	130,000	133,334
Israel – 0.0%
Teva Pharmaceutical Finance Netherlands III BV 4.10%, 10/1/46	50,000	36,881
Japan – 0.5%
Mitsubishi UFJ Financial Group, Inc.
4.51%, 1/14/32, (4.505% fixed rate until 1/14/31; 1-year Constant Maturity Treasury Rate + 0.80% thereafter)(c)	200,000	194,375
4.15%, 3/7/39	55,000	48,258
Mizuho Financial Group, Inc. 2.17%, 5/22/32, (2.172% fixed rate until 5/22/31; 1-year Constant Maturity Treasury Rate + 0.87% thereafter)(c)	53,000	46,204
ORIX Corp. 5.40%, 2/25/35	31,000	30,691
Sumitomo Mitsui Financial Group, Inc.
3.35%, 10/18/27(a)	126,000	124,335
5.42%, 7/9/31	210,000	212,040
Takeda Pharmaceutical Co. Ltd. 3.03%, 7/9/40	55,000	40,250
Total Japan		696,153
Luxembourg – 0.0%
ArcelorMittal SA 6.00%, 6/17/34	45,000	46,412
Mexico – 0.1%
America Movil SAB de CV 6.13%, 11/15/37	65,000	66,758
Southern Copper Corp. 6.75%, 4/16/40	55,000	59,304
Total Mexico		126,062

See Notes to Financial Statements.

WisdomTree Trust    53

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2026
Investments in Long Securities	Principal Amount	Value
Netherlands – 0.1%
Cooperatieve Rabobank UA 4.80%, 1/9/29	$135,000	$135,504
Norway – 0.1%
Equinor ASA
3.63%, 9/10/28	24,000	23,594
2.38%, 5/22/30	60,000	55,106
Total Norway		78,700
Spain – 0.0%
Telefonica Emisiones SA 4.90%, 3/6/48	40,000	32,564
United Kingdom – 0.6%
Astrazeneca Finance LLC
2.25%, 5/28/31	125,000	110,909
4.60%, 3/2/36	75,000	70,921
AstraZeneca PLC 4.00%, 1/17/29	25,000	24,691
Barclays PLC 3.33%, 11/24/42, (3.33% fixed rate until 11/24/41; 1-year Constant Maturity Treasury Rate + 1.30% thereafter)(c)	225,000	162,230
BAT Capital Corp. 6.25%, 8/15/55	100,000	97,799
British Telecommunications PLC 9.63%, 12/15/30	136,000	158,686
HSBC Holdings PLC
6.55%, 6/20/34, (6.547% fixed rate until 6/20/33; Secured Overnight Financing Rate + 2.98% thereafter)(c)	60,000	62,443
6.10%, 1/14/42	40,000	40,977
Unilever Capital Corp. 2.63%, 8/12/51, Series 30Y(a)	75,000	44,155
Vodafone Group PLC 5.63%, 2/10/53	35,000	31,339
Total United Kingdom		804,150
United States – 21.3%
3M Co.
2.88%, 10/15/27	44,000	43,229
3.63%, 10/15/47	58,000	41,173
AbbVie, Inc.
4.65%, 3/15/28	25,000	25,027
4.88%, 3/15/30	25,000	25,016
5.05%, 3/15/34	75,000	74,201
4.75%, 3/15/45	2,000	1,732
5.60%, 3/15/55	75,000	70,705
5.65%, 3/15/66	75,000	69,930
AEP Texas, Inc.
5.70%, 5/15/34	35,000	35,360
5.20%, 4/15/36, Series Q(a)	25,000	24,102
AES Corp. 5.45%, 6/1/28	185,000	186,465
Investments in Long Securities	Principal Amount	Value
Air Products & Chemicals, Inc. 4.60%, 2/8/29	$75,000	$74,873
Alabama Power Co. 4.30%, 7/15/48, Series A	37,000	29,209
Allstate Corp. 4.20%, 12/15/46	25,000	19,491
Ally Financial, Inc. 8.00%, 11/1/31	13,000	14,293
Alphabet, Inc.
4.10%, 2/15/31	50,000	48,351
4.70%, 11/15/35	40,000	37,915
5.45%, 8/15/36	50,000	49,645
1.90%, 8/15/40	70,000	44,680
5.65%, 2/15/56	25,000	22,867
6.38%, 8/15/56	60,000	60,431
5.70%, 11/15/75	25,000	21,964
Altria Group, Inc.
4.80%, 2/14/29	25,000	24,998
3.40%, 5/6/30	50,000	47,360
2.45%, 2/4/32	20,000	17,403
3.70%, 2/4/51	40,000	26,693
Amazon.com, Inc.
3.60%, 4/13/32	77,000	71,778
4.88%, 3/13/36	50,000	47,560
5.30%, 7/9/36	100,000	97,978
3.88%, 8/22/37(a)	20,000	17,372
2.50%, 6/3/50	50,000	27,124
5.80%, 3/13/56	69,000	63,684
2.70%, 6/3/60	85,000	43,088
American Express Co.
5.02%, 4/25/31, (5.016% fixed rate until 4/25/30; Secured Overnight Financing Rate + 1.44% thereafter)(a)(c)	50,000	50,072
4.46%, 2/10/32, (4.456% fixed rate until 2/10/31; Secured Overnight Financing Rate + 0.867% thereafter)(c)	25,000	24,360
4.99%, 5/26/33, (4.989% fixed rate until 5/26/32; Secured Overnight Financing Rate + 2.255% thereafter)(c)	71,000	69,448
5.92%, 4/25/35, (5.915% fixed rate until 4/25/34; Secured Overnight Financing Rate + 1.63% thereafter)(c)	100,000	101,395
American Homes 4 Rent LP 5.25%, 3/15/35(a)	25,000	24,342
American International Group, Inc. 4.75%, 4/1/48	28,000	23,594
American Tower Corp.
3.80%, 8/15/29	25,000	24,262
3.10%, 6/15/50(a)	85,000	52,734
American University 3.67%, 4/1/49, Series 2019	75,000	54,166
American Water Capital Corp. 3.75%, 9/1/47(a)	40,000	29,135

See Notes to Financial Statements.

54    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2026
Investments in Long Securities	Principal Amount	Value
Amgen, Inc. 4.40%, 2/22/62	$80,000	$59,420
Aon Corp./Aon Global Holdings PLC 5.00%, 9/12/32	50,000	49,366
Apollo Debt Solutions BDC 6.55%, 3/15/32	50,000	50,294
Apple, Inc.
3.45%, 2/9/45	85,000	62,161
4.65%, 2/23/46	35,000	30,290
2.65%, 2/8/51	74,000	42,742
4.85%, 5/10/53(a)	35,000	30,803
Arizona Public Service Co. 5.90%, 8/15/55(a)	40,000	38,118
Arrow Electronics, Inc. 2.95%, 2/15/32	25,000	21,925
Assurant, Inc. 5.55%, 2/15/36	75,000	73,368
AT&T, Inc.
5.25%, 10/30/36	125,000	119,669
6.30%, 1/15/38	25,000	25,652
6.38%, 3/1/41	25,000	25,838
5.15%, 2/15/50	160,000	133,734
3.50%, 9/15/53	25,000	15,264
3.80%, 12/1/57	25,000	15,724
Athene Holding Ltd. 6.63%, 10/15/54, (6.625% fixed rate until 10/15/34; 5-year Constant Maturity Treasury Rate + 2.607% thereafter)(c)	85,000	78,671
Augusta SpinCo Corp. 5.25%, 3/23/36	25,000	24,397
Automatic Data Processing, Inc. 5.00%, 5/7/36	25,000	24,282
AvalonBay Communities, Inc. 1.90%, 12/1/28	90,000	84,584
Avangrid, Inc. 3.80%, 6/1/29	75,000	72,797
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27	48,000	47,323
4.65%, 6/15/33	100,000	96,277
Bank of America Corp.
3.25%, 10/21/27	100,000	98,786
1.92%, 10/24/31, (1.922% fixed rate until 10/24/30; Secured Overnight Financing Rate + 1.37% thereafter)(c)	271,000	238,636
5.87%, 9/15/34, (5.872% fixed rate until 9/15/33; Secured Overnight Financing Rate + 1.84% thereafter)(c)	30,000	30,854
5.05%, 2/6/37, (5.045% fixed rate until 2/6/36; Secured Overnight Financing Rate + 1.13% thereafter)(a)(c)	75,000	72,048
7.75%, 5/14/38	30,000	34,717
4.75%, 4/21/45, Series L(a)	135,000	116,662
Investments in Long Securities	Principal Amount	Value
Baxter International, Inc.
2.27%, 12/1/28(a)	$40,000	$37,711
4.45%, 2/15/29	20,000	19,731
Becton Dickinson & Co. 2.82%, 5/20/30	47,000	43,554
Berkshire Hathaway Energy Co. 3.80%, 7/15/48	36,000	25,823
Berkshire Hathaway Finance Corp. 2.85%, 10/15/50	100,000	60,124
Biogen, Inc. 3.15%, 5/1/50(a)	40,000	24,942
Boardwalk Pipelines LP 5.38%, 2/15/36	25,000	24,300
Boeing Co.
3.25%, 2/1/35	40,000	33,971
6.63%, 2/15/38	59,000	62,810
5.71%, 5/1/40	35,000	34,432
3.95%, 8/1/59	100,000	67,272
BP Capital Markets America, Inc. 2.94%, 6/4/51	50,000	30,472
Bristol-Myers Squibb Co.
2.55%, 11/13/50	25,000	13,962
3.90%, 3/15/62	30,000	20,482
Broadcom, Inc.
4.60%, 7/15/30	50,000	48,973
4.15%, 11/15/30	175,000	168,000
2.60%, 2/15/33	100,000	83,955
4.80%, 2/15/36(a)	55,000	50,496
Bunge Ltd. Finance Corp. 5.15%, 3/19/36(a)	25,000	24,230
Burlington Northern Santa Fe LLC
6.15%, 5/1/37	10,000	10,628
3.90%, 8/1/46	5,000	3,804
5.20%, 4/15/54	25,000	22,285
5.55%, 3/15/56(a)	30,000	28,116
Cadence Design Systems, Inc. 4.70%, 9/10/34(a)	75,000	72,013
Camden Property Trust 2.80%, 5/15/30	20,000	18,544
Campbell’s Company/The
4.15%, 3/15/28	20,000	19,791
4.55%, 3/21/31	55,000	53,108
Capital One Financial Corp. 6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(c)	15,000	15,364
Cardinal Health, Inc. 4.90%, 9/15/45	10,000	8,593
Carlisle Cos., Inc. 2.75%, 3/1/30(a)	25,000	23,195
Carrier Global Corp. 5.90%, 3/15/34	93,000	96,008

See Notes to Financial Statements.

WisdomTree Trust    55

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2026
Investments in Long Securities	Principal Amount	Value
Caterpillar Financial Services Corp.
4.10%, 8/15/28, Series K	$25,000	$24,798
4.50%, 5/15/31, Series L	25,000	24,579
Caterpillar, Inc.
3.25%, 9/19/49	34,000	22,876
4.75%, 5/15/64	25,000	20,888
Catholic Health Services of Long Island Obligated Group 3.37%, 7/1/50, Series 2020	25,000	16,429
Cboe Global Markets, Inc. 3.00%, 3/16/32	80,000	71,732
CDW LLC/CDW Finance Corp.
3.28%, 12/1/28	26,000	24,938
3.25%, 2/15/29	75,000	71,443
Cencora, Inc.
3.45%, 12/15/27	75,000	73,947
5.15%, 2/15/35	40,000	39,208
CenterPoint Energy Houston Electric LLC 2.35%, 4/1/31, Series AE	60,000	53,636
Charter Communications Operating LLC/Charter Communications Operating Capital
6.10%, 6/1/29	50,000	50,855
6.83%, 10/23/55	57,000	51,336
3.85%, 4/1/61	39,000	21,861
Cheniere Energy Partners LP 5.95%, 6/30/33	30,000	30,887
Chevron USA, Inc. 3.25%, 10/15/29	26,000	24,959
Chubb INA Holdings LLC
4.90%, 8/15/35	75,000	72,216
4.15%, 3/13/43	40,000	32,903
Cigna Group 5.60%, 2/15/54	25,000	23,005
Cisco Systems, Inc. 4.85%, 2/26/29	140,000	140,712
Citigroup, Inc.
5.17%, 2/13/30, (5.174% fixed rate until 2/13/29; Secured Overnight Financing Rate + 1.364% thereafter)(c)	50,000	50,257
4.54%, 9/19/30, (4.542% fixed rate until 9/19/29; Secured Overnight Financing Rate + 1.338% thereafter)(c)	300,000	296,060
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(c)	20,000	19,561
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(c)	100,000	89,439
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month Secured Overnight Financing Rate + 1.43% thereafter)(c)	40,000	33,757
5.41%, 9/19/39, (5.411% fixed rate until 9/19/34; 5-year Constant Maturity Treasury Rate + 1.73% thereafter)(c)	75,000	72,538
4.45%, 9/29/27	58,000	57,887
Investments in Long Securities	Principal Amount	Value
Citizens Financial Group, Inc. 3.25%, 4/30/30	$155,000	$145,507
CME Group, Inc.
2.65%, 3/15/32	85,000	75,708
4.15%, 6/15/48(a)	10,000	7,940
CMS Energy Corp. 6.50%, 6/1/55, (6.50% fixed rate until 6/1/35; 5-year Constant Maturity Treasury Rate + 1.961% thereafter)(c)	135,000	135,924
CNA Financial Corp. 5.20%, 8/15/35	25,000	24,060
Coca-Cola Co.
5.00%, 5/13/34(a)	25,000	25,153
4.65%, 8/14/34(a)	25,000	24,591
2.60%, 6/1/50	25,000	14,676
Comcast Corp.
5.30%, 5/15/35	225,000	221,010
6.45%, 3/15/37	95,000	98,364
5.35%, 5/15/53(a)	15,000	12,371
5.65%, 6/1/54(a)	30,000	25,822
2.94%, 11/1/56	41,000	20,963
Commonwealth Edison Co.
4.55%, 6/1/31	50,000	49,052
5.85%, 6/1/56	30,000	28,928
Conagra Brands, Inc.
1.38%, 11/1/27	25,000	24,037
8.25%, 9/15/30	6,000	6,623
ConocoPhillips Co.
6.50%, 2/1/39	9,000	9,743
5.30%, 5/15/53	70,000	62,635
5.70%, 9/15/63	20,000	18,608
Constellation Brands, Inc.
3.15%, 8/1/29	150,000	142,917
5.25%, 11/15/48(a)	19,000	16,891
Constellation Energy Generation LLC 4.80%, 1/15/32	50,000	48,965
Corebridge Financial, Inc.
6.05%, 9/15/33	25,000	25,676
4.40%, 4/5/52(a)	25,000	19,105
Corning, Inc. 5.85%, 11/15/68	18,000	16,688
CRH America Finance, Inc.
4.40%, 2/9/31	25,000	24,321
5.00%, 2/9/36	25,000	23,929
Crown Castle, Inc.
2.10%, 4/1/31	25,000	21,767
5.20%, 9/1/34	20,000	19,400
3.25%, 1/15/51(a)	15,000	9,409

See Notes to Financial Statements.

56    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2026
Investments in Long Securities	Principal Amount	Value
CSX Corp.
2.40%, 2/15/30	$75,000	$69,367
4.30%, 3/1/48	20,000	15,924
3.35%, 9/15/49	25,000	16,776
Cummins, Inc. 5.45%, 2/20/54	20,000	18,550
CVS Health Corp.
3.25%, 8/15/29	25,000	23,891
5.55%, 6/1/31	100,000	101,613
5.70%, 6/1/34	50,000	50,578
5.63%, 2/21/53	30,000	27,001
Deere & Co. 5.45%, 1/16/35(a)	50,000	50,755
Dell International LLC/EMC Corp.
4.75%, 7/15/31	100,000	98,023
3.38%, 12/15/41	35,000	25,769
3.45%, 12/15/51(a)	4,000	2,646
Devon Energy Corp. 5.60%, 7/15/41	15,000	14,390
DH Europe Finance II SARL 3.25%, 11/15/39	25,000	19,510
Diamondback Energy, Inc. 5.15%, 1/30/30	180,000	181,387
Digital Realty Trust LP 3.60%, 7/1/29	17,000	16,396
Dignity Health 5.27%, 11/1/64	25,000	21,673
Dollar General Corp.
3.50%, 4/3/30	125,000	118,338
5.45%, 7/5/33	10,000	10,013
Dollar Tree, Inc. 4.20%, 5/15/28	60,000	59,417
Dominion Energy, Inc. 3.38%, 4/1/30, Series C	35,000	33,142
Dow Chemical Co.
4.80%, 11/30/28	50,000	49,990
5.25%, 11/15/41	100,000	89,076
DTE Electric Co. 1.90%, 4/1/28, Series A	35,000	33,611
DTE Energy Co. 5.20%, 4/1/30(a)	25,000	25,135
Duke Energy Carolinas LLC 3.70%, 12/1/47	123,000	88,519
Duke Energy Corp. 3.95%, 8/15/47	35,000	25,588
Duke Energy Progress LLC
4.10%, 5/15/42	25,000	20,364
5.35%, 3/15/53	75,000	67,465
Eaton Corp. 4.70%, 8/23/52	25,000	21,151
eBay, Inc.
5.13%, 11/6/35	75,000	72,389
4.00%, 7/15/42	40,000	30,972
Investments in Long Securities	Principal Amount	Value
Ecolab, Inc.
3.25%, 12/1/27	$25,000	$24,622
2.13%, 8/15/50	38,000	19,598
2.70%, 12/15/51	75,000	43,561
Edison International 5.25%, 3/15/32	90,000	87,091
Eli Lilly & Co.
4.55%, 2/12/28	25,000	25,053
4.00%, 10/15/28	25,000	24,756
4.15%, 5/20/29	150,000	148,459
5.20%, 8/14/64	45,000	39,557
Emerson Electric Co. 1.80%, 10/15/27	28,000	27,203
Energy Transfer LP
5.60%, 9/1/34	182,000	182,191
6.25%, 4/15/49	30,000	29,062
Entergy Louisiana LLC
5.50%, 9/15/36	50,000	49,541
4.20%, 4/1/50	65,000	49,322
Enterprise Products Operating LLC
6.88%, 3/1/33, Series D	44,000	48,180
4.25%, 2/15/48	99,000	77,854
4.20%, 1/31/50	70,000	54,039
Equifax, Inc.
5.10%, 12/15/27	50,000	50,281
4.80%, 9/15/29	25,000	24,877
Equinix, Inc. 2.95%, 9/15/51	46,000	26,909
Equitable Holdings, Inc. 4.35%, 4/20/28	20,000	19,851
ERP Operating LP 5.45%, 10/1/36	20,000	19,867
Essential Utilities, Inc. 5.38%, 1/15/34	20,000	19,932
Essex Portfolio LP 2.65%, 9/1/50	100,000	56,954
Estee Lauder Cos., Inc. 1.95%, 3/15/31	40,000	35,033
Everest Reinsurance Holdings, Inc. 3.13%, 10/15/52	50,000	29,682
Evergy, Inc. 6.65%, 6/1/55, (6.65% fixed rate until 6/1/30; 5-year Constant Maturity Treasury Rate + 2.558% thereafter)(c)	75,000	75,768
Eversource Energy 5.95%, 2/1/29	40,000	40,954
Exelon Corp. 5.13%, 3/15/31	25,000	25,047
Exxon Mobil Corp. 4.33%, 3/19/50(a)	43,000	34,416
Fidelity National Information Services, Inc. 4.80%, 3/10/31	125,000	122,471

See Notes to Financial Statements.

WisdomTree Trust    57

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2026
Investments in Long Securities	Principal Amount	Value
Fifth Third Bancorp 5.63%, 1/29/32, (5.631% fixed rate until 1/29/31; Secured Overnight Financing Rate + 1.84% thereafter)(a)(c)	$50,000	$50,656
First Citizens BancShares, Inc. 4.87%, 3/3/32, (4.869% fixed rate until 3/3/31; Secured Overnight Financing Rate + 1.487% thereafter)(c)	125,000	120,292
Fiserv, Inc. 5.15%, 8/12/34(a)	75,000	71,324
Florida Power & Light Co.
4.40%, 5/15/28	100,000	99,762
5.15%, 6/15/29	30,000	30,364
3.15%, 10/1/49	110,000	70,854
5.80%, 3/15/65	10,000	9,422
Flowers Foods, Inc. 6.20%, 3/15/55	25,000	20,015
Ford Motor Co. 3.25%, 2/12/32	205,000	179,342
Ford Motor Credit Co. LLC 5.92%, 3/20/28	55,000	55,559
Fortive Corp. 4.75%, 5/15/31	105,000	102,787
Fortune Brands Innovations, Inc. 3.25%, 9/15/29	15,000	14,265
Fox Corp. 6.50%, 10/13/33	40,000	42,157
GATX Corp. 6.05%, 6/5/54	75,000	72,898
GE HealthCare Technologies, Inc. 4.80%, 8/14/29	25,000	24,991
General Dynamics Corp. 3.75%, 5/15/28	23,000	22,739
General Mills, Inc.
4.88%, 1/30/30	80,000	79,745
5.25%, 1/30/35(a)	25,000	24,534
General Motors Co.
4.20%, 10/1/27	71,000	70,655
6.60%, 4/1/36	63,000	66,254
6.25%, 10/2/43	25,000	24,429
General Motors Financial Co., Inc. 5.75%, 2/8/31	80,000	81,566
Georgia Power Co.
4.55%, 3/15/30	25,000	24,740
5.50%, 10/1/55(a)	30,000	27,615
Gilead Sciences, Inc.
4.40%, 5/20/29	100,000	99,132
5.25%, 10/15/33	60,000	60,498
5.10%, 6/15/35	95,000	93,801
GlaxoSmithKline Capital, Inc. 4.50%, 4/15/30	100,000	99,133
Investments in Long Securities	Principal Amount	Value
Global Payments, Inc.
4.50%, 11/15/28	$25,000	$24,660
5.40%, 8/15/32(a)	50,000	49,159
5.40%, 3/15/33	25,000	24,311
GLP Capital LP/GLP Financing II, Inc.
5.75%, 6/1/28	23,000	23,206
4.00%, 1/15/30	30,000	28,639
5.63%, 3/1/36	75,000	71,504
Goldman Sachs Group, Inc.
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(c)	90,000	89,112
6.48%, 10/24/29, (6.484% fixed rate until 10/24/28; Secured Overnight Financing Rate + 1.77% thereafter)(c)	175,000	180,398
4.52%, 1/21/32, (4.516% fixed rate until 1/21/31; Secured Overnight Financing Rate + 0.96% thereafter)(c)	25,000	24,230
5.07%, 1/21/37, (5.065% fixed rate until 1/21/36; Secured Overnight Financing Rate + 1.19% thereafter)(c)	35,000	33,245
4.75%, 10/21/45	40,000	33,660
5.56%, 11/19/45, (5.561% fixed rate until 11/19/44; Secured Overnight Financing Rate + 1.58% thereafter)(c)	225,000	209,298
Hanover Insurance Group, Inc. 5.50%, 9/1/35	25,000	24,436
HCA, Inc.
5.63%, 9/1/28	43,000	43,551
5.25%, 3/1/30	80,000	80,533
3.63%, 3/15/32	15,000	13,802
5.50%, 6/1/33	110,000	110,462
5.45%, 9/15/34	20,000	19,871
6.20%, 3/1/55(a)	20,000	19,343
Healthcare Realty Holdings LP 2.00%, 3/15/31(a)	20,000	17,387
Helmerich & Payne, Inc. 4.85%, 12/1/29	190,000	188,934
Hess Corp. 7.13%, 3/15/33	80,000	88,616
Hewlett Packard Enterprise Co.
5.25%, 4/1/33	75,000	74,231
6.20%, 10/15/35(a)	98,000	102,765
Home Depot, Inc.
4.40%, 3/15/45	50,000	41,312
5.30%, 6/25/54(a)	25,000	22,615
Honeywell Aerospace, Inc.
4.95%, 3/16/36	50,000	48,041
5.73%, 3/16/56	25,000	23,777
Honeywell International, Inc. 3.81%, 11/21/47	35,000	26,018

See Notes to Financial Statements.

58    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2026
Investments in Long Securities	Principal Amount	Value
Hormel Foods Corp. 1.80%, 6/11/30(a)	$20,000	$17,881
Host Hotels & Resorts LP 5.50%, 4/15/35	25,000	24,486
Humana, Inc.
5.75%, 3/1/28	135,000	136,749
4.80%, 3/15/47	18,000	14,412
Huntington Bancshares, Inc.
5.27%, 1/15/31, (5.272% fixed rate until 1/15/30; Secured Overnight Financing Rate + 1.276% thereafter)(c)	30,000	30,057
6.14%, 11/18/39, (6.141% fixed rate until 11/18/34; 5-year Constant Maturity Treasury Rate + 1.70% thereafter)(c)	35,000	35,024
Huntington Ingalls Industries, Inc.
2.04%, 8/16/28	25,000	23,697
4.20%, 5/1/30	3,000	2,908
Hyatt Hotels Corp. 5.38%, 12/15/31	20,000	20,039
Illinois Tool Works, Inc. 3.90%, 9/1/42	10,000	8,065
Ingersoll Rand, Inc. 5.70%, 8/14/33	60,000	61,216
Intel Corp.
5.15%, 2/21/34	30,000	29,260
3.25%, 11/15/49	80,000	49,321
6.13%, 5/15/56	50,000	47,170
Intercontinental Exchange, Inc.
3.10%, 9/15/27	5,000	4,938
4.60%, 3/15/33	73,000	70,605
3.00%, 6/15/50(a)	40,000	24,931
International Business Machines Corp. 4.00%, 6/20/42	105,000	81,641
International Flavors & Fragrances, Inc. 5.00%, 9/26/48	4,000	3,424
International Paper Co.
4.80%, 6/15/44	4,000	3,384
4.35%, 8/15/48(a)	19,000	14,624
Jacobs Engineering Group, Inc. 6.35%, 8/18/28	34,000	34,913
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
6.75%, 3/15/34	19,000	20,325
5.63%, 3/10/37(d)	50,000	48,632
Jefferies Financial Group, Inc. 5.50%, 2/15/36	50,000	47,376
Jersey Central Power & Light Co. 5.10%, 1/15/35	40,000	39,133
JetBlue Pass-Through Trust 4.00%, 11/15/32, Series 2020-1, Class A	64,010	59,585
JM Smucker Co. 4.25%, 3/15/35	65,000	59,485
Investments in Long Securities	Principal Amount	Value
Johnson & Johnson
2.10%, 9/1/40	$50,000	$33,763
5.25%, 6/1/54(a)	15,000	14,315
Johnson Controls International PLC 6.00%, 1/15/36	13,000	13,505
JPMorgan Chase & Co.
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(c)	48,000	47,250
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.522% thereafter)(c)	20,000	19,802
5.30%, 7/24/29, (5.299% fixed rate until 7/24/28; Secured Overnight Financing Rate + 1.45% thereafter)(c)	20,000	20,193
6.09%, 10/23/29, (6.087% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.57% thereafter)(c)	20,000	20,516
4.26%, 10/22/31, (4.255% fixed rate until 10/22/30; Secured Overnight Financing Rate + 0.93% thereafter)(c)	310,000	300,212
4.35%, 1/22/32, (4.347% fixed rate until 1/22/31; Secured Overnight Financing Rate + 0.84% thereafter)(c)	35,000	33,894
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; 3-month Secured Overnight Financing Rate + 1.25% thereafter)(c)	275,000	245,622
4.95%, 10/22/35, (4.946% fixed rate until 10/22/34; Secured Overnight Financing Rate + 1.34% thereafter)(c)	75,000	72,589
5.58%, 7/23/36, (5.576% fixed rate until 7/23/35; Secured Overnight Financing Rate + 1.635% thereafter)(c)	81,000	80,365
4.81%, 10/22/36, (4.81% fixed rate until 10/22/35; Secured Overnight Financing Rate + 1.19% thereafter)(c)	75,000	71,114
4.90%, 1/22/37, (4.898% fixed rate until 1/22/36; Secured Overnight Financing Rate + 1.07% thereafter)(c)	35,000	33,293
5.15%, 4/23/37, (5.148% fixed rate until 4/23/36; Secured Overnight Financing Rate + 1.26% thereafter)(c)	50,000	48,393
Juniper Networks, Inc. 2.00%, 12/10/30	10,000	8,752
Kaiser Foundation Hospitals 3.00%, 6/1/51, Series 2021	110,000	68,307
Kenvue, Inc. 5.00%, 3/22/30	60,000	60,221
Keurig Dr. Pepper, Inc. 4.42%, 12/15/46	23,000	18,169
Kimberly-Clark Corp. 3.90%, 5/4/47	40,000	30,488
KLA Corp. 3.30%, 3/1/50	20,000	13,182

See Notes to Financial Statements.

WisdomTree Trust    59

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2026
Investments in Long Securities	Principal Amount	Value
Kraft Heinz Foods Co. 5.20%, 7/15/45	$55,000	$47,722
Kroger Co.
5.00%, 9/15/34	25,000	24,166
5.15%, 8/1/43	40,000	36,090
L3Harris Technologies, Inc. 5.35%, 6/1/34	25,000	24,918
Las Vegas Sands Corp. 5.30%, 5/15/31	150,000	148,300
Legg Mason, Inc. 5.63%, 1/15/44	55,000	52,859
Leidos, Inc. 5.40%, 3/15/32	15,000	15,018
Lincoln National Corp. 5.85%, 3/15/34	35,000	35,216
Lockheed Martin Corp.
4.70%, 12/15/31	30,000	29,782
4.80%, 8/15/34	25,000	24,398
6.15%, 9/1/36, Series B	149,000	158,109
Lowe’s Cos., Inc.
4.00%, 10/15/28	155,000	152,711
4.05%, 5/3/47	115,000	86,297
3.50%, 4/1/51	75,000	49,620
LYB International Finance BV 5.25%, 7/15/43	42,000	36,428
M&T Bank Corp. 5.30%, 4/18/36, (5.295% fixed rate until 4/18/31; 5-year Constant Maturity Treasury Rate + 1.38% thereafter)(a)(c)	115,000	112,686
Marathon Petroleum Corp. 5.00%, 9/15/54	3,000	2,504
Markel Group, Inc. 3.35%, 9/17/29	100,000	95,369
Marriott International, Inc. 5.65%, 9/15/36, Series YY(a)	50,000	49,651
Marsh & McLennan Cos., Inc.
4.38%, 3/15/29	75,000	74,225
2.38%, 12/15/31	175,000	153,157
5.15%, 3/15/34	25,000	24,614
5.70%, 9/15/53	10,000	9,412
Martin Marietta Materials, Inc. 4.85%, 8/15/29	50,000	50,031
Marvell Technology, Inc. 5.30%, 4/15/36	75,000	72,349
Mass General Brigham, Inc. 3.19%, 7/1/49, Series 2020	140,000	92,164
Massachusetts Institute of Technology 3.89%, 7/1/2116(a)	30,000	19,564
Mastercard, Inc. 4.35%, 1/15/32	50,000	48,664
McCormick & Co., Inc. 4.20%, 8/15/47	10,000	7,672
Investments in Long Securities	Principal Amount	Value
McDonald’s Corp. 4.88%, 12/9/45	$30,000	$26,016
Medtronic, Inc. 4.38%, 3/15/35	60,000	56,453
Merck & Co., Inc.
3.70%, 2/10/45	75,000	56,569
5.00%, 5/17/53	15,000	12,999
5.85%, 5/22/56	30,000	29,279
Meta Platforms, Inc.
4.30%, 8/15/29(a)	175,000	173,571
3.85%, 8/15/32(a)	50,000	46,396
4.88%, 11/15/35(a)	90,000	84,297
5.50%, 11/15/45	20,000	17,364
5.60%, 5/15/53	25,000	20,999
6.30%, 5/15/56	25,000	23,062
5.75%, 5/15/63	65,000	53,694
5.75%, 11/15/65	37,000	30,475
MetLife, Inc. 4.05%, 3/1/45	40,000	31,390
Microsoft Corp.
3.45%, 8/8/36(a)	50,000	43,600
4.00%, 2/12/55	60,000	44,200
Mid-America Apartments LP 3.95%, 3/15/29	75,000	73,457
Molson Coors Beverage Co. 5.00%, 5/1/42(a)	30,000	26,450
Mondelez International, Inc. 2.75%, 4/13/30	50,000	46,404
Moody’s Corp. 4.88%, 12/17/48	30,000	25,417
Morgan Stanley
3.59%, 7/22/28(c)	272,000	269,299
5.45%, 7/20/29, (5.449% fixed rate until 7/20/28; Secured Overnight Financing Rate + 1.63% thereafter)(c)	70,000	70,767
3.62%, 4/1/31, (3.622% fixed rate until 4/1/30; Secured Overnight Financing Rate + 3.12% thereafter)(c)	65,000	61,838
4.71%, 3/12/32, (4.708% fixed rate until 3/12/31; Secured Overnight Financing Rate + 1.195% thereafter)(c)	160,000	156,218
6.34%, 10/18/33, (6.342% fixed rate until 10/18/32; Secured Overnight Financing Rate + 2.56% thereafter)(c)	50,000	52,393
5.66%, 4/17/36, (5.664% fixed rate until 4/17/35; Secured Overnight Financing Rate + 1.757% thereafter)(c)	100,000	100,320
5.31%, 1/18/41, (5.314% fixed rate until 1/18/36; 5-year Constant Maturity Treasury Rate + 1.17% thereafter)(c)	75,000	71,162
4.30%, 1/27/45	20,000	16,221
5.52%, 11/19/55, (5.516% fixed rate until 11/19/54; Secured Overnight Financing Rate + 1.71% thereafter)(c)	80,000	73,325
See Notes to Financial Statements.

60    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2026
Investments in Long Securities	Principal Amount	Value
Motorola Solutions, Inc. 2.30%, 11/15/30	$25,000	$22,349
MPLX LP
4.00%, 3/15/28	18,000	17,797
6.20%, 9/15/55(a)	25,000	24,300
Nasdaq, Inc. 3.95%, 3/7/52	23,000	16,592
National Rural Utilities Cooperative Finance Corp.
4.15%, 8/25/28, Series D	35,000	34,680
3.90%, 11/1/28	18,000	17,685
4.02%, 11/1/32	43,000	40,352
4.15%, 12/15/32	100,000	94,584
New York & Presbyterian Hospital 2.61%, 8/1/60	25,000	13,041
NextEra Energy Capital Holdings, Inc. 3.50%, 4/1/29	140,000	135,595
NIKE, Inc. 2.85%, 3/27/30(a)	52,000	48,685
NiSource, Inc.
4.38%, 5/15/47	25,000	19,712
3.95%, 3/30/48	18,000	13,189
Nordson Corp. 4.50%, 12/15/29	25,000	24,659
Norfolk Southern Corp.
5.55%, 3/15/34	25,000	25,575
3.70%, 3/15/53	25,000	17,221
Northern States Power Co. 5.55%, 5/15/56	25,000	23,194
Northern Trust Corp. 5.12%, 11/19/40, (5.117% fixed rate until 11/19/35; 5-year Constant Maturity Treasury Rate + 1.05% thereafter)(c)	140,000	133,475
Northrop Grumman Corp. 4.70%, 3/15/33(a)	65,000	63,433
NSTAR Electric Co. 4.95%, 9/15/52	25,000	21,395
NVIDIA Corp. 3.50%, 4/1/50(a)	45,000	30,283
Occidental Petroleum Corp.
6.45%, 9/15/36	62,000	65,475
6.60%, 3/15/46	10,000	10,390
6.05%, 10/1/54(a)	60,000	58,830
Oglethorpe Power Corp. 5.95%, 11/1/39	60,000	60,502
Ohio Power Co. 1.63%, 1/15/31, Series Q	78,000	67,555
Omega Healthcare Investors, Inc.
4.75%, 1/15/28	23,000	22,943
3.63%, 10/1/29	31,000	29,609
Oncor Electric Delivery Co. LLC 4.55%, 9/15/32	125,000	121,047
Investments in Long Securities	Principal Amount	Value
ONEOK, Inc.
6.05%, 9/1/33	$110,000	$113,491
4.20%, 10/3/47	88,000	65,990
5.20%, 7/15/48	25,000	21,498
Oracle Corp.
4.90%, 2/6/33(a)	142,000	130,744
4.30%, 7/8/34	75,000	64,802
5.38%, 7/15/40	142,000	117,976
3.65%, 3/25/41(a)	70,000	47,350
4.00%, 7/15/46(a)	20,000	12,815
6.00%, 8/3/55(a)	25,000	20,124
6.70%, 2/4/56	25,000	22,031
6.85%, 2/4/66	25,000	21,943
O’Reilly Automotive, Inc.
3.90%, 6/1/29	13,000	12,694
5.10%, 3/12/36	75,000	72,316
Otis Worldwide Corp. 5.13%, 11/19/31	50,000	50,156
Owens Corning 4.30%, 7/15/47	23,000	18,021
PACCAR Financial Corp. 4.00%, 8/8/28	25,000	24,759
Pacific Gas & Electric Co. 2.50%, 2/1/31	357,000	318,280
PacifiCorp
5.80%, 4/15/36	80,000	79,907
3.30%, 3/15/51	125,000	77,201
Parker-Hannifin Corp.
4.25%, 9/15/27	93,000	92,797
6.25%, 5/15/38, Series A	15,000	16,005
PayPal Holdings, Inc.
2.85%, 10/1/29	55,000	51,834
4.95%, 6/1/31	50,000	49,298
PECO Energy Co. 5.25%, 9/15/54	100,000	88,758
PepsiCo, Inc.
4.10%, 1/15/29	20,000	19,815
2.75%, 10/21/51	40,000	23,716
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 5/19/28	285,000	284,316
4.65%, 5/19/30	25,000	24,811
4.75%, 5/19/33	63,000	61,452
5.34%, 5/19/63	25,000	21,864
Pfizer, Inc.
7.20%, 3/15/39	58,000	65,912
5.60%, 11/15/55(a)	20,000	19,012
PG&E Wildfire Recovery Funding LLC
4.45%, 12/1/47, Series A-4	100,000	83,988
5.21%, 12/1/47, Series A-4	45,000	41,318

See Notes to Financial Statements.

WisdomTree Trust    61

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2026
Investments in Long Securities	Principal Amount	Value
Philip Morris International, Inc.
1.75%, 11/1/30	$30,000	$26,404
4.88%, 11/15/43	32,000	28,180
Phillips 66 5.88%, 5/1/42	47,000	46,744
Piedmont Natural Gas Co., Inc. 2.50%, 3/15/31	5,000	4,482
Pilgrim’s Pride Corp. 6.25%, 7/1/33	90,000	93,108
PNC Financial Services Group, Inc.
3.45%, 4/23/29	187,000	181,149
5.58%, 6/12/29, (5.582% fixed rate until 6/12/28; Secured Overnight Financing Rate + 1.841% thereafter)(c)	20,000	20,295
6.88%, 10/20/34, (6.875% fixed rate until 10/20/33; Secured Overnight Financing Rate + 2.284% thereafter)(c)	55,000	59,591
PPL Electric Utilities Corp.
5.00%, 5/15/33	100,000	98,934
5.55%, 8/15/55	20,000	18,648
Procter & Gamble Co. 3.00%, 3/25/30	35,000	33,126
Progressive Corp.
3.00%, 3/15/32	25,000	22,536
3.95%, 3/26/50	27,000	20,079
Prologis LP 5.25%, 5/15/35	75,000	74,042
Providence St. Joseph Health Obligated Group 3.74%, 10/1/47, Series I	78,000	56,763
Prudential Financial, Inc.
6.00%, 9/1/52, (6.00% fixed rate until 9/1/32; 5-year Constant Maturity Treasury Rate + 3.234% thereafter)(c)	40,000	40,227
6.25%, 6/15/56, (6.25% fixed rate until 6/15/36; 5-year Constant Maturity Treasury Rate + 1.779% thereafter)(c)	50,000	49,253
Public Service Co. of Colorado
3.60%, 9/15/42	90,000	68,332
4.30%, 3/15/44	70,000	57,434
Public Service Co. of Oklahoma 6.30%, 8/15/56, Series P	50,000	49,770
Public Service Electric & Gas Co.
3.60%, 12/1/47	96,000	68,676
2.05%, 8/1/50	3,000	1,526
Public Storage Operating Co. 5.35%, 8/1/53	15,000	13,677
Puget Sound Energy, Inc. 4.22%, 6/15/48	25,000	19,434
QUALCOMM, Inc. 4.50%, 5/20/52	25,000	19,611
Quest Diagnostics, Inc. 5.00%, 12/15/34	25,000	24,349
Investments in Long Securities	Principal Amount	Value
Raymond James Financial, Inc. 4.65%, 4/1/30	$25,000	$24,795
Realty Income Corp. 4.90%, 7/15/33	45,000	43,893
Regency Centers LP 5.10%, 1/15/35	80,000	78,169
Rockwell Automation, Inc. 4.20%, 3/1/49	38,000	30,356
Roper Technologies, Inc. 1.40%, 9/15/27	24,000	23,267
Royalty Pharma PLC 5.15%, 9/2/29	75,000	75,421
RTX Corp. 4.05%, 5/4/47	110,000	84,740
S&P Global, Inc. 2.90%, 3/1/32	145,000	130,249
Sabine Pass Liquefaction LLC 4.20%, 3/15/28(a)	50,000	49,673
Sabra Health Care LP 3.90%, 10/15/29	30,000	28,996
Salesforce, Inc.
5.55%, 3/15/36	103,000	101,189
3.05%, 7/15/61(a)	50,000	26,655
San Diego Gas & Electric Co. 3.70%, 3/15/52	25,000	17,268
Sempra 4.00%, 2/1/48	70,000	50,753
ServiceNow, Inc. 6.30%, 5/15/56(a)	60,000	59,516
Shell Finance US, Inc. 5.50%, 3/25/40	27,000	26,656
Sherwin-Williams Co. 3.80%, 8/15/49(a)	30,000	21,690
Simon Property Group LP
6.25%, 1/15/34	40,000	42,067
3.25%, 9/13/49(a)	15,000	9,827
Solventum Corp. 5.60%, 3/23/34(a)	32,000	32,134
Sonoco Products Co. 5.00%, 9/1/34(a)	55,000	53,016
Southern California Edison Co. 4.65%, 10/1/43	44,000	35,874
Southern California Gas Co.
5.13%, 11/15/40	60,000	55,925
5.75%, 6/1/53	30,000	28,124
Southern Co. Gas Capital Corp. 4.40%, 6/1/43	21,000	17,367
Southern Power Co. 4.25%, 10/1/30, Series A	25,000	24,300
Space Exploration Technologies Corp.
5.65%, 7/15/33(d)	50,000	48,155
6.65%, 7/15/56(a)(d)	70,000	62,308

See Notes to Financial Statements.

62    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2026
Investments in Long Securities	Principal Amount	Value
Spectra Energy Partners LP 4.50%, 3/15/45	$45,000	$36,644
Stanford Health Care 3.80%, 11/15/48, Series 2018	93,000	69,304
State Street Corp.
5.82%, 11/4/28, (5.82% fixed rate until 11/4/27; Secured Overnight Financing Rate + 1.715% thereafter)(a)(c)	25,000	25,354
4.56%, 4/23/32, (4.558% fixed rate until 4/23/31; Secured Overnight Financing Rate + 0.914% thereafter)(c)	100,000	97,791
4.42%, 5/13/33, (4.421% fixed rate until 5/13/32; Secured Overnight Financing Rate + 1.605% thereafter)(c)	75,000	72,254
Steel Dynamics, Inc. 3.45%, 4/15/30	20,000	18,964
Sumisho Air Lease Corp. 4.63%, 10/1/28	46,000	45,813
Sutter Health 3.16%, 8/15/40, Series 20A	25,000	18,956
Sysco Corp. 6.60%, 4/1/50(a)	25,000	25,470
System Energy Resources, Inc. 5.30%, 12/15/34	25,000	24,435
Targa Resources Corp.
6.15%, 3/1/29	10,000	10,285
6.50%, 3/30/34	10,000	10,573
6.25%, 7/1/52(a)	75,000	73,669
Target Corp. 4.00%, 7/1/42	35,000	28,451
Teledyne FLIR LLC 2.50%, 8/1/30	75,000	68,046
Texas Instruments, Inc. 2.70%, 9/15/51	35,000	20,218
Thermo Fisher Scientific, Inc.
4.95%, 11/21/32	50,000	49,738
5.09%, 8/10/33	10,000	9,960
4.89%, 10/7/37	50,000	47,758
Time Warner Cable LLC 5.88%, 11/15/40	75,000	65,157
TJX Cos., Inc. 3.88%, 4/15/30	20,000	19,340
T-Mobile USA, Inc.
5.20%, 1/15/33	50,000	49,655
5.75%, 1/15/34	35,000	35,501
4.70%, 1/15/35	55,000	51,660
3.30%, 2/15/51	85,000	52,439
3.60%, 11/15/60	30,000	18,165
Toyota Motor Credit Corp.
4.55%, 8/9/29	100,000	99,477
4.55%, 5/14/31, Series B	50,000	49,096
4.60%, 3/11/33, Series B	35,000	33,841
Investments in Long Securities	Principal Amount	Value
TPG Operating Group II LP 5.88%, 3/5/34	$50,000	$50,301
Trane Technologies Holdco, Inc. 3.75%, 8/21/28	45,000	44,310
Transcontinental Gas Pipe Line Co. LLC 4.45%, 8/1/42	30,000	25,243
Travelers Cos., Inc.
6.25%, 6/15/37	14,000	14,864
2.55%, 4/27/50	125,000	71,295
Trinity Health Corp. 2.63%, 12/1/40, Series 2021	270,000	190,405
Truist Financial Corp.
5.07%, 5/20/31, (5.071% fixed rate until 5/20/30; Secured Overnight Financing Rate + 1.309% thereafter)(c)	30,000	29,931
5.12%, 1/26/34, (5.122% fixed rate until 1/26/33; Secured Overnight Financing Rate + 1.852% thereafter)(c)	135,000	132,481
5.87%, 6/8/34, (5.867% fixed rate until 6/8/33; Secured Overnight Financing Rate + 2.361% thereafter)(c)	15,000	15,269
TWDC Enterprises 18 Corp.
3.70%, 12/1/42	5,000	3,878
3.00%, 7/30/46	123,000	81,908
Tyson Foods, Inc. 4.88%, 8/15/34	128,000	122,688
U.S. Bancorp 5.84%, 6/12/34, (5.836% fixed rate until 6/10/33; Secured Overnight Financing Rate + 2.26% thereafter)(c)	165,000	168,789
UDR, Inc. 2.10%, 8/1/32	25,000	20,952
Union Electric Co. 5.13%, 3/15/55	75,000	65,520
Union Pacific Corp.
4.00%, 4/15/47	44,000	33,786
3.84%, 3/20/60	73,000	49,976
3.75%, 2/5/70	20,000	12,958
United Airlines Pass-Through Trust 5.80%, 1/15/36, Series 2023-1, Class A	53,297	54,289
United Parcel Service, Inc. 5.20%, 4/1/40(a)	73,000	70,276
UnitedHealth Group, Inc.
6.63%, 11/15/37	60,000	65,130
2.75%, 5/15/40	40,000	28,781
4.45%, 12/15/48	15,000	11,996
5.20%, 4/15/63	30,000	25,436
5.75%, 7/15/64	80,000	74,003
University of Southern California 3.84%, 10/1/47, Series 2017(a)	55,000	42,754
Valero Energy Corp. 7.50%, 4/15/32	50,000	55,742

See Notes to Financial Statements.

WisdomTree Trust    63

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2026
Investments in Long Securities	Principal Amount	Value
Ventas Realty LP
4.75%, 11/15/30	$64,000	$63,151
4.38%, 2/1/45	10,000	8,123
Verizon Communications, Inc.
4.33%, 9/21/28	15,000	14,975
4.02%, 12/3/29	65,000	63,368
1.68%, 10/30/30	66,000	57,911
5.00%, 1/15/36	50,000	47,464
5.75%, 11/30/45	45,000	42,030
2.99%, 10/30/56	125,000	69,201
3.00%, 11/20/60(a)	25,000	13,656
Viatris, Inc.
3.85%, 6/22/40	30,000	23,000
4.00%, 6/22/50	25,000	16,773
VICI Properties LP 5.13%, 11/15/31	40,000	39,149
Virginia Electric & Power Co. 2.95%, 11/15/51	180,000	106,934
Visa, Inc.
2.75%, 9/15/27	63,000	62,024
1.10%, 2/15/31	30,000	25,768
Vulcan Materials Co. 3.50%, 6/1/30	60,000	56,919
Walmart, Inc.
5.00%, 10/25/40	25,000	24,346
4.05%, 6/29/48	40,000	31,643
Walt Disney Co. 2.75%, 9/1/49	50,000	29,906
Waste Management, Inc. 4.63%, 2/15/30	66,000	65,674
Webster Financial Corp. 5.78%, 9/11/35, (5.784% fixed rate until 9/11/30; 5-year Constant Maturity Treasury Rate + 2.125% thereafter)(c)	88,000	88,136
Wells Fargo & Co.
6.30%, 10/23/29, (6.303% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.79% thereafter)(c)	71,000	73,067
4.18%, 1/23/30, (4.182% fixed rate until 1/23/29; Secured Overnight Financing Rate + 0.74% thereafter)(c)	223,000	219,414
4.84%, 5/20/32, (4.844% fixed rate until 5/20/31; Secured Overnight Financing Rate + 0.97% thereafter)(c)	150,000	147,709
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(c)	41,000	30,201
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(c)	115,000	98,761
Welltower OP LLC 4.25%, 4/15/28	102,000	101,433
Investments in Long Securities	Principal Amount	Value
Western Midstream Operating LP 6.35%, 1/15/29	$50,000	$51,517
Westlake Corp. 5.00%, 8/15/46(a)	20,000	16,922
Williams Cos., Inc. 5.75%, 6/24/44	50,000	47,798
Wisconsin Public Service Corp. 4.55%, 12/1/29	35,000	34,800
Total United States		30,769,180
TOTAL CORPORATE BONDS (Cost: $36,056,157)		34,662,289
FOREIGN GOVERNMENT AGENCIES – 0.3%
Canada – 0.1%
Province of British Columbia 4.80%, 11/15/28	65,000	65,491
Province of Ontario 1.13%, 10/7/30	80,000	69,842
Province of Quebec 7.50%, 9/15/29	31,000	33,586
Total Canada		168,919
Japan – 0.1%
Japan Bank for International Cooperation 4.63%, 7/19/28	150,000	150,344
South Korea – 0.1%
Export-Import Bank of Korea 4.88%, 1/14/30	75,000	75,518
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $398,312)		394,781
FOREIGN GOVERNMENT OBLIGATIONS – 1.2%
Canada – 0.0%
Canada Government International Bonds 3.75%, 4/26/28	45,000	44,577
Chile – 0.2%
Chile Government International Bonds
3.50%, 1/31/34	200,000	178,696
3.50%, 1/25/50	120,000	83,292
Total Chile		261,988
Indonesia – 0.1%
Indonesia Government International Bonds
4.35%, 1/11/48	50,000	39,309
3.50%, 2/14/50(a)	105,000	70,547
Total Indonesia		109,856
Mexico – 0.2%
Mexico Government International Bonds
6.88%, 5/13/37	225,000	232,009
4.28%, 8/14/41	160,000	122,733
Total Mexico		354,742

See Notes to Financial Statements.

64    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2026
Investments in Long Securities	Principal Amount	Value
Panama – 0.2%
Panama Government International Bonds 6.70%, 1/26/36	$315,000	$332,464
Peru – 0.1%
Peru Government International Bonds
5.63%, 11/18/50	50,000	46,695
3.23%, 7/28/2121	70,000	36,807
Total Peru		83,502
Philippines – 0.1%
Philippines Government International Bonds 5.00%, 7/17/33	216,000	212,795
Poland – 0.3%
Republic of Poland Government International Bonds
5.50%, 11/16/27	265,000	268,351
5.38%, 4/14/36	75,000	73,923
5.50%, 3/18/54	35,000	31,311
Total Poland		373,585
Uruguay – 0.0%
Uruguay Government International Bonds 4.98%, 4/20/55(a)	34,000	29,136
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,882,272)		1,802,645
SUPRANATIONAL BONDS – 1.3%
Asian Development Bank
2.50%, 11/2/27	170,000	166,515
4.50%, 8/25/28	170,000	170,439
3.75%, 8/28/30	260,000	253,119
Asian Infrastructure Investment Bank 3.88%, 4/22/31	175,000	170,447
European Investment Bank
3.75%, 5/15/29	150,000	147,459
4.38%, 10/10/31	100,000	99,329
4.25%, 2/8/36	35,000	33,697
Inter-American Development Bank
3.50%, 9/14/29	25,000	24,345
4.38%, 7/17/34	125,000	122,489
4.38%, 7/16/35	60,000	58,444
Inter-American Investment Corp. 3.63%, 11/20/28	80,000	78,691
International Bank for Reconstruction & Development
2.50%, 11/22/27	114,000	111,546
0.88%, 5/14/30	293,000	257,471
4.00%, 7/25/30	130,000	127,802
2.50%, 3/29/32	100,000	89,930
TOTAL SUPRANATIONAL BONDS (Cost: $1,941,694)		1,911,723
Investments in Long Securities	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.4%
United States – 1.4%
BANK
2.85%, 10/17/52, Series 2019-BNK21, Class A5	$75,000	$70,244
3.18%, 2/15/55, Series 2022-BNK39, Class AS	63,000	55,052
BANK5
5.23%, 11/15/58, Series 2025-5YR17, Class A3	40,000	40,088
5.15%, 12/15/58, Series 2025-5YR18, Class A3	75,000	74,930
5.27%, 12/15/58, Series 2025-5YR19, Class A3	50,000	50,169
Benchmark Mortgage Trust
2.91%, 9/15/43, Series 2020-IG1, Class AS*(c)	60,000	50,142
1.98%, 8/15/54, Series 2021-B28, Class ASB	75,000	69,566
4.59%, 5/15/55, Series 2022-B35, Class A5*(c)	30,000	28,486
5.81%, 5/15/55, Series 2023-V2, Class A3*(c)	150,000	151,721
5.18%, 4/15/57, Series 2025-V14, Class A3	50,000	50,057
BMO Mortgage Trust 5.60%, 3/15/57, Series 2024-C8, Class A5*(c)	45,000	45,615
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.69%, 1/25/29, Series K088, Class A2	80,000	78,256
5.48%, 1/25/29, Series K516, Class A2	50,000	50,768
5.18%, 3/25/29, Series K520, Class A2*(c)	65,000	65,645
2.52%, 10/25/29, Series K101, Class A2	50,000	46,912
2.54%, 10/25/29, Series K102, Class A2	20,000	18,784
2.07%, 1/25/30, Series K106, Class A2	113,000	103,832
2.35%, 11/25/31, Series K137, Class A2*(c)	35,000	31,072
2.59%, 1/25/32, Series K139, Class A2*(c)	40,000	35,869
3.00%, 6/25/32, Series K147, Class A2*(c)	60,000	54,523
4.35%, 1/25/33, Series K154, Class A2*(c)	200,000	194,258
4.17%, 2/25/33, Series K765, Class A2*(c)	25,000	24,027
4.05%, 7/25/33, Series K-158, Class A2	150,000	142,735
1.24%, 1/25/35, Series K1516, Class A1	75,692	63,942
4.39%, 12/25/35, Series K-176, Class A2*(c)	100,000	95,547
Federal National Mortgage Association-Aces
3.17%, 3/25/28, Series 2018-M4, Class A2*(c)	15,031	14,740
3.68%, 9/25/28, Series 2019-M1, Class A2*(c)	17,502	17,172
3.61%, 2/25/31, Series 2019-M4, Class A2	3,787	3,618
3.89%, 9/25/32, Series 2023-M4, Class A2*(c)	50,000	47,265
Morgan Stanley Capital I Trust 2.44%, 6/15/54, Series 2021-L6, Class A4*(c)	50,000	44,155
UBS Commercial Mortgage Trust
4.30%, 8/15/51, Series 2018-C12, Class A5	50,000	49,146
4.07%, 12/15/51, Series 2018-C15, Class A3	17,669	17,340
Wells Fargo Commercial Mortgage Trust
2.40%, 7/15/53, Series 2020-C58, Class AS	40,000	34,296
6.10%, 1/15/58, Series 2025-5C3, Class A3	100,000	102,764
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $2,107,003)		2,022,736

See Notes to Financial Statements.

WisdomTree Trust    65

Schedule of Investments (continued) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2026
Investments in Long Securities	Principal Amount	Value
MUNICIPAL BONDS – 0.3%
United States – 0.3%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue 6.90%, 12/1/40, Series B	$45,231	$49,453
City of Houston 3.96%, 3/1/47	50,000	41,708
New York City Municipal Water Finance Authority 5.44%, 6/15/43, Series AA	50,000	47,058
Port Authority of New York & New Jersey
5.65%, 11/1/40	100,000	102,757
4.81%, 10/15/65, Series 192	25,000	21,546
Port of Morrow 2.54%, 9/1/40, Series 1	20,000	14,907
State of California 7.55%, 4/1/39	50,000	57,680
State of Mississippi 5.25%, 11/1/34, Series F	75,000	75,498
Texas Department of Transportation State Highway Fund 5.18%, 4/1/30, Series B-BUILD	50,000	50,370
University of California 3.35%, 7/1/29, Series BD	10,000	9,677
University of Michigan 3.50%, 4/1/52, Series A	50,000	35,477
TOTAL MUNICIPAL BONDS (Cost: $632,632)		506,131
ASSET-BACKED SECURITIES – 0.4%
United States – 0.4%
Capital One Multi-Asset Execution Trust 4.02%, 9/15/32, Series 2025-A2, Class A	100,000	97,550
Capital One Prime Auto Receivables Trust 3.92%, 2/18/31, Series 2025-1, Class A4	50,000	49,000
Carmax Auto Owner Trust 4.48%, 3/15/30, Series 2025-2, Class A3	40,000	39,990
Chase Issuance Trust 4.63%, 1/15/31, Series 2024-A2, Class A	100,000	100,121
Honda Auto Receivables Owner Trust 3.98%, 6/17/30, Series 2025-4, Class A3	40,000	39,691
Mercedes-Benz Auto Receivables Trust 4.92%, 4/15/31, Series 2025-1, Class A4	50,000	50,296
Nissan Auto Lease Trust 3.87%, 3/15/29, Series 2026-A, Class A3	100,000	98,997
Toyota Auto Receivables Owner Trust 4.34%, 11/15/29, Series 2025-B, Class A3	40,000	39,951
TOTAL ASSET-BACKED SECURITIES (Cost: $518,789)		515,596
MORTGAGE-BACKED SECURITIES – 0.2%
United States – 0.2%
Federal Home Loan Mortgage Corp.
2.00%, 10/1/40	51,472	44,346
2.50%, 7/1/41	23,815	21,035
Investments in Long Securities	Principal Amount	Value
3.00%, 9/1/42	$47,205	$42,475
5.50%, 10/1/45	20,327	20,332
5.00%, 7/1/46	24,623	24,203
Federal National Mortgage Association
2.00%, 8/1/41	94,236	80,484
4.50%, 5/1/46	48,928	46,816
TOTAL MORTGAGE-BACKED SECURITIES (Cost: $282,456)		279,691
REPURCHASE AGREEMENT – 4.1%
United States – 4.1%
Citigroup, Inc., tri-party repurchase agreement dated 08/31/26 (tri-party custodian: The Bank of New York Mellon Corp.), 3.67% due 9/1/26; Proceeds at maturity – $5,890,600 (fully collateralized by U.S. Treasury Note, 4.50% due 8/31/33; Market value including accrued interest – $6,007,856) (Cost: $5,890,000)	5,890,000	5,890,000
	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
United States – 0.3%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.63%(e) (Cost: $374,860)	374,860	374,860
TOTAL INVESTMENTS IN LONG SECURITIES BEFORE TBA SALE COMMITMENTS – 103.0% (Cost: $153,371,893)		148,882,827
TBA Sale Commitments	Principal Amount
U.S. GOVERNMENT AGENCIES TBA SALE COMMITMENTS – 0.0%
Uniform Mortgage-Backed Securities – 0.0%
3.00%, 9/15/41(b)	$(50,000)	(46,578)
TOTAL TBA SALE COMMITMENTS (Proceeds: $46,824)		(46,578)
Other Liabilities less Assets – (3.0)%		(4,344,806)
NET ASSETS – 100.0%		$144,491,443

*     Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)     Security, or portion thereof, was on loan at August 31, 2026 (See Note 2). At August 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,781,480 and the total market value of the collateral held by the Fund was $6,989,292. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,614,432.

(b)     To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

(c)     Rate shown reflects the accrual rate as of August 31, 2026 on securities with variable or step rates.

(d)     This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)     Rate shown represents annualized 7-day yield as of August 31, 2026.

See Notes to Financial Statements.

66    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (AGZD) August 31, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value[1]	Unrealized Appreciation
2 Year U.S. Treasury Note	187	12/31/26	$(38,378,828)	$77,081
5 Year U.S. Treasury Note	379	12/31/26	(40,061,484)	132,518
10 Year U.S. Treasury Note	294	12/21/26	(31,650,938)	169,493
U.S. Treasury Long Bond	188	12/21/26	(20,421,500)	56,157
U.S. Treasury Ultra Long Term Bond	27	12/21/26	(2,970,844)	8,261
Ultra 10 Year U.S. Treasury Note	103	12/21/26	(11,270,453)	59,842
			$(144,754,047)	$503,352

¹  Notional value is derived by multiplying the number of contracts by the applicable contract multiplier or factor and the current futures price.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$34,264,901	$—	$34,264,901
U.S. Government Obligations	—	66,257,474	—	66,257,474
Corporate Bonds	—	34,662,289	—	34,662,289
Foreign Government Agencies	—	394,781	—	394,781
Foreign Government Obligations	—	1,802,645	—	1,802,645
Supranational Bonds	—	1,911,723	—	1,911,723
Commercial Mortgage-Backed Securities	—	2,022,736	—	2,022,736
Municipal Bonds	—	506,131	—	506,131
Asset-Backed Securities	—	515,596	—	515,596
Repurchase Agreement	—	5,890,000	—	5,890,000
Investment of Cash Collateral for Securities Loaned	—	374,860	—	374,860
Mortgage-Backed Securities	—	279,691	—	279,691
Total Investments in Securities	$—	$148,882,827	$—	$148,882,827
Financial Derivative Instruments
Futures Contracts[1]	$503,352	$—	$—	$503,352
Liabilities:
TBA Sale Commitments
U.S. Government Agencies	$—	$(46,578)	$—	$(46,578)
Total – Net	$503,352	$148,836,249	$—	$149,339,601

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    67

Schedule of Investments WisdomTree Mortgage Plus Bond Fund (MTGP) August 31, 2026
Investments	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS – 1.0%
Cayman Islands – 1.0%
LCM 28 Ltd. 6.14%, 10/20/30, Series 28A, Class C, (6.141% fixed rate until 10/20/26; 3-month Secured Overnight Financing Rate + 2.412% thereafter)*(a)(b)	$256,053	$256,283
LCM XVIII LP 5.84%, 4/20/31, Series 18A, Class CR, (5.841% fixed rate until 10/20/26; 3-month Secured Overnight Financing Rate + 2.112% thereafter)*(a)(b)	4,674	4,678
Sound Point CLO XXIX Ltd. 5.41%, 4/25/34, Series 2021-1A, Class B1R, (5.41% fixed rate until 10/25/26; 3-month Secured Overnight Financing Rate + 1.60% thereafter)*(a)(b)	500,000	500,700
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost: $754,371)		761,661
COLLATERALIZED MORTGAGE OBLIGATIONS – 54.3%
Chase Home Lending Mortgage Trust 6.50%, 1/25/55, Series 2024-1, Class A9*(a)(b)	196,947	199,608
CIM Trust 2.50%, 4/25/51, Series 2021-J2, Class A19*(a)(b)	257,866	206,536
Federal Home Loan Mortgage Corp. REMICs
6.00%, 7/15/29, Series 2175, Class TH	6,208	6,254
6.00%, 5/15/32, Series 2448, Class ZQ	9,579	9,690
3.00%, 8/15/32, Series 4092, Class AY	181,398	174,421
6.00%, 8/15/32, Series 2485, Class WG	8,058	8,236
5.50%, 11/15/32, Series 2519, Class ZD	37,705	38,123
5.50%, 11/15/32, Series 2520, Class PH	54,459	55,348
4.20%, 6/15/34, Series 2812, Class MF, (Secured Overnight Financing Rate 30 Day Average + 0.564%)*(a)	63,508	63,441
5.50%, 6/15/34, Series 2810, Class ME	13,200	13,379
5.50%, 9/15/34, Series 2861, Class Z	130,099	130,652
5.00%, 11/15/34, Series 2893, Class PE	92,560	92,302
6.00%, 11/15/36, Series 3244, Class LZ	131	132
5.00%, 4/15/40, Series 3658, Class CZ	288,824	286,247
4.50%, 9/15/40, Series 3726, Class QZ	360,777	350,376
4.00%, 1/15/41, Series 4179, Class AZ	278,091	265,236
3.50%, 5/15/41, Series 4229, Class MA	55,040	54,602
3.00%, 12/15/41, Series 4273, Class GM	27,224	26,353
4.00%, 5/15/42, Series 4048, Class CE	150,000	140,729
3.00%, 11/15/42, Series 4136, Class ZG	828,316	744,424
3.00%, 5/15/43, Series 4322, Class DJ	12,458	12,248
4.50%, 12/15/43, Series 4283, Class EW*(a)	180,245	175,042
3.00%, 6/15/44, Series 4483, Class CA	93,846	90,083
2.25%, 8/15/44, Series 4406, Class AC	46,082	40,938
3.50%, 9/15/46, Series 4774, Class LP	162,993	157,500
5.00%, 11/25/50, Series 5058, Class BC	239,294	236,591
5.00%, 1/25/52, Series 5488, Class HA	618,530	616,445
Investments	Principal Amount	Value
5.50%, 3/25/54, Series 5387, Class ZQ, PIK	$502,404	$492,793
5.50%, 7/25/54, Series 5427, Class Z	450,500	444,200
5.00%, 11/25/54, Series 5513, Class Z, PIK	538,858	512,076
4.74%, 12/25/54, Series 5697, Class FE, (Secured Overnight Financing Rate 30 Day Average + 1.10%)*(a)	2,300,000	2,298,828
5.00%, 2/25/55, Series 5505, Class AZ, PIK	432,541	410,411
4.89%, 5/25/55, Series 5534, Class FD, (Secured Overnight Financing Rate 30 Day Average + 1.25%)*(a)	2,310,693	2,326,476
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
3.75%, 9/25/55, Series 2016-1, Class M2*(a)(b)	437,330	400,949
4.75%, 5/25/57, Series 2018-1, Class M*(a)	138,300	135,490
3.00%, 8/25/57, Series 2018-3, Class HT	111,188	93,942
2.50%, 5/25/60, Series 2020-3, Class M5TU	903,371	770,484
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust 3.50%, 12/25/46, Series 2017-SC01, Class 2A	282,883	244,774
Federal National Mortgage Association REMICs
2.00%, 11/25/30, Series 2015-93, Class AD	17,285	16,979
6.50%, 10/25/31, Series 2001-52, Class YZ	9,368	9,599
3.00%, 6/25/33, Series 2014-36, Class QA	5,847	5,800
4.50%, 10/25/34, Series 2004-75, Class ZG	2,832	2,784
4.01%, 5/25/35, Series 2005-40, Class FB, (Secured Overnight Financing Rate 30 Day Average + 0.364%)*(a)	12,588	12,545
4.75%, 8/25/35, Series 2005-80, Class SZ	68,258	67,217
6.00%, 7/25/36, Series 2006-62, Class PZ, PIK	245,679	249,655
4.50%, 10/25/36, Series 2009-19, Class PW	95,039	93,876
4.01%, 12/25/36, Series 2006-120, Class PF, (Secured Overnight Financing Rate 30 Day Average + 0.364%)*(a)	16,591	16,467
5.50%, 2/25/37, Series 2007-6, Class PA	42,417	43,067
4.25%, 4/25/37, Series 2007-30, Class ZM, PIK	312,227	292,152
5.00%, 4/25/37, Series 2007-26, Class JZ	93,149	93,018
5.00%, 3/25/38, Series 2008-16, Class EA	4,115	4,023
6.00%, 8/25/39, Series 2009-62, Class Z	172,139	177,990
5.00%, 11/25/39, Series 2009-89, Class PH	92,857	92,174
3.50%, 5/25/40, Series 2010-43, Class MC	30,851	30,606
5.00%, 7/25/40, Series 2010-80, Class PZ	118,305	117,777
5.00%, 9/25/40, Series 2010-102, Class PN	343,211	343,863
3.00%, 2/25/41, Series 2011-134, Class NJ	6,699	6,644
2.50%, 5/25/41, Series 2012-131, Class DZ, PIK	15,128	13,598
5.25%, 9/25/41, Series 2011-84, Class PZ	145,764	146,456
1.75%, 6/25/42, Series 2013-37, Class JA	44,968	43,907
2.50%, 11/25/42, Series 2012-152, Class TB	231,000	192,258
3.00%, 2/25/43, Series 2013-1, Class JZ, PIK	86,905	73,773
5.00%, 12/25/43, Series 2022-76, Class HC	516,598	516,279
3.00%, 3/25/44, Series 2015-42, Class CA	106,755	101,924
5.50%, 2/25/45, Series 2022-84, Class A	459,269	463,167
3.00%, 3/25/46, Series 2016-9, Class D	237,815	214,017

See Notes to Financial Statements.

68    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Mortgage Plus Bond Fund (MTGP) August 31, 2026
Investments	Principal Amount	Value
2.50%, 9/25/46, Series 2016-63, Class CA	$33,311	$21,448
4.84%, 6/25/55, Series 2025-46, Class FG, (Secured Overnight Financing Rate 30 Day Average + 1.20%)*(a)	2,352,623	2,360,707
5.00%, 10/25/55, Series 2025-79, Class AY	800,000	755,629
Freddie Mac Stacr Remic Trust 5.29%, 2/25/45, Series 2025-HQA1, Class M2, (Secured Overnight Financing Rate 30 Day Average + 1.65%)*(a)(b)	1,300,000	1,306,302
Freddie Mac STACR REMIC Trust 5.44%, 8/25/44, Series 2024-HQA2, Class M2, (Secured Overnight Financing Rate 30 Day Average + 1.80%)*(a)(b)	400,000	401,634
GCAT Trust 6.58%, 12/25/55, Series 2025-INV5, Class B3*(a)(b)	594,585	594,432
Government National Mortgage Association REMICs
5.00%, 7/16/33, Series 2003-60, Class ZG	74,016	73,859
5.00%, 4/20/34, Series 2004-31, Class ZB	83,176	82,950
5.00%, 6/20/35, Series 2005-46, Class YX	154,880	154,275
5.50%, 5/20/38, Series 2008-42, Class QB	30,904	31,350
2.00%, 8/20/39, Series 2011-52, Class KY	15,543	15,137
6.00%, 8/20/39, Series 2009-64, Class KZ, PIK	484,077	507,142
4.50%, 9/16/40, Series 2010-125, Class BZ	141,387	138,940
3.00%, 7/16/41, Series 2011-135, Class WH	195,757	176,252
3.00%, 3/16/42, Series 2012-39, Class GC	145,000	121,269
5.00%, 6/20/43, Series 2022-212, Class HP	406,129	405,077
4.00%, 3/20/44, Series 2014-43, Class Z, PIK	738,845	693,063
3.75%, 4/16/44, Series 2014-60, Class AL	250,000	228,725
3.00%, 11/20/45, Series 2015-165, Class ZE, PIK	487,147	418,047
5.00%, 6/20/50, Series 2025-134, Class HA	622,703	616,963
5.50%, 8/20/51, Series 2025-113, Class KA	516,404	521,809
5.50%, 12/20/52, Series 2024-127, Class ZC, PIK	1,115,998	1,087,843
6.00%, 7/20/53, Series 2023-102, Class DZ	1,001,819	1,007,550
6.00%, 8/20/53, Series 2023-115, Class AL	1,000,000	1,002,887
6.50%, 9/20/53, Series 2023-133, Class AL	500,000	516,337
7.00%, 11/20/53, Series 2023-171, Class ZB, PIK	976,539	1,041,726
5.50%, 1/20/54, Series 2024-1, Class TZ, PIK	460,919	455,248
6.00%, 2/20/54, Series 2024-20, Class KZ, PIK	504,559	493,381
5.50%, 5/20/54, Series 2024-78, Class TZ, PIK	672,429	662,715
5.50%, 1/20/55, Series 2025-2, Class QZ, PIK	436,308	417,041
5.00%, 7/20/55, Series 2025-120, Class MZ, PIK	422,217	396,570
6.00%, 9/20/63, Series 2023-149, Class EZ, PIK	640,839	655,967
GS Mortgage-Backed Securities Trust 2.50%, 1/25/52, Series 2021-PJ8, Class A8*(a)(b)	350,310	309,902
JP Morgan Mortgage Trust
3.56%, 5/25/45, Series 2015-3, Class B3*(a)(b)	65,651	60,842
2.94%, 7/25/51, Series 2021-3, Class B1*(a)(b)	201,316	166,887
2.50%, 8/25/52, Series 2022-2, Class A25A*(a)(b)	323,651	258,982
Investments	Principal Amount	Value
6.07%, 6/25/55, Series 2025-CCM1, Class B3*(a)(b)	$405,445	$387,867
5.50%, 3/25/56, Series 2025-9, Class A8*(a)(b)	500,000	495,721
5.00%, 7/25/56, Series 2026-2, Class A9B*(a)(b)	369,501	352,577
OBX Trust
3.50%, 8/25/52, Series 2022-J2, Class A1*(a)(b)	1,025,737	895,192
5.93%, 11/25/63, Series 2024-NQM1, Class A1(a)(b)	171,004	170,962
6.18%, 5/25/64, Series 2024-NQM10, Class A1(a)(b)	179,438	180,588
Provident Funding Mortgage Trust 3.23%, 2/25/50, Series 2020-1, Class B1*(a)(b)	328,520	281,770
Rate Mortgage Trust 3.00%, 1/25/52, Series 2022-J1, Class A19*(a)(b)	572,890	477,883
RCKT Mortgage Trust 3.00%, 2/25/50, Series 2020-1, Class A13*(a)(b)	93,435	77,988
Seasoned Loans Structured Transaction Trust
3.50%, 6/25/28, Series 2018-1, Class A1	255,758	250,705
2.75%, 11/25/29, Series 2019-3, Class A2C	555,000	519,868
Sequoia Mortgage Trust
4.00%, 3/25/48, Series 2018-CH1, Class A1*(a)(b)	90,171	82,057
5.95%, 4/25/54, Series 2024-3, Class A19*(a)(b)	176,299	175,747
5.95%, 4/25/54, Series 2024-3, Class A4*(a)(b)	89,016	89,047
5.50%, 8/25/56, Series 2026-9, Class A19*(a)(b)	1,491,995	1,460,523
Towd Point Mortgage Trust 5.68%, 5/25/58, Series 2019-HY2, Class M2, (5.682% fixed rate until 8/25/27; 1-month Secured Overnight Financing Rate + 2.014% thereafter)*(a)(b)	250,000	251,122
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $41,451,246)		40,075,479
COMMERCIAL MORTGAGE-BACKED SECURITIES – 4.5%
United States – 4.5%
Benchmark Mortgage Trust 2.73%, 2/15/53, Series 2020-B16, Class A5	800,000	738,447
Cantor Commercial Real Estate Lending 2.50%, 1/15/53, Series 2019-CF3, Class D*(a)(b)	250,000	171,921
CFCRE Commercial Mortgage Trust 4.20%, 6/15/50, Series 2017-C8, Class B*(a)	300,000	293,447
CSAIL Commercial Mortgage Trust 5.04%, 11/15/51, Series 2018-C14, Class B*(a)	250,000	235,196
Extended Stay America Trust 6.24%, 10/15/42, Series 2025-ESH, Class D, (1-month Secured Overnight Financing Rate + 2.60%)*(a)(b)	477,872	482,625
Federal Home Loan Mortgage Corp. Multiclass Certificates 1.74%, 9/25/45, Series 2021-P011, Class X1*(a)(c)	381,812	38,190

See Notes to Financial Statements.

WisdomTree Trust    69

Schedule of Investments (continued) WisdomTree Mortgage Plus Bond Fund (MTGP) August 31, 2026
Investments	Principal Amount	Value
GS Mortgage Securities Trust 2.01%, 12/12/53, Series 2020-GSA2, Class A5	$457,000	$401,536
INTOWN Mortgage Trust 5.89%, 3/15/42, Series 2025-STAY, Class C, (1-month Secured Overnight Financing Rate + 2.25%)*(a)(b)	800,000	801,405
Washington State Housing Finance Commission 0.73%, 12/20/35, Series 2021-1, Class X*(a)(c)	5,710,378	193,353
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $3,345,015)		3,356,120
U.S. GOVERNMENT AGENCIES – 49.4%
Federal Home Loan Bank Discount Notes – 0.3%
3.76%, 10/2/26(d)	200,000	199,342
Federal Home Loan Mortgage Corp. – 2.7%
4.00%, 1/1/42	139,690	132,350
3.50%, 8/1/46	184,996	168,124
3.50%, 9/1/47	188,135	170,593
2.00%, 9/1/51	347,544	280,541
2.00%, 1/1/52	732,198	585,673
2.50%, 2/1/52	368,203	307,186
2.50%, 2/1/52	465,917	388,607
Total Federal Home Loan Mortgage Corp.		2,033,074
Federal National Mortgage Association – 26.7%
4.00%, 11/1/43	185,603	175,993
4.00%, 5/1/47	147,766	137,568
4.00%, 12/1/47	136,926	127,233
2.50%, 11/1/50	360,275	298,339
2.00%, 12/1/51	411,598	324,114
2.50%, 12/1/51	546,909	457,397
2.00%, 1/1/52	1,700,809	1,337,712
2.50%, 2/1/52	677,567	557,571
2.50%, 4/1/52	1,053,297	865,896
3.00%, 5/1/52	1,604,035	1,386,995
2.50%, 6/1/52	775,684	637,962
3.50%, 7/1/52	989,237	879,697
3.50%, 9/1/52	1,678,585	1,491,523
4.50%, 9/1/52	799,280	755,490
5.00%, 9/1/52	1,592,441	1,553,750
3.00%, 10/1/52	1,039,471	888,521
4.00%, 1/1/53	921,770	844,581
5.50%, 6/1/53	724,962	722,530
5.00%, 8/1/53	2,374,549	2,304,585
6.00%, 7/1/54	397,846	402,586
5.50%, 9/1/54	991,487	982,559
5.50%, 2/1/55	491,357	486,933
4.00%, 4/1/55	288,483	262,062
6.00%, 7/1/55	1,104,320	1,117,476
5.00%, 11/1/55	663,590	640,851
4.50%, 6/1/56	51,366	47,996
Total Federal National Mortgage Association		19,687,920
Investments	Principal Amount	Value
Government National Mortgage Association – 9.7%
3.00%, 8/20/44	$6,458	$5,752
3.00%, 12/20/44	329,965	290,897
3.00%, 3/20/45	116,694	103,606
3.00%, 4/20/45	248,546	221,379
3.00%, 7/20/45	509,036	451,105
3.50%, 7/20/47	270,403	239,846
4.50%, 8/20/47	239,517	229,403
3.50%, 12/20/47	845,874	761,552
4.50%, 5/20/49	39,689	37,819
2.50%, 6/20/51	619,887	519,037
2.50%, 9/20/51	1,457,470	1,220,337
2.00%, 10/20/51	1,997,858	1,606,270
2.00%, 12/20/51	396,391	318,693
4.00%, 10/20/52	152,756	140,460
5.50%, 9/20/53	622,904	622,237
5.50%, 2/20/54	361,258	363,090
Total Government National Mortgage Association		7,131,483
Uniform Mortgage-Backed Securities – 10.0%
4.00%, 10/1/55(e)	700,000	638,230
2.00%, 9/1/56(e)	1,500,000	1,170,416
4.50%, 9/1/56(e)	880,000	825,945
5.00%, 9/1/56(e)	1,230,000	1,186,687
5.50%, 10/15/56(e)	3,600,000	3,557,763
Total Uniform Mortgage-Backed Securities		7,379,041
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $37,127,197)		36,430,860
U.S. GOVERNMENT OBLIGATIONS – 0.3%
U.S. Treasury Bill – 0.3%
3.79%, 11/19/26^ (Cost: $198,373)	200,000	198,361
TOTAL INVESTMENTS IN SECURITIES – 109.5% (Cost: $82,876,202)		80,822,481
Other Liabilities less Assets – (9.5)%		(6,990,358)
NET ASSETS – 100.0%		$73,832,123

*     Variable coupon rate based on weighted average interest rate of underlying mortgage.

^     Interest rate shown reflects the yield to maturity at the time of purchase.

(a)     Rate shown reflects the accrual rate as of August 31, 2026 on securities with variable or step rates.

(b)     This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)     Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).

(d)     Represents a zero coupon bond. Rate shown reflects the effective yield as of August 31, 2026.

(e)     To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

OTHER ABBREVIATIONS:
REMICs	Real Estate Mortgage Investment Conduits
PIK	Payment In Kind

See Notes to Financial Statements.

70    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Mortgage Plus Bond Fund (MTGP) August 31, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Short Exposure	Contracts	Expiration Date	Notional Value[1]	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	28	12/21/26	$(3,014,375)	$18,731
U.S. Treasury Ultra Long Term Bond	9	12/21/26	(990,281)	6,069
			$(4,004,656)	$24,800
Long Exposure
2 Year U.S. Treasury Note	8	12/31/26	$1,641,875	$(3,387)
5 Year U.S. Treasury Note	12	12/31/26	1,268,437	(6,254)
U.S. Treasury Long Bond	5	12/21/26	543,125	(5,600)
			$3,453,437	$(15,241)
Total – Net			$(551,219)	$9,559

¹  Notional value is derived by multiplying the number of contracts by the applicable contract multiplier or factor and the current futures price.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Collateralized Loan Obligations	$—	$761,661	$—	$761,661
Collateralized Mortgage Obligations	—	40,075,479	—	40,075,479
Commercial Mortgage-Backed Securities	—	3,356,120	—	3,356,120
U.S. Government Agencies	—	36,430,860	—	36,430,860
U.S. Government Obligations	—	198,361	—	198,361
Total Investments in Securities	$—	$80,822,481	$—	$80,822,481
Financial Derivative Instruments
Futures Contracts[1]	$24,800	$—	$—	$24,800
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(15,241)	$—	$—	$(15,241)
Total – Net	$9,559	$80,822,481	$—	$80,832,040

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    71

Schedule of Investments WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – 17.1%
Federal Agricultural Mortgage Corp. – 0.2%
3.88%, 9/3/26	$800,000	$799,985
2.25%, 3/4/41	2,000,000	1,374,115
Total Federal Agricultural Mortgage Corp.		2,174,100
Federal Farm Credit Bank – 0.8%
3.88%, 10/14/26	100,000	99,993
2.20%, 2/23/27	705,000	698,136
4.50%, 7/8/27	140,000	140,146
3.50%, 9/10/29	700,000	680,810
2.38%, 3/16/32	2,062,000	1,839,621
2.90%, 4/12/32	631,000	577,853
3.50%, 9/1/32	1,237,000	1,163,437
3.40%, 4/25/34	1,650,000	1,504,421
2.31%, 7/14/36	2,262,000	1,798,390
3.55%, 1/11/39	730,000	621,172
5.48%, 6/12/40	1,250,000	1,204,335
Total Federal Farm Credit Bank		10,328,314
Federal Home Loan Bank – 0.6%
0.92%, 2/26/27	230,000	226,593
4.13%, 6/1/28	890,000	886,691
2.00%, 12/14/29	120,000	111,112
4.75%, 3/14/31	680,000	685,991
3.50%, 6/11/32	825,000	777,728
4.75%, 3/10/34	1,000,000	1,000,896
5.63%, 3/14/36	4,080,000	4,317,926
3.63%, 6/22/43	55,000	44,321
Total Federal Home Loan Bank		8,051,258
Federal Home Loan Mortgage Corp. – 1.7%
6.25%, 7/15/32(a)	713,000	774,293
5.15%, 11/15/38(b)	100,000	53,986
4.50%, 8/1/41	196,818	192,115
6.03%, 2/1/42, (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.90%)*(c)	134,514	138,772
3.00%, 4/1/45	785,843	697,238
3.00%, 4/1/45	790,365	701,661
4.00%, 11/1/45	1,203,853	1,132,578
3.50%, 12/1/46	1,131,668	1,028,998
3.50%, 12/1/47	575,301	522,899
3.50%, 3/1/48	1,670,173	1,518,672
4.50%, 7/1/48	186,567	179,193
2.00%, 5/1/51	280,254	221,142
2.00%, 1/1/52	2,897,943	2,310,312
3.00%, 1/1/52	1,148,692	999,975
2.50%, 2/1/52	532,158	442,017
2.50%, 2/1/52	607,464	504,755
2.50%, 2/1/52	1,178,465	980,401
2.50%, 3/1/52	821,658	683,318
Investments	Principal Amount	Value
2.50%, 3/1/52	$1,102,437	$917,156
2.50%, 4/1/52	2,079,573	1,730,952
3.50%, 5/1/52	2,010,841	1,798,950
3.00%, 7/1/52	5,747,746	4,918,959
Total Federal Home Loan Mortgage Corp.		22,448,342
Federal National Mortgage Association – 8.3%
2.50%, 9/1/27	94,965	93,827
7.13%, 1/15/30	1,528,000	1,654,099
2.50%, 6/1/30	284,019	275,836
2.50%, 7/1/30	151,462	146,863
3.00%, 9/1/30	169,332	165,373
6.63%, 11/15/30	983,000	1,061,998
2.50%, 7/1/36	1,016,847	939,229
2.00%, 12/1/36	3,832,704	3,466,231
2.00%, 4/1/37	1,857,223	1,679,417
5.63%, 7/15/37	2,608,000	2,766,481
3.00%, 10/1/37	1,432,582	1,337,676
5.00%, 4/1/39	274,894	273,867
2.00%, 11/1/40	2,986,082	2,570,628
4.00%, 11/1/40	1,430,099	1,365,214
4.00%, 12/1/40	204,660	195,366
4.00%, 2/1/41	242,854	231,835
4.50%, 6/1/41	417,245	406,754
4.50%, 7/1/41	428,699	417,921
4.00%, 11/1/41	168,357	159,752
5.00%, 5/1/42	141,983	141,645
3.50%, 10/1/42	568,994	525,908
3.50%, 10/1/42	908,403	839,193
3.00%, 7/1/43	1,350,511	1,207,828
3.00%, 9/1/43	602,163	538,544
4.00%, 6/1/45	1,105,728	1,038,986
4.00%, 7/1/45	288,685	271,281
4.00%, 7/1/45	328,404	309,123
3.50%, 1/1/46	653,682	597,837
3.50%, 2/1/46	515,489	471,450
3.50%, 2/1/46	1,075,976	984,054
4.00%, 2/1/46	342,675	321,991
3.00%, 8/1/46	278,827	245,538
4.00%, 2/1/48	676,192	629,343
2.50%, 6/1/50	3,095,975	2,597,601
2.50%, 8/1/50	3,655,000	3,063,246
2.00%, 5/1/51	2,175,041	1,737,026
2.50%, 5/1/51	1,105,111	921,337
2.50%, 9/1/51	546,229	453,311
2.00%, 11/1/51	4,039,548	3,228,934
2.50%, 1/1/52	2,903,003	2,414,819
2.00%, 2/1/52	795,096	625,388
2.00%, 2/1/52	813,350	645,338
2.00%, 2/1/52	1,739,669	1,374,908
2.00%, 2/1/52	1,908,183	1,514,012

See Notes to Financial Statements.

72    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
2.00%, 2/1/52	$3,272,756	$2,602,284
2.00%, 2/1/52	3,778,528	3,016,346
2.50%, 2/1/52	1,012,260	843,764
3.50%, 2/1/52	533,942	479,690
2.00%, 3/1/52	872,045	689,220
2.00%, 3/1/52	1,246,732	980,785
2.50%, 3/1/52	3,252,039	2,708,177
3.50%, 3/1/52	422,751	381,224
2.00%, 4/1/52	1,539,245	1,221,286
2.00%, 5/1/52	3,463,783	2,724,763
3.50%, 6/1/52	1,119,469	996,183
3.00%, 7/1/52	2,152,843	1,842,417
4.00%, 8/1/52	2,411,262	2,215,272
4.50%, 8/1/52	1,468,297	1,390,373
5.00%, 9/1/52	2,313,803	2,254,887
4.50%, 10/1/52	2,554,969	2,421,824
6.00%, 5/1/53	405,942	412,545
5.50%, 8/1/53	4,740,472	4,723,718
6.00%, 9/1/53	2,692,739	2,735,668
6.50%, 10/1/53	2,042,539	2,116,721
6.50%, 5/1/54	1,543,798	1,592,853
5.50%, 6/1/54	4,615,801	4,591,924
5.00%, 1/1/55	7,827,462	7,586,925
6.00%, 7/1/55	4,330,665	4,381,326
5.50%, 12/1/55	2,581,634	2,558,028
5.00%, 4/1/56	3,031,449	2,926,860
4.50%, 5/1/56	2,365,109	2,221,269
Total Federal National Mortgage Association		108,523,340
Government National Mortgage Association – 2.8%
4.50%, 6/20/41	177,668	173,100
4.50%, 7/20/41	287,563	280,170
4.50%, 10/20/41	373,249	363,653
4.00%, 10/20/43	572,175	541,333
4.00%, 3/20/46	318,347	297,045
4.00%, 3/20/46	490,788	457,947
3.50%, 3/20/47	2,570,027	2,331,430
3.50%, 9/20/47	924,988	832,521
3.50%, 1/20/48	470,527	424,737
4.50%, 1/20/50	462,339	442,246
2.00%, 1/20/51	890,122	715,154
2.00%, 2/20/51	2,062,101	1,656,665
2.50%, 3/20/51	900,277	753,478
2.50%, 5/20/51	1,396,381	1,168,687
2.50%, 8/20/51	1,285,092	1,075,545
2.50%, 10/20/51	1,313,598	1,099,403
3.00%, 10/20/51	958,217	826,406
3.00%, 10/20/51	1,431,944	1,247,279
2.00%, 11/20/51	7,140,055	5,731,631
3.00%, 11/20/51	2,055,415	1,772,675
3.00%, 12/20/51	1,289,342	1,122,868
4.50%, 7/20/52	484,971	461,549
Investments	Principal Amount	Value
5.50%, 1/20/53	$1,001,414	$1,005,243
5.50%, 4/20/53	209,619	209,996
5.00%, 5/20/53	1,078,909	1,053,850
6.00%, 8/20/53	741,426	756,223
6.50%, 10/20/53	433,179	448,996
5.00%, 4/20/54	1,657,095	1,615,797
6.50%, 8/20/54	1,453,216	1,502,182
5.50%, 9/20/54	3,010,614	3,004,255
6.00%, 9/20/54	3,622,359	3,683,604
Total Government National Mortgage Association		37,055,668
Resolution Funding Corp. Principal Strip – 0.0%
4.14%, 4/15/30(b)	500,000	424,247
Tennessee Valley Authority – 2.6%
3.88%, 3/15/28	1,670,000	1,658,063
7.13%, 5/1/30(a)	2,143,000	2,333,004
1.50%, 9/15/31	50,000	43,166
5.88%, 4/1/36	4,380,000	4,710,376
5.47%, 3/15/37(b)	1,698,000	970,907
5.25%, 9/15/39	5,370,000	5,441,309
5.38%, 1/15/42(b)	800,000	334,719
3.50%, 12/15/42(a)	10,260,000	8,240,599
4.88%, 1/15/48	1,000,000	931,241
4.25%, 9/15/52(a)	3,349,000	2,708,675
5.25%, 2/1/55	1,594,000	1,503,656
5.38%, 4/1/56	2,650,000	2,556,943
4.63%, 9/15/60	1,948,000	1,641,022
4.25%, 9/15/65(a)	789,000	613,430
Total Tennessee Valley Authority		33,687,110
Tennessee Valley Authority Principal Strip – 0.1%
4.63%, 1/15/38, Series 1-38(b)	1,832,000	1,017,655
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $231,561,691)		223,710,034
U.S. GOVERNMENT OBLIGATIONS – 26.1%
U.S. Treasury Bonds – 4.6%
3.88%, 8/15/40	54,900	48,784
1.88%, 2/15/41	6,316,400	4,257,648
4.75%, 2/15/41	1,700,000	1,652,852
4.50%, 2/15/44	188,000	172,989
4.63%, 5/15/44	132,900	124,023
4.63%, 11/15/44	1,726,000	1,605,719
4.75%, 2/15/45	1,066,000	1,006,454
4.88%, 8/15/45	3,405,300	3,259,511
4.63%, 11/15/45	736,000	681,490
5.00%, 5/15/46	519,800	504,571
5.13%, 8/15/46	17,596,300	17,355,726
3.38%, 11/15/48	4,179,800	3,136,156
3.00%, 8/15/52	38,255,600	25,879,316
4.75%, 5/15/55	335,700	310,680
4.75%, 8/15/55	933,700	864,037
4.75%, 2/15/56	346,500	320,918
Total U.S. Treasury Bonds		61,180,874

See Notes to Financial Statements.

WisdomTree Trust    73

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
U.S. Treasury Notes – 21.5%
4.00%, 1/15/27	$7,619,000	$7,622,274
1.50%, 1/31/27(a)	864,200	855,389
4.13%, 1/31/27(a)	1,584,000	1,584,897
4.13%, 2/15/27(a)	449,500	449,807
4.13%, 2/28/27	747,000	747,554
4.25%, 3/15/27	191,500	191,803
3.88%, 3/31/27(a)	490,000	489,617
4.63%, 6/15/27	254,500	255,415
3.75%, 6/30/27(a)	1,476,600	1,471,611
3.75%, 8/15/27	2,473,400	2,462,386
3.38%, 9/15/27(a)	1,285,700	1,275,003
3.88%, 10/15/27	968,200	964,229
3.50%, 10/31/27	3,400,900	3,371,408
4.13%, 11/15/27	1,763,200	1,760,135
3.38%, 11/30/27	4,398,600	4,350,662
4.00%, 12/15/27	687,800	685,395
4.25%, 1/15/28	862,300	861,744
3.50%, 1/31/28	28,675,800	28,363,839
4.25%, 2/15/28	661,400	660,883
3.38%, 2/29/28	507,400	500,681
4.00%, 2/29/28	1,302,800	1,297,100
3.88%, 3/15/28	168,900	167,825
3.63%, 3/31/28	1,694,900	1,677,190
3.75%, 4/15/28	527,900	523,178
3.50%, 4/30/28	1,001,800	988,671
3.75%, 4/30/28	534,700	529,844
3.75%, 5/15/28	590,800	585,215
3.63%, 5/31/28	559,500	552,911
4.00%, 5/31/28	230,700	229,443
4.13%, 6/30/28	249,700	248,793
4.25%, 7/31/28	395,100	394,452
4.13%, 8/31/28	3,866,400	3,850,768
4.38%, 8/31/28	412,500	412,798
3.50%, 10/15/28	13,604,600	13,370,771
4.88%, 10/31/28	620,100	626,664
3.50%, 11/15/28	41,427,200	40,682,805
4.38%, 11/30/28	226,900	226,971
3.50%, 12/15/28	1,899,400	1,863,935
3.75%, 12/31/28	241,700	238,405
3.50%, 1/15/29	1,841,400	1,805,435
3.50%, 2/15/29	1,153,600	1,130,167
3.50%, 3/15/29	4,057,400	3,973,082
4.13%, 3/31/29	439,900	437,202
3.88%, 4/15/29	1,149,200	1,134,700
3.88%, 5/15/29	2,674,600	2,640,018
4.13%, 7/15/29	1,000,000	992,617
4.00%, 7/31/29	1,128,600	1,116,300
Investments	Principal Amount	Value
4.25%, 8/15/29	$24,346,400	$24,246,542
3.63%, 8/31/29(a)	293,100	286,711
3.50%, 9/30/29(a)	343,500	334,564
4.13%, 10/31/29	182,200	180,627
4.13%, 11/30/29	430,200	426,335
4.38%, 12/31/29	192,400	192,107
3.63%, 3/31/30	219,500	213,592
3.50%, 4/30/30	194,800	188,629
3.75%, 5/31/30	298,800	291,633
3.88%, 6/30/30	1,983,000	1,943,030
4.00%, 7/31/30	250,700	246,616
0.63%, 8/15/30	30,688,800	26,464,295
3.63%, 9/30/30	1,429,700	1,385,469
3.63%, 10/31/30	7,234,800	7,004,473
3.50%, 11/30/30	6,927,600	6,667,815
3.63%, 12/31/30	1,697,200	1,640,781
3.75%, 1/31/31	18,707,300	18,165,811
3.50%, 2/28/31	180,300	173,208
3.88%, 3/31/31	416,700	406,315
4.13%, 3/31/31	120,600	118,815
3.88%, 4/30/31	1,235,700	1,204,325
4.13%, 6/30/31	150,000	147,644
4.13%, 7/31/31	733,800	721,732
4.38%, 7/31/31	19,100	19,001
3.75%, 8/31/31	240,600	232,527
4.38%, 8/31/31	222,500	221,327
4.50%, 12/31/31	279,100	278,827
2.88%, 5/15/32	299,400	274,442
4.00%, 6/30/32	2,118,500	2,059,827
3.88%, 9/30/32	2,543,700	2,451,789
3.75%, 10/31/32	1,122,400	1,073,427
3.75%, 11/30/32	4,181,900	3,996,492
4.00%, 1/31/33	872,700	844,610
3.75%, 2/28/33	850,900	811,546
4.25%, 3/31/33	360,700	353,824
4.13%, 4/30/33	389,300	378,853
4.25%, 5/31/33	1,089,800	1,067,919
4.25%, 6/30/33	298,100	291,998
4.38%, 7/31/33	1,080,300	1,065,572
4.50%, 8/31/33	490,900	487,698
4.63%, 2/15/35(a)	392,400	390,683
4.25%, 8/15/35(a)	1,370,200	1,324,277
4.13%, 2/15/36	1,135,300	1,083,413
4.38%, 5/15/36	2,848,200	2,768,317
4.63%, 8/15/36	27,157,200	26,900,480
Total U.S. Treasury Notes		281,649,910
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $348,689,483)		342,830,784

See Notes to Financial Statements.

74    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
CORPORATE BONDS – 42.6%
Argentina – 0.0%
Pampa Energia SA 7.88%, 12/16/34(d)	$27,000	$27,932
Pluspetrol SA 8.50%, 5/30/32(d)	44,000	45,957
Tecpetrol SA 7.63%, 11/3/30(d)	30,000	30,658
Telecom Argentina SA 9.25%, 5/28/33(d)	100,000	106,918
Transportadora de Gas del Sur SA 7.75%, 11/20/35(d)	20,000	20,517
Vista Energy Argentina SAU 7.63%, 12/10/35(d)	50,000	51,490
YPF SA
8.75%, 9/11/31(d)	22,000	23,100
7.00%, 9/30/33(c)(d)	23,000	23,030
7.00%, 12/15/47(d)	22,000	20,304
Total Argentina		349,906
Australia – 0.6%
AngloGold Ashanti Holdings PLC 6.50%, 4/15/40	83,000	86,379
Australia & New Zealand Banking Group Ltd. 5.73%, 9/18/34, (5.731% fixed rate until 9/18/29; 5-year Constant Maturity Treasury Rate + 1.618% thereafter)(c)(e)	211,000	213,475
BHP Billiton Finance USA Ltd.
5.25%, 9/8/26	25,000	25,006
4.75%, 2/28/28	66,000	66,174
5.10%, 9/8/28	49,000	49,416
5.25%, 9/8/30	18,000	18,214
4.90%, 2/28/33	15,000	14,779
5.25%, 9/8/33	100,000	100,270
4.13%, 2/24/42	65,000	54,264
5.00%, 9/30/43	225,000	205,198
5.50%, 9/8/53	89,000	84,395
5.75%, 9/5/55	134,000	130,429
Commonwealth Bank of Australia
2.63%, 9/6/26(e)	40,000	40,000
2.55%, 3/14/27(e)	194,000	192,116
1.88%, 9/15/31(e)	383,000	334,682
3.90%, 7/12/47(e)	180,000	139,229
CSL Finance PLC
4.05%, 4/27/29(e)	69,000	67,625
4.25%, 4/27/32(e)	53,000	50,439
5.11%, 4/3/34(e)	88,000	86,484
4.63%, 4/27/42(e)	20,000	17,186
4.75%, 4/27/52(e)	40,000	32,879
5.42%, 4/3/54(e)	31,000	28,032
4.95%, 4/27/62(e)	74,000	60,288
Investments	Principal Amount	Value
Fortescue Treasury Pty. Ltd. 6.13%, 4/15/32(e)	$51,000	$51,681
Glencore Finance Canada Ltd.
6.90%, 11/15/37(e)	32,000	34,706
6.00%, 11/15/41(e)	20,000	19,927
5.55%, 10/25/42(e)	70,000	65,993
Glencore Funding LLC
4.00%, 3/27/27(e)	40,000	39,902
5.34%, 4/4/27(e)	35,000	35,184
3.88%, 10/27/27(e)	20,000	19,804
5.40%, 5/8/28(e)	31,000	31,273
6.13%, 10/6/28(e)	57,000	58,338
4.88%, 3/12/29(e)	30,000	29,993
5.37%, 4/4/29(e)	29,000	29,327
2.50%, 9/1/30(a)(e)	40,000	36,214
6.38%, 10/6/30(e)	30,000	31,314
2.85%, 4/27/31(e)	25,000	22,567
2.63%, 9/23/31(e)	42,000	37,125
5.70%, 5/8/33(e)	263,000	267,983
6.50%, 10/6/33(e)	137,000	145,077
5.63%, 4/4/34(e)	50,000	50,302
3.88%, 4/27/51(e)	98,000	68,870
3.38%, 9/23/51(e)	44,000	28,205
5.89%, 4/4/54(e)	20,000	19,013
Goodman U.S. Finance Five LLC 4.63%, 5/4/32(e)	20,000	19,205
Goodman U.S. Finance Four LLC 4.50%, 10/15/37(e)	108,000	95,719
Macquarie Bank Ltd. 6.80%, 1/18/33(e)	236,000	249,034
Macquarie Group Ltd. 2.87%, 1/14/33, (2.871% fixed rate until 1/14/32; Secured Overnight Financing Rate + 1.532% thereafter)(c)(e)	238,000	209,986
Mineral Resources Ltd.
9.25%, 10/1/28(e)	29,000	29,842
8.50%, 5/1/30(e)	26,000	26,849
National Australia Bank Ltd.
1.89%, 1/12/27(e)	257,000	254,832
3.91%, 6/9/27	347,000	346,015
3.35%, 1/12/37, (3.347% fixed rate until 1/12/32; 5-year Constant Maturity Treasury Rate + 1.70% thereafter)(c)(e)	489,000	436,981
NBN Co. Ltd. 5.75%, 10/6/28(e)	171,000	174,321
Rio Tinto Finance USA Ltd.
7.13%, 7/15/28	65,000	67,917
5.20%, 11/2/40	142,000	135,282
2.75%, 11/2/51	173,000	101,934

See Notes to Financial Statements.

WisdomTree Trust    75

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Rio Tinto Finance USA PLC
5.00%, 3/9/33	$170,000	$168,889
4.75%, 3/22/42	118,000	105,898
5.13%, 3/9/53	196,000	174,438
Santos Finance Ltd.
3.65%, 4/29/31(e)	79,000	73,217
6.88%, 9/19/33(e)	46,000	49,034
South32 Treasury Ltd. 4.35%, 4/14/32(e)	29,000	27,895
Transurban Finance Co. Pty. Ltd.
3.38%, 3/22/27(e)	27,000	26,805
2.45%, 3/16/31(e)	50,000	44,665
Westpac Banking Corp.
1.95%, 11/20/28	20,000	18,905
4.32%, 11/23/31, (4.322% fixed rate until 11/23/26; 5-year Secured Overnight Financing Rate Spread-Adjusted ICE Swap Rate + 2.236% thereafter)(c)	502,000	501,473
5.41%, 8/10/33, (5.405% fixed rate until 8/10/32; 1-year Constant Maturity Treasury Rate + 2.68% thereafter)(c)	20,000	19,903
6.82%, 11/17/33	160,000	171,027
3.02%, 11/18/36, (3.02% fixed rate until 11/18/31; 5-year Constant Maturity Treasury Rate + 1.53% thereafter)(c)	25,000	22,090
4.42%, 7/24/39	12,000	10,471
2.96%, 11/16/40	85,000	60,930
3.13%, 11/18/41	198,000	141,359
Woodside Finance Ltd.
4.50%, 3/4/29(e)	117,000	115,723
5.70%, 9/12/54	197,000	181,380
Total Australia		7,281,776
Austria – 0.0%
Oesterreichische Kontrollbank AG 4.75%, 5/21/27	70,000	70,259
Belgium – 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90%, 2/1/46	852,000	745,962
Anheuser-Busch InBev Finance, Inc. 4.90%, 2/1/46(a)	326,000	284,800
Anheuser-Busch InBev Worldwide, Inc.
8.20%, 1/15/39	359,000	439,298
4.75%, 4/15/58	782,000	645,313
5.80%, 1/23/59(a)	53,000	51,467
Total Belgium		2,166,840
Bermuda – 0.0%
Bacardi Ltd. 4.70%, 5/15/28(e)	312,000	310,379
RenaissanceRe Finance, Inc. 3.45%, 7/1/27	21,000	20,816
Investments	Principal Amount	Value
RenaissanceRe Holdings Ltd.
3.60%, 4/15/29	$28,000	$27,106
5.75%, 6/5/33	15,000	15,096
Triton Container International Ltd. 3.15%, 6/15/31(e)	38,000	33,993
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/32	107,000	94,704
Total Bermuda		502,094
Brazil – 0.3%
Banco do Brasil SA 3.25%, 9/30/26(d)	200,000	199,668
Braskem Netherlands Finance BV 7.25%, 2/13/33(d)(f)	200,000	112,137
BRF SA 4.88%, 1/24/30(d)	249,000	234,373
Embraer Netherlands Finance BV 5.98%, 2/11/35	174,000	178,290
Gerdau Trade, Inc. 5.75%, 6/9/35	150,000	151,097
Gol Finance, Inc. 14.38%, 6/6/30(d)	83,000	80,662
Klabin Austria GmbH 5.75%, 4/3/29(d)	200,000	202,432
MARB BondCo PLC 3.95%, 1/29/31(d)	200,000	175,495
MercadoLibre, Inc. 4.90%, 1/15/33	106,000	102,310
Minerva Luxembourg SA 4.38%, 3/18/31(d)	200,000	174,447
Petrobras Global Finance BV
5.60%, 1/3/31	535,000	534,497
6.90%, 3/19/49	97,000	94,113
6.85%, 6/5/2115	170,000	157,836
Samarco Mineracao SA 9.50%, 6/30/31, PIK(d)	184,504	186,566
Suzano Austria GmbH
4.00%, 1/15/31(a)	60,000	56,288
3.13%, 1/15/32, Series DM3N	292,000	257,858
Suzano Netherlands BV 5.50%, 1/15/36	82,000	78,738
Vale Overseas Ltd.
6.13%, 6/12/33	72,000	74,355
8.25%, 1/17/34	111,000	128,865
6.88%, 11/21/36	237,000	258,275
6.88%, 11/10/39	114,000	123,848
6.40%, 6/28/54(a)	138,000	136,359
Vale SA 5.63%, 9/11/42	258,000	248,945
Yara International ASA
3.15%, 6/4/30(e)	19,000	17,619
7.38%, 11/14/32(d)	170,000	184,815
Total Brazil		4,149,888

See Notes to Financial Statements.

76    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Canada – 1.2%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 1/15/28(e)	$20,000	$19,686
3.50%, 2/15/29(e)	100,000	96,320
6.13%, 6/15/29(e)	61,000	61,794
Algonquin Power & Utilities Corp. 4.75%, 1/18/82, (4.75% fixed rate until 4/18/27; 5-year Constant Maturity Treasury Rate + 3.249% thereafter)(c)	31,000	30,810
Alimentation Couche-Tard, Inc.
2.95%, 1/25/30(e)	5,000	4,682
5.27%, 2/12/34(e)	73,000	71,952
4.50%, 7/26/47(e)	20,000	15,960
3.80%, 1/25/50(e)	30,000	21,151
3.63%, 5/13/51(e)	63,000	42,971
5.62%, 2/12/54(e)	41,000	37,808
AltaGas Ltd. 7.20%, 10/15/54, (7.20% fixed rate until 10/15/34; 5-year Constant Maturity Treasury Rate + 3.573% thereafter)(c)(e)	36,000	37,284
Bank of Montreal
1.25%, 9/15/26	95,000	94,912
5.27%, 12/11/26	84,000	84,251
2.65%, 3/8/27	101,000	100,243
3.80%, 12/15/32, (3.803% fixed rate until 12/15/27; 5-year U.S. dollar Swap Rate + 1.432% thereafter)(c)	491,000	482,827
Bank of Nova Scotia
2.15%, 8/1/31	161,000	140,538
2.45%, 2/2/32	306,000	267,610
4.59%, 5/4/37, (4.588% fixed rate until 5/4/32; 5-year Constant Maturity Treasury Rate + 2.05% thereafter)(c)	104,000	98,862
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/39	316,000	318,692
Bausch Health Cos., Inc.
4.88%, 6/1/28(e)	116,000	111,214
5.00%, 2/15/29(e)	29,000	23,011
6.25%, 2/15/29(e)	187,000	154,789
5.25%, 2/15/31(e)	100,000	64,433
Bell Telephone Co. of Canada or Bell Canada
5.10%, 5/11/33(a)	90,000	88,264
5.20%, 2/15/34	50,000	48,976
7.00%, 9/15/55, (7.00% fixed rate until 9/15/35; 5-year Constant Maturity Treasury Rate + 2.363% thereafter)(c)	83,000	83,885
Bombardier, Inc.
8.75%, 11/15/30(e)	42,000	44,280
7.25%, 7/1/31(e)	46,000	48,120
7.00%, 6/1/32(e)	31,000	32,108
Brookfield Finance LLC/Brookfield Finance, Inc. 3.45%, 4/15/50	141,000	91,889
Investments	Principal Amount	Value
Brookfield Finance, Inc.
4.85%, 3/29/29	$274,000	$273,583
4.35%, 4/15/30	100,000	97,669
3.50%, 3/30/51	79,000	51,795
3.63%, 2/15/52	36,000	24,082
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
6.25%, 9/15/27(e)	37,000	37,028
5.00%, 6/15/29(e)	14,000	13,440
4.88%, 2/15/30(e)	20,000	18,871
Canadian Imperial Bank of Commerce
5.93%, 10/2/26	62,000	62,099
3.45%, 4/7/27	250,000	248,816
5.00%, 4/28/28	317,000	318,763
5.99%, 10/3/28	62,000	63,441
3.60%, 4/7/32	21,000	19,405
6.09%, 10/3/33	23,000	24,035
Canadian National Railway Co.
6.90%, 7/15/28	35,000	36,438
3.85%, 8/5/32	16,000	15,060
5.85%, 11/1/33	6,000	6,302
6.25%, 8/1/34	27,000	28,863
6.20%, 6/1/36	34,000	36,166
6.38%, 11/15/37	16,000	17,194
3.20%, 8/2/46	45,000	31,136
3.65%, 2/3/48	53,000	38,320
4.45%, 1/20/49	53,000	43,323
4.40%, 8/5/52	38,000	30,523
6.13%, 11/1/53	21,000	21,705
Canadian Natural Resources Ltd.
3.85%, 6/1/27	54,000	53,747
2.95%, 7/15/30	35,000	32,600
6.45%, 6/30/33	25,000	26,557
5.85%, 2/1/35	30,000	30,656
6.50%, 2/15/37	67,000	71,031
6.25%, 3/15/38	100,000	103,547
6.75%, 2/1/39	46,000	49,467
4.95%, 6/1/47	70,000	60,149
Canadian Pacific Railway Co.
4.00%, 6/1/28	91,000	90,045
2.88%, 11/15/29	30,000	28,257
2.05%, 3/5/30	35,000	31,839
7.13%, 10/15/31	36,000	39,188
4.80%, 9/15/35	269,000	258,715
5.95%, 5/15/37	56,000	57,978
3.00%, 12/2/41(a)	55,000	39,347
4.30%, 5/15/43(a)	46,000	38,371
4.80%, 8/1/45	50,000	43,551
4.95%, 8/15/45	40,000	35,518
4.70%, 5/1/48	58,000	48,923

See Notes to Financial Statements.

WisdomTree Trust    77

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
3.50%, 5/1/50	$50,000	$34,136
3.10%, 12/2/51	86,000	53,755
4.20%, 11/15/69	166,000	117,320
6.13%, 9/15/2115	62,000	61,217
Cascades Inc/Cascades USA, Inc. 5.38%, 1/15/28(e)	38,000	38,004
Cenovus Energy, Inc.
5.25%, 6/15/37	35,000	33,351
6.75%, 11/15/39	108,000	116,506
5.40%, 6/15/47(a)	39,000	35,247
3.75%, 2/15/52(a)	90,000	61,993
CI Financial Corp.
7.50%, 5/30/29(e)	64,000	66,535
4.10%, 6/15/51	68,000	44,066
Element Fleet Management Corp. 6.32%, 12/4/28(e)	42,000	43,286
Emera U.S. Finance LP
2.64%, 6/15/31	37,000	32,947
4.75%, 6/15/46	127,000	104,898
Empower Finance 2020 LP
1.36%, 9/17/27(e)	17,000	16,443
1.78%, 3/17/31(e)	31,000	26,753
3.08%, 9/17/51(e)	54,000	33,350
Enbridge, Inc.
1.60%, 10/4/26	30,000	29,935
5.90%, 11/15/26	21,000	21,038
4.25%, 12/1/26	45,000	44,987
5.25%, 4/5/27	46,000	46,214
3.70%, 7/15/27	45,000	44,704
6.00%, 11/15/28	91,000	93,261
5.30%, 4/5/29(a)	57,000	57,617
3.13%, 11/15/29(a)	22,000	20,856
6.20%, 11/15/30	55,000	57,219
5.70%, 3/8/33	216,000	220,080
2.50%, 8/1/33(a)	79,000	66,342
5.63%, 4/5/34	98,000	99,042
4.50%, 6/10/44	45,000	37,295
4.00%, 11/15/49	45,000	32,919
3.40%, 8/1/51	111,000	72,094
6.70%, 11/15/53(a)	148,000	155,996
5.95%, 4/5/54	121,000	116,409
7.20%, 6/27/54, (7.20% fixed rate until 6/27/34; 5-year Constant Maturity Treasury Rate + 2.97% thereafter)(c)	25,000	26,205
7.38%, 3/15/55, (7.375% fixed rate until 3/15/30; 5-year Constant Maturity Treasury Rate + 3.122% thereafter)(c)	7,000	7,301
Fairfax Financial Holdings Ltd.
4.85%, 4/17/28	35,000	34,966
4.63%, 4/29/30	102,000	100,355
3.38%, 3/3/31	58,000	53,639
Investments	Principal Amount	Value
5.63%, 8/16/32	$55,000	$55,503
6.00%, 12/7/33	55,000	56,352
6.35%, 3/22/54	160,000	156,142
6.10%, 3/15/55	78,000	73,940
6.50%, 5/20/55	51,000	51,005
Garda World Security Corp. 6.00%, 6/1/29(e)	138,000	136,572
goeasy Ltd.
9.25%, 12/1/28(a)(e)	139,000	139,553
7.63%, 7/1/29(e)	16,000	15,330
Great-West Lifeco Finance 2018 LP
4.05%, 5/17/28(e)	12,000	11,845
4.58%, 5/17/48(e)	39,000	31,895
Great-West Lifeco Finance Delaware LP 4.15%, 6/3/47(e)	48,000	36,773
Hudbay Minerals, Inc. 6.13%, 4/1/29(d)	25,000	25,129
Intact Financial Corp. 5.46%, 9/22/32(e)	25,000	25,281
Jones Deslauriers Insurance Management, Inc. 8.50%, 3/15/30(e)	42,000	43,383
Kinross Gold Corp. 6.25%, 7/15/33	60,000	62,702
Kronos Acquisition Holdings, Inc.
8.25%, 6/30/31(e)	90,000	70,520
10.75%, 6/30/32(e)	309,000	123,878
Magna International, Inc. 5.50%, 3/21/33	43,000	43,345
Manulife Financial Corp.
2.48%, 5/19/27	37,000	36,498
4.06%, 2/24/32, (4.061% fixed rate until 2/24/27; 5-year U.S. dollar ICE Swap Rate + 1.647% thereafter)(c)	46,000	45,742
3.70%, 3/16/32	15,000	14,022
5.38%, 3/4/46(a)	33,000	30,517
Mattamy Group Corp. 4.63%, 3/1/30(e)	50,000	48,155
Methanex Corp.
5.13%, 10/15/27	29,000	29,019
5.25%, 12/15/29(a)	24,000	23,882
5.65%, 12/1/44	97,000	86,336
Nutrien Ltd.
4.00%, 12/15/26	25,000	24,977
4.90%, 3/27/28	36,000	36,087
4.20%, 4/1/29	15,000	14,767
2.95%, 5/13/30	36,000	33,556
4.13%, 3/15/35	119,000	107,098
5.88%, 12/1/36	112,000	113,076
5.63%, 12/1/40	27,000	26,132
6.13%, 1/15/41	25,000	25,446
4.90%, 6/1/43	45,000	39,291
See Notes to Financial Statements.

78    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
5.25%, 1/15/45	$55,000	$49,834
5.00%, 4/1/49	58,000	49,600
3.95%, 5/13/50	66,000	47,978
5.80%, 3/27/53(a)	85,000	80,879
Open Text Corp.
6.90%, 12/1/27(e)	51,000	51,980
3.88%, 2/15/28(e)	50,000	48,994
3.88%, 12/1/29(e)	49,000	45,880
Open Text Holdings, Inc.
4.13%, 2/15/30(e)	52,000	48,570
4.13%, 12/1/31(a)(e)	45,000	40,239
Precision Drilling Corp. 6.88%, 1/15/29(e)	71,000	71,495
Ritchie Bros. Holdings, Inc.
6.75%, 3/15/28(e)	35,000	35,372
7.75%, 3/15/31(e)	33,000	34,110
Rogers Communications, Inc.
2.90%, 11/15/26	30,000	29,924
3.20%, 3/15/27	80,000	79,496
5.00%, 2/15/29	161,000	160,943
3.80%, 3/15/32	140,000	128,718
5.30%, 2/15/34	103,000	99,830
7.50%, 8/15/38	154,000	170,024
4.50%, 3/15/42(a)	87,000	71,623
5.45%, 10/1/43	60,000	53,905
4.35%, 5/1/49	28,000	21,392
3.70%, 11/15/49	196,000	136,043
4.55%, 3/15/52(a)	194,000	146,734
5.25%, 3/15/82, (5.25% fixed rate until 3/15/27; 5-year Constant Maturity Treasury Rate + 3.59% thereafter)(c)(e)	230,000	229,654
Royal Bank of Canada
6.00%, 11/1/27(a)	77,000	78,375
4.90%, 1/12/28	133,000	133,689
5.20%, 8/1/28	162,000	163,861
4.00%, 11/3/28, (3.995% fixed rate until 11/3/27; Secured Overnight Financing Rate + 0.70% thereafter)(c)	115,000	114,148
4.95%, 2/1/29(a)	165,000	166,002
2.30%, 11/3/31	122,000	107,274
3.88%, 5/4/32	23,000	21,619
5.00%, 2/1/33	15,000	14,857
5.00%, 5/2/33	18,000	17,821
5.15%, 2/1/34(a)	82,000	82,060
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 3/1/55, (7.50% fixed rate until 3/1/35; 5-year Constant Maturity Treasury Rate + 3.667% thereafter)(c)	39,000	40,972
7.63%, 3/1/55, (7.625% fixed rate until 3/1/30; 5-year Constant Maturity Treasury Rate + 3.949% thereafter)(c)	18,000	18,697
Investments	Principal Amount	Value
South Bow USA Infrastructure Holdings LLC
4.91%, 9/1/27	$44,000	$44,050
5.03%, 10/1/29	70,000	69,681
5.58%, 10/1/34	113,000	110,788
6.18%, 10/1/54	60,000	55,752
Suncor Energy, Inc.
7.15%, 2/1/32	36,000	39,131
5.95%, 12/1/34	85,000	87,234
6.80%, 5/15/38	54,000	58,157
6.50%, 6/15/38	42,000	44,154
6.85%, 6/1/39	66,000	71,426
4.00%, 11/15/47	45,000	33,305
3.75%, 3/4/51	66,000	45,959
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/29(e)	25,000	24,281
Taseko Mines Ltd. 8.25%, 5/1/30(e)	20,000	20,917
Teine Energy Ltd. 6.88%, 4/15/29(e)	165,000	165,236
TELUS Corp.
3.40%, 5/13/32	12,000	10,778
4.60%, 11/16/48	117,000	95,889
7.00%, 10/15/55, (7.00% fixed rate until 10/15/35; 5-year Constant Maturity Treasury Rate + 2.709% thereafter)(c)	41,000	40,764
Toronto-Dominion Bank 4.46%, 6/8/32(a)	704,000	680,807
TR Finance LLC 5.85%, 4/15/40	59,000	57,776
TransCanada PipeLines Ltd.
7.63%, 1/15/39	447,000	509,524
4.88%, 5/15/48	184,000	159,979
Total Canada		15,087,075
Chile – 0.2%
AES Andes SA 6.30%, 3/15/29(d)	200,000	203,661
Antofagasta PLC 2.38%, 10/14/30(d)	200,000	179,310
Celulosa Arauco y Constitucion SA 5.50%, 11/2/47	200,000	171,621
Corp. Nacional del Cobre de Chile
5.13%, 2/2/33(e)	1,000,000	978,643
5.63%, 9/21/35(e)	114,000	113,125
Empresa de Transporte de Pasajeros Metro SA 3.65%, 5/7/30(d)	200,000	189,481
Empresa Nacional del Petroleo 5.25%, 11/6/29(d)	200,000	200,706
Interchile SA 4.50%, 6/30/56(d)	200,000	161,587
Inversiones CMPC SA 4.38%, 4/4/27(d)	471,000	469,528

See Notes to Financial Statements.

WisdomTree Trust    79

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Latam Airlines Group SA 7.63%, 1/7/31(d)	$67,000	$69,111
Sociedad Quimica y Minera de Chile SA 4.25%, 5/7/29(d)	400,000	394,579
Total Chile		3,131,352
China – 0.6%
Alibaba Group Holding Ltd.
3.40%, 12/6/27	559,000	551,054
2.13%, 2/9/31	1,361,000	1,216,810
Amipeace Ltd. 1.75%, 11/9/26(d)	234,000	232,706
BOC Aviation Ltd. 4.50%, 5/23/28(d)	248,000	247,264
CFAMC II Co. Ltd. 4.88%, 11/22/26(d)	218,000	218,044
China Cinda Finance I Ltd. 4.75%, 2/8/28(d)	200,000	199,910
China Overseas Finance Cayman VIII Ltd. 2.75%, 3/2/30(d)	200,000	184,142
CITIC Ltd. 3.88%, 2/28/27(d)	400,000	398,408
CNAC HK Finbridge Co. Ltd. 5.13%, 3/14/28(d)	221,000	222,072
CNOOC Finance Ltd. 5.50%, 5/21/33(e)	12,000	12,387
CNOOC Petroleum North America ULC
5.88%, 3/10/35	171,000	182,216
6.40%, 5/15/37	85,000	94,844
7.50%, 7/30/39	161,000	198,339
Industrial & Commercial Bank of China Ltd. 4.26%, 10/25/26, (Secured Overnight Financing Index + 0.60%)(c)(d)	556,000	556,186
JD.com, Inc. 3.38%, 1/14/30	200,000	191,680
Joy Treasure Assets Holdings, Inc. 5.50%, 2/1/27(d)	200,000	200,251
Lenovo Group Ltd. 3.42%, 11/2/30(d)	200,000	187,281
Meituan 3.05%, 10/28/30(d)	200,000	182,915
Prosus NV 3.68%, 1/21/30(e)	575,000	548,513
Sinopec Group Overseas Development 2018 Ltd. 2.30%, 1/8/31(d)	751,000	683,026
State Grid Overseas Investment BVI Ltd.
3.50%, 5/4/27(d)	275,000	273,201
4.25%, 5/2/28(d)	275,000	274,038
Talent Yield International Ltd. 3.13%, 5/6/31(d)	200,000	184,464
Tencent Holdings Ltd. 3.93%, 1/19/38(a)(d)	559,000	484,771
Investments	Principal Amount	Value
Xiaomi Best Time International Ltd. 3.38%, 4/29/30(d)	$200,000	$189,378
Total China		7,913,900
Colombia – 0.1%
Ecopetrol SA
8.63%, 1/19/29	50,000	53,040
6.88%, 4/29/30	82,000	83,505
7.75%, 2/1/32	199,000	205,967
8.88%, 1/13/33	95,000	102,899
8.38%, 1/19/36	76,000	80,567
5.88%, 5/28/45	149,000	120,401
Empresas Publicas de Medellin ESP 4.25%, 7/18/29(d)	200,000	189,555
Grupo Nutresa SA 8.00%, 5/12/30(d)	200,000	211,545
Total Colombia		1,047,479
Denmark – 0.0%
Danske Bank AS 1.55%, 9/10/27, (1.549% fixed rate until 9/10/26; 1-year Constant Maturity Treasury Rate + 0.73% thereafter)(c)(e)	309,000	308,797
Finland – 0.0%
Nokia OYJ 6.63%, 5/15/39	23,000	23,545
Nordea Bank Abp 1.50%, 9/30/26(e)	235,000	234,616
Total Finland		258,161
France – 0.6%
Airbus SE 3.15%, 4/10/27(e)	239,000	237,342
Banque Federative du Credit Mutuel SA 1.60%, 10/4/26(e)	283,000	282,359
BNP Paribas SA
3.50%, 11/16/27(e)	583,000	575,244
2.87%, 4/19/32, (2.871% fixed rate until 4/19/31; 3-month Secured Overnight Financing Rate + 1.387% thereafter)(c)(e)	749,000	672,603
3.13%, 1/20/33, (3.132% fixed rate until 1/20/32; Secured Overnight Financing Rate + 1.561% thereafter)(c)(e)	214,000	190,919
BPCE SA
3.12%, 10/19/32, (3.116% fixed rate until 10/19/31; Secured Overnight Financing Rate + 1.73% thereafter)(c)(e)	296,000	260,129
6.51%, 1/18/35, (6.508% fixed rate until 1/18/34; Secured Overnight Financing Rate + 2.791% thereafter)(a)(c)(e)	451,000	458,923
Credit Agricole SA
4.00%, 1/10/33, (4.00% fixed rate until 1/10/28; 5-year U.S. dollar Swap Rate + 1.644% thereafter)(c)(e)	970,000	954,543

See Notes to Financial Statements.

80    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
4.82%, 9/25/33, (4.818% fixed rate until 9/25/32; Secured Overnight Financing Rate + 1.36% thereafter)(c)(e)	$267,000	$256,494
Electricite de France SA
4.88%, 9/21/38(e)	200,000	180,283
6.95%, 1/26/39(e)	184,000	197,540
4.95%, 10/13/45(e)	131,000	111,876
6.38%, 1/13/55(e)	154,000	150,412
4.50%, 12/4/69(d)	1,000,000	678,356
Engie SA 5.25%, 4/10/29(e)	200,000	201,682
Orange SA
9.00%, 3/1/31	178,000	204,505
5.38%, 1/13/42	94,000	88,261
5.50%, 2/6/44(a)	187,000	176,566
Societe Generale SA
6.22%, 6/15/33, (6.221% fixed rate until 6/15/32; 1-year Constant Maturity Treasury Rate + 3.20% thereafter)(c)(e)	158,000	160,474
3.65%, 7/8/35, (3.653% fixed rate until 7/8/30; 5-year Constant Maturity Treasury Rate + 3.00% thereafter)(c)(e)	300,000	278,000
7.13%, 1/19/55, (7.132% fixed rate until 1/19/54; 1-year Constant Maturity Treasury Rate + 2.95% thereafter)(a)(c)(e)	262,000	260,091
TotalEnergies Capital International SA
2.83%, 1/10/30(a)	25,000	23,517
2.99%, 6/29/41	71,000	51,692
3.46%, 7/12/49	315,000	215,836
3.39%, 6/29/60	378,000	235,216
TotalEnergies Capital SA
5.15%, 4/5/34	11,000	10,968
5.49%, 4/5/54(a)	179,000	166,779
WEA Finance LLC
4.13%, 9/20/28(a)(e)	20,000	19,686
3.50%, 6/15/29(e)	213,000	204,470
4.63%, 9/20/48(a)(e)	20,000	15,752
Total France		7,520,518
Germany – 0.6%
Allianz SE 5.10%, 1/30/49, (5.10% fixed rate until 1/30/29; Secured Overnight Financing Rate + 3.697% thereafter)(c)(d)	200,000	199,997
Bayer U.S. Finance II LLC 5.50%, 7/30/35(e)	463,000	450,911
BMW U.S. Capital LLC
3.45%, 4/1/27(e)	90,000	89,469
4.90%, 4/2/27(a)(e)	27,000	27,086
3.30%, 4/6/27(e)	21,000	20,861
3.75%, 4/12/28(e)	31,000	30,554
5.05%, 8/11/28(e)	41,000	41,190
4.90%, 4/2/29(e)	44,000	43,976
Investments	Principal Amount	Value
3.63%, 4/18/29(e)	$86,000	$83,363
4.15%, 4/9/30(e)	53,000	51,346
2.55%, 4/1/31(e)	34,000	30,300
1.95%, 8/12/31(e)	35,000	30,030
3.70%, 4/1/32(e)	21,000	19,362
5.15%, 8/11/33(e)	37,000	36,363
5.15%, 4/2/34(a)(e)	59,000	57,527
Daimler Truck Finance North America LLC 5.13%, 1/19/28(e)	587,000	590,122
Deutsche Bank AG
5.71%, 2/8/28, (5.706% fixed rate until 2/8/27; Secured Overnight Financing Rate + 1.594% thereafter)(c)	500,000	502,452
6.72%, 1/18/29, (6.72% fixed rate until 1/18/28; Secured Overnight Financing Rate + 3.18% thereafter)(c)	641,000	656,423
3.73%, 1/14/32, (3.729% fixed rate until 1/14/31; Secured Overnight Financing Rate + 2.757% thereafter)(c)	517,000	477,551
Deutsche Telekom International Finance BV 8.25%, 6/15/30	386,000	427,630
E.ON International Finance BV 6.65%, 4/30/38(e)	41,000	44,074
Kreditanstalt fuer Wiederaufbau
1.00%, 10/1/26	1,015,000	1,012,603
3.75%, 2/15/28	70,000	69,419
2.88%, 4/3/28	62,000	60,616
0.75%, 9/30/30	41,000	35,367
4.75%, 10/29/30	41,000	41,412
4.38%, 2/28/34	41,000	40,274
4.89%, 4/18/36(b)	41,000	26,064
4.91%, 6/29/37(b)	21,000	12,502
Landwirtschaftliche Rentenbank
4.13%, 5/28/30	31,000	30,628
0.88%, 9/3/30	340,000	295,609
Mercedes-Benz Finance North America LLC 3.75%, 2/22/28(a)(e)	855,000	843,681
Mercer International, Inc.
12.88%, 10/1/28(a)(e)	46,000	16,219
5.13%, 2/1/29	69,000	20,857
RWE Finance U.S. LLC 5.88%, 4/16/34(e)	160,000	161,975
Siemens Financieringsmaatschappij NV 2.15%, 3/11/31(e)	745,000	663,850
Siemens Funding BV 5.20%, 5/28/35(e)	297,000	295,704
Volkswagen Group of America Finance LLC 4.75%, 11/13/28(e)	616,000	612,147
ZF North America Capital, Inc. 6.88%, 4/14/28(a)(e)	170,000	173,169
Total Germany		8,322,683

See Notes to Financial Statements.

WisdomTree Trust    81

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Hong Kong – 0.2%
AIA Group Ltd.
5.63%, 10/25/27(e)	$279,000	$282,019
4.95%, 4/4/33(a)(e)	331,000	331,065
China Life Insurance Overseas Co. Ltd. 5.35%, 8/15/33, (5.35% fixed rate until 8/15/28; 5-year Constant Maturity Treasury Rate + 1.232% thereafter)(c)(d)	200,000	202,441
CLP Power Hong Kong Financing Ltd. 3.38%, 10/26/27(d)	200,000	197,239
FWD Group Holdings Ltd. 5.25%, 9/22/30(a)(e)	200,000	198,547
Hongkong Land Finance Cayman Islands Co. Ltd. 2.88%, 5/27/30(d)	200,000	186,870
JMH Co. Ltd. 2.50%, 4/9/31(d)	200,000	180,764
MTR Corp. CI Ltd.
2.50%, 11/2/26, Series DIP(d)	200,000	199,308
5.63%, 9/24/35, (5.625% fixed rate until 12/24/35; 5-year Constant Maturity Treasury Rate + 1.457% thereafter)(c)(d)(g)	254,000	257,231
Prudential Funding Asia PLC
3.13%, 4/14/30	27,000	25,447
3.63%, 3/24/32	9,000	8,342
Sun Hung Kai Properties Capital Market Ltd. 3.75%, 2/25/29(d)	200,000	195,245
Total Hong Kong		2,264,518
Hungary – 0.0%
MVM Energetika Zrt 7.50%, 6/9/28(d)	200,000	206,697
India – 0.1%
Adani Ports & Special Economic Zone Ltd. 4.38%, 7/3/29(d)	200,000	194,294
Indian Railway Finance Corp. Ltd. 3.84%, 12/13/27(d)	200,000	197,169
JSW Steel Ltd. 3.95%, 4/5/27(d)	200,000	199,625
Power Finance Corp. Ltd. 3.75%, 12/6/27(d)	200,000	196,773
REC Ltd. 2.25%, 9/1/26(d)	200,000	200,000
Reliance Industries Ltd. 2.88%, 1/12/32(d)	371,000	330,205
Total India		1,318,066
Indonesia – 0.2%
Freeport Indonesia PT 5.32%, 4/14/32(d)	300,000	295,794
Indofood CBP Sukses Makmur Tbk. PT 3.54%, 4/27/32(d)	200,000	179,926
Investments	Principal Amount	Value
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 5.45%, 5/15/30(d)	$200,000	$200,224
Pertamina Persero PT 2.30%, 2/9/31(d)	1,141,000	1,001,741
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.45%, 5/21/28(d)	200,000	200,909
5.25%, 10/24/42(d)	422,000	362,192
Total Indonesia		2,240,786
Ireland – 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.10%, 1/19/29	1,525,000	1,529,671
3.30%, 1/30/32	228,000	205,752
3.85%, 10/29/41	180,000	140,459
AIB Group PLC 6.61%, 9/13/29, (6.608% fixed rate until 9/13/28; Secured Overnight Financing Rate + 2.33% thereafter)(c)(e)	253,000	260,856
Avolon Holdings Funding Ltd.
3.25%, 2/15/27(e)	27,000	26,848
2.53%, 11/18/27(e)	37,000	36,003
2.75%, 2/21/28(e)	31,000	30,056
6.38%, 5/4/28(a)(e)	126,000	128,842
5.75%, 3/1/29(e)	48,000	48,667
5.75%, 11/15/29(e)	48,000	48,723
4.95%, 10/15/32(e)	107,000	103,142
GGAM Finance Ltd.
8.00%, 6/15/28(e)	13,000	13,473
6.88%, 4/15/29(e)	38,000	38,803
SMBC Aviation Capital Finance DAC 5.30%, 4/3/29(e)	161,000	162,059
Smurfit Kappa Treasury ULC 5.44%, 4/3/34	295,000	294,455
Total Ireland		3,067,809
Israel – 0.1%
Energean Israel Finance Ltd.
5.38%, 3/30/28(d)	65,626	65,227
5.88%, 3/30/31(d)	62,110	59,720
8.50%, 9/30/33(d)	100,593	105,787
ICL Group Ltd. 6.38%, 5/31/38(d)	28,000	28,302
Israel Electric Corp. Ltd. 4.25%, 8/14/28(d)	412,000	405,158
Leviathan Bond Ltd.
6.50%, 6/30/27(d)	25,000	25,064
6.75%, 6/30/30(d)	58,251	59,786
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/36	229,000	234,999
Total Israel		984,043

See Notes to Financial Statements.

82    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Italy – 0.1%
ENEL Finance International NV 5.00%, 6/15/32(e)	$827,000	$813,103
Eni SpA 5.70%, 10/1/40(e)	120,000	115,623
Eni USA, Inc. 7.30%, 11/15/27	159,000	163,820
Fibercop SpA 6.00%, 9/30/34, Series 2034(e)	425,000	408,488
Intesa Sanpaolo SpA 4.70%, 9/23/49, Series XR(e)	303,000	242,294
Telecom Italia Capital SA
6.38%, 11/15/33	33,000	34,346
7.20%, 7/18/36	32,000	35,083
Total Italy		1,812,757
Japan – 0.6%
Honda Motor Co. Ltd.
2.97%, 3/10/32	15,000	13,347
5.34%, 7/8/35(a)	176,000	172,906
JT International Financial Services BV 3.88%, 9/28/28(d)	200,000	196,273
Meiji Yasuda Life Insurance Co. 5.10%, 4/26/48, (5.10% fixed rate until 4/26/28; 5-year U.S. dollar ICE Swap Rate + 3.15% thereafter)(c)(e)	200,000	200,248
Mitsubishi UFJ Financial Group, Inc.
3.68%, 2/22/27	83,000	82,761
3.29%, 7/25/27	75,000	74,249
3.96%, 3/2/28	80,000	79,301
3.74%, 3/7/29	18,000	17,582
4.29%, 7/26/38	20,000	18,138
4.15%, 3/7/39	147,000	128,981
Mizuho Financial Group, Inc.
2.84%, 9/13/26	670,000	669,677
2.56%, 9/13/31	468,000	409,670
5.42%, 5/13/36, (5.422% fixed rate until 5/13/35; 1-year Constant Maturity Treasury Rate + 0.98% thereafter)(c)	272,000	268,495
MUFG Bank Ltd. 4.70%, 3/10/44(a)(e)	522,000	458,127
Nippon Life Insurance Co.
3.40%, 1/23/50, (3.40% fixed rate until 1/23/30; 5-year Constant Maturity Treasury Rate + 2.612% thereafter)(c)(e)	483,000	451,331
Nissan Motor Co. Ltd. 4.81%, 9/17/30(e)	284,000	264,656
Nomura Holdings, Inc.
2.17%, 7/14/28	310,000	295,255
3.10%, 1/16/30	447,000	417,826
2.68%, 7/16/30	200,000	181,830
Investments	Principal Amount	Value
NTT Finance Corp. 5.14%, 7/2/31(a)(e)	$432,000	$429,403
ORIX Corp. 2.25%, 3/9/31	44,000	38,905
Sumitomo Life Insurance Co. 4.00%, 9/14/77, (4.00% fixed rate until 9/14/27; Secured Overnight Financing Rate + 2.993% thereafter)(c)(e)	224,000	222,004
Sumitomo Mitsui Financial Group, Inc.
3.36%, 7/12/27	1,399,000	1,386,126
3.04%, 7/16/29	831,000	789,879
2.30%, 1/12/41	552,000	367,572
2.93%, 9/17/41	206,000	144,373
Sumitomo Mitsui Trust Bank Ltd. 4.95%, 9/15/27(e)	219,000	219,881
Takeda Pharmaceutical Co. Ltd. 3.38%, 7/9/60	349,000	212,875
Toyota Motor Corp. 5.05%, 6/30/35	71,000	70,193
Total Japan		8,281,864
Kazakhstan – 0.0%
KazMunayGas National Co. JSC 3.50%, 4/14/33(d)	375,000	336,040
Luxembourg – 0.0%
ArcelorMittal SA
6.55%, 11/29/27	75,000	76,553
4.25%, 7/16/29	35,000	34,411
6.80%, 11/29/32(a)	75,000	81,152
6.00%, 6/17/34	35,000	36,098
7.00%, 10/15/39	74,000	80,286
6.75%, 3/1/41	38,000	40,186
6.35%, 6/17/54(a)	45,000	46,329
Total Luxembourg		395,015
Macau – 0.1%
Sands China Ltd. 5.40%, 8/8/28	594,000	597,921
Wynn Macau Ltd. 5.50%, 10/1/27(a)(e)	335,000	334,543
Total Macau		932,464
Malaysia – 0.1%
Axiata SPV2 Bhd. 2.16%, 8/19/30(d)	200,000	179,591
Khazanah Global Sukuk Bhd. 4.69%, 6/1/28(d)	200,000	199,784
Petronas Capital Ltd. 2.48%, 1/28/32(d)	1,002,000	883,109
Petronas Energy Canada Ltd. 2.11%, 3/23/28(d)	314,000	301,958
Total Malaysia		1,564,442

See Notes to Financial Statements.

WisdomTree Trust    83

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Mexico – 0.5%
America Movil SAB de CV 4.70%, 7/21/32	$700,000	$680,134
Bimbo Bakeries USA, Inc. 5.38%, 1/9/36(d)	200,000	195,104
Cemex SAB de CV 5.45%, 11/19/29(d)	200,000	200,757
Coca-Cola Femsa SAB de CV 1.85%, 9/1/32	150,000	123,404
Comision Federal de Electricidad 3.88%, 7/26/33(d)	259,000	223,137
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/43	363,000	308,403
Industrias Penoles SAB de CV 4.75%, 8/6/50(d)	262,000	205,953
Infraestructura Energetica Nova SAPI de CV 3.75%, 1/14/28(e)	200,000	196,593
Mexico City Airport Trust
4.25%, 10/31/26(d)	200,000	199,748
3.88%, 4/30/28(d)	400,000	392,619
Minera Mexico SA de CV 5.63%, 2/12/32(d)	200,000	200,646
Orbia Advance Corp. SAB de CV 2.88%, 5/11/31(d)	280,000	236,863
Petroleos Mexicanos
6.50%, 1/23/29	50,000	51,252
8.75%, 6/2/29	79,000	84,638
6.84%, 1/23/30	347,000	357,315
5.95%, 1/28/31	430,000	425,039
6.70%, 2/16/32	59,000	59,363
6.63%, 6/15/35(a)	117,000	111,990
6.50%, 6/2/41	769,000	679,775
5.50%, 6/27/44	41,000	32,289
6.38%, 1/23/45	50,000	41,775
5.63%, 1/23/46	36,000	28,262
6.75%, 9/21/47	205,000	172,197
6.35%, 2/12/48	65,000	52,603
7.69%, 1/23/50	309,000	281,766
6.95%, 1/28/60	239,000	197,252
Southern Copper Corp.
6.75%, 4/16/40	127,000	136,939
5.25%, 11/8/42	124,000	114,133
5.88%, 4/23/45	164,000	160,949
Trust 4.87%, 1/15/30(d)	200,000	192,697
Trust Fibra Uno 7.38%, 2/13/34(d)	200,000	211,143
Total Mexico		6,554,738
Investments	Principal Amount	Value
Morocco – 0.0%
OCP SA
3.75%, 6/23/31(d)	$400,000	$369,615
6.88%, 4/25/44(d)	200,000	198,704
Total Morocco		568,319
Netherlands – 0.2%
Ahold Finance USA LLC 6.88%, 5/1/29	36,000	37,778
Cooperatieve Rabobank UA 5.45%, 3/5/30, (5.447% fixed rate until 3/5/29; 1-year Constant Maturity Treasury Rate + 1.12% thereafter)(c)(e)	829,000	838,607
Heineken NV
4.00%, 10/1/42(e)	20,000	15,990
4.35%, 3/29/47(e)	45,000	36,665
ING Groep NV
2.73%, 4/1/32, (2.727% fixed rate until 4/1/31; Secured Overnight Financing Rate + 1.316% thereafter)(c)	300,000	269,852
4.25%, 3/28/33, (4.252% fixed rate until 3/28/32; Secured Overnight Financing Rate + 2.07% thereafter)(c)	303,000	288,651
Koninklijke Ahold Delhaize NV 5.70%, 10/1/40	54,000	51,856
Koninklijke Philips NV 6.88%, 3/11/38	124,000	134,678
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 6/18/29	793,000	780,043
5.00%, 1/15/33	159,000	155,403
Total Netherlands		2,609,523
New Zealand – 0.1%
ASB Bank Ltd. 5.28%, 6/17/32, (5.284% fixed rate until 6/17/27; 5-year Constant Maturity Treasury Rate + 2.25% thereafter)(c)(e)	240,000	240,115
Bank of New Zealand 2.29%, 1/27/27(a)(e)	257,000	254,942
Westpac New Zealand Ltd. 5.13%, 2/26/27(e)	159,000	159,577
Total New Zealand		654,634
Nigeria – 0.0%
IHS Holding Ltd. 5.63%, 11/29/26(d)	200,000	199,767

See Notes to Financial Statements.

84    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Norway – 0.2%
Aker BP ASA 3.75%, 1/15/30(e)	$201,000	$192,528
Equinor ASA
3.63%, 9/10/28	1,267,000	1,245,547
3.13%, 4/6/30	1,270,000	1,201,748
2.38%, 5/22/30	101,000	92,762
3.63%, 4/6/40	27,000	21,890
5.10%, 8/17/40	15,000	14,247
4.25%, 11/23/41	30,000	25,613
3.95%, 5/15/43	68,000	54,881
4.80%, 11/8/43(a)	31,000	27,732
3.25%, 11/18/49	121,000	80,634
3.70%, 4/6/50	68,000	49,590
Var Energi ASA 5.00%, 5/18/27(e)	200,000	200,415
Total Norway		3,207,587
Panama – 0.0%
Aeropuerto Internacional de Tocumen SA 4.00%, 8/11/41(d)	200,000	168,956
Peru – 0.0%
Banco de Credito del Peru S.A.
5.85%, 1/11/29(d)	20,000	20,366
3.25%, 9/30/31, (3.25% fixed rate until 9/30/26; 5-year Constant Maturity Treasury Rate + 2.45% thereafter)(c)(d)	20,000	19,956
5.80%, 3/10/35, (5.80% fixed rate until 3/10/30; 5-year Constant Maturity Treasury Rate + 2.24% thereafter)(c)(d)	50,000	50,073
Petroleos del Peru SA 4.75%, 6/19/32(d)	200,000	174,162
Volcan Cia Minera SAA 8.50%, 10/28/32(d)	29,000	30,065
Total Peru		294,622
Qatar – 0.1%
QatarEnergy
3.13%, 7/12/41(d)	202,000	146,763
3.30%, 7/12/51(d)	200,000	129,197
QIB Sukuk Ltd. 5.58%, 11/22/28(d)	400,000	406,190
Total Qatar		682,150
Saudi Arabia – 0.4%
Al Rajhi Sukuk Ltd. 4.75%, 4/5/28(d)	426,000	425,144
BSF Finance 5.50%, 11/23/27(d)	400,000	402,514
EIG Pearl Holdings SARL 3.55%, 8/31/36(d)	193,983	173,020
Gaci First Investment Co. 5.25%, 1/29/34(d)	322,000	316,658
Investments	Principal Amount	Value
Greensaif Pipelines Bidco SARL 6.13%, 2/23/38(d)	$200,000	$201,899
SA Global Sukuk Ltd. 4.75%, 10/2/34(d)	202,000	193,506
Saudi Arabian Oil Co.
2.25%, 11/24/30(d)	586,000	520,720
4.25%, 4/16/39(d)	476,000	407,942
4.38%, 4/16/49(d)	259,000	198,579
Saudi Electricity Global Sukuk Co. 2 5.06%, 4/8/43(d)	204,000	188,825
Saudi Electricity Global Sukuk Co. 4 4.72%, 9/27/28(d)	200,000	199,155
Saudi Electricity Sukuk Programme Co. 5.68%, 4/11/53(a)(d)	209,000	201,602
SNB Sukuk Ltd. 5.13%, 2/27/29(d)	200,000	200,821
Suci Second Investment Co. 6.25%, 10/25/33(d)	733,000	773,294
TMS Issuer SARL 5.78%, 8/23/32(d)	254,000	258,605
Total Saudi Arabia		4,662,284
Singapore – 0.1%
DBS Group Holdings Ltd. 4.40%, 3/21/28(e)	200,000	199,730
Oversea-Chinese Banking Corp. Ltd. 4.60%, 6/15/32, (4.602% fixed rate until 6/15/27; 5-year Constant Maturity Treasury Rate + 1.575% thereafter)(c)(d)	200,000	199,599
Singapore Telecommunications Ltd. 7.38%, 12/1/31(e)	20,000	22,300
Temasek Financial I Ltd. 2.38%, 8/2/41(e)	288,000	202,940
Total Singapore		624,569
South Africa – 0.1%
Anglo American Capital PLC 5.50%, 5/2/33(d)	327,000	327,391
Eskom Holdings 4.31%, 7/23/27(d)	200,000	198,301
Sasol Financing USA LLC 4.38%, 9/18/26	378,000	377,590
Total South Africa		903,282
South Korea – 0.2%
Hyundai Capital Services, Inc. 5.13%, 2/5/27(d)	200,000	200,301
KEB Hana Bank 1.25%, 12/16/26(d)	200,000	198,152
Kookmin Bank 2.38%, 2/15/27(d)	200,000	198,236
LG Energy Solution Ltd. 5.38%, 7/2/29(d)	300,000	301,589
Shinhan Bank Co. Ltd. 3.75%, 9/20/27(d)	308,000	304,267

See Notes to Financial Statements.

WisdomTree Trust    85

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
SK hynix, Inc. 6.38%, 1/17/28(e)	$350,000	$357,560
Woori Bank 2.00%, 1/20/27(d)	400,000	396,037
Total South Korea		1,956,142
Spain – 0.2%
Banco Bilbao Vizcaya Argentaria SA 5.38%, 3/13/29	400,000	404,639
Banco Santander SA
3.80%, 2/23/28	200,000	197,285
2.75%, 12/3/30	1,200,000	1,080,896
3.23%, 11/22/32, (3.225% fixed rate until 11/22/31; 1-year Constant Maturity Treasury Rate + 1.60% thereafter)(a)(c)	200,000	179,784
CaixaBank SA 5.67%, 3/15/30, (5.673% fixed rate until 3/15/29; Secured Overnight Financing Index + 1.78% thereafter)(c)(e)	237,000	240,608
Iberdrola International BV 6.75%, 7/15/36	56,000	61,009
Telefonica Emisiones SA 4.90%, 3/6/48(a)	683,000	556,025
Total Spain		2,720,246
Sweden – 0.0%
Swedbank AB 1.54%, 11/16/26(e)	200,000	198,917
Switzerland – 0.2%
Swiss Re Treasury U.S. Corp. 4.25%, 12/6/42(e)	104,000	85,827
Tyco Electronics Group SA
3.13%, 8/15/27	57,000	56,352
2.50%, 2/4/32	77,000	67,487
7.13%, 10/1/37	28,000	31,464
UBS AG 4.50%, 6/26/48	446,000	371,941
UBS Americas, Inc. 7.13%, 7/15/32	972,000	1,066,844
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
9.50%, 6/1/28(a)(e)	20,000	20,423
6.38%, 2/1/30(a)(e)	541,000	522,949
Total Switzerland		2,223,287
Taiwan – 0.0%
Foxconn Far East Ltd. 3.00%, 9/23/26(d)	200,000	199,767
TSMC Arizona Corp. 4.25%, 4/22/32	200,000	193,643
TSMC Global Ltd. 1.75%, 4/23/28(d)	200,000	191,086
Total Taiwan		584,496
Investments	Principal Amount	Value
Thailand – 0.1%
Bangkok Bank PCL 5.30%, 9/21/28(d)	$240,000	$242,006
GC Treasury Center Co. Ltd. 2.98%, 3/18/31(d)	200,000	179,426
PTTEP Treasury Center Co. Ltd. 2.99%, 1/15/30(d)	200,000	187,357
Thaioil Treasury Center Co. Ltd. 2.50%, 6/18/30(d)	213,000	191,833
Total Thailand		800,622
Turkey – 0.1%
Turkiye Garanti Bankasi AS 8.38%, 2/28/34, (8.375% fixed rate until 2/28/29; 5-year Constant Maturity Treasury Rate + 4.09% thereafter)(c)(d)	200,000	204,181
Turkiye Vakiflar Bankasi TAO 5.50%, 10/1/26(d)	200,000	199,999
Yapi ve Kredi Bankasi AS 9.25%, 10/16/28(d)	200,000	211,682
Total Turkey		615,862
United Arab Emirates – 0.3%
Abu Dhabi Commercial Bank PJSC 3.50%, 3/31/27(d)	416,000	413,711
Abu Dhabi Crude Oil Pipeline LLC 3.65%, 11/2/29(d)	215,000	206,023
Abu Dhabi Developmental Holding Co. PJSC 5.50%, 5/8/34(d)	200,000	201,557
Abu Dhabi National Energy Co. PJSC
4.70%, 4/24/33(d)	249,000	242,506
6.50%, 10/27/36(e)	100,000	108,176
Adnoc Murban Rsc Ltd. 4.50%, 9/11/34(d)	200,000	189,715
Aldar Sukuk No. 2 Ltd. 3.88%, 10/22/29(d)	200,000	192,272
DIB Tier 1 Sukuk 5 Ltd. 3.38%, 10/19/26, (3.375% fixed rate until 4/19/27; 6-Year Constant Maturity Treasury Rate + 2.246% thereafter)(c)(d)(g)	200,000	199,555
DP World Crescent Ltd.
4.85%, 9/26/28(d)	200,000	198,228
5.50%, 5/8/35(d)	250,000	247,013
DP World Ltd. 6.85%, 7/2/37(d)	200,000	210,861
Emaar Sukuk Ltd. 3.64%, 9/15/26(d)	200,000	199,704
Emirates NBD Bank PJSC 5.63%, 10/21/27(d)	200,000	201,848
Fab Sukuk Co. Ltd. 4.58%, 1/17/28(a)(d)	280,000	280,057
Galaxy Pipeline Assets Bidco Ltd. 2.16%, 3/31/34(e)	283,744	252,925

See Notes to Financial Statements.

86    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
MAF Sukuk Ltd. 4.64%, 5/14/29(d)	$200,000	$196,873
MDGH GMTN RSC Ltd. 5.50%, 4/28/33(d)	792,000	800,542
Total United Arab Emirates		4,341,566
United Kingdom – 1.4%
Astrazeneca Finance LLC
4.90%, 3/3/30	15,000	15,043
4.90%, 2/26/31	32,000	31,995
2.25%, 5/28/31	92,000	81,629
4.88%, 3/3/33	10,000	9,902
5.00%, 2/26/34	30,000	29,665
AstraZeneca PLC
3.13%, 6/12/27	22,000	21,806
4.00%, 1/17/29	73,000	72,099
1.38%, 8/6/30	105,000	92,124
6.45%, 9/15/37	269,000	290,378
4.00%, 9/18/42	62,000	50,627
4.38%, 11/16/45	62,000	51,605
4.38%, 8/17/48(a)	51,000	41,739
2.13%, 8/6/50	69,000	36,294
3.00%, 5/28/51(a)	35,000	22,045
BAE Systems Holdings, Inc. 4.75%, 10/7/44(a)(e)	177,000	154,331
Barclays PLC
5.37%, 2/25/31, (5.367% fixed rate until 2/25/30; Secured Overnight Financing Rate + 1.23% thereafter)(a)(c)	792,000	795,346
2.67%, 3/10/32, (2.667% fixed rate until 3/10/31; 1-year Constant Maturity Treasury Rate + 1.20% thereafter)(c)	345,000	307,978
7.44%, 11/2/33, (7.437% fixed rate until 11/2/32; 1-year Constant Maturity Treasury Rate + 3.50% thereafter)(c)	1,458,000	1,597,784
5.34%, 9/10/35, (5.335% fixed rate until 9/10/34; Secured Overnight Financing Rate + 1.91% thereafter)(c)	276,000	268,248
3.81%, 3/10/42, (3.811% fixed rate until 3/10/41; 1-year Constant Maturity Treasury Rate + 1.70% thereafter)(c)	309,000	236,725
BAT Capital Corp.
3.56%, 8/15/27	250,000	247,979
4.91%, 4/2/30	176,000	175,392
6.34%, 8/2/30	422,000	440,880
4.39%, 8/15/37	159,000	141,352
3.98%, 9/25/50	470,000	333,466
7.08%, 8/2/53(a)	35,000	37,921
British Telecommunications PLC 9.63%, 12/15/30	322,000	375,712
CK Hutchison International 21 Ltd. 2.50%, 4/15/31(a)(e)	750,000	676,805
Investments	Principal Amount	Value
Diageo Capital PLC
3.88%, 5/18/28	$423,000	$417,981
5.88%, 9/30/36	29,000	29,921
GlaxoSmithKline Capital PLC 3.38%, 6/1/29	67,000	64,888
HSBC Holdings PLC
8.11%, 11/3/33, (8.113% fixed rate until 11/3/32; Secured Overnight Financing Rate + 4.25% thereafter)(c)	970,000	1,086,843
6.50%, 9/15/37	1,194,000	1,254,143
5.25%, 3/14/44(a)	569,000	518,762
Imperial Brands Finance PLC 3.88%, 7/26/29(e)	200,000	194,019
Jaguar Land Rover Automotive PLC 5.50%, 7/15/29(e)	200,000	198,271
Lloyds Banking Group PLC
4.38%, 3/22/28	756,000	752,905
7.95%, 11/15/33, (7.953% fixed rate until 11/15/32; 1-year Constant Maturity Treasury Rate + 3.75% thereafter)(c)	709,000	787,770
4.34%, 1/9/48	206,000	162,244
Macquarie Airfinance Holdings Ltd.
6.40%, 3/26/29(e)	31,000	31,836
6.50%, 3/26/31(e)	20,000	20,744
Nationwide Building Society 4.00%, 9/14/26(e)	515,000	514,996
NatWest Group PLC
3.07%, 5/22/28, (3.073% fixed rate until 5/22/27; 1-year Constant Maturity Treasury Rate + 2.55% thereafter)(c)	505,000	499,479
3.03%, 11/28/35, (3.032% fixed rate until 11/28/30; 5-year Constant Maturity Treasury Rate + 2.35% thereafter)(c)	341,000	310,940
NatWest Markets PLC 1.60%, 9/29/26(e)	200,000	199,677
nVent Finance SARL
2.75%, 11/15/31	66,000	58,173
5.65%, 5/15/33	36,000	36,471
RELX Capital, Inc.
4.00%, 3/18/29	70,000	68,682
3.00%, 5/22/30	54,000	50,416
4.75%, 5/20/32	36,000	35,293
Reynolds American, Inc.
6.15%, 9/15/43	299,000	295,439
5.85%, 8/15/45	324,000	307,377
Santander U.K. Group Holdings PLC
2.47%, 1/11/28, (2.469% fixed rate until 1/11/27; Secured Overnight Financing Rate + 1.22% thereafter)(c)	432,000	428,471
2.90%, 3/15/32, (2.896% fixed rate until 3/15/31; Secured Overnight Financing Rate + 1.475% thereafter)(c)	255,000	229,081

See Notes to Financial Statements.

WisdomTree Trust    87

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Smith & Nephew PLC
5.15%, 3/20/27	$7,000	$7,024
2.03%, 10/14/30	71,000	62,814
5.40%, 3/20/34	59,000	58,519
Standard Chartered PLC
6.30%, 1/9/29, (6.301% fixed rate until 1/9/28; 1-year Constant Maturity Treasury Rate + 2.45% thereafter)(c)(e)	641,000	652,415
6.30%, 7/6/34, (6.296% fixed rate until 7/6/33; 1-year Constant Maturity Treasury Rate + 2.58% thereafter)(a)(c)(e)	203,000	211,198
5.70%, 3/26/44(a)(e)	316,000	297,920
Unilever Capital Corp.
1.38%, 9/14/30	251,000	220,394
1.75%, 8/12/31	224,000	193,536
Vmed O2 U.K. Financing I PLC 7.75%, 4/15/32(e)	355,000	307,349
Vodafone Group PLC
6.25%, 11/30/32	136,000	142,371
6.15%, 2/27/37	227,000	234,133
5.00%, 5/30/38(a)	33,000	31,047
5.63%, 2/10/53	158,000	141,473
5.13%, 6/19/59(a)	446,000	374,564
5.75%, 2/10/63	200,000	177,899
4.13%, 6/4/81, (4.125% fixed rate until 6/4/31; 5-year Constant Maturity Treasury Rate + 2.767% thereafter)(c)	487,000	447,902
5.13%, 6/4/81, (5.125% fixed rate until 6/4/51; 5-year Constant Maturity Treasury Rate + 3.073% thereafter)(c)	45,000	33,191
Total United Kingdom		18,785,441
United States – 32.3%
3M Co.
2.88%, 10/15/27	6,000	5,895
3.05%, 4/15/30(a)	195,000	183,137
3.13%, 9/19/46	11,000	7,266
4.00%, 9/14/48	163,000	122,600
3.25%, 8/26/49	88,000	57,784
7-Eleven, Inc.
1.30%, 2/10/28(e)	58,000	55,207
2.50%, 2/10/41(e)	31,000	20,493
2.80%, 2/10/51(e)	96,000	54,333
ABB Finance USA, Inc. 3.80%, 4/3/28	10,000	9,887
Abbott Laboratories
3.75%, 11/30/26	35,000	34,983
1.15%, 1/30/28	88,000	84,113
1.40%, 6/30/30	13,000	11,478
4.75%, 11/30/36(a)	68,000	64,914
6.15%, 11/30/37	22,000	23,403
6.00%, 4/1/39	74,000	77,393
Investments	Principal Amount	Value
5.30%, 5/27/40	$15,000	$14,653
4.75%, 4/15/43	15,000	13,341
4.90%, 11/30/46	67,000	59,521
5.60%, 3/15/66	850,000	793,398
AbbVie, Inc.
3.20%, 11/21/29	193,000	183,818
4.50%, 5/14/35	706,000	664,923
4.05%, 11/21/39	395,000	336,915
4.85%, 6/15/44	45,000	39,697
4.75%, 3/15/45	118,000	102,214
4.70%, 5/14/45	159,000	136,843
4.45%, 5/14/46	199,000	164,221
4.88%, 11/14/48	125,000	107,788
4.25%, 11/21/49	381,000	297,006
5.40%, 3/15/54	149,000	136,520
5.50%, 3/15/64(a)	161,000	146,534
5.65%, 3/15/66(a)	475,000	442,889
Acadia Healthcare Co., Inc.
5.50%, 7/1/28(e)	30,000	29,951
5.00%, 4/15/29(e)	19,000	18,681
Accendra Health, Inc. 9.75%, 6/15/33(a)(e)	232,560	106,205
ACCO Brands Corp. 4.25%, 3/15/29(a)(e)	80,000	75,375
Acrisure LLC/Acrisure Finance, Inc.
8.25%, 2/1/29(e)	38,000	34,738
4.25%, 2/15/29(e)	42,000	38,465
8.50%, 6/15/29(e)	20,000	18,178
6.00%, 8/1/29(e)	20,000	17,046
7.50%, 11/6/30(e)	44,000	40,533
Adobe, Inc.
2.15%, 2/1/27(a)	55,000	54,574
4.85%, 4/4/27	32,000	32,116
4.80%, 4/4/29(a)	2,000	2,007
2.30%, 2/1/30(a)	81,000	74,471
4.95%, 4/4/34	15,000	14,654
ADT Security Corp. 4.88%, 7/15/32(e)	58,000	54,763
Advance Auto Parts, Inc.
1.75%, 10/1/27(a)	27,000	26,011
3.90%, 4/15/30(a)	68,000	63,973
Advanced Drainage Systems, Inc. 6.38%, 6/15/30(e)	20,000	20,172
Advanced Micro Devices, Inc. 4.39%, 6/1/52(a)	38,000	29,553
Advantage Sales & Marketing, Inc. 9.00%, 11/15/30(a)(e)	124,973	104,231
Adventist Health System
5.43%, 3/1/32	274,000	275,251
5.76%, 12/1/34	39,000	39,289
3.63%, 3/1/49	68,000	46,185

See Notes to Financial Statements.

88    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Advocate Health & Hospitals Corp.
2.21%, 6/15/30, Series 2020	$6,000	$5,453
4.27%, 8/15/48	53,000	42,469
3.39%, 10/15/49	55,000	37,640
3.01%, 6/15/50, Series 2020	38,000	24,017
AEGON Funding Co. LLC 5.50%, 4/16/27(e)	200,000	200,856
AEP Texas, Inc. 3.80%, 10/1/47	2,000	1,434
AEP Transmission Co. LLC
3.15%, 9/15/49	28,000	17,853
2.75%, 8/15/51, Series N	997,000	579,199
4.50%, 6/15/52, Series O	61,000	48,603
AES Corp.
2.45%, 1/15/31(a)	261,000	230,563
7.60%, 1/15/55, (7.60% fixed rate until 1/15/30; 5-year Constant Maturity Treasury Rate + 3.201% thereafter)(c)	77,000	78,684
Aetna, Inc.
6.63%, 6/15/36	79,000	84,015
4.75%, 3/15/44	91,000	75,957
Affiliated Managers Group, Inc.
3.30%, 6/15/30	6,000	5,645
5.50%, 8/20/34	200,000	197,394
Aflac, Inc.
2.88%, 10/15/26	21,000	20,962
3.60%, 4/1/30	91,000	86,966
4.00%, 10/15/46	26,000	20,014
4.75%, 1/15/49	51,000	43,223
AGCO Corp.
5.45%, 3/21/27	24,000	24,107
5.80%, 3/21/34	14,000	14,045
Agilent Technologies, Inc.
3.05%, 9/22/26	18,000	17,985
2.75%, 9/15/29	122,000	114,794
2.10%, 6/4/30	36,000	32,495
Agree LP
2.00%, 6/15/28	21,000	20,016
2.90%, 10/1/30	7,000	6,434
4.80%, 10/1/32	22,000	21,354
2.60%, 6/15/33(a)	22,000	18,515
5.63%, 6/15/34	40,000	40,204
AHS Hospital Corp. 2.78%, 7/1/51, Series 2021	9,000	5,353
AIG SunAmerica Global Financing X 6.90%, 3/15/32(e)	41,000	43,921
Air Products & Chemicals, Inc.
2.05%, 5/15/30	13,000	11,766
2.70%, 5/15/40	166,000	118,928
Investments	Principal Amount	Value
Aircastle Ltd.
2.85%, 1/26/28(e)	$31,000	$30,131
6.50%, 7/18/28(e)	27,000	27,705
5.95%, 2/15/29(e)	27,000	27,525
Alabama Power Co.
6.13%, 5/15/38	76,000	79,532
4.30%, 1/2/46	155,000	124,801
3.13%, 7/15/51	39,000	24,409
3.00%, 3/15/52	642,000	391,150
Albemarle Corp. 5.05%, 6/1/32(a)	55,000	54,026
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 5.75%, 3/31/34(a)(e)	103,000	96,910
Alexandria Real Estate Equities, Inc.
4.70%, 7/1/30	32,000	31,351
4.90%, 12/15/30	50,000	49,384
2.00%, 5/18/32	424,000	352,509
1.88%, 2/1/33	82,000	65,749
4.85%, 4/15/49	10,000	8,090
3.00%, 5/18/51	273,000	165,794
Alleghany Corp.
3.63%, 5/15/30	94,000	89,878
4.90%, 9/15/44	37,000	32,140
Allegion PLC 3.50%, 10/1/29	42,000	40,230
Allegion U.S. Holding Co., Inc.
3.55%, 10/1/27	35,000	34,609
5.60%, 5/29/34(a)	28,000	28,182
Alliant Energy Finance LLC
5.95%, 3/30/29(e)	61,000	62,334
3.60%, 3/1/32(e)	15,000	13,784
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(e)	94,000	93,164
6.75%, 4/15/28(e)	95,000	95,896
5.88%, 11/1/29(e)	51,000	50,689
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.88%, 6/15/30(e)	62,000	63,486
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 6/1/28(e)	200,000	197,033
Allina Health System
3.89%, 4/15/49, Series 2019	80,000	59,488
2.90%, 11/15/51, Series 2021(a)	103,000	64,028
Allison Transmission, Inc.
4.75%, 10/1/27(e)	40,000	39,927
5.88%, 6/1/29(e)	20,000	20,109
3.75%, 1/30/31(e)	41,000	38,258

See Notes to Financial Statements.

WisdomTree Trust    89

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Allstate Corp.
3.28%, 12/15/26	$34,000	$33,911
1.45%, 12/15/30	45,000	38,832
5.25%, 3/30/33	55,000	55,054
5.35%, 6/1/33	25,000	25,121
5.55%, 5/9/35(a)	89,000	89,745
5.95%, 4/1/36	35,000	36,233
4.50%, 6/15/43	45,000	37,727
4.20%, 12/15/46	65,000	50,676
3.85%, 8/10/49	45,000	32,501
6.50%, 5/15/57, (6.50% fixed rate until 5/15/37; Secured Overnight Financing Rate + 2.12% thereafter)(c)	61,000	61,367
Ally Financial, Inc.
4.75%, 6/9/27	148,000	148,324
7.10%, 11/15/27(a)	118,000	121,051
2.20%, 11/2/28(a)	126,000	118,998
6.99%, 6/13/29, (6.992% fixed rate until 6/13/28; Secured Overnight Financing Rate + 3.26% thereafter)(c)	50,000	51,562
6.85%, 1/3/30, (6.848% fixed rate until 1/3/29; Secured Overnight Financing Rate + 2.82% thereafter)(c)	72,000	74,541
8.00%, 11/1/31	128,000	140,525
8.00%, 11/1/31	143,000	157,219
6.70%, 2/14/33(a)	33,000	33,628
Alpha Generation LLC 6.75%, 10/15/32(e)	40,000	40,332
Alphabet, Inc.
0.80%, 8/15/27	20,000	19,371
1.90%, 8/15/40	26,000	16,595
2.05%, 8/15/50(a)	88,000	44,091
2.25%, 8/15/60(a)	2,323,000	1,071,085
Alta Equipment Group, Inc. 9.00%, 6/1/29(a)(e)	109,000	105,985
Altria Group, Inc.
4.80%, 2/14/29	418,000	417,964
5.80%, 2/14/39	344,000	338,732
5.38%, 1/31/44	535,000	481,326
4.00%, 2/4/61(a)	389,000	258,201
Amazon.com, Inc.
3.15%, 8/22/27(a)	277,000	273,997
1.65%, 5/12/28(a)	61,000	58,171
1.50%, 6/3/30	54,000	47,800
4.95%, 12/5/44(a)	407,000	362,220
4.25%, 8/22/57(a)	126,000	90,907
2.70%, 6/3/60	4,265,000	2,161,996
AMC Global Media, Inc. 4.25%, 2/15/29	2,000	1,853
Amcor Finance USA, Inc.
4.50%, 5/15/28	31,000	30,853
5.63%, 5/26/33(a)	105,000	106,200
Investments	Principal Amount	Value
Amcor Flexibles North America, Inc.
2.63%, 6/19/30	$36,000	$33,037
5.50%, 3/17/35(a)	166,000	165,368
Ameren Corp.
5.70%, 12/1/26	65,000	65,148
1.95%, 3/15/27	30,000	29,618
1.75%, 3/15/28	30,000	28,682
5.00%, 1/15/29	12,000	12,050
3.50%, 1/15/31(a)	55,000	51,626
Ameren Illinois Co.
3.80%, 5/15/28	30,000	29,621
1.55%, 11/15/30(a)	10,000	8,726
3.85%, 9/1/32	10,000	9,355
4.95%, 6/1/33	10,000	9,841
4.15%, 3/15/46	20,000	15,824
3.70%, 12/1/47	81,000	58,564
4.50%, 3/15/49	20,000	16,317
3.25%, 3/15/50	43,000	28,323
2.90%, 6/15/51	38,000	23,040
5.90%, 12/1/52	15,000	14,716
5.55%, 7/1/54(a)	87,000	80,861
American Airlines Pass-Through Trust
3.38%, 5/1/27, Series 2015-1, Class A	12,566	12,421
3.60%, 9/22/27, Series 2015-2, Class AA	8,419	8,297
3.58%, 1/15/28, Series 2016-1, Class AA	8,916	8,757
3.20%, 6/15/28, Series 2016-2, Class AA	40,464	39,194
3.00%, 10/15/28, Series 2016-3, Class AA	8,783	8,483
3.65%, 2/15/29, Series 2017-1, Class AA	8,700	8,440
3.35%, 10/15/29, Series 2017-2, Class AA	2,835	2,716
3.15%, 2/15/32, Series 2019-1, Class AA	22,008	20,631
2.88%, 7/11/34, Series 2021-1, Class A	14,139	12,473
American Airlines, Inc. 7.25%, 2/15/28(a)(e)	42,000	42,445
American Axle & Manufacturing, Inc. 7.75%, 10/15/33(a)(e)	106,000	106,564
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/28(a)(e)	29,000	28,616
3.88%, 11/15/29(e)	25,000	23,808
American Electric Power Co., Inc.
3.25%, 3/1/50	36,000	23,034
3.88%, 2/15/62, (3.875% fixed rate until 2/15/27; 5-year Constant Maturity Treasury Rate + 2.675% thereafter)(c)	1,055,000	1,049,044
American Express Co.
1.65%, 11/4/26(a)	43,000	42,824
3.30%, 5/3/27(a)	245,000	243,537
5.85%, 11/5/27	176,000	178,658
4.05%, 5/3/29	52,000	51,313
5.28%, 7/27/29, (5.282% fixed rate until 7/27/28; Secured Overnight Financing Index + 1.28% thereafter)(c)	82,000	82,842
See Notes to Financial Statements.

90    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
5.53%, 4/25/30, (5.532% fixed rate until 4/25/29; Secured Overnight Financing Index + 1.09% thereafter)(a)(c)	$147,000	$149,346
6.49%, 10/30/31, (6.489% fixed rate until 10/30/30; Secured Overnight Financing Rate + 1.94% thereafter)(c)	35,000	36,858
4.99%, 5/26/33, (4.989% fixed rate until 5/26/32; Secured Overnight Financing Rate + 2.255% thereafter)(c)	15,000	14,672
4.42%, 8/3/33, (4.42% fixed rate until 8/3/32; Secured Overnight Financing Rate + 1.76% thereafter)(c)	10,000	9,570
5.04%, 5/1/34, (5.043% fixed rate until 5/1/33; Secured Overnight Financing Rate + 1.835% thereafter)(c)	70,000	68,986
5.63%, 7/28/34, (5.625% fixed rate until 7/28/33; Secured Overnight Financing Rate + 1.93% thereafter)(c)	10,000	10,034
5.92%, 4/25/35, (5.915% fixed rate until 4/25/34; Secured Overnight Financing Rate + 1.63% thereafter)(c)	28,000	28,391
4.05%, 12/3/42	148,000	121,016
American Express Credit Corp. 3.30%, 5/3/27	87,000	86,462
American Financial Group, Inc.
5.25%, 4/2/30	22,000	22,062
4.50%, 6/15/47	55,000	43,527
American Homes 4 Rent LP
4.25%, 2/15/28	41,000	40,650
4.90%, 2/15/29	25,000	24,975
2.38%, 7/15/31	30,000	26,274
3.63%, 4/15/32	43,000	39,316
5.50%, 2/1/34	45,000	44,733
3.38%, 7/15/51	28,000	18,048
4.30%, 4/15/52	50,000	37,664
American Honda Finance Corp.
4.90%, 3/12/27	94,000	94,307
4.70%, 1/12/28	209,000	209,140
3.50%, 2/15/28	4,000	3,933
2.00%, 3/24/28	35,000	33,581
5.13%, 7/7/28	22,000	22,133
5.65%, 11/15/28(a)	132,000	134,408
2.25%, 1/12/29	12,000	11,311
4.90%, 3/13/29(a)	31,000	31,003
1.80%, 1/13/31(a)	11,000	9,561
5.10%, 1/8/36	195,000	187,937
American International Group, Inc.
3.40%, 6/30/30	24,000	22,575
5.13%, 3/27/33	75,000	74,279
3.88%, 1/15/35	81,000	72,775
4.50%, 7/16/44	68,000	56,914
4.75%, 4/1/48	91,000	76,681
4.38%, 6/30/50	178,000	140,702
Investments	Principal Amount	Value
American National Group, Inc.
5.00%, 6/15/27	$29,000	$29,031
5.75%, 10/1/29	137,000	138,643
6.14%, 6/13/32(e)	20,000	20,283
American Tower Corp.
1.45%, 9/15/26	35,000	34,966
3.13%, 1/15/27	25,000	24,880
3.65%, 3/15/27	59,000	58,778
3.55%, 7/15/27	2,000	1,984
3.60%, 1/15/28	65,000	64,049
1.50%, 1/31/28	40,000	38,250
5.25%, 7/15/28	78,000	78,590
5.80%, 11/15/28	31,000	31,602
5.20%, 2/15/29	40,000	40,284
3.95%, 3/15/29	35,000	34,223
3.80%, 8/15/29	132,000	128,103
2.90%, 1/15/30(a)	55,000	51,369
1.88%, 10/15/30	121,000	106,636
2.70%, 4/15/31	93,000	83,703
2.30%, 9/15/31	50,000	43,646
4.05%, 3/15/32	11,000	10,367
5.65%, 3/15/33	55,000	55,804
5.55%, 7/15/33	89,000	89,514
5.90%, 11/15/33	68,000	69,712
5.45%, 2/15/34	94,000	93,738
3.70%, 10/15/49	55,000	38,352
3.10%, 6/15/50(a)	95,000	58,939
2.95%, 1/15/51(a)	242,000	144,537
American Transmission Systems, Inc.
2.65%, 1/15/32(e)	29,000	25,604
5.00%, 9/1/44(e)	16,000	14,062
American University 3.67%, 4/1/49, Series 2019	136,000	98,221
American Water Capital Corp.
3.45%, 6/1/29	52,000	50,223
2.80%, 5/1/30	101,000	93,839
2.30%, 6/1/31(a)	40,000	35,404
4.45%, 6/1/32(a)	55,000	53,371
5.15%, 3/1/34	50,000	49,537
6.59%, 10/15/37	108,000	117,022
4.30%, 12/1/42	49,000	40,897
4.30%, 9/1/45	30,000	24,248
4.00%, 12/1/46	47,000	35,844
3.75%, 9/1/47(a)	88,000	64,097
4.15%, 6/1/49(a)	50,000	38,283
3.45%, 5/1/50	51,000	34,386
3.25%, 6/1/51	203,000	129,924
5.45%, 3/1/54	65,000	59,383
Ameriprise Financial, Inc.
2.88%, 9/15/26(a)	32,000	31,987
5.70%, 12/15/28	39,000	39,834
4.50%, 5/13/32	10,000	9,730
5.15%, 5/15/33	15,000	14,949

See Notes to Financial Statements.

WisdomTree Trust    91

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
AmFam Holdings, Inc. 3.83%, 3/11/51(e)	$38,000	$26,419
Amgen, Inc.
2.30%, 2/25/31	839,000	749,188
6.40%, 2/1/39	1,855,000	1,953,068
3.15%, 2/21/40	453,000	342,320
5.60%, 3/2/43	23,000	22,138
4.40%, 5/1/45	119,000	97,228
4.56%, 6/15/48	119,000	96,909
2.77%, 9/1/53	447,000	252,241
5.75%, 3/2/63	106,000	98,167
AMN Healthcare, Inc. 4.00%, 4/15/29(a)(e)	22,000	21,326
Amphenol Corp.
5.05%, 4/5/27	27,000	27,120
4.35%, 6/1/29(a)	26,000	25,751
2.80%, 2/15/30	129,000	120,443
5.25%, 4/5/34(a)	77,000	76,801
5.30%, 11/15/55(a)	240,000	217,655
Amrize Finance U.S. LLC
3.50%, 9/22/26	184,000	183,929
4.75%, 9/22/46	122,000	102,930
Amsted Industries, Inc. 4.63%, 5/15/30(e)	29,000	28,100
AmWINS Group, Inc. 4.88%, 6/30/29(e)	59,000	57,400
Analog Devices, Inc.
3.50%, 12/5/26(a)	62,000	61,911
3.45%, 6/15/27	40,000	39,759
2.10%, 10/1/31(a)	104,000	90,625
5.05%, 4/1/34	11,000	10,867
5.30%, 12/15/45	44,000	40,502
2.95%, 10/1/51(a)	166,000	101,055
5.30%, 4/1/54	94,000	84,933
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 6/15/29(e)	43,000	43,062
6.63%, 2/1/32(e)	89,000	90,942
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/30(e)	27,000	27,188
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.75%, 1/15/29(e)	24,000	23,751
5.25%, 4/15/30(e)	19,000	18,413
Aon Corp.
4.50%, 12/15/28	20,000	19,869
3.75%, 5/2/29	67,000	65,117
2.80%, 5/15/30	111,000	102,475
6.25%, 9/30/40	87,000	91,134
Investments	Principal Amount	Value
Aon Corp./Aon Global Holdings PLC
2.85%, 5/28/27	$35,000	$34,602
2.05%, 8/23/31	30,000	25,976
2.60%, 12/2/31(a)	15,000	13,209
5.00%, 9/12/32	35,000	34,556
5.35%, 2/28/33	55,000	54,955
2.90%, 8/23/51	267,000	155,938
3.90%, 2/28/52	129,000	90,193
Aon Global Ltd.
4.60%, 6/14/44	39,000	32,529
4.75%, 5/15/45	55,000	46,215
Aon North America, Inc.
5.15%, 3/1/29	33,000	33,232
5.30%, 3/1/31	45,000	45,305
5.45%, 3/1/34	48,000	47,756
AP Moller — Maersk AS
4.50%, 6/20/29(e)	71,000	70,199
5.88%, 9/14/33(e)	79,000	81,139
APA Corp.
4.25%, 1/15/30	4,000	3,904
6.00%, 1/15/37	21,000	21,137
5.10%, 9/1/40(a)	19,000	17,216
5.25%, 2/1/42	15,000	12,966
4.75%, 4/15/43	7,000	5,655
5.35%, 7/1/49	44,000	37,922
APi Group DE, Inc.
4.13%, 7/15/29(e)	14,000	13,553
4.75%, 10/15/29(e)	24,000	23,521
Apollo Debt Solutions BDC
6.90%, 4/13/29(a)	52,000	53,164
6.70%, 7/29/31(a)	137,000	138,787
Apollo Global Management, Inc.
6.38%, 11/15/33(a)	58,000	60,867
5.80%, 5/21/54(a)	130,000	120,740
6.00%, 12/15/54, (6.00% fixed rate until 12/15/34; 5-year Constant Maturity Treasury Rate + 2.168% thereafter)(a)(c)	22,000	20,928
Apollo Management Holdings LP
4.87%, 2/15/29(e)	39,000	38,862
2.65%, 6/5/30(e)	20,000	18,318
Appalachian Power Co.
7.00%, 4/1/38	490,000	535,512
4.45%, 6/1/45	288,000	231,348
Apple, Inc.
3.35%, 2/9/27(a)	384,000	382,853
1.20%, 2/8/28(a)	123,000	117,653
1.65%, 5/11/30	36,000	32,372
2.38%, 2/8/41(a)	272,000	187,182
3.85%, 5/4/43(a)	412,000	329,104
2.65%, 5/11/50	303,000	176,943
2.55%, 8/20/60(a)	1,754,000	894,293

See Notes to Financial Statements.

92    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Applied Materials, Inc.
3.30%, 4/1/27	$177,000	$176,169
2.75%, 6/1/50	156,000	94,020
AppLovin Corp.
5.38%, 12/1/31(a)	168,000	168,126
5.50%, 12/1/34(a)	34,000	33,469
5.95%, 12/1/54(a)	48,000	43,595
Aptiv Swiss Holdings Ltd.
3.10%, 12/1/51	244,000	143,672
4.15%, 5/1/52(a)	73,000	52,018
Aramark Services, Inc. 5.00%, 2/1/28(e)	59,000	58,935
Arch Capital Group Ltd.
7.35%, 5/1/34	25,000	27,850
3.64%, 6/30/50(a)	252,000	174,859
Archer-Daniels-Midland Co.
4.50%, 8/15/33(a)	61,000	59,098
5.38%, 9/15/35	19,000	19,098
4.02%, 4/16/43	20,000	16,124
3.75%, 9/15/47	42,000	31,030
4.50%, 3/15/49	51,000	41,913
2.70%, 9/15/51	105,000	60,591
Arches Buyer, Inc.
4.25%, 6/1/28(e)	39,000	38,207
6.13%, 12/1/28(e)	32,000	31,675
Arcosa, Inc.
4.38%, 4/15/29(e)	16,000	15,729
6.88%, 8/15/32(e)	24,000	24,856
Ares Capital Corp. 2.88%, 6/15/28	400,000	384,243
Ares Finance Co. II LLC 3.25%, 6/15/30(e)	128,000	118,969
Ares Finance Co. III LLC 7.36%, 6/30/51, (7.357% fixed rate until 6/30/31; 5-year Constant Maturity Treasury Rate + 3.237% thereafter)(c)(e)	18,000	18,055
Ares Finance Co. IV LLC 3.65%, 2/1/52(e)	20,000	13,246
Ares Management Corp.
6.38%, 11/10/28	40,000	41,109
5.60%, 10/11/54(a)	10,000	8,783
Ares Strategic Income Fund
6.35%, 8/15/29	61,000	61,766
5.15%, 1/15/31	54,000	51,572
6.20%, 3/21/32	197,000	195,012
Aretec Group, Inc.
7.50%, 4/1/29(e)	25,000	24,986
10.00%, 8/15/30(e)	38,000	40,063
Arizona Public Service Co.
2.95%, 9/15/27	180,000	177,370
4.35%, 11/15/45	22,000	17,537
3.35%, 5/15/50	300,000	194,420
2.65%, 9/15/50	142,000	81,128
Investments	Principal Amount	Value
Arko Corp. 5.13%, 11/15/29(a)(e)	$18,000	$16,171
Arrow Electronics, Inc.
3.88%, 1/12/28	41,000	40,448
2.95%, 2/15/32	36,000	31,572
5.88%, 4/10/34	14,000	14,154
Arsenal AIC Parent LLC
8.00%, 10/1/30(e)	29,000	30,187
11.50%, 10/1/31(e)	29,000	30,815
Artera Services LLC 8.50%, 2/15/31(e)	25,000	21,452
Arthur J Gallagher & Co.
2.40%, 11/9/31	12,000	10,478
5.50%, 3/2/33	102,000	102,502
6.50%, 2/15/34	30,000	31,706
5.45%, 7/15/34	45,000	44,698
3.05%, 3/9/52	56,000	33,376
5.75%, 3/2/53	41,000	38,034
6.75%, 2/15/54	211,000	222,363
5.75%, 7/15/54(a)	98,000	91,178
Asbury Automotive Group, Inc. 4.63%, 11/15/29(e)	96,000	93,463
Ascension Health
3.11%, 11/15/39, Series B(a)	59,000	45,256
3.95%, 11/15/46	35,000	27,083
4.85%, 11/15/53	72,000	61,807
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.88%, 6/30/29(e)	45,000	45,025
Ashland, Inc. 3.38%, 9/1/31(a)(e)	58,000	53,612
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 8/1/29(e)	27,000	26,188
4.63%, 4/1/30(e)	31,000	29,646
ASP Unifrax Holdings, Inc. 7.10%, 9/30/29, PIK(e)(f)	80,489	469
Assurant, Inc.
4.90%, 3/27/28	3,000	3,004
3.70%, 2/22/30	5,000	4,758
2.65%, 1/15/32	25,000	21,675
7.00%, 3/27/48, (7.00% fixed rate until 3/27/28; Secured Overnight Financing Rate + 4.135% thereafter)(c)	17,000	17,260
Assured Guaranty U.S. Holdings, Inc.
6.13%, 9/15/28	22,000	22,521
3.15%, 6/15/31	38,000	34,874
3.60%, 9/15/51	49,000	32,824

See Notes to Financial Statements.

WisdomTree Trust    93

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
AT&T, Inc.
2.55%, 12/1/33	$1,221,000	$1,008,473
4.50%, 5/15/35	298,000	273,878
5.25%, 3/1/37	132,000	125,820
5.35%, 9/1/40	51,000	47,585
5.55%, 8/15/41	987,000	924,414
5.15%, 3/15/42	32,000	28,254
4.30%, 12/15/42	65,000	51,408
3.10%, 2/1/43(a)	106,000	73,293
4.80%, 6/15/44	19,000	15,891
5.15%, 11/15/46(a)	305,000	257,419
5.65%, 2/15/47(a)	106,000	96,637
3.65%, 6/1/51	242,000	155,473
3.50%, 9/15/53	629,000	384,037
3.55%, 9/15/55	655,000	397,310
3.80%, 12/1/57	703,000	442,152
3.50%, 2/1/61	2,125,000	1,226,597
AthenaHealth Group, Inc. 6.50%, 2/15/30(e)	109,000	106,645
Athene Global Funding
1.99%, 8/19/28(e)	303,000	285,552
5.53%, 7/11/31(e)	62,000	61,677
Athene Holding Ltd.
3.95%, 5/25/51(a)	414,000	272,472
3.45%, 5/15/52(a)	73,000	43,225
6.25%, 4/1/54(a)	14,000	12,568
6.63%, 10/15/54, (6.625% fixed rate until 10/15/34; 5-year Constant Maturity Treasury Rate + 2.607% thereafter)(c)	43,000	39,798
6.88%, 6/28/55, (6.875% fixed rate until 6/28/35; 5-year Constant Maturity Treasury Rate + 2.582% thereafter)(a)(c)	41,000	38,417
ATI, Inc.
4.88%, 10/1/29	25,000	24,777
7.25%, 8/15/30	17,000	17,632
5.13%, 10/1/31	24,000	23,595
Atkore, Inc. 4.25%, 6/1/31(e)	16,000	16,130
Atlantic City Electric Co.
4.00%, 10/15/28	19,000	18,746
2.30%, 3/15/31	7,000	6,238
Atlassian Corp.
5.25%, 5/15/29	41,000	41,112
5.50%, 5/15/34(a)	35,000	34,425
Atmos Energy Corp.
2.63%, 9/15/29(a)	110,000	103,752
4.15%, 1/15/43	14,000	11,532
2.85%, 2/15/52	409,000	243,048
Autodesk, Inc.
3.50%, 6/15/27(a)	165,000	163,893
2.85%, 1/15/30	142,000	132,610
2.40%, 12/15/31	71,000	61,761
Investments	Principal Amount	Value
AutoNation, Inc. 3.85%, 3/1/32(a)	$213,000	$196,736
AutoZone, Inc.
3.75%, 6/1/27(a)	45,000	44,769
4.50%, 2/1/28	82,000	81,787
3.75%, 4/18/29	30,000	29,204
4.00%, 4/15/30	67,000	64,759
1.65%, 1/15/31(a)	79,000	68,375
4.75%, 8/1/32(a)	55,000	53,645
4.75%, 2/1/33(a)	40,000	38,806
6.55%, 11/1/33(a)	35,000	37,332
AvalonBay Communities, Inc.
3.30%, 6/1/29(a)	182,000	175,220
2.45%, 1/15/31	114,000	102,792
2.05%, 1/15/32	14,000	12,081
3.90%, 10/15/46	17,000	12,922
4.15%, 7/1/47	26,000	20,399
4.35%, 4/15/48	15,000	12,033
Avantor Funding, Inc. 3.88%, 11/1/29(a)(e)	46,000	44,311
Avery Dennison Corp.
2.65%, 4/30/30	49,000	45,197
2.25%, 2/15/32(a)	78,000	67,185
5.75%, 3/15/33	107,000	109,717
Aviation Capital Group LLC
1.95%, 9/20/26(e)	31,000	30,960
3.50%, 11/1/27(e)	31,000	30,512
6.25%, 4/15/28(e)	136,000	138,487
6.75%, 10/25/28(e)	130,000	134,346
6.38%, 7/15/30(e)	20,000	20,727
Avient Corp. 7.13%, 8/1/30(e)	30,000	30,520
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 7/15/27(e)	8,000	8,009
5.75%, 7/15/27(e)	20,000	20,018
4.75%, 4/1/28(a)(e)	20,000	19,787
5.38%, 3/1/29(e)	88,000	86,626
8.00%, 2/15/31(e)	32,000	32,421
8.38%, 6/15/32(a)(e)	50,000	50,995
Avista Corp.
4.35%, 6/1/48	20,000	15,877
4.00%, 4/1/52	28,000	20,376
Avnet, Inc.
6.25%, 3/15/28	8,000	8,142
3.00%, 5/15/31	21,000	18,725
5.50%, 6/1/32	21,000	20,877
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/27(e)	150,000	149,988
AXIS Specialty Finance LLC 3.90%, 7/15/29	161,000	155,916

See Notes to Financial Statements.

94    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
AXIS Specialty Finance PLC 4.00%, 12/6/27	$21,000	$20,794
B&G Foods, Inc. 8.00%, 9/15/28(e)	22,000	21,840
Baker Hughes Holdings LLC 5.13%, 9/15/40	90,000	83,987
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27	74,000	72,956
3.14%, 11/7/29	23,000	21,858
4.49%, 5/1/30	10,000	9,853
4.08%, 12/15/47	88,000	67,520
5.85%, 6/15/56(a)	253,000	241,881
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance 7.13%, 5/15/31(e)	38,000	38,730
Ball Corp.
6.00%, 6/15/29	40,000	40,494
3.13%, 9/15/31(a)	69,000	62,101
Baltimore Gas & Electric Co.
2.25%, 6/15/31	12,000	10,597
5.30%, 6/1/34	8,000	7,953
6.35%, 10/1/36	26,000	27,540
3.50%, 8/15/46	43,000	30,284
3.75%, 8/15/47	116,000	83,873
4.25%, 9/15/48	62,000	48,151
3.20%, 9/15/49	111,000	71,129
2.90%, 6/15/50	51,000	30,619
4.55%, 6/1/52	91,000	72,151
5.40%, 6/1/53	46,000	41,427
5.65%, 6/1/54	26,000	24,262
Bank of America Corp.
4.25%, 10/22/26	663,000	663,005
3.82%, 1/20/28, (3.824% fixed rate until 1/20/27; 3-month Secured Overnight Financing Rate + 1.837% thereafter)(c)	296,000	295,244
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(c)	1,343,000	1,321,878
2.59%, 4/29/31, (2.592% fixed rate until 4/29/30; Secured Overnight Financing Rate + 2.15% thereafter)(c)	770,000	706,995
2.69%, 4/22/32, (2.687% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.32% thereafter)(c)	379,000	339,988
4.08%, 4/23/40, (4.078% fixed rate until 4/23/39; 3-month Secured Overnight Financing Rate + 1.582% thereafter)(a)(c)	436,000	370,432
5.00%, 1/21/44	154,000	138,793
4.75%, 4/21/45, Series L(a)	218,000	188,387
4.33%, 3/15/50, (4.33% fixed rate until 3/15/49; 3-month Secured Overnight Financing Rate + 1.782% thereafter)(c)	54,000	42,561
Investments	Principal Amount	Value
4.08%, 3/20/51, (4.083% fixed rate until 3/20/50; 3-month Secured Overnight Financing Rate + 3.412% thereafter)(c)	$377,000	$285,156
2.83%, 10/24/51, (2.831% fixed rate until 10/24/50; Secured Overnight Financing Rate + 1.88% thereafter)(c)	90,000	53,666
3.48%, 3/13/52, Series N, (3.483% fixed rate until 3/13/51; Secured Overnight Financing Rate + 1.65% thereafter)(c)	119,000	80,426
2.97%, 7/21/52, (2.972% fixed rate until 7/21/51; Secured Overnight Financing Rate + 1.56% thereafter)(a)(c)	1,893,000	1,164,782
Bank of America NA 6.00%, 10/15/36	616,000	632,300
Bank of New York Mellon Corp.
3.25%, 5/16/27(a)	106,000	105,304
3.00%, 10/30/28	153,000	147,624
1.90%, 1/25/29, Series J	48,000	45,012
3.30%, 8/23/29	91,000	87,228
4.98%, 3/14/30, (4.975% fixed rate until 3/14/29; Secured Overnight Financing Rate + 1.085% thereafter)(c)	123,000	123,502
1.65%, 1/28/31(a)	194,000	170,328
1.80%, 7/28/31	14,000	12,101
2.50%, 1/26/32	9,000	7,940
4.29%, 6/13/33, (4.289% fixed rate until 6/13/32; Secured Overnight Financing Rate + 1.418% thereafter)(c)	15,000	14,311
5.83%, 10/25/33, (5.834% fixed rate until 10/25/32; Secured Overnight Financing Index + 2.074% thereafter)(c)	13,000	13,419
4.97%, 4/26/34, Series J, (4.967% fixed rate until 4/26/33; Secured Overnight Financing Rate + 1.606% thereafter)(c)	177,000	173,756
6.47%, 10/25/34, (6.474% fixed rate until 10/25/33; Secured Overnight Financing Rate + 1.845% thereafter)(c)	53,000	56,479
BankUnited, Inc. 5.13%, 6/11/30	4,000	3,929
Banner Health
1.90%, 1/1/31	6,000	5,291
2.91%, 1/1/42	7,000	4,996
3.18%, 1/1/50, Series 2020	6,000	3,935
2.91%, 1/1/51	53,000	32,187
Baptist Healthcare System Obligated Group 3.54%, 8/15/50, Series 20B	63,000	43,110
Basin Electric Power Cooperative 4.75%, 4/26/47(e)	46,000	39,213
Bath & Body Works, Inc.
7.50%, 6/15/29	18,000	18,246
6.63%, 10/1/30(e)	132,000	134,658
7.60%, 7/15/37	69,000	68,461
Bausch & Lomb Corp. 8.38%, 10/1/28(e)	351,000	360,289

See Notes to Financial Statements.

WisdomTree Trust    95

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Baxalta, Inc. 5.25%, 6/23/45(a)	$564,000	$513,623
Baxter International, Inc.
2.27%, 12/1/28(a)	75,000	70,709
3.95%, 4/1/30	35,000	33,599
1.73%, 4/1/31	93,000	79,004
Baylor Scott & White Holdings
1.78%, 11/15/30, Series 2021	6,000	5,280
4.19%, 11/15/45	77,000	62,954
3.97%, 11/15/46	8,000	6,298
2.84%, 11/15/50, Series 2021	18,000	10,957
Beazer Homes USA, Inc.
7.25%, 10/15/29	24,000	24,403
7.50%, 3/15/31(e)	22,000	22,371
Becton Dickinson & Co.
4.69%, 2/13/28	50,000	49,988
4.87%, 2/8/29	1,000	1,001
2.82%, 5/20/30	55,000	50,967
1.96%, 2/11/31	85,000	74,512
4.30%, 8/22/32	35,000	33,433
5.11%, 2/8/34	48,000	47,254
3.79%, 5/20/50	24,000	16,576
Belo Corp.
7.75%, 6/1/27	8,000	8,160
7.25%, 9/15/27	10,000	10,209
Berkshire Hathaway Energy Co.
3.25%, 4/15/28	44,000	43,067
3.70%, 7/15/30	22,000	21,057
1.65%, 5/15/31	10,000	8,588
6.13%, 4/1/36	450,000	468,448
5.95%, 5/15/37	36,000	37,098
3.80%, 7/15/48	76,000	54,515
2.85%, 5/15/51(a)	146,000	84,961
Berkshire Hathaway Finance Corp.
4.20%, 8/15/48	208,000	162,352
4.25%, 1/15/49	47,000	36,794
2.85%, 10/15/50	82,000	49,302
2.50%, 1/15/51	541,000	302,069
Berry Global, Inc.
1.65%, 1/15/27	37,000	36,618
5.50%, 4/15/28	30,000	30,347
5.80%, 6/15/31(a)	56,000	57,492
5.65%, 1/15/34(a)	69,000	69,472
Biogen, Inc.
2.25%, 5/1/30	105,000	95,260
3.15%, 5/1/50(a)	160,000	99,767
3.25%, 2/15/51(a)	159,000	99,984
Bio-Rad Laboratories, Inc.
3.30%, 3/15/27	24,000	23,860
3.70%, 3/15/32	57,000	52,625
Investments	Principal Amount	Value
Black Hills Corp.
5.95%, 3/15/28	$22,000	$22,366
3.05%, 10/15/29	71,000	67,005
2.50%, 6/15/30	29,000	26,364
4.35%, 5/1/33	29,000	27,044
6.15%, 5/15/34	41,000	42,187
6.00%, 1/15/35	15,000	15,244
4.20%, 9/15/46	118,000	93,226
3.88%, 10/15/49	70,000	49,433
BlackRock Funding, Inc.
4.60%, 7/26/27	16,000	16,055
4.70%, 3/14/29	10,000	10,026
5.00%, 3/14/34	84,000	83,201
4.90%, 1/8/35(a)	10,000	9,794
5.25%, 3/14/54	31,000	27,879
5.35%, 1/8/55	24,000	21,815
Blackrock, Inc.
3.20%, 3/15/27	14,000	13,936
3.25%, 4/30/29	20,000	19,335
2.40%, 4/30/30	6,000	5,513
1.90%, 1/28/31(a)	81,000	71,735
2.10%, 2/25/32	20,000	17,245
4.75%, 5/25/33	92,000	90,462
Blackstone Holdings Finance Co. LLC 6.20%, 4/22/33(e)	328,000	341,894
Blackstone Private Credit Fund
2.63%, 12/15/26	75,000	74,577
3.25%, 3/15/27	24,000	23,798
7.30%, 11/27/28	30,000	30,945
4.00%, 1/15/29(a)	40,000	38,378
6.25%, 1/25/31	87,000	86,685
6.00%, 11/22/34(a)	176,000	167,708
Blackstone Secured Lending Fund 2.75%, 9/16/26	97,000	96,919
Block Financial LLC 5.38%, 9/15/32	27,000	26,482
Block, Inc.
3.50%, 6/1/31	55,000	50,471
6.50%, 5/15/32	59,000	59,921
Blue Owl Capital Corp. 2.88%, 6/11/28	376,000	357,666
Blue Owl Credit Income Corp.
3.13%, 9/23/26	22,000	21,974
4.70%, 2/8/27	31,000	30,913
7.95%, 6/13/28	50,000	51,566
7.75%, 1/15/29(a)	2,000	2,062
6.65%, 3/15/31(a)	54,000	54,132
Blue Owl Finance LLC 3.13%, 6/10/31(a)	251,000	220,986
Blue Owl Technology Finance Corp. 6.75%, 4/4/29(a)	161,000	161,570

See Notes to Financial Statements.

96    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 7/15/29(e)	$20,000	$20,575
7.25%, 7/15/32(e)	20,000	20,698
Boardwalk Pipelines LP
4.45%, 7/15/27	42,000	41,962
4.80%, 5/3/29	13,000	12,967
3.40%, 2/15/31(a)	36,000	33,365
3.60%, 9/1/32	125,000	114,485
5.63%, 8/1/34	129,000	129,362
Boeing Co.
5.15%, 5/1/30	695,000	697,110
3.50%, 3/1/39	550,000	436,770
5.81%, 5/1/50	50,000	47,175
6.86%, 5/1/54	332,000	355,770
3.83%, 3/1/59	175,000	115,022
5.93%, 5/1/60	994,000	929,956
Bon Secours Mercy Health, Inc. 3.46%, 6/1/30	38,000	36,332
Booz Allen Hamilton, Inc. 5.95%, 4/15/35(a)	126,000	124,939
BorgWarner, Inc. 2.65%, 7/1/27	231,000	227,526
Boston Properties LP
4.50%, 12/1/28	62,000	61,512
3.40%, 6/21/29(a)	144,000	138,098
2.55%, 4/1/32(a)	147,000	126,905
Boston Scientific Corp.
6.25%, 11/15/35(a)	30,000	31,921
4.55%, 3/1/39	40,000	36,149
7.38%, 1/15/40	25,000	28,829
4.70%, 3/1/49(a)	60,000	51,024
Boyd Gaming Corp.
4.75%, 12/1/27	41,000	40,913
4.75%, 6/15/31(e)	77,000	73,959
Boyne USA, Inc. 4.75%, 5/15/29(e)	28,000	27,520
BP Capital Markets America, Inc.
3.94%, 9/21/28	381,000	375,705
3.63%, 4/6/30(a)	155,000	149,007
1.75%, 8/10/30(a)	20,000	17,797
4.81%, 2/13/33	389,000	381,244
5.23%, 11/17/34(a)	33,000	32,905
3.06%, 6/17/41	89,000	65,247
3.00%, 2/24/50	214,000	134,043
2.77%, 11/10/50	223,000	132,150
3.38%, 2/8/61	202,000	125,239
Brand Industrial Services, Inc. 10.38%, 8/1/30(e)	55,000	48,347
Investments	Principal Amount	Value
Brandywine Operating Partnership LP
3.95%, 11/15/27(a)	$31,000	$30,439
8.30%, 3/15/28	54,000	56,244
Brighthouse Financial, Inc.
5.63%, 5/15/30(a)	414,000	413,807
4.70%, 6/22/47	43,000	28,049
3.85%, 12/22/51	16,000	8,729
Brightline East LLC 11.00%, 1/31/30(e)	360,000	19,429
Brink’s Co. 4.63%, 10/15/27(e)	55,000	54,701
Bristol-Myers Squibb Co.
1.13%, 11/13/27	73,000	70,316
4.13%, 6/15/39	443,000	383,470
4.55%, 2/20/48	167,000	137,047
2.55%, 11/13/50	157,000	87,682
3.90%, 3/15/62	1,172,000	800,141
Brixmor Operating Partnership LP
2.25%, 4/1/28	20,000	19,228
4.13%, 5/15/29	55,000	53,862
2.50%, 8/16/31	22,000	19,390
5.50%, 2/15/34	30,000	29,963
5.75%, 2/15/35	31,000	31,319
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 1/15/28	17,000	16,750
Broadcom, Inc.
1.95%, 2/15/28	26,000	25,028
4.00%, 4/15/29	12,000	11,750
4.75%, 4/15/29(a)	3,000	2,992
4.35%, 2/15/30(a)	150,000	146,228
5.00%, 4/15/30	416,000	414,652
4.15%, 11/15/30	157,000	150,720
2.45%, 2/15/31	22,000	19,547
4.30%, 11/15/32	35,000	32,793
3.14%, 11/15/35	1,462,000	1,177,729
3.75%, 2/15/51(a)	361,000	243,379
Broadridge Financial Solutions, Inc.
2.90%, 12/1/29	66,000	61,703
2.60%, 5/1/31	24,000	21,344
Broadstreet Partners Group LLC 5.88%, 4/15/29(e)	34,000	33,494
Brookfield Asset Management Ltd. 6.08%, 9/15/55(a)	83,000	80,702
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC 4.50%, 4/1/27(e)	21,000	20,779
Brown & Brown, Inc.
2.38%, 3/15/31	554,000	488,643
4.95%, 3/17/52	113,000	90,963
Brown University 2.92%, 9/1/50, Series A	4,000	2,540

See Notes to Financial Statements.

WisdomTree Trust    97

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Brown-Forman Corp.
4.75%, 4/15/33	$12,000	$11,639
4.00%, 4/15/38	16,000	14,057
4.50%, 7/15/45	27,000	22,351
Brunswick Corp.
2.40%, 8/18/31	150,000	130,136
4.40%, 9/15/32(a)	32,000	29,969
5.10%, 4/1/52	29,000	22,101
Buckeye Partners LP
3.95%, 12/1/26	25,000	24,935
4.13%, 12/1/27	34,000	33,519
4.50%, 3/1/28(e)	21,000	20,754
6.88%, 7/1/29(e)	29,000	29,701
5.85%, 11/15/43	43,000	38,330
5.60%, 10/15/44	12,000	10,361
Builders FirstSource, Inc.
5.00%, 3/1/30(e)	23,000	22,448
4.25%, 2/1/32(e)	433,000	398,415
6.38%, 6/15/32(e)	41,000	41,181
6.38%, 3/1/34(e)	41,000	40,618
Bunge Ltd. Finance Corp.
4.90%, 4/21/27	175,000	175,515
3.75%, 9/25/27(a)	37,000	36,711
2.75%, 5/14/31(a)	72,000	65,043
5.15%, 8/4/35	151,000	146,662
Burford Capital Global Finance LLC 6.25%, 4/15/28(a)(e)	200,000	198,318
Burlington Northern Santa Fe LLC
4.55%, 9/1/44	513,000	436,596
4.15%, 12/15/48	28,000	21,784
3.55%, 2/15/50	234,000	162,723
3.05%, 2/15/51	38,000	23,797
3.30%, 9/15/51	224,000	146,434
2.88%, 6/15/52	846,000	502,928
4.45%, 1/15/53	108,000	86,142
5.50%, 3/15/55	33,000	30,714
Burlington Resources LLC 5.95%, 10/15/36	40,000	41,644
BWX Technologies, Inc.
4.13%, 6/30/28(e)	16,000	15,748
4.13%, 4/15/29(e)	16,000	15,522
C&S Group Enterprises LLC 5.00%, 12/15/28(e)	37,000	34,393
Cabot Corp.
4.00%, 7/1/29	33,000	32,157
5.00%, 6/30/32	67,000	66,215
Caesars Entertainment, Inc. 6.50%, 2/15/32(e)	556,000	537,705
California Institute of Technology
4.32%, 8/1/45	55,000	46,080
4.70%, 11/1/2111	17,000	13,148
3.65%, 9/1/2119	26,000	15,838
Investments	Principal Amount	Value
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75%, 7/15/28(e)	$45,000	$46,462
Camden Property Trust
5.85%, 11/3/26	35,000	35,057
4.10%, 10/15/28(a)	121,000	119,657
3.15%, 7/1/29	24,000	22,968
2.80%, 5/15/30	28,000	25,961
4.90%, 1/15/34	8,000	7,785
3.35%, 11/1/49	76,000	51,096
Camelot Return Merger Sub, Inc. 8.75%, 8/1/28(e)	59,000	31,099
Cameron LNG LLC
3.30%, 1/15/35(e)	34,000	29,136
3.40%, 1/15/38(e)	217,000	186,673
Campbell’s Company/The
5.20%, 3/19/27	20,000	20,084
4.15%, 3/15/28	112,000	110,832
2.38%, 4/24/30	79,000	71,387
5.40%, 3/21/34	98,000	94,611
4.80%, 3/15/48(a)	104,000	81,719
3.13%, 4/24/50	188,000	109,935
Capital One Financial Corp.
4.10%, 2/9/27(a)	10,000	9,992
3.65%, 5/11/27(a)	300,000	298,556
1.88%, 11/2/27, (1.878% fixed rate until 11/2/26; Secured Overnight Financing Rate + 0.855% thereafter)(c)	138,000	137,363
3.80%, 1/31/28	60,000	59,295
4.93%, 5/10/28, (4.927% fixed rate until 5/10/27; Secured Overnight Financing Rate + 2.057% thereafter)(c)	70,000	70,129
5.47%, 2/1/29, (5.468% fixed rate until 2/1/28; Secured Overnight Financing Rate + 2.08% thereafter)(c)	29,000	29,251
6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(c)	168,000	172,082
5.70%, 2/1/30, (5.70% fixed rate until 2/1/29; Secured Overnight Financing Rate + 1.905% thereafter)(c)	85,000	86,300
7.62%, 10/30/31, (7.624% fixed rate until 10/30/30; Secured Overnight Financing Rate + 3.07% thereafter)(c)	110,000	119,291
2.36%, 7/29/32, (2.359% fixed rate until 7/29/31; Secured Overnight Financing Rate + 1.337% thereafter)(c)	57,000	49,013
2.62%, 11/2/32, (2.618% fixed rate until 11/2/31; Secured Overnight Financing Rate + 1.265% thereafter)(c)	84,000	73,765
6.70%, 11/29/32	3,000	3,205
5.27%, 5/10/33, (5.268% fixed rate until 5/10/32; Secured Overnight Financing Rate + 2.37% thereafter)(c)	115,000	113,610

See Notes to Financial Statements.

98    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
5.82%, 2/1/34, (5.817% fixed rate until 2/1/33; Secured Overnight Financing Rate + 2.60% thereafter)(c)	$70,000	$70,782
6.38%, 6/8/34, (6.377% fixed rate until 6/8/33; Secured Overnight Financing Rate + 2.86% thereafter)(c)	105,000	109,095
7.96%, 11/2/34, (7.964% fixed rate until 11/2/33; Secured Overnight Financing Index + 3.37% thereafter)(c)	51,000	57,601
6.05%, 2/1/35, (6.051% fixed rate until 2/1/34; Secured Overnight Financing Rate + 2.26% thereafter)(c)	62,000	63,131
6.18%, 1/30/36, (6.183% fixed rate until 1/30/35; Secured Overnight Financing Rate + 2.036% thereafter)(a)(c)	138,000	138,191
5.20%, 9/11/36, (5.197% fixed rate until 9/11/35; Secured Overnight Financing Rate + 1.63% thereafter)(a)(c)	7,000	6,674
5.40%, 1/30/37, (5.399% fixed rate until 1/30/36; Secured Overnight Financing Rate + 1.508% thereafter)(c)	237,000	228,390
Capstone Borrower, Inc. 8.00%, 6/15/30(a)(e)	20,000	19,514
Cardinal Health, Inc.
3.41%, 6/15/27(a)	75,000	74,421
5.45%, 2/15/34	79,000	79,117
4.60%, 3/15/43(a)	30,000	25,328
4.50%, 11/15/44	124,000	101,369
4.90%, 9/15/45	41,000	35,231
5.75%, 11/15/54(a)	105,000	99,827
Cargill, Inc.
3.63%, 4/22/27(e)	20,000	19,919
3.25%, 5/23/29(e)	25,000	24,074
2.13%, 4/23/30(e)	43,000	39,030
1.70%, 2/2/31(e)	34,000	29,652
2.13%, 11/10/31(e)	40,000	34,909
4.00%, 6/22/32(e)	38,000	35,968
5.13%, 10/11/32(e)	32,000	32,074
4.75%, 4/24/33(e)	20,000	19,626
4.76%, 11/23/45(e)	42,000	36,222
3.88%, 5/23/49(e)	2,000	1,503
3.13%, 5/25/51(e)	93,000	59,127
4.38%, 4/22/52(e)	96,000	76,212
Carlisle Cos., Inc.
2.75%, 3/1/30(a)	66,000	61,236
2.20%, 3/1/32	39,000	33,351
5.55%, 9/15/40(a)	112,000	107,610
Carlyle Holdings II Finance LLC 5.63%, 3/30/43(a)(e)	40,000	37,294
Carnival Corp. Ltd. 5.75%, 8/1/32(e)	237,000	234,912
Investments	Principal Amount	Value
Carrier Global Corp.
5.90%, 3/15/34	$142,000	$146,593
3.38%, 4/5/40	135,000	104,977
3.58%, 4/5/50(a)	147,000	102,100
6.20%, 3/15/54(a)	45,000	46,041
Caterpillar Financial Services Corp.
1.15%, 9/14/26	35,000	34,966
4.50%, 1/8/27	21,000	21,025
5.00%, 5/14/27	317,000	318,771
3.60%, 8/12/27	19,000	18,883
1.10%, 9/14/27	55,000	53,228
4.40%, 10/15/27	13,000	12,999
4.85%, 2/27/29	46,000	46,239
4.38%, 8/16/29(a)	24,000	23,810
Caterpillar, Inc.
2.60%, 9/19/29	22,000	20,730
2.60%, 4/9/30	15,000	13,949
1.90%, 3/12/31	10,000	8,828
6.05%, 8/15/36	50,000	53,184
5.20%, 5/27/41	79,000	76,459
4.30%, 5/15/44	22,000	18,497
3.25%, 9/19/49(a)	328,000	220,688
3.25%, 4/9/50	120,000	80,946
4.75%, 5/15/64	56,000	46,789
Catholic Health Services of Long Island Obligated Group 3.37%, 7/1/50, Series 2020	36,000	23,657
CBRE Services, Inc.
5.50%, 4/1/29	47,000	47,665
2.50%, 4/1/31	9,000	8,024
5.95%, 8/15/34	103,000	104,992
CCO Holdings LLC/CCO Holdings Capital Corp.
7.38%, 3/1/31(a)(e)	34,000	34,448
4.75%, 2/1/32(a)(e)	381,000	342,038
4.50%, 5/1/32(a)	204,000	179,383
4.25%, 1/15/34(a)(e)	396,000	330,509
CDW LLC/CDW Finance Corp.
3.28%, 12/1/28	41,000	39,326
3.25%, 2/15/29	43,000	40,960
3.57%, 12/1/31	166,000	150,167
Celanese U.S. Holdings LLC
7.33%, 7/15/29	57,000	59,489
7.38%, 7/15/32(a)	84,000	88,050
7.70%, 11/15/33(a)	110,000	117,516
Cencora, Inc.
4.30%, 12/15/47	175,000	138,564
5.65%, 2/13/56(a)	110,000	103,879
Centene Corp.
2.45%, 7/15/28	140,000	133,532
4.63%, 12/15/29	290,000	282,906
3.38%, 2/15/30	198,000	184,138

See Notes to Financial Statements.

WisdomTree Trust    99

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
3.00%, 10/15/30	$53,000	$47,889
2.50%, 3/1/31	155,000	135,442
2.63%, 8/1/31	110,000	95,789
CenterPoint Energy Houston Electric LLC
3.55%, 8/1/42	73,000	56,020
2.90%, 7/1/50, Series AD	40,000	24,534
3.35%, 4/1/51, Series AF	231,000	153,048
3.60%, 3/1/52, Series AH	33,000	22,845
4.85%, 10/1/52, Series AJ	146,000	124,227
5.30%, 4/1/53	6,000	5,463
CenterPoint Energy Resources Corp.
4.40%, 7/1/32	60,000	57,668
5.40%, 3/1/33	2,000	2,006
Central Garden & Pet Co. 4.13%, 10/15/30	559,000	530,318
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/29(e)	30,000	16,179
Central Parent, Inc./CDK Global, Inc. 7.25%, 6/15/29(e)	123,000	65,567
Century Communities, Inc. 3.88%, 8/15/29(e)	25,000	23,862
CF Industries, Inc. 5.38%, 3/15/44	209,000	192,504
Champions Financing, Inc. 8.75%, 2/15/29(e)	25,000	25,500
Charles River Laboratories International, Inc.
4.25%, 5/1/28(e)	20,000	19,751
3.75%, 3/15/29(e)	20,000	19,316
4.00%, 3/15/31(e)	34,000	32,067
Charles Schwab Corp.
3.20%, 3/2/27	184,000	183,113
3.20%, 1/25/28	359,000	352,532
4.63%, 3/22/30	14,000	13,951
4.91%, 11/14/36, (4.914% fixed rate until 11/14/35; Secured Overnight Financing Rate + 1.23% thereafter)(c)	193,000	183,646
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 4/1/38	305,000	264,452
6.48%, 10/23/45	362,000	322,039
5.38%, 5/1/47	474,000	469,469
5.75%, 4/1/48	529,000	428,624
5.13%, 7/1/49	6,000	5,955
6.83%, 10/23/55	176,000	158,513
3.85%, 4/1/61	1,056,000	591,929
3.95%, 6/30/62	546,000	309,976
Chemours Co. 4.63%, 11/15/29(e)	2,000	1,892
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/27	74,000	74,146
3.70%, 11/15/29	92,000	88,732
2.74%, 12/31/39	66,000	55,561
Investments	Principal Amount	Value
Cheniere Energy Partners LP
4.50%, 10/1/29	$105,000	$103,775
4.00%, 3/1/31(a)	117,000	111,597
3.25%, 1/31/32	98,000	88,813
5.95%, 6/30/33	100,000	102,956
5.75%, 8/15/34	157,000	159,173
5.55%, 10/30/35	151,000	150,407
Cheniere Energy, Inc.
5.65%, 4/15/34	136,000	137,232
6.00%, 7/30/56(e)	103,000	99,281
Chevron USA, Inc.
1.02%, 8/12/27	145,000	140,734
3.25%, 10/15/29	170,000	163,195
Children’s Health System of Texas 2.51%, 8/15/50	24,000	13,570
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28(e)	17,000	16,833
7.63%, 7/1/29(e)	20,000	20,585
Choice Hotels International, Inc.
3.70%, 12/1/29	103,000	98,602
3.70%, 1/15/31	54,000	50,454
5.85%, 8/1/34(a)	41,000	40,884
CHS/Community Health Systems, Inc.
6.00%, 1/15/29(e)	194,000	191,883
10.88%, 1/15/32(e)	66,000	70,099
Chubb INA Holdings LLC
6.70%, 5/15/36	32,000	34,904
6.00%, 5/11/37(a)	437,000	453,074
4.15%, 3/13/43	33,000	27,145
Church & Dwight Co., Inc.
3.15%, 8/1/27	140,000	138,463
2.30%, 12/15/31	29,000	25,338
5.60%, 11/15/32(a)	81,000	83,612
3.95%, 8/1/47	51,000	38,911
5.00%, 6/15/52	66,000	57,519
Churchill Downs, Inc.
4.75%, 1/15/28(e)	122,000	121,287
5.75%, 4/1/30(e)	535,000	535,620
Ciena Corp.
4.00%, 1/31/30(e)	16,000	15,221
Cigna Group
4.38%, 10/15/28	184,000	182,603
4.80%, 8/15/38	323,000	297,311
3.88%, 10/15/47	36,000	26,351
4.90%, 12/15/48	533,000	449,961
3.40%, 3/15/51	622,000	407,361
Cincinnati Financial Corp.
6.92%, 5/15/28	8,000	8,288
6.13%, 11/1/34	18,000	18,410
Cinemark USA, Inc.
5.25%, 7/15/28(e)	33,000	32,941

See Notes to Financial Statements.

100    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Cintas Corp. No. 2
3.70%, 4/1/27	$39,000	$38,868
4.00%, 5/1/32	16,000	15,215
Cisco Systems, Inc.
2.50%, 9/20/26	82,000	81,939
4.80%, 2/26/27	110,000	110,309
5.10%, 2/24/35(a)	199,000	196,217
5.50%, 1/15/40	582,000	573,618
Citigroup, Inc.
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month Secured Overnight Financing Rate + 1.60% thereafter)(c)	819,000	800,036
2.57%, 6/3/31, (2.572% fixed rate until 6/3/30; Secured Overnight Financing Rate + 2.107% thereafter)(c)	836,000	763,154
2.56%, 5/1/32, (2.561% fixed rate until 5/1/31; Secured Overnight Financing Rate + 1.167% thereafter)(c)	318,000	282,866
6.63%, 6/15/32	639,000	679,896
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(c)	324,000	289,784
5.88%, 2/22/33	342,000	349,182
3.79%, 3/17/33, (3.785% fixed rate until 3/17/32; Secured Overnight Financing Rate + 1.939% thereafter)(c)	175,000	162,291
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month Secured Overnight Financing Rate + 1.43% thereafter)(c)	312,000	263,305
8.13%, 7/15/39	466,000	565,643
6.68%, 9/13/43	97,000	103,033
5.30%, 5/6/44	95,000	86,003
5.61%, 3/4/56, (5.612% fixed rate until 3/4/55; Secured Overnight Financing Rate + 1.746% thereafter)(a)(c)	389,000	364,095
Citizens Financial Group, Inc.
5.84%, 1/23/30, (5.841% fixed rate until 1/23/29; Secured Overnight Financing Rate + 2.01% thereafter)(a)(c)	116,000	118,101
2.50%, 2/6/30	96,000	88,122
3.25%, 4/30/30	240,000	225,301
5.64%, 5/21/37, (5.641% fixed rate until 5/21/32; 5-year Constant Maturity Treasury Rate + 2.75% thereafter)(c)	11,000	10,855
City of Hope
5.62%, 11/15/43, Series 2013	85,000	80,622
4.38%, 8/15/48, Series 2018	16,000	12,599
Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 5/15/28(e)	172,000	174,529
Clarivate Science Holdings Corp.
3.88%, 7/1/28(e)	23,000	22,392
4.88%, 7/1/29(a)(e)	36,000	33,924
Clean Harbors, Inc.
5.13%, 7/15/29(e)	12,000	11,912
6.38%, 2/1/31(e)	58,000	58,803
Investments	Principal Amount	Value
Clear Channel Outdoor Holdings, Inc.
7.50%, 6/1/29(e)	$41,000	$41,000
7.88%, 4/1/30(e)	36,000	37,408
Clearway Energy Operating LLC
4.75%, 3/15/28(e)	47,000	46,607
3.75%, 2/15/31(e)	35,000	32,304
3.75%, 1/15/32(e)	14,000	12,672
Cleco Corporate Holdings LLC 4.97%, 5/1/46	32,000	26,400
Cleveland Electric Illuminating Co.
3.50%, 4/1/28(e)	20,000	19,580
4.55%, 11/15/30(e)	24,000	23,379
5.95%, 12/15/36	28,000	28,412
Cleveland-Cliffs, Inc.
4.63%, 3/1/29(e)	15,000	14,602
6.75%, 4/15/30(e)	31,000	31,275
4.88%, 3/1/31(e)	13,000	12,077
7.00%, 3/15/32(a)(e)	57,000	57,666
7.38%, 5/1/33(e)	48,000	48,953
6.25%, 10/1/40	44,000	35,969
Cloud Software Group, Inc.
9.00%, 9/30/29(e)	149,000	149,524
8.25%, 6/30/32(e)	171,000	167,976
Clue Opco LLC 9.50%, 10/15/31(a)(e)	44,000	44,749
Clydesdale Acquisition Holdings, Inc.
8.75%, 4/15/30(a)(e)	45,000	44,484
6.75%, 4/15/32(e)	63,000	61,574
CME Group, Inc.
2.65%, 3/15/32	29,000	25,830
5.30%, 9/15/43	57,000	54,504
4.15%, 6/15/48(a)	9,000	7,146
CMS Energy Corp.
3.45%, 8/15/27(a)	20,000	19,805
4.88%, 3/1/44	27,000	23,026
4.75%, 6/1/50, (4.75% fixed rate until 6/1/30; 5-year Constant Maturity Treasury Rate + 4.116% thereafter)(a)(c)	7,000	6,796
3.75%, 12/1/50, (3.75% fixed rate until 12/1/30; 5-year Constant Maturity Treasury Rate + 2.90% thereafter)(c)	40,000	36,944
CNA Financial Corp.
3.45%, 8/15/27	42,000	41,607
3.90%, 5/1/29	48,000	46,739
2.05%, 8/15/30	36,000	32,061
5.50%, 6/15/33	36,000	35,907
5.13%, 2/15/34	115,000	111,685
CNH Industrial Capital LLC
4.55%, 4/10/28	48,000	47,759
5.50%, 1/12/29	42,000	42,495
5.10%, 4/20/29	23,000	23,063
4.50%, 10/16/30	145,000	141,165
See Notes to Financial Statements.

WisdomTree Trust    101

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
CNO Financial Group, Inc.
5.25%, 5/30/29	$82,000	$81,942
6.45%, 6/15/34	105,000	107,452
CNO Global Funding 5.88%, 6/4/27(e)	31,000	31,320
CNX Resources Corp.
7.38%, 1/15/31(e)	20,000	20,481
7.25%, 3/1/32(e)	78,000	80,319
Cobra AcquisitionCo LLC
6.38%, 11/1/29(e)	30,000	26,259
12.25%, 11/1/29(e)	7,000	7,140
Coca-Cola Co.
3.38%, 3/25/27	65,000	64,735
2.90%, 5/25/27	27,000	26,747
1.45%, 6/1/27	82,000	80,382
1.00%, 3/15/28(a)	83,000	78,831
2.13%, 9/6/29	10,000	9,325
3.45%, 3/25/30	25,000	24,072
2.00%, 3/5/31	89,000	79,248
1.38%, 3/15/31	27,000	23,373
2.88%, 5/5/41	49,000	36,014
2.60%, 6/1/50	98,000	57,529
3.00%, 3/5/51(a)	189,000	119,393
5.30%, 5/13/54(a)	147,000	136,086
2.75%, 6/1/60	373,000	204,199
5.40%, 5/13/64	150,000	137,756
Coca-Cola Consolidated, Inc. 5.25%, 6/1/29	59,000	59,681
Cogent Communications Group LLC/Cogent Finance, Inc. 7.00%, 6/15/27(a)(e)	30,000	28,548
Coherent Corp. 5.00%, 12/15/29(e)	76,000	75,031
Coinbase Global, Inc. 3.63%, 10/1/31(a)(e)	30,000	26,507
Colgate-Palmolive Co.
3.10%, 8/15/27	32,000	31,674
4.60%, 3/1/28	2,000	2,008
3.70%, 8/1/47	112,000	83,925
Colonial Pipeline Co.
7.63%, 4/15/32(e)	27,000	29,241
4.20%, 4/15/43(e)	98,000	75,705
Columbia Pipeline Group, Inc. 5.80%, 6/1/45	45,000	43,039
Columbia Pipelines Holding Co. LLC
6.04%, 8/15/28(e)	30,000	30,637
5.68%, 1/15/34(e)	32,000	32,166
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/33(e)	73,000	75,393
6.50%, 8/15/43(e)	41,000	42,273
6.54%, 11/15/53(e)	108,000	110,640
6.71%, 8/15/63(e)	34,000	35,463
Investments	Principal Amount	Value
Comcast Corp.
1.95%, 1/15/31	$603,000	$527,934
4.80%, 5/15/33(a)	349,000	337,007
4.20%, 8/15/34	155,000	140,919
3.75%, 4/1/40	449,000	345,890
3.97%, 11/1/47	249,000	171,018
2.80%, 1/15/51	138,000	73,378
2.89%, 11/1/51	468,000	250,734
2.45%, 8/15/52(a)	366,000	177,599
2.94%, 11/1/56(a)	311,000	159,012
2.65%, 8/15/62	1,967,000	897,226
5.50%, 5/15/64(a)	168,000	136,522
Commercial Metals Co.
4.13%, 1/15/30	12,000	11,609
3.88%, 2/15/31	26,000	24,443
4.38%, 3/15/32	12,000	11,270
6.00%, 12/15/35(e)	79,000	78,063
CommonSpirit Health
2.78%, 10/1/30	10,000	9,140
5.21%, 12/1/31	15,000	14,972
5.32%, 12/1/34	36,000	35,394
3.82%, 10/1/49	46,000	33,055
4.19%, 10/1/49	145,000	109,228
3.91%, 10/1/50	43,000	30,799
6.46%, 11/1/52	20,000	20,749
5.55%, 12/1/54	32,000	29,175
Commonwealth Edison Co.
2.95%, 8/15/27, Series 122	19,000	18,756
3.70%, 8/15/28	30,000	29,510
2.20%, 3/1/30	7,000	6,400
4.90%, 2/1/33	8,000	7,893
5.30%, 6/1/34	8,000	8,003
5.90%, 3/15/36(a)	164,000	169,077
6.45%, 1/15/38	43,000	45,898
3.80%, 10/1/42	69,000	54,016
4.60%, 8/15/43	23,000	19,688
3.70%, 3/1/45	26,000	19,308
4.35%, 11/15/45	29,000	23,457
3.65%, 6/15/46(a)	118,000	85,506
3.75%, 8/15/47, Series 123	42,000	30,522
4.00%, 3/1/48	71,000	53,354
4.00%, 3/1/49	26,000	19,467
3.20%, 11/15/49, Series 127	20,000	12,928
3.00%, 3/1/50	104,000	64,366
3.13%, 3/15/51, Series 130	42,000	26,378
2.75%, 9/1/51, Series 131	61,000	35,200
3.85%, 3/15/52, Series 133	58,000	41,285
5.30%, 2/1/53	38,000	33,874
5.65%, 6/1/54	26,000	24,361
Community Health Network, Inc. 3.10%, 5/1/50, Series 20-A	24,000	14,725

See Notes to Financial Statements.

102    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Compass Group Diversified Holdings LLC
5.25%, 4/15/29(e)	$42,203	$40,354
5.00%, 1/15/32(a)(e)	26,352	24,467
Comstock Resources, Inc.
6.75%, 3/1/29(e)	52,000	51,564
6.75%, 3/1/29(e)	59,000	58,533
Conagra Brands, Inc.
5.30%, 10/1/26	30,000	30,033
4.85%, 11/1/28	134,000	133,455
8.25%, 9/15/30	20,000	22,075
5.30%, 11/1/38(a)	142,000	130,869
5.40%, 11/1/48	77,000	65,538
Concentrix Corp. 6.85%, 8/2/33(a)	130,000	125,551
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/29(a)(e)	21,000	17,860
ConocoPhillips Co.
4.85%, 1/15/32	18,000	17,933
5.90%, 10/15/32	10,000	10,466
5.05%, 9/15/33	9,000	8,982
5.00%, 1/15/35	43,000	42,202
5.90%, 5/15/38	54,000	55,950
6.50%, 2/1/39	78,000	84,437
3.76%, 3/15/42	38,000	30,022
4.30%, 11/15/44	129,000	105,628
5.20%, 6/1/45	104,000	93,432
5.95%, 3/15/46	50,000	50,144
4.88%, 10/1/47	19,000	16,397
5.30%, 5/15/53	89,000	79,636
5.55%, 3/15/54	113,000	104,774
5.50%, 1/15/55(a)	101,000	93,119
4.03%, 3/15/62	155,000	108,146
5.70%, 9/15/63	72,000	66,988
5.65%, 1/15/65	12,000	11,063
Consolidated Edison Co. of New York, Inc.
3.80%, 5/15/28	20,000	19,737
4.00%, 12/1/28, Series D	46,000	45,332
3.35%, 4/1/30, Series 20A	12,000	11,390
5.20%, 3/1/33	78,000	78,048
5.50%, 3/15/34	12,000	12,163
5.38%, 5/15/34	8,000	8,006
5.30%, 3/1/35, Series 2005-A	121,000	120,402
5.85%, 3/15/36, Series 06-A	20,000	20,522
6.20%, 6/15/36, Series 06-B	68,000	71,306
6.30%, 8/15/37, Series 2007-A	26,000	27,327
6.75%, 4/1/38, Series 08-B	45,000	49,092
5.50%, 12/1/39, Series 09-C	43,000	41,950
5.70%, 6/15/40	17,000	16,803
3.95%, 3/1/43	34,000	26,777
Investments	Principal Amount	Value
4.45%, 3/15/44	$42,000	$34,845
3.85%, 6/15/46	27,000	20,002
3.88%, 6/15/47, Series 2017	24,000	17,709
4.65%, 12/1/48, Series E	61,000	49,995
4.13%, 5/15/49, Series A	49,000	36,925
3.95%, 4/1/50, Series 20B	154,000	113,722
3.20%, 12/1/51	53,000	33,211
6.15%, 11/15/52	75,000	75,027
5.90%, 11/15/53	44,000	42,307
5.70%, 5/15/54	120,000	112,647
4.63%, 12/1/54	55,000	43,591
4.30%, 12/1/56, Series C	24,000	17,940
4.00%, 11/15/57, Series C	17,000	12,015
4.50%, 5/15/58	34,000	26,082
3.70%, 11/15/59	29,000	18,976
3.00%, 12/1/60, Series C	427,000	238,277
3.60%, 6/15/61	37,000	23,850
Constellation Brands, Inc.
3.50%, 5/9/27	68,000	67,657
4.80%, 1/15/29	125,000	124,895
2.88%, 5/1/30	107,000	99,305
2.25%, 8/1/31(a)	84,000	73,403
4.50%, 5/9/47	55,000	44,211
4.10%, 2/15/48(a)	80,000	60,422
3.75%, 5/1/50	102,000	72,046
Constellation Energy Generation LLC
5.60%, 3/1/28	75,000	75,953
4.63%, 2/1/29(a)	22,000	21,769
5.00%, 2/1/31	35,000	34,684
3.75%, 3/1/31(a)	37,000	34,898
5.80%, 3/1/33	45,000	46,099
6.13%, 1/15/34	35,000	36,420
6.25%, 10/1/39	117,000	119,615
5.75%, 10/1/41	30,000	29,411
6.50%, 10/1/53	131,000	134,798
5.75%, 3/15/54	80,000	75,260
5.88%, 1/15/66(a)	124,000	115,725
Consumers Energy Co.
3.80%, 11/15/28	20,000	19,655
4.90%, 2/15/29	1,000	1,004
4.60%, 5/30/29	50,000	49,849
3.60%, 8/15/32	7,000	6,494
4.63%, 5/15/33	28,000	27,104
3.95%, 5/15/43	23,000	18,403
3.25%, 8/15/46	24,000	16,595
3.95%, 7/15/47	19,000	14,432
4.05%, 5/15/48(a)	60,000	45,937
4.35%, 4/15/49	30,000	23,925
3.75%, 2/15/50(a)	22,000	15,745
3.10%, 8/15/50	70,000	44,678
3.50%, 8/1/51	108,000	73,644

See Notes to Financial Statements.

WisdomTree Trust    103

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
2.65%, 8/15/52	$17,000	$9,737
4.20%, 9/1/52	24,000	18,253
2.50%, 5/1/60	100,000	53,391
Continental Resources, Inc.
2.27%, 11/15/26(e)	33,000	32,854
4.38%, 1/15/28	62,000	61,562
5.75%, 1/15/31(e)	76,000	76,989
2.88%, 4/1/32(e)	114,000	99,774
4.90%, 6/1/44	33,000	26,624
COPT Defense Properties LP 2.90%, 12/1/33	85,000	71,727
Corebridge Financial, Inc.
3.85%, 4/5/29	99,000	96,314
3.90%, 4/5/32(a)	108,000	99,948
6.05%, 9/15/33	36,000	36,974
5.75%, 1/15/34(a)	55,000	55,464
4.40%, 4/5/52(a)	176,000	134,497
6.88%, 12/15/52, (6.875% fixed rate until 12/15/27; 5-year Constant Maturity Treasury Rate + 3.846% thereafter)(a)(c)	15,000	15,216
6.38%, 9/15/54, (6.375% fixed rate until 9/15/34; 5-year Constant Maturity Treasury Rate + 2.646% thereafter)(c)	100,000	99,062
Corebridge Global Funding
4.65%, 8/20/27(a)(e)	51,000	51,066
5.90%, 9/19/28(e)	20,000	20,370
5.20%, 1/12/29(e)	36,000	36,149
5.20%, 6/24/29(e)	20,000	20,107
4.90%, 12/3/29(e)	24,000	23,892
CoreCivic, Inc. 8.25%, 4/15/29	20,000	20,771
CoreWeave, Inc. 9.00%, 2/1/31(a)(e)	153,000	137,408
Corewell Health Obligated Group 3.49%, 7/15/49, Series 19A	5,000	3,436
Cornerstone Building Brands, Inc.
6.13%, 1/15/29(e)	63,000	7,610
9.50%, 8/15/29(e)	29,000	15,166
Corning, Inc.
4.70%, 3/15/37	25,000	23,178
5.75%, 8/15/40	35,000	34,748
4.75%, 3/15/42	45,000	39,750
5.35%, 11/15/48	7,000	6,326
3.90%, 11/15/49	80,000	57,761
4.38%, 11/15/57	70,000	52,574
5.85%, 11/15/68	25,000	23,177
5.45%, 11/15/79	100,000	86,087
Costco Wholesale Corp.
1.38%, 6/20/27	102,000	99,811
1.60%, 4/20/30	34,000	30,544
1.75%, 4/20/32(a)	115,000	98,300
Investments	Principal Amount	Value
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75%, 1/15/29(e)	$316,000	$309,172
Cougar JV Subsidiary LLC 8.00%, 5/15/32(e)	28,000	29,380
Cousins Properties LP 5.88%, 10/1/34	83,000	83,634
Cox Communications, Inc.
3.50%, 8/15/27(e)	62,000	61,335
5.45%, 9/15/28(e)	8,000	8,048
1.80%, 10/1/30(e)	109,000	93,428
2.60%, 6/15/31(e)	154,000	133,326
5.70%, 6/15/33(e)	83,000	78,845
4.80%, 2/1/35(e)	25,000	21,726
8.38%, 3/1/39(e)	15,000	16,155
4.70%, 12/15/42(e)	33,000	24,102
4.50%, 6/30/43(e)	45,000	32,288
4.60%, 8/15/47(e)	180,000	120,757
2.95%, 10/1/50(e)	30,000	15,131
3.60%, 6/15/51(e)	91,000	52,004
5.80%, 12/15/53(e)	65,000	51,498
5.95%, 9/1/54(a)(e)	31,000	25,088
Crane NXT Co.
6.55%, 11/15/36	8,000	7,942
4.20%, 3/15/48	67,000	41,855
CRC Insurance Group LLC 7.13%, 6/1/31(e)	121,000	121,186
Crescent Energy Finance LLC
9.75%, 10/15/30(e)	23,000	24,223
7.63%, 4/1/32(e)	79,000	81,232
7.88%, 4/15/32(e)	41,000	42,396
7.38%, 1/15/33(a)(e)	39,000	39,841
8.38%, 1/15/34(e)	50,000	52,814
CRH America Finance, Inc.
5.50%, 1/9/35	416,000	415,655
5.60%, 2/9/56(a)	131,000	121,875
Crocs, Inc.
4.25%, 3/15/29(e)	14,000	13,583
4.13%, 8/15/31(a)(e)	16,000	14,878
Crowdstrike Holdings, Inc. 3.00%, 2/15/29	31,000	29,535
Crown Americas LLC 5.25%, 4/1/30	64,000	63,969
Crown Castle, Inc.
3.65%, 9/1/27	94,000	93,206
5.00%, 1/11/28	193,000	193,508
4.80%, 9/1/28	31,000	30,975
4.30%, 2/15/29	3,000	2,952
5.60%, 6/1/29	33,000	33,501
4.90%, 9/1/29	73,000	72,757
3.10%, 11/15/29	19,000	17,898
3.30%, 7/1/30(a)	14,000	13,058

See Notes to Financial Statements.

104    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
2.25%, 1/15/31	$66,000	$58,198
2.10%, 4/1/31	58,000	50,499
2.50%, 7/15/31	67,000	58,926
5.10%, 5/1/33	71,000	69,052
5.80%, 3/1/34	55,000	55,389
5.20%, 9/1/34	58,000	56,259
2.90%, 4/1/41	140,000	97,766
4.75%, 5/15/47	9,000	7,391
5.20%, 2/15/49	84,000	72,271
4.00%, 11/15/49	46,000	33,174
4.15%, 7/1/50	65,000	48,049
3.25%, 1/15/51(a)	146,000	91,582
CSC Holdings LLC 5.00%, 11/15/31(e)	253,000	54,973
CSX Corp.
4.10%, 3/15/44	68,000	54,697
4.30%, 3/1/48	44,000	35,033
2.50%, 5/15/51	369,000	206,862
4.50%, 8/1/54	29,000	23,174
4.25%, 11/1/66	233,000	170,144
4.65%, 3/1/68	282,000	221,071
CubeSmart LP
2.25%, 12/15/28	111,000	104,878
3.00%, 2/15/30	48,000	44,869
2.50%, 2/15/32	38,000	33,019
Cummins, Inc.
4.90%, 2/20/29	37,000	37,226
1.50%, 9/1/30	8,000	7,045
5.15%, 2/20/34	15,000	14,933
4.88%, 10/1/43	22,000	19,968
2.60%, 9/1/50	108,000	62,038
5.45%, 2/20/54	50,000	46,375
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/28(e)	6,000	6,011
CVR Energy, Inc. 5.75%, 2/15/28(e)	8,000	7,996
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/28(e)	22,000	22,042
CVS Health Corp.
3.63%, 4/1/27	104,000	103,628
1.30%, 8/21/27	139,000	134,818
4.30%, 3/25/28	291,000	289,094
5.00%, 1/30/29	73,000	73,319
5.13%, 2/21/30	105,000	105,411
3.75%, 4/1/30	117,000	112,176
1.75%, 8/21/30	87,000	76,660
5.55%, 6/1/31	33,000	33,532
2.13%, 9/15/31	69,000	59,715
5.25%, 2/21/33	122,000	121,622
5.30%, 6/1/33	24,000	23,857
5.70%, 6/1/34	87,000	88,006
Investments	Principal Amount	Value
4.88%, 7/20/35	$59,000	$55,934
4.78%, 3/25/38	431,000	391,711
6.13%, 9/15/39	40,000	40,240
4.13%, 4/1/40	104,000	85,904
5.30%, 12/5/43	83,000	74,792
6.00%, 6/1/44	68,000	65,892
5.13%, 7/20/45	316,000	274,532
5.05%, 3/25/48	740,000	626,840
5.63%, 2/21/53	116,000	104,404
5.88%, 6/1/53	116,000	108,065
6.05%, 6/1/54	91,000	86,915
6.75%, 12/10/54, (6.75% fixed rate until 12/10/34; 5-year Constant Maturity Treasury Rate + 2.516% thereafter)(a)(c)	42,000	43,158
6.00%, 6/1/63	21,000	19,517
6.25%, 9/15/65	167,000	160,879
Dana, Inc.
4.25%, 9/1/30	22,000	21,958
4.50%, 2/15/32	8,000	7,979
Danaher Corp.
4.38%, 9/15/45(a)	33,000	27,256
2.60%, 10/1/50(a)	105,000	60,159
2.80%, 12/10/51	115,000	68,130
Darden Restaurants, Inc.
6.30%, 10/10/33(a)	250,000	262,003
4.55%, 2/15/48(a)	41,000	32,509
Darling Ingredients, Inc.
5.25%, 4/15/27(e)	20,000	20,019
6.00%, 6/15/30(e)	100,000	100,611
Dartmouth-Hitchcock Health 4.18%, 8/1/48, Series B	1,000	766
DaVita, Inc. 4.63%, 6/1/30(e)	563,000	543,308
DCP Midstream Operating LP
5.63%, 7/15/27(a)	41,000	41,308
5.13%, 5/15/29(a)	29,000	29,154
8.13%, 8/16/30	4,000	4,449
3.25%, 2/15/32(a)	12,000	10,993
6.45%, 11/3/36(e)	12,000	12,759
6.75%, 9/15/37(e)	19,000	20,590
Deere & Co.
3.10%, 4/15/30	14,000	13,219
2.88%, 9/7/49(a)	428,000	269,565
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.63%, 3/15/29(e)	33,000	34,212
Dell International LLC/EMC Corp.
8.35%, 7/15/46	270,000	326,813
3.45%, 12/15/51(a)	352,000	232,849
Dell, Inc. 6.50%, 4/15/38	99,000	103,261

See Notes to Financial Statements.

WisdomTree Trust    105

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Delmarva Power & Light Co. 4.15%, 5/15/45	$24,000	$18,997
DENTSPLY SIRONA, Inc.
3.25%, 6/1/30	47,000	43,463
8.38%, 9/12/55, (8.375% fixed rate until 9/12/30; 5-year Constant Maturity Treasury Rate + 4.379% thereafter)(a)(c)	47,000	46,799
Devon Energy Corp.
3.90%, 5/15/27(e)	42,000	41,848
5.25%, 10/15/27	19,000	19,005
5.88%, 6/15/28(a)	2,000	2,001
4.38%, 3/15/29(e)	26,000	25,701
7.88%, 9/30/31	7,000	7,870
7.95%, 4/15/32	25,000	28,355
5.60%, 3/15/34(e)	79,000	80,014
5.20%, 9/15/34(a)	113,000	111,425
5.60%, 7/15/41	53,000	50,846
4.75%, 5/15/42	121,000	105,218
5.75%, 9/15/54(a)	184,000	172,485
DH Europe Finance II SARL
3.25%, 11/15/39	59,000	46,043
3.40%, 11/15/49	110,000	74,532
Diamondback Energy, Inc.
5.20%, 4/18/27	52,000	52,234
3.50%, 12/1/29	75,000	71,909
5.15%, 1/30/30	181,000	182,395
3.13%, 3/24/31	119,000	109,795
6.25%, 3/15/33	92,000	96,581
5.40%, 4/18/34	93,000	92,887
6.25%, 3/15/53(a)	60,000	60,484
5.75%, 4/18/54(a)	166,000	156,882
5.90%, 4/18/64	93,000	88,009
Dick’s Sporting Goods, Inc.
3.15%, 1/15/32(a)	54,000	48,393
4.10%, 1/15/52(a)	89,000	60,774
Digital Realty Trust LP 3.60%, 7/1/29	103,000	99,340
Dignity Health 5.27%, 11/1/64	49,000	42,478
Directv Financing LLC 8.88%, 2/1/30(e)	82,000	83,942
Discover Bank 4.65%, 9/13/28	250,000	249,963
Discovery Communications LLC
4.13%, 5/15/29	1,174,000	1,160,835
4.13%, 5/15/29	3,000	2,681
3.63%, 5/15/30	104,000	97,836
5.00%, 9/20/37	29,000	22,708
6.35%, 6/1/40	60,000	49,371
Diversified Healthcare Trust
4.75%, 2/15/28	55,000	53,832
4.38%, 3/1/31	62,000	56,604
Investments	Principal Amount	Value
Dollar General Corp.
4.13%, 5/1/28	$26,000	$25,741
3.50%, 4/3/30	27,000	25,561
5.00%, 11/1/32(a)	75,000	73,652
5.45%, 7/5/33	139,000	139,173
4.13%, 4/3/50	118,000	87,397
5.50%, 11/1/52(a)	45,000	40,668
Dollar Tree, Inc.
4.20%, 5/15/28	88,000	87,146
2.65%, 12/1/31(a)	11,000	9,708
3.38%, 12/1/51	36,000	22,891
Dominion Energy South Carolina, Inc. 5.10%, 6/1/65	52,000	44,118
Dominion Energy, Inc.
2.25%, 8/15/31, Series C(a)	60,000	52,448
5.38%, 11/15/32	60,000	60,181
4.90%, 8/1/41, Series C	46,000	40,667
4.85%, 8/15/52, Series B	188,000	154,119
Domtar Corp. 6.75%, 10/1/28(e)	26,000	21,442
Dover Corp.
2.95%, 11/4/29	21,000	19,826
5.38%, 10/15/35	61,000	61,085
5.38%, 3/1/41	61,000	58,576
Dow Chemical Co.
4.25%, 10/1/34	357,000	322,576
5.25%, 11/15/41(a)	70,000	62,353
4.38%, 11/15/42	385,000	306,104
4.63%, 10/1/44	15,000	11,981
4.80%, 5/15/49	12,000	9,460
3.60%, 11/15/50(a)	428,000	277,830
DPL LLC/Ohio 4.35%, 4/15/29	16,000	15,553
DR Horton, Inc.
1.30%, 10/15/26	91,000	90,701
1.40%, 10/15/27	20,000	19,323
5.00%, 10/15/34	101,000	97,732
Dream Finders Homes, Inc. 8.25%, 8/15/28(e)	36,000	36,787
Dresdner Funding Trust I 8.15%, 6/30/31(e)	477,000	510,429
DT Midstream, Inc.
4.38%, 6/15/31(e)	41,000	39,202
4.30%, 4/15/32(e)	25,000	23,568
DTE Electric Co.
4.85%, 12/1/26	35,000	35,067
1.90%, 4/1/28, Series A	22,000	21,127
2.25%, 3/1/30	12,000	10,999
2.63%, 3/1/31, Series C	75,000	68,016
3.00%, 3/1/32, Series A	10,000	9,078
5.20%, 4/1/33(a)	12,000	12,028

See Notes to Financial Statements.

106    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
4.30%, 7/1/44	$17,000	$13,927
3.70%, 3/15/45	39,000	29,126
3.70%, 6/1/46	15,000	11,027
3.75%, 8/15/47(a)	24,000	17,607
4.05%, 5/15/48, Series A	45,000	34,439
3.95%, 3/1/49	32,000	23,851
2.95%, 3/1/50(a)	270,000	168,728
3.25%, 4/1/51, Series B	182,000	118,427
3.65%, 3/1/52, Series B	20,000	13,889
5.40%, 4/1/53	70,000	64,410
DTE Energy Co.
2.85%, 10/1/26	35,000	34,962
4.88%, 6/1/28	41,000	41,080
5.10%, 3/1/29	75,000	75,458
3.40%, 6/15/29, Series C(a)	35,000	33,620
2.95%, 3/1/30	17,000	15,898
5.85%, 6/1/34(a)	127,000	129,928
Duke Energy Carolinas LLC
2.55%, 4/15/31	143,000	128,767
3.45%, 4/15/51	759,000	507,947
3.55%, 3/15/52	55,000	37,371
Duke Energy Carolinas Nc Storm Funding II LLC 5.07%, 1/1/46, Series A-2	125,000	117,135
Duke Energy Corp.
2.45%, 6/1/30	244,000	222,616
4.50%, 8/15/32	11,000	10,602
4.80%, 12/15/45	22,000	18,664
3.75%, 9/1/46	219,000	157,019
3.50%, 6/15/51	160,000	104,071
Duke Energy Florida LLC
3.80%, 7/15/28	1,077,000	1,062,667
6.40%, 6/15/38	101,000	107,138
3.40%, 10/1/46	29,000	20,233
6.20%, 11/15/53	34,000	34,549
Duke Energy Indiana LLC
3.25%, 10/1/49, Series YYY	33,000	21,468
2.75%, 4/1/50	36,000	21,085
Duke Energy Progress LLC
4.20%, 8/15/45	308,000	244,825
2.50%, 8/15/50	1,069,000	591,607
2.90%, 8/15/51	29,000	17,298
Duke Energy Progress NC Storm Funding LLC 2.80%, 7/1/41, Series A-3	19,000	14,076
Duke University
2.68%, 10/1/44, Series 2020	20,000	14,430
2.76%, 10/1/50, Series 2020	6,000	3,699
DuPont de Nemours, Inc. 5.42%, 11/15/48(a)	168,000	153,969
Duquesne Light Holdings, Inc. 2.53%, 10/1/30(e)	17,000	15,226
Investments	Principal Amount	Value
East Ohio Gas Co.
2.00%, 6/15/30(e)	$20,000	$17,893
3.00%, 6/15/50(e)	52,000	31,591
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/29	225,000	212,684
Eastman Chemical Co.
4.50%, 12/1/28(a)	39,000	38,690
5.75%, 3/8/33(a)	35,000	35,647
5.63%, 2/20/34(a)	100,000	100,077
4.80%, 9/1/42	45,000	38,816
4.65%, 10/15/44	38,000	31,500
Eaton Corp.
3.10%, 9/15/27	61,000	60,200
4.00%, 11/2/32	15,000	14,228
4.15%, 3/15/33(a)	25,000	23,771
4.15%, 11/2/42	61,000	50,638
3.92%, 9/15/47	15,000	11,477
4.70%, 8/23/52(a)	62,000	52,455
eBay, Inc.
2.70%, 3/11/30	307,000	283,719
3.65%, 5/10/51	54,000	37,309
EchoStar Corp. 6.75%, 11/30/30, PIK	107,018	108,617
Ecolab, Inc.
2.70%, 11/1/26	41,000	40,903
1.65%, 2/1/27	7,000	6,927
3.25%, 12/1/27	27,000	26,591
5.25%, 1/15/28	27,000	27,250
4.80%, 3/24/30	25,000	24,955
1.30%, 1/30/31	79,000	67,660
2.13%, 2/1/32	13,000	11,235
5.50%, 12/8/41	25,000	24,537
3.95%, 12/1/47	42,000	32,243
2.13%, 8/15/50	33,000	17,020
2.70%, 12/15/51	148,000	85,960
2.75%, 8/18/55(a)	45,000	25,529
Edgewell Personal Care Co. 4.13%, 4/1/29(e)	35,000	33,931
Edison International 8.13%, 6/15/53, (8.125% fixed rate until 6/15/28; 5-year Constant Maturity Treasury Rate + 3.864% thereafter)(c)	34,000	34,477
El Paso Electric Co. 5.00%, 12/1/44	5,000	4,258
Elanco Animal Health, Inc. 6.40%, 8/28/28	40,000	41,036
Elastic NV 4.13%, 7/15/29(e)	31,000	29,847
Element Solutions, Inc. 3.88%, 9/1/28(e)	33,000	32,250

See Notes to Financial Statements.

WisdomTree Trust    107

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Elevance Health, Inc.
3.65%, 12/1/27	$99,000	$97,927
2.55%, 3/15/31(a)	85,000	76,365
4.95%, 11/1/31(a)	54,000	53,502
4.10%, 5/15/32	43,000	40,698
5.50%, 10/15/32	83,000	84,038
4.75%, 2/15/33	72,000	69,795
5.38%, 6/15/34	72,000	71,717
5.95%, 12/15/34	20,000	20,552
5.20%, 2/15/35	105,000	102,947
5.85%, 1/15/36	35,000	35,527
6.38%, 6/15/37	58,000	60,899
4.65%, 1/15/43	32,000	27,338
5.10%, 1/15/44	60,000	53,288
3.13%, 5/15/50	849,000	525,598
3.60%, 3/15/51	24,000	16,149
4.55%, 5/15/52	495,000	388,438
Eli Lilly & Co.
4.50%, 2/9/27	75,000	75,101
5.50%, 3/15/27	25,000	25,179
3.10%, 5/15/27	30,000	29,766
4.70%, 2/27/33(a)	20,000	19,728
4.70%, 2/9/34	30,000	29,284
5.55%, 3/15/37	52,000	53,824
3.70%, 3/1/45(a)	115,000	87,521
3.95%, 5/15/47	251,000	193,482
3.95%, 3/15/49	67,000	51,065
2.25%, 5/15/50(a)	127,000	68,818
4.88%, 2/27/53	78,000	67,164
5.00%, 2/9/54	117,000	102,630
5.05%, 8/14/54	57,000	50,273
4.15%, 3/15/59	69,000	51,217
2.50%, 9/15/60	550,000	281,112
4.95%, 2/27/63	49,000	41,367
5.10%, 2/9/64	114,000	98,530
Emerson Electric Co.
2.00%, 12/21/28(a)	119,000	112,335
1.95%, 10/15/30	210,000	187,343
5.25%, 11/15/39	38,000	37,276
2.80%, 12/21/51	48,000	28,649
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.75%, 7/15/31(e)	20,000	20,625
Enact Holdings, Inc. 6.25%, 5/28/29	43,000	44,041
Enbridge Energy Partners LP
7.50%, 4/15/38, Series B	37,000	41,896
5.50%, 9/15/40	118,000	112,614
7.38%, 10/15/45	55,000	61,456
Encompass Health Corp.
4.50%, 2/1/28	279,000	277,338
4.75%, 2/1/30	42,000	41,413
4.63%, 4/1/31	29,000	28,074
Investments	Principal Amount	Value
Endo Finance Holdings LP 8.50%, 4/15/31(e)	$41,000	$43,249
Energizer Holdings, Inc. 4.38%, 3/31/29(e)	60,000	58,208
Energy Transfer LP
4.00%, 10/1/27	172,000	170,888
3.75%, 5/15/30	83,000	79,353
5.75%, 2/15/33	892,000	909,961
5.55%, 5/15/34	280,000	279,990
6.50%, 2/1/42	852,000	877,872
4.95%, 1/15/43(a)	30,000	25,931
5.15%, 2/1/43	88,000	77,337
5.30%, 4/1/44	81,000	71,816
5.35%, 5/15/45	135,000	119,432
6.13%, 12/15/45	533,000	513,996
8.00%, 5/15/54, (8.00% fixed rate until 5/15/29; 5-year Constant Maturity Treasury Rate + 4.02% thereafter)(c)	45,000	47,202
6.30%, 1/15/56	149,000	145,209
6.75%, 2/15/56, (6.75% fixed rate until 2/15/36; 5-year Constant Maturity Treasury Rate + 2.475% thereafter)(c)	77,000	76,777
EnerSys
4.38%, 12/15/27(e)	22,000	21,849
6.63%, 1/15/32(e)	12,000	12,216
Enstar Group Ltd.
4.95%, 6/1/29	47,000	46,643
3.10%, 9/1/31	36,000	31,734
Entergy Arkansas LLC
4.00%, 6/1/28	150,000	148,469
5.15%, 1/15/33	9,000	8,967
5.30%, 9/15/33	19,000	19,037
2.65%, 6/15/51	423,000	238,046
3.35%, 6/15/52	88,000	56,744
5.75%, 6/1/54	69,000	65,310
Entergy Corp.
1.90%, 6/15/28	7,000	6,660
2.80%, 6/15/30	92,000	84,932
2.40%, 6/15/31	31,000	27,386
3.75%, 6/15/50	96,000	66,946
7.13%, 12/1/54, (7.125% fixed rate until 12/1/29; 5-year Constant Maturity Treasury Rate + 2.67% thereafter)(c)	7,000	7,207
Entergy Louisiana LLC
3.12%, 9/1/27	140,000	138,588
1.60%, 12/15/30	3,000	2,615
2.35%, 6/15/32	10,000	8,619
5.15%, 9/15/34(a)	19,000	18,728
3.10%, 6/15/41	78,000	57,184
4.20%, 9/1/48	58,000	44,469
4.20%, 4/1/50	28,000	21,246
2.90%, 3/15/51	68,000	40,435
See Notes to Financial Statements.

108    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
4.75%, 9/15/52	$33,000	$27,273
5.70%, 3/15/54	88,000	82,553
Entergy Mississippi LLC
2.85%, 6/1/28	1,000	970
5.00%, 9/1/33	171,000	167,780
3.85%, 6/1/49	13,000	9,382
3.50%, 6/1/51	24,000	16,018
5.85%, 6/1/54	20,000	19,036
Entergy Texas, Inc.
1.75%, 3/15/31	97,000	84,270
4.50%, 3/30/39	26,000	23,013
3.55%, 9/30/49	31,000	21,233
5.00%, 9/15/52	45,000	38,111
5.80%, 9/1/53	40,000	38,143
5.55%, 9/15/54	23,000	21,069
Enterprise Products Operating LLC
6.88%, 3/1/33, Series D	180,000	197,099
4.95%, 2/15/35	72,000	70,264
4.85%, 3/15/44	453,000	399,115
4.90%, 5/15/46	110,000	95,759
4.25%, 2/15/48	145,000	114,028
4.80%, 2/1/49	147,000	124,574
4.20%, 1/31/50	49,000	37,827
3.70%, 1/31/51	69,000	48,690
3.20%, 2/15/52	66,000	41,861
3.30%, 2/15/53	111,000	71,262
3.95%, 1/31/60(a)	333,000	232,682
EOG Resources, Inc.
4.38%, 4/15/30	112,000	110,218
3.90%, 4/1/35	41,000	36,846
4.95%, 4/15/50	14,000	12,071
5.65%, 12/1/54	7,000	6,596
5.95%, 7/15/55	181,000	177,759
EQT Corp.
4.50%, 1/15/29	45,000	44,574
7.50%, 6/1/30	231,000	247,136
4.75%, 1/15/31	106,000	104,264
Equifax, Inc.
5.10%, 12/15/27	96,000	96,539
5.10%, 6/1/28	76,000	76,331
2.35%, 9/15/31(a)	100,000	87,240
Equinix Europe 2 Financing Corp. LLC 5.50%, 6/15/34	82,000	80,977
Equinix, Inc.
2.90%, 11/18/26	37,000	36,895
1.80%, 7/15/27	31,000	30,287
1.55%, 3/15/28	40,000	38,112
3.20%, 11/18/29	281,000	265,898
2.50%, 5/15/31	218,000	192,937
3.90%, 4/15/32	17,000	15,755
3.00%, 7/15/50	66,000	39,585
Investments	Principal Amount	Value
2.95%, 9/15/51	$138,000	$80,726
3.40%, 2/15/52	45,000	28,575
EquipmentShare.com, Inc.
9.00%, 5/15/28(e)	43,000	43,959
8.63%, 5/15/32(e)	25,000	26,032
Equitable Financial Life Global Funding
1.40%, 8/27/27(e)	105,000	101,870
4.88%, 11/19/27(e)	20,000	20,028
5.45%, 3/3/28(e)	23,000	23,180
1.80%, 3/8/28(e)	76,000	72,637
1.75%, 11/15/30(e)	12,000	10,418
Equitable Holdings, Inc.
4.35%, 4/20/28	40,000	39,701
5.59%, 1/11/33	36,000	36,297
5.00%, 4/20/48	188,000	157,403
ERAC USA Finance LLC
3.30%, 12/1/26(e)	25,000	24,943
4.60%, 5/1/28(e)	51,000	50,962
5.00%, 2/15/29(e)	30,000	30,156
6.70%, 6/1/34(e)	20,000	21,629
5.20%, 10/30/34(e)	30,000	29,626
7.00%, 10/15/37(e)	62,000	68,738
5.63%, 3/15/42(e)	25,000	24,350
4.50%, 2/15/45(e)	30,000	25,052
4.20%, 11/1/46(e)	44,000	34,868
5.40%, 5/1/53(a)(e)	40,000	36,826
ERP Operating LP
3.00%, 7/1/29	91,000	86,665
4.00%, 8/1/47	30,000	23,202
Esab Corp. 6.25%, 4/15/29(e)	29,000	29,411
Essential Utilities, Inc.
2.70%, 4/15/30	155,000	143,021
4.28%, 5/1/49	10,000	7,734
3.35%, 4/15/50	100,000	65,117
5.30%, 5/1/52	86,000	76,006
Essex Portfolio LP
3.63%, 5/1/27	20,000	19,902
1.70%, 3/1/28	30,000	28,691
4.00%, 3/1/29	2,000	1,959
3.00%, 1/15/30	40,000	37,506
2.55%, 6/15/31	20,000	17,792
2.65%, 3/15/32	46,000	40,264
5.50%, 4/1/34	42,000	41,911
4.50%, 3/15/48	25,000	20,046
2.65%, 9/1/50	25,000	14,238
Estee Lauder Cos., Inc.
4.38%, 5/15/28	71,000	70,685
2.38%, 12/1/29	27,000	24,985
2.60%, 4/15/30	15,000	13,868
1.95%, 3/15/31	10,000	8,758

See Notes to Financial Statements.

WisdomTree Trust    109

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
5.00%, 2/14/34(a)	$15,000	$14,710
4.38%, 6/15/45	29,000	23,461
3.13%, 12/1/49	92,000	58,622
5.15%, 5/15/53(a)	25,000	21,778
EUSHI Finance, Inc. 7.63%, 12/15/54, (7.625% fixed rate until 12/15/29; 5-year Constant Maturity Treasury Rate + 3.136% thereafter)(c)	132,000	136,638
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/50	90,000	58,799
3.13%, 10/15/52(a)	90,000	53,428
Evergy Kansas Central, Inc.
3.10%, 4/1/27	20,000	19,862
5.90%, 11/15/33	67,000	69,338
4.25%, 12/1/45	13,000	10,365
3.25%, 9/1/49	46,000	30,131
3.45%, 4/15/50	118,000	79,866
5.70%, 3/15/53	20,000	19,066
Evergy Metro, Inc.
2.25%, 6/1/30, Series 2020(a)	10,000	9,100
4.95%, 4/15/33	5,000	4,901
5.30%, 10/1/41	20,000	18,830
4.20%, 6/15/47	32,000	25,154
4.20%, 3/15/48	34,000	26,419
4.13%, 4/1/49, Series 2019	20,000	15,561
Evergy Missouri West, Inc. 5.65%, 6/1/34(e)	107,000	107,033
Evergy, Inc. 2.90%, 9/15/29	55,000	51,847
Eversource Energy
5.45%, 3/1/28	178,000	179,694
4.25%, 4/1/29, Series O	178,000	175,420
3.45%, 1/15/50	138,000	91,507
Exelon Corp.
2.75%, 3/15/27(a)	25,000	24,791
5.15%, 3/15/28	42,000	42,267
5.15%, 3/15/29	52,000	52,398
3.35%, 3/15/32(a)	45,000	41,078
5.30%, 3/15/33	59,000	58,841
5.45%, 3/15/34(a)	45,000	44,944
4.95%, 6/15/35	30,000	28,533
5.63%, 6/15/35	45,000	45,014
5.10%, 6/15/45	67,000	58,670
4.45%, 4/15/46	68,000	54,233
4.70%, 4/15/50	68,000	54,567
4.10%, 3/15/52	63,000	45,825
5.60%, 3/15/53	95,000	86,386
Expand Energy Corp.
5.38%, 2/1/29	29,000	29,008
5.38%, 3/15/30	183,000	183,632
4.75%, 2/1/32	130,000	125,909
Investments	Principal Amount	Value
Expedia Group, Inc. 3.25%, 2/15/30	$196,000	$185,024
Extra Space Storage LP
5.50%, 7/1/30(a)	31,000	31,349
2.40%, 10/15/31	415,000	362,359
5.40%, 6/15/35	92,000	90,736
Exxon Mobil Corp.
3.57%, 3/6/45	102,000	76,031
3.45%, 4/15/51	759,000	520,694
F&G Annuities & Life, Inc.
7.40%, 1/13/28	30,000	30,697
6.25%, 10/4/34(a)	35,000	33,069
F&G Global Funding
2.30%, 4/11/27(e)	16,000	15,757
5.88%, 6/10/27(e)	10,000	10,086
2.00%, 9/20/28(e)	28,000	26,182
FactSet Research Systems, Inc. 3.45%, 3/1/32(a)	12,000	10,822
Fair Isaac Corp. 4.00%, 6/15/28(e)	77,000	75,256
Federal Realty OP LP 3.50%, 6/1/30	179,000	170,014
FedEx Corp.
4.90%, 1/15/34	224,000	218,398
5.10%, 1/15/44	133,000	119,604
5.25%, 5/15/50(a)	157,000	139,917
Ferguson Enterprises, Inc. 5.00%, 10/3/34	115,000	111,447
Ferrellgas LP/Ferrellgas Finance Corp. 5.88%, 4/1/29(e)	34,000	33,576
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 1/15/29(a)(e)	40,000	39,038
6.75%, 1/15/30(e)	51,000	50,012
Fidelity National Financial, Inc.
3.40%, 6/15/30	74,000	69,156
2.45%, 3/15/31(a)	80,000	70,308
3.20%, 9/17/51	41,000	24,349
Fidelity National Information Services, Inc.
1.65%, 3/1/28(a)	46,000	43,918
3.75%, 5/21/29	33,000	31,932
2.25%, 3/1/31(a)	154,000	135,441
5.10%, 7/15/32(a)	23,000	22,663
3.10%, 3/1/41(a)	68,000	47,690
4.50%, 8/15/46	79,000	62,273
Fifth Third Bancorp
4.00%, 2/1/29(e)	95,000	92,807
5.98%, 1/30/30, (5.982% fixed rate until 1/30/29; Secured Overnight Financing Rate + 2.155% thereafter)(c)(e)	126,000	128,767
8.25%, 3/1/38	277,000	328,756

See Notes to Financial Statements.

110    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
First American Financial Corp.
4.00%, 5/15/30	$83,000	$79,218
2.40%, 8/15/31	49,000	42,420
First Citizens BancShares, Inc. 6.25%, 3/12/40, (6.254% fixed rate until 3/12/35; 5-year Constant Maturity Treasury Rate + 1.97% thereafter)(c)	17,000	16,444
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/29(e)	33,000	32,295
FirstCash, Inc.
4.63%, 9/1/28(e)	32,000	31,477
5.63%, 1/1/30(e)	23,000	22,809
6.88%, 3/1/32(e)	20,000	20,426
First-Citizens Bank & Trust Co. 6.13%, 3/9/28	3,000	3,049
FirstEnergy Corp.
2.65%, 3/1/30	56,000	51,627
2.25%, 9/1/30, Series B	32,000	28,593
4.85%, 7/15/47, Series C	66,000	54,779
3.40%, 3/1/50, Series C(a)	139,000	90,429
FirstEnergy Pennsylvania Electric Co.
3.25%, 3/15/28(e)	23,000	22,497
5.20%, 4/1/28(e)	17,000	17,119
4.30%, 1/15/29(e)	67,000	66,116
FirstEnergy Transmission LLC
2.87%, 9/15/28(e)	20,000	19,231
5.45%, 7/15/44(e)	31,000	28,419
4.55%, 4/1/49(e)	20,000	15,940
Fiserv, Inc.
2.25%, 6/1/27	393,000	386,582
2.65%, 6/1/30(a)	601,000	547,937
5.45%, 3/15/34(a)	95,000	92,395
Five Corners Funding Trust II 2.85%, 5/15/30(a)(e)	187,000	172,905
Flex Intermediate Holdco LLC 4.32%, 12/30/39(e)	18,000	14,932
Flex Ltd.
6.00%, 1/15/28	23,000	23,283
4.88%, 6/15/29	37,000	36,703
4.88%, 5/12/30	46,000	45,181
5.25%, 1/15/32	48,000	47,018
5.38%, 11/13/35	179,000	169,419
Florida Gas Transmission Co. LLC
2.55%, 7/1/30(e)	33,000	30,070
2.30%, 10/1/31(e)	31,000	27,066
Florida Power & Light Co.
4.13%, 2/1/42	45,000	37,221
3.99%, 3/1/49	15,000	11,224
3.15%, 10/1/49	410,000	264,092
2.88%, 12/4/51	853,000	508,292
Investments	Principal Amount	Value
Flowers Foods, Inc. 6.20%, 3/15/55	$92,000	$73,655
Flowserve Corp. 2.80%, 1/15/32	35,000	30,749
Fluor Corp. 4.25%, 9/15/28	38,000	37,404
FMC Corp.
3.45%, 10/1/29(a)	46,000	42,732
5.65%, 5/18/33(a)	42,000	38,539
4.50%, 10/1/49	60,000	39,481
6.38%, 5/18/53(a)	50,000	39,616
FMR LLC 7.57%, 6/15/29(e)	153,000	163,158
Focus Financial Partners LLC 6.75%, 9/15/31(e)	40,000	39,807
Ford Motor Co.
9.63%, 4/22/30	171,000	192,263
7.45%, 7/16/31	63,000	67,637
3.25%, 2/12/32	354,000	309,693
6.10%, 8/19/32(a)	77,000	77,733
4.75%, 1/15/43	439,000	339,367
7.40%, 11/1/46	45,000	46,033
5.29%, 12/8/46(a)	295,000	238,506
Ford Motor Credit Co. LLC
4.95%, 5/28/27	585,000	585,295
4.13%, 8/17/27	906,000	900,379
6.50%, 2/7/35(a)	357,000	361,084
Fortive Corp. 4.30%, 6/15/46	107,000	84,320
Fortress Intermediate 3, Inc. 7.50%, 6/1/31(e)	34,000	34,795
Fortune Brands Innovations, Inc.
4.00%, 3/25/32	32,000	29,931
4.50%, 3/25/52(a)	35,000	27,684
Foundry JV Holdco LLC 6.25%, 1/25/35(e)	508,000	524,286
Fox Corp.
4.71%, 1/25/29	236,000	235,016
6.50%, 10/13/33	28,000	29,510
5.58%, 1/25/49(a)	225,000	203,187
Franklin BSP Capital Corp. 6.00%, 10/2/30	7,000	6,839
Franklin Resources, Inc. 1.60%, 10/30/30	2,000	1,748
Fred Hutchinson Cancer Center 4.97%, 1/1/52, Series 2022	20,000	17,272
Freedom Mortgage Corp.
6.63%, 1/15/27(e)	22,000	22,040
12.25%, 10/1/30(e)	20,000	21,350
Freedom Mortgage Holdings LLC 9.13%, 5/15/31(e)	17,000	17,568

See Notes to Financial Statements.

WisdomTree Trust    111

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Freeport-McMoRan, Inc.
4.13%, 3/1/28	$41,000	$40,591
4.38%, 8/1/28	25,000	24,804
5.25%, 9/1/29	140,000	140,434
4.25%, 3/1/30	30,000	29,312
4.63%, 8/1/30	40,000	39,327
5.40%, 11/14/34	75,000	74,778
5.45%, 3/15/43	243,000	228,552
FS KKR Capital Corp.
2.63%, 1/15/27	26,000	25,692
3.13%, 10/12/28	175,000	165,535
7.88%, 1/15/29	255,000	262,437
6.13%, 1/15/30(a)	511,000	501,355
FTAI Aviation Investors LLC
5.50%, 5/1/28(e)	53,000	52,930
7.88%, 12/1/30(e)	20,000	20,898
7.00%, 5/1/31(e)	123,000	126,791
FXI Holdings, Inc. 14.00%, 11/15/29, PIK(e)	81,774	19,781
GA Global Funding Trust 5.50%, 1/8/29(e)	150,000	150,893
Gartner, Inc.
3.63%, 6/15/29(e)	291,000	275,061
3.75%, 10/1/30(e)	21,000	19,343
GATX Corp.
5.40%, 3/15/27	20,000	20,086
3.85%, 3/30/27	79,000	78,702
3.50%, 3/15/28	20,000	19,622
4.55%, 11/7/28(a)	31,000	30,830
4.70%, 4/1/29	46,000	45,730
4.00%, 6/30/30	35,000	33,802
1.90%, 6/1/31	29,000	25,040
3.50%, 6/1/32	71,000	64,888
4.90%, 3/15/33	30,000	29,236
5.45%, 9/15/33	108,000	108,441
6.05%, 3/15/34	92,000	94,774
6.90%, 5/1/34	116,000	125,370
5.20%, 3/15/44(a)	25,000	22,669
3.10%, 6/1/51	62,000	37,787
6.05%, 6/5/54(a)	73,000	70,955
GCI LLC 4.75%, 10/15/28(e)	141,000	138,682
GE HealthCare Technologies, Inc.
5.86%, 3/15/30	159,000	163,174
5.91%, 11/22/32	339,000	350,554
4.95%, 12/15/35(a)	168,000	160,656
GE Vernova, Inc. 5.50%, 2/4/56	135,000	124,962
Gen Digital, Inc.
6.75%, 9/30/27(e)	37,000	37,120
7.13%, 9/30/30(e)	55,000	55,990
Investments	Principal Amount	Value
General Dynamics Corp.
2.63%, 11/15/27	$32,000	$31,347
3.75%, 5/15/28	75,000	74,150
4.25%, 4/1/40	242,000	210,643
3.60%, 11/15/42	46,000	35,515
General Electric Co.
5.88%, 1/14/38	38,000	39,398
4.35%, 5/1/50	238,000	193,952
General Mills, Inc.
4.20%, 4/17/28	158,000	156,714
5.50%, 10/17/28	67,000	68,014
2.88%, 4/15/30	54,000	50,214
4.70%, 4/17/48(a)	40,000	32,970
3.00%, 2/1/51(a)	246,000	151,777
General Motors Co.
6.60%, 4/1/36	350,000	368,078
5.40%, 4/1/48(a)	281,000	244,253
5.95%, 4/1/49(a)	39,000	36,326
General Motors Financial Co., Inc.
4.35%, 1/17/27(a)	353,000	352,915
3.60%, 6/21/30	2,735,000	2,589,259
Genesee & Wyoming, Inc. 6.25%, 4/15/32(e)	41,000	41,414
Genesis Energy LP/Genesis Energy Finance Corp.
8.25%, 1/15/29	25,000	25,773
8.88%, 4/15/30	13,000	13,586
7.88%, 5/15/32	46,000	47,781
Genpact U.K. Finco PLC/Genpact USA, Inc. 4.95%, 11/18/30	6,000	5,853
Genuine Parts Co.
6.50%, 11/1/28	136,000	139,837
1.88%, 11/1/30	138,000	119,848
2.75%, 2/1/32	36,000	31,280
6.88%, 11/1/33	12,000	12,828
Genworth Holdings, Inc. 6.50%, 6/15/34	28,000	28,076
GEO Group, Inc.
8.63%, 4/15/29	63,000	65,584
10.25%, 4/15/31	37,000	39,852
George Washington University
4.30%, 9/15/44, Series 2014	20,000	16,381
4.87%, 9/15/45, Series 2015	81,000	71,385
4.13%, 9/15/48, Series 2018	73,000	56,833
Georgetown University
4.32%, 4/1/49, Series B	95,000	75,567
2.94%, 4/1/50, Series 20A	23,000	14,420
5.12%, 4/1/53	17,000	15,051
5.22%, 10/1/2118, Series A	13,000	10,962
Georgia Power Co. 3.25%, 3/15/51, Series A	128,000	82,114

See Notes to Financial Statements.

112    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
GFL Environmental, Inc.
4.00%, 8/1/28(e)	$31,000	$30,412
4.75%, 6/15/29(e)	31,000	30,315
4.38%, 8/15/29(e)	23,000	22,243
6.75%, 1/15/31(e)	41,000	41,717
Gilead Sciences, Inc.
1.20%, 10/1/27	56,000	54,110
1.65%, 10/1/30	137,000	120,750
5.25%, 10/15/33	25,000	25,207
5.10%, 6/15/35(a)	101,000	99,725
4.60%, 9/1/35(a)	90,000	85,590
4.00%, 9/1/36	26,000	23,294
2.60%, 10/1/40	118,000	83,135
4.80%, 4/1/44	176,000	154,931
4.50%, 2/1/45	225,000	189,169
4.75%, 3/1/46	218,000	188,118
4.15%, 3/1/47	75,000	59,035
2.80%, 10/1/50	135,000	81,241
5.55%, 10/15/53(a)	90,000	84,805
5.50%, 11/15/54(a)	88,000	82,267
5.60%, 11/15/64	60,000	55,798
Glatfelter Corp. 4.75%, 11/15/29(a)(e)	20,000	18,875
GlaxoSmithKline Capital, Inc.
5.38%, 4/15/34	10,000	10,112
6.38%, 5/15/38	172,000	183,563
4.20%, 3/18/43	7,000	5,816
Global Atlantic Fin Co.
4.40%, 10/15/29(e)	49,000	47,219
3.13%, 6/15/31(a)(e)	27,000	23,846
7.95%, 6/15/33(a)(e)	27,000	29,116
6.75%, 3/15/54(a)(e)	31,000	28,772
7.95%, 10/15/54, (7.95% fixed rate until 10/15/29; 5-year Constant Maturity Treasury Rate + 3.608% thereafter)(c)(e)	33,000	33,016
Global Infrastructure Solutions, Inc.
5.63%, 6/1/29(e)	16,000	15,995
7.50%, 4/15/32(e)	12,000	12,583
Global Partners LP/GLP Finance Corp.
6.88%, 1/15/29	26,000	26,178
8.25%, 1/15/32(e)	21,000	21,970
Global Payments, Inc.
4.15%, 8/15/49(a)	61,000	43,119
5.95%, 8/15/52(a)	255,000	233,002
Globe Life, Inc.
4.55%, 9/15/28	45,000	44,692
2.15%, 8/15/30	29,000	25,983
4.80%, 6/15/32	11,000	10,693
5.85%, 9/15/34	31,000	31,362
GLP Capital LP/GLP Financing II, Inc.
5.30%, 1/15/29	54,000	54,005
4.00%, 1/15/30	49,000	46,777
Investments	Principal Amount	Value
4.00%, 1/15/31	$49,000	$45,872
3.25%, 1/15/32	56,000	49,451
6.75%, 12/1/33	67,000	69,480
5.63%, 9/15/34	72,000	69,913
6.25%, 9/15/54	75,000	71,202
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/1/27(e)	37,000	37,011
3.50%, 3/1/29(e)	33,000	31,303
Goldman Sachs Capital I 6.35%, 2/15/34	187,000	191,932
Goldman Sachs Group, Inc.
1.95%, 10/21/27, (1.948% fixed rate until 10/21/26; Secured Overnight Financing Rate + 0.913% thereafter)(c)	169,000	168,450
2.64%, 2/24/28, (2.64% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.114% thereafter)(c)	169,000	167,521
3.62%, 3/15/28, (3.615% fixed rate until 3/15/27; Secured Overnight Financing Rate + 1.846% thereafter)(c)	144,000	143,284
3.69%, 6/5/28, (3.691% fixed rate until 6/5/27; 3-month Secured Overnight Financing Rate + 1.772% thereafter)(c)	67,000	66,547
4.48%, 8/23/28, (4.482% fixed rate until 8/23/27; Secured Overnight Financing Rate + 1.725% thereafter)(c)	122,000	121,768
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.42% thereafter)(a)(c)	119,000	117,124
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(c)	20,000	19,803
6.48%, 10/24/29, (6.484% fixed rate until 10/24/28; Secured Overnight Financing Rate + 1.77% thereafter)(c)	127,000	130,917
2.60%, 2/7/30	28,000	25,865
3.80%, 3/15/30	108,000	103,733
5.73%, 4/25/30, (5.727% fixed rate until 4/25/29; Secured Overnight Financing Rate + 1.265% thereafter)(c)	132,000	134,204
5.05%, 7/23/30, (5.049% fixed rate until 7/23/29; Secured Overnight Financing Rate + 1.21% thereafter)(c)	127,000	126,975
4.69%, 10/23/30, (4.692% fixed rate until 10/23/29; Secured Overnight Financing Rate + 1.135% thereafter)(c)	86,000	84,980
1.99%, 1/27/32, (1.992% fixed rate until 1/27/31; Secured Overnight Financing Rate + 1.09% thereafter)(c)	40,000	34,864
2.62%, 4/22/32, (2.615% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.281% thereafter)(c)	108,000	95,984

See Notes to Financial Statements.

WisdomTree Trust    113

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
2.38%, 7/21/32, (2.383% fixed rate until 7/21/31; Secured Overnight Financing Rate + 1.248% thereafter)(c)	$135,000	$117,885
2.65%, 10/21/32, (2.65% fixed rate until 10/21/31; Secured Overnight Financing Rate + 1.264% thereafter)(c)	41,000	36,002
6.13%, 2/15/33(a)	21,000	22,072
3.10%, 2/24/33, (3.102% fixed rate until 2/24/32; Secured Overnight Financing Rate + 1.41% thereafter)(c)	62,000	55,380
6.56%, 10/24/34, (6.561% fixed rate until 10/24/33; Secured Overnight Financing Rate + 1.95% thereafter)(c)	37,000	39,243
5.85%, 4/25/35, (5.851% fixed rate until 4/25/34; Secured Overnight Financing Rate + 1.552% thereafter)(c)	51,000	51,755
5.33%, 7/23/35, (5.33% fixed rate until 7/23/34; Secured Overnight Financing Rate + 1.55% thereafter)(c)	69,000	67,782
5.02%, 10/23/35, (5.016% fixed rate until 10/23/34; Secured Overnight Financing Rate + 1.42% thereafter)(c)	75,000	72,018
6.45%, 5/1/36	162,000	168,850
6.75%, 10/1/37	415,000	438,249
4.02%, 10/31/38, (4.017% fixed rate until 10/31/37; 3-month Secured Overnight Financing Rate + 1.635% thereafter)(c)	83,000	70,497
4.41%, 4/23/39, (4.411% fixed rate until 4/23/38; 3-month Secured Overnight Financing Rate + 1.692% thereafter)(c)	98,000	85,595
6.25%, 2/1/41(a)	163,000	167,632
3.21%, 4/22/42, (3.21% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.513% thereafter)(c)	47,000	33,980
3.44%, 2/24/43, (3.436% fixed rate until 2/24/42; Secured Overnight Financing Rate + 1.632% thereafter)(c)	52,000	38,156
4.80%, 7/8/44	130,000	111,199
5.15%, 5/22/45	215,000	188,515
4.75%, 10/21/45	146,000	122,861
5.56%, 11/19/45, (5.561% fixed rate until 11/19/44; Secured Overnight Financing Rate + 1.58% thereafter)(c)	180,000	167,438
5.73%, 1/28/56, (5.734% fixed rate until 1/28/55; Secured Overnight Financing Rate + 1.696% thereafter)(c)	1,263,000	1,170,769
6.22%, 7/21/57, (6.215% fixed rate until 7/21/56; Secured Overnight Financing Rate + 1.82% thereafter)(c)	166,000	164,335
Golub Capital BDC, Inc.
2.05%, 2/15/27	21,000	20,704
7.05%, 12/5/28	12,000	12,317
6.00%, 7/15/29	53,000	53,168
Investments	Principal Amount	Value
Goodyear Tire & Rubber Co. 5.00%, 7/15/29(a)	$63,000	$60,214
GoTo Group, Inc.
5.50%, 5/1/28(e)	17,000	3,899
5.50%, 5/1/28(e)	15,000	12,106
GrafTech Finance, Inc. 4.63%, 12/23/29(e)	20,000	11,648
GrafTech Global Enterprises, Inc. 9.88%, 12/23/29(e)	48,000	35,013
Grand Canyon University 5.13%, 10/1/28	39,000	38,533
Graphic Packaging International LLC 3.50%, 3/15/28(e)	79,000	76,976
Gray Media, Inc.
10.50%, 7/15/29(e)	18,000	19,006
4.75%, 10/15/30(e)	53,000	43,679
5.38%, 11/15/31(e)	66,000	51,412
Group 1 Automotive, Inc. 4.00%, 8/15/28(e)	48,000	46,863
Guardian Life Global Funding
3.25%, 3/29/27(e)	14,000	13,919
1.40%, 7/6/27(a)(e)	17,000	16,592
5.55%, 10/28/27(e)	30,000	30,352
1.25%, 11/19/27(a)(e)	32,000	30,786
1.63%, 9/16/28(e)	12,000	11,280
5.74%, 10/2/28(e)	17,000	17,336
Guardian Life Insurance Co. of America
4.88%, 6/19/64(e)	19,000	15,261
3.70%, 1/22/70(e)	32,000	20,076
4.85%, 1/24/77(e)	24,000	19,006
GXO Logistics, Inc.
6.25%, 5/6/29	54,000	55,471
2.65%, 7/15/31(a)	122,000	107,761
6.50%, 5/6/34	46,000	47,515
HA Sustainable Infrastructure Capital, Inc. 6.38%, 7/1/34(a)	382,000	385,108
Hackensack Meridian Health, Inc.
2.68%, 9/1/41, Series 2020	10,000	6,960
4.21%, 7/1/48	86,000	68,805
2.88%, 9/1/50, Series 2020	10,000	6,108
4.50%, 7/1/57	6,000	4,753
Haleon U.S. Capital LLC 3.63%, 3/24/32	420,000	389,489
Halliburton Co.
2.92%, 3/1/30	135,000	126,131
4.85%, 11/15/35	110,000	104,400
6.70%, 9/15/38	70,000	75,379
7.45%, 9/15/39	90,000	102,356
4.50%, 11/15/41	75,000	63,813
4.75%, 8/1/43	71,000	60,792
5.00%, 11/15/45(a)	81,000	70,692

See Notes to Financial Statements.

114    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Harley-Davidson, Inc. 4.63%, 7/28/45	$107,000	$75,274
Hartford HealthCare Corp. 3.45%, 7/1/54	50,000	34,043
Hartford Insurance Group, Inc.
5.95%, 10/15/36	53,000	54,465
6.10%, 10/1/41	25,000	25,380
4.30%, 4/15/43	25,000	20,553
4.40%, 3/15/48	45,000	36,153
3.60%, 8/19/49	70,000	48,651
2.90%, 9/15/51	55,000	32,891
Harvest Midstream I LP 7.50%, 5/15/32(e)	32,000	33,214
Hasbro, Inc.
3.55%, 11/19/26	42,000	41,931
3.50%, 9/15/27	31,000	30,692
3.90%, 11/19/29	64,000	61,891
6.05%, 5/14/34	48,000	49,372
6.35%, 3/15/40(a)	83,000	84,906
5.10%, 5/15/44	27,000	23,040
HAT Holdings I LLC/HAT Holdings II LLC 3.75%, 9/15/30(e)	167,000	155,162
HCA, Inc.
4.50%, 2/15/27	18,000	18,006
3.13%, 3/15/27	17,000	16,895
3.38%, 3/15/29	14,000	13,506
3.50%, 9/1/30	170,000	160,381
2.38%, 7/15/31	59,000	51,903
3.63%, 3/15/32	139,000	127,904
5.50%, 6/1/33	87,000	87,365
5.60%, 4/1/34	35,000	35,165
5.45%, 9/15/34	180,000	178,837
5.13%, 6/15/39(a)	170,000	157,518
5.50%, 6/15/47	204,000	183,010
5.25%, 6/15/49	180,000	154,745
3.50%, 7/15/51(a)	452,000	290,517
4.63%, 3/15/52	180,000	139,436
5.90%, 6/1/53	90,000	83,660
6.00%, 4/1/54	158,000	149,066
5.95%, 9/15/54	90,000	84,133
6.10%, 4/1/64(a)	272,000	256,608
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 6/1/30(e)	66,000	59,434
3.20%, 6/1/50(e)	40,000	24,907
5.88%, 6/15/54(e)	47,000	43,180
HealthEquity, Inc. 4.50%, 10/1/29(e)	25,000	24,406
Investments	Principal Amount	Value
Healthpeak OP LLC 3.00%, 1/15/30	$388,000	$363,407
HEICO Corp.
5.25%, 8/1/28	48,000	48,457
5.35%, 8/1/33	89,000	89,031
Helmerich & Payne, Inc.
4.85%, 12/1/29	33,000	32,815
5.50%, 12/1/34	24,000	23,284
Herc Holdings, Inc. 6.63%, 6/15/29(e)	62,000	63,278
Hershey Co. 2.65%, 6/1/50	121,000	71,264
Hess Corp.
7.88%, 10/1/29	121,000	131,745
7.30%, 8/15/31	45,000	49,449
7.13%, 3/15/33	109,000	120,739
6.00%, 1/15/40	83,000	85,525
5.80%, 4/1/47	95,000	93,547
Hess Midstream Operations LP
5.13%, 6/15/28(e)	49,000	48,898
6.50%, 6/1/29(e)	36,000	36,728
4.25%, 2/15/30(e)	31,000	29,864
5.50%, 10/15/30(e)	16,000	15,967
Hewlett Packard Enterprise Co.
5.25%, 7/1/28	34,000	34,251
4.55%, 10/15/29(a)	112,000	110,545
4.85%, 10/15/31	137,000	134,797
5.00%, 10/15/34	144,000	138,271
6.20%, 10/15/35(a)	102,000	106,959
6.35%, 10/15/45(a)	217,000	215,207
5.60%, 10/15/54(a)	89,000	78,461
HF Sinclair Corp.
4.50%, 10/1/30	23,000	22,401
5.75%, 1/15/31	7,000	7,121
Highmark, Inc. 2.55%, 5/10/31(e)	36,000	31,828
Highwoods Realty LP 4.13%, 3/15/28	294,000	289,887
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/1/28(e)	25,000	25,102
5.75%, 2/1/29(e)	54,000	54,088
6.00%, 4/15/30(e)	53,000	52,917
6.00%, 2/1/31(e)	35,000	34,580
6.25%, 4/15/32(e)	34,000	33,420
6.88%, 5/15/34(e)	47,000	46,656
Hilton Domestic Operating Co., Inc. 3.63%, 2/15/32(e)	172,000	156,355
See Notes to Financial Statements.

WisdomTree Trust    115

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 6/1/29(e)	$43,000	$41,903
4.88%, 7/1/31(e)	20,000	18,515
6.63%, 1/15/32(e)	65,000	65,569
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/27	108,000	108,052
Home Depot, Inc.
2.70%, 4/15/30	184,000	171,307
5.88%, 12/16/36	1,124,000	1,164,988
3.13%, 12/15/49	65,000	41,730
2.38%, 3/15/51	478,000	257,523
2.75%, 9/15/51	153,000	88,915
3.63%, 4/15/52	120,000	82,857
3.50%, 9/15/56	169,000	110,988
5.40%, 6/25/64(a)	75,000	67,817
Honeywell Aerospace, Inc. 5.85%, 3/16/66	531,000	506,020
Honeywell International, Inc.
2.50%, 11/1/26	10,000	9,972
2.70%, 8/15/29	172,000	162,716
1.95%, 6/1/30	97,000	87,285
1.75%, 9/1/31	30,000	25,760
4.50%, 1/15/34(a)	10,000	9,567
3.81%, 11/21/47	24,000	17,841
2.80%, 6/1/50	109,000	66,561
Horizon Mutual Holdings, Inc. 6.20%, 11/15/34(e)	24,000	22,644
Hormel Foods Corp.
4.80%, 3/30/27(a)	35,000	35,098
1.70%, 6/3/28	52,000	49,489
1.80%, 6/11/30(a)	21,000	18,775
3.05%, 6/3/51	53,000	33,061
Host Hotels & Resorts LP
3.38%, 12/15/29, Series H	92,000	87,238
2.90%, 12/15/31, Series J	32,000	28,275
5.70%, 7/1/34	23,000	22,967
Howard Hughes Corp.
4.13%, 2/1/29(e)	40,000	38,756
4.38%, 2/1/31(e)	27,000	25,514
Howard University 5.21%, 10/1/52, Series 22A	33,000	26,866
Howmet Aerospace, Inc.
6.75%, 1/15/28	18,000	18,495
5.95%, 2/1/37	57,000	59,101
HP, Inc.
3.00%, 6/17/27	62,000	61,315
4.75%, 1/15/28	55,000	55,053
4.00%, 4/15/29	71,000	69,393
3.40%, 6/17/30	36,000	33,925
Investments	Principal Amount	Value
2.65%, 6/17/31(a)	$71,000	$63,035
4.20%, 4/15/32(a)	48,000	45,193
5.50%, 1/15/33(a)	79,000	79,399
6.00%, 9/15/41(a)	109,000	106,946
HSBC USA, Inc. 5.29%, 3/4/27	1,873,000	1,882,784
HUB International Ltd.
5.63%, 12/1/29(e)	3,000	2,992
7.25%, 6/15/30(e)	114,000	117,451
7.38%, 1/31/32(e)	564,000	579,142
Hubbell, Inc.
3.15%, 8/15/27	29,000	28,668
3.50%, 2/15/28(a)	177,000	174,218
2.30%, 3/15/31	21,000	18,715
Hudson Pacific Properties LP 5.95%, 2/15/28(a)	35,000	34,795
Hughes Satellite Systems Corp.
5.25%, 8/1/26(f)	30,000	21,984
6.63%, 8/1/26(f)	30,000	13,770
Humana, Inc.
1.35%, 2/3/27	45,000	44,439
3.95%, 3/15/27(a)	17,000	16,955
5.75%, 3/1/28	30,000	30,389
5.75%, 12/1/28	30,000	30,509
3.70%, 3/23/29	45,000	43,651
3.13%, 8/15/29	35,000	33,256
4.88%, 4/1/30	35,000	34,674
5.38%, 4/15/31	148,000	148,274
2.15%, 2/3/32(a)	118,000	101,135
5.88%, 3/1/33	54,000	54,880
5.95%, 3/15/34	115,000	116,856
4.63%, 12/1/42	49,000	40,302
4.95%, 10/1/44(a)	159,000	133,813
4.80%, 3/15/47	35,000	28,023
3.95%, 8/15/49	56,000	39,027
5.50%, 3/15/53	94,000	81,494
5.75%, 4/15/54(a)	121,000	108,265
Hunt Cos., Inc. 5.25%, 4/15/29(e)	26,000	25,233
Huntington Bancshares, Inc. 2.49%, 8/15/36, (2.487% fixed rate until 8/15/31; 5-year Constant Maturity Treasury Rate + 1.17% thereafter)(c)	428,000	365,491
Huntington Ingalls Industries, Inc.
3.48%, 12/1/27	37,000	36,444
5.35%, 1/15/30	38,000	38,339
Huntsman International LLC
4.50%, 5/1/29	59,000	57,152
2.95%, 6/15/31	88,000	76,726
Hyatt Hotels Corp. 4.38%, 9/15/28	205,000	203,194

See Notes to Financial Statements.

116    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Hyundai Capital America
1.65%, 9/17/26(e)	$40,000	$39,957
2.75%, 9/27/26(d)	120,000	119,890
3.50%, 11/2/26(e)	243,000	242,703
5.25%, 1/8/27(e)	40,000	40,126
3.00%, 2/10/27(a)(e)	20,000	19,866
5.30%, 3/19/27(e)	35,000	35,168
2.38%, 10/15/27(e)	36,000	35,084
1.80%, 1/10/28(e)	36,000	34,585
5.60%, 3/30/28(a)(e)	35,000	35,377
2.00%, 6/15/28(e)	56,000	53,257
5.68%, 6/26/28(e)	51,000	51,673
2.10%, 9/15/28(e)	35,000	33,088
6.10%, 9/21/28(e)	35,000	35,738
5.30%, 1/8/29(e)	41,000	41,233
6.50%, 1/16/29(e)	41,000	42,299
5.35%, 3/19/29(e)	20,000	20,148
5.80%, 4/1/30(e)	20,000	20,371
6.38%, 4/8/30(e)	25,000	25,890
5.70%, 6/26/30(e)	20,000	20,314
6.20%, 9/21/30(e)	31,000	32,052
5.40%, 1/8/31(e)	31,000	31,174
5.40%, 6/23/32(e)	183,000	183,195
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 2/1/29	91,000	77,896
10.00%, 11/15/29(e)	63,000	61,027
9.00%, 6/15/30	118,000	109,273
Idaho Power Co.
4.20%, 3/1/48, Series K	22,000	17,150
5.50%, 3/15/53	71,000	65,925
5.80%, 4/1/54	23,000	22,140
IDEX Corp. 2.63%, 6/15/31(a)	258,000	230,901
iHeartCommunications, Inc.
9.13%, 5/1/29(e)	62,171	56,283
10.88%, 5/1/30(e)	26,000	18,304
7.75%, 8/15/30(e)	24,000	20,073
7.00%, 1/15/31(e)	46,000	37,045
Illinois Tool Works, Inc.
2.65%, 11/15/26	59,000	58,848
4.88%, 9/15/41	32,000	29,366
Illumina, Inc.
5.75%, 12/13/27	100,000	101,223
2.55%, 3/23/31	77,000	68,819
Imola Merger, Inc. 4.75%, 5/15/29(e)	83,000	81,301
Indiana Michigan Power Co.
3.75%, 7/1/47, Series L	11,000	7,980
4.25%, 8/15/48	10,000	7,772
3.25%, 5/1/51	97,000	61,682
Investments	Principal Amount	Value
Indianapolis Power & Light Co. 5.70%, 4/1/54(e)	$30,000	$28,266
Ingersoll Rand, Inc.
5.40%, 8/14/28	20,000	20,245
5.18%, 6/15/29	53,000	53,605
5.31%, 6/15/31(a)	82,000	82,901
5.70%, 8/14/33	84,000	85,702
5.45%, 6/15/34(a)	68,000	68,171
5.70%, 6/15/54	62,000	58,915
Ingevity Corp. 3.88%, 11/1/28(e)	40,000	38,674
Ingredion, Inc.
3.20%, 10/1/26	30,000	29,972
2.90%, 6/1/30	43,000	39,978
3.90%, 6/1/50	37,000	26,586
Insight Enterprises, Inc. 6.63%, 5/15/32(e)	25,000	25,387
Integris Baptist Medical Center, Inc. 3.88%, 8/15/50, Series A	43,000	30,798
Intel Corp.
3.15%, 5/11/27(a)	369,000	365,808
2.45%, 11/15/29	168,000	155,390
5.13%, 2/10/30(a)	164,000	164,378
4.25%, 12/15/42	85,000	67,268
5.63%, 2/10/43(a)	484,000	449,885
4.10%, 5/19/46	169,000	124,384
4.10%, 5/11/47	332,000	242,064
3.73%, 12/8/47	10,000	6,848
3.25%, 11/15/49	180,000	110,972
4.75%, 3/25/50	153,000	120,530
3.05%, 8/12/51(a)	61,000	35,929
4.90%, 8/5/52	158,000	125,798
5.70%, 2/10/53	193,000	172,210
5.60%, 2/21/54(a)	104,000	91,432
3.10%, 2/15/60(a)	49,000	26,279
4.95%, 3/25/60(a)	103,000	80,509
3.20%, 8/12/61	576,000	313,002
5.05%, 8/5/62(a)	31,000	24,247
5.90%, 2/10/63	147,000	131,706
Intercontinental Exchange, Inc.
2.10%, 6/15/30	304,000	274,802
1.85%, 9/15/32	70,000	58,388
4.60%, 3/15/33	92,000	88,982
4.95%, 6/15/52(a)	127,000	109,658
3.00%, 9/15/60	322,000	180,425
International Business Machines Corp.
1.95%, 5/15/30	1,047,000	940,085
5.88%, 11/29/32	36,000	37,289
5.60%, 11/30/39	171,000	166,922
4.00%, 6/20/42	87,000	67,646
7.13%, 12/1/96(a)	358,000	384,631

See Notes to Financial Statements.

WisdomTree Trust    117

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
International Flavors & Fragrances, Inc.
1.83%, 10/15/27(e)	$50,000	$48,502
5.00%, 9/26/48	35,000	29,957
International Paper Co.
7.30%, 11/15/39	143,000	158,345
4.80%, 6/15/44(a)	156,000	131,958
5.15%, 5/15/46	40,000	34,913
4.40%, 8/15/47	60,000	47,065
Interstate Power & Light Co.
4.10%, 9/26/28	30,000	29,611
2.30%, 6/1/30	30,000	27,245
5.70%, 10/15/33	20,000	20,344
6.25%, 7/15/39	25,000	25,787
3.70%, 9/15/46	39,000	28,273
3.50%, 9/30/49	30,000	20,576
3.10%, 11/30/51	70,000	43,197
Intuit, Inc.
1.35%, 7/15/27	52,000	50,679
5.13%, 9/15/28	132,000	133,052
1.65%, 7/15/30	67,000	59,112
5.20%, 9/15/33	38,000	37,526
5.50%, 9/15/53(a)	44,000	38,018
Invesco Finance PLC 5.38%, 11/30/43	22,000	20,569
Invitation Homes Operating Partnership LP 4.15%, 4/15/32	159,000	149,330
ION Platform Finance US, Inc./ION Platform Finance Sarl 9.00%, 8/1/29(e)	71,000	64,823
IPALCO Enterprises, Inc. 4.25%, 5/1/30	481,000	465,882
Iron Mountain, Inc. 5.00%, 7/15/28(e)	124,000	123,117
ITC Holdings Corp. 3.35%, 11/15/27	357,000	351,535
ITT Holdings LLC 6.50%, 8/1/29(e)	62,000	61,877
J Paul Getty Trust 4.91%, 4/1/35	22,000	21,660
Jabil, Inc.
4.25%, 5/15/27	31,000	30,917
3.95%, 1/12/28	138,000	136,386
5.45%, 2/1/29	29,000	29,243
3.60%, 1/15/30	36,000	34,193
3.00%, 1/15/31	43,000	39,075
Jackson Financial, Inc.
5.17%, 6/8/27(a)	25,000	25,091
3.13%, 11/23/31	12,000	10,639
5.67%, 6/8/32	68,000	67,744
4.00%, 11/23/51	56,000	36,691
Jackson National Life Global Funding 3.05%, 6/21/29(e)	4,000	3,774
Investments	Principal Amount	Value
Jacobs Engineering Group, Inc. 5.90%, 3/1/33	$61,000	$62,041
JB Poindexter & Co., Inc. 8.75%, 12/15/31(e)	37,000	38,239
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 2/2/29	14,000	13,396
3.75%, 12/1/31	277,000	257,319
3.63%, 1/15/32	123,000	113,063
3.00%, 5/15/32	85,000	74,941
5.75%, 4/1/33	119,000	120,792
6.75%, 3/15/34	22,000	23,534
4.38%, 2/2/52	606,000	440,359
6.50%, 12/1/52	282,000	274,248
7.25%, 11/15/53(a)	93,000	98,533
6.38%, 4/15/66	401,000	377,237
Jefferies Financial Group, Inc.
4.15%, 1/23/30	307,000	294,931
2.63%, 10/15/31	184,000	159,480
6.25%, 1/15/36	135,000	135,647
6.50%, 1/20/43	53,000	52,250
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/31(a)(e)	20,000	17,172
JetBlue Pass-Through Trust
2.75%, 5/15/32, Series 2019-1, Class AA	22,941	20,090
4.00%, 11/15/32, Series 2020-1, Class A	21,763	20,259
JM Smucker Co.
3.38%, 12/15/27	30,000	29,551
5.90%, 11/15/28	74,000	75,764
2.38%, 3/15/30	79,000	72,458
2.13%, 3/15/32(a)	11,000	9,369
4.25%, 3/15/35	74,000	67,721
6.50%, 11/15/43(a)	84,000	88,212
4.38%, 3/15/45(a)	55,000	44,616
6.50%, 11/15/53(a)	90,000	94,781
John Deere Capital Corp.
2.25%, 9/14/26	33,000	32,980
1.70%, 1/11/27	22,000	21,812
2.80%, 9/8/27	463,000	455,949
4.15%, 9/15/27	261,000	260,446
1.50%, 3/6/28	37,000	35,415
3.35%, 4/18/29	12,000	11,619
4.85%, 10/11/29(a)	19,000	19,146
1.45%, 1/15/31	12,000	10,395
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/42	11,177	10,545
Johnson & Johnson
2.90%, 1/15/28	42,000	41,215
4.95%, 5/15/33	155,000	157,191
3.63%, 3/3/37	199,000	174,282
2.45%, 9/1/60(a)	711,000	365,912

See Notes to Financial Statements.

118    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Johnson Controls International PLC
6.00%, 1/15/36	$30,000	$31,166
4.63%, 7/2/44	57,000	48,437
5.13%, 9/14/45	10,000	8,808
4.50%, 2/15/47	78,000	64,056
4.95%, 7/2/64(c)	61,000	50,357
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 9/15/30	49,000	43,254
2.00%, 9/16/31	132,000	114,349
4.90%, 12/1/32	42,000	41,390
JPMorgan Chase & Co.
4.13%, 12/15/26	540,000	539,995
4.25%, 10/1/27	113,000	112,795
3.63%, 12/1/27	220,000	217,698
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)(c)	387,000	384,363
2.18%, 6/1/28, (2.182% fixed rate until 6/1/27; Secured Overnight Financing Rate + 1.89% thereafter)(c)	494,000	485,178
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(c)	483,000	475,449
4.01%, 4/23/29, (4.005% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.382% thereafter)(c)	717,000	708,862
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; 3-month Secured Overnight Financing Rate + 2.515% thereafter)(c)	189,000	175,180
1.76%, 11/19/31, (1.764% fixed rate until 11/19/30; 3-month Secured Overnight Financing Rate + 1.105% thereafter)(c)	453,000	395,870
5.34%, 1/23/35, (5.336% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.62% thereafter)(c)	93,000	92,555
5.29%, 7/22/35, (5.294% fixed rate until 7/22/34; Secured Overnight Financing Rate + 1.46% thereafter)(c)	255,000	252,399
6.40%, 5/15/38	195,000	208,400
3.88%, 7/24/38, (3.882% fixed rate until 7/24/37; 3-month Secured Overnight Financing Rate + 1.622% thereafter)(c)	535,000	460,035
5.50%, 10/15/40	55,000	54,079
3.11%, 4/22/41, (3.109% fixed rate until 4/22/40; 3-month Secured Overnight Financing Rate + 2.46% thereafter)(c)	98,000	73,441
5.63%, 8/16/43(a)	183,000	178,138
4.85%, 2/1/44(a)	114,000	101,240
4.95%, 6/1/45	233,000	205,295
4.03%, 7/24/48, (4.032% fixed rate until 7/24/47; 3-month Secured Overnight Financing Rate + 1.722% thereafter)(c)	171,000	130,950
Investments	Principal Amount	Value
3.96%, 11/15/48, (3.964% fixed rate until 11/15/47; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(c)	$679,000	$512,522
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month Secured Overnight Financing Rate + 1.482% thereafter)(c)	129,000	96,300
3.11%, 4/22/51, (3.109% fixed rate until 4/22/50; Secured Overnight Financing Rate + 2.44% thereafter)(c)	147,000	93,551
3.33%, 4/22/52, (3.328% fixed rate until 4/22/51; Secured Overnight Financing Rate + 1.58% thereafter)(a)(c)	1,342,000	885,319
Juniper Networks, Inc.
3.75%, 8/15/29	70,000	67,482
2.00%, 12/10/30	63,000	55,137
5.95%, 3/15/41	38,000	36,448
Kaiser Foundation Hospitals
3.15%, 5/1/27	12,000	11,889
2.81%, 6/1/41, Series 2021	26,000	18,544
4.88%, 4/1/42	12,000	10,977
4.15%, 5/1/47	50,000	39,537
3.27%, 11/1/49, Series 2019	21,000	13,940
3.00%, 6/1/51, Series 2021	254,000	157,727
KB Home
6.88%, 6/15/27	12,000	12,081
4.80%, 11/15/29	12,000	11,773
7.25%, 7/15/30	46,000	46,702
4.00%, 6/15/31	16,000	14,894
Kellanova
3.40%, 11/15/27	37,000	36,538
4.30%, 5/15/28	23,000	22,875
2.10%, 6/1/30	146,000	132,110
4.50%, 4/1/46	100,000	82,983
5.75%, 5/16/54	76,000	72,357
Kemper Corp. 3.80%, 2/23/32(a)	193,000	172,036
Kentucky Utilities Co. 5.13%, 11/1/40	439,000	408,623
Kenvue, Inc.
5.05%, 3/22/28	55,000	55,362
5.00%, 3/22/30	31,000	31,114
4.90%, 3/22/33	37,000	36,501
5.10%, 3/22/43	47,000	43,136
5.05%, 3/22/53	98,000	85,382
5.20%, 3/22/63	71,000	61,437
Keurig Dr. Pepper, Inc.
2.55%, 9/15/26	25,000	24,983
5.10%, 3/15/27	45,000	45,136
3.43%, 6/15/27	99,000	98,203
5.05%, 3/15/29	2,000	2,003
3.95%, 4/15/29	70,000	68,326
3.20%, 5/1/30(a)	58,000	54,187

See Notes to Financial Statements.

WisdomTree Trust    119

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
2.25%, 3/15/31, Series 31*(a)	$32,000	$28,233
5.20%, 3/15/31, Series 10	35,000	34,933
5.30%, 3/15/34(a)	82,000	80,877
4.50%, 11/15/45	50,000	40,007
5.09%, 5/25/48	137,000	116,609
3.80%, 5/1/50	138,000	95,152
4.50%, 4/15/52(a)	105,000	81,276
KeyCorp
2.25%, 4/6/27	100,000	98,742
4.10%, 4/30/28	360,000	356,286
2.55%, 10/1/29	29,000	27,010
4.79%, 6/1/33, (4.789% fixed rate until 6/1/32; Secured Overnight Financing Index + 2.06% thereafter)(c)	191,000	184,186
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/27(e)	123,000	122,735
Kilroy Realty LP
4.75%, 12/15/28(a)	275,000	272,347
2.50%, 11/15/32	88,000	72,403
6.25%, 1/15/36	20,000	19,818
Kimberly-Clark Corp.
1.05%, 9/15/27	44,000	42,582
3.95%, 11/1/28	37,000	36,522
3.20%, 4/25/29	146,000	140,477
3.10%, 3/26/30	27,000	25,474
2.00%, 11/2/31	12,000	10,414
4.50%, 2/16/33(a)	59,000	57,826
6.63%, 8/1/37	75,000	83,188
5.30%, 3/1/41(a)	24,000	23,508
3.20%, 7/30/46	47,000	32,296
3.90%, 5/4/47	29,000	22,104
2.88%, 2/7/50	31,000	19,421
Kimco Realty OP LLC
4.60%, 2/1/33	46,000	44,388
6.40%, 3/1/34	60,000	63,534
4.25%, 4/1/45	47,000	38,186
4.13%, 12/1/46	32,000	25,132
4.45%, 9/1/47	116,000	94,964
Kinder Morgan Energy Partners LP
7.30%, 8/15/33	111,000	122,785
6.95%, 1/15/38	496,000	541,348
5.63%, 9/1/41	940,000	899,820
5.00%, 3/1/43	69,000	61,300
5.40%, 9/1/44	65,000	59,417
Kinder Morgan, Inc.
2.00%, 2/15/31(a)	336,000	295,268
7.80%, 8/1/31	97,000	108,115
7.75%, 1/15/32	142,000	158,805
5.20%, 6/1/33	76,000	75,729
Investments	Principal Amount	Value
Kinetik Holdings LP
6.63%, 12/15/28(e)	$210,000	$213,884
5.88%, 6/15/30(e)	175,000	175,972
Kite Realty Group LP 5.50%, 3/1/34	14,000	13,942
Kite Realty Group Trust 4.75%, 9/15/30	28,000	27,630
KKR Group Finance Co. II LLC 5.50%, 2/1/43(a)(e)	40,000	36,569
KKR Group Finance Co. III LLC 5.13%, 6/1/44(e)	40,000	34,959
KKR Group Finance Co. VII LLC 3.63%, 2/25/50(e)	20,000	13,429
KKR Group Finance Co. VIII LLC 3.50%, 8/25/50(e)	53,000	34,479
KKR Group Finance Co. X LLC 3.25%, 12/15/51(e)	70,000	42,574
KKR Group Finance Co. XII LLC 4.85%, 5/17/32(e)	10,000	9,737
KLA Corp.
4.10%, 3/15/29	51,000	50,218
4.65%, 7/15/32(a)	20,000	19,573
4.70%, 2/1/34	23,000	22,220
5.00%, 3/15/49	69,000	60,093
5.25%, 7/15/62	184,000	160,845
Kraft Heinz Foods Co.
4.63%, 1/30/29	120,000	119,697
4.25%, 3/1/31(a)	85,000	82,120
5.00%, 7/15/35(a)	55,000	52,579
6.88%, 1/26/39	70,000	74,861
7.13%, 8/1/39(e)	55,000	59,577
4.63%, 10/1/39	155,000	134,334
6.50%, 2/9/40	50,000	51,452
5.00%, 6/4/42	92,000	80,727
5.20%, 7/15/45	205,000	177,872
4.38%, 6/1/46	70,000	54,441
4.88%, 10/1/49	159,000	129,539
5.50%, 6/1/50(a)	9,000	7,953
Kroger Co.
2.65%, 10/15/26	28,000	27,948
3.70%, 8/1/27	143,000	142,136
4.50%, 1/15/29	181,000	180,001
2.20%, 5/1/30	35,000	31,780
1.70%, 1/15/31(a)	35,000	30,470
7.50%, 4/1/31	5,000	5,500
5.00%, 9/15/34(a)	247,000	238,758
6.90%, 4/15/38	35,000	38,413
5.40%, 7/15/40	82,000	77,897
3.88%, 10/15/46(a)	63,000	46,421
4.45%, 2/1/47	90,000	71,683

See Notes to Financial Statements.

120    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
4.65%, 1/15/48	$63,000	$51,317
5.40%, 1/15/49	105,000	94,685
3.95%, 1/15/50	90,000	65,047
5.50%, 9/15/54(a)	61,000	54,774
5.65%, 9/15/64(a)	192,000	171,948
Kyndryl Holdings, Inc.
3.15%, 10/15/31(a)	208,000	173,611
4.10%, 10/15/41	48,000	33,682
L3Harris Technologies, Inc.
5.40%, 1/15/27	75,000	75,282
4.40%, 6/15/28	30,000	29,837
5.05%, 6/1/29	142,000	142,773
2.90%, 12/15/29	42,000	39,459
1.80%, 1/15/31	107,000	93,682
5.25%, 6/1/31	36,000	36,243
5.40%, 7/31/33	105,000	105,456
5.35%, 6/1/34	82,000	81,731
4.85%, 4/27/35	35,000	33,627
6.15%, 12/15/40	2,000	2,067
5.05%, 4/27/45	148,000	132,512
5.60%, 7/31/53	78,000	73,061
Laboratory Corp. of America Holdings
2.95%, 12/1/29	46,000	43,263
2.70%, 6/1/31	36,000	32,367
4.70%, 2/1/45(a)	161,000	139,754
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25%, 2/1/27(e)	53,000	52,833
Lam Research Corp.
1.90%, 6/15/30	15,000	13,453
4.88%, 3/15/49(a)	66,000	57,331
2.88%, 6/15/50	74,000	45,346
3.13%, 6/15/60(a)	37,000	21,670
Lamar Media Corp.
3.75%, 2/15/28	24,000	23,546
4.88%, 1/15/29	55,000	54,518
4.00%, 2/15/30	108,000	103,161
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(e)	67,000	66,685
4.13%, 1/31/30(e)	40,000	38,382
4.38%, 1/31/32(a)(e)	43,000	40,481
Las Vegas Sands Corp.
5.90%, 6/1/27(a)	457,000	460,643
3.90%, 8/8/29	316,000	304,621
6.00%, 8/15/29	15,000	15,296
6.20%, 8/15/34	69,000	69,769
Lazard Group LLC 4.50%, 9/19/28	176,000	174,450
LBJ Infrastructure Group LLC 3.80%, 12/31/57(e)	25,000	17,266
Investments	Principal Amount	Value
LCM Investments Holdings II LLC
4.88%, 5/1/29(e)	$41,000	$40,103
8.25%, 8/1/31(e)	46,000	47,824
LD Holdings Group LLC 6.13%, 4/1/28(e)	28,000	22,497
Lear Corp. 3.55%, 1/15/52	172,000	110,502
Leggett & Platt, Inc.
4.40%, 3/15/29	82,000	79,249
3.50%, 11/15/51	91,000	53,513
Leidos, Inc.
4.38%, 5/15/30	54,000	52,593
2.30%, 2/15/31	71,000	62,712
5.75%, 3/15/33	91,000	92,400
Leland Stanford Junior University
3.65%, 5/1/48	15,000	11,173
2.41%, 6/1/50	9,000	5,103
Lennar Corp. 4.75%, 11/29/27(a)	90,000	90,052
Level 3 Financing, Inc.
3.75%, 7/15/29(e)	3,000	2,854
8.50%, 1/15/36(e)	243,000	254,154
Levi Strauss & Co. 3.50%, 3/1/31(e)	20,000	18,455
LGI Homes, Inc.
8.75%, 12/15/28(e)	27,000	27,835
4.00%, 7/15/29(e)	62,000	58,117
Liberty Mutual Group, Inc.
4.57%, 2/1/29(e)	28,000	27,746
7.80%, 3/15/37(e)	32,000	34,823
4.85%, 8/1/44(e)	25,000	21,117
3.95%, 10/15/50(e)	124,000	88,666
4.13%, 12/15/51, (4.125% fixed rate until 12/15/26; 5-year Constant Maturity Treasury Rate + 3.315% thereafter)(c)(e)	20,000	19,994
5.50%, 6/15/52(e)	56,000	50,477
3.95%, 5/15/60(e)	54,000	36,185
4.30%, 2/1/61(e)	113,000	71,271
Liberty Utilities Co.
5.58%, 1/31/29(e)	1,000	1,011
5.87%, 1/31/34(e)	99,000	99,778
LifePoint Health, Inc.
5.38%, 1/15/29(e)	9,000	8,708
9.88%, 8/15/30(e)	674,000	709,808
Light & Wonder International, Inc.
7.25%, 11/15/29(e)	59,000	59,955
7.50%, 9/1/31(e)	23,000	23,866
Lincoln National Corp.
3.80%, 3/1/28	143,000	140,836
6.30%, 10/9/37	181,000	185,567
7.00%, 6/15/40	74,000	78,330
4.35%, 3/1/48	15,000	11,349

See Notes to Financial Statements.

WisdomTree Trust    121

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Linde, Inc.
1.10%, 8/10/30	$14,000	$12,181
3.55%, 11/7/42	52,000	39,967
Lions Gate Capital Holdings LLC 5.50%, 4/15/29(e)	199,000	178,993
Lithia Motors, Inc.
4.63%, 12/15/27(e)	26,000	25,930
3.88%, 6/1/29(e)	33,000	31,709
4.38%, 1/15/31(e)	23,000	21,925
Live Nation Entertainment, Inc.
6.50%, 5/15/27(e)	49,000	49,096
4.75%, 10/15/27(e)	51,000	50,780
3.75%, 1/15/28(e)	30,000	29,502
LKQ Corp. 6.25%, 6/15/33(a)	70,000	71,696
Lockheed Martin Corp.
5.10%, 11/15/27	41,000	41,348
4.45%, 5/15/28	47,000	46,949
4.50%, 2/15/29	132,000	131,585
1.85%, 6/15/30	52,000	46,654
3.90%, 6/15/32(a)	16,000	15,209
5.25%, 1/15/33(a)	84,000	85,542
4.75%, 2/15/34(a)	77,000	75,108
4.80%, 8/15/34	25,000	24,398
3.60%, 3/1/35	67,000	60,076
4.50%, 5/15/36(a)	33,000	31,081
6.15%, 9/1/36, Series B	66,000	70,034
5.72%, 6/1/40	36,000	36,571
4.07%, 12/15/42	55,000	45,098
3.80%, 3/1/45	60,000	45,986
4.70%, 5/15/46(a)	133,000	114,353
4.09%, 9/15/52	148,000	111,431
4.15%, 6/15/53	100,000	75,865
5.70%, 11/15/54(a)	103,000	99,181
5.20%, 2/15/55(a)	82,000	73,561
4.30%, 6/15/62	249,000	185,929
5.90%, 11/15/63	49,000	48,095
5.20%, 2/15/64(a)	89,000	78,180
Loews Corp.
3.20%, 5/15/30	10,000	9,413
4.13%, 5/15/43	159,000	128,065
Lowe’s Cos., Inc.
3.10%, 5/3/27	18,000	17,857
3.65%, 4/5/29	85,000	82,646
4.50%, 4/15/30	85,000	83,847
1.70%, 10/15/30	50,000	43,883
2.63%, 4/1/31(a)	481,000	434,062
3.75%, 4/1/32	58,000	54,010
4.65%, 4/15/42	66,000	56,994
4.38%, 9/15/45	40,000	31,937
3.70%, 4/15/46(a)	140,000	100,676
Investments	Principal Amount	Value
4.05%, 5/3/47	$135,000	$101,306
5.13%, 4/15/50	95,000	81,632
3.00%, 10/15/50	205,000	123,291
3.50%, 4/1/51	45,000	29,772
4.25%, 4/1/52(a)	199,000	148,597
5.63%, 4/15/53(a)	160,000	147,160
5.75%, 7/1/53	32,000	29,910
4.45%, 4/1/62	247,000	181,397
5.80%, 9/15/62	39,000	35,975
5.85%, 4/1/63	63,000	58,648
LPL Holdings, Inc.
5.70%, 5/20/27	115,000	115,878
6.75%, 11/17/28	57,000	59,019
4.00%, 3/15/29(e)	55,000	53,413
4.38%, 5/15/31(e)	110,000	104,634
6.00%, 5/20/34	35,000	35,335
5.75%, 6/15/35(a)	152,000	149,702
Lumen Technologies, Inc. 7.65%, 3/15/42, Series U	22,000	20,065
LXP Industrial Trust
6.75%, 11/15/28	5,000	5,155
2.70%, 9/15/30	28,000	25,351
2.38%, 10/1/31(a)	28,000	24,475
LYB International Finance III LLC
4.20%, 10/15/49	447,000	318,490
4.20%, 5/1/50	161,000	114,558
LyondellBasell Industries NV 4.63%, 2/26/55(a)	130,000	96,840
M&T Bank Corp. 5.05%, 1/27/34, (5.053% fixed rate until 1/27/33; Secured Overnight Financing Rate + 1.85% thereafter)(c)	260,000	252,929
M/I Homes, Inc.
4.95%, 2/1/28	36,000	35,871
3.95%, 2/15/30	12,000	11,475
Macy’s Retail Holdings LLC
5.88%, 3/15/30(e)	19,000	18,988
6.13%, 3/15/32(e)	10,000	10,017
6.70%, 7/15/34(e)	7,000	6,816
4.50%, 12/15/34	30,000	26,691
6.38%, 3/15/37	54,000	50,013
5.13%, 1/15/42	10,000	8,093
Madison IAQ LLC 4.13%, 6/30/28(e)	43,000	42,410
Marathon Petroleum Corp.
6.50%, 3/1/41	200,000	209,481
4.75%, 9/15/44	42,000	35,613
4.50%, 4/1/48	14,000	11,051
Markel Group, Inc.
3.35%, 9/17/29	223,000	212,673
5.00%, 4/5/46	45,000	38,980
5.00%, 5/20/49	72,000	60,931

See Notes to Financial Statements.

122    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
4.15%, 9/17/50	$28,000	$20,573
3.45%, 5/7/52	55,000	35,360
6.00%, 5/16/54	42,000	39,958
Marriott International, Inc.
4.63%, 6/15/30, Series FF	727,000	717,252
5.30%, 5/15/34	89,000	88,036
5.50%, 4/15/37(a)	184,000	180,612
5.10%, 5/1/38(a)	144,000	135,032
Marriott Ownership Resorts, Inc.
4.75%, 1/15/28(a)	26,000	25,842
4.50%, 6/15/29(e)	55,000	53,270
6.50%, 10/1/33(a)(e)	27,000	26,873
Mars, Inc.
4.55%, 4/20/28(e)	238,000	237,838
3.20%, 4/1/30(e)	30,000	28,323
4.65%, 4/20/31(e)	186,000	183,516
1.63%, 7/16/32(e)	30,000	24,898
4.75%, 4/20/33(e)	40,000	38,910
3.60%, 4/1/34(e)	30,000	26,734
2.38%, 7/16/40(e)	164,000	111,800
3.95%, 4/1/44(e)	231,000	180,627
3.95%, 4/1/49(e)	36,000	27,088
2.45%, 7/16/50(e)	323,000	178,476
4.20%, 4/1/59(e)	78,000	57,893
Marsh & McLennan Cos., Inc.
4.85%, 11/15/31	39,000	38,530
2.38%, 12/15/31	8,000	7,001
5.75%, 11/1/32	10,000	10,295
5.88%, 8/1/33	6,000	6,208
5.40%, 9/15/33	12,000	12,113
5.15%, 3/15/34	10,000	9,845
5.00%, 3/15/35(a)	132,000	127,298
4.75%, 3/15/39	58,000	52,925
5.35%, 11/15/44	48,000	44,475
4.35%, 1/30/47	42,000	33,543
4.20%, 3/1/48	78,000	60,507
4.90%, 3/15/49	215,000	182,553
2.90%, 12/15/51	34,000	20,232
6.25%, 11/1/52	39,000	39,535
5.45%, 3/15/53	39,000	35,465
5.70%, 9/15/53(a)	82,000	77,181
5.40%, 3/15/55(a)	153,000	137,694
Martin Marietta Materials, Inc.
3.45%, 6/1/27(a)	88,000	87,364
3.50%, 12/15/27	84,000	82,815
2.50%, 3/15/30, Series CB	35,000	32,175
2.40%, 7/15/31	138,000	121,704
4.25%, 12/15/47	199,000	153,905
3.20%, 7/15/51	80,000	50,236
Investments	Principal Amount	Value
Marvell Technology, Inc.
2.45%, 4/15/28	$142,000	$137,113
4.88%, 6/22/28	138,000	138,263
5.75%, 2/15/29(a)	149,000	151,785
2.95%, 4/15/31	67,000	60,756
5.95%, 9/15/33	36,000	36,953
Masco Corp. 3.13%, 2/15/51	27,000	16,766
Mass General Brigham, Inc.
3.77%, 7/1/48, Series 2017	73,000	54,033
3.19%, 7/1/49, Series 2020	69,000	45,424
4.12%, 7/1/55, Series 2015	6,000	4,533
3.34%, 7/1/60, Series 2020	13,000	8,087
Massachusetts Institute of Technology
3.96%, 7/1/38	81,000	72,565
5.60%, 7/1/2111	45,000	42,158
Massachusetts Mutual Life Insurance Co.
5.67%, 12/1/52(a)(e)	33,000	30,325
5.08%, 2/15/69, (5.077% fixed rate until 2/15/49; Secured Overnight Financing Rate + 3.191% thereafter)(c)(e)	213,000	182,707
Mastercard, Inc.
2.95%, 11/21/26	41,000	40,907
3.30%, 3/26/27	55,000	54,767
3.50%, 2/26/28	21,000	20,718
4.88%, 3/9/28	52,000	52,312
2.95%, 6/1/29	14,000	13,417
3.35%, 3/26/30	22,000	20,968
1.90%, 3/15/31(a)	12,000	10,580
2.00%, 11/18/31(a)	55,000	48,107
4.85%, 3/9/33(a)	15,000	14,865
4.88%, 5/9/34	85,000	83,701
3.80%, 11/21/46	141,000	107,290
3.95%, 2/26/48	86,000	65,399
3.65%, 6/1/49	65,000	46,681
3.85%, 3/26/50	98,000	72,836
2.95%, 3/15/51	46,000	28,507
Matador Resources Co.
6.50%, 4/15/32(e)	36,000	36,385
6.25%, 4/15/33(e)	30,000	30,017
Match Group Holdings II LLC
5.00%, 12/15/27(e)	18,000	17,973
4.63%, 6/1/28(e)	41,000	40,542
5.63%, 2/15/29(e)	38,000	37,997
4.13%, 8/1/30(e)	51,000	48,062
Mauser Packaging Solutions Holding Co. 9.25%, 4/15/30(e)	55,000	54,964
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/29(e)	29,000	28,712

See Notes to Financial Statements.

WisdomTree Trust    123

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Mayo Clinic
3.77%, 11/15/43, Series 2012-B	$6,000	$4,880
4.00%, 11/15/47, Series 2013	6,000	4,721
4.13%, 11/15/52, Series 2016(a)	7,000	5,433
3.20%, 11/15/61, Series 2021	50,000	30,202
MBIA, Inc. 5.70%, 12/1/34	13,000	13,181
McAfee Corp. 7.38%, 2/15/30(e)	80,000	72,643
McCormick & Co., Inc.
3.40%, 8/15/27	26,000	25,736
2.50%, 4/15/30(a)	94,000	86,306
1.85%, 2/15/31	36,000	31,447
4.95%, 4/15/33	36,000	35,234
4.20%, 8/15/47	148,000	113,539
McDonald’s Corp.
2.13%, 3/1/30	123,000	112,338
4.95%, 8/14/33(a)	168,000	167,118
4.88%, 12/9/45	664,000	575,828
3.63%, 9/1/49	589,000	410,154
McGraw-Hill Education, Inc. 5.75%, 8/1/28(e)	133,000	132,715
McKesson Corp.
3.95%, 2/16/28	16,000	15,864
4.90%, 7/15/28	19,000	19,094
5.10%, 7/15/33	25,000	24,960
McLaren Health Care Corp. 4.39%, 5/15/48, Series A	111,000	88,630
Medline Borrower LP
3.88%, 4/1/29(e)	278,000	269,210
5.25%, 10/1/29(e)	76,000	75,620
Medtronic Global Holdings SCA
4.25%, 3/30/28	66,000	65,723
4.50%, 3/30/33	20,000	19,286
Medtronic, Inc. 4.63%, 3/15/45(a)	135,000	116,955
Memorial Sloan-Kettering Cancer Center 5.00%, 7/1/42	39,000	36,109
Merck & Co., Inc.
3.90%, 3/7/39(a)	388,000	330,174
4.15%, 5/18/43	430,000	353,246
2.45%, 6/24/50	63,000	35,043
2.90%, 12/10/61	1,492,000	814,126
5.15%, 5/17/63	56,000	48,490
Meta Platforms, Inc.
4.45%, 8/15/52	123,000	88,145
5.60%, 5/15/53	191,000	160,429
4.65%, 8/15/62	3,154,000	2,197,955
MetLife, Inc.
5.70%, 6/15/35	687,000	698,873
4.88%, 11/13/43	45,000	39,895
4.05%, 3/1/45	175,000	137,330
Investments	Principal Amount	Value
4.60%, 5/13/46	$101,000	$84,464
5.00%, 7/15/52	176,000	151,425
5.25%, 1/15/54	42,000	37,449
MGM Resorts International
4.63%, 9/1/26	17,000	17,000
5.50%, 4/15/27	38,000	38,115
4.75%, 10/15/28(a)	43,000	42,722
Micron Technology, Inc.
2.70%, 4/15/32	152,000	134,127
3.48%, 11/1/51	339,000	227,155
Microsoft Corp.
5.20%, 6/1/39	23,000	22,950
2.68%, 6/1/60(a)	2,024,000	1,053,552
Mid-America Apartments LP 1.70%, 2/15/31	137,000	118,858
MidAmerican Energy Co.
3.65%, 4/15/29	47,000	45,779
6.75%, 12/30/31	8,000	8,646
5.35%, 1/15/34	7,000	7,057
4.40%, 10/15/44	68,000	56,122
3.65%, 8/1/48	102,000	72,857
3.15%, 4/15/50(a)	117,000	75,063
2.70%, 8/1/52	444,000	257,466
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/28(e)	25,000	24,749
Midcap Financial Issuer Trust 6.50%, 5/1/28(e)	211,000	211,603
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/29(e)	31,000	30,329
Mississippi Power Co. 3.10%, 7/30/51, Series B	636,000	394,167
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/32(a)(e)	29,000	28,777
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 2/1/30(a)(e)	20,000	18,882
Mobius Merger Sub, Inc. 9.00%, 6/1/30(e)	2,000	1,467
Mohawk Industries, Inc.
5.85%, 9/18/28	37,000	37,732
3.63%, 5/15/30	35,000	33,328
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 8.25%, 4/15/30(e)	51,000	53,256
Molina Healthcare, Inc.
4.38%, 6/15/28(e)	83,000	81,713
3.88%, 11/15/30(e)	41,000	38,068
3.88%, 5/15/32(e)	31,000	28,023
Molson Coors Beverage Co. 4.20%, 7/15/46	253,000	193,835
See Notes to Financial Statements.

124    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Mondelez International, Inc.
2.63%, 3/17/27	$15,000	$14,864
4.13%, 5/7/28	30,000	29,724
4.75%, 2/20/29	35,000	35,003
2.75%, 4/13/30	55,000	51,045
1.50%, 2/4/31(a)	80,000	69,107
3.00%, 3/17/32	55,000	49,470
1.88%, 10/15/32(a)	45,000	37,995
2.63%, 9/4/50(a)	100,000	57,763
Monongahela Power Co. 5.40%, 12/15/43(e)	115,000	106,340
Montefiore Obligated Group 5.25%, 11/1/48, Series 18-C	89,000	70,185
Moody’s Corp.
2.00%, 8/19/31	4,000	3,490
3.75%, 2/25/52(a)	107,000	74,400
3.10%, 11/29/61	230,000	130,834
Morgan Stanley
3.95%, 4/23/27	433,000	431,921
4.21%, 4/20/28, (4.21% fixed rate until 4/20/27; Secured Overnight Financing Rate + 1.61% thereafter)(c)	261,000	260,379
3.59%, 7/22/28(c)	86,000	85,146
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(c)	882,000	870,994
5.16%, 4/20/29, (5.164% fixed rate until 4/20/28; Secured Overnight Financing Rate + 1.59% thereafter)(c)	374,000	376,382
5.17%, 1/16/30, (5.173% fixed rate until 1/16/29; Secured Overnight Financing Rate + 1.45% thereafter)(c)	46,000	46,215
2.70%, 1/22/31, (2.699% fixed rate until 1/22/30; Secured Overnight Financing Rate + 1.143% thereafter)(c)	159,000	147,015
4.89%, 7/20/33, (4.889% fixed rate until 7/20/32; Secured Overnight Financing Rate + 2.076% thereafter)(c)	426,000	416,431
5.47%, 1/18/35, (5.466% fixed rate until 1/18/34; Secured Overnight Financing Rate + 1.73% thereafter)(c)	58,000	57,732
5.83%, 4/19/35, (5.831% fixed rate until 4/19/34; Secured Overnight Financing Rate + 1.58% thereafter)(c)	61,000	62,049
5.32%, 7/19/35, (5.32% fixed rate until 7/19/34; Secured Overnight Financing Rate + 1.555% thereafter)(c)	88,000	86,651
2.48%, 9/16/36, (2.484% fixed rate until 9/16/31; Secured Overnight Financing Rate + 1.36% thereafter)(c)	1,437,000	1,233,318
3.97%, 7/22/38(c)	158,000	134,198
5.94%, 2/7/39, (5.942% fixed rate until 2/7/34; 5-year Constant Maturity Treasury Rate + 1.80% thereafter)(c)	88,000	88,415
Investments	Principal Amount	Value
3.22%, 4/22/42, (3.217% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.485% thereafter)(c)	$16,000	$11,776
6.38%, 7/24/42	181,000	189,878
4.30%, 1/27/45	152,000	123,281
4.38%, 1/22/47	218,000	175,282
5.60%, 3/24/51, (5.597% fixed rate until 3/24/50; Secured Overnight Financing Rate + 4.84% thereafter)(c)	61,000	57,128
2.80%, 1/25/52, (2.802% fixed rate until 1/25/51; Secured Overnight Financing Rate + 1.43% thereafter)(a)(c)	1,101,000	647,658
5.52%, 11/19/55, (5.516% fixed rate until 11/19/54; Secured Overnight Financing Rate + 1.71% thereafter)(c)	197,000	180,563
Mosaic Co.
5.45%, 11/15/33(a)	36,000	35,679
4.88%, 11/15/41	31,000	27,182
5.63%, 11/15/43(a)	54,000	49,856
Motiva Enterprises LLC 6.85%, 1/15/40(e)	116,000	122,739
Motorola Solutions, Inc.
4.60%, 2/23/28	56,000	55,945
5.00%, 4/15/29	30,000	30,131
4.60%, 5/23/29(a)	55,000	54,619
2.30%, 11/15/30	65,000	58,106
2.75%, 5/24/31	60,000	53,964
5.60%, 6/1/32	120,000	121,891
5.40%, 4/15/34	80,000	79,248
5.50%, 9/1/44	137,000	126,875
Mount Sinai Hospital
3.98%, 7/1/48, Series 2017	29,000	22,404
3.74%, 7/1/49, Series 2019	55,000	36,484
3.39%, 7/1/50, Series 2020	63,000	38,851
MPH Acquisition Holdings LLC 5.75%, 12/31/30(a)(e)	8,463	7,262
MPLX LP
4.13%, 3/1/27	40,000	40,006
4.25%, 12/1/27	45,000	44,790
4.00%, 3/15/28	45,000	44,492
4.80%, 2/15/29	45,000	44,944
2.65%, 8/15/30	35,000	31,988
4.95%, 9/1/32	70,000	68,659
5.00%, 3/1/33	80,000	78,329
5.50%, 6/1/34	159,000	158,249
4.50%, 4/15/38	160,000	141,627
5.20%, 3/1/47	91,000	79,279
5.20%, 12/1/47	129,000	112,192
4.70%, 4/15/48	135,000	108,820
5.50%, 2/15/49	135,000	120,249
4.95%, 3/14/52	135,000	110,448
5.65%, 3/1/53	45,000	40,586
4.90%, 4/15/58(a)	450,000	358,502

See Notes to Financial Statements.

WisdomTree Trust    125

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 8/1/29	$70,000	$53,554
3.50%, 3/15/31	568,000	353,282
MSCI, Inc.
3.63%, 11/1/31(e)	160,000	145,797
5.25%, 9/1/35(a)	185,000	177,469
Murphy Oil Corp. 5.88%, 12/1/42	33,000	28,826
Murphy Oil USA, Inc.
4.75%, 9/15/29	90,000	88,610
3.75%, 2/15/31(e)	20,000	18,655
Mutual of Omaha Cos. Global Funding
5.35%, 4/9/27(e)	20,000	20,119
5.45%, 12/12/28(e)	64,000	64,752
Mylan, Inc.
5.40%, 11/29/43	34,000	29,004
5.20%, 4/15/48	36,000	29,145
Nabors Industries, Inc. 9.13%, 1/31/30(e)	100,000	104,968
Nasdaq, Inc.
5.35%, 6/28/28	49,000	49,557
1.65%, 1/15/31	9,000	7,836
5.55%, 2/15/34	128,000	129,378
3.25%, 4/28/50	69,000	44,493
3.95%, 3/7/52	37,000	26,692
5.95%, 8/15/53(a)	110,000	107,105
6.10%, 6/28/63(a)	43,000	41,906
National Grid USA 5.80%, 4/1/35(a)	556,000	568,470
National Life Insurance Co. 5.25%, 7/19/68, (5.25% fixed rate until 7/19/48; Secured Overnight Financing Rate + 3.314% thereafter)(c)(e)	20,000	15,774
National Rural Utilities Cooperative Finance Corp.
4.40%, 11/1/48	42,000	33,681
4.30%, 3/15/49(a)	134,000	106,686
Nationwide Financial Services, Inc.
6.75%, 5/15/37, Series JR	35,000	34,079
5.30%, 11/18/44, Series SR(e)	55,000	48,671
3.90%, 11/30/49(e)	93,000	66,356
Nationwide Mutual Insurance Co. 9.38%, 8/15/39(e)	30,000	37,681
Navient Corp.
4.88%, 3/15/28	147,000	145,325
7.88%, 6/15/32(a)	27,000	26,277
NBCUniversal Media LLC 4.45%, 1/15/43	105,000	92,157
NCL Corp. Ltd. 7.75%, 2/15/29(e)	25,000	26,024
NCL Finance Ltd. 6.13%, 3/15/28(e)	64,000	64,459
Investments	Principal Amount	Value
NCR Atleos Corp. 9.50%, 4/1/29(e)	$92,000	$97,436
NCR Voyix Corp.
5.00%, 10/1/28(e)	36,000	35,407
5.13%, 4/15/29(a)(e)	13,000	12,707
Neptune Bidco U.S., Inc. 9.29%, 4/15/29(e)	120,000	123,018
NESCO Holdings II, Inc. 5.50%, 4/15/29(e)	38,000	37,854
Nestle Holdings, Inc.
4.13%, 10/1/27(e)	71,000	70,806
1.25%, 9/15/30(e)	381,000	331,417
2.63%, 9/14/51(a)(e)	344,000	204,285
NetApp, Inc.
2.38%, 6/22/27	146,000	143,582
2.70%, 6/22/30	63,000	57,673
Netflix, Inc.
4.88%, 4/15/28	178,000	179,026
6.38%, 5/15/29	48,000	50,094
5.38%, 11/15/29(e)	46,000	46,776
4.88%, 6/15/30(e)	150,000	149,702
4.90%, 8/15/34(a)	71,000	69,572
5.40%, 8/15/54	47,000	43,312
Nevada Power Co.
3.70%, 5/1/29, Series CC	27,000	26,281
2.40%, 5/1/30, Series DD	22,000	20,129
6.75%, 7/1/37, Series R	23,000	24,833
3.13%, 8/1/50, Series EE(a)	61,000	38,698
6.25%, 5/15/55, (6.25% fixed rate until 5/15/30; 5-year Constant Maturity Treasury Rate + 1.936% thereafter)(c)	7,000	6,988
New England Power Co. 2.81%, 10/6/50(e)	120,000	69,793
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/28(e)	40,000	39,850
New York & Presbyterian Hospital
2.26%, 8/1/40	6,000	4,074
4.06%, 8/1/56	26,000	19,453
2.61%, 8/1/60	6,000	3,130
3.95%, 8/1/2119, Series 2019	37,000	24,119
New York Life Global Funding
5.45%, 9/18/26(e)	40,000	40,034
4.90%, 4/2/27(e)	25,000	25,093
3.25%, 4/7/27(e)	20,000	19,891
4.85%, 1/9/28(e)	41,000	41,125
3.00%, 1/10/28(e)	30,000	29,370
4.90%, 6/13/28(a)(e)	30,000	30,110
4.70%, 1/29/29(e)	13,000	12,972
1.20%, 8/7/30(e)	8,000	6,943
1.85%, 8/1/31(e)	34,000	29,338
4.55%, 1/28/33(e)	40,000	38,461
5.00%, 1/9/34(e)	45,000	44,014

See Notes to Financial Statements.

126    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
New York Life Insurance Co.
5.88%, 5/15/33(e)	$52,000	$53,058
6.75%, 11/15/39(e)	40,000	43,134
3.75%, 5/15/50(e)	50,000	35,194
4.45%, 5/15/69(e)	75,000	54,793
Newell Brands, Inc.
6.63%, 9/15/29	49,000	50,029
6.38%, 5/15/30(a)	511,000	518,685
6.63%, 5/15/32(a)	89,000	91,093
7.38%, 4/1/36	15,000	15,124
7.50%, 4/1/46	514,000	479,655
Newfold Digital Holdings Group, Inc. 11.75%, 4/30/29(e)	44,600	25,162
Newmark Group, Inc. 7.50%, 1/12/29	92,000	96,113
Newmont Corp./Newcrest Finance Pty Ltd. 4.20%, 5/13/50	170,000	132,156
News Corp.
3.88%, 5/15/29(e)	53,000	51,233
5.13%, 2/15/32(e)	49,000	47,689
NextEra Energy Capital Holdings, Inc.
3.00%, 1/15/52	117,000	68,836
5.25%, 2/28/53	42,000	36,225
5.55%, 3/15/54	562,000	503,381
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 2/15/29(e)	49,000	50,609
8.38%, 2/15/32(e)	53,000	55,580
NGPL PipeCo LLC
3.25%, 7/15/31(e)	43,000	39,182
7.77%, 12/15/37(e)	67,000	75,664
Niagara Mohawk Power Corp. 5.78%, 9/16/52(e)	135,000	125,965
NIKE, Inc.
3.25%, 3/27/40(a)	118,000	91,006
3.63%, 5/1/43	91,000	69,376
3.38%, 3/27/50	159,000	106,910
NiSource, Inc.
3.49%, 5/15/27	60,000	59,620
5.25%, 3/30/28	40,000	40,339
2.95%, 9/1/29	67,000	63,376
3.60%, 5/1/30	71,000	67,767
1.70%, 2/15/31	55,000	47,609
5.40%, 6/30/33(a)	80,000	80,432
5.35%, 4/1/34	109,000	108,531
5.95%, 6/15/41	30,000	29,727
4.80%, 2/15/44	166,000	142,818
5.65%, 2/1/45	45,000	42,381
4.38%, 5/15/47	170,000	134,040
3.95%, 3/30/48	90,000	65,947
5.00%, 6/15/52	30,000	25,306
Investments	Principal Amount	Value
6.38%, 3/31/55, (6.375% fixed rate until 3/31/35; 5-year Constant Maturity Treasury Rate + 2.527% thereafter)(c)	$86,000	$86,710
5.85%, 4/1/55(a)	68,000	64,011
NNN REIT, Inc.
3.10%, 4/15/50	155,000	97,262
3.50%, 4/15/51	144,000	96,998
3.00%, 4/15/52	41,000	24,762
Noble Finance II LLC 8.00%, 4/15/30(e)	21,000	21,724
Nordson Corp.
5.60%, 9/15/28	21,000	21,311
5.80%, 9/15/33(a)	35,000	35,735
Nordstrom, Inc. 5.00%, 1/15/44	81,000	57,768
Norfolk Southern Corp.
7.80%, 5/15/27	20,000	20,485
3.15%, 6/1/27	31,000	30,710
3.80%, 8/1/28	35,000	34,492
2.55%, 11/1/29	30,000	28,050
5.05%, 8/1/30	111,000	111,695
2.30%, 5/15/31	35,000	31,092
3.00%, 3/15/32	45,000	40,731
4.45%, 3/1/33	36,000	34,737
5.55%, 3/15/34	30,000	30,690
4.45%, 6/15/45	57,000	47,176
4.65%, 1/15/46	57,000	48,057
3.94%, 11/1/47	90,000	67,667
4.15%, 2/28/48	65,000	50,417
4.10%, 5/15/49	35,000	26,636
3.40%, 11/1/49	35,000	23,568
3.05%, 5/15/50	70,000	43,773
2.90%, 8/25/51	81,000	48,475
4.05%, 8/15/52	70,000	51,719
3.70%, 3/15/53	35,000	24,109
4.55%, 6/1/53	70,000	55,964
5.35%, 8/1/54(a)	104,000	94,003
3.16%, 5/15/55	70,000	42,727
5.95%, 3/15/64	71,000	69,073
5.10%, 8/1/2118	49,000	41,680
4.10%, 5/15/2121	55,000	36,504
Northern Natural Gas Co. 4.30%, 1/15/49(e)	462,000	356,370
Northern Oil & Gas, Inc. 8.75%, 6/15/31(e)	20,000	20,839
Northern States Power Co.
6.25%, 6/1/36	20,000	21,142
3.40%, 8/15/42	24,000	17,956
3.60%, 9/15/47	29,000	20,886
2.90%, 3/1/50	93,000	58,478
2.60%, 6/1/51	781,000	453,876
3.20%, 4/1/52	28,000	18,410
4.50%, 6/1/52	33,000	26,396

See Notes to Financial Statements.

WisdomTree Trust    127

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Northern Trust Corp.
3.15%, 5/3/29	$122,000	$117,411
1.95%, 5/1/30	34,000	30,707
3.38%, 5/8/32, (3.375% fixed rate until 5/8/27; Secured Overnight Financing Rate + 1.131% thereafter)(c)	226,000	223,475
6.13%, 11/2/32	21,000	22,043
Northrop Grumman Corp.
3.20%, 2/1/27(a)	46,000	45,811
4.60%, 2/1/29	128,000	127,630
4.40%, 5/1/30	55,000	54,159
4.90%, 6/1/34(a)	75,000	73,221
5.15%, 5/1/40(a)	45,000	42,737
5.05%, 11/15/40	40,000	37,391
4.75%, 6/1/43	116,000	102,215
3.85%, 4/15/45	105,000	80,130
4.03%, 10/15/47	154,000	117,540
5.25%, 5/1/50(a)	132,000	118,945
4.95%, 3/15/53(a)	169,000	144,906
5.20%, 6/1/54(a)	105,000	93,493
Northwell Healthcare, Inc.
3.98%, 11/1/46(a)	39,000	29,850
4.26%, 11/1/47	110,000	86,747
3.81%, 11/1/49	29,000	20,636
Northwest Pipeline LLC 4.00%, 4/1/27	30,000	29,924
NorthWestern Corp. 4.18%, 11/15/44	24,000	19,236
Northwestern Mutual Life Insurance Co.
6.17%, 5/29/55(e)	24,000	23,680
3.63%, 9/30/59(e)	218,000	139,455
Northwestern University
4.64%, 12/1/44	26,000	23,908
2.64%, 12/1/50, Series 2020	25,000	15,011
3.66%, 12/1/57, Series 2017	6,000	4,215
NOV, Inc.
3.60%, 12/1/29	53,000	50,863
3.95%, 12/1/42	136,000	103,851
Novant Health, Inc.
3.17%, 11/1/51	38,000	23,984
3.32%, 11/1/61	22,000	13,226
Novartis Capital Corp.
2.00%, 2/14/27	100,000	99,044
2.75%, 8/14/50	685,000	413,432
Novelis Corp.
4.75%, 1/30/30(e)	104,000	100,544
3.88%, 8/15/31(a)(e)	23,000	21,066
NRG Energy, Inc.
2.45%, 12/2/27(e)	36,000	34,969
5.75%, 1/15/28	33,000	33,035
3.38%, 2/15/29(e)	20,000	19,068
Investments	Principal Amount	Value
4.45%, 6/15/29(e)	$194,000	$189,987
5.25%, 6/15/29(e)	42,000	41,706
5.75%, 7/15/29(e)	44,000	43,956
3.63%, 2/15/31(e)	41,000	37,815
3.88%, 2/15/32(e)	19,000	17,406
6.00%, 2/1/33(e)	37,000	36,837
7.00%, 3/15/33(e)	40,000	42,439
6.00%, 1/15/36(e)	137,000	133,318
NSTAR Electric Co.
1.95%, 8/15/31	33,000	28,600
3.10%, 6/1/51	130,000	82,188
Nucor Corp.
5.20%, 8/1/43	15,000	14,097
4.40%, 5/1/48	122,000	100,211
3.85%, 4/1/52	44,000	32,054
2.98%, 12/15/55	81,000	48,180
NuStar Logistics LP
5.63%, 4/28/27	23,000	23,097
6.38%, 10/1/30	25,000	25,639
Nuveen LLC 4.00%, 11/1/28(e)	40,000	39,401
NVIDIA Corp.
3.20%, 9/16/26	21,000	20,995
1.55%, 6/15/28	29,000	27,556
2.85%, 4/1/30	31,000	28,993
2.00%, 6/15/31	39,000	34,219
3.50%, 4/1/40(a)	21,000	16,594
3.50%, 4/1/50(a)	62,000	41,724
3.70%, 4/1/60(a)	522,000	344,709
NYU Langone Hospitals
4.78%, 7/1/44	153,000	134,494
3.38%, 7/1/55, Series 2020(a)	167,000	108,363
Occidental Petroleum Corp.
7.88%, 9/15/31	200,000	222,988
6.45%, 9/15/36	198,000	209,096
4.20%, 3/15/48	53,000	41,183
6.05%, 10/1/54(a)	310,000	303,958
Oglethorpe Power Corp.
5.95%, 11/1/39	273,000	275,286
5.38%, 11/1/40	89,000	84,719
5.05%, 10/1/48	89,000	76,471
3.75%, 8/1/50	62,000	42,807
5.25%, 9/1/50	43,000	37,718
Ohio Edison Co.
5.50%, 1/15/33(e)	87,000	87,738
6.88%, 7/15/36	32,000	35,007
Ohio Power Co. 2.90%, 10/1/51, Series R	56,000	32,689
OI European Group BV 4.75%, 2/15/30(e)	66,000	59,833

See Notes to Financial Statements.

128    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Oklahoma Gas & Electric Co.
3.30%, 3/15/30	$6,000	$5,672
3.25%, 4/1/30	18,000	16,984
5.40%, 1/15/33	114,000	115,237
4.15%, 4/1/47	105,000	81,499
3.85%, 8/15/47	40,000	29,595
5.60%, 4/1/53	49,000	45,738
Old Republic International Corp.
5.75%, 3/28/34	109,000	109,372
3.85%, 6/11/51	87,000	59,728
Omega Healthcare Investors, Inc.
4.75%, 1/15/28	130,000	129,676
3.63%, 10/1/29	47,000	44,891
3.38%, 2/1/31	58,000	53,312
3.25%, 4/15/33	34,000	29,556
Omnicom Group, Inc.
4.75%, 3/30/30(a)	144,000	142,516
2.45%, 4/30/30	43,000	39,241
2.40%, 3/1/31	36,000	32,048
5.38%, 6/15/33	21,000	20,601
5.30%, 11/1/34(a)	17,000	16,559
3.38%, 3/1/41	34,000	24,644
5.40%, 10/1/48	61,000	52,714
ON Semiconductor Corp. 3.88%, 9/1/28(e)	29,000	28,308
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28	50,000	48,968
5.75%, 3/15/29	1,000	1,022
2.75%, 5/15/30	5,000	4,634
7.00%, 5/1/32	10,000	10,937
4.15%, 6/1/32	10,000	9,513
4.55%, 9/15/32	15,000	14,526
7.25%, 1/15/33	67,000	74,328
5.65%, 11/15/33	15,000	15,319
5.25%, 9/30/40	60,000	56,447
4.55%, 12/1/41	20,000	17,246
5.30%, 6/1/42	15,000	14,015
3.75%, 4/1/45	25,000	18,673
3.80%, 9/30/47	15,000	11,013
4.10%, 11/15/48	68,000	51,533
3.80%, 6/1/49	20,000	14,320
3.10%, 9/15/49	203,000	127,560
3.70%, 5/15/50	56,000	39,192
2.70%, 11/15/51	266,000	149,876
4.60%, 6/1/52	15,000	11,996
4.95%, 9/15/52	111,000	94,073
ONE Gas, Inc.
2.00%, 5/15/30	88,000	79,349
4.25%, 9/1/32	6,000	5,767
4.66%, 2/1/44	45,000	38,690
4.50%, 11/1/48	20,000	16,307
Investments	Principal Amount	Value
OneAmerica Financial Partners, Inc. 4.25%, 10/15/50(e)	$16,000	$11,483
OneMain Finance Corp.
3.50%, 1/15/27	30,000	29,828
6.63%, 1/15/28	30,000	30,311
3.88%, 9/15/28	24,000	23,287
6.63%, 5/15/29	36,000	36,557
5.38%, 11/15/29	30,000	29,581
4.00%, 9/15/30	74,000	68,385
7.50%, 5/15/31	542,000	557,035
7.13%, 11/15/31	19,000	19,295
6.75%, 9/15/33	84,000	82,858
ONEOK Partners LP
6.85%, 10/15/37	53,000	57,089
6.20%, 9/15/43	362,000	361,219
ONEOK, Inc.
4.25%, 9/24/27(a)	83,000	82,783
5.63%, 1/15/28(e)	20,000	20,147
4.55%, 7/15/28	142,000	141,455
4.35%, 3/15/29	2,000	1,974
5.38%, 6/1/29	35,000	35,347
3.40%, 9/1/29	60,000	57,468
6.50%, 9/1/30(e)	52,000	54,166
4.75%, 10/15/31	90,000	88,116
6.05%, 9/1/33	151,000	155,792
5.65%, 9/1/34	117,000	117,480
5.05%, 11/1/34	206,000	198,819
5.15%, 10/15/43	27,000	23,908
5.60%, 4/1/44	30,000	27,617
5.05%, 4/1/45	117,000	100,631
5.45%, 6/1/47	45,000	40,430
4.20%, 10/3/47	133,000	99,735
5.20%, 7/15/48	100,000	85,993
4.85%, 2/1/49	44,000	36,178
6.63%, 9/1/53(a)	198,000	202,962
5.70%, 11/1/54	67,000	60,996
5.85%, 11/1/64	257,000	232,177
Option Care Health, Inc. 4.38%, 10/31/29(e)	20,000	19,394
Oracle Corp.
6.15%, 11/9/29	166,000	168,396
2.95%, 4/1/30	1,260,000	1,141,686
4.45%, 9/26/30	75,000	71,012
4.70%, 9/27/34	126,000	111,124
3.90%, 5/15/35	379,000	309,689
3.85%, 7/15/36	126,000	100,077
6.50%, 4/15/38	151,000	145,903
6.13%, 7/8/39	164,000	149,878
5.38%, 7/15/40	607,000	504,304
4.50%, 7/8/44(a)	575,000	405,329
4.13%, 5/15/45	629,000	415,145

See Notes to Financial Statements.

WisdomTree Trust    129

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
5.88%, 9/26/45	$22,000	$18,183
4.00%, 7/15/46	19,000	12,174
5.38%, 9/27/54	14,000	10,249
4.38%, 5/15/55	32,000	20,167
6.00%, 8/3/55	13,000	10,464
3.85%, 4/1/60(a)	1,654,000	929,224
4.10%, 3/25/61	3,170,000	1,854,831
5.50%, 9/27/64	12,000	8,643
6.13%, 8/3/65(a)	27,000	21,369
6.10%, 9/26/65	38,000	29,952
O’Reilly Automotive, Inc.
5.75%, 11/20/26	46,000	46,083
3.60%, 9/1/27	6,000	5,947
4.35%, 6/1/28	42,000	41,722
3.90%, 6/1/29(a)	112,000	109,364
4.20%, 4/1/30	4,000	3,893
1.75%, 3/15/31	334,000	289,256
4.70%, 6/15/32(a)	100,000	97,777
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.13%, 4/30/31(e)	216,000	215,970
Orlando Health Obligated Group
4.09%, 10/1/48	106,000	82,295
3.33%, 10/1/50	34,000	22,974
Otis Worldwide Corp.
2.29%, 4/5/27(a)	31,000	30,653
5.25%, 8/16/28	46,000	46,441
2.57%, 2/15/30	106,000	97,919
3.11%, 2/15/40	68,000	50,810
3.36%, 2/15/50	68,000	45,631
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 1/15/29(e)	20,000	19,502
4.63%, 3/15/30(e)	41,000	39,771
7.38%, 2/15/31(e)	23,000	23,895
Ovintiv, Inc.
8.13%, 9/15/30	20,000	22,027
7.20%, 11/1/31	104,000	112,468
6.25%, 7/15/33(a)	90,000	94,033
6.50%, 8/15/34	18,000	18,994
6.63%, 8/15/37	40,000	42,372
6.50%, 2/1/38	40,000	41,779
Owens Corning
5.50%, 6/15/27	30,000	30,241
3.95%, 8/15/29	88,000	85,811
3.50%, 2/15/30	25,000	23,813
3.88%, 6/1/30	21,000	20,173
5.70%, 6/15/34(a)	50,000	50,669
4.30%, 7/15/47	54,000	42,311
4.40%, 1/30/48	36,000	28,590
5.95%, 6/15/54(a)	52,000	50,419
Investments	Principal Amount	Value
Owens-Brockway Glass Container, Inc. 7.25%, 5/15/31(a)(e)	$47,000	$43,630
P&L Development LLC/PLD Finance Corp. 12.00%, 5/15/29, PIK(e)	47,774	44,837
PACCAR Financial Corp.
4.95%, 8/10/28	3,000	3,020
4.60%, 1/31/29	65,000	65,008
5.00%, 3/22/34	48,000	47,505
Pacific Gas & Electric Co.
3.30%, 3/15/27	25,000	24,824
2.10%, 8/1/27	51,000	49,807
3.00%, 6/15/28	40,000	38,745
3.75%, 7/1/28	66,000	64,628
6.10%, 1/15/29	153,000	156,592
4.20%, 3/1/29	36,000	35,316
4.55%, 7/1/30	178,000	173,628
2.50%, 2/1/31	139,000	123,924
4.40%, 3/1/32	207,000	197,330
5.90%, 6/15/32	42,000	42,883
6.15%, 1/15/33	52,000	53,474
6.40%, 6/15/33	80,000	82,971
6.95%, 3/15/34	56,000	60,273
5.80%, 5/15/34	189,000	189,755
4.50%, 7/1/40	176,000	146,143
3.30%, 8/1/40	90,000	65,755
4.20%, 6/1/41	43,000	34,086
4.45%, 4/15/42	36,000	29,101
3.75%, 8/15/42	32,000	23,553
4.60%, 6/15/43	89,000	72,271
4.25%, 3/15/46	93,000	70,401
4.00%, 12/1/46	108,000	78,144
4.95%, 7/1/50	270,000	215,358
3.50%, 8/1/50	833,000	531,373
5.25%, 3/1/52	68,000	57,202
6.75%, 1/15/53	140,000	140,439
6.70%, 4/1/53	78,000	79,009
Pacific Life Global Funding II
1.45%, 1/20/28(e)	25,000	23,930
4.90%, 4/4/28(a)(e)	94,000	94,221
5.50%, 7/18/28(e)	31,000	31,427
1.60%, 9/21/28(e)	10,000	9,377
4.90%, 1/11/29(e)	26,000	26,035
2.45%, 1/11/32(e)	2,000	1,756
Pacific Life Insurance Co.
9.25%, 6/15/39(a)(e)	74,000	95,644
4.30%, 10/24/67, (4.30% fixed rate until 10/24/47; Secured Overnight Financing Rate + 2.796% thereafter)(a)(c)(e)	75,000	57,004
Pacific LifeCorp
6.60%, 9/15/33(e)	25,000	26,502
5.13%, 1/30/43(e)	15,000	13,487
3.35%, 9/15/50(a)(e)	16,000	10,443

See Notes to Financial Statements.

130    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
PacifiCorp
3.50%, 6/15/29	$22,000	$21,161
2.70%, 9/15/30	21,000	19,144
5.30%, 2/15/31(a)	14,000	14,048
7.70%, 11/15/31	6,000	6,631
5.45%, 2/15/34	22,000	21,797
5.25%, 6/15/35	42,000	40,244
6.10%, 8/1/36	27,000	27,342
6.35%, 7/15/38	31,000	31,680
4.10%, 2/1/42	16,000	12,479
4.13%, 1/15/49	57,000	41,515
4.15%, 2/15/50	820,000	595,486
2.90%, 6/15/52	131,000	74,315
5.35%, 12/1/53	89,000	76,270
Packaging Corp. of America 3.00%, 12/15/29	312,000	294,297
Paramount Global
3.70%, 6/1/28	29,000	28,265
4.20%, 6/1/29	73,000	70,139
7.88%, 7/30/30	120,000	126,357
4.95%, 1/15/31	70,000	65,343
4.20%, 5/19/32	44,000	38,353
5.50%, 5/15/33	12,000	10,732
6.88%, 4/30/36(a)	79,000	73,501
5.90%, 10/15/40	14,000	10,470
4.85%, 7/1/42	79,000	52,435
4.38%, 3/15/43	130,000	82,232
5.85%, 9/1/43	113,000	82,429
5.25%, 4/1/44	38,000	25,322
4.90%, 8/15/44	50,000	32,185
4.60%, 1/15/45	6,000	3,737
6.38%, 3/30/62, (6.375% fixed rate until 3/30/27; 5-year Constant Maturity Treasury Rate + 3.999% thereafter)(a)(c)	124,000	101,771
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/1/28(e)	35,000	34,973
4.88%, 5/15/29(e)	505,000	495,659
7.00%, 2/1/30(e)	2,000	2,049
Park River Holdings, Inc. 8.75%, 12/31/30(e)	25,296	24,039
Parker-Hannifin Corp.
4.25%, 9/15/27	86,000	85,812
4.20%, 11/21/34	45,000	41,886
6.25%, 5/15/38, Series A	36,000	38,412
4.45%, 11/21/44	45,000	37,673
4.10%, 3/1/47	55,000	43,086
4.00%, 6/14/49	50,000	37,820
PartnerRe Finance B LLC 4.50%, 10/1/50, (4.50% fixed rate until 10/1/30; 5-year Constant Maturity Treasury Rate + 3.815% thereafter)(c)	7,000	6,657
Investments	Principal Amount	Value
Patterson-UTI Energy, Inc. 7.15%, 10/1/33	$58,000	$62,036
Paychex, Inc. 5.60%, 4/15/35(a)	193,000	191,696
PayPal Holdings, Inc.
2.65%, 10/1/26	59,000	58,925
3.90%, 6/1/27	123,000	122,499
2.85%, 10/1/29	82,000	77,279
2.30%, 6/1/30	19,000	17,346
4.40%, 6/1/32	27,000	25,908
5.15%, 6/1/34(a)	23,000	22,441
3.25%, 6/1/50	66,000	42,520
5.05%, 6/1/52	66,000	55,448
5.50%, 6/1/54	26,000	23,268
5.25%, 6/1/62(a)	33,000	28,218
Paysafe Finance PLC/Paysafe Holdings U.S. Corp. 4.00%, 6/15/29(a)(e)	209,000	181,442
PBF Holding Co. LLC/PBF Finance Corp. 7.88%, 9/15/30(a)(e)	50,000	51,838
PeaceHealth Obligated Group
4.79%, 11/15/48, Series 2018	110,000	93,056
3.22%, 11/15/50, Series 2020	12,000	7,816
PECO Energy Co.
4.90%, 6/15/33	12,000	11,843
5.95%, 10/1/36	82,000	84,764
4.15%, 10/1/44	20,000	15,971
3.70%, 9/15/47	21,000	15,186
3.90%, 3/1/48	42,000	31,219
3.00%, 9/15/49	21,000	13,155
2.80%, 6/15/50	23,000	13,666
3.05%, 3/15/51	200,000	123,908
2.85%, 9/15/51	24,000	14,154
4.60%, 5/15/52	23,000	18,513
4.38%, 8/15/52	28,000	21,729
Penn Entertainment, Inc.
5.63%, 1/15/27(a)(e)	16,000	16,040
4.13%, 7/1/29(a)(e)	16,000	15,346
Penn Mutual Life Insurance Co. 3.80%, 4/29/61(a)(e)	20,000	12,851
PennyMac Financial Services, Inc. 4.25%, 2/15/29(e)	136,000	129,918
Penske Automotive Group, Inc. 3.75%, 6/15/29	27,000	25,895
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40%, 11/15/26(e)	25,000	24,942
5.35%, 1/12/27(e)	21,000	21,054
4.20%, 4/1/27(e)	21,000	20,970
4.40%, 7/1/27(e)	31,000	30,980
5.88%, 11/15/27(e)	21,000	21,253
5.70%, 2/1/28(e)	31,000	31,355
5.55%, 5/1/28(e)	135,000	136,451
See Notes to Financial Statements.

WisdomTree Trust    131

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
6.05%, 8/1/28(e)	$56,000	$57,125
5.35%, 3/30/29(e)	32,000	32,243
3.35%, 11/1/29(e)	12,000	11,386
6.20%, 6/15/30(e)	60,000	61,978
Pentair Finance SARL 5.90%, 7/15/32	66,000	67,038
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 2/16/27	26,000	26,051
4.70%, 2/16/34	24,000	23,317
PepsiCo, Inc.
5.13%, 11/10/26	33,000	33,033
2.63%, 3/19/27	81,000	80,338
3.60%, 2/18/28	5,000	4,942
4.45%, 5/15/28(a)	30,000	29,998
7.00%, 3/1/29	34,000	36,013
2.75%, 3/19/30	95,000	88,878
1.63%, 5/1/30	31,000	27,779
1.40%, 2/25/31	15,000	12,951
1.95%, 10/21/31	25,000	21,733
3.90%, 7/18/32(a)	25,000	23,850
4.45%, 2/15/33	23,000	22,465
5.50%, 1/15/40	25,000	24,982
3.50%, 3/19/40	15,000	12,107
4.88%, 11/1/40	64,000	59,818
3.60%, 8/13/42	77,000	59,860
4.45%, 4/14/46	102,000	85,556
3.45%, 10/6/46	43,000	30,804
4.00%, 5/2/47	27,000	20,953
3.38%, 7/29/49	24,000	16,427
2.88%, 10/15/49	49,000	30,453
3.63%, 3/19/50	197,000	140,186
2.75%, 10/21/51	75,000	44,468
4.20%, 7/18/52	115,000	89,326
4.65%, 2/15/53	91,000	76,453
3.88%, 3/19/60	118,000	84,025
Performance Food Group, Inc. 4.25%, 8/1/29(e)	171,000	166,174
Perimeter Holdings LLC 6.25%, 1/15/34(e)	28,000	27,740
Permian Resources Operating LLC 5.88%, 7/1/29(e)	177,000	177,305
Perrigo Finance Unlimited Co. 6.13%, 9/30/32, Series USD(a)	100,000	98,117
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 5/19/43	16,000	14,643
5.30%, 5/19/53	362,000	324,393
5.34%, 5/19/63	339,000	296,469
Pfizer, Inc.
1.70%, 5/28/30(a)	27,000	24,104
1.75%, 8/18/31	27,000	23,290
4.00%, 12/15/36(a)	153,000	137,101
4.10%, 9/15/38(a)	46,000	40,394
Investments	Principal Amount	Value
3.90%, 3/15/39	$49,000	$41,543
7.20%, 3/15/39	170,000	193,189
2.55%, 5/28/40	66,000	46,397
5.60%, 9/15/40	33,000	32,761
4.30%, 6/15/43	66,000	54,833
4.40%, 5/15/44	65,000	54,723
4.13%, 12/15/46	82,000	64,555
4.20%, 9/15/48	65,000	50,628
4.00%, 3/15/49	141,000	106,232
2.70%, 5/28/50(a)	1,025,000	604,551
PG&E Corp.
5.00%, 7/1/28	53,000	52,226
5.25%, 7/1/30	41,000	39,929
PG&E Energy Recovery Funding LLC 1.46%, 7/15/31, Series A-1	948,511	874,201
PG&E Recovery Funding LLC
5.26%, 1/15/38, Series A-2	675,000	668,209
5.23%, 6/1/42, Series A-2	20,000	19,538
PG&E Wildfire Recovery Funding LLC
4.02%, 6/1/31, Series A-1	215,817	211,558
4.26%, 6/1/36, Series A-2	1,250,000	1,176,839
5.08%, 6/1/41, Series A-3	400,000	378,565
Philip Morris International, Inc.
5.25%, 9/7/28	97,000	98,070
5.13%, 2/15/30	165,000	166,076
2.10%, 5/1/30	124,000	112,357
5.38%, 2/15/33	501,000	505,767
4.88%, 4/30/35	37,000	35,633
4.88%, 11/15/43	240,000	211,351
4.25%, 11/10/44	146,000	118,418
Phillips 66
3.90%, 3/15/28	329,000	326,252
5.88%, 5/1/42(a)	569,000	565,903
4.90%, 10/1/46	21,000	17,996
3.30%, 3/15/52(a)	176,000	111,832
Phillips 66 Co. 5.88%, 3/15/56, Series A, (5.875% fixed rate until 3/15/31; 5-year Constant Maturity Treasury Rate + 2.283% thereafter)(c)	104,000	102,875
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	25,000	22,030
5.75%, 7/15/34	32,000	32,295
Piedmont Healthcare, Inc. 2.86%, 1/1/52	29,000	16,996
Piedmont Natural Gas Co., Inc.
3.64%, 11/1/46	31,000	21,910
3.35%, 6/1/50	104,000	67,923
5.05%, 5/15/52	39,000	33,739

See Notes to Financial Statements.

132    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Piedmont Operating Partnership LP
3.15%, 8/15/30	$57,000	$52,114
2.75%, 4/1/32	32,000	27,286
Pilgrim’s Pride Corp.
6.25%, 7/1/33	100,000	103,454
6.88%, 5/15/34(a)	82,000	87,837
Pioneer Natural Resources Co. 1.90%, 8/15/30	57,000	50,910
Pitney Bowes, Inc. 7.25%, 3/15/29(e)	26,000	26,241
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	71,000	68,085
3.80%, 9/15/30	54,000	51,497
5.70%, 9/15/34	67,000	67,186
6.65%, 1/15/37	54,000	57,138
5.15%, 6/1/42	45,000	40,497
4.30%, 1/31/43	32,000	25,715
4.70%, 6/15/44	62,000	52,023
4.90%, 2/15/45	194,000	167,267
Playtika Holding Corp. 4.25%, 3/15/29(e)	29,000	26,278
PNC Bank NA 3.10%, 10/25/27	470,000	462,953
PNC Financial Services Group, Inc.
2.31%, 4/23/32, (2.307% fixed rate until 4/23/31; Secured Overnight Financing Rate + 0.979% thereafter)(c)	333,000	294,043
6.04%, 10/28/33, (6.037% fixed rate until 10/28/32; Secured Overnight Financing Index + 2.14% thereafter)(c)	172,000	177,801
5.37%, 7/21/36, (5.373% fixed rate until 7/21/35; Secured Overnight Financing Rate + 1.417% thereafter)(c)	483,000	476,451
Polar Tankers, Inc. 5.95%, 5/10/37(e)	20,313	21,020
Post Holdings, Inc. 6.50%, 3/15/36(e)	84,000	81,443
Potomac Electric Power Co.
5.20%, 3/15/34	8,000	7,941
6.50%, 11/15/37	66,000	70,624
4.15%, 3/15/43	42,000	34,053
5.50%, 3/15/54	86,000	79,145
PPG Industries, Inc.
3.75%, 3/15/28	39,000	38,475
2.80%, 8/15/29	22,000	20,767
2.55%, 6/15/30	22,000	20,202
PPL Capital Funding, Inc. 5.25%, 9/1/34	68,000	66,888
PPL Electric Utilities Corp.
3.95%, 6/1/47	75,000	56,817
3.00%, 10/1/49	245,000	154,142
Investments	Principal Amount	Value
PRA Group, Inc.
8.38%, 2/1/28(e)	$28,000	$28,381
5.00%, 10/1/29(a)(e)	117,000	112,469
8.88%, 1/31/30(e)	28,000	29,081
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 9/1/29(e)	150,000	109,934
5.88%, 9/1/31(e)	126,000	84,555
President & Fellows of Harvard College
4.61%, 2/15/35	15,000	14,491
3.15%, 7/15/46	10,000	7,024
2.52%, 10/15/50	10,000	5,827
3.75%, 11/15/52	10,000	7,301
3.30%, 7/15/56	10,000	6,525
Prestige Brands, Inc. 3.75%, 4/1/31(e)	25,000	23,083
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.38%, 8/31/27(e)	187,000	183,651
Primerica, Inc. 2.80%, 11/19/31	42,000	37,362
Primo Water Holdings Inc/Triton Water Holdings, Inc.
6.25%, 4/1/29(e)	31,000	31,123
4.38%, 4/30/29(e)	31,000	30,391
Principal Financial Group, Inc.
3.10%, 11/15/26	24,000	23,950
3.70%, 5/15/29	22,000	21,318
2.13%, 6/15/30	126,000	113,366
6.05%, 10/15/36	100,000	102,687
4.63%, 9/15/42	86,000	74,240
4.35%, 5/15/43	15,000	12,350
5.50%, 3/15/53	9,000	8,235
Principal Life Global Funding II
1.50%, 11/17/26(e)	25,000	24,865
5.00%, 1/16/27(e)	20,000	20,056
5.10%, 1/25/29(e)	2,000	2,009
2.50%, 9/16/29(e)	4,000	3,725
1.63%, 11/19/30(e)	99,000	85,829
Private Export Funding Corp. 3.90%, 10/15/27, Series QQ(a)	684,000	679,631
Procter & Gamble Co.
2.80%, 3/25/27	77,000	76,463
3.60%, 3/25/50(a)	92,000	68,417
PROG Holdings, Inc. 6.00%, 11/15/29(e)	36,000	35,454
Progress Energy, Inc. 6.00%, 12/1/39	706,000	712,229
Progressive Corp.
2.50%, 3/15/27	17,000	16,847
4.00%, 3/1/29	41,000	40,342
6.63%, 3/1/29	27,000	28,192

See Notes to Financial Statements.

WisdomTree Trust    133

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
3.20%, 3/26/30	$10,000	$9,453
3.00%, 3/15/32	10,000	9,014
6.25%, 12/1/32	65,000	69,008
4.95%, 6/15/33(a)	73,000	72,391
4.35%, 4/25/44	23,000	18,952
3.70%, 1/26/45	26,000	19,559
4.13%, 4/15/47	116,000	90,364
4.20%, 3/15/48	79,000	62,087
3.95%, 3/26/50	60,000	44,621
Prologis LP
3.25%, 10/1/26	239,000	238,908
2.25%, 4/15/30	145,000	132,311
1.75%, 7/1/30(a)	480,000	427,497
4.38%, 9/15/48	76,000	61,021
3.00%, 4/15/50	35,000	21,938
2.13%, 10/15/50	179,000	91,811
Prologis Targeted U.S. Logistics Fund LP
5.25%, 4/1/29(e)	20,000	20,147
5.50%, 4/1/34(e)	20,000	19,929
5.25%, 1/15/35(e)	33,000	32,262
Prospect Capital Corp. 3.44%, 10/15/28(a)	22,000	20,651
Protective Life Corp.
4.30%, 9/30/28(e)	17,000	16,785
3.40%, 1/15/30(e)	29,000	27,355
Protective Life Global Funding 1.90%, 7/6/28(e)	219,000	207,817
Providence St. Joseph Health Obligated Group
3.74%, 10/1/47, Series I	1,000	728
3.93%, 10/1/48, Series A	151,000	113,807
2.70%, 10/1/51, Series 21A(a)	296,000	167,238
Prudential Financial, Inc.
3.88%, 3/27/28	29,000	28,700
2.10%, 3/10/30(a)	100,000	91,368
5.75%, 7/15/33, Series B	10,000	10,336
5.70%, 12/14/36, Series D	79,000	80,018
6.63%, 12/1/37, Series D	15,000	16,251
3.00%, 3/10/40(a)	20,000	14,899
6.63%, 6/21/40	15,000	16,260
4.60%, 5/15/44(a)	35,000	29,640
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; Secured Overnight Financing Rate + 2.38% thereafter)(a)(c)	223,000	220,652
3.91%, 12/7/47	58,000	42,869
4.42%, 3/27/48	46,000	36,596
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; Secured Overnight Financing Rate + 2.665% thereafter)(a)(c)	3,000	3,004
3.94%, 12/7/49	96,000	69,753
4.35%, 2/25/50	65,000	50,898
3.70%, 10/1/50, (3.70% fixed rate until 10/1/30; 5-year Constant Maturity Treasury Rate + 3.035% thereafter)(a)(c)	4,000	3,686
Investments	Principal Amount	Value
3.70%, 3/13/51(a)	$434,000	$302,073
5.13%, 3/1/52, (5.125% fixed rate until 2/28/32; 5-year Constant Maturity Treasury Rate + 3.162% thereafter)(c)	9,000	8,701
6.00%, 9/1/52, (6.00% fixed rate until 9/1/32; 5-year Constant Maturity Treasury Rate + 3.234% thereafter)(c)	85,000	85,483
6.75%, 3/1/53, (6.75% fixed rate until 3/1/33; 5-year Constant Maturity Treasury Rate + 2.848% thereafter)(a)(c)	37,000	38,503
6.50%, 3/15/54, (6.50% fixed rate until 3/15/34; 5-year Constant Maturity Treasury Rate + 2.404% thereafter)(c)	18,000	18,379
Public Service Co. of Colorado
3.70%, 6/15/28(a)	379,000	373,255
4.10%, 6/15/48	705,000	539,749
3.20%, 3/1/50, Series 34	54,000	34,652
2.70%, 1/15/51, Series 36	47,000	26,972
Public Service Co. of New Hampshire 2.20%, 6/15/31, Series V	832,000	732,500
Public Service Co. of Oklahoma 3.15%, 8/15/51, Series K	37,000	23,250
Public Service Electric & Gas Co.
3.00%, 5/15/27	30,000	29,742
3.70%, 5/1/28	62,000	61,153
3.65%, 9/1/28	86,000	84,381
3.20%, 5/15/29	10,000	9,638
2.45%, 1/15/30(a)	5,000	4,629
1.90%, 8/15/31	10,000	8,665
3.10%, 3/15/32	10,000	9,066
4.90%, 12/15/32	10,000	9,876
4.65%, 3/15/33	10,000	9,736
5.20%, 8/1/33	10,000	10,029
5.20%, 3/1/34	10,000	9,965
4.85%, 8/1/34	12,000	11,642
5.80%, 5/1/37, Series E	86,000	88,480
5.50%, 3/1/40	55,000	53,780
3.95%, 5/1/42	20,000	16,144
3.80%, 1/1/43	18,000	14,193
3.80%, 3/1/46	30,000	22,508
3.60%, 12/1/47	37,000	26,469
4.05%, 5/1/48	53,000	40,446
3.85%, 5/1/49	88,000	64,486
3.20%, 8/1/49	22,000	14,357
3.15%, 1/1/50	17,000	10,948
2.70%, 5/1/50	133,000	78,185
2.05%, 8/1/50	109,000	55,440
3.00%, 3/1/51(a)	83,000	51,675
5.13%, 3/15/53	22,000	19,418
5.45%, 8/1/53	34,000	31,339
5.45%, 3/1/54	46,000	42,438
5.30%, 8/1/54	100,000	90,210

See Notes to Financial Statements.

134    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Public Service Enterprise Group, Inc.
5.85%, 11/15/27	$45,000	$45,629
5.88%, 10/15/28	46,000	46,924
5.20%, 4/1/29	15,000	15,116
1.60%, 8/15/30(a)	40,000	35,056
2.45%, 11/15/31	55,000	48,238
6.13%, 10/15/33	30,000	31,123
5.45%, 4/1/34	94,000	93,804
Public Storage Operating Co.
1.50%, 11/9/26	280,000	278,668
5.35%, 8/1/53(a)	196,000	178,715
Puget Energy, Inc.
4.10%, 6/15/30	5,000	4,797
4.22%, 3/15/32(a)	88,000	83,380
Puget Sound Energy, Inc.
5.33%, 6/15/34(a)	8,000	8,004
6.27%, 3/15/37	16,000	16,964
5.76%, 10/1/39	95,000	95,018
5.80%, 3/15/40	146,000	144,986
5.64%, 4/15/41	16,000	15,613
4.30%, 5/20/45	23,000	18,460
4.22%, 6/15/48	89,000	69,184
3.25%, 9/15/49	24,000	15,655
2.89%, 9/15/51	50,000	29,901
5.45%, 6/1/53	22,000	20,144
PulteGroup, Inc. 7.88%, 6/15/32	122,000	137,714
PVH Corp. 5.50%, 6/13/30(a)	31,000	31,057
Qorvo, Inc. 4.38%, 10/15/29	79,000	75,987
QUALCOMM, Inc.
3.25%, 5/20/27	145,000	143,981
1.30%, 5/20/28	154,000	145,944
2.15%, 5/20/30	91,000	82,659
1.65%, 5/20/32	95,000	79,404
4.25%, 5/20/32(a)	10,000	9,670
5.40%, 5/20/33(a)	15,000	15,255
4.65%, 5/20/35	57,000	54,442
4.80%, 5/20/45	111,000	94,786
4.30%, 5/20/47	89,000	69,656
3.25%, 5/20/50	148,000	94,678
4.50%, 5/20/52	69,000	54,127
6.00%, 5/20/53(a)	78,000	76,157
Quanta Services, Inc.
4.75%, 8/9/27	37,000	37,099
2.90%, 10/1/30	135,000	124,007
2.35%, 1/15/32(a)	36,000	31,159
5.25%, 8/9/34	44,000	43,159
3.05%, 10/1/41	45,000	31,848
Investments	Principal Amount	Value
Quest Diagnostics, Inc.
2.95%, 6/30/30(a)	$115,000	$106,983
6.40%, 11/30/33(a)	63,000	67,040
5.00%, 12/15/34(a)	10,000	9,739
QVC Group, Inc. 10.00%, 8/15/32(e)	15,177	13,356
Radian Group, Inc. 6.20%, 5/15/29	64,000	65,780
Radiate Holdco LLC/Radiate Finance, Inc.
6.25%, 9/25/29, PIK(a)(e)	36,645	31,146
9.25%, 3/25/30, PIK(e)	0	1
Radiology Partners, Inc. 9.78%, 2/15/30, PIK(e)	34,109	33,615
Rand Parent LLC 8.50%, 2/15/30(e)	47,000	48,582
Range Resources Corp. 4.75%, 2/15/30(e)	20,000	19,571
Raymond James Financial, Inc.
4.95%, 7/15/46	78,000	67,681
3.75%, 4/1/51	141,000	98,085
Realty Income Corp.
2.10%, 3/15/28(a)	181,000	174,366
3.40%, 1/15/30	100,000	95,161
3.25%, 1/15/31	255,000	237,332
5.38%, 9/1/54(a)	92,000	85,252
Regal Rexnord Corp.
6.30%, 2/15/30	50,000	51,556
6.40%, 4/15/33(a)	252,000	261,918
Regency Centers LP 3.70%, 6/15/30	242,000	231,439
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/50	68,000	39,565
Regions Financial Corp.
1.80%, 8/12/28	169,000	159,669
7.38%, 12/10/37(a)	155,000	172,485
Reinsurance Group of America, Inc.
3.95%, 9/15/26	25,000	25,000
3.90%, 5/15/29	43,000	41,833
3.15%, 6/15/30	87,000	80,913
6.00%, 9/15/33	29,000	29,675
5.75%, 9/15/34(a)	71,000	71,247
6.65%, 9/15/55, (6.65% fixed rate until 9/15/35; 5-year Constant Maturity Treasury Rate + 2.392% thereafter)(a)(c)	99,000	98,760
Republic Services, Inc.
3.38%, 11/15/27	40,000	39,488
3.95%, 5/15/28	49,000	48,491
4.88%, 4/1/29	66,000	66,220

See Notes to Financial Statements.

WisdomTree Trust    135

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
5.00%, 11/15/29	$19,000	$19,121
2.30%, 3/1/30	58,000	53,191
1.45%, 2/15/31(a)	59,000	50,821
1.75%, 2/15/32	55,000	46,467
2.38%, 3/15/33(a)	50,000	42,703
5.00%, 12/15/33	45,000	44,654
5.20%, 11/15/34	32,000	31,890
6.20%, 3/1/40	35,000	36,841
5.70%, 5/15/41	35,000	35,123
3.05%, 3/1/50	22,000	14,096
Resideo Funding II LLC
4.00%, 9/1/29(a)(e)	12,000	11,453
6.50%, 7/15/32(a)(e)	24,000	23,779
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.63%, 4/16/29(d)	200,000	182,310
Revvity, Inc.
3.30%, 9/15/29	73,000	69,422
2.55%, 3/15/31	179,000	160,219
2.25%, 9/15/31	67,000	58,330
3.63%, 3/15/51	68,000	46,422
Reworld Holding Corp. 4.88%, 12/1/29(e)	31,000	29,883
Rexford Industrial Realty LP
5.00%, 6/15/28	18,000	18,041
2.13%, 12/1/30	28,000	24,633
2.15%, 9/1/31(a)	42,000	36,217
RGA Global Funding
2.00%, 11/30/26(e)	21,000	20,895
6.00%, 11/21/28(e)	79,000	80,709
2.70%, 1/18/29(e)	29,000	27,528
5.45%, 5/24/29(e)	154,000	156,084
5.50%, 1/11/31(e)	39,000	39,378
RHP Hotel Properties LP/RHP Finance Corp.
7.25%, 7/15/28(a)(e)	17,000	17,319
4.50%, 2/15/29(e)	25,000	24,612
6.50%, 4/1/32(e)	41,000	41,766
Rithm Capital Corp. 8.00%, 4/1/29(e)	44,000	44,678
RLJ Lodging Trust LP 4.00%, 9/15/29(e)	20,000	19,178
ROBLOX Corp. 3.88%, 5/1/30(e)	41,000	38,639
Roche Holdings, Inc.
4.79%, 3/8/29(e)	531,000	532,602
2.61%, 12/13/51(e)	345,000	199,056
Investments	Principal Amount	Value
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63%, 3/1/29(e)	$63,000	$60,732
4.00%, 10/15/33(a)(e)	168,000	150,583
Rocket Software, Inc.
9.00%, 11/28/28(e)	33,000	33,719
6.50%, 2/15/29(e)	47,000	46,141
Rockies Express Pipeline LLC
4.95%, 7/15/29(e)	23,000	22,774
4.80%, 5/15/30(e)	14,000	13,621
7.50%, 7/15/38(e)	10,000	10,520
6.88%, 4/15/40(e)	21,000	21,092
Rockwell Automation, Inc.
3.50%, 3/1/29	29,000	28,206
1.75%, 8/15/31	9,000	7,725
4.20%, 3/1/49	47,000	37,545
2.80%, 8/15/61	22,000	11,794
Roller Bearing Co. of America, Inc. 4.38%, 10/15/29(e)	33,000	32,285
Roper Technologies, Inc.
3.80%, 12/15/26	43,000	42,937
1.40%, 9/15/27	155,000	150,265
4.20%, 9/15/28	154,000	152,252
2.95%, 9/15/29(a)	50,000	47,239
4.50%, 10/15/29(a)	47,000	46,400
2.00%, 6/30/30(a)	43,000	38,323
1.75%, 2/15/31	137,000	118,145
4.75%, 2/15/32(a)	10,000	9,746
4.90%, 10/15/34	141,000	133,998
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	16,000	16,481
3.70%, 3/15/28	31,000	30,521
5.50%, 4/1/28(e)	60,000	60,461
5.63%, 9/30/31(e)	56,000	56,074
6.00%, 2/1/33(e)	81,000	81,461
5.38%, 1/15/36(a)	167,000	161,534
Royalty Pharma PLC
1.75%, 9/2/27	13,000	12,660
2.20%, 9/2/30	70,000	62,841
2.15%, 9/2/31	45,000	39,126
3.30%, 9/2/40	96,000	72,275
3.55%, 9/2/50(a)	171,000	114,544
3.35%, 9/2/51	213,000	136,240
RPM International, Inc.
4.55%, 3/1/29(a)	69,000	68,416
4.25%, 1/15/48	11,000	8,531
RR Donnelley & Sons Co. 10.88%, 8/1/29(e)	29,000	30,070

See Notes to Financial Statements.

136    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
RRD Parent, Inc. 13.00%, 2/4/30(e)(g)	$175,000	$194,862
RTX Corp.
2.25%, 7/1/30	207,000	187,998
6.13%, 7/15/38	644,000	674,337
4.45%, 11/16/38	1,153,000	1,040,629
4.50%, 6/1/42	169,000	146,337
4.63%, 11/16/48	380,000	315,933
Ryan Specialty LLC
4.38%, 2/1/30(e)	16,000	15,490
5.88%, 8/1/32(a)(e)	37,000	36,685
Ryder System, Inc.
1.75%, 9/1/26	18,000	18,000
2.90%, 12/1/26	24,000	23,918
2.85%, 3/1/27	27,000	26,800
5.30%, 3/15/27	21,000	21,081
4.30%, 6/15/27	29,000	28,963
5.65%, 3/1/28	97,000	98,289
5.25%, 6/1/28	40,000	40,327
6.30%, 12/1/28	24,000	24,746
5.38%, 3/15/29	45,000	45,577
5.50%, 6/1/29	32,000	32,509
6.60%, 12/1/33	43,000	46,023
S&P Global, Inc.
2.95%, 1/22/27	35,000	34,845
2.45%, 3/1/27	90,000	89,221
4.75%, 8/1/28	50,000	50,146
2.95%, 3/1/29	90,000	86,287
2.50%, 12/1/29	22,000	20,475
2.90%, 3/1/32	12,000	10,779
5.25%, 9/15/33	14,000	14,079
3.25%, 12/1/49	25,000	16,464
3.70%, 3/1/52	130,000	92,062
2.30%, 8/15/60	30,000	13,943
3.90%, 3/1/62	20,000	13,729
Sabal Trail Transmission LLC
4.68%, 5/1/38(e)	74,000	66,648
4.83%, 5/1/48(e)	16,000	13,300
Sabine Pass Liquefaction LLC
4.20%, 3/15/28(a)	94,000	93,385
4.50%, 5/15/30	187,000	183,901
5.90%, 9/15/37	36,815	37,896
Sabra Health Care LP
3.90%, 10/15/29	25,000	24,163
3.20%, 12/1/31	57,000	51,107
Sabre GLBL, Inc.
10.75%, 11/15/29(e)	85,000	84,170
10.75%, 3/15/30(e)	85,000	83,615
11.13%, 7/15/30(e)	90,000	88,658
Safehold GL Holdings LLC
2.85%, 1/15/32	35,000	30,853
6.10%, 4/1/34	10,000	10,268
Investments	Principal Amount	Value
Salesforce, Inc.
1.95%, 7/15/31	$30,000	$25,943
2.90%, 7/15/51(a)	160,000	90,386
3.05%, 7/15/61(a)	1,176,000	626,925
Sally Holdings LLC/Sally Capital, Inc. 6.75%, 4/1/32	25,000	25,608
Sammons Financial Group, Inc.
4.45%, 5/12/27(e)	80,000	79,750
3.35%, 4/16/31(e)	35,000	31,698
4.75%, 4/8/32(e)	33,000	31,100
6.88%, 4/15/34(a)(e)	31,000	31,959
San Diego Gas & Electric Co.
4.95%, 8/15/28	28,000	28,149
1.70%, 10/1/30, Series VVV	35,000	30,793
3.00%, 3/15/32, Series XXX(a)	14,000	12,501
6.00%, 6/1/39	33,000	33,522
4.50%, 8/15/40	71,000	61,741
3.75%, 6/1/47, Series RRR	26,000	18,956
4.10%, 6/15/49, Series TTT	85,000	63,644
3.32%, 4/15/50, Series UUU	62,000	40,051
2.95%, 8/15/51, Series WWW(a)	74,000	44,909
3.70%, 3/15/52	33,000	22,794
5.35%, 4/1/53	99,000	87,778
5.55%, 4/15/54	55,000	50,313
Sanofi SA 3.63%, 6/19/28	80,000	78,860
Santander Holdings USA, Inc.
6.50%, 3/9/29, (6.499% fixed rate until 3/9/28; Secured Overnight Financing Rate + 2.356% thereafter)(c)	222,000	226,776
6.17%, 1/9/30, (6.174% fixed rate until 1/9/29; Secured Overnight Financing Rate + 2.50% thereafter)(c)	72,000	73,601
7.66%, 11/9/31, (7.66% fixed rate until 11/9/30; Secured Overnight Financing Rate + 3.28% thereafter)(c)	79,000	85,448
6.34%, 5/31/35, (6.342% fixed rate until 5/31/34; Secured Overnight Financing Rate + 2.138% thereafter)(c)	83,000	85,757
SBA Communications Corp. 3.88%, 2/15/27	91,000	90,775
SBL Holdings, Inc.
5.00%, 2/18/31(e)	24,000	21,413
7.20%, 10/30/34(a)(e)	40,000	36,889
SC Johnson & Son, Inc. 4.80%, 9/1/40(e)	250,000	225,420
SCE Recovery Funding LLC 6.09%, 6/15/59, Series A-3	233,000	236,942
Schlumberger Holdings Corp. 2.65%, 6/26/30(a)(e)	134,000	123,697
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/30(e)	68,000	44,938
Scotts Miracle-Gro Co. 4.50%, 10/15/29(a)	143,000	140,636

See Notes to Financial Statements.

WisdomTree Trust    137

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Seagate Data Storage Technology Pte. Ltd.
4.09%, 6/1/29	$99,000	$96,139
4.13%, 1/15/31	74,000	69,951
9.63%, 12/1/32	58,000	63,804
5.75%, 12/1/34	188,000	187,038
Sealed Air Corp. 6.88%, 7/15/33(e)	19,000	18,612
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/29(e)	31,000	30,275
Securian Financial Group, Inc. 4.80%, 4/15/48(e)	73,000	59,932
Sekisui House U.S., Inc.
2.50%, 1/15/31	37,000	32,414
3.97%, 8/6/61(a)	195,000	122,847
Selective Insurance Group, Inc. 5.38%, 3/1/49	28,000	24,897
Sempra
3.70%, 4/1/29	29,000	28,143
5.50%, 8/1/33	79,000	79,480
3.80%, 2/1/38	96,000	79,008
6.00%, 10/15/39	66,000	65,712
4.00%, 2/1/48(a)	121,000	87,731
4.13%, 4/1/52, (4.125% fixed rate until 4/1/27; 5-year Constant Maturity Treasury Rate + 2.868% thereafter)(c)	57,000	56,615
6.40%, 10/1/54, (6.40% fixed rate until 10/1/34; 5-year Constant Maturity Treasury Rate + 2.632% thereafter)(a)(c)	18,000	17,832
6.88%, 10/1/54, (6.875% fixed rate until 10/1/29; 5-year Constant Maturity Treasury Rate + 2.789% thereafter)(a)(c)	4,000	4,075
6.55%, 4/1/55, (6.55% fixed rate until 4/1/35; 5-year Constant Maturity Treasury Rate + 2.138% thereafter)(c)	28,000	27,712
6.63%, 4/1/55, (6.625% fixed rate until 4/1/30; 5-year Constant Maturity Treasury Rate + 2.354% thereafter)(c)	29,000	29,102
Sensata Technologies, Inc.
4.38%, 2/15/30(e)	85,000	82,230
3.75%, 2/15/31(e)	31,000	28,947
Service Corp. International 3.38%, 8/15/30	166,000	154,125
Service Properties Trust
3.95%, 1/15/28	41,000	39,751
4.95%, 10/1/29	31,000	29,397
4.38%, 2/15/30	17,000	15,616
8.63%, 11/15/31(e)	52,000	54,519
8.88%, 6/15/32(a)	20,000	20,605
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 2/15/28	30,000	29,799
Shell Finance US, Inc.
4.13%, 5/11/35(a)	531,000	492,026
3.13%, 11/7/49	3,000	1,944
3.00%, 11/26/51(a)	697,000	432,421
Investments	Principal Amount	Value
Shell International Finance BV 4.38%, 5/11/45	$30,000	$24,684
Sherwin-Williams Co.
3.45%, 6/1/27	82,000	81,397
2.95%, 8/15/29	113,000	107,059
2.30%, 5/15/30	35,000	31,836
2.20%, 3/15/32	35,000	30,226
4.00%, 12/15/42	65,000	51,306
4.55%, 8/1/45	35,000	28,948
4.50%, 6/1/47	130,000	105,608
3.80%, 8/15/49	58,000	41,934
3.30%, 5/15/50	54,000	35,064
2.90%, 3/15/52(a)	45,000	26,653
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/26	8,000	7,997
Sierra Pacific Power Co. 5.90%, 3/15/54	7,000	6,738
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/29(e)	35,000	33,751
Simon Property Group LP
3.25%, 11/30/26	55,000	54,891
3.38%, 6/15/27	65,000	64,505
3.38%, 12/1/27	55,000	54,282
1.75%, 2/1/28	132,000	127,020
2.45%, 9/13/29	25,000	23,363
2.65%, 7/15/30	79,000	72,767
2.20%, 2/1/31(a)	15,000	13,363
2.25%, 1/15/32	15,000	12,988
2.65%, 2/1/32	15,000	13,241
5.50%, 3/8/33	15,000	15,193
6.75%, 2/1/40	26,000	28,366
4.25%, 10/1/44	60,000	48,899
4.25%, 11/30/46	30,000	23,812
3.25%, 9/13/49(a)	200,000	131,032
3.80%, 7/15/50	85,000	61,143
5.85%, 3/8/53(a)	56,000	54,438
6.65%, 1/15/54	79,000	84,721
Sinclair Television Group, Inc.
5.50%, 3/1/30(e)	153,000	136,252
4.38%, 12/31/32(e)	121,000	91,365
8.13%, 2/15/33(e)	16,000	16,633
9.75%, 2/15/33(e)	108,000	121,028
Sirius XM Radio LLC
5.00%, 8/1/27(e)	52,000	51,924
5.50%, 7/1/29(e)	50,000	49,957
SiriusPoint Ltd. 7.00%, 4/5/29	35,000	36,180
Six Flags Entertainment Corp. 7.25%, 5/15/31(e)	45,000	44,470

See Notes to Financial Statements.

138    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp. 6.50%, 10/1/28	$12,000	$12,016
Six Flags Entertainment Corp./Six Flags Theme Parks Inc./ Canada’s Wonderland Co. 6.63%, 5/1/32(e)	47,000	47,601
Sixth Street Lending Partners 6.50%, 3/11/29	48,000	48,709
SK Invictus Intermediate II SARL 5.00%, 10/30/29(e)	28,000	27,395
SM Energy Co.
6.50%, 7/15/28	132,000	132,332
8.63%, 11/1/30(e)	21,000	22,059
8.75%, 7/1/31(e)	80,000	83,679
Smithfield Foods, Inc.
3.00%, 10/15/30(e)	214,000	193,890
2.63%, 9/13/31(a)(e)	34,000	29,877
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/28(e)	151,000	151,188
8.88%, 11/15/31(e)	52,000	54,543
Snap-on, Inc.
3.25%, 3/1/27	21,000	20,905
4.10%, 3/1/48	20,000	15,493
3.10%, 5/1/50	24,000	15,438
Solventum Corp.
5.45%, 2/25/27	19,000	19,096
5.45%, 3/13/31	70,000	70,751
5.60%, 3/23/34	120,000	120,502
5.90%, 4/30/54(a)	129,000	121,534
Somnigroup International, Inc. 3.88%, 10/15/31(e)	70,000	64,001
Sonoco Products Co.
2.25%, 2/1/27	244,000	241,849
3.13%, 5/1/30	86,000	80,109
2.85%, 2/1/32(a)	79,000	70,179
5.75%, 11/1/40(a)	78,000	76,608
Sotera Health Holdings LLC 7.38%, 6/1/31(e)	31,000	32,293
Southern California Edison Co.
5.30%, 3/1/28	58,000	58,353
4.00%, 4/1/47	635,000	451,718
3.65%, 2/1/50(a)	73,000	48,160
2.95%, 2/1/51, Series 20A	324,000	186,190
3.65%, 6/1/51, Series H	133,000	87,492
3.45%, 2/1/52	46,000	28,985
5.45%, 6/1/52, Series E(a)	46,000	39,644
5.70%, 3/1/53	45,000	39,921
5.88%, 12/1/53	46,000	41,729
5.75%, 4/15/54	50,000	44,489
Southern California Gas Co.
2.95%, 4/15/27	33,000	32,732
2.55%, 2/1/30, Series XX	13,000	12,042
5.20%, 6/1/33	10,000	9,963
Investments	Principal Amount	Value
5.05%, 9/1/34	$12,000	$11,735
5.13%, 11/15/40	147,000	137,016
3.75%, 9/15/42	66,000	50,648
4.13%, 6/1/48, Series UU	8,000	6,070
4.30%, 1/15/49, Series VV	30,000	23,330
3.95%, 2/15/50, Series WW	62,000	44,903
6.35%, 11/15/52	25,000	25,402
5.75%, 6/1/53	33,000	30,937
5.60%, 4/1/54	94,000	86,191
Southern Co. 5.50%, 3/15/29	695,000	706,182
Southern Co. Gas Capital Corp.
1.75%, 1/15/31, Series 20-A	142,000	124,014
4.40%, 5/30/47	362,000	287,623
Southwest Airlines Co.
3.00%, 11/15/26	18,000	17,948
5.13%, 6/15/27	40,000	40,172
3.45%, 11/16/27	18,000	17,733
2.63%, 2/10/30(a)	49,000	45,030
Southwest Gas Corp.
5.80%, 12/1/27	51,000	51,797
4.05%, 3/15/32	190,000	179,603
Southwestern Electric Power Co. 3.25%, 11/1/51(a)	84,000	52,992
Southwestern Public Service Co.
3.70%, 8/15/47	101,000	72,937
3.15%, 5/1/50, Series 8	39,000	24,971
Space Exploration Technologies Corp. 6.65%, 7/15/56(a)(e)	1,289,000	1,147,363
Spectra Energy Partners LP
3.38%, 10/15/26	35,000	34,964
5.95%, 9/25/43	78,000	76,997
4.50%, 3/15/45	65,000	52,930
Spectrum Brands, Inc. 3.88%, 3/15/31(e)	8,000	6,997
Spire Missouri, Inc.
4.80%, 2/15/33	189,000	185,085
3.30%, 6/1/51	17,000	11,198
Spirit AeroSystems, Inc. 4.60%, 6/15/28(a)	40,000	39,815
Sprint Capital Corp. 8.75%, 3/15/32	280,000	324,746
SS&C Technologies, Inc. 5.50%, 9/30/27(e)	90,000	90,070
Stagwell Global LLC 5.63%, 8/15/29(e)	45,000	43,867
Standard Industries, Inc.
4.75%, 1/15/28(e)	37,000	36,898
4.38%, 7/15/30(e)	138,000	131,310

See Notes to Financial Statements.

WisdomTree Trust    139

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Stanley Black & Decker, Inc.
6.00%, 3/6/28	$3,000	$3,050
4.25%, 11/15/28	41,000	40,562
2.30%, 3/15/30(a)	274,000	249,455
3.00%, 5/15/32(a)	192,000	171,013
5.20%, 9/1/40	35,000	32,131
4.85%, 11/15/48	45,000	37,682
2.75%, 11/15/50(a)	68,000	38,848
Staples, Inc. 10.75%, 9/1/29(e)	68,000	65,379
Star Parent, Inc. 9.00%, 10/1/30(e)	41,000	43,080
Starbucks Corp.
4.85%, 2/8/27	60,000	60,136
2.00%, 3/12/27(a)	30,000	29,652
3.50%, 3/1/28	35,000	34,431
4.00%, 11/15/28	30,000	29,555
3.55%, 8/15/29(a)	72,000	69,620
2.25%, 3/12/30	58,000	52,970
2.55%, 11/15/30(a)	153,000	139,027
4.90%, 2/15/31	73,000	72,944
3.00%, 2/14/32	27,000	24,410
4.80%, 2/15/33	73,000	71,515
5.00%, 2/15/34	25,000	24,600
3.75%, 12/1/47	45,000	32,414
4.50%, 11/15/48	48,000	38,471
4.45%, 8/15/49(a)	138,000	109,480
3.35%, 3/12/50	45,000	29,401
3.50%, 11/15/50(a)	138,000	92,431
Starwood Property Trust, Inc.
7.25%, 4/1/29(e)	75,000	77,423
6.50%, 10/15/30(e)	66,000	67,192
State Street Corp.
1.68%, 11/18/27, (1.684% fixed rate until 11/18/26; Secured Overnight Financing Rate + 0.56% thereafter)(c)	69,000	68,601
2.20%, 2/7/28, (2.203% fixed rate until 2/7/27; Secured Overnight Financing Rate + 0.73% thereafter)(c)	145,000	143,609
5.82%, 11/4/28, (5.82% fixed rate until 11/4/27; Secured Overnight Financing Rate + 1.715% thereafter)(c)	20,000	20,283
4.14%, 12/3/29, (4.141% fixed rate until 12/3/28; 3-month Secured Overnight Financing Rate + 1.292% thereafter)(c)	21,000	20,730
2.20%, 3/3/31	77,000	68,088
3.15%, 3/30/31, (3.152% fixed rate until 3/30/30; Secured Overnight Financing Rate + 2.65% thereafter)(c)	201,000	189,743
2.62%, 2/7/33, (2.623% fixed rate until 2/7/32; Secured Overnight Financing Rate + 1.002% thereafter)(c)	13,000	11,455
Investments	Principal Amount	Value
4.42%, 5/13/33, (4.421% fixed rate until 5/13/32; Secured Overnight Financing Rate + 1.605% thereafter)(c)	$10,000	$9,634
4.16%, 8/4/33, (4.164% fixed rate until 8/4/32; Secured Overnight Financing Rate + 1.726% thereafter)(c)	15,000	14,204
4.82%, 1/26/34, (4.821% fixed rate until 1/26/33; Secured Overnight Financing Rate + 1.567% thereafter)(c)	15,000	14,666
5.16%, 5/18/34, (5.159% fixed rate until 5/18/33; Secured Overnight Financing Rate + 1.89% thereafter)(c)	13,000	12,930
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(c)	152,000	142,450
Station Casinos LLC
4.50%, 2/15/28(e)	40,000	39,620
6.63%, 3/15/32(a)(e)	35,000	35,468
Steel Dynamics, Inc.
3.45%, 4/15/30	135,000	128,008
3.25%, 10/15/50	65,000	41,897
Stellantis Finance U.S., Inc. 5.63%, 1/12/28(e)	211,000	212,022
STERIS Irish FinCo Unlimited Co. 2.70%, 3/15/31	175,000	157,572
Stewart Information Services Corp. 3.60%, 11/15/31	12,000	10,526
StoneX Group, Inc. 7.88%, 3/1/31(e)	22,000	22,917
Store Capital LLC
4.50%, 3/15/28	11,000	10,924
4.63%, 3/15/29(a)	86,000	84,951
Stryker Corp.
3.65%, 3/7/28	35,000	34,493
4.85%, 12/8/28	35,000	35,089
5.20%, 2/10/35(a)	196,000	194,174
4.10%, 4/1/43	35,000	28,348
4.38%, 5/15/44	35,000	29,035
4.63%, 3/15/46	107,000	90,671
2.90%, 6/15/50	70,000	43,715
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/31(e)	27,000	25,581
Sumisho Air Lease Corp.
3.63%, 12/1/27	30,000	29,597
5.30%, 2/1/28(a)	40,000	40,230
2.10%, 9/1/28	30,000	28,394
4.63%, 10/1/28(a)	30,000	29,878
5.10%, 3/1/29	30,000	30,049
3.25%, 10/1/29	45,000	42,664
3.00%, 2/1/30	113,000	105,227
3.13%, 12/1/30	68,000	62,469
5.20%, 7/15/31	35,000	34,698
2.88%, 1/15/32(a)	55,000	48,653

See Notes to Financial Statements.

140    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Summa Health 3.51%, 11/15/51	$50,000	$34,406
SunCoke Energy, Inc. 4.88%, 6/30/29(e)	33,000	31,911
Sunoco LP
5.88%, 7/15/27(e)	102,000	102,184
7.00%, 5/1/29(e)	31,000	31,816
4.50%, 10/1/29(e)	46,000	44,920
4.63%, 5/1/30(e)	33,000	31,998
7.25%, 5/1/32(e)	31,000	32,094
5.88%, 3/15/34(e)	114,000	112,437
Sunoco LP/Sunoco Finance Corp.
5.88%, 3/15/28	16,000	16,039
7.00%, 9/15/28(e)	21,000	21,396
4.50%, 4/30/30	46,000	44,676
Sutter Health
2.29%, 8/15/30, Series 20A	157,000	142,106
5.16%, 8/15/33	8,000	7,956
3.16%, 8/15/40, Series 20A(a)	18,000	13,649
4.09%, 8/15/48, Series 2018	59,000	45,766
3.36%, 8/15/50, Series 20A	26,000	17,467
5.55%, 8/15/53	16,000	15,142
Synchrony Financial
3.95%, 12/1/27	77,000	76,158
5.15%, 3/19/29	195,000	194,555
5.94%, 8/2/30, (5.935% fixed rate until 8/2/29; Secured Overnight Financing Index + 2.13% thereafter)(c)	14,000	14,207
Synopsys, Inc. 5.70%, 4/1/55(a)	379,000	351,146
Sysco Corp.
3.25%, 7/15/27	45,000	44,561
5.75%, 1/17/29(a)	74,000	75,430
2.40%, 2/15/30	41,000	37,528
5.95%, 4/1/30	70,000	71,769
2.45%, 12/14/31	40,000	35,085
6.00%, 1/17/34	126,000	129,549
5.38%, 9/21/35	35,000	34,207
6.60%, 4/1/40	91,000	95,019
4.85%, 10/1/45	57,000	48,153
4.50%, 4/1/46	63,000	50,350
4.45%, 3/15/48	45,000	35,140
3.30%, 2/15/50	90,000	57,431
6.60%, 4/1/50(a)	148,000	150,783
3.15%, 12/14/51	70,000	42,662
Take-Two Interactive Software, Inc.
3.70%, 4/14/27(a)	37,000	36,844
4.95%, 3/28/28	49,000	49,153
4.00%, 4/14/32	11,000	10,323
Talen Energy Supply LLC 6.50%, 2/1/36(e)	104,000	102,121
Investments	Principal Amount	Value
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/30(e)	$36,000	$36,010
6.00%, 9/1/31(e)	63,000	62,346
Talos Production, Inc. 9.38%, 2/1/31(e)	37,000	39,291
Tampa Electric Co.
2.40%, 3/15/31	8,000	7,154
4.10%, 6/15/42	13,000	10,638
4.35%, 5/15/44	63,000	51,569
4.30%, 6/15/48	41,000	32,336
4.45%, 6/15/49	16,000	12,774
3.63%, 6/15/50	13,000	9,048
3.45%, 3/15/51	43,000	28,978
5.00%, 7/15/52	13,000	11,213
Tapestry, Inc.
4.13%, 7/15/27(a)	24,000	23,943
3.05%, 3/15/32	131,000	117,118
Targa Resources Corp.
5.20%, 7/1/27	45,000	45,240
6.15%, 3/1/29	13,000	13,371
4.20%, 2/1/33	55,000	51,436
6.13%, 3/15/33	65,000	67,390
6.50%, 3/30/34	107,000	113,132
5.50%, 2/15/35	93,000	92,142
4.95%, 4/15/52	32,000	26,368
6.25%, 7/1/52(a)	41,000	40,272
6.50%, 2/15/53	100,000	101,352
6.05%, 5/15/56	123,000	117,289
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 1/15/28(a)	45,000	44,985
5.50%, 3/1/30	5,000	5,033
4.88%, 2/1/31	250,000	246,730
4.00%, 1/15/32	252,000	236,899
Target Corp.
4.50%, 9/15/32	502,000	493,621
2.95%, 1/15/52	256,000	156,665
Taylor Morrison Communities, Inc.
5.75%, 1/15/28(e)	18,000	18,171
5.13%, 8/1/30(e)	20,000	19,975
TD SYNNEX Corp.
2.38%, 8/9/28	37,000	35,171
2.65%, 8/9/31(a)	110,000	96,864
6.10%, 4/12/34	55,000	55,952
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39(e)	68,000	73,337
4.90%, 9/15/44(e)	70,000	60,149
4.27%, 5/15/47(e)	146,000	112,552
3.30%, 5/15/50(a)(e)	74,000	47,228

See Notes to Financial Statements.

WisdomTree Trust    141

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Teledyne FLIR LLC 2.50%, 8/1/30	$96,000	$87,099
Teledyne Technologies, Inc.
2.25%, 4/1/28	55,000	52,931
2.75%, 4/1/31(a)	114,000	102,958
Teleflex, Inc. 4.25%, 6/1/28(e)	20,000	19,677
Tenet Healthcare Corp. 6.13%, 10/1/28	283,000	283,419
Tenneco, Inc. 8.00%, 11/17/28(e)	90,000	90,364
Terex Corp. 5.00%, 5/15/29(e)	25,000	24,800
TerraForm Power Operating LLC
5.00%, 1/31/28(e)	41,000	40,588
4.75%, 1/15/30(e)	33,000	31,732
Texas Eastern Transmission LP
7.00%, 7/15/32(a)	82,000	88,795
4.15%, 1/15/48(e)	36,000	27,165
Texas Health Resources 4.33%, 11/15/55	5,000	4,016
Texas Instruments, Inc.
4.60%, 2/8/27	50,000	50,083
2.90%, 11/3/27	35,000	34,428
4.60%, 2/15/28(a)	50,000	50,032
4.60%, 2/8/29	139,000	138,990
2.25%, 9/4/29(a)	27,000	25,153
1.75%, 5/4/30	102,000	91,447
1.90%, 9/15/31	10,000	8,664
4.90%, 3/14/33	32,000	31,769
4.85%, 2/8/34(a)	76,000	74,694
3.88%, 3/15/39(a)	35,000	29,598
4.15%, 5/15/48	84,000	65,720
2.70%, 9/15/51(a)	20,000	11,553
4.10%, 8/16/52	15,000	11,277
5.00%, 3/14/53	30,000	26,007
5.15%, 2/8/54(a)	35,000	31,163
5.05%, 5/18/63(a)	203,000	171,230
Textron, Inc.
3.38%, 3/1/28	18,000	17,632
3.90%, 9/17/29	21,000	20,362
3.00%, 6/1/30(a)	46,000	42,884
2.45%, 3/15/31	36,000	32,251
6.10%, 11/15/33	25,000	25,965
TGNR Intermediate Holdings LLC 5.50%, 10/15/29(e)	29,000	28,662
Thermo Fisher Scientific, Inc.
5.00%, 12/5/26	55,000	55,092
1.75%, 10/15/28(a)	50,000	47,113
5.00%, 1/31/29(a)	77,000	77,619
2.60%, 10/1/29	14,000	13,136
4.98%, 8/10/30	15,000	15,060
Investments	Principal Amount	Value
2.00%, 10/15/31	$25,000	$21,745
4.95%, 11/21/32	10,000	9,948
5.09%, 8/10/33	32,000	31,872
5.20%, 1/31/34	10,000	9,992
5.40%, 8/10/43	39,000	37,177
5.30%, 2/1/44	26,000	24,392
4.10%, 8/15/47(a)	346,000	272,998
Thomas Jefferson University 3.85%, 11/1/57	154,000	104,873
Thor Industries, Inc. 4.00%, 10/15/29(e)	26,000	24,801
Time Warner Cable Enterprises LLC 8.38%, 7/15/33	11,000	11,998
Time Warner Cable LLC
7.30%, 7/1/38	106,000	106,466
6.75%, 6/15/39	19,000	18,107
5.88%, 11/15/40	19,000	16,506
5.50%, 9/1/41	114,000	94,995
TJX Cos., Inc. 1.60%, 5/15/31	2,000	1,726
T-Mobile USA, Inc.
3.88%, 4/15/30	662,000	636,581
5.20%, 1/15/33(a)	485,000	481,652
6.70%, 12/15/33(a)	121,000	129,679
4.38%, 4/15/40	1,942,000	1,641,432
3.00%, 2/15/41	73,000	51,633
4.50%, 4/15/50	432,000	330,122
3.60%, 11/15/60	672,000	406,908
5.80%, 9/15/62	84,000	74,729
Toledo Edison Co. 6.15%, 5/15/37	15,000	15,795
Toledo Hospital
5.33%, 11/15/28, Series B(a)	72,000	72,070
5.75%, 11/15/38(a)	22,000	21,844
4.98%, 11/15/45	11,000	8,837
6.02%, 11/15/48(a)	62,000	57,930
Toll Brothers Finance Corp.
4.35%, 2/15/28	24,000	23,878
3.80%, 11/1/29	28,000	26,960
Topaz Solar Farms LLC
4.88%, 9/30/39(e)	5,452	4,826
5.75%, 9/30/39(a)(e)	19,295	19,155
Toyota Motor Credit Corp.
5.45%, 11/10/27(a)	325,000	328,843
3.05%, 1/11/28(a)	413,000	405,432
1.90%, 4/6/28	459,000	440,917
TPG Operating Group II LP 5.88%, 3/5/34	14,000	14,084
Tractor Supply Co.
1.75%, 11/1/30	8,000	6,990
5.25%, 5/15/33(a)	54,000	53,693
See Notes to Financial Statements.

142    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Trane Technologies Financing Ltd.
5.25%, 3/3/33	$137,000	$137,889
4.65%, 11/1/44	25,000	21,512
4.50%, 3/21/49	48,000	39,424
Trane Technologies Holdco, Inc.
3.75%, 8/21/28	103,000	101,420
5.75%, 6/15/43	29,000	28,980
4.30%, 2/21/48	110,000	87,737
Transatlantic Holdings, Inc. 8.00%, 11/30/39	17,000	20,182
Transcontinental Gas Pipe Line Co. LLC
3.25%, 5/15/30	50,000	47,185
5.40%, 8/15/41	61,000	57,966
4.45%, 8/1/42	35,000	29,450
4.60%, 3/15/48	83,000	67,847
3.95%, 5/15/50	71,000	51,955
TransDigm, Inc.
6.75%, 8/15/28(e)	123,000	124,054
6.38%, 3/1/29(e)	111,000	112,704
6.88%, 12/15/30(e)	118,000	121,089
7.13%, 12/1/31(e)	40,000	41,383
6.63%, 3/1/32(e)	67,000	68,440
6.25%, 1/31/34(e)	136,000	137,631
Transocean Aquila Ltd. 8.00%, 9/30/28(e)	8,000	8,170
Transocean International Ltd.
8.75%, 2/15/30(e)	28,600	29,798
7.50%, 4/15/31	64,000	65,868
6.80%, 3/15/38	25,000	23,753
Travel & Leisure Co.
6.00%, 4/1/27(a)	16,000	16,042
4.50%, 12/1/29(e)	27,000	26,096
4.63%, 3/1/30(e)	17,000	16,442
Travelers Cos., Inc.
6.75%, 6/20/36	26,000	28,513
6.25%, 6/15/37	156,000	165,631
5.35%, 11/1/40	87,000	83,803
4.60%, 8/1/43	33,000	28,494
4.30%, 8/25/45	26,000	21,033
3.75%, 5/15/46	33,000	24,580
4.00%, 5/30/47	46,000	35,188
4.05%, 3/7/48	33,000	25,334
4.10%, 3/4/49	33,000	25,409
2.55%, 4/27/50	175,000	99,812
3.05%, 6/8/51	134,000	83,426
5.45%, 5/25/53	49,000	45,215
Travelers Property Casualty Corp. 6.38%, 3/15/33	10,000	10,723
Tri Pointe Homes, Inc.
5.25%, 6/1/27	12,000	12,011
5.70%, 6/15/28	26,000	26,061
Investments	Principal Amount	Value
Trimble, Inc. 6.10%, 3/15/33(a)	$95,000	$97,641
TriNet Group, Inc. 3.50%, 3/1/29(e)	28,000	26,672
Tri-State Generation & Transmission Association, Inc. 6.00%, 6/15/40(e)	35,000	34,263
Truist Financial Corp.
5.12%, 1/26/34, (5.122% fixed rate until 1/26/33; Secured Overnight Financing Rate + 1.852% thereafter)(c)	569,000	558,381
4.96%, 10/23/36, (4.964% fixed rate until 10/23/35; Secured Overnight Financing Rate + 1.395% thereafter)(a)(c)	198,000	187,720
Trustage Financial Group, Inc. 4.63%, 4/15/32(e)	25,000	24,113
Trustees of Princeton University
5.70%, 3/1/39	10,000	10,269
2.52%, 7/1/50, Series 2020	10,000	6,002
4.20%, 3/1/52	58,000	46,093
Trustees of the University of Pennsylvania
2.40%, 10/1/50, Series 2020	19,000	10,879
4.67%, 9/1/2112	6,000	4,678
3.61%, 2/15/2119	16,000	9,637
TTM Technologies, Inc. 4.00%, 3/1/29(e)	33,000	31,812
Tucson Electric Power Co.
1.50%, 8/1/30	6,000	5,259
3.25%, 5/15/32	11,000	9,961
4.85%, 12/1/48	44,000	37,307
4.00%, 6/15/50	15,000	11,101
3.25%, 5/1/51	60,000	38,959
5.50%, 4/15/53	48,000	44,127
TWDC Enterprises 18 Corp. 3.00%, 7/30/46	55,000	36,626
Twilio, Inc. 3.88%, 3/15/31	50,000	46,911
Tyson Foods, Inc.
4.35%, 3/1/29	34,000	33,619
5.70%, 3/15/34	113,000	114,552
5.15%, 8/15/44	45,000	40,427
4.55%, 6/2/47	167,000	136,764
5.10%, 9/28/48(a)	71,000	61,746
U.S. Acute Care Solutions LLC 9.75%, 5/15/29(e)	46,000	45,167
U.S. Bancorp
3.15%, 4/27/27, Series X	50,000	49,666
2.22%, 1/27/28, (2.215% fixed rate until 1/27/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)(c)	478,000	473,619
1.38%, 7/22/30	509,000	445,320
5.42%, 2/12/36, (5.424% fixed rate until 2/12/35; Secured Overnight Financing Rate + 1.411% thereafter)(a)(c)	128,000	127,366

See Notes to Financial Statements.

WisdomTree Trust    143

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
U.S. Foods, Inc.
6.88%, 9/15/28(e)	$32,000	$32,622
4.75%, 2/15/29(e)	66,000	65,201
4.63%, 6/1/30(e)	20,000	19,526
7.25%, 1/15/32(e)	20,000	20,694
U.S. Steel Corp. 6.65%, 6/1/37	25,000	26,356
Uber Technologies, Inc.
4.50%, 8/15/29(e)	78,000	76,975
4.30%, 1/15/30	99,000	97,080
4.80%, 9/15/34	108,000	103,350
5.35%, 9/15/54(a)	165,000	146,367
UDR, Inc. 3.20%, 1/15/30	170,000	160,423
UKG, Inc. 6.88%, 2/1/31(e)	603,000	595,376
UMass Memorial Health Care Obligated Group 5.36%, 7/1/52	76,000	67,614
Union Electric Co.
2.95%, 6/15/27(a)	30,000	29,674
3.50%, 3/15/29	35,000	33,970
2.95%, 3/15/30	10,000	9,383
2.15%, 3/15/32	10,000	8,646
5.20%, 4/1/34	20,000	19,866
5.30%, 8/1/37	15,000	14,780
8.45%, 3/15/39	15,000	18,647
3.90%, 9/15/42	20,000	15,873
3.65%, 4/15/45	56,000	41,309
4.00%, 4/1/48	26,000	19,631
3.25%, 10/1/49	22,000	14,357
2.63%, 3/15/51	203,000	116,271
3.90%, 4/1/52	102,000	73,916
5.25%, 1/15/54	36,000	31,904
Union Pacific Corp.
3.95%, 8/15/59	52,000	36,482
3.84%, 3/20/60	140,000	95,844
3.55%, 5/20/61	102,000	65,439
2.97%, 9/16/62	606,000	334,411
3.75%, 2/5/70	237,000	153,551
3.80%, 4/6/71	459,000	298,899
3.85%, 2/14/72	124,000	82,686
United Airlines Pass-Through Trust 3.75%, 9/3/26, Series 2014-2, Class A	341,991	341,972
United Parcel Service, Inc.
2.40%, 11/15/26	35,000	34,895
3.05%, 11/15/27	73,000	71,858
3.40%, 3/15/29	55,000	53,356
2.50%, 9/1/29	10,000	9,390
4.45%, 4/1/30	15,000	14,861
4.88%, 3/3/33(a)	90,000	89,774
6.20%, 1/15/38	115,000	121,575
Investments	Principal Amount	Value
5.20%, 4/1/40(a)	$24,000	$23,104
4.88%, 11/15/40	77,000	70,879
3.40%, 11/15/46	74,000	51,876
3.75%, 11/15/47	56,000	40,842
4.25%, 3/15/49	37,000	28,891
3.40%, 9/1/49	66,000	44,473
5.30%, 4/1/50	77,000	70,024
5.05%, 3/3/53(a)	54,000	46,768
5.50%, 5/22/54	128,000	118,415
5.60%, 5/22/64(a)	226,000	208,340
United Rentals North America, Inc. 3.75%, 1/15/32	114,000	104,628
United Wholesale Mortgage LLC 5.75%, 6/15/27(e)	44,000	43,982
5.50%, 4/15/29(e)	42,000	39,613
UnitedHealth Group, Inc.
3.85%, 6/15/28	200,000	197,553
3.88%, 12/15/28(a)	269,000	264,479
4.25%, 1/15/29	206,000	203,869
4.70%, 4/15/29	186,000	185,900
4.00%, 5/15/29	191,000	187,473
2.88%, 8/15/29	47,000	44,620
5.30%, 2/15/30	94,000	95,251
4.90%, 4/15/31	1,000	998
2.75%, 5/15/40	694,000	499,343
4.25%, 3/15/43	151,000	124,191
4.25%, 4/15/47	680,000	535,823
2.90%, 5/15/50	161,000	97,665
3.25%, 5/15/51	248,000	158,924
5.88%, 2/15/53	153,000	147,071
3.13%, 5/15/60(a)	2,253,000	1,290,062
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00%, 1/15/30(e)	65,000	62,640
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
4.75%, 4/15/28(e)	4,000	3,988
6.50%, 2/15/29(e)	45,000	44,507
Universal Health Services, Inc.
1.65%, 9/1/26	43,000	43,000
2.65%, 10/15/30	57,000	51,227
2.65%, 1/15/32(a)	206,000	178,594
University of Chicago
2.76%, 4/1/45, Series 20B	29,000	22,577
2.55%, 4/1/50, Series C	11,000	7,001
4.00%, 10/1/53	10,000	7,652
University of Miami 4.06%, 4/1/52, Series 2022	27,000	20,253
University of Southern California
3.84%, 10/1/47, Series 2017(a)	64,000	49,750
3.23%, 10/1/2120, Series A	1,000	538

See Notes to Financial Statements.

144    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Univision Communications, Inc. 9.38%, 8/1/32(e)	$158,000	$161,581
Unum Group
4.00%, 6/15/29(a)	29,000	28,279
5.75%, 8/15/42	72,000	68,893
4.50%, 12/15/49	92,000	70,784
4.13%, 6/15/51	54,000	38,780
Upbound Group, Inc. 6.38%, 2/15/29(a)(e)	35,000	34,885
UPMC 5.04%, 5/15/33	44,000	43,461
USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 3/15/29(a)(e)	101,000	103,584
USI, Inc. 7.50%, 1/15/32(e)	25,000	26,078
Utah Acquisition Sub, Inc. 5.25%, 6/15/46	112,000	92,137
Vail Resorts, Inc. 6.50%, 5/15/32(e)	30,000	30,438
Valaris Ltd. 8.38%, 4/30/30(e)	57,000	59,272
Valero Energy Corp.
6.63%, 6/15/37	387,000	417,419
4.90%, 3/15/45	13,000	11,354
Valmont Industries, Inc.
5.00%, 10/1/44(a)	51,000	44,645
5.25%, 10/1/54	45,000	39,724
Valvoline, Inc. 3.63%, 6/15/31(e)	39,000	35,821
Ventas Realty LP
4.40%, 1/15/29	201,000	199,064
4.88%, 4/15/49	172,000	144,408
Venture Global Calcasieu Pass LLC
3.88%, 8/15/29(e)	112,000	107,426
6.25%, 1/15/30(e)	40,000	40,866
4.13%, 8/15/31(e)	50,000	46,760
3.88%, 11/1/33(a)(e)	50,000	44,396
Venture Global LNG, Inc.
9.50%, 2/1/29(e)	125,000	134,506
8.38%, 6/1/31(e)	107,000	111,360
9.88%, 2/1/32(e)	98,000	104,454
Venture Global Plaquemines LNG LLC 6.75%, 1/15/36(e)	216,000	227,529
Veralto Corp. 5.45%, 9/18/33(a)	129,000	129,870
VeriSign, Inc. 2.70%, 6/15/31(a)	10,000	8,916
Verisk Analytics, Inc.
4.13%, 3/15/29	47,000	46,224
5.75%, 4/1/33(a)	23,000	23,438
5.25%, 6/5/34	15,000	14,704
5.50%, 6/15/45	34,000	31,179
3.63%, 5/15/50	189,000	127,537
Investments	Principal Amount	Value
Veritiv Operating Co. 10.50%, 11/30/30(e)	$57,000	$59,601
Verizon Communications, Inc.
2.55%, 3/21/31	66,000	59,399
2.36%, 3/15/32	433,000	374,692
4.40%, 11/1/34	660,000	612,407
4.78%, 2/15/35	663,000	626,347
2.65%, 11/20/40	382,000	262,299
4.75%, 11/1/41	1,151,000	1,010,822
4.13%, 8/15/46(a)	148,000	111,814
4.86%, 8/21/46(a)	675,000	562,296
4.00%, 3/22/50	801,000	582,690
3.55%, 3/22/51	269,000	177,537
3.88%, 3/1/52	180,000	125,257
3.00%, 11/20/60(a)	1,052,000	574,636
Vertiv Group Corp. 4.13%, 11/15/28(e)	35,000	34,631
Vertiv Holdings Co. 5.95%, 3/15/66	138,000	128,430
VF Corp. 2.80%, 4/23/27(a)	30,000	29,648
Viasat, Inc.
5.63%, 4/15/27(e)	31,000	30,998
6.50%, 7/15/28(e)	16,000	15,996
7.50%, 5/30/31(e)	30,000	30,152
Viatris, Inc.
2.70%, 6/22/30	102,000	92,758
3.85%, 6/22/40	136,000	104,268
4.00%, 6/22/50	203,000	136,191
VICI Properties LP
5.13%, 5/15/32	651,000	633,508
6.13%, 4/1/54(a)	62,000	58,165
Viking Baked Goods Acquisition Corp. 8.63%, 11/1/31(e)	36,000	36,167
Viking Cruises Ltd.
7.00%, 2/15/29(e)	71,000	71,169
9.13%, 7/15/31(e)	29,000	30,430
Viking Ocean Cruises Ship VII Ltd. 5.63%, 2/15/29(e)	55,000	55,021
Virginia Electric & Power Co.
6.00%, 1/15/36, Series B	115,000	118,615
6.00%, 5/15/37, Series A	747,000	764,054
4.20%, 5/15/45, Series B	74,000	58,325
2.45%, 12/15/50	1,521,000	820,949
Visa, Inc.
1.90%, 4/15/27	30,000	29,584
0.75%, 8/15/27	10,000	9,678
2.75%, 9/15/27	26,000	25,597
2.05%, 4/15/30	44,000	40,150
1.10%, 2/15/31	20,000	17,179

See Notes to Financial Statements.

WisdomTree Trust    145

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
4.15%, 12/14/35	$30,000	$27,982
2.70%, 4/15/40	21,000	15,433
4.30%, 12/14/45	138,000	114,066
3.65%, 9/15/47	15,000	11,090
2.00%, 8/15/50	311,000	159,644
Vistra Operations Co. LLC
5.00%, 7/31/27(e)	116,000	115,986
4.38%, 5/1/29(e)	52,000	50,878
4.30%, 7/15/29(e)	53,000	51,673
7.75%, 10/15/31(e)	88,000	91,669
6.88%, 4/15/32(e)	72,000	74,321
6.95%, 10/15/33(e)	43,000	45,769
5.70%, 12/30/34(e)	27,000	26,657
5.55%, 4/30/36(e)	319,000	309,565
VMware LLC
1.80%, 8/15/28(a)	67,000	63,419
4.70%, 5/15/30(a)	54,000	53,224
2.20%, 8/15/31	213,000	184,654
VOC Escrow Ltd. 5.00%, 2/15/28(e)	39,000	38,996
VoltaGrid LLC 7.38%, 11/1/30(e)	28,000	28,188
Vontier Corp.
2.40%, 4/1/28	30,000	28,862
2.95%, 4/1/31	42,000	37,973
Vornado Realty LP 3.40%, 6/1/31(a)	28,000	25,592
Vulcan Materials Co.
3.90%, 4/1/27	24,000	23,945
4.50%, 6/15/47	195,000	158,993
4.70%, 3/1/48	43,000	35,839
Wachovia Corp. 5.50%, 8/1/35	63,000	62,135
Walmart, Inc.
1.05%, 9/17/26	25,000	24,971
5.88%, 4/5/27	8,000	8,091
3.95%, 9/9/27	20,000	19,941
3.90%, 4/15/28	5,000	4,962
3.70%, 6/26/28	41,000	40,512
1.50%, 9/22/28(a)	37,000	34,907
3.25%, 7/8/29	27,000	26,126
2.38%, 9/24/29	5,000	4,697
7.55%, 2/15/30	71,000	77,696
4.00%, 4/15/30	57,000	55,878
4.15%, 9/9/32	25,000	24,225
4.10%, 4/15/33	86,000	82,362
5.25%, 9/1/35	25,000	25,200
6.50%, 8/15/37	70,000	77,514
6.20%, 4/15/38	72,000	77,841
3.95%, 6/28/38	51,000	45,552
5.63%, 4/1/40	25,000	25,419
Investments	Principal Amount	Value
5.00%, 10/25/40	$16,000	$15,582
5.63%, 4/15/41	68,000	69,563
2.50%, 9/22/41	41,000	28,424
4.00%, 4/11/43	10,000	8,215
4.30%, 4/22/44	22,000	18,975
3.63%, 12/15/47	30,000	22,647
4.05%, 6/29/48	35,000	27,687
2.95%, 9/24/49	66,000	42,236
4.50%, 9/9/52(a)	38,000	31,408
4.50%, 4/15/53	30,000	24,830
Walt Disney Co.
2.65%, 1/13/31	3,000	2,747
3.50%, 5/13/40	731,000	582,766
4.75%, 11/15/46	51,000	43,815
2.75%, 9/1/49	131,000	78,353
4.70%, 3/23/50(a)	131,000	110,262
3.60%, 1/13/51(a)	201,000	140,470
3.80%, 5/13/60(a)	356,000	246,387
Wand NewCo 3, Inc. 7.63%, 1/30/32(e)	51,000	51,899
Washington Gas Light Co.
3.80%, 9/15/46, Series K	50,000	36,910
3.65%, 9/15/49(a)	69,000	47,572
Washington University
3.52%, 4/15/54, Series 2022(a)	10,000	6,940
4.35%, 4/15/2122	20,000	14,470
Waste Connections, Inc.
3.50%, 5/1/29	38,000	36,823
2.60%, 2/1/30(a)	43,000	39,999
2.20%, 1/15/32	46,000	39,926
3.20%, 6/1/32	36,000	32,624
4.20%, 1/15/33	54,000	51,196
5.00%, 3/1/34	67,000	65,866
3.05%, 4/1/50	78,000	49,768
2.95%, 1/15/52	102,000	62,595
Waste Management, Inc.
1.15%, 3/15/28	84,000	79,819
3.88%, 1/15/29	120,000	117,880
2.95%, 6/1/41	31,000	22,638
4.10%, 3/1/45	27,000	21,916
4.15%, 7/15/49	119,000	93,093
2.50%, 11/15/50	79,000	45,120
5.35%, 10/15/54(a)	101,000	93,340
Wayfair LLC 7.25%, 10/31/29(e)	29,000	30,001
Webster Financial Corp. 5.78%, 9/11/35, (5.784% fixed rate until 9/11/30; 5-year Constant Maturity Treasury Rate + 2.125% thereafter)(c)	43,000	43,067

See Notes to Financial Statements.

146    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
WEC Energy Group, Inc.
5.60%, 9/12/26	$15,000	$15,004
5.15%, 10/1/27	25,000	25,154
1.38%, 10/15/27	30,000	28,971
4.75%, 1/15/28	13,000	13,027
2.20%, 12/15/28	30,000	28,348
1.80%, 10/15/30	11,000	9,724
Wells Fargo & Co.
3.00%, 10/23/26	524,000	523,172
4.30%, 7/22/27	337,000	336,481
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(c)	210,000	208,819
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(c)	223,000	221,432
4.15%, 1/24/29	171,000	168,800
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(c)	20,000	20,277
7.95%, 11/15/29, Series B	17,000	18,438
5.20%, 1/23/30, (5.198% fixed rate until 1/23/29; Secured Overnight Financing Rate + 1.50% thereafter)(c)	226,000	227,524
2.88%, 10/30/30, (2.879% fixed rate until 10/30/29; 3-month Secured Overnight Financing Rate + 1.432% thereafter)(c)	168,000	157,654
2.57%, 2/11/31, (2.572% fixed rate until 2/11/30; 3-month Secured Overnight Financing Rate + 1.262% thereafter)(c)	131,000	120,735
3.35%, 3/2/33, (3.35% fixed rate until 3/2/32; Secured Overnight Financing Rate + 1.50% thereafter)(c)	102,000	92,577
5.39%, 4/24/34, (5.389% fixed rate until 4/24/33; Secured Overnight Financing Rate + 2.02% thereafter)(c)	116,000	115,896
5.56%, 7/25/34, (5.557% fixed rate until 7/25/33; Secured Overnight Financing Rate + 1.99% thereafter)(c)	140,000	141,100
6.49%, 10/23/34, (6.491% fixed rate until 10/23/33; Secured Overnight Financing Rate + 2.06% thereafter)(c)	68,000	72,142
5.50%, 1/23/35, (5.499% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.78% thereafter)(c)	73,000	73,118
5.38%, 2/7/35	48,000	48,285
5.21%, 12/3/35, (5.211% fixed rate until 12/3/34; Secured Overnight Financing Rate + 1.38% thereafter)(c)	164,000	160,626
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(c)	698,000	514,159
5.61%, 1/15/44	105,000	97,874
3.90%, 5/1/45	170,000	129,636
4.90%, 11/17/45	172,000	144,704
Investments	Principal Amount	Value
4.40%, 6/14/46	$130,000	$101,959
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(c)	171,000	146,854
4.61%, 4/25/53, (4.611% fixed rate until 4/25/52; Secured Overnight Financing Rate + 2.13% thereafter)(c)	921,000	739,042
Wells Fargo Bank NA 6.60%, 1/15/38	496,000	529,333
Welltower OP LLC
4.13%, 3/15/29	118,000	116,238
4.95%, 9/1/48	75,000	66,238
WESCO Distribution, Inc.
6.38%, 3/15/29(e)	37,000	37,631
6.63%, 3/15/32(e)	35,000	35,868
Western & Southern Financial Group, Inc. 5.75%, 7/15/33(e)	20,000	20,454
Western & Southern Life Insurance Co.
5.15%, 1/15/49(e)	20,000	17,394
3.75%, 4/28/61(e)	38,000	24,616
Western Midstream Operating LP
4.50%, 3/1/28	20,000	19,909
4.75%, 8/15/28	24,000	23,955
6.35%, 1/15/29	35,000	36,062
4.05%, 2/1/30	80,000	77,189
6.15%, 4/1/33	54,000	55,664
5.45%, 4/1/44	55,000	48,867
5.30%, 3/1/48	63,000	53,655
5.50%, 8/15/48	35,000	30,374
5.25%, 2/1/50	200,000	168,619
Western Union Co.
2.75%, 3/15/31	3,000	2,703
6.20%, 11/17/36(a)	98,000	99,084
Westinghouse Air Brake Technologies Corp. 5.61%, 3/11/34	36,000	36,335
Westlake Corp.
2.88%, 8/15/41	17,000	11,500
5.00%, 8/15/46(a)	13,000	10,999
4.38%, 11/15/47	72,000	54,311
3.13%, 8/15/51	306,000	181,203
Weyerhaeuser Co.
6.95%, 10/1/27(a)	20,000	20,474
4.00%, 11/15/29	140,000	136,035
4.00%, 4/15/30	99,000	95,639
7.38%, 3/15/32	97,000	106,653
3.38%, 3/9/33	78,000	69,545
4.00%, 3/9/52	40,000	28,779
Whirlpool Corp.
2.40%, 5/15/31(a)	151,000	114,286
4.70%, 5/14/32	57,000	45,583
5.50%, 3/1/33(a)	21,000	16,773

See Notes to Financial Statements.

WisdomTree Trust    147

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
5.75%, 3/1/34(a)	$21,000	$16,381
4.50%, 6/1/46	139,000	79,215
4.60%, 5/15/50	148,000	84,435
Whistler Pipeline LLC
5.70%, 9/30/31(e)	20,000	20,263
5.95%, 9/30/34(e)	34,000	34,307
Williams Cos., Inc.
3.75%, 6/15/27	101,000	100,507
5.30%, 8/15/28	66,000	66,688
4.90%, 3/15/29	81,000	81,131
4.80%, 11/15/29	3,000	2,994
3.50%, 11/15/30	83,000	77,910
7.50%, 1/15/31, Series A	119,000	130,708
2.60%, 3/15/31	107,000	95,964
8.75%, 3/15/32	68,000	79,204
4.65%, 8/15/32	70,000	67,890
5.65%, 3/15/33	55,000	55,719
5.15%, 3/15/34	86,000	84,200
6.30%, 4/15/40	115,000	118,204
5.80%, 11/15/43	35,000	33,727
5.40%, 3/4/44	88,000	80,643
5.75%, 6/24/44	59,000	56,402
4.90%, 1/15/45	93,000	79,606
5.10%, 9/15/45	90,000	79,012
4.85%, 3/1/48	70,000	58,521
3.50%, 10/15/51	498,000	328,385
5.30%, 8/15/52	67,000	58,361
5.80%, 11/15/54	100,000	93,449
Williams Scotsman, Inc.
4.63%, 8/15/28(e)	94,000	93,204
6.63%, 6/15/29(e)	64,000	65,146
Willis North America, Inc.
4.65%, 6/15/27	45,000	45,042
4.50%, 9/15/28	35,000	34,767
2.95%, 9/15/29	62,000	58,386
5.35%, 5/15/33(a)	55,000	54,745
5.05%, 9/15/48	49,000	41,902
3.88%, 9/15/49	50,000	35,520
5.90%, 3/5/54(a)	70,000	66,265
Willis-Knighton Medical Center 4.81%, 9/1/48, Series 2018	108,000	90,834
Wilton RE Ltd. 6.00%, 10/22/30, (6.00% fixed rate until 10/22/30; 5-year Constant Maturity Treasury Rate + 5.266% thereafter)(c)(e)(g)	82,000	77,484
Windsor Holdings III LLC 8.50%, 6/15/30(e)	33,000	34,456
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/1/31(e)	62,000	64,828
Investments	Principal Amount	Value
Wisconsin Electric Power Co.
1.70%, 6/15/28	$20,000	$19,023
5.00%, 5/15/29	22,000	22,135
4.75%, 9/30/32	10,000	9,861
5.63%, 5/15/33	5,000	5,143
5.70%, 12/1/36	15,000	15,418
4.30%, 10/15/48	15,000	11,865
Wisconsin Power & Light Co.
3.05%, 10/15/27	20,000	19,669
3.00%, 7/1/29	3,000	2,864
1.95%, 9/16/31	25,000	21,510
3.95%, 9/1/32	45,000	42,234
4.95%, 4/1/33	20,000	19,651
5.38%, 3/30/34	44,000	43,857
6.38%, 8/15/37	25,000	26,288
3.65%, 4/1/50	98,000	67,450
Wisconsin Public Service Corp.
4.75%, 11/1/44	35,000	30,359
3.30%, 9/1/49	159,000	105,823
2.85%, 12/1/51	31,000	18,427
WMG Acquisition Corp. 3.00%, 2/15/31(a)(e)	171,000	157,348
Wolverine World Wide, Inc. 4.00%, 8/15/29(e)	22,000	20,942
Workday, Inc.
3.70%, 4/1/29	66,000	63,953
3.80%, 4/1/32(a)	89,000	82,802
WP Carey, Inc.
3.85%, 7/15/29	25,000	24,295
2.40%, 2/1/31	36,000	32,051
2.45%, 2/1/32	25,000	21,626
2.25%, 4/1/33	30,000	24,706
WR Berkley Corp.
4.75%, 8/1/44	9,000	7,754
4.00%, 5/12/50	43,000	31,439
3.55%, 3/30/52(a)	36,000	24,231
3.15%, 9/30/61	57,000	32,988
WR Grace Holdings LLC
5.63%, 8/15/29(e)	47,000	44,743
7.38%, 3/1/31(e)	14,000	14,029
6.63%, 8/15/32(e)	49,000	47,249
WRKCo, Inc. 4.90%, 3/15/29	372,000	372,003
WW Grainger, Inc.
4.60%, 6/15/45	54,000	46,590
3.75%, 5/15/46	55,000	41,665
4.20%, 5/15/47	26,000	20,890
Wyeth LLC
6.50%, 2/1/34	20,000	21,461
6.00%, 2/15/36	17,000	17,675
5.95%, 4/1/37	145,000	149,607
See Notes to Financial Statements.

148    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 5/15/27(e)	$37,000	$37,003
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/1/29(e)	31,000	30,858
7.13%, 2/15/31(e)	41,000	43,148
Xcel Energy, Inc. 5.45%, 8/15/33	14,000	14,012
Xerox Corp. 13.50%, 4/15/31(e)	38,000	25,367
Xerox Holdings Corp.
5.50%, 8/15/28(e)	43,000	23,990
8.88%, 11/30/29(e)	179,000	70,455
XHR LP 4.88%, 6/1/29(e)	23,000	22,643
XPLR Infrastructure Operating Partners LP
4.50%, 9/15/27(e)	79,000	78,428
7.25%, 1/15/29(e)	63,000	65,179
8.38%, 1/15/31(a)(e)	32,000	34,097
XPO CNW, Inc. 6.70%, 5/1/34	12,000	12,524
XPO, Inc.
7.13%, 6/1/31(a)(e)	18,000	18,546
7.13%, 2/1/32(e)	24,000	24,814
Xylem, Inc.
1.95%, 1/30/28	42,000	40,460
4.38%, 11/1/46	56,000	45,660
Yale-New Haven Health Services Corp. 2.50%, 7/1/50, Series 2020	30,000	16,905
Yum! Brands, Inc.
4.75%, 1/15/30(e)	33,000	32,383
4.63%, 1/31/32	58,000	55,281
6.88%, 11/15/37	26,000	27,930
5.35%, 11/1/43	26,000	23,838
Zayo Group Holdings, Inc.
9.25%, 3/9/30, PIK(e)	1	1
13.75%, 9/9/30, PIK(e)	36,188	35,993
Ziff Davis, Inc. 4.63%, 10/15/30(e)	163,000	153,856
Zimmer Biomet Holdings, Inc.
5.35%, 12/1/28(a)	20,000	20,218
2.60%, 11/24/31	182,000	161,228
5.20%, 9/15/34	72,000	70,614
5.75%, 11/30/39	13,000	12,934
Zoetis, Inc.
3.00%, 9/12/27(a)	32,000	31,569
3.90%, 8/20/28	30,000	29,561
2.00%, 5/15/30(a)	98,000	88,213
5.00%, 8/17/35(a)	57,000	55,069
4.70%, 2/1/43	36,000	31,076
3.95%, 9/12/47	45,000	33,798
Investments	Principal Amount	Value
4.45%, 8/20/48(a)	$103,000	$82,764
3.00%, 5/15/50(a)	110,000	68,273
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/29(a)(e)	49,000	43,572
Total United States		423,606,972
TOTAL CORPORATE BONDS (Cost: $573,904,395)		558,479,211
FOREIGN GOVERNMENT AGENCIES – 0.8%
Argentina – 0.0%
Provincia de Buenos Aires/Government Bonds
5.88%, 9/1/37(c)(d)	82,000	59,386
6.63%, 9/1/37(c)(d)	175,212	140,174
Total Argentina		199,560
Canada – 0.1%
Export Development Canada
3.00%, 5/25/27	55,000	54,498
3.88%, 2/14/28	70,000	69,531
4.13%, 2/13/29(a)	70,000	69,539
Province of Alberta
3.30%, 3/15/28	65,000	63,939
1.30%, 7/22/30	51,000	45,162
4.50%, 1/24/34	26,000	25,467
Province of Manitoba Canada
1.50%, 10/25/28	168,000	157,925
4.30%, 7/27/33	91,000	88,174
Province of Ontario 1.13%, 10/7/30	132,000	115,239
Province of Quebec
2.75%, 4/12/27	26,000	25,766
3.63%, 4/13/28	72,000	71,128
4.50%, 4/3/29	107,000	107,033
7.50%, 9/15/29(a)	31,000	33,586
1.35%, 5/28/30	31,000	27,618
1.90%, 4/21/31	21,000	18,640
4.50%, 9/8/33	31,000	30,406
Total Canada		1,003,651
China – 0.1%
China Development Bank 2.00%, 2/16/27(d)	400,000	395,461
Export-Import Bank of China 3.25%, 11/28/27(d)	238,000	234,409
Total China		629,870
France – 0.1%
Caisse d’Amortissement de la Dette Sociale
4.25%, 1/24/27(e)	600,000	599,902
1.38%, 1/20/31(e)	217,000	188,095
Total France		787,997

See Notes to Financial Statements.

WisdomTree Trust    149

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Hong Kong – 0.1%
Airport Authority
2.40%, 3/8/28, (2.40% fixed rate until 6/8/28; 7-year Constant Maturity Treasury Rate + 4.736% thereafter)(c)(d)(g)	$665,000	$642,036
4.88%, 1/12/33(e)	200,000	201,322
Total Hong Kong		843,358
India – 0.0%
Export-Import Bank of India 3.88%, 2/1/28(d)	271,000	266,996
Indonesia – 0.1%
Perusahaan Penerbit SBSN Indonesia III
4.15%, 3/29/27(d)	288,000	288,460
5.40%, 11/15/28(d)	485,000	493,772
4.70%, 6/6/32(d)	647,000	634,693
Total Indonesia		1,416,925
Japan – 0.1%
Japan Bank for International Cooperation
2.25%, 11/4/26, Series DTC	569,000	567,121
2.75%, 11/16/27	686,000	672,299
2.13%, 2/16/29	104,000	98,168
Japan International Cooperation Agency 4.00%, 5/23/28	200,000	198,321
Total Japan		1,535,909
Malaysia – 0.0%
Malaysia Wakala Sukuk Bhd 2.07%, 4/28/31(d)	250,000	224,133
Mexico – 0.0%
Eagle Funding Luxco SARL 5.50%, 8/17/30(d)	479,000	478,713
Pakistan – 0.0%
Pakistan Global Sukuk Programme Co. Ltd. 7.95%, 1/31/29(d)	515,000	529,979
Poland – 0.0%
Bank Gospodarstwa Krajowego 5.75%, 7/9/34(d)	401,000	408,301
South Korea – 0.1%
Export-Import Bank of Korea 4.63%, 1/11/34	200,000	196,431
Korea Development Bank 1.00%, 9/9/26	612,000	611,519
Korea Gas Corp. 2.88%, 7/16/29(d)	201,000	191,541
Korea Housing Finance Corp. 5.38%, 11/15/26(d)	200,000	200,352
Korea Hydro & Nuclear Power Co. Ltd. 3.13%, 7/25/27(d)	200,000	197,658
Korea National Oil Corp. 3.38%, 3/27/27(d)	324,000	321,812
Total South Korea		1,719,313
Investments	Principal Amount	Value
Sweden – 0.0%
Svensk Exportkredit AB
2.25%, 3/22/27	$200,000	$197,902
5.30%, 5/11/37(b)	55,000	31,368
Total Sweden		229,270
United Arab Emirates – 0.1%
Finance Department Government of Sharjah 6.50%, 11/23/32(e)	304,000	312,938
Sharjah Sukuk Program Ltd. 3.23%, 10/23/29(d)	257,000	241,974
Total United Arab Emirates		554,912
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $10,713,830)		10,828,887
FOREIGN GOVERNMENT OBLIGATIONS – 4.9%
Angola – 0.0%
Angolan Government International Bonds 9.13%, 11/26/49(d)	228,000	212,017
Argentina – 0.2%
Argentina Republic Government International Bonds
1.00%, 7/9/29	116,400	104,157
0.75%, 7/9/30(c)	721,280	624,932
4.13%, 7/9/35(c)	1,454,335	1,101,320
5.00%, 1/9/38(c)	703,000	558,566
3.50%, 7/9/41(c)	444,000	313,259
4.13%, 7/9/46(c)	79,091	56,272
Bonos Para La Reconstruccion De Una Argentina Libre 5.00%, 10/31/27	150,000	146,315
Total Argentina		2,904,821
Azerbaijan – 0.0%
Republic of Azerbaijan International Bonds 3.50%, 9/1/32(d)	150,000	139,729
Bahrain – 0.1%
Bahrain Government International Bonds 7.00%, 10/12/28(d)	1,750,000	1,741,476
Bermuda – 0.0%
Bermuda Government International Bonds 2.38%, 8/20/30(d)	200,000	180,103
Brazil – 0.2%
Brazilian Government International Bonds
3.88%, 6/12/30	1,750,000	1,667,407
5.63%, 1/7/41	102,000	92,119
5.00%, 1/27/45	500,000	386,168
Total Brazil		2,145,694
Canada – 0.0%
Canada Government International Bonds 3.75%, 4/26/28	460,000	455,672

See Notes to Financial Statements.

150    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Chile – 0.1%
Chile Government International Bonds
2.55%, 1/27/32	$299,000	$263,443
3.50%, 1/31/34	286,000	255,534
4.95%, 1/5/36	873,088	845,072
3.50%, 4/15/53	555,000	375,023
Total Chile		1,739,072
China – 0.1%
China Government International Bonds 1.75%, 10/26/31(d)	518,000	461,591
Colombia – 0.1%
Colombia Government International Bonds
7.50%, 2/2/34	603,000	633,326
5.00%, 6/15/45	968,000	744,782
Total Colombia		1,378,108
Costa Rica – 0.0%
Costa Rica Government International Bonds
6.13%, 2/19/31(d)	200,000	205,239
5.63%, 4/30/43(d)	200,000	187,134
Total Costa Rica		392,373
Dominican Republic – 0.1%
Dominican Republic International Bonds
6.00%, 2/22/33(d)	500,000	498,527
5.88%, 1/30/60(d)	439,000	376,622
Total Dominican Republic		875,149
Ecuador – 0.0%
Ecuador Government International Bonds 5.50%, 7/31/40(c)(d)	103,000	84,570
Egypt – 0.1%
Egypt Government International Bonds
8.63%, 2/4/30(d)	207,000	220,751
5.88%, 2/16/31(d)	907,000	881,035
7.30%, 9/30/33(d)	200,000	200,046
Total Egypt		1,301,832
El Salvador – 0.0%
El Salvador Government International Bonds
7.65%, 6/15/35(d)	51,000	52,991
7.12%, 1/20/50(d)	160,000	146,709
Total El Salvador		199,700
Ghana – 0.0%
Ghana Government International Bonds
5.00%, 7/3/29(c)(d)	15,000	14,857
4.78%, 1/3/30(b)(d)	44,930	40,108
5.00%, 7/3/35(c)(d)	167,000	156,148
1.50%, 1/3/37(d)	166,000	97,800
Total Ghana		308,913
Investments	Principal Amount	Value
Guatemala – 0.1%
Guatemala Government Bonds
5.25%, 8/10/29(d)	$276,000	$275,037
7.05%, 10/4/32(d)	288,000	307,089
Total Guatemala		582,126
Honduras – 0.0%
Honduras Government International Bonds 5.63%, 6/24/30(d)	150,000	149,809
Hong Kong – 0.1%
Hong Kong Government International Bonds 4.50%, 1/11/28(e)	725,000	726,332
Hungary – 0.1%
Hungary Government International Bonds
5.50%, 6/16/34(d)	803,000	805,158
7.63%, 3/29/41	390,000	451,847
Total Hungary		1,257,005
Indonesia – 0.3%
Indonesia Government International Bonds
1.85%, 3/12/31	363,000	317,029
4.65%, 9/20/32	1,682,000	1,631,762
4.85%, 1/11/33	352,000	343,087
8.50%, 10/12/35(d)	513,000	616,976
4.35%, 1/11/48	332,000	261,013
3.20%, 9/23/61	1,254,000	724,756
Total Indonesia		3,894,623
Israel – 0.2%
Israel Government International Bonds
2.75%, 7/3/30	200,000	183,569
4.50%, 1/17/33	902,000	860,806
State of Israel 3.38%, 1/15/50	1,185,000	764,789
Total Israel		1,809,164
Italy – 0.1%
Republic of Italy Government International Bonds
2.88%, 10/17/29	200,000	189,633
5.38%, 6/15/33	188,000	191,648
4.00%, 10/17/49	200,000	146,903
3.88%, 5/6/51	220,000	156,241
Total Italy		684,425
Ivory Coast – 0.0%
Ivory Coast Government International Bonds
7.63%, 1/30/33(d)	200,000	212,366
6.13%, 6/15/33(d)	233,000	231,243
Total Ivory Coast		443,609

See Notes to Financial Statements.

WisdomTree Trust    151

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Jamaica – 0.0%
Jamaica Government International Bonds 8.00%, 3/15/39	$148,000	$174,593
Jordan – 0.0%
Jordan Government International Bonds 5.85%, 7/7/30(d)	439,000	441,360
Kazakhstan – 0.0%
Kazakhstan Government International Bonds 6.50%, 7/21/45(d)	200,000	212,105
Kenya – 0.0%
Republic of Kenya Government International Bonds 9.50%, 3/5/36(d)	226,000	238,364
Kuwait – 0.1%
Kuwait International Government Bonds
3.50%, 3/20/27(d)	645,000	641,525
4.65%, 10/9/35(d)	225,000	212,973
Total Kuwait		854,498
Mexico – 0.6%
Mexico Government International Bonds
2.66%, 5/24/31	862,000	759,774
8.30%, 8/15/31	85,000	97,926
7.50%, 4/8/33	54,000	60,158
6.75%, 9/27/34	88,000	91,737
6.35%, 2/9/35	2,480,000	2,507,118
6.63%, 1/29/38	850,000	854,103
6.05%, 1/11/40	520,000	493,210
4.75%, 3/8/44	2,204,000	1,721,946
5.55%, 1/21/45	88,000	77,284
6.34%, 5/4/53	1,016,000	915,437
3.77%, 5/24/61	483,000	277,932
3.75%, 4/19/71	398,000	218,570
5.75%, 10/12/2110	262,000	204,661
Total Mexico		8,279,856
Mongolia – 0.0%
Mongolia Government International Bonds 8.65%, 1/19/28(d)	200,000	208,752
Morocco – 0.0%
Morocco Government International Bonds
5.95%, 3/8/28(d)	200,000	203,012
3.00%, 12/15/32(d)	200,000	173,789
Total Morocco		376,801
Nigeria – 0.1%
Nigeria Government International Bonds
7.88%, 2/16/32(d)	222,000	233,713
7.70%, 2/23/38(d)	415,000	422,058
Total Nigeria		655,771
Investments	Principal Amount	Value
Oman – 0.1%
Oman Government International Bonds
6.25%, 1/25/31(d)	$506,000	$526,429
6.75%, 1/17/48(d)	200,000	208,724
Total Oman		735,153
Panama – 0.2%
Panama Government International Bonds
2.25%, 9/29/32	200,000	166,174
6.40%, 2/14/35	1,973,000	2,048,422
6.88%, 1/31/36(a)	265,000	282,891
4.50%, 5/15/47(a)	200,000	158,569
3.87%, 7/23/60	452,000	294,293
Total Panama		2,950,349
Paraguay – 0.0%
Paraguay Government International Bonds 6.00%, 2/9/36(d)	281,000	288,389
Peru – 0.2%
Peru Government International Bonds
3.00%, 1/15/34	2,278,000	1,940,094
6.55%, 3/14/37	515,000	549,011
2.78%, 12/1/60	623,000	327,913
3.23%, 7/8/2121	254,000	133,558
Total Peru		2,950,576
Philippines – 0.3%
Philippines Government International Bonds
5.61%, 4/13/33	721,000	735,070
5.00%, 1/13/37	1,807,000	1,724,543
3.95%, 1/20/40	985,000	815,981
2.65%, 12/10/45	678,000	415,976
Total Philippines		3,691,570
Poland – 0.1%
Republic of Poland Government International Bonds
5.50%, 11/16/27	355,000	359,489
4.63%, 3/18/29	104,000	104,418
5.75%, 11/16/32	31,000	32,001
4.88%, 10/4/33	51,000	49,893
5.13%, 9/18/34	41,000	40,365
5.50%, 4/4/53	153,000	136,974
5.50%, 3/18/54	407,000	364,106
Total Poland		1,087,246
Qatar – 0.1%
Qatar Government International Bonds
3.75%, 4/16/30(d)	902,000	868,411
9.75%, 6/15/30(e)	87,000	101,311
6.40%, 1/20/40(e)	108,000	116,459
5.10%, 4/23/48(d)	684,000	616,797
Total Qatar		1,702,978

See Notes to Financial Statements.

152    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Romania – 0.1%
Romania Government International Bonds
5.88%, 1/30/29(d)	$184,000	$185,292
6.00%, 5/25/34(d)	580,000	566,151
6.13%, 1/22/44(a)(d)	138,000	127,681
Total Romania		879,124
Saudi Arabia – 0.3%
Saudi Government International Bonds
2.25%, 2/2/33(d)	3,450,000	2,906,758
4.88%, 7/18/33(d)	850,000	834,119
4.50%, 10/26/46(d)	449,000	355,175
Total Saudi Arabia		4,096,052
Senegal – 0.0%
Senegal Government International Bonds 6.25%, 5/23/33(d)	200,000	102,311
Serbia – 0.0%
Serbia International Bonds
6.25%, 5/26/28(d)	200,000	203,523
6.00%, 6/12/34(d)	200,000	200,085
Total Serbia		403,608
South Africa – 0.1%
Republic of South Africa Government International Bonds
5.88%, 4/20/32	448,000	458,548
7.25%, 12/11/55(d)	416,000	404,854
Total South Africa		863,402
South Korea – 0.0%
Korea International Bonds 1.00%, 9/16/30	200,000	174,041
Sri Lanka – 0.0%
Sri Lanka Government International Bonds
3.10%, 1/15/30(c)(d)	100,000	102,997
3.35%, 3/15/33(c)(d)	188,434	180,976
Total Sri Lanka		283,973
Turkey – 0.3%
Hazine Mustesarligi Varlik Kiralama AS 7.25%, 2/24/27(a)(d)	443,000	447,002
Turkiye Government International Bonds
5.25%, 3/13/30	2,972,000	2,876,033
5.88%, 6/26/31	200,000	194,609
4.88%, 4/16/43	232,000	171,966
5.75%, 5/11/47	237,000	187,923
Total Turkey		3,877,533
Ukraine – 0.0%
Ukraine Government International Bonds
0.00%, 2/1/30 (0.00% until 2/1/27, 3.00% thereafter)(c)(e)	15,406	11,123
0.00%, 2/1/34 (0.00% until 2/1/27, then 3.00% to 8/1/33, 7.75% thereafter)(c)(e)	57,572	32,221
Investments	Principal Amount	Value
4.50%, 2/1/34 (4.50% until 2/1/27, then 6.00% to 8/1/33, 7.75% thereafter)(c)(e)	$211,022	$145,660
0.00%, 2/1/35 (0.00% until 2/1/27, then 3.00% to 8/1/33, 7.75% thereafter)(c)(e)	48,652	28,195
4.50%, 2/1/35 (4.50% until 2/1/27, then 6.00% to 8/1/33, 7.75% thereafter)(c)(e)	70,511	47,778
0.00%, 2/1/36 (0.00% until 2/1/27, then 3.00% to 8/1/33, 7.75% thereafter)(c)(e)	40,544	23,458
4.50%, 2/1/36 (4.50% until 2/1/27, then 6.00% to 8/1/33, 7.75% thereafter)(c)(e)	70,511	47,034
Total Ukraine		335,469
United Arab Emirates – 0.2%
Abu Dhabi Government International Bonds
3.13%, 4/16/30(d)	1,200,000	1,136,685
5.00%, 4/30/34(d)	201,000	200,765
3.13%, 9/30/49(d)	200,000	128,862
3.88%, 4/16/50(d)	200,000	145,705
Emirate of Dubai Government International Bonds 5.25%, 1/30/43(d)	200,000	184,157
UAE International Government Bonds
2.00%, 10/19/31(d)	200,000	174,326
2.88%, 10/19/41(d)	356,000	254,533
Total United Arab Emirates		2,225,033
Uruguay – 0.2%
Uruguay Government International Bonds 5.75%, 10/28/34	2,016,627	2,073,516
Uzbekistan – 0.0%
Republic of Uzbekistan International Bonds 5.38%, 2/20/29(d)	200,000	199,936
Zambia – 0.0%
Zambia Government International Bonds 5.75%, 6/30/33(c)(d)	31,687	31,198
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $64,127,198)		64,461,470
SUPRANATIONAL BONDS – 0.7%
African Development Bank 4.38%, 11/3/27	159,000	159,046
Asian Development Bank
4.13%, 1/12/27	101,000	101,015
1.50%, 1/20/27	72,000	71,295
6.22%, 8/15/27	6,000	6,088
3.13%, 8/20/27	181,000	179,045
2.50%, 11/2/27	133,000	130,274
2.75%, 1/19/28	36,000	35,239
3.75%, 4/25/28	261,000	258,518
1.25%, 6/9/28	11,000	10,424
3.13%, 9/26/28	15,000	14,638
4.38%, 3/6/29	72,000	71,950
1.88%, 1/24/30	111,000	102,080
0.75%, 10/8/30	108,000	93,045

See Notes to Financial Statements.

WisdomTree Trust    153

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
1.50%, 3/4/31	$122,000	$107,217
3.13%, 4/27/32	21,000	19,506
4.00%, 1/12/33	132,000	127,683
3.88%, 6/14/33	76,000	72,725
4.13%, 1/12/34	191,000	184,737
Asian Infrastructure Investment Bank
4.88%, 9/14/26	41,000	41,015
3.75%, 9/14/27	129,000	128,317
4.13%, 1/18/29	62,000	61,612
4.25%, 3/13/34	146,000	142,211
Central American Bank for Economic Integration 3.75%, 1/22/29(d)	425,000	417,225
Corp. Andina de Fomento 4.63%, 1/15/36	119,000	114,794
Council Of Europe Development Bank 4.63%, 6/11/27	70,000	70,202
European Bank for Reconstruction & Development
4.38%, 3/9/28	150,000	150,035
4.13%, 1/25/29	12,000	11,922
4.25%, 3/13/34	321,000	312,274
European Investment Bank
0.63%, 10/21/27	21,000	20,155
3.25%, 11/15/27	572,000	564,940
3.88%, 3/15/28	191,000	189,674
4.50%, 10/16/28	488,000	489,263
4.00%, 2/15/29	103,000	102,030
1.75%, 3/15/29	13,000	12,181
1.63%, 10/9/29	170,000	156,342
0.88%, 5/17/30(a)	21,000	18,449
3.63%, 7/15/30	82,000	79,538
0.75%, 9/23/30	11,000	9,497
1.25%, 2/14/31	82,000	71,369
1.63%, 5/13/31(a)	11,000	9,672
3.75%, 2/14/33	103,000	98,193
4.13%, 2/13/34	82,000	79,274
4.88%, 2/15/36	21,000	21,212
Inter-American Development Bank
4.13%, 2/15/29	45,000	44,707
4.50%, 2/15/30	222,000	222,329
4.25%, 3/20/30	578,000	573,899
3.20%, 8/7/42(a)	430,000	336,512
International Bank for Reconstruction & Development
3.13%, 6/15/27	173,000	171,508
0.75%, 11/24/27	623,000	596,458
3.50%, 7/12/28	661,000	650,967
4.00%, 1/10/31	192,000	188,248
1.63%, 11/3/31	103,000	89,311
4.75%, 11/14/33	62,000	62,398
5.06%, 2/28/39	414,000	403,079
International Development Association
0.75%, 6/10/27(d)	41,000	39,917
4.38%, 11/27/29(e)	173,000	172,621
Investments	Principal Amount	Value
International Finance Corp. 0.75%, 10/8/26	$268,000	$267,141
IsDB Trust Services No. 2 SARL 3.21%, 4/28/27(d)	708,000	703,034
TOTAL SUPRANATIONAL BONDS (Cost: $9,738,577)		9,638,050
COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.4%
United States – 3.4%
BANK
3.63%, 5/15/50, Series 2017-BNK4, Class A4	600,000	595,549
2.56%, 5/15/64, Series 2021-BNK33, Class A5	2,062,257	1,839,424
2.62%, 11/15/64, Series 2021-BNK37, Class A5*(c)	410,000	361,359
2.75%, 12/15/64, Series 2021-BNK38, Class AS	750,000	636,464
3.92%, 4/15/65, Series 2022-BNK41, Class A4*(c)	700,000	651,241
Bank of America Merrill Lynch Commercial Mortgage Trust 3.88%, 2/15/50, Series 2017-BNK3, Class B*(c)	994,000	982,501
Barclays Commercial Mortgage Trust
3.17%, 8/15/52, Series 2019-C4, Class AS	400,000	369,941
3.06%, 11/15/52, Series 2019-C5, Class A4	1,400,000	1,320,347
BBCMS Mortgage Trust 4.44%, 9/15/55, Series 2022-C17, Class A5	650,000	620,647
Benchmark Mortgage Trust
4.03%, 4/10/51, Series 2018-B3, Class A5	1,649,806	1,627,794
1.98%, 12/17/53, Series 2020-B21, Class A5	2,062,257	1,812,716
4.59%, 5/15/55, Series 2022-B35, Class A5*(c)	2,180,934	2,070,897
5.94%, 11/15/55, Series 2022-B37, Class A5*(c)	500,000	513,546
3.72%, 3/15/62, Series 2019-B10, Class A4	203,000	196,352
Cantor Commercial Real Estate Lending 3.12%, 11/15/52, Series 2019-CF2, Class AS	200,000	185,641
Citigroup Commercial Mortgage Trust 2.92%, 2/15/53, Series 2020-GC46, Class AS*(c)	119,000	107,028
COMM Mortgage Trust 3.26%, 8/15/57, Series 2019-GC44, Class AM	600,000	551,437
CSAIL Commercial Mortgage Trust 3.48%, 3/15/53, Series 2020-C19, Class B*(c)	425,000	348,004
See Notes to Financial Statements.

154    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.30%, 10/25/26, Series K060, Class A2	$564,887	$563,096
3.19%, 7/25/27, Series K067, Class A2	750,000	741,713
3.24%, 8/25/27, Series K068, Class A2	140,000	138,382
1.47%, 9/25/27, Series K740, Class A2	500,000	485,346
3.19%, 9/25/27, Series K069, Class A2*(c)	52,639	51,918
3.29%, 11/25/27, Series K071, Class A2	500,000	492,682
3.35%, 1/25/28, Series K073, Class A2	499,916	492,335
3.93%, 6/25/28, Series K079, Class A2	804,000	793,994
3.90%, 8/25/28, Series K081, Class A2*(c)	200,000	197,136
4.74%, 8/25/28, Series K508, Class A2*(c)	500,000	500,103
4.80%, 9/25/28, Series K507, Class A2*(c)	500,000	500,588
4.85%, 9/25/28, Series K509, Class A2	500,000	500,978
4.86%, 10/25/28, Series K511, Class A2	500,000	501,128
5.40%, 1/25/29, Series K518, Class A2	265,000	268,723
3.42%, 2/25/29, Series K090, Class A2	1,000,000	971,292
3.29%, 3/25/29, Series K153, Class A2*(c)	500,000	484,292
3.51%, 3/25/29, Series K091, Class A2	1,000,000	972,826
2.51%, 7/25/29, Series K097, Class A2	500,000	471,049
4.41%, 1/25/30, Series K539, Class A2*(c)	500,000	494,748
4.40%, 4/25/30, Series K542, Class A2	500,000	494,424
4.33%, 6/25/30, Series K543, Class A2*(c)	500,000	492,733
1.38%, 7/25/30, Series K116, Class A2	1,000,000	884,390
1.50%, 10/25/30, Series K120, Class A2	1,000,000	880,471
1.55%, 10/25/30, Series K121, Class A2	500,000	440,938
2.11%, 1/25/31, Series K127, Class A2	1,000,000	897,182
3.83%, 6/25/31, Series KF115, Class AS, (3.83% fixed rate until ; Secured Overnight Financing Rate 30 Day Average + 0.21% thereafter)*(c)	209,001	207,291
4.46%, 8/25/31, Series K757, Class A2	500,000	492,829
2.13%, 11/25/31, Series K136, Class A2	1,000,000	879,548
3.85%, 12/25/31, Series KF128, Class AS, (3.85% fixed rate until ; Secured Overnight Financing Rate 30 Day Average + 0.23% thereafter)*(c)	108,620	107,705
2.25%, 1/25/32, Series K140, Class A2	1,000,000	880,277
2.59%, 1/25/32, Series K139, Class A2*(c)	1,200,000	1,076,075
2.25%, 2/25/32, Series K141, Class A2	1,000,000	880,462
3.42%, 4/25/32, Series K154, Class A2	1,000,000	964,682
2.92%, 6/25/32, Series K146, Class A2	1,000,000	905,388
3.00%, 6/25/32, Series K147, Class A2*(c)	1,500,000	1,363,065
3.50%, 7/25/32, Series K148, Class A2*(c)	1,000,000	932,386
3.53%, 8/25/32, Series K149, Class A2	500,000	466,556
4.35%, 1/25/33, Series K154, Class A2*(c)	310,000	301,100
4.90%, 10/25/33, Series K-161, Class A2*(c)	500,000	499,291
5.15%, 12/25/33, Series K-162, Class A2*(c)	500,000	506,562
1.94%, 2/25/35, Series K1515, Class A2	480,000	382,979
2.36%, 10/25/36, Series K1522, Class A2	250,000	197,189
Federal National Mortgage Association-Aces
3.89%, 9/25/30, Series 2018-M13, Class A2*(c)	457,213	442,543
Investments	Principal Amount	Value
FREMF Mortgage Trust 4.35%, 6/25/51, Series 2018-K76, Class B*(c)(e)	$205,000	$202,035
JPMDB Commercial Mortgage Securities Trust 3.06%, 11/13/52, Series 2019-COR6, Class A4	721,790	658,555
Morgan Stanley Bank of America Merrill Lynch Trust 3.88%, 4/15/48, Series 2015-C22, Class B*(c)	200,000	186,264
Morgan Stanley Capital I Trust
3.28%, 11/15/49, Series 2016-BNK2, Class AS	1,000,000	993,738
2.73%, 5/15/54, Series 2021-L5, Class A4	2,062,257	1,849,763
UBS Commercial Mortgage Trust 4.12%, 3/15/51, Series 2018-C9, Class A4*(c)	412,451	407,253
Wells Fargo Commercial Mortgage Trust 4.44%, 9/15/61, Series 2018-C47, Class A4	100,000	98,971
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $44,264,988)		44,385,862
MUNICIPAL BONDS – 0.3%
United States – 0.3%
Metropolitan Transportation Authority 6.81%, 11/15/40, Series E	645,000	690,040
New Jersey Turnpike Authority 7.10%, 1/1/41, Series A	195,000	217,204
Port Authority of New York & New Jersey 4.93%, 10/1/51	965,000	861,146
State of California 7.55%, 4/1/39	275,000	317,239
State of Connecticut 5.85%, 3/15/32, Series A	1,330,000	1,381,868
TOTAL MUNICIPAL BONDS (Cost: $3,697,570)		3,467,497
ASSET-BACKED SECURITIES – 2.6%
United States – 2.6%
American Express Credit Account Master Trust
5.23%, 4/15/29, Series 2024-1, Class A	2,000,000	2,012,215
4.80%, 5/15/30, Series 2023-2, Class A	1,800,000	1,809,296
Carmax Auto Owner Trust 4.69%, 2/15/28, Series 2022-3, Class B	171,000	171,085
CarMax Auto Owner Trust 5.50%, 1/16/29, Series 2024-2, Class A3	725,478	729,759
Chase Issuance Trust
5.16%, 9/15/28, Series 2023-A1, Class A	960,000	960,468
5.08%, 9/15/30, Series 2023-A2, Class A	3,725,000	3,762,343
CNH Equipment Trust 5.25%, 11/15/29, Series 2022-C, Class A4	3,950,000	3,963,480
Exeter Automobile Receivables Trust
4.38%, 6/15/28, Series 2025-5A, Class A2	269,830	269,892
5.70%, 7/16/29, Series 2024-3A, Class C	695,231	698,564

See Notes to Financial Statements.

WisdomTree Trust    155

Schedule of Investments (continued) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026
Investments	Principal Amount	Value
First Investors Auto Owner Trust 4.31%, 12/15/28, Series 2025-1A, Class A2(e)	$656,030	$656,185
Ford Credit Auto Owner Trust
4.40%, 8/15/30, Series 2024-C, Class B	1,800,000	1,789,661
3.88%, 11/15/34, Series 2022-1, Class A(e)	600,000	598,052
Ford Credit Floorplan Master Owner Trust A 4.06%, 11/15/30, Series 2018-4, Class A	2,250,000	2,218,880
GM Financial Automobile Leasing Trust 4.58%, 5/22/28, Series 2025-2, Class A3	875,000	876,236
GM Financial Revolving Receivables Trust 1.17%, 6/12/34, Series 2021-1, Class A(e)	630,000	629,493
Harley-Davidson Motorcycle Trust 4.67%, 4/15/30, Series 2025-A, Class A3	1,260,000	1,263,160
Honda Auto Receivables Owner Trust 5.21%, 7/18/30, Series 2024-2, Class A4	650,000	654,979
Hyundai Auto Receivables Trust 4.74%, 9/16/30, Series 2024-B, Class A4	650,000	651,299
Mercedes-Benz Auto Receivables Trust 5.25%, 2/15/29, Series 2022-1, Class A4	438,346	439,515
Nissan Auto Lease Trust 4.92%, 11/15/27, Series 2024-B, Class A3	981,393	983,627
Nissan Auto Receivables Owner Trust
4.45%, 11/15/29, Series 2022-B, Class A4	226,170	226,382
4.35%, 9/15/31, Series 2024-B, Class A4	1,500,000	1,497,446
Santander Drive Auto Receivables Trust 6.40%, 3/17/31, Series 2023-6, Class C	500,000	509,597
Synchrony Card Funding LLC 4.49%, 5/15/31, Series 2025-A2, Class A	2,125,000	2,121,325
Toyota Auto Receivables Owner Trust 3.86%, 9/16/30, Series 2026-A, Class A3	2,800,000	2,765,517
Verizon Master Trust 5.34%, 4/22/30, Series 2024-3, Class A1A	365,000	367,329
World Omni Auto Receivables Trust 4.86%, 11/15/30, Series 2025-A, Class A4	1,150,000	1,155,672
TOTAL ASSET-BACKED SECURITIES (Cost: $33,836,922)		33,781,457
	Shares
COMMON STOCKS – 0.0%
United States – 0.0%
QVC Group, Inc.† (Cost: $11,460)	573	10,079
WARRANTS – 0.0%
United States – 0.0%
RRD Parent, Inc., expiring 1/1/35^† (Cost: $0)	11	74,250
Investments	Shares	Value
MUTUAL FUND – 0.6%
United States – 0.6%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%(h) (Cost: $7,211,603)	7,211,603	$7,211,603
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.9%
United States – 1.9%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.63%(h)	13,068,266	13,068,266
WisdomTree Treasury Money Market Digital Fund, 3.45%(h)(i)	12,200,000	12,200,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $25,268,266)		25,268,266
TOTAL INVESTMENTS IN SECURITIES – 101.0% (Cost: $1,353,025,983)		1,324,147,450
Other Liabilities less Assets – (1.0)%		(13,384,767)
NET ASSETS – 100.0%		$1,310,762,683

†     Non-income producing security.

*     Variable coupon rate based on weighted average interest rate of underlying mortgage.

^     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $74,250, which represents 0.0% of net assets.

(a)     Security, or portion thereof, was on loan at August 31, 2026 (See Note 2). At August 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $90,969,045 and the total market value of the collateral held by the Fund was $94,785,512. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $69,517,246.

(b)     Represents a zero coupon bond. Rate shown reflects the effective yield as of August 31, 2026.

(c)     Rate shown reflects the accrual rate as of August 31, 2026 on securities with variable or step rates.

(d)     This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(e)     This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(f)     Security is in default on interest payments.

(g)     The security has a perpetual maturity; the date displayed is the next call date.

(h)     Rate shown represents annualized 7-day yield as of August 31, 2026.

(i)     Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

ABBREVIATIONS:
PIK	Payment In Kind

See Notes to Financial Statements.

156    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Voya Yield Enhanced USD Universal Bond Fund (UNIY) August 31, 2026

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended August 31, 2026 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 8/31/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$7,900,000	$236,400,000	$232,100,000	$—	$—	$12,200,000	$364,470

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value[1]	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	22	12/31/26	$(4,515,156)	$11,890
U.S. Treasury Ultra Long Term Bond	87	12/21/26	(9,572,719)	110,141
			$(14,087,875)	$122,031
Long Exposure
5 Year U.S. Treasury Note	331	12/31/26	$34,987,734	$(172,498)
10 Year U.S. Treasury Note	274	12/21/26	29,497,813	(125,057)
Ultra 10 Year U.S. Treasury Note	60	12/21/26	6,565,313	(10,436)
			$71,050,860	$(307,991)
Total – Net			$56,962,985	$(185,960)

¹  Notional value is derived by multiplying the number of contracts by the applicable contract multiplier or factor and the current futures price.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$223,710,034	$—		$223,710,034
U.S. Government Obligations	—	342,830,784	—		342,830,784
Corporate Bonds	—	558,479,211	—		558,479,211
Foreign Government Agencies	—	10,828,887	—		10,828,887
Foreign Government Obligations	—	64,461,470	—		64,461,470
Supranational Bonds	—	9,638,050	—		9,638,050
Commercial Mortgage-Backed Securities	—	44,385,862	—		44,385,862
Municipal Bonds	—	3,467,497	—		3,467,497
Asset-Backed Securities	—	33,781,457	—		33,781,457
Common Stocks	10,079	—	—		10,079
Warrants	—	—	74,250	*	74,250
Mutual Fund	—	7,211,603	—		7,211,603
Investment of Cash Collateral for Securities Loaned	—	25,268,266	—		25,268,266
Total Investments in Securities	$10,079	$1,324,063,121	$74,250		$1,324,147,450
Financial Derivative Instruments
Futures Contracts[1]	$122,031	$—	$—		$122,031
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(307,991)	$—	$—		$(307,991)
Total – Net	$(175,881)	$1,324,063,121	$74,250		$1,323,961,490

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    157

Schedule of Investments WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2026
Investments in Long Securities	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – 14.1%
Federal Farm Credit Bank – 0.8%
5.15%, 2/17/39	$3,229,000	$3,158,712
1.95%, 8/13/40	1,300,000	860,689
4.95%, 3/11/41	3,090,000	2,894,285
Total Federal Farm Credit Bank		6,913,686
Federal Home Loan Bank – 0.6%
5.63%, 3/14/36	1,135,000	1,201,187
5.50%, 7/15/36	3,465,000	3,642,608
Total Federal Home Loan Bank		4,843,795
Federal Home Loan Mortgage Corp. – 2.3%
3.00%, 5/1/30	0†	0	‡
4.00%, 11/1/33	8	8
2.00%, 10/1/35	0†	0	‡
6.50%, 3/1/36	45,038	46,186
2.00%, 2/1/37	0†	0	‡
5.00%, 6/1/37	713	713
3.50%, 7/1/38	15,864	14,952
4.67%, 11/15/38, Series 1(a)	3,727,000	1,996,909
4.93%, 11/15/38(a)	2,820,000	1,522,411
5.50%, 2/1/40	3,088	3,151
5.00%, 3/1/41	67,875	67,803
5.50%, 6/1/41	1,384	1,409
5.00%, 7/1/41	2,622	2,625
3.50%, 1/1/44	54,610	50,541
3.50%, 8/1/45	225,725	206,268
4.00%, 9/1/45	31,346	29,453
4.00%, 10/1/45	34,493	32,451
4.00%, 12/1/45	61,657	57,933
3.00%, 6/1/46	29,871	26,278
3.00%, 9/1/46	91,256	81,725
3.00%, 10/1/46	37,274	32,866
3.50%, 11/1/46	7,220	6,560
4.00%, 1/1/47	58,992	55,175
3.50%, 4/1/47	82,440	74,513
4.00%, 5/1/47	34,569	32,215
3.50%, 9/1/47	81,454	73,718
4.00%, 10/1/47	67,161	62,511
4.50%, 10/1/47	21,998	21,116
3.50%, 11/1/47	107,873	97,500
4.00%, 9/1/48	34,323	31,940
5.00%, 3/1/49	7,789	7,684
4.50%, 5/1/49	39,949	38,139
4.00%, 6/1/49	19,563	18,209
4.00%, 7/1/49	328,347	304,888
4.50%, 7/1/49	19,697	18,804
3.50%, 8/1/49	214,770	193,711
5.00%, 10/1/49	173,679	171,104
5.50%, 10/1/49	0†	0	‡
3.00%, 5/1/50	13,705	11,834
Investments in Long Securities	Principal Amount	Value
3.00%, 5/1/50	$28,102	$24,408
2.50%, 6/1/50	63,194	52,523
2.50%, 7/1/50	88,748	74,232
2.00%, 9/1/50	1,388,660	1,099,215
2.50%, 10/1/50	170,493	142,942
2.00%, 1/1/51	110,082	87,005
2.50%, 1/1/51	561,479	459,750
1.50%, 2/1/51	307,367	230,926
2.00%, 2/1/51	64,015	50,573
2.00%, 3/1/51	212,549	167,917
1.50%, 4/1/51	381,368	285,805
2.00%, 4/1/51	619,979	489,428
2.50%, 4/1/51	36,581	29,919
2.50%, 9/1/51	0†	0	‡
2.50%, 9/1/51	688,270	567,130
1.50%, 10/1/51	57,347	42,964
3.50%, 10/1/51	73,095	65,417
2.00%, 11/1/51	115,272	90,708
2.00%, 12/1/51	68,693	54,031
2.50%, 12/1/51	82,621	67,593
2.00%, 1/1/52	86,399	67,927
2.50%, 1/1/52	247,519	203,801
3.50%, 1/1/52	50,740	45,398
2.50%, 2/1/52	268,691	222,569
2.00%, 3/1/52	363,740	289,376
2.00%, 3/1/52	1,061,926	837,116
2.50%, 4/1/52	62,756	51,912
2.50%, 4/1/52	585,414	484,637
2.00%, 5/1/52	247,452	197,102
2.50%, 5/1/52	143,043	117,735
2.00%, 6/1/52	67,565	53,285
3.00%, 6/1/52	265,473	228,929
3.50%, 6/1/52	69,950	62,247
3.00%, 7/1/52	39,100	33,462
4.50%, 7/1/52	36,146	34,272
4.00%, 8/1/52	19,016	17,470
4.50%, 8/1/52	37,178	35,245
4.50%, 8/1/52	216,054	204,822
4.00%, 9/1/52	57,485	52,799
4.50%, 9/1/52	60,363	57,223
4.50%, 9/1/52	151,330	143,435
4.50%, 9/1/52	189,370	179,517
5.00%, 9/1/52	17,537	17,091
5.00%, 9/1/52	41,134	40,193
4.50%, 10/1/52	19,302	18,275
4.50%, 10/1/52	159,755	151,332
5.00%, 10/1/52	113,868	110,969
5.00%, 11/1/52	110,461	107,649
3.50%, 12/1/52	36,107	32,130
4.50%, 12/1/52	132,193	125,292
5.00%, 12/1/52	18,969	18,486

See Notes to Financial Statements.

158    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2026
Investments in Long Securities	Principal Amount	Value
4.00%, 1/1/53	$19,815	$18,195
4.50%, 1/1/53	55,151	52,277
4.50%, 1/1/53	74,749	70,854
5.00%, 2/1/53	140,150	136,446
5.50%, 3/1/53	40,075	39,980
5.00%, 4/1/53	225,160	219,032
5.00%, 5/1/53	38,880	37,841
5.00%, 6/1/53	73,347	71,181
5.50%, 6/1/53	16,689	16,635
5.50%, 8/1/53	17,180	17,119
5.00%, 9/1/53	237,171	230,831
5.50%, 9/1/53	246,157	245,431
6.00%, 9/1/53	156,304	158,796
6.50%, 9/1/53	45,201	46,762
2.50%, 10/1/53	246,272	202,622
6.00%, 10/1/53	83,034	84,371
6.50%, 10/1/53	20,707	21,423
4.50%, 11/1/53	68,161	64,440
5.50%, 11/1/53	498,937	497,212
6.00%, 11/1/53	39,519	40,630
6.00%, 11/1/53	261,047	265,167
6.50%, 11/1/53	95,780	99,089
6.00%, 12/1/53	25,211	25,607
6.50%, 12/1/53	71,073	73,528
2.50%, 1/1/54	48,578	40,013
6.50%, 1/1/54	118,465	122,557
6.00%, 7/1/54	19,343	19,690
6.00%, 7/1/54	32,281	32,802
6.00%, 8/1/54	229,335	232,934
6.50%, 8/1/54	14,989	15,595
6.00%, 9/1/54	520,583	528,708
5.00%, 11/1/54	45,764	44,432
5.00%, 12/1/54	139,462	135,882
5.50%, 12/1/54	383,251	380,997
5.50%, 3/1/55	613,494	611,685
5.00%, 4/1/55	289,076	279,135
5.50%, 6/1/55	22,245	22,179
6.00%, 6/1/55	247,340	250,246
6.00%, 7/1/55	723,426	731,889
6.50%, 7/1/55	160,633	165,578
5.50%, 1/1/56	299,297	299,585
5.50%, 2/1/56	433,124	433,543
5.50%, 4/1/56	222,655	220,619
5.50%, 6/1/56	64,448	63,838
Total Federal Home Loan Mortgage Corp.		21,084,861
Federal National Mortgage Association – 3.9%
2.50%, 11/1/30	0†	0	‡
2.50%, 1/1/32	0†	0	‡
3.00%, 5/1/32	0†	0	‡
6.00%, 12/1/32	48,365	48,800
2.50%, 1/1/33	0†	0	‡
Investments in Long Securities	Principal Amount	Value
5.50%, 10/1/35	$12,906	$13,114
2.00%, 12/1/36	0†	0	‡
5.50%, 4/1/37	56,194	56,871
5.63%, 7/15/37(b)	5,358,000	5,683,591
5.50%, 1/1/38	12,337	12,517
5.00%, 5/1/38	4,646	4,646
5.50%, 6/1/38	36,850	37,459
6.21%, 8/6/38	1,170,000	1,302,543
5.50%, 11/1/38	895	910
5.00%, 9/1/39	78,550	78,310
6.00%, 7/1/41	140,312	144,712
4.00%, 10/1/41	311,826	295,931
4.00%, 11/1/41	31,559	29,947
4.50%, 1/1/42	63,906	62,411
6.00%, 1/1/42	108,661	112,046
4.00%, 9/1/42	113,747	108,056
2.50%, 2/1/43	104,964	91,728
3.50%, 7/1/43	194,184	179,988
3.00%, 8/1/43	115,732	103,851
3.00%, 8/1/43	116,629	104,307
3.00%, 9/1/43	129,504	115,822
4.50%, 9/1/43	9,459	9,237
3.50%, 10/1/43	76,057	70,040
4.50%, 5/1/44	14,257	13,818
4.00%, 6/1/44	21,781	20,511
4.00%, 7/1/44	4,901	4,614
4.50%, 2/1/45	24,197	23,452
3.50%, 6/1/45	2,006	1,825
4.00%, 6/1/45	136,655	128,661
4.00%, 9/1/45	26,005	24,435
3.00%, 12/1/45	29,982	26,490
4.00%, 1/1/46	51,209	48,122
3.50%, 2/1/46	20,249	18,481
3.00%, 6/1/46	24,897	21,874
4.00%, 7/1/46	24,009	22,424
2.50%, 9/1/46	12,169	10,302
2.50%, 10/1/46	15,564	13,176
3.00%, 10/1/46	43,076	37,845
3.00%, 10/1/46	102,178	89,771
3.00%, 11/1/46	55,459	48,725
2.50%, 12/1/46	27,331	23,137
3.00%, 12/1/46	73,418	64,496
3.50%, 12/1/46	281,302	255,228
2.50%, 1/1/47	35,649	30,178
3.50%, 1/1/47	73,936	67,083
5.50%, 1/1/47	116,634	118,511
3.00%, 5/1/47	356,861	318,229
4.50%, 5/1/47	158,295	153,424
4.00%, 6/1/47	39,358	36,982
3.50%, 7/1/47	230,231	211,342
3.50%, 7/1/47	322,635	298,204

See Notes to Financial Statements.

WisdomTree Trust    159

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2026
Investments in Long Securities	Principal Amount	Value
4.00%, 7/1/47	$37,807	$35,287
5.00%, 7/1/47	78,776	78,777
4.50%, 1/1/48	41,018	39,322
3.50%, 2/1/48	313,749	283,581
5.00%, 5/1/48	26,288	25,955
3.00%, 8/1/48	256,484	228,441
4.00%, 9/1/48	86,164	80,119
5.00%, 10/1/48	246,177	245,427
3.00%, 11/1/48	666,514	588,877
3.50%, 11/1/48	83,694	75,647
5.00%, 3/1/49	5,769	5,684
4.00%, 4/1/49	8,219	7,626
4.00%, 5/1/49	5,353	4,967
4.50%, 5/1/49	80,442	76,798
3.50%, 6/1/49	133,758	120,897
3.50%, 7/1/49	42,939	38,565
3.00%, 10/1/49	260,297	225,129
5.00%, 2/1/50	125,839	123,973
3.00%, 3/1/50	107,393	93,594
4.00%, 3/1/50	227,136	211,080
5.00%, 3/1/50	58,733	57,908
4.50%, 4/1/50	344,749	330,695
2.50%, 5/1/50	804,396	674,317
3.50%, 5/1/50	278,836	252,310
2.00%, 7/1/50	532,159	425,788
3.00%, 8/1/50	290,428	250,999
2.00%, 9/1/50	1,416,785	1,121,972
2.50%, 9/1/50	149,417	123,690
2.00%, 10/1/50	1,257,674	1,006,523
1.50%, 11/1/50	194,375	145,751
2.00%, 11/1/50	102,540	82,456
3.00%, 11/1/50	218,105	190,292
1.50%, 12/1/50	198,213	148,622
1.50%, 12/1/50	213,960	160,532
2.00%, 12/1/50	261,379	206,676
2.00%, 1/1/51	65,545	51,781
2.50%, 2/1/51	303,498	254,267
2.00%, 3/1/51	950,597	751,291
2.50%, 3/1/51	416,653	344,913
1.50%, 5/1/51	68,924	51,656
2.50%, 5/1/51	276,402	226,170
2.50%, 6/1/51	63,833	52,658
2.50%, 6/1/51	79,193	66,024
2.00%, 7/1/51	0†	0	‡
2.50%, 8/1/51	335,235	278,363
2.50%, 9/1/51	140,832	116,044
1.50%, 10/1/51	81,586	61,123
2.00%, 10/1/51	247,104	196,413
2.00%, 10/1/51	1,885,361	1,485,962
2.50%, 10/1/51	368,188	301,052
2.50%, 10/1/51	364,164	303,352
Investments in Long Securities	Principal Amount	Value
2.50%, 10/1/51	$496,788	$409,196
2.50%, 11/1/51	184,936	154,903
2.00%, 12/1/51	68,911	54,322
2.50%, 12/1/51	215,773	178,868
3.00%, 12/1/51	137,362	118,791
2.00%, 1/1/52	0†	0	‡
2.00%, 1/1/52	373,383	294,548
2.50%, 1/1/52	97,578	80,642
2.50%, 1/1/52	168,343	139,880
3.00%, 1/1/52	36,867	31,496
3.00%, 1/1/52	194,700	166,334
2.00%, 2/1/52	47,270	37,164
2.00%, 2/1/52	96,366	75,855
2.00%, 2/1/52	138,638	109,385
2.00%, 2/1/52	277,803	218,508
2.50%, 2/1/52	71,368	59,427
3.00%, 2/1/52	18,917	16,304
3.00%, 2/1/52	285,550	246,945
3.00%, 2/1/52	672,011	580,760
2.50%, 3/1/52	135,393	111,366
2.50%, 3/1/52	173,972	144,652
2.50%, 3/1/52	195,760	161,073
2.50%, 3/1/52	259,856	213,880
2.50%, 3/1/52	395,985	326,411
3.00%, 3/1/52	116,119	100,530
1.50%, 4/1/52	70,544	52,856
3.50%, 4/1/52	20,601	18,502
3.50%, 4/1/52	91,492	82,172
2.00%, 5/1/52	304,361	239,397
2.50%, 5/1/52	230,634	192,206
3.00%, 5/1/52	22,628	19,548
3.00%, 5/1/52	313,393	270,350
3.50%, 5/1/52	34,504	30,749
3.50%, 5/1/52	35,320	31,441
3.50%, 5/1/52	107,319	95,743
4.00%, 5/1/52	67,102	61,660
2.00%, 6/1/52	721,052	562,828
3.00%, 6/1/52	137,092	117,799
3.50%, 6/1/52	18,952	16,908
3.50%, 6/1/52	139,786	124,391
2.50%, 7/1/52	250,666	204,788
4.50%, 7/1/52	75,278	71,368
3.50%, 8/1/52	197,739	175,977
4.00%, 8/1/52	183,143	169,244
4.50%, 8/1/52	54,172	51,359
2.50%, 9/1/52	57,592	47,366
4.00%, 9/1/52	72,970	67,047
5.00%, 9/1/52	142,911	139,273
4.00%, 10/1/52	29,402	27,169
4.50%, 10/1/52	18,644	17,672
5.00%, 10/1/52	134,841	131,407

See Notes to Financial Statements.

160    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2026
Investments in Long Securities	Principal Amount	Value
4.00%, 11/1/52	$570,232	$523,662
4.00%, 1/1/53	80,104	73,556
5.50%, 1/1/53	79,106	79,103
4.00%, 2/1/53	19,439	17,860
5.00%, 2/1/53	34,164	33,470
5.50%, 2/1/53	55,604	55,586
5.50%, 2/1/53	66,961	67,060
4.00%, 3/1/53	21,108	19,381
4.00%, 3/1/53	40,462	37,148
5.00%, 4/1/53	18,376	17,876
6.00%, 4/1/53	40,061	40,657
5.50%, 5/1/53	24,737	24,802
4.50%, 6/1/53	89,006	84,434
5.00%, 6/1/53	123,714	120,406
5.50%, 7/1/53	19,485	19,533
5.50%, 7/1/53	71,542	71,328
6.00%, 7/1/53	247,653	251,641
5.00%, 8/1/53	19,162	18,641
5.50%, 8/1/53	50,791	50,611
6.00%, 8/1/53	40,955	41,611
5.50%, 9/1/53	18,595	18,581
5.00%, 10/1/53	108,159	105,215
5.50%, 10/1/53	16,659	16,595
5.50%, 10/1/53	62,628	62,407
5.50%, 11/1/53	335,419	334,260
6.50%, 11/1/53	19,589	20,266
4.00%, 12/1/53	58,305	53,926
4.50%, 1/1/54	41,953	39,749
6.50%, 1/1/54	54,852	57,063
6.00%, 2/1/54	15,761	16,112
5.50%, 3/1/54	57,541	57,242
6.00%, 5/1/54	17,202	17,545
5.00%, 6/1/54	83,723	81,486
6.00%, 6/1/54	14,883	15,119
6.00%, 6/1/54	18,691	19,078
7.00%, 6/1/54	8,108	8,499
6.50%, 8/1/54	17,212	17,925
6.00%, 9/1/54	170,142	173,113
6.50%, 9/1/54	247,480	255,519
6.00%, 12/1/54	72,300	73,467
6.00%, 2/1/55	243,029	248,062
6.50%, 2/1/55	540,593	557,771
5.50%, 4/1/55	891,612	892,919
6.00%, 5/1/55	437,569	447,720
6.00%, 7/1/55	31,288	32,055
5.50%, 8/1/55	195,224	193,439
Total Federal National Mortgage Association		35,621,482
Government National Mortgage Association – 1.2%
2.00%, 10/15/55(c)	1,750,000	1,402,537
2.50%, 10/15/55(c)	1,775,000	1,483,066
3.50%, 10/15/55	1,125,000	982,838
Investments in Long Securities	Principal Amount	Value
4.00%, 10/15/55	$775,000	$699,192
5.00%, 10/15/55(c)	1,775,000	1,716,340
5.50%, 10/15/55(c)	1,525,000	1,511,903
7.00%, 10/15/55	50,000	51,715
3.00%, 10/15/56(c)	1,300,000	1,128,499
4.50%, 10/15/56(c)	1,050,000	982,168
6.00%, 10/15/56(c)	725,000	733,482
6.50%, 10/15/56(c)	250,000	256,969
Total Government National Mortgage Association		10,948,709
Tennessee Valley Authority – 4.1%
5.88%, 4/1/36	2,338,000	2,514,351
6.15%, 1/15/38	738,000	820,756
5.50%, 6/15/38	1,300,000	1,344,222
5.25%, 9/15/39	9,598,000	9,725,454
3.50%, 12/15/42(b)	1,654,000	1,328,455
4.88%, 1/15/48	2,878,000	2,680,112
4.25%, 9/15/52(b)	1,850,000	1,496,282
5.25%, 2/1/55(b)	8,050,000	7,593,744
5.38%, 4/1/56(b)	3,947,000	3,808,398
4.63%, 9/15/60(b)	2,790,000	2,350,335
4.25%, 9/15/65(b)	4,205,000	3,269,292
Total Tennessee Valley Authority		36,931,401
Uniform Mortgage-Backed Securities – 1.2%
4.00%, 10/1/55(c)	775,000	706,722
1.50%, 10/15/55	25,000	18,678
1.50%, 9/1/56(c)	200,000	149,510
5.00%, 9/1/56(c)	975,000	940,739
6.00%, 9/1/56(c)	175,000	176,956
6.50%, 9/1/56(c)	150,000	154,572
7.00%, 9/15/56(c)	300,000	314,253
4.50%, 10/1/56(c)	1,050,000	984,677
6.00%, 10/1/56(c)	850,000	858,164
2.00%, 10/15/56(c)	1,775,000	1,383,612
2.50%, 10/15/56(c)	1,825,000	1,488,157
5.00%, 10/15/56(c)	1,900,000	1,831,049
5.50%, 10/15/56(c)	1,900,000	1,877,831
6.50%, 10/15/56(c)	275,000	282,908
Total Uniform Mortgage-Backed Securities		11,167,828
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $135,764,369)		127,511,762
U.S. GOVERNMENT OBLIGATIONS – 25.0%
U.S. Treasury Bonds – 0.2%
6.13%, 8/15/29	575,000	602,447
5.38%, 2/15/31	810,000	839,806
2.38%, 2/15/42	150,000	105,984
Total U.S. Treasury Bonds		1,548,237
U.S. Treasury Notes – 24.8%
3.88%, 10/15/27	1,000,000	995,898
0.50%, 10/31/27	4,000,000	3,831,094

See Notes to Financial Statements.

WisdomTree Trust    161

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2026
Investments in Long Securities	Principal Amount	Value
4.13%, 10/31/27	$1,000,000	$998,359
4.13%, 11/15/27	3,000,000	2,994,785
0.63%, 11/30/27	1,782,400	1,704,281
3.88%, 11/30/27	1,481,600	1,474,337
0.63%, 12/31/27	1,750,000	1,667,764
3.88%, 12/31/27	1,295,000	1,288,019
4.25%, 1/15/28	2,000,000	1,998,711
0.75%, 1/31/28	1,440,000	1,370,559
3.50%, 1/31/28	1,890,000	1,869,439
4.25%, 2/15/28	2,000,000	1,998,437
1.13%, 2/29/28	2,211,600	2,110,739
4.00%, 2/29/28	960,000	955,800
3.88%, 3/15/28	4,545,000	4,516,061
1.25%, 3/31/28	10,120,000	9,651,159
3.63%, 3/31/28	2,490,000	2,463,981
3.75%, 4/15/28	1,300,000	1,288,371
1.25%, 4/30/28(b)	1,685,000	1,602,692
3.50%, 4/30/28	925,000	912,877
3.75%, 4/30/28	2,000,000	1,981,836
2.88%, 5/15/28	590,000	576,103
3.75%, 5/15/28	3,500,000	3,466,914
1.25%, 5/31/28	4,215,000	3,998,981
3.63%, 5/31/28	3,600,000	3,557,602
4.00%, 5/31/28	3,000,000	2,983,652
3.88%, 6/15/28	5,200,000	5,159,273
1.25%, 6/30/28	5,000,000	4,731,543
4.00%, 6/30/28	2,150,000	2,137,696
4.13%, 6/30/28	4,000,000	3,985,469
3.88%, 7/15/28	3,810,000	3,778,597
1.00%, 7/31/28	3,465,000	3,254,664
4.25%, 7/31/28	3,500,000	3,494,258
2.88%, 8/15/28	1,450,000	1,410,550
1.13%, 8/31/28	540,000	507,115
4.13%, 8/31/28	2,500,000	2,489,893
4.38%, 8/31/28	1,100,000	1,100,795
3.38%, 9/15/28	200,000	196,242
4.63%, 9/30/28	100,000	100,535
1.38%, 10/31/28	1,500,000	1,408,535
3.13%, 11/15/28	1,540,000	1,500,477
1.50%, 11/30/28(b)	330,000	309,981
4.38%, 11/30/28	1,605,000	1,605,502
3.50%, 1/15/29	1,000,000	980,469
4.00%, 1/31/29	1,210,000	1,199,696
2.63%, 2/15/29	1,000,000	959,492
3.50%, 2/15/29	2,000,000	1,959,375
1.88%, 2/28/29	1,195,000	1,125,074
4.25%, 2/28/29	180,000	179,508
2.38%, 3/31/29	4,465,000	4,248,029
4.13%, 3/31/29	2,360,000	2,345,527
2.88%, 4/30/29	1,030,000	991,214
Investments in Long Securities	Principal Amount	Value
4.63%, 4/30/29	$2,750,000	$2,766,221
2.75%, 5/31/29	4,000,000	3,831,719
4.50%, 5/31/29	2,000,000	2,005,391
4.13%, 6/15/29	3,000,000	2,978,789
3.25%, 6/30/29	4,565,000	4,426,980
4.25%, 6/30/29	3,455,000	3,441,504
4.13%, 7/15/29	3,000,000	2,977,852
4.00%, 7/31/29	3,835,000	3,793,204
1.63%, 8/15/29	3,005,000	2,777,629
4.25%, 8/15/29	2,000,000	1,991,797
3.13%, 8/31/29	2,970,000	2,864,542
3.63%, 8/31/29(b)	3,500,000	3,423,711
3.50%, 9/30/29(b)	3,000,000	2,921,953
3.88%, 9/30/29	2,000,000	1,969,453
4.13%, 10/31/29	1,310,000	1,298,691
1.75%, 11/15/29	805,000	741,701
4.13%, 11/30/29	1,010,000	1,000,926
3.88%, 12/31/29	1,000,000	982,891
4.38%, 12/31/29	1,500,000	1,497,715
4.25%, 1/31/30	1,500,000	1,491,211
1.50%, 2/15/30	500,000	453,574
4.00%, 2/28/30(b)	1,585,000	1,563,082
3.63%, 3/31/30	1,500,000	1,459,629
4.00%, 3/31/30	1,005,000	990,475
3.88%, 4/30/30	2,750,000	2,697,793
0.63%, 5/15/30	2,600,000	2,263,930
3.75%, 6/30/30	1,500,000	1,462,969
3.88%, 6/30/30	2,800,000	2,743,562
0.63%, 8/15/30	3,000,000	2,587,031
3.63%, 8/31/30	2,000,000	1,939,141
3.63%, 9/30/30	3,135,000	3,038,011
3.63%, 10/31/30	4,260,000	4,124,379
0.88%, 11/15/30	6,065,000	5,237,222
3.50%, 11/30/30	1,000,000	962,500
4.38%, 11/30/30	95,000	94,640
3.63%, 12/31/30	2,000,000	1,933,516
3.75%, 1/31/31	2,000,000	1,942,109
1.13%, 2/15/31	3,045,000	2,639,634
3.50%, 2/28/31	2,000,000	1,921,328
4.25%, 2/28/31	1,000,000	990,703
4.13%, 3/31/31	800,000	788,156
4.63%, 4/30/31	2,000,000	2,011,406
1.63%, 5/15/31	2,000,000	1,759,453
4.13%, 5/31/31	2,000,000	1,969,141
4.63%, 5/31/31	3,025,000	3,041,543
4.13%, 6/30/31	4,000,000	3,937,187
4.25%, 6/30/31	2,435,000	2,409,033
4.38%, 7/31/31	4,500,000	4,476,621
1.25%, 8/15/31	500,000	428,340

See Notes to Financial Statements.

162    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2026
Investments in Long Securities	Principal Amount	Value
4.38%, 8/31/31	$300,000	$298,418
4.63%, 8/15/36	200,000	198,109
Total U.S. Treasury Notes		224,964,475
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $229,127,338)		226,512,712
CORPORATE BONDS – 44.3%
Australia – 0.3%
BHP Billiton Finance USA Ltd.
4.13%, 2/24/42	498,000	415,750
5.50%, 9/8/53	150,000	142,239
Rio Tinto Finance USA Ltd. 2.75%, 11/2/51	150,000	88,382
Rio Tinto Finance USA PLC
4.13%, 8/21/42	310,000	256,603
5.75%, 3/14/55(b)	350,000	339,064
5.88%, 3/14/65	300,000	291,644
Woodside Finance Ltd. 5.10%, 9/12/34	700,000	677,607
Total Australia		2,211,289
Belgium – 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 2/1/36	250,000	236,937
4.90%, 2/1/46	1,772,000	1,551,461
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 1/15/42	582,000	532,063
5.55%, 1/23/49	100,000	94,388
5.80%, 1/23/59(b)	250,000	242,769
Total Belgium		2,657,618
Brazil – 0.2%
Vale Overseas Ltd.
3.75%, 7/8/30	193,000	183,577
6.13%, 6/12/33	500,000	516,354
6.88%, 11/21/36	150,000	163,465
6.40%, 6/28/54(b)	250,000	247,028
Vale SA 5.63%, 9/11/42	184,000	177,542
Total Brazil		1,287,966
Canada – 1.2%
Barrick Gold Corp. 5.25%, 4/1/42	210,000	196,528
Barrick North America Finance LLC 5.75%, 5/1/43	243,000	235,357
Barrick PD Australia Finance Pty. Ltd. 5.95%, 10/15/39	225,000	226,917
Bell Telephone Co. of Canada or Bell Canada 5.10%, 5/11/33(b)	250,000	245,178
Investments in Long Securities	Principal Amount	Value
Brookfield Finance, Inc. 3.63%, 2/15/52	$400,000	$267,577
Canadian Natural Resources Ltd. 4.95%, 6/1/47	272,000	233,722
Canadian Pacific Railway Co.
7.13%, 10/15/31	231,000	251,459
4.80%, 9/15/35	1,149,000	1,105,070
4.30%, 5/15/43(b)	125,000	104,268
3.50%, 5/1/50(b)	63,000	43,011
4.20%, 11/15/69	215,000	151,951
Cenovus Energy, Inc.
5.25%, 6/15/37	271,000	258,234
3.75%, 2/15/52(b)	109,000	75,081
CI Financial Corp.
3.20%, 12/17/30	933,000	841,621
4.10%, 6/15/51	751,000	486,669
Emera U.S. Finance LP 4.75%, 6/15/46(b)	123,000	101,594
Enbridge, Inc.
5.70%, 3/8/33	66,000	67,246
5.55%, 6/20/35	250,000	249,189
4.50%, 6/10/44	200,000	165,754
4.00%, 11/15/49	150,000	109,729
3.40%, 8/1/51	30,000	19,485
5.95%, 4/5/54	500,000	481,028
Fairfax Financial Holdings Ltd.
4.85%, 4/17/28	122,000	121,882
6.00%, 12/7/33	236,000	241,802
6.35%, 3/22/54	218,000	212,744
Manulife Financial Corp. 5.38%, 3/4/46	141,000	130,392
Nutrien Ltd.
4.13%, 3/15/35	174,000	156,597
5.88%, 12/1/36	95,000	95,912
5.25%, 1/15/45	429,000	388,708
5.80%, 3/27/53(b)	170,000	161,757
Rogers Communications, Inc.
3.80%, 3/15/32	400,000	367,765
4.50%, 3/15/42(b)	500,000	411,627
4.55%, 3/15/52(b)	248,000	187,578
South Bow USA Infrastructure Holdings LLC 5.58%, 10/1/34	265,000	259,812
Suncor Energy, Inc.
5.95%, 12/1/34	321,000	329,438
6.80%, 5/15/38	217,000	233,705
4.00%, 11/15/47	95,000	70,309
TELUS Corp. 3.70%, 9/15/27	130,000	128,961
TR Finance LLC 5.65%, 11/23/43	50,000	47,664
See Notes to Financial Statements.

WisdomTree Trust    163

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2026
Investments in Long Securities	Principal Amount	Value
TransCanada PipeLines Ltd.
4.63%, 3/1/34	$500,000	$475,036
7.25%, 8/15/38	275,000	306,313
6.10%, 6/1/40	170,000	171,661
5.10%, 3/15/49(b)	198,000	178,991
Total Canada		10,595,322
China – 0.1%
Alibaba Group Holding Ltd.
4.00%, 12/6/37	800,000	694,623
3.25%, 2/9/61	500,000	295,574
Total China		990,197
France – 0.2%
Orange SA 5.50%, 2/6/44(b)	145,000	136,909
TotalEnergies Capital International SA
3.46%, 7/12/49	300,000	205,558
3.13%, 5/29/50	900,000	577,847
TotalEnergies Capital SA 5.49%, 4/5/54(b)	500,000	465,863
Total France		1,386,177
Germany – 0.1%
Deutsche Bank AG
3.55%, 9/18/31, (3.547% fixed rate until 9/18/30; Secured Overnight Financing Rate + 3.043% thereafter)(d)	335,000	312,574
3.73%, 1/14/32, (3.729% fixed rate until 1/14/31; Secured Overnight Financing Rate + 2.757% thereafter)(d)	700,000	646,588
5.40%, 9/11/35, (5.403% fixed rate until 9/11/34; Secured Overnight Financing Rate + 2.05% thereafter)(b)(d)	255,000	249,684
Total Germany		1,208,846
Ireland – 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	264,000	253,668
5.38%, 12/15/31	500,000	501,026
3.40%, 10/29/33	888,000	775,568
3.85%, 10/29/41	150,000	117,049
Smurfit Kappa Treasury ULC 5.44%, 4/3/34	500,000	499,076
Total Ireland		2,146,387
Japan – 0.3%
Mitsubishi UFJ Financial Group, Inc. 3.75%, 7/18/39	750,000	619,101
Mizuho Financial Group, Inc. 2.56%, 9/13/31	300,000	262,609
Nomura Holdings, Inc.
2.71%, 1/22/29	95,000	90,103
Investments in Long Securities	Principal Amount	Value
3.00%, 1/22/32	$140,000	$124,470
6.09%, 7/12/33	300,000	310,414
Sumitomo Mitsui Financial Group, Inc.
5.33%, 3/3/41, (5.334% fixed rate until 3/3/36; 5-year Constant Maturity Treasury Rate + 1.30% thereafter)(d)	300,000	285,254
6.18%, 7/13/43(b)	375,000	383,301
Takeda Pharmaceutical Co. Ltd.
3.03%, 7/9/40	405,000	296,390
3.18%, 7/9/50(b)	448,000	284,662
5.80%, 7/5/64(b)	255,000	240,242
Total Japan		2,896,546
Luxembourg – 0.1%
ArcelorMittal SA
6.80%, 11/29/32(b)	500,000	541,011
6.75%, 3/1/41(b)	171,000	180,837
Total Luxembourg		721,848
Mexico – 0.1%
America Movil SAB de CV 4.38%, 4/22/49(b)	400,000	320,136
Southern Copper Corp.
6.75%, 4/16/40	210,000	226,435
5.25%, 11/8/42	239,000	219,981
5.88%, 4/23/45	242,000	237,499
Total Mexico		1,004,051
Netherlands – 0.1%
Cooperatieve Rabobank UA 5.25%, 8/4/45(b)	250,000	223,083
Koninklijke Ahold Delhaize NV 5.70%, 10/1/40	285,000	273,684
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 6/18/29	277,000	272,474
2.65%, 2/15/32(b)	260,000	227,066
5.00%, 1/15/33	250,000	244,345
Total Netherlands		1,240,652
Spain – 0.2%
Banco Santander SA
3.23%, 11/22/32, (3.225% fixed rate until 11/22/31; 1-year Constant Maturity Treasury Rate + 1.60% thereafter)(b)(d)	400,000	359,568
6.92%, 8/8/33	600,000	637,006
Telefonica Emisiones SA
7.05%, 6/20/36	220,000	237,007
5.21%, 3/8/47	350,000	298,808
5.52%, 3/1/49(b)	235,000	208,039
Telefonica Europe BV 8.25%, 9/15/30	86,000	95,265
Total Spain		1,835,693

See Notes to Financial Statements.

164    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2026
Investments in Long Securities	Principal Amount	Value
Switzerland – 0.0%
UBS Group AG 4.88%, 5/15/45(b)	$272,000	$236,458
United Kingdom – 1.2%
AstraZeneca PLC
6.45%, 9/15/37	651,000	702,738
4.38%, 8/17/48(b)	400,000	327,363
Barclays PLC
5.75%, 8/9/33, (5.746% fixed rate until 8/9/32; 1-year Constant Maturity Treasury Rate + 3.00% thereafter)(d)	395,000	399,414
6.69%, 9/13/34, (6.692% fixed rate until 9/13/33; Secured Overnight Financing Rate + 2.62% thereafter)(d)	239,000	253,307
5.79%, 2/25/36, (5.785% fixed rate until 2/25/35; Secured Overnight Financing Rate + 1.59% thereafter)(d)	500,000	498,982
5.59%, 6/26/37, (5.586% fixed rate until 6/26/36; Secured Overnight Financing Rate + 1.505% thereafter)(d)	300,000	292,101
5.25%, 8/17/45	305,500	276,917
6.04%, 3/12/55, (6.036% fixed rate until 3/12/54; Secured Overnight Financing Rate + 2.42% thereafter)(b)(d)	500,000	493,607
BAT Capital Corp.
2.26%, 3/25/28	260,000	250,434
6.42%, 8/2/33	500,000	528,657
4.39%, 8/15/37	345,000	306,706
7.08%, 8/2/53(b)	500,000	541,737
British Telecommunications PLC
5.13%, 12/4/28	133,000	133,685
9.63%, 12/15/30	306,000	357,043
HSBC Holdings PLC
4.76%, 3/29/33, (4.762% fixed rate until 3/29/32; Secured Overnight Financing Rate + 2.53% thereafter)(d)	500,000	479,785
5.87%, 11/18/35, (5.874% fixed rate until 11/18/34; Secured Overnight Financing Rate + 1.90% thereafter)(d)	620,000	618,247
5.74%, 9/10/36, (5.741% fixed rate until 9/10/35; Secured Overnight Financing Rate + 1.96% thereafter)(d)	500,000	492,179
6.50%, 9/15/37	256,000	268,895
6.33%, 3/9/44, (6.332% fixed rate until 3/9/43; Secured Overnight Financing Rate + 2.65% thereafter)(d)	500,000	512,827
5.25%, 3/14/44(b)	200,000	182,342
Lloyds Banking Group PLC
3.37%, 12/14/46, (3.369% fixed rate until 12/14/41; 5-year Constant Maturity Treasury Rate + 1.50% thereafter)(d)	200,000	141,754
4.34%, 1/9/48	344,000	270,932
Investments in Long Securities	Principal Amount	Value
National Grid PLC 5.42%, 1/11/34	$274,000	$273,086
NatWest Group PLC 5.91%, 3/3/47, (5.908% fixed rate until 3/3/46; 1-year Constant Maturity Treasury Rate + 1.30% thereafter)(d)	300,000	283,774
Reynolds American, Inc.
5.70%, 8/15/35(b)	290,000	292,582
5.85%, 8/15/45	326,000	309,274
Santander U.K. Group Holdings PLC 2.90%, 3/15/32, (2.896% fixed rate until 3/15/31; Secured Overnight Financing Rate + 1.475% thereafter)(d)	400,000	359,343
Vodafone Group PLC
5.00%, 5/30/38(b)	554,000	521,204
5.63%, 2/10/53	450,000	402,930
5.75%, 6/28/54(b)	150,000	136,585
5.88%, 6/28/64	250,000	226,309
Total United Kingdom		11,134,739
United States – 39.7%
3M Co.
3.88%, 6/15/44	250,000	191,520
3.63%, 10/15/47	411,000	291,760
Abbott Laboratories
4.65%, 3/15/36	500,000	474,081
4.75%, 4/15/43	500,000	444,686
5.50%, 3/15/56	800,000	749,540
AbbVie, Inc.
4.05%, 11/21/39	180,000	153,531
4.40%, 11/6/42	400,000	340,262
5.35%, 3/15/44	100,000	94,386
4.85%, 6/15/44	500,000	441,076
4.75%, 3/15/45	123,000	106,545
4.45%, 5/14/46	762,000	628,826
4.25%, 11/21/49	1,381,000	1,076,550
5.40%, 3/15/54	250,000	229,060
5.50%, 3/15/64(b)	135,000	122,870
AEP Texas, Inc.
5.40%, 6/1/33	340,000	338,177
5.70%, 5/15/34	500,000	505,138
5.20%, 4/15/36, Series Q(b)	500,000	482,049
AEP Transmission Co. LLC 4.50%, 6/15/52, Series O	500,000	398,383
AES Corp.
2.45%, 1/15/31(b)	132,000	116,607
5.80%, 3/15/32(b)	400,000	401,299
Aetna, Inc.
6.63%, 6/15/36	149,000	158,459
4.75%, 3/15/44	120,000	100,163
Aflac, Inc. 5.15%, 5/14/36	300,000	292,758

See Notes to Financial Statements.

WisdomTree Trust    165

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2026
Investments in Long Securities	Principal Amount	Value
Agilent Technologies, Inc. 2.30%, 3/12/31(b)	$214,000	$190,545
Agree LP 5.63%, 6/15/34	250,000	251,274
Air Products & Chemicals, Inc. 2.80%, 5/15/50(b)	146,000	87,904
Alabama Power Co. 3.70%, 12/1/47, Series B	150,000	108,174
Albemarle Corp. 5.05%, 6/1/32(b)	77,000	75,636
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	95,000	93,864
3.38%, 8/15/31	310,000	282,671
5.25%, 5/15/36	227,000	216,727
5.63%, 5/15/54(b)	400,000	360,697
Allstate Corp.
1.45%, 12/15/30	7,000	6,041
5.25%, 3/30/33	190,000	190,187
4.20%, 12/15/46	250,000	194,908
6.50%, 5/15/57, (6.50% fixed rate until 5/15/37; Secured Overnight Financing Rate + 2.12% thereafter)(d)	500,000	503,008
Ally Financial, Inc. 8.00%, 11/1/31	450,000	494,033
Alphabet, Inc.
5.50%, 2/15/46(b)	100,000	93,057
6.25%, 8/15/46	300,000	301,580
2.05%, 8/15/50	400,000	200,411
5.65%, 2/15/56(b)	900,000	823,211
5.30%, 5/15/65	500,000	421,426
5.75%, 2/15/66	200,000	179,539
5.70%, 11/15/75	450,000	395,359
Altria Group, Inc.
4.80%, 2/14/29	79,000	78,993
3.40%, 2/4/41(b)	920,000	679,380
3.88%, 9/16/46	427,000	305,225
5.95%, 2/14/49(b)	112,000	105,878
4.00%, 2/4/61	250,000	165,939
Amazon.com, Inc.
5.65%, 3/13/46	1,100,000	1,032,046
3.10%, 5/12/51	500,000	303,436
5.80%, 3/13/56	1,000,000	922,956
6.10%, 7/9/56(b)	1,000,000	965,365
5.55%, 11/20/65	1,000,000	867,491
6.05%, 3/13/76	300,000	276,858
Amcor Flexibles North America, Inc. 2.69%, 5/25/31(b)	501,000	449,769
Ameren Illinois Co. 5.55%, 7/1/54(b)	735,000	683,133
American Electric Power Co., Inc. 3.25%, 3/1/50	340,000	217,541
Investments in Long Securities	Principal Amount	Value
American Express Co.
5.92%, 4/25/35, (5.915% fixed rate until 4/25/34; Secured Overnight Financing Rate + 1.63% thereafter)(d)	$5,000	$5,070
4.05%, 12/3/42	147,000	120,199
American Homes 4 Rent LP
2.38%, 7/15/31	350,000	306,526
5.50%, 2/1/34	500,000	497,036
American International Group, Inc. 4.38%, 6/30/50	306,000	241,880
American Tower Corp.
3.60%, 1/15/28	500,000	492,686
2.30%, 9/15/31	250,000	218,232
5.90%, 11/15/33	300,000	307,556
3.10%, 6/15/50(b)	195,000	120,979
2.95%, 1/15/51(b)	226,000	134,981
American Water Capital Corp.
2.95%, 9/1/27	261,000	257,489
4.45%, 6/1/32(b)	380,000	368,745
6.59%, 10/15/37	20,000	21,671
4.20%, 9/1/48	190,000	147,154
4.15%, 6/1/49(b)	300,000	229,698
Amgen, Inc.
2.00%, 1/15/32	245,000	209,509
4.20%, 3/1/33	560,000	529,142
5.25%, 3/2/33	360,000	360,423
3.15%, 2/21/40	75,000	56,676
5.75%, 3/15/40	500,000	496,911
4.56%, 6/15/48	400,000	325,746
3.38%, 2/21/50(b)	100,000	67,617
3.00%, 1/15/52(b)	473,000	291,232
5.65%, 3/2/53	1,000,000	932,280
4.40%, 2/22/62	830,000	616,479
Amphenol Corp. 5.30%, 11/15/55	500,000	453,449
Aon Corp./Aon Global Holdings PLC
2.60%, 12/2/31	159,000	140,016
5.35%, 2/28/33	375,000	374,693
2.90%, 8/23/51	200,000	116,808
Aon North America, Inc.
5.45%, 3/1/34	84,000	83,573
5.75%, 3/1/54(b)	200,000	184,409
APA Corp. 5.35%, 7/1/49	200,000	172,375
Apollo Debt Solutions BDC
6.90%, 4/13/29	200,000	204,478
6.70%, 7/29/31(b)	440,000	445,739
Appalachian Power Co.
5.65%, 4/1/34	250,000	252,304
4.40%, 5/15/44	400,000	324,210

See Notes to Financial Statements.

166    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2026
Investments in Long Securities	Principal Amount	Value
Apple, Inc.
2.38%, 2/8/41	$500,000	$344,084
3.85%, 8/4/46	1,200,000	914,380
2.70%, 8/5/51	800,000	464,781
2.85%, 8/5/61	414,000	225,281
Applied Materials, Inc. 5.10%, 10/1/35(b)	300,000	296,128
AppLovin Corp.
5.38%, 12/1/31(b)	300,000	300,225
5.50%, 12/1/34(b)	300,000	295,311
Aptiv Swiss Holdings Ltd. 3.10%, 12/1/51(b)	264,000	155,448
Archer-Daniels-Midland Co.
4.02%, 4/16/43	95,000	76,590
2.70%, 9/15/51	400,000	230,823
Ares Capital Corp. 5.80%, 3/8/32(b)	450,000	443,590
Ares Management Corp. 5.60%, 10/11/54(b)	200,000	175,654
Ares Strategic Income Fund 6.35%, 8/15/29	75,000	75,942
Arizona Public Service Co. 4.50%, 4/1/42	200,000	169,720
Arrow Electronics, Inc. 3.88%, 1/12/28	62,000	61,166
Arthur J Gallagher & Co.
5.15%, 2/15/35	295,000	286,363
3.50%, 5/20/51	550,000	362,138
AT&T, Inc.
4.10%, 2/15/28	748,000	742,164
4.30%, 2/15/30	163,000	159,598
2.55%, 12/1/33	944,000	779,687
4.50%, 5/15/35	594,000	545,918
5.38%, 8/15/35(b)	250,000	244,549
5.13%, 4/30/36	400,000	381,189
5.25%, 3/1/37	191,000	182,058
4.85%, 3/1/39	530,000	474,926
3.50%, 6/1/41	500,000	371,126
4.65%, 6/1/44	272,000	222,047
4.75%, 5/15/46	300,000	240,754
4.55%, 3/9/49	29,000	22,016
3.65%, 6/1/51	260,000	167,037
3.50%, 9/15/53	875,000	534,233
3.55%, 9/15/55	1,159,000	703,027
6.20%, 10/30/56(b)	1,000,000	938,929
3.80%, 12/1/57	493,000	310,073
3.65%, 9/15/59	894,000	539,093
3.85%, 6/1/60(b)	540,000	338,697
Athene Holding Ltd.
5.88%, 1/15/34(b)	506,000	502,647
3.95%, 5/25/51	76,000	50,019
Investments in Long Securities	Principal Amount	Value
6.25%, 4/1/54(b)	$450,000	$403,979
6.63%, 10/15/54, (6.625% fixed rate until 10/15/34; 5-year Constant Maturity Treasury Rate + 2.607% thereafter)(d)	5,000	4,628
Atmos Energy Corp. 5.50%, 6/15/41	1,305,000	1,278,171
Autodesk, Inc. 2.40%, 12/15/31	90,000	78,289
AutoNation, Inc. 5.89%, 3/15/35(b)	400,000	400,438
AutoZone, Inc.
3.75%, 4/18/29	143,000	139,207
1.65%, 1/15/31	395,000	341,875
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 5.85%, 6/15/56	300,000	286,815
Baltimore Gas & Electric Co.
4.25%, 9/15/48	500,000	388,316
3.20%, 9/15/49	275,000	176,220
Bank of America Corp.
4.24%, 4/24/38, (4.244% fixed rate until 4/24/37; 3-month Secured Overnight Financing Rate + 2.076% thereafter)(d)	290,000	258,049
2.68%, 6/19/41, (2.676% fixed rate until 6/19/40; Secured Overnight Financing Rate + 1.93% thereafter)(d)	900,000	629,820
3.31%, 4/22/42, (3.311% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.58% thereafter)(d)	1,000,000	746,954
4.44%, 1/20/48, (4.443% fixed rate until 1/20/47; 3-month Secured Overnight Financing Rate + 2.252% thereafter)(d)	250,000	203,605
4.33%, 3/15/50, (4.33% fixed rate until 3/15/49; 3-month Secured Overnight Financing Rate + 1.782% thereafter)(d)	750,000	591,127
4.08%, 3/20/51, (4.083% fixed rate until 3/20/50; 3-month Secured Overnight Financing Rate + 3.412% thereafter)(d)	588,000	444,753
2.83%, 10/24/51, (2.831% fixed rate until 10/24/50; Secured Overnight Financing Rate + 1.88% thereafter)(d)	150,000	89,444
2.97%, 7/21/52, (2.972% fixed rate until 7/21/51; Secured Overnight Financing Rate + 1.56% thereafter)(d)	300,000	184,593
BankUnited, Inc. 5.13%, 6/11/30	130,000	127,679
Baxalta, Inc. 5.25%, 6/23/45	14,000	12,750
Becton Dickinson & Co.
4.87%, 2/8/29	130,000	130,081
1.96%, 2/11/31	109,000	95,551
5.11%, 2/8/34	500,000	492,227
Berkshire Hathaway Energy Co. 6.13%, 4/1/36	400,000	416,398

See Notes to Financial Statements.

WisdomTree Trust    167

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2026
Investments in Long Securities	Principal Amount	Value
Berkshire Hathaway Finance Corp.
4.40%, 5/15/42	$700,000	$600,895
4.20%, 8/15/48	200,000	156,108
2.50%, 1/15/51	600,000	335,012
Biogen, Inc.
2.25%, 5/1/30	82,000	74,393
5.05%, 1/15/31	200,000	200,429
3.15%, 5/1/50(b)	370,000	230,713
3.25%, 2/15/51	157,000	98,726
Black Hills Corp. 4.35%, 5/1/33	430,000	400,988
Blackstone Private Credit Fund 7.30%, 11/27/28	270,000	278,507
Block Financial LLC 3.88%, 8/15/30(b)	165,000	155,933
Blue Owl Credit Income Corp. 7.75%, 1/15/29	245,000	252,594
Blue Owl Finance LLC 4.38%, 2/15/32	600,000	549,124
Boardwalk Pipelines LP 5.38%, 2/15/36	200,000	194,397
Boeing Co.
3.60%, 5/1/34	674,000	596,143
6.53%, 5/1/34	246,000	262,363
3.50%, 3/1/39	25,000	19,853
5.88%, 2/15/40	468,000	463,929
5.71%, 5/1/40	500,000	491,889
3.90%, 5/1/49	520,000	372,026
5.81%, 5/1/50	471,000	444,387
3.95%, 8/1/59	545,000	366,635
5.93%, 5/1/60	350,000	327,450
Booz Allen Hamilton, Inc. 5.90%, 1/30/34	500,000	492,510
Boston Properties LP
2.45%, 10/1/33	350,000	284,762
5.75%, 1/15/35(b)	313,000	310,155
BP Capital Markets America, Inc.
3.06%, 6/17/41	250,000	183,277
3.00%, 2/24/50	300,000	187,911
3.00%, 3/17/52(b)	700,000	429,546
Bristol-Myers Squibb Co.
2.35%, 11/13/40	600,000	406,047
5.50%, 2/22/44(b)	300,000	287,522
5.00%, 8/15/45	321,000	285,667
4.25%, 10/26/49	330,000	256,559
2.55%, 11/13/50	1,251,000	698,667
5.55%, 2/22/54(b)	500,000	465,149
Brixmor Operating Partnership LP 4.05%, 7/1/30	231,000	222,174
Broadcom, Inc.
4.80%, 2/15/36(b)	510,000	468,237
3.50%, 2/15/41	894,000	664,007
3.75%, 2/15/51(b)	300,000	202,254
Investments in Long Securities	Principal Amount	Value
Broadstone Net Lease LLC 2.60%, 9/15/31	$150,000	$131,671
Brown & Brown, Inc.
2.38%, 3/15/31	830,000	732,083
5.55%, 6/23/35(b)	300,000	293,394
Bunge Ltd. Finance Corp.
3.75%, 9/25/27(b)	97,000	96,241
2.75%, 5/14/31(b)	205,000	185,192
Burlington Northern Santa Fe LLC
5.75%, 5/1/40	250,000	253,111
4.40%, 3/15/42	500,000	430,603
4.55%, 9/1/44	117,000	99,575
3.90%, 8/1/46	760,000	578,167
4.05%, 6/15/48	100,000	76,923
4.15%, 12/15/48(b)	295,000	229,507
5.20%, 4/15/54	175,000	155,997
5.55%, 3/15/56(b)	500,000	468,592
Capital One Financial Corp.
5.82%, 2/1/34, (5.817% fixed rate until 2/1/33; Secured Overnight Financing Rate + 2.60% thereafter)(d)	250,000	252,794
6.38%, 6/8/34, (6.377% fixed rate until 6/8/33; Secured Overnight Financing Rate + 2.86% thereafter)(d)	200,000	207,800
7.96%, 11/2/34, (7.964% fixed rate until 11/2/33; Secured Overnight Financing Index + 3.37% thereafter)(d)	400,000	451,771
6.05%, 2/1/35, (6.051% fixed rate until 2/1/34; Secured Overnight Financing Rate + 2.26% thereafter)(d)	435,000	442,934
5.40%, 1/30/37, (5.399% fixed rate until 1/30/36; Secured Overnight Financing Rate + 1.508% thereafter)(d)	300,000	289,102
Cardinal Health, Inc.
5.15%, 9/15/35	500,000	487,039
4.90%, 9/15/45	75,000	64,448
Carlisle Cos., Inc. 5.25%, 9/15/35	1,095,000	1,070,967
Carrier Global Corp.
2.70%, 2/15/31	305,000	276,939
5.90%, 3/15/34	250,000	258,087
Caterpillar, Inc.
3.80%, 8/15/42	400,000	321,751
3.25%, 9/19/49(b)	300,000	201,848
CBRE Services, Inc. 5.95%, 8/15/34	400,000	407,735
CDW LLC/CDW Finance Corp.
3.28%, 12/1/28	160,000	153,467
3.57%, 12/1/31	379,000	342,850
Cencora, Inc. 5.15%, 2/15/35	500,000	490,100
CenterPoint Energy Houston Electric LLC 4.95%, 8/15/35, Series AQ	500,000	482,838

See Notes to Financial Statements.

168    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2026
Investments in Long Securities	Principal Amount	Value
CenterPoint Energy, Inc. 6.85%, 2/15/55, Series B, (6.85% fixed rate until 2/15/35; 5-year Constant Maturity Treasury Rate + 2.946% thereafter)(b)(d)	$215,000	$222,655
CF Industries, Inc.
5.15%, 3/15/34	500,000	489,488
4.95%, 6/1/43	200,000	176,326
Charter Communications Operating LLC/Charter Communications Operating Capital
4.40%, 4/1/33	535,000	482,094
6.55%, 6/1/34	370,000	369,563
6.38%, 10/23/35	404,000	394,103
5.38%, 4/1/38	325,000	281,793
6.48%, 10/23/45	222,000	197,494
5.38%, 5/1/47	746,000	738,869
5.13%, 7/1/49	540,000	535,955
6.70%, 12/1/55(b)	415,000	376,339
4.40%, 12/1/61	708,000	438,635
3.95%, 6/30/62	421,000	239,011
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/29	75,000	72,336
Cheniere Energy Partners LP
4.00%, 3/1/31(b)	350,000	333,838
3.25%, 1/31/32	174,000	157,689
5.55%, 10/30/35	220,000	219,137
Chevron USA, Inc. 6.00%, 3/1/41	447,000	480,356
Chubb INA Holdings LLC 4.35%, 11/3/45	500,000	412,103
Church & Dwight Co., Inc. 5.60%, 11/15/32(b)	187,000	193,031
Cigna Group
4.38%, 10/15/28	123,000	122,066
5.00%, 5/15/29	140,000	140,893
2.38%, 3/15/31	237,000	211,598
5.25%, 2/15/34	300,000	297,721
4.80%, 8/15/38	781,000	718,886
4.80%, 7/15/46	514,000	434,331
3.88%, 10/15/47	364,000	266,441
4.90%, 12/15/48	110,000	92,862
3.40%, 3/15/50	468,000	308,883
Cisco Systems, Inc.
5.90%, 2/15/39	125,000	128,328
5.30%, 2/26/54(b)	200,000	180,099
Citigroup, Inc.
6.63%, 6/15/32	550,000	585,200
6.00%, 10/31/33(b)	668,000	686,303
6.02%, 1/24/36, (6.02% fixed rate until 1/24/35; Secured Overnight Financing Rate + 1.83% thereafter)(d)	300,000	302,128
3.88%, 1/24/39, (3.878% fixed rate until 1/24/38; 3-month Secured Overnight Financing Rate + 1.43% thereafter)(d)	635,000	535,894
Investments in Long Securities	Principal Amount	Value
2.90%, 11/3/42, (2.904% fixed rate until 11/3/41; Secured Overnight Financing Rate + 1.379% thereafter)(b)(d)	$403,000	$281,810
6.68%, 9/13/43	54,000	57,358
5.30%, 5/6/44	350,000	316,854
5.61%, 3/4/56, (5.612% fixed rate until 3/4/55; Secured Overnight Financing Rate + 1.746% thereafter)(b)(d)	533,000	498,875
Citizens Financial Group, Inc. 2.50%, 2/6/30	40,000	36,717
CME Group, Inc. 4.15%, 6/15/48	400,000	317,607
CMS Energy Corp. 6.50%, 6/1/55, (6.50% fixed rate until 6/1/35; 5-year Constant Maturity Treasury Rate + 1.961% thereafter)(d)	335,000	337,293
CNA Financial Corp. 2.05%, 8/15/30	210,000	187,022
CNH Industrial NV 3.85%, 11/15/27	160,000	158,451
Coca-Cola Co.
2.88%, 5/5/41	600,000	440,986
3.00%, 3/5/51(b)	450,000	284,269
5.20%, 1/14/55(b)	750,000	683,299
Colgate-Palmolive Co. 3.70%, 8/1/47(b)	220,000	164,852
Comcast Corp.
5.17%, 1/15/37(b)(e)	500,000	465,580
3.75%, 4/1/40	1,000,000	770,358
4.75%, 3/1/44	400,000	326,298
4.70%, 10/15/48	500,000	382,371
3.45%, 2/1/50	250,000	153,499
2.89%, 11/1/51	1,087,000	582,368
2.94%, 11/1/56(b)	700,000	357,904
2.65%, 8/15/62	800,000	364,911
2.99%, 11/1/63	755,000	368,271
CommonSpirit Health
4.35%, 11/1/42	155,000	130,835
5.58%, 9/1/45	285,000	267,916
5.55%, 12/1/54	550,000	501,445
Commonwealth Edison Co. 5.30%, 2/1/53(b)	500,000	445,709
Conagra Brands, Inc.
7.00%, 10/1/28	194,000	201,394
8.25%, 9/15/30	300,000	331,131
5.75%, 8/1/35(b)	200,000	197,688
ConocoPhillips Co.
3.76%, 3/15/42	400,000	316,021
5.95%, 3/15/46	250,000	250,719
4.88%, 10/1/47	40,000	34,519
5.55%, 3/15/54	435,000	403,334
4.03%, 3/15/62	180,000	125,588

See Notes to Financial Statements.

WisdomTree Trust    169

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2026
Investments in Long Securities	Principal Amount	Value
Consolidated Edison Co. of New York, Inc.
5.50%, 12/1/39, Series 09-C	$250,000	$243,893
4.45%, 3/15/44	715,000	593,191
4.13%, 5/15/49, Series A	700,000	527,506
5.70%, 5/15/54	250,000	234,681
4.30%, 12/1/56, Series C	500,000	373,750
Constellation Brands, Inc.
4.90%, 5/1/33	500,000	485,888
4.50%, 5/9/47	160,000	128,613
Constellation Energy Generation LLC
6.13%, 1/15/34	500,000	520,292
5.30%, 6/1/36	500,000	484,993
5.75%, 10/1/41	400,000	392,149
Consumers Energy Co.
4.35%, 4/15/49	100,000	79,752
4.20%, 9/1/52	225,000	171,119
Continental Resources, Inc. 4.90%, 6/1/44	150,000	121,020
COPT Defense Properties LP 2.00%, 1/15/29	40,000	37,413
Corebridge Financial, Inc. 4.40%, 4/5/52(b)	272,000	207,859
Corning, Inc. 5.45%, 11/15/79	320,000	275,479
CRH America Finance, Inc.
5.40%, 5/21/34	500,000	498,937
5.88%, 1/9/55	250,000	242,532
Crown Castle, Inc.
3.65%, 9/1/27	165,000	163,605
4.30%, 2/15/29	118,000	116,120
2.25%, 1/15/31	390,000	343,900
2.90%, 4/1/41	300,000	209,498
4.75%, 5/15/47	140,000	114,975
5.20%, 2/15/49	137,000	117,870
4.15%, 7/1/50	294,000	217,328
CSX Corp.
3.80%, 11/1/46	140,000	104,504
4.30%, 3/1/48	500,000	398,097
3.80%, 4/15/50	144,000	104,987
4.65%, 3/1/68	610,000	478,203
CubeSmart LP
4.38%, 2/15/29	150,000	148,190
2.50%, 2/15/32	200,000	173,784
CVS Health Corp.
4.30%, 3/25/28	44,000	43,712
5.70%, 6/1/34	1,350,000	1,365,608
5.45%, 9/15/35	500,000	493,664
4.13%, 4/1/40	467,000	385,742
5.13%, 7/20/45	553,000	480,430
5.05%, 3/25/48	909,000	769,997
6.05%, 6/1/54	450,000	429,802
Investments in Long Securities	Principal Amount	Value
DCP Midstream Operating LP 5.60%, 4/1/44	$95,000	$89,895
Deere & Co. 3.75%, 4/15/50	500,000	367,369
Dell International LLC/EMC Corp.
4.75%, 10/6/32	500,000	485,690
8.10%, 7/15/36	418,000	485,324
3.38%, 12/15/41	450,000	331,318
3.45%, 12/15/51(b)	352,000	232,849
Devon Energy Corp.
5.20%, 9/15/34	450,000	443,727
5.40%, 2/15/35(e)	200,000	198,453
5.00%, 6/15/45	290,000	253,099
DH Europe Finance II SARL
3.25%, 11/15/39	506,000	394,879
3.40%, 11/15/49	300,000	203,270
Diamondback Energy, Inc.
6.25%, 3/15/33	250,000	262,449
5.75%, 4/18/54(b)	500,000	472,536
Dick’s Sporting Goods, Inc. 3.15%, 1/15/32(b)	250,000	224,041
Dollar General Corp.
5.45%, 7/5/33	360,000	360,448
4.13%, 4/3/50	289,000	214,048
Dominion Energy, Inc.
4.25%, 6/1/28	78,000	77,365
4.35%, 8/15/32, Series A	99,000	94,257
5.25%, 8/1/33, Series F	245,000	242,193
5.35%, 6/15/36	500,000	485,912
4.70%, 12/1/44	171,000	143,097
4.60%, 3/15/49, Series A	247,000	196,616
7.00%, 6/1/54, Series B, (7.00% fixed rate until 6/1/34; 5-year Constant Maturity Treasury Rate + 2.511% thereafter)(d)	400,000	416,032
6.00%, 2/15/56, Series**, (6.00% fixed rate until 2/15/31; 5-year Constant Maturity Treasury Rate + 2.262% thereafter)(d)	10,000	9,921
Dow Chemical Co.
4.25%, 10/1/34	265,000	239,447
5.65%, 3/15/36	500,000	491,385
DTE Electric Co. 3.95%, 3/1/49	1,000,000	745,339
Duke Energy Carolinas LLC
5.30%, 2/15/40	200,000	192,330
4.25%, 12/15/41	800,000	670,379
3.70%, 12/1/47	360,000	259,081
5.40%, 1/15/54	500,000	455,325
Duke Energy Corp.
3.40%, 6/15/29	172,000	165,522
2.55%, 6/15/31	238,000	212,524
5.45%, 6/15/34	250,000	250,016
4.95%, 9/15/35	250,000	238,993
See Notes to Financial Statements.

170    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2026
Investments in Long Securities	Principal Amount	Value
3.95%, 8/15/47	$150,000	$109,662
4.20%, 6/15/49	789,000	589,740
6.45%, 9/1/54, (6.45% fixed rate until 9/1/34; 5-year Constant Maturity Treasury Rate + 2.588% thereafter)(b)(d)	200,000	204,144
5.70%, 9/15/55	300,000	275,423
Duke Energy Ohio, Inc. 5.55%, 3/15/54	250,000	230,335
Duke Energy Progress LLC
4.20%, 8/15/45	150,000	119,233
2.90%, 8/15/51	600,000	357,886
Duke Energy Progress NC Storm Funding LLC 2.39%, 7/1/37, Series A-2	1,085,000	918,069
Duke University
2.68%, 10/1/44, Series 2020	500,000	360,745
2.83%, 10/1/55, Series 2020	6,000	3,580
DuPont de Nemours, Inc. 5.42%, 11/15/48	250,000	229,121
Eastern Energy Gas Holdings LLC 5.80%, 1/15/35	550,000	558,349
Eastman Chemical Co. 4.80%, 9/1/42	315,000	271,713
Eaton Corp. 5.45%, 3/6/56(b)	450,000	420,479
eBay, Inc. 4.00%, 7/15/42	140,000	108,402
Ecolab, Inc. 2.13%, 8/15/50	400,000	206,300
Elevance Health, Inc.
2.55%, 3/15/31	300,000	269,524
4.75%, 2/15/33	100,000	96,938
5.20%, 2/15/35	500,000	490,221
5.00%, 1/15/36	300,000	287,337
4.65%, 1/15/43	250,000	213,578
4.65%, 8/15/44	276,000	231,351
3.13%, 5/15/50	332,000	205,534
3.60%, 3/15/51	219,000	147,361
5.13%, 2/15/53	240,000	204,663
5.70%, 2/15/55(b)	150,000	138,626
Eli Lilly & Co.
3.95%, 3/15/49	850,000	647,843
4.88%, 2/27/53	262,000	225,602
5.05%, 8/14/54	250,000	220,495
2.50%, 9/15/60	100,000	51,111
5.10%, 2/9/64	500,000	432,147
Emerson Electric Co. 5.25%, 11/15/39	500,000	490,474
Energy Transfer LP
6.55%, 12/1/33	500,000	531,154
6.63%, 10/15/36	200,000	212,071
5.80%, 6/15/38, Series 20Y	385,000	382,938
7.50%, 7/1/38	60,000	67,531
Investments in Long Securities	Principal Amount	Value
4.95%, 1/15/43(b)	$354,000	$305,988
5.30%, 4/1/44	283,000	250,914
5.35%, 5/15/45	240,000	212,323
5.30%, 4/15/47	222,000	193,720
5.40%, 10/1/47	205,000	180,214
6.25%, 4/15/49	105,000	101,716
5.00%, 5/15/50	218,000	178,859
5.95%, 5/15/54	750,000	696,769
Enstar Group Ltd. 4.95%, 6/1/29(b)	37,000	36,719
Entergy Corp.
2.80%, 6/15/30	335,000	309,264
3.75%, 6/15/50	213,000	148,537
Entergy Louisiana LLC
3.10%, 6/15/41	300,000	219,937
4.20%, 4/1/50	385,000	292,135
5.70%, 3/15/54	300,000	281,431
Entergy Texas, Inc. 3.55%, 9/30/49	500,000	342,462
Enterprise Products Operating LLC
5.20%, 1/15/36	500,000	491,042
4.85%, 8/15/42	600,000	536,709
4.90%, 5/15/46	350,000	304,686
3.70%, 1/31/51	760,000	536,294
4.95%, 10/15/54	258,000	219,953
EOG Resources, Inc.
5.35%, 1/15/36	300,000	297,149
5.65%, 12/1/54	150,000	141,343
Equinix, Inc.
3.90%, 4/15/32	185,000	171,455
3.00%, 7/15/50	213,000	127,753
Equitable Holdings, Inc. 5.00%, 4/20/48	353,000	295,549
Essential Properties LP 2.95%, 7/15/31(b)	193,000	173,214
Essential Utilities, Inc.
3.57%, 5/1/29	197,000	190,379
5.30%, 5/1/52	250,000	220,947
Essex Portfolio LP
4.00%, 3/1/29	50,000	48,970
4.88%, 2/15/36	550,000	522,406
Estee Lauder Cos., Inc. 3.13%, 12/1/49	300,000	191,158
Everest Reinsurance Holdings, Inc. 3.50%, 10/15/50	386,000	252,183
Evergy Kansas Central, Inc. 4.10%, 4/1/43	150,000	121,478
Evergy Metro, Inc. 4.13%, 4/1/49, Series 2019	200,000	155,606
Eversource Energy
3.30%, 1/15/28, Series M	88,000	86,319
5.95%, 2/1/29	80,000	81,908

See Notes to Financial Statements.

WisdomTree Trust    171

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2026
Investments in Long Securities	Principal Amount	Value
1.65%, 8/15/30, Series R	$325,000	$285,487
5.95%, 7/15/34	250,000	256,681
Exelon Corp.
5.15%, 3/15/28	85,000	85,540
3.35%, 3/15/32(b)	380,000	346,877
4.95%, 6/15/35	151,000	143,617
5.60%, 3/15/53	196,000	178,229
6.50%, 3/15/55, (6.50% fixed rate until 3/15/35; 5-year Constant Maturity Treasury Rate + 1.975% thereafter)(b)(d)	250,000	252,043
Extra Space Storage LP
5.90%, 1/15/31	200,000	205,201
5.40%, 2/1/34	300,000	297,602
Exxon Mobil Corp.
4.11%, 3/1/46	500,000	400,516
3.45%, 4/15/51(b)	654,000	448,661
Federal Realty OP LP 4.50%, 12/1/44	183,000	151,918
FedEx Corp. 4.90%, 1/15/34	269,000	262,272
Fidelity National Financial, Inc.
4.50%, 8/15/28	195,000	193,930
3.40%, 6/15/30	240,000	224,289
Fidelity National Information Services, Inc. 5.10%, 7/15/32(b)	435,000	428,635
Fifth Third Bancorp 8.25%, 3/1/38	450,000	534,079
FirstEnergy Corp. 3.40%, 3/1/50, Series C(b)	400,000	260,229
Fiserv, Inc.
2.65%, 6/1/30(b)	583,000	531,526
5.63%, 8/21/33(b)	350,000	346,732
Florida Power & Light Co.
4.13%, 2/1/42	700,000	578,988
5.70%, 3/15/55	500,000	474,867
5.90%, 6/1/66	500,000	477,374
Flowers Foods, Inc. 6.20%, 3/15/55	300,000	240,180
Ford Motor Co.
7.45%, 7/16/31	103,000	110,580
3.25%, 2/12/32	780,000	682,374
Ford Motor Credit Co. LLC
7.35%, 11/4/27	500,000	512,618
2.90%, 2/10/29	260,000	245,202
7.12%, 11/7/33(b)	550,000	579,758
6.47%, 5/22/36(b)	500,000	502,228
Fortune Brands Innovations, Inc. 4.50%, 3/25/52(b)	235,000	185,877
Fox Corp.
3.50%, 4/8/30(b)	120,000	114,125
5.58%, 1/25/49(b)	247,000	223,055
Investments in Long Securities	Principal Amount	Value
Freeport-McMoRan, Inc.
4.38%, 8/1/28	$49,000	$48,615
5.40%, 11/14/34	90,000	89,734
5.45%, 3/15/43(b)	150,000	141,081
GATX Corp.
4.70%, 4/1/29	156,000	155,085
1.90%, 6/1/31	228,000	196,863
6.90%, 5/1/34	92,000	99,431
5.20%, 3/15/44(b)	352,000	319,183
GE HealthCare Technologies, Inc.
5.91%, 11/22/32	200,000	206,816
4.95%, 12/15/35	500,000	478,143
GE Vernova, Inc. 5.50%, 2/4/56(b)	250,000	231,411
General Dynamics Corp. 4.25%, 4/1/50	250,000	199,912
General Mills, Inc.
4.20%, 4/17/28	107,000	106,129
2.25%, 10/14/31	410,000	357,698
5.25%, 1/30/35(b)	345,000	338,571
General Motors Co.
6.80%, 10/1/27	58,000	59,132
5.00%, 4/1/35(b)	480,000	455,375
6.60%, 4/1/36	105,000	110,423
6.25%, 10/2/43	560,000	547,202
5.95%, 4/1/49(b)	160,000	149,027
General Motors Financial Co., Inc.
5.05%, 4/4/28	500,000	501,761
5.60%, 6/18/31	510,000	516,196
3.10%, 1/12/32	500,000	447,605
6.10%, 1/7/34	500,000	512,936
Genuine Parts Co.
1.88%, 11/1/30	159,000	138,086
2.75%, 2/1/32	155,000	134,676
Georgia Power Co.
4.30%, 3/15/43	143,000	118,535
3.70%, 1/30/50, Series B	220,000	155,476
3.25%, 3/15/51, Series A	800,000	513,212
Gilead Sciences, Inc.
4.00%, 9/1/36	146,000	130,806
2.60%, 10/1/40	247,000	174,021
4.80%, 4/1/44	195,000	171,657
4.75%, 3/1/46	350,000	302,023
4.15%, 3/1/47	400,000	314,852
5.50%, 11/15/54(b)	500,000	467,423
Global Payments, Inc.
5.40%, 8/15/32(b)	218,000	214,335
5.55%, 11/15/35	305,000	291,207
4.15%, 8/15/49(b)	81,000	57,257

See Notes to Financial Statements.

172    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2026
Investments in Long Securities	Principal Amount	Value
GLP Capital LP/GLP Financing II, Inc. 5.63%, 3/1/36	$500,000	$476,692
Goldman Sachs Group, Inc.
6.75%, 10/1/37	549,000	579,756
6.25%, 2/1/41(b)	300,000	308,525
5.39%, 2/2/41, (5.387% fixed rate until 2/2/36; 5-year Constant Maturity Treasury Rate + 1.18% thereafter)(b)(d)	200,000	189,725
3.21%, 4/22/42, (3.21% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.513% thereafter)(d)	500,000	361,491
5.15%, 5/22/45	347,000	304,255
4.75%, 10/21/45	500,000	420,755
5.56%, 11/19/45, (5.561% fixed rate until 11/19/44; Secured Overnight Financing Rate + 1.58% thereafter)(d)	100,000	93,021
5.73%, 1/28/56, (5.734% fixed rate until 1/28/55; Secured Overnight Financing Rate + 1.696% thereafter)(d)	1,000,000	926,975
Goldman Sachs Private Credit Corp. 5.88%, 5/6/28	248,000	249,573
GXO Logistics, Inc. 2.65%, 7/15/31	150,000	132,493
HA Sustainable Infrastructure Capital, Inc. 6.00%, 3/15/36	250,000	243,728
Haleon U.S. Capital LLC 3.63%, 3/24/32	500,000	463,677
Halliburton Co.
4.85%, 11/15/35	258,000	244,865
6.70%, 9/15/38	56,000	60,304
7.45%, 9/15/39	173,000	196,750
4.75%, 8/1/43	157,000	134,427
5.00%, 11/15/45(b)	181,000	157,966
Hanover Insurance Group, Inc. 2.50%, 9/1/30	73,000	65,839
Harley-Davidson, Inc. 4.63%, 7/28/45	308,000	216,677
Hartford Insurance Group, Inc.
4.30%, 4/15/43	143,000	117,562
4.40%, 3/15/48	210,000	168,713
3.60%, 8/19/49	99,000	68,806
Hasbro, Inc.
3.50%, 9/15/27	249,000	246,526
6.35%, 3/15/40(b)	86,000	87,975
HCA, Inc.
2.38%, 7/15/31	190,000	167,144
3.63%, 3/15/32	250,000	230,043
5.50%, 6/1/33	350,000	351,470
5.60%, 4/1/34	134,000	134,632
5.30%, 5/15/36	300,000	290,389
5.13%, 6/15/39(b)	317,000	293,725
5.50%, 6/15/47	132,000	118,418
5.25%, 6/15/49	218,000	187,414
4.63%, 3/15/52	400,000	309,857
Investments in Long Securities	Principal Amount	Value
5.95%, 9/15/54	$500,000	$467,403
6.10%, 4/1/64(b)	150,000	141,512
Healthcare Realty Holdings LP 3.10%, 2/15/30	140,000	131,051
Healthpeak OP LLC 2.88%, 1/15/31	310,000	282,036
Hess Corp. 5.60%, 2/15/41	500,000	493,398
Hewlett Packard Enterprise Co.
4.85%, 10/15/31	100,000	98,392
6.20%, 10/15/35(b)	455,000	477,122
6.35%, 10/15/45(b)	427,000	423,472
Highwoods Realty LP 4.20%, 4/15/29	45,000	43,917
Home Depot, Inc.
5.88%, 12/16/36	800,000	829,173
3.30%, 4/15/40(b)	858,000	668,453
4.25%, 4/1/46(b)	750,000	602,673
3.13%, 12/15/49	250,000	160,501
2.38%, 3/15/51	476,000	256,445
3.63%, 4/15/52	100,000	69,047
5.40%, 6/25/64(b)	200,000	180,845
Honeywell Aerospace, Inc.
5.73%, 3/16/56	500,000	475,552
5.85%, 3/16/66	150,000	142,943
Honeywell International, Inc. 3.81%, 11/21/47	100,000	74,336
Host Hotels & Resorts LP 3.50%, 9/15/30, Series I	300,000	280,918
Howard University 5.21%, 10/1/52, Series 22A	300,000	244,236
Howmet Aerospace, Inc. 5.95%, 2/1/37	75,000	77,765
HP, Inc.
6.10%, 4/25/35(b)	550,000	564,732
6.00%, 9/15/41(b)	195,000	191,325
Hubbell, Inc. 3.50%, 2/15/28	49,000	48,230
Humana, Inc.
5.95%, 3/15/34	500,000	508,068
4.80%, 3/15/47	95,000	76,063
5.50%, 3/15/53	260,000	225,409
5.75%, 4/15/54(b)	300,000	268,426
Huntington Bancshares, Inc.
5.02%, 5/17/33, (5.023% fixed rate until 5/17/32; Secured Overnight Financing Rate + 2.05% thereafter)(d)	210,000	205,792
2.49%, 8/15/36, (2.487% fixed rate until 8/15/31; 5-year Constant Maturity Treasury Rate + 1.17% thereafter)(d)	476,000	406,480
5.61%, 1/28/41, (5.605% fixed rate until 1/28/36; 5-year Constant Maturity Treasury Rate + 1.35% thereafter)(d)	240,000	229,937

See Notes to Financial Statements.

WisdomTree Trust    173

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2026
Investments in Long Securities	Principal Amount	Value
IBM International Capital Pte. Ltd.
5.25%, 2/5/44(b)	$900,000	$794,500
5.30%, 2/5/54(b)	350,000	294,759
IDEX Corp. 3.00%, 5/1/30	25,000	23,310
Indiana Michigan Power Co. 3.75%, 7/1/47, Series L	300,000	217,629
Ingersoll Rand, Inc. 5.45%, 6/15/34(b)	560,000	561,407
Intel Corp.
4.15%, 8/5/32(b)	750,000	704,941
5.30%, 5/15/36	1,200,000	1,158,012
5.63%, 2/10/43(b)	250,000	232,379
4.10%, 5/11/47	40,000	29,164
3.73%, 12/8/47	600,000	410,876
5.70%, 2/10/53	400,000	356,912
5.60%, 2/21/54(b)	713,000	626,836
3.10%, 2/15/60(b)	250,000	134,078
5.05%, 8/5/62	86,000	67,266
Intercontinental Exchange, Inc.
2.65%, 9/15/40	500,000	352,080
4.25%, 9/21/48	300,000	235,233
3.00%, 6/15/50(b)	87,000	54,225
3.00%, 9/15/60	950,000	532,309
International Business Machines Corp. 4.25%, 5/15/49	500,000	366,018
International Paper Co.
4.80%, 6/15/44	300,000	253,765
4.40%, 8/15/47	30,000	23,532
4.35%, 8/15/48(b)	149,000	114,684
Interstate Power & Light Co.
3.70%, 9/15/46	76,000	55,095
3.50%, 9/30/49	175,000	120,026
3.10%, 11/30/51	228,000	140,700
Invitation Homes Operating Partnership LP
2.00%, 8/15/31	156,000	133,409
4.88%, 2/1/35	400,000	378,856
Jabil, Inc. 3.95%, 1/12/28	93,000	91,913
Jackson Financial, Inc.
5.67%, 6/8/32	119,000	118,552
6.15%, 1/15/37	500,000	489,424
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 5/15/32	169,000	149,001
6.75%, 3/15/34	32,000	34,231
5.95%, 4/20/35	300,000	303,473
6.50%, 12/1/52	305,000	296,615
7.25%, 11/15/53(b)	200,000	211,898
6.25%, 3/1/56	700,000	660,799
Investments in Long Securities	Principal Amount	Value
Jefferies Financial Group, Inc.
2.75%, 10/15/32	$120,000	$101,628
6.25%, 1/15/36	448,000	450,149
JetBlue Pass-Through Trust 2.75%, 5/15/32, Series 2019-1, Class AA	104,972	91,926
JM Smucker Co. 6.50%, 11/15/53(b)	250,000	263,279
Johnson & Johnson
2.10%, 9/1/40	500,000	337,628
3.50%, 1/15/48	685,000	496,818
Johnson Controls International PLC
6.00%, 1/15/36	162,000	168,297
4.50%, 2/15/47	120,000	98,548
JPMorgan Chase & Co.
6.40%, 5/15/38	500,000	534,360
3.16%, 4/22/42, (3.157% fixed rate until 4/22/41; 3-month Secured Overnight Financing Rate + 1.46% thereafter)(d)	1,045,000	768,584
4.85%, 2/1/44(b)	100,000	88,806
4.95%, 6/1/45	500,000	440,548
4.26%, 2/22/48, (4.26% fixed rate until 2/22/47; 3-month Secured Overnight Financing Rate + 1.842% thereafter)(d)	500,000	397,073
3.96%, 11/15/48, (3.964% fixed rate until 11/15/47; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(d)	600,000	452,891
3.90%, 1/23/49, (3.897% fixed rate until 1/23/48; 3-month Secured Overnight Financing Rate + 1.482% thereafter)(d)	300,000	223,953
3.33%, 4/22/52, (3.328% fixed rate until 4/22/51; Secured Overnight Financing Rate + 1.58% thereafter)(b)(d)	500,000	329,851
Juniper Networks, Inc. 5.95%, 3/15/41	125,000	119,896
Kaiser Foundation Hospitals
2.81%, 6/1/41, Series 2021	500,000	356,610
3.27%, 11/1/49, Series 2019	300,000	199,143
3.00%, 6/1/51, Series 2021	500,000	310,486
Kellanova 4.50%, 4/1/46	285,000	236,500
Kentucky Utilities Co. 4.38%, 10/1/45	351,000	285,122
Kenvue, Inc. 5.05%, 3/22/53	250,000	217,811
Keurig Dr. Pepper, Inc.
5.30%, 3/15/34(b)	500,000	493,152
4.50%, 4/15/52(b)	473,000	366,132
Keybank National Association 4.90%, 8/8/32	600,000	578,679
Kilroy Realty LP 4.25%, 8/15/29	65,000	63,023
Kimberly-Clark Corp. 3.90%, 5/4/47	330,000	251,524

See Notes to Financial Statements.

174    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2026
Investments in Long Securities	Principal Amount	Value
Kimco Realty OP LLC
5.30%, 2/1/36(b)	$450,000	$444,654
4.25%, 4/1/45	100,000	81,246
3.70%, 10/1/49	60,000	42,940
Kinder Morgan Energy Partners LP
7.30%, 8/15/33	224,000	247,781
5.80%, 3/15/35	114,000	115,799
6.50%, 2/1/37	582,000	617,025
6.95%, 1/15/38	700,000	763,999
5.00%, 3/1/43	100,000	88,841
5.40%, 9/1/44	58,000	53,018
Kinder Morgan, Inc.
7.80%, 8/1/31	328,000	365,585
5.20%, 6/1/33	700,000	697,502
5.05%, 2/15/46	180,000	156,427
3.25%, 8/1/50	110,000	69,442
KLA Corp.
3.30%, 3/1/50	70,000	46,139
4.95%, 7/15/52	315,000	270,291
Kraft Heinz Foods Co.
4.25%, 3/1/31	335,000	323,652
6.88%, 1/26/39	300,000	320,832
5.20%, 7/15/45	766,000	664,636
4.38%, 6/1/46	100,000	77,773
5.50%, 6/1/50(b)	321,000	283,649
Kroger Co.
5.00%, 9/15/34(b)	500,000	483,317
5.40%, 7/15/40	165,000	156,744
5.15%, 8/1/43(b)	200,000	180,450
4.65%, 1/15/48	189,000	153,951
5.65%, 9/15/64(b)	250,000	223,891
Kyndryl Holdings, Inc. 4.10%, 10/15/41	265,000	185,956
L3Harris Technologies, Inc.
4.40%, 6/15/28	30,000	29,836
1.80%, 1/15/31(b)	415,000	363,345
4.85%, 4/27/35	255,000	244,994
5.05%, 4/27/45	510,000	456,629
Laboratory Corp. of America Holdings
3.60%, 9/1/27	185,000	183,454
4.55%, 4/1/32(b)	250,000	242,639
Lear Corp. 2.60%, 1/15/32	250,000	218,312
Leidos, Inc. 2.30%, 2/15/31	340,000	300,310
Leland Stanford Junior University 3.65%, 5/1/48	700,000	521,401
Lincoln National Corp. 7.00%, 6/15/40	150,000	158,777
Lockheed Martin Corp.
4.50%, 5/15/36	95,000	89,475
4.07%, 12/15/42	500,000	409,979
Investments in Long Securities	Principal Amount	Value
4.70%, 5/15/46	$200,000	$171,960
4.09%, 9/15/52	300,000	225,874
5.20%, 2/15/64(b)	550,000	483,132
Louisville Gas & Electric Co. 5.85%, 8/15/55	300,000	287,903
Lowe’s Cos., Inc.
4.00%, 10/15/28	130,000	128,080
3.65%, 4/5/29	52,000	50,560
4.50%, 4/15/30	256,000	252,527
1.70%, 10/15/30	100,000	87,766
3.75%, 4/1/32	695,000	647,187
5.00%, 4/15/40	232,000	213,450
2.80%, 9/15/41	110,000	75,782
3.00%, 10/15/50	384,000	230,945
3.50%, 4/1/51	310,000	205,098
5.75%, 7/1/53	394,000	368,267
5.85%, 4/1/63	250,000	232,731
LPL Holdings, Inc. 5.65%, 3/15/35	403,000	394,826
LYB International Finance BV 5.25%, 7/15/43	110,000	95,408
LYB International Finance III LLC
5.50%, 3/1/34	500,000	492,437
4.20%, 10/15/49	210,000	149,626
4.20%, 5/1/50	700,000	498,079
3.80%, 10/1/60	210,000	129,322
Maple Parent Holdings Corp. 6.63%, 3/26/56(b)(e)	200,000	201,009
Marathon Petroleum Corp.
5.15%, 3/1/30	250,000	251,625
5.70%, 3/1/35	250,000	252,714
4.75%, 9/15/44	46,000	39,004
4.50%, 4/1/48	230,000	181,558
Markel Group, Inc. 6.00%, 5/16/54	244,000	232,136
Marriott International, Inc.
4.63%, 6/15/30, Series FF	157,000	154,895
3.50%, 10/15/32, Series GG	688,000	624,191
5.50%, 4/15/37(b)	500,000	490,794
Marsh & McLennan Cos., Inc.
5.35%, 11/15/44	1,000,000	926,553
5.45%, 3/15/54(b)	300,000	272,878
Martin Marietta Materials, Inc.
3.20%, 7/15/51	241,000	151,335
5.50%, 12/1/54(b)	65,000	59,312
Marvell Technology, Inc. 2.95%, 4/15/31	285,000	258,438
Massachusetts Institute of Technology 3.96%, 7/1/38	700,000	627,106
Mastercard, Inc.
3.95%, 2/26/48	300,000	228,136
3.85%, 3/26/50	500,000	371,614
2.95%, 3/15/51	300,000	185,916

See Notes to Financial Statements.

WisdomTree Trust    175

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2026
Investments in Long Securities	Principal Amount	Value
McCormick & Co., Inc.
3.40%, 8/15/27	$60,000	$59,389
1.85%, 2/15/31	245,000	214,017
McDonald’s Corp.
4.95%, 8/14/33(b)	280,000	278,531
4.70%, 12/9/35	227,000	216,758
4.88%, 7/15/40	40,000	36,542
4.45%, 3/1/47	451,000	364,987
4.45%, 9/1/48	400,000	321,472
Medtronic, Inc. 4.63%, 3/15/45(b)	250,000	216,583
Merck & Co., Inc.
3.90%, 3/7/39	500,000	425,482
4.00%, 3/7/49	800,000	605,045
5.55%, 12/4/55(b)	488,000	456,725
2.90%, 12/10/61	800,000	436,529
Meta Platforms, Inc.
6.20%, 5/15/46	500,000	469,802
4.45%, 8/15/52	500,000	358,313
6.30%, 5/15/56	1,800,000	1,660,469
5.75%, 11/15/65	1,100,000	906,000
MetLife, Inc.
10.75%, 8/1/39	152,000	194,366
5.25%, 1/15/54(b)	509,000	453,846
6.35%, 3/15/55, Series G, (6.35% fixed rate until 3/15/35; 5-year Constant Maturity Treasury Rate + 2.078% thereafter)(d)	415,000	422,051
Micron Technology, Inc. 3.37%, 11/1/41	200,000	149,852
Microsoft Corp.
3.45%, 8/8/36(b)	300,000	261,599
3.70%, 8/8/46	500,000	373,950
2.50%, 9/15/50	1,500,000	840,985
3.95%, 8/8/56	60,000	43,309
2.68%, 6/1/60	500,000	260,265
MidAmerican Energy Co.
4.25%, 7/15/49	800,000	623,624
5.30%, 2/1/55	300,000	268,759
Molson Coors Beverage Co.
5.00%, 5/1/42(b)	69,000	60,834
4.20%, 7/15/46	220,000	168,553
Mondelez International, Inc.
1.88%, 10/15/32(b)	325,000	274,411
2.63%, 9/4/50(b)	100,000	57,764
Montefiore Obligated Group 4.29%, 9/1/50	310,000	211,960
Moody’s Corp.
4.25%, 8/8/32(b)	563,000	539,128
5.00%, 8/5/34(b)	597,000	585,308
2.75%, 8/19/41	500,000	343,498
Investments in Long Securities	Principal Amount	Value
Morgan Stanley
2.48%, 9/16/36, (2.484% fixed rate until 9/16/31; Secured Overnight Financing Rate + 1.36% thereafter)(d)	$500,000	$429,129
5.94%, 2/7/39, (5.942% fixed rate until 2/7/34; 5-year Constant Maturity Treasury Rate + 1.80% thereafter)(d)	250,000	251,180
5.31%, 1/18/41, (5.314% fixed rate until 1/18/36; 5-year Constant Maturity Treasury Rate + 1.17% thereafter)(d)	500,000	474,413
3.22%, 4/22/42, (3.217% fixed rate until 4/22/41; Secured Overnight Financing Rate + 1.485% thereafter)(d)	800,000	588,781
6.38%, 7/24/42	250,000	262,262
4.38%, 1/22/47	300,000	241,214
5.90%, 3/13/47, (5.90% fixed rate until 3/13/46; Secured Overnight Financing Rate + 1.782% thereafter)(b)(d)	400,000	389,883
5.60%, 3/24/51, (5.597% fixed rate until 3/24/50; Secured Overnight Financing Rate + 4.84% thereafter)(d)	200,000	187,304
2.80%, 1/25/52, (2.802% fixed rate until 1/25/51; Secured Overnight Financing Rate + 1.43% thereafter)(b)(d)	650,000	382,359
5.52%, 11/19/55, (5.516% fixed rate until 11/19/54; Secured Overnight Financing Rate + 1.71% thereafter)(b)(d)	300,000	274,970
Mosaic Co. 5.63%, 11/15/43(b)	98,000	90,480
Motorola Solutions, Inc.
4.60%, 5/23/29	69,000	68,522
5.60%, 6/1/32	10,000	10,158
MPLX LP
4.00%, 3/15/28	149,000	147,317
5.50%, 6/1/34	565,000	562,330
4.50%, 4/15/38	650,000	575,360
5.20%, 3/1/47	93,000	81,022
4.70%, 4/15/48	200,000	161,214
4.95%, 3/14/52	150,000	122,720
5.95%, 4/1/55(b)	182,000	171,159
6.10%, 4/1/56	300,000	287,939
MSCI, Inc. 5.15%, 3/15/36(b)	500,000	474,550
Mylan, Inc.
4.55%, 4/15/28	41,000	40,669
5.20%, 4/15/48	490,000	396,700
MyMichigan Health 3.41%, 6/1/50, Series 2020	356,000	244,896
Nasdaq, Inc.
1.65%, 1/15/31	190,000	165,416
2.50%, 12/21/40	160,000	108,550
See Notes to Financial Statements.

176    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2026
Investments in Long Securities	Principal Amount	Value
3.95%, 3/7/52	$61,000	$44,006
6.10%, 6/28/63	170,000	165,676
National Health Investors, Inc. 3.00%, 2/1/31	50,000	44,905
National Rural Utilities Cooperative Finance Corp. 4.30%, 3/15/49	400,000	318,465
Netflix, Inc. 5.40%, 8/15/54(b)	200,000	184,308
Nevada Power Co. 5.90%, 5/1/53, Series GG	250,000	241,022
Newmont Corp. 5.45%, 6/9/44	75,000	71,750
NextEra Energy Capital Holdings, Inc.
2.44%, 1/15/32	310,000	269,928
5.05%, 2/28/33	260,000	256,127
3.00%, 1/15/52	713,000	419,484
6.75%, 6/15/54, (6.75% fixed rate until 6/15/34; 5-year Constant Maturity Treasury Rate + 2.457% thereafter)(d)	350,000	358,892
5.85%, 3/1/56	300,000	280,161
6.20%, 10/1/56, Series BB, (6.20% fixed rate until 10/1/36; 5-year Constant Maturity Treasury Rate + 1.765% thereafter)(d)	400,000	390,263
NIKE, Inc. 3.38%, 3/27/50	446,000	299,886
NiSource, Inc.
4.80%, 2/15/44	81,000	69,688
5.65%, 2/1/45	346,000	325,861
6.38%, 3/31/55, (6.375% fixed rate until 3/31/35; 5-year Constant Maturity Treasury Rate + 2.527% thereafter)(d)	449,000	452,708
NNN REIT, Inc.
3.50%, 10/15/27	115,000	113,604
2.50%, 4/15/30	200,000	183,364
3.50%, 4/15/51	150,000	101,039
Norfolk Southern Corp.
5.05%, 8/1/30	500,000	503,128
3.95%, 10/1/42(b)	112,000	89,587
3.94%, 11/1/47	163,000	122,552
4.10%, 5/15/49	183,000	139,270
2.90%, 8/25/51	130,000	77,799
3.70%, 3/15/53	510,000	351,304
3.16%, 5/15/55	75,000	45,779
4.10%, 5/15/2121	335,000	222,343
Northeastern University 2.89%, 10/1/50, Series 2020	10,000	6,387
Northern States Power Co.
3.60%, 9/15/47	100,000	72,021
5.65%, 5/15/55	250,000	235,420
5.55%, 5/15/56	500,000	463,875
Investments in Long Securities	Principal Amount	Value
Northrop Grumman Corp.
5.15%, 5/1/40(b)	$255,000	$242,179
4.03%, 10/15/47	218,000	166,387
5.25%, 5/1/50(b)	405,000	364,945
5.20%, 6/1/54(b)	250,000	222,602
Northwestern University 2.64%, 12/1/50, Series 2020	500,000	300,215
NOV, Inc. 3.95%, 12/1/42	180,000	137,449
Novartis Capital Corp.
3.70%, 9/21/42	19,000	15,094
5.60%, 3/18/46	700,000	680,082
5.70%, 3/18/56	500,000	485,496
NSTAR Electric Co. 4.55%, 6/1/52	650,000	523,376
Nucor Corp. 2.98%, 12/15/55	300,000	178,445
NVIDIA Corp.
5.55%, 6/15/46(b)	500,000	460,457
3.50%, 4/1/50(b)	500,000	336,479
3.70%, 4/1/60	500,000	330,181
Occidental Petroleum Corp.
7.50%, 5/1/31	250,000	273,557
5.38%, 1/1/32(b)	125,000	126,179
5.55%, 10/1/34(b)	265,000	267,622
6.60%, 3/15/46(b)	400,000	415,602
6.05%, 10/1/54(b)	200,000	196,102
Oglethorpe Power Corp.
5.95%, 11/1/39	210,000	211,758
4.50%, 4/1/47	168,000	134,421
5.25%, 9/1/50	80,000	70,174
Oklahoma Gas & Electric Co. 5.90%, 4/1/56	300,000	290,978
Omnicom Group, Inc.
2.45%, 4/30/30	168,000	153,315
2.40%, 3/1/31	85,000	75,669
5.40%, 10/1/48	276,000	238,511
Oncor Electric Delivery Co. LLC
4.10%, 11/15/48	520,000	394,074
5.90%, 3/15/56(e)	300,000	290,040
ONEOK, Inc.
3.25%, 6/1/30	152,000	142,500
6.05%, 9/1/33	150,000	154,760
5.05%, 11/1/34	403,000	388,952
5.40%, 10/15/35	500,000	490,876
5.15%, 10/15/43	147,000	130,164
4.95%, 7/13/47	325,000	271,496
4.45%, 9/1/49	100,000	77,909
7.15%, 1/15/51(b)	115,000	123,854
5.70%, 11/1/54	650,000	591,754

See Notes to Financial Statements.

WisdomTree Trust    177

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2026
Investments in Long Securities	Principal Amount	Value
Oracle Corp.
2.88%, 3/25/31	$355,000	$311,027
5.25%, 2/3/32	250,000	240,060
4.90%, 2/6/33(b)	300,000	276,221
5.35%, 5/4/33	500,000	471,033
4.70%, 9/27/34	582,000	513,287
3.90%, 5/15/35	372,000	303,969
5.20%, 9/26/35(b)	890,000	798,304
3.85%, 7/15/36	335,000	266,077
3.80%, 11/15/37	240,000	182,577
6.50%, 4/15/38(b)	794,000	767,201
3.60%, 4/1/40	314,000	217,661
5.38%, 7/15/40	570,000	473,564
4.13%, 5/15/45	515,000	339,904
6.55%, 2/4/46	500,000	446,147
4.00%, 11/15/47	280,000	175,683
3.60%, 4/1/50	233,000	134,964
3.95%, 3/25/51	885,000	537,996
5.55%, 2/6/53	500,000	378,048
6.00%, 8/3/55	1,000,000	804,955
3.85%, 4/1/60(b)	801,000	450,005
4.10%, 3/25/61	470,000	275,006
6.85%, 2/4/66	500,000	438,855
O’Reilly Automotive, Inc. 4.20%, 4/1/30(b)	675,000	656,959
Oshkosh Corp. 4.60%, 5/15/28	46,000	45,789
Otis Worldwide Corp.
2.57%, 2/15/30	248,000	229,093
3.11%, 2/15/40	50,000	37,360
Ovintiv, Inc.
7.20%, 11/1/31	81,000	87,595
7.10%, 7/15/53	250,000	271,052
Owens Corning
7.00%, 12/1/36	182,000	199,102
4.30%, 7/15/47	159,000	124,583
Pacific Gas & Electric Co.
2.50%, 2/1/31	505,000	450,228
5.80%, 5/15/34	300,000	301,199
5.60%, 8/15/36	500,000	486,821
4.45%, 4/15/42	465,000	375,894
3.75%, 8/15/42	440,000	323,849
3.50%, 8/1/50	490,000	312,572
5.90%, 10/1/54	500,000	453,997
6.15%, 3/1/55	250,000	235,349
PacifiCorp
6.25%, 10/15/37	224,000	228,308
3.30%, 3/15/51	252,000	155,637
5.80%, 1/15/55	744,000	675,807
Packaging Corp. of America 4.05%, 12/15/49(b)	26,000	19,479
Investments in Long Securities	Principal Amount	Value
Parker-Hannifin Corp.
4.10%, 3/1/47	$90,000	$70,504
4.00%, 6/14/49(b)	105,000	79,422
PayPal Holdings, Inc.
3.25%, 6/1/50	288,000	185,542
5.25%, 6/1/62(b)	100,000	85,508
PECO Energy Co. 5.25%, 9/15/54	800,000	710,064
PepsiCo, Inc.
5.50%, 1/15/40	232,000	231,835
4.88%, 11/1/40	6,000	5,608
2.63%, 10/21/41	500,000	346,066
4.65%, 2/15/53	512,000	430,153
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 5/19/43	350,000	320,323
5.30%, 5/19/53	1,500,000	1,344,170
Pfizer, Inc.
7.20%, 3/15/39	700,000	795,484
4.13%, 12/15/46	200,000	157,452
5.70%, 11/15/65	200,000	186,708
PG&E Recovery Funding LLC
5.26%, 1/15/38, Series A-2	1,050,000	1,039,436
5.54%, 7/15/47, Series A-3	1,070,000	1,026,844
PG&E Wildfire Recovery Funding LLC
5.21%, 12/1/47, Series A-4	632,000	580,287
4.67%, 12/1/51, Series A-5	780,000	650,793
5.10%, 6/1/52, Series A-5	860,000	758,610
Philip Morris International, Inc. 4.25%, 11/10/44	400,000	324,433
Phillips 66
4.88%, 11/15/44	53,000	46,006
4.90%, 10/1/46	100,000	85,692
3.30%, 3/15/52	465,000	295,465
Phillips 66 Co.
4.68%, 2/15/45	200,000	168,015
6.20%, 3/15/56, Series B, (6.20% fixed rate until 3/15/36; 5-year Constant Maturity Treasury Rate + 2.166% thereafter)(b)(d)	250,000	247,374
Piedmont Natural Gas Co., Inc. 5.05%, 5/15/52	187,000	161,773
Pilgrim’s Pride Corp. 6.88%, 5/15/34(b)	300,000	321,357
Plains All American Pipeline LP/PAA Finance Corp.
6.65%, 1/15/37	272,000	287,804
4.90%, 2/15/45(b)	250,000	215,550
Principal Financial Group, Inc. 6.05%, 10/15/36	500,000	513,435
Procter & Gamble Co.
3.50%, 10/25/47	400,000	301,038
3.60%, 3/25/50(b)	500,000	371,828
Progress Energy, Inc. 7.75%, 3/1/31	253,000	278,999

See Notes to Financial Statements.

178    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2026
Investments in Long Securities	Principal Amount	Value
Progressive Corp. 3.70%, 3/15/52	$300,000	$210,868
Prologis LP 2.13%, 10/15/50	500,000	256,456
Providence St. Joseph Health Obligated Group 3.93%, 10/1/48, Series A	355,000	267,559
Prudential Financial, Inc.
4.60%, 5/15/44(b)	500,000	423,429
4.35%, 2/25/50	290,000	227,082
6.75%, 3/1/53, (6.75% fixed rate until 3/1/33; 5-year Constant Maturity Treasury Rate + 2.848% thereafter)(d)	350,000	364,221
Public Service Co. of Colorado
4.50%, 6/1/52, Series 39	100,000	78,920
5.25%, 4/1/53	300,000	263,887
5.75%, 5/15/54(b)	74,000	69,935
Public Service Co. of Oklahoma 6.30%, 8/15/56, Series P	300,000	298,621
Public Service Electric & Gas Co.
3.80%, 1/1/43	250,000	197,120
5.45%, 3/1/54	500,000	461,288
Public Service Enterprise Group, Inc. 5.45%, 4/1/34	500,000	498,956
Puget Energy, Inc. 5.73%, 3/15/35	250,000	247,080
Puget Sound Energy, Inc. 4.22%, 6/15/48	485,000	377,013
QUALCOMM, Inc.
4.80%, 5/20/45	100,000	85,393
3.25%, 5/20/50(b)	400,000	255,886
Quanta Services, Inc.
4.50%, 1/15/31	300,000	292,427
3.05%, 10/1/41	160,000	113,236
Quest Diagnostics, Inc. 2.80%, 6/30/31	300,000	271,282
Raymond James Financial, Inc. 3.75%, 4/1/51	250,000	173,909
Realty Income Corp. 4.65%, 3/15/47	335,000	281,982
Regal Rexnord Corp. 6.40%, 4/15/33(b)	211,000	219,304
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/30	215,000	189,171
Reinsurance Group of America, Inc.
6.00%, 9/15/33	356,000	364,283
6.38%, 9/15/56, (6.375% fixed rate until 9/15/36; 5-year Constant Maturity Treasury Rate + 2.344% thereafter)(d)	500,000	487,256
Revvity, Inc. 2.55%, 3/15/31	200,000	179,015
Roper Technologies, Inc.
1.40%, 9/15/27	50,000	48,473
2.00%, 6/30/30(b)	185,000	164,878
5.10%, 9/15/35(b)	250,000	238,239
Investments in Long Securities	Principal Amount	Value
Royal Caribbean Cruises Ltd. 5.38%, 1/15/36(b)	$500,000	$483,634
Royalty Pharma PLC
2.20%, 9/2/30	200,000	179,547
3.30%, 9/2/40	96,000	72,275
3.55%, 9/2/50	595,000	398,559
RTX Corp.
4.13%, 11/16/28	139,000	137,336
2.38%, 3/15/32	330,000	287,906
5.15%, 2/27/33	250,000	250,165
5.40%, 5/1/35	469,000	472,138
4.45%, 11/16/38	232,000	209,389
4.50%, 6/1/42	299,000	258,904
4.15%, 5/15/45	129,000	103,072
4.35%, 4/15/47	252,000	203,293
4.05%, 5/4/47	365,000	281,181
4.63%, 11/16/48	90,000	74,826
2.82%, 9/1/51	60,000	35,546
3.03%, 3/15/52(b)	295,000	181,281
6.40%, 3/15/54(b)	150,000	157,021
Ryder System, Inc. 6.60%, 12/1/33	222,000	237,606
S&P Global, Inc. 3.25%, 12/1/49	290,000	190,985
Sabine Pass Liquefaction LLC 4.50%, 5/15/30	222,000	218,321
Salesforce, Inc.
2.70%, 7/15/41	300,000	200,039
2.90%, 7/15/51(b)	265,000	149,701
6.55%, 3/15/56	800,000	780,105
San Diego Gas & Electric Co. 5.35%, 4/1/53	595,000	527,553
Santander Holdings USA, Inc.
6.57%, 6/12/29, (6.565% fixed rate until 6/12/28; Secured Overnight Financing Rate + 2.70% thereafter)(d)	20,000	20,496
6.34%, 5/31/35, (6.342% fixed rate until 5/31/34; Secured Overnight Financing Rate + 2.138% thereafter)(d)	190,000	196,311
SCE Recovery Funding LLC 6.09%, 6/15/59, Series A-3	800,000	813,535
Sekisui House U.S., Inc. 3.97%, 8/6/61	524,000	330,111
Sempra
3.40%, 2/1/28	541,000	531,078
3.80%, 2/1/38	500,000	411,503
6.00%, 10/15/39	203,000	202,115
Shell Finance US, Inc.
4.00%, 5/10/46	800,000	619,570
3.00%, 11/26/51	500,000	310,201
Sherwin-Williams Co. 4.50%, 6/1/47	275,000	223,402

See Notes to Financial Statements.

WisdomTree Trust    179

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2026
Investments in Long Securities	Principal Amount	Value
Simon Property Group LP 4.75%, 3/15/42	$650,000	$577,376
Solventum Corp. 5.60%, 3/23/34(b)	300,000	301,255
Sonoco Products Co. 2.85%, 2/1/32(b)	245,000	217,644
Southern California Edison Co.
6.65%, 4/1/29	258,000	266,088
4.88%, 3/1/49, Series B	958,000	771,809
5.75%, 4/15/54	655,000	582,812
Southern California Gas Co. 3.95%, 2/15/50, Series WW	500,000	362,119
Southern Co.
5.20%, 6/15/33	150,000	148,518
4.25%, 7/1/36	252,000	226,221
4.40%, 7/1/46	95,000	76,823
Southern Co. Gas Capital Corp.
5.75%, 9/15/33(b)	484,000	494,104
4.40%, 5/30/47	174,000	138,250
Southern Power Co.
5.15%, 9/15/41	135,000	123,679
5.25%, 7/15/43	235,000	212,786
Southwest Gas Corp. 4.15%, 6/1/49	200,000	151,205
Southwestern Electric Power Co.
3.85%, 2/1/48, Series L	50,000	35,616
3.25%, 11/1/51(b)	450,000	283,887
Southwestern Public Service Co.
4.50%, 8/15/41	90,000	78,045
3.70%, 8/15/47	250,000	180,537
Space Exploration Technologies Corp.
5.35%, 7/15/31(e)	500,000	488,965
5.65%, 7/15/33(e)	400,000	385,241
5.88%, 7/15/36(b)(e)	785,000	739,405
6.60%, 7/15/46(e)	800,000	727,365
Spectra Energy Partners LP 5.95%, 9/25/43	150,000	148,072
Sprint Capital Corp. 8.75%, 3/15/32	522,000	605,419
Stanley Black & Decker, Inc. 4.85%, 11/15/48	295,000	247,028
Starbucks Corp.
4.00%, 11/15/28	33,000	32,510
4.80%, 2/15/33	488,000	478,075
4.30%, 6/15/45	300,000	240,283
4.45%, 8/15/49(b)	447,000	354,620
Steel Dynamics, Inc.
3.45%, 4/15/30	133,000	126,112
3.25%, 1/15/31	100,000	92,989
5.25%, 5/15/35	300,000	294,685
STERIS Irish FinCo Unlimited Co. 2.70%, 3/15/31	339,000	305,239
Investments in Long Securities	Principal Amount	Value
Stryker Corp.
5.20%, 2/10/35(b)	$300,000	$297,205
4.63%, 3/15/46	168,000	142,362
Sutter Health 5.55%, 8/15/53	95,000	89,906
Synchrony Financial 6.28%, 7/31/37, (6.276% fixed rate until 7/31/36; Secured Overnight Financing Rate + 2.029% thereafter)(d)	300,000	298,639
Synopsys, Inc.
5.00%, 4/1/32	250,000	246,958
5.15%, 4/1/35	500,000	485,685
5.70%, 4/1/55(b)	250,000	231,627
Sysco Corp.
5.95%, 4/1/30	314,000	321,937
5.38%, 9/21/35	247,000	241,404
6.60%, 4/1/50(b)	262,000	266,927
3.15%, 12/14/51	150,000	91,419
Tampa Electric Co. 4.10%, 6/15/42	537,000	439,420
Targa Resources Corp.
5.50%, 2/15/35	450,000	445,849
4.95%, 4/15/52	305,000	251,319
6.05%, 5/15/56	300,000	286,069
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.88%, 2/1/31	690,000	680,976
Target Corp. 4.80%, 1/15/53(b)	150,000	128,056
Teledyne FLIR LLC 2.50%, 8/1/30	135,000	122,483
Teledyne Technologies, Inc. 2.75%, 4/1/31	62,000	55,995
Texas Instruments, Inc.
5.15%, 2/8/54(b)	300,000	267,112
5.05%, 5/18/63(b)	450,000	379,573
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41	300,000	211,139
5.55%, 2/12/46	500,000	476,669
Thomas Jefferson University 3.85%, 11/1/57	494,000	336,412
Time Warner Cable LLC
7.30%, 7/1/38	261,000	262,148
5.88%, 11/15/40	160,000	139,002
5.50%, 9/1/41	420,000	349,981
Timken Co. 4.50%, 12/15/28	256,000	253,982
TJX Cos., Inc. 4.50%, 4/15/50	300,000	247,368
T-Mobile USA, Inc.
3.88%, 4/15/30	300,000	288,481
2.25%, 11/15/31	523,000	453,430

See Notes to Financial Statements.

180    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2026
Investments in Long Securities	Principal Amount	Value
5.05%, 7/15/33	$400,000	$391,750
5.15%, 4/15/34	500,000	489,718
5.30%, 5/15/35	160,000	156,625
4.95%, 11/15/35	105,000	99,813
4.38%, 4/15/40	125,000	105,654
3.00%, 2/15/41	300,000	212,189
4.50%, 4/15/50	180,000	137,551
3.30%, 2/15/51	298,000	183,845
6.00%, 6/15/54(b)	500,000	467,427
5.70%, 1/15/56	411,000	367,851
5.80%, 9/15/62	732,000	651,208
Trane Technologies Financing Ltd. 4.50%, 3/21/49	172,000	141,270
Trane Technologies Holdco, Inc. 5.75%, 6/15/43	250,000	249,825
Transcontinental Gas Pipe Line Co. LLC 4.60%, 3/15/48	229,000	187,191
Travelers Cos., Inc.
3.75%, 5/15/46	450,000	335,186
4.00%, 5/30/47	250,000	191,239
Trimble, Inc. 4.90%, 6/15/28	175,000	174,552
Truist Financial Corp. 4.92%, 7/28/33, (4.916% fixed rate until 7/28/32; Secured Overnight Financing Rate + 2.24% thereafter)(b)(d)	321,000	309,666
Tyson Foods, Inc.
4.35%, 3/1/29	13,000	12,854
4.88%, 8/15/34	301,000	288,508
5.10%, 9/28/48(b)	289,000	251,332
Uber Technologies, Inc. 4.80%, 9/15/34	550,000	526,318
Union Pacific Corp.
3.35%, 8/15/46	150,000	105,522
3.25%, 2/5/50	280,000	184,090
2.95%, 3/10/52	325,000	196,704
3.84%, 3/20/60	200,000	136,920
4.10%, 9/15/67	357,000	251,469
3.80%, 4/6/71	410,000	266,991
United Airlines Pass-Through Trust 4.15%, 8/25/31, Series 2019-1, Class AA	57,056	55,037
United Parcel Service, Inc.
5.20%, 4/1/40(b)	400,000	385,073
3.75%, 11/15/47	219,000	159,723
5.50%, 5/22/54	650,000	601,325
UnitedHealth Group, Inc.
5.30%, 6/15/35	100,000	99,506
3.50%, 8/15/39(b)	700,000	559,112
5.50%, 7/15/44	500,000	472,872
4.75%, 7/15/45	102,000	87,319
4.20%, 1/15/47	393,000	307,687
3.70%, 8/15/49	500,000	352,217
Investments in Long Securities	Principal Amount	Value
3.25%, 5/15/51	$350,000	$224,287
5.05%, 4/15/53	500,000	428,448
5.38%, 4/15/54	400,000	357,929
3.88%, 8/15/59(b)	800,000	542,431
5.50%, 4/15/64	573,000	509,545
Universal Health Services, Inc. 2.65%, 1/15/32	310,000	268,758
University of Miami 4.06%, 4/1/52, Series 2022	395,000	296,297
Unum Group
5.75%, 8/15/42	122,000	116,734
4.50%, 12/15/49	415,000	319,297
Valero Energy Corp.
2.15%, 9/15/27(b)	154,000	150,414
2.80%, 12/1/31	275,000	245,838
6.63%, 6/15/37	56,000	60,402
4.90%, 3/15/45	30,000	26,202
3.65%, 12/1/51	97,000	65,744
Valmont Industries, Inc. 5.00%, 10/1/44	290,000	253,863
Ventas Realty LP
4.00%, 3/1/28	65,000	64,284
2.50%, 9/1/31	170,000	149,854
5.63%, 7/1/34	300,000	302,236
Verisk Analytics, Inc.
5.25%, 3/15/35	250,000	243,386
5.50%, 6/15/45	240,000	220,087
Verizon Communications, Inc.
4.33%, 9/21/28	75,000	74,874
3.88%, 2/8/29	91,000	89,177
2.55%, 3/21/31	57,000	51,299
2.36%, 3/15/32	453,000	391,999
5.05%, 5/9/33	250,000	247,081
4.50%, 8/10/33	750,000	711,987
4.40%, 11/1/34	341,000	316,410
4.78%, 2/15/35	400,000	377,886
5.25%, 4/2/35(b)	350,000	341,453
5.00%, 1/15/36	650,000	617,031
4.81%, 3/15/39	272,000	244,798
2.65%, 11/20/40	290,000	199,128
3.40%, 3/22/41	236,000	175,799
2.85%, 9/3/41	254,000	174,194
4.13%, 8/15/46(b)	230,000	173,765
4.86%, 8/21/46(b)	800,000	666,425
4.52%, 9/15/48	210,000	164,238
4.00%, 3/22/50	299,000	217,509
2.88%, 11/20/50	400,000	231,562
3.55%, 3/22/51(b)	1,066,000	703,549
5.50%, 2/23/54(b)	200,000	178,408
2.99%, 10/30/56	835,000	462,266
3.70%, 3/22/61	633,000	405,798

See Notes to Financial Statements.

WisdomTree Trust    181

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2026
Investments in Long Securities	Principal Amount	Value
Vertiv Holdings Co. 5.80%, 3/15/56(b)	$250,000	$233,922
Viatris, Inc.
3.85%, 6/22/40	156,000	119,602
4.00%, 6/22/50	300,000	201,267
VICI Properties LP
5.75%, 4/1/34	409,000	405,276
6.13%, 4/1/54(b)	250,000	234,539
Virginia Electric & Power Co.
6.00%, 1/15/36, Series B	1,000,000	1,031,434
4.60%, 12/1/48	505,000	411,916
4.63%, 5/15/52, Series C	2,000	1,600
5.70%, 8/15/53(b)	450,000	420,388
5.70%, 3/15/56	250,000	233,347
Virginia Power Fuel Securitization LLC 4.88%, 5/1/31, Series A-2	425,000	425,908
Visa, Inc.
2.70%, 4/15/40	500,000	367,461
3.65%, 9/15/47	500,000	369,680
2.00%, 8/15/50(b)	300,000	153,998
VMware LLC 2.20%, 8/15/31	25,000	21,673
Vontier Corp. 2.95%, 4/1/31(b)	120,000	108,493
Voya Financial, Inc. 4.80%, 6/15/46	52,000	44,055
Vulcan Materials Co.
4.50%, 6/15/47	80,000	65,228
4.70%, 3/1/48	323,000	269,209
5.70%, 12/1/54	100,000	94,792
Walmart, Inc.
3.95%, 6/28/38	500,000	446,591
2.50%, 9/22/41	500,000	346,639
2.65%, 9/22/51(b)	600,000	353,309
Walt Disney Co.
6.65%, 11/15/37	260,000	284,777
3.50%, 5/13/40	750,000	597,914
5.40%, 10/1/43	150,000	143,037
4.75%, 11/15/46	300,000	257,737
4.70%, 3/23/50(b)	500,000	420,848
3.60%, 1/13/51(b)	250,000	174,713
Waste Management, Inc. 2.50%, 11/15/50	300,000	171,343
WEC Energy Group, Inc. 1.38%, 10/15/27	85,000	82,084
Wells Fargo & Co.
5.95%, 12/15/36	275,000	270,520
3.07%, 4/30/41, (3.068% fixed rate until 4/30/40; Secured Overnight Financing Rate + 2.53% thereafter)(d)	500,000	368,309
5.61%, 1/15/44	200,000	186,428
Investments in Long Securities	Principal Amount	Value
3.90%, 5/1/45	$1,200,000	$915,077
5.43%, 1/23/47, (5.433% fixed rate until 1/23/46; Secured Overnight Financing Rate + 1.23% thereafter)(b)(d)	500,000	460,900
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(d)	502,000	431,115
4.61%, 4/25/53, (4.611% fixed rate until 4/25/52; Secured Overnight Financing Rate + 2.13% thereafter)(d)	500,000	401,217
Welltower OP LLC 4.95%, 9/1/48	300,000	264,951
Western Midstream Operating LP
4.05%, 2/1/30	250,000	241,215
5.45%, 11/15/34	250,000	245,232
5.25%, 2/1/50(b)	220,000	185,480
Westinghouse Air Brake Technologies Corp. 4.70%, 9/15/28	149,000	148,722
WestRock MWV LLC 8.20%, 1/15/30	36,000	39,485
Weyerhaeuser Co.
6.95%, 10/1/27(b)	285,000	291,750
7.38%, 3/15/32	307,000	337,551
3.38%, 3/9/33	76,000	67,762
Williams Cos., Inc.
4.90%, 3/15/29(b)	75,000	75,121
2.60%, 3/15/31	140,000	125,560
5.15%, 3/15/34	650,000	636,394
6.30%, 4/15/40	500,000	513,930
5.75%, 6/24/44	143,000	136,703
5.10%, 9/15/45	206,000	180,850
5.80%, 11/15/54	400,000	373,798
Willis North America, Inc. 5.90%, 3/5/54	250,000	236,660
Wisconsin Electric Power Co. 4.30%, 10/15/48	440,000	348,034
WP Carey, Inc. 5.38%, 6/30/34	250,000	246,921
WR Berkley Corp.
4.75%, 8/1/44	108,000	93,046
4.00%, 5/12/50	185,000	135,262
WRKCo, Inc. 3.00%, 6/15/33(b)	85,000	73,952
WW Grainger, Inc. 4.60%, 6/15/45	350,000	301,970
Xcel Energy, Inc.
2.35%, 11/15/31	285,000	248,736
5.50%, 3/15/34	335,000	334,060
6.50%, 7/1/36	130,000	137,098
Xylem, Inc. 1.95%, 1/30/28	145,000	139,681

See Notes to Financial Statements.

182    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2026
Investments in Long Securities	Principal Amount	Value
Zimmer Biomet Holdings, Inc. 5.75%, 11/30/39	$153,000	$152,230
Zions Bancorp NA 3.25%, 10/29/29	212,000	198,844
Zoetis, Inc.
3.00%, 9/12/27	173,000	170,670
3.95%, 9/12/47	215,000	161,478
4.45%, 8/20/48(b)	80,000	64,283
3.00%, 5/15/50(b)	145,000	89,996
Total United States		360,122,103
TOTAL CORPORATE BONDS (Cost: $422,973,856)		401,675,892
FOREIGN GOVERNMENT AGENCIES – 0.0%
Canada – 0.0%
Province of Manitoba Canada 4.90%, 5/31/34 (Cost: $250,114)	250,000	249,777
FOREIGN GOVERNMENT OBLIGATIONS – 3.4%
Chile – 0.2%
Chile Government International Bonds
4.95%, 1/5/36	580,000	561,389
3.10%, 5/7/41	617,000	454,625
4.00%, 1/31/52(b)	950,000	712,750
Total Chile		1,728,764
Hungary – 0.0%
Hungary Government International Bonds 7.63%, 3/29/41	208,000	240,985
Indonesia – 0.3%
Indonesia Government International Bonds
4.15%, 9/20/27	171,000	171,110
4.10%, 4/24/28	260,000	258,982
2.85%, 2/14/30	550,000	513,637
5.69%, 5/29/36	300,000	300,245
4.35%, 1/11/48	425,000	334,128
5.35%, 2/11/49	200,000	182,753
4.20%, 10/15/50	220,000	165,356
5.45%, 9/20/52(b)	600,000	546,492
4.45%, 4/15/70	582,000	432,385
Total Indonesia		2,905,088
Israel – 0.2%
Israel Government International Bonds
5.63%, 2/19/35	835,000	843,835
5.75%, 3/12/54(b)	1,000,000	917,703
Total Israel		1,761,538
Italy – 0.1%
Republic of Italy Government International Bonds
2.88%, 10/17/29	560,000	530,971
4.00%, 10/17/49	390,000	286,460
Total Italy		817,431
Investments in Long Securities	Principal Amount	Value
Mexico – 1.1%
Mexico Government International Bonds
2.66%, 5/24/31	$1,163,000	$1,025,079
4.75%, 4/27/32	1,505,000	1,434,571
5.38%, 3/22/33	550,000	534,023
6.35%, 2/9/35	700,000	707,654
5.63%, 9/22/35	300,000	287,765
6.00%, 5/7/36	890,000	871,205
6.88%, 5/13/37	800,000	824,920
6.05%, 1/11/40	88,000	83,466
4.28%, 8/14/41	425,000	326,011
4.75%, 3/8/44	604,000	471,894
5.55%, 1/21/45(b)	510,000	447,894
4.60%, 1/23/46	835,000	624,316
4.50%, 1/31/50	593,000	423,581
4.40%, 2/12/52	780,000	537,615
6.40%, 5/7/54	415,000	376,334
3.77%, 5/24/61	1,595,000	917,810
Total Mexico		9,894,138
Panama – 0.4%
Panama Government International Bonds
8.88%, 9/30/27	280,000	292,266
3.30%, 1/19/33	805,000	706,776
5.23%, 2/23/34	500,000	486,040
6.70%, 1/26/36	335,000	353,573
5.66%, 2/23/38	1,000,000	975,562
7.88%, 3/1/57(b)	500,000	582,910
4.50%, 1/19/63(b)	240,000	175,257
Total Panama		3,572,384
Peru – 0.3%
Peru Government International Bonds
8.75%, 11/21/33	436,000	520,159
3.00%, 1/15/34	986,000	839,742
3.30%, 3/11/41	550,000	417,322
5.63%, 11/18/50	210,000	196,119
5.88%, 8/8/54(b)	455,000	433,684
3.60%, 1/15/72	313,000	192,624
3.23%, 7/28/2121	160,000	84,131
Total Peru		2,683,781
Philippines – 0.4%
Philippines Government International Bonds
3.00%, 2/1/28	595,000	583,835
9.50%, 2/2/30	480,000	549,179
4.25%, 7/27/31	250,000	242,826
6.38%, 1/15/32	160,000	170,166
5.25%, 5/14/34(b)	700,000	693,838
3.70%, 3/1/41	690,000	544,597
3.70%, 2/2/42	455,000	353,325
2.65%, 12/10/45	840,000	515,369
3.20%, 7/6/46	740,000	493,545
Total Philippines		4,146,680
See Notes to Financial Statements.

WisdomTree Trust    183

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2026
Investments in Long Securities	Principal Amount	Value
Poland – 0.2%
Republic of Poland Government International Bonds
5.13%, 9/18/34	$515,000	$507,018
5.50%, 4/4/53	500,000	447,629
6.13%, 4/14/56	500,000	483,299
Total Poland		1,437,946
Uruguay – 0.2%
Uruguay Government International Bonds
4.38%, 1/23/31	440,000	437,125
7.63%, 3/21/36	445,000	512,224
4.13%, 11/20/45	159,000	132,237
5.10%, 6/18/50	415,000	369,293
4.98%, 4/20/55(b)	500,000	428,471
Total Uruguay		1,879,350
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $33,509,719)		31,068,085
SUPRANATIONAL BONDS – 0.0%
Inter-American Development Bank
3.88%, 10/28/41	12,000	10,331
5.13%, 9/11/54	500,000	461,446
TOTAL SUPRANATIONAL BONDS (Cost: $495,341)		471,777
COMMERCIAL MORTGAGE-BACKED SECURITIES – 6.7%
United States – 6.7%
BANK
2.00%, 11/15/53, Series 2020-BNK29, Class A4	509,000	446,028
2.04%, 2/15/54, Series 2021-BNK31, Class A4	500,000	439,314
3.18%, 2/15/55, Series 2022-BNK39, Class AS	245,000	214,093
5.72%, 6/15/57, Series 2024-BNK47, Class A5	400,000	409,324
2.76%, 9/15/62, Series 2019-BNK20, Class A2	1,295,135	1,212,015
2.55%, 4/15/63, Series 2020-BNK27, Class AS	850,000	748,582
3.92%, 4/15/65, Series 2022-BNK41, Class A4*(d)	1,000,000	930,345
BANK5
5.77%, 6/15/57, Series 2024-5YR7, Class A3	330,000	335,356
5.61%, 8/15/57, Series 2024-5YR9, Class A3	600,000	607,853
5.89%, 11/15/57, Series 2024-5YR11, Class A3	380,000	387,538
5.23%, 11/15/58, Series 2025-5YR17, Class A3	1,460,000	1,463,212
BBCMS Mortgage Trust
3.66%, 4/15/55, Series 2022-C15, Class A5*(d)	520,000	478,111
4.60%, 6/15/55, Series 2022-C16, Class A5*(d)	500,000	481,164
5.83%, 5/15/57, Series 2024-C26, Class A5	500,000	514,633
6.01%, 7/15/57, Series 2024-5C27, Class A3	400,000	408,197
5.63%, 9/15/57, Series 2024-5C29, Class AS	400,000	401,392
5.84%, 3/15/58, Series 2025-5C33, Class A4	210,000	214,588
5.59%, 7/15/58, Series 2025-C35, Class A5*(d)	500,000	507,038
5.25%, 2/15/59, Series 2026-5C40, Class A3	1,200,000	1,203,713
Investments in Long Securities	Principal Amount	Value
Benchmark Mortgage Trust
2.48%, 2/15/53, Series 2020-B16, Class A4	$400,000	$371,034
4.51%, 5/15/53, Series 2018-B7, Class A4*(d)	1,125,000	1,111,156
1.98%, 8/15/54, Series 2021-B28, Class ASB	249,998	231,884
2.58%, 11/15/54, Series 2021-B30, Class A5	400,000	352,193
3.46%, 3/15/55, Series 2022-B33, Class A5*(d)	350,000	317,429
3.79%, 4/15/55, Series 2022-B34, Class A5*(d)	250,000	228,492
4.59%, 5/15/55, Series 2022-B35, Class AS*(d)	955,000	869,016
5.52%, 4/15/56, Series 2023-B38, Class A4	354,000	358,033
6.42%, 1/10/57, Series 2024-V5, Class AM*(d)	325,000	331,750
5.18%, 4/15/57, Series 2025-V14, Class A3	1,375,000	1,376,565
3.72%, 3/15/62, Series 2019-B10, Class A4	1,000,000	967,251
BMO Mortgage Trust
4.97%, 7/15/54, Series 2022-C2, Class A5*(d)	500,000	493,132
5.96%, 9/15/56, Series 2023-C6, Class A5*(d)	500,000	513,737
5.86%, 2/15/57, Series 2024-5C5, Class A3	240,000	244,259
5.60%, 3/15/57, Series 2024-C8, Class A5*(d)	500,000	506,834
5.76%, 7/15/57, Series 2024-C9, Class A5	280,000	286,207
5.69%, 2/15/58, Series 2025-C11, Class A5	500,000	508,384
CD Mortgage Trust
3.17%, 8/15/50, Series 2017-CD5, Class A3	0†	0	‡
Citigroup Commercial Mortgage Trust
3.30%, 11/10/52, Series 2019-GC43, Class AS	500,000	459,116
2.87%, 8/10/56, Series 2019-GC41, Class A5	250,000	234,877
CSAIL Commercial Mortgage Trust 4.22%, 8/15/51, Series 2018-CX12, Class A4*(d)	779,577	768,192
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.19%, 9/25/27, Series K069, Class A2*(d)	598,166	589,973
1.20%, 12/25/27, Series K741, Class AM	275,000	263,507
1.60%, 12/25/27, Series K741, Class A2	476,118	459,888
3.35%, 1/25/28, Series K073, Class A2	749,874	738,502
3.85%, 5/25/28, Series K077, Class AM*(d)	300,000	295,869
4.82%, 6/25/28, Series K505, Class A2	598,323	599,407
3.93%, 7/25/28, Series K080, Class A2*(d)	400,000	394,723
4.05%, 9/25/28, Series K083, Class A2*(d)	1,000,000	987,463
4.86%, 10/25/28, Series K511, Class A2	750,000	751,692
5.36%, 1/25/29, Series K517, Class A2*(d)	1,000,000	1,013,158
2.12%, 3/25/29, Series K749, Class A2*(d)	350,000	330,615
2.79%, 6/25/29, Series K095, Class A2	1,500,000	1,428,354
2.90%, 6/25/29, Series K094, Class A2	1,150,000	1,097,713
3.00%, 9/25/29, Series K750, Class A2	260,000	249,081
1.23%, 10/25/29, Series K107, Class A1	185,235	177,617
2.07%, 1/25/30, Series K106, Class A2	1,500,000	1,378,299
1.35%, 5/25/30, Series K111, Class A2	875,000	778,224
1.38%, 7/25/30, Series K116, Class A2	1,500,000	1,326,585
1.41%, 8/25/30, Series K117, Class A2	210,000	185,399
1.55%, 10/25/30, Series K121, Class A2	500,000	440,938
1.66%, 12/25/30, Series K124, Class A2	340,000	299,881
3.90%, 12/25/30, Series K158, Class A2*(d)	1,500,000	1,452,383

See Notes to Financial Statements.

184    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2026
Investments in Long Securities	Principal Amount	Value
2.11%, 1/25/31, Series K127, Class A2	$1,000,000	$897,182
2.13%, 11/25/31, Series K136, Class A2	1,000,000	879,548
2.59%, 1/25/32, Series K139, Class A2*(d)	600,000	538,037
2.58%, 5/25/32, Series K145, Class A2	700,000	622,810
2.92%, 6/25/32, Series K146, Class A2	500,000	452,694
4.40%, 6/25/32, Series K761, Class A2*(d)	1,200,000	1,174,354
4.36%, 9/25/32, Series K762, Class A2*(d)	500,000	487,456
3.46%, 11/25/32, Series K154, Class A3*(d)	600,000	557,124
3.78%, 11/25/32, Series K-152, Class A2*(d)	300,000	283,254
4.17%, 2/25/33, Series K765, Class A2*(d)	340,000	326,762
3.75%, 4/25/33, Series K155, Class A3	1,000,000	937,180
4.05%, 7/25/33, Series K-158, Class A2	500,000	475,783
4.50%, 7/25/33, Series K159, Class A2*(d)	1,000,000	977,087
4.90%, 10/25/33, Series K-161, Class A2*(d)	300,000	299,574
5.15%, 12/25/33, Series K-162, Class A2*(d)	900,000	911,811
5.00%, 5/25/34, Series K-164, Class A2	400,000	401,348
4.49%, 9/25/34, Series K-165, Class A2	450,000	436,596
4.13%, 10/25/34, Series K-168, Class A1	185,303	179,330
4.58%, 10/25/34, Series K-166, Class A2*(d)	500,000	487,720
Federal National Mortgage Association-Aces
3.27%, 2/25/29, Series 2019-M5, Class A2	1,304,596	1,266,850
2.89%, 6/25/29, Series 2019-M12, Class A2*(d)	309,297	296,145
2.44%, 10/25/29, Series 2020-M1, Class A2	1,400,000	1,312,281
1.27%, 7/25/30, Series 2020-M42, Class A2	150,000	132,855
1.52%, 11/25/30, Series 2021-M1G, Class A2*(d)	500,000	438,845
1.29%, 1/25/31, Series 2021-M3G, Class A2*(d)	259,632	225,691
3.61%, 2/25/31, Series 2019-M4, Class A2	825,904	789,009
1.76%, 11/25/31, Series 2022-M3, Class A2*(d)	400,000	343,430
1.99%, 1/25/32, Series 2022-M10, Class A2*(d)	956,111	831,944
4.62%, 3/25/33, Series 2023-M8, Class A2*(d)	250,000	244,701
4.65%, 4/25/33, Series 2023-M1S, Class A2*(d)	99,938	97,961
2.94%, 7/25/39, Series 2016-M11, Class AL	0†	0	‡
GS Mortgage Securities Trust
3.99%, 3/10/51, Series 2018-GS9, Class A4*(d)	750,000	740,533
2.38%, 5/12/53, Series 2020-GC47, Class A5	450,000	410,403
Morgan Stanley Capital I Trust
4.18%, 7/15/51, Series 2018-H3, Class A5	1,000,000	986,661
2.57%, 10/15/54, Series 2021-L7, Class A5	450,000	396,378
UBS Commercial Mortgage Trust 4.12%, 3/15/51, Series 2018-C9, Class A4*(d)	500,000	493,699
Wells Fargo Commercial Mortgage Trust
3.75%, 3/15/51, Series 2018-C43, Class A3	325,152	320,734
3.58%, 6/15/52, Series 2019-C51, Class AS	750,000	700,634
3.04%, 10/15/52, Series 2019-C53, Class A4	150,000	141,154
2.34%, 4/15/54, Series 2021-C59, Class A4	400,000	362,179
4.00%, 4/15/55, Series 2022-C62, Class A4*(d)	100,000	93,409
5.45%, 7/15/57, Series 2024-5C1, Class A2	400,000	402,496
5.67%, 5/15/58, Series 2025-5C4, Class A3	1,120,000	1,138,389
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $61,628,477)		60,663,339
Investments in Long Securities	Principal Amount	Value
MUNICIPAL BONDS – 0.6%
United States – 0.6%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue 6.90%, 12/1/40, Series A	$452,306	$494,526
City of New York 5.80%, 2/1/52, Series 1	1,250,000	1,217,344
City of San Antonio TX Electric & Gas Systems Revenue 5.57%, 2/1/50, Series A	1,250,000	1,216,411
County of Miami-Dade FL Aviation Revenue 4.28%, 10/1/41, Series C	750,000	674,058
Municipal Electric Authority of Georgia 6.64%, 4/1/57, Series A	245,000	254,968
New Jersey Turnpike Authority 7.41%, 1/1/40, Series F	500,000	570,921
New York City Transitional Finance Authority Future Tax Secured Revenue 5.29%, 11/1/39	750,000	748,387
New York State Dormitory Authority 5.83%, 7/1/55, Series B	500,000	507,448
State of Illinois 6.63%, 2/1/35, Series 1	69,231	71,405
University of California 4.86%, 5/15/2112, Series AD	56,000	44,190
TOTAL MUNICIPAL BONDS (Cost: $5,966,856)		5,799,658
ASSET-BACKED SECURITIES – 5.0%
United States – 5.0%
American Express Credit Account Master Trust
4.28%, 4/15/30, Series 2025-2, Class A	100,000	99,713
4.80%, 5/15/30, Series 2023-2, Class A	900,000	904,648
4.30%, 7/15/30, Series 2025-4, Class A	500,000	497,991
5.24%, 4/15/31, Series 2024-2, Class A	540,000	548,653
4.51%, 4/15/32, Series 2025-3, Class A	1,200,000	1,194,454
American Express Credit Account Master Trust Series 4.51%, 7/15/32, Series 2025-5, Class A	2,100,000	2,086,422
BA Credit Card Trust 4.31%, 5/15/30, Series 2025-A1, Class A	1,000,000	996,993
BMW Vehicle Lease Trust
4.15%, 5/25/29, Series 2026-1, Class A3	700,000	695,526
4.18%, 11/26/29, Series 2026-1, Class A4	200,000	197,984
Bridgecrest Lending Auto Securitization Trust 5.83%, 5/15/30, Series 2024-3, Class D	500,000	505,362
Capital One Multi-Asset Execution Trust
1.39%, 7/15/30, Series 2021-A2, Class A2	1,000,000	943,890
4.48%, 7/15/31, Series 2026-A1, Class A	1,000,000	996,634
4.02%, 9/15/32, Series 2025-A2, Class A	650,000	634,073
4.65%, 10/15/37, Series 2025-A3, Class A	300,000	288,382

See Notes to Financial Statements.

WisdomTree Trust    185

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2026
Investments in Long Securities	Principal Amount	Value
Capital One Prime Auto Receivables Trust 3.92%, 2/18/31, Series 2025-1, Class A4	$1,400,000	$1,371,991
Carmax Auto Owner Trust
4.48%, 3/15/30, Series 2025-2, Class A3	1,450,000	1,449,641
3.97%, 12/16/30, Series 2025-4, Class A3	300,000	296,736
4.47%, 1/15/31, Series 2025-3, Class A4	900,000	896,896
CarMax Auto Owner Trust 4.95%, 8/15/30, Series 2025-1, Class A4	258,000	259,532
Carmax Select Receivables Trust 4.12%, 3/15/30, Series 2025-B, Class A3	1,000,000	993,114
Carvana Auto Receivables Trust 4.48%, 10/10/31, Series 2025-P3, Class B	330,000	324,419
Chase Issuance Trust
4.16%, 7/15/30, Series 2025-A1, Class A	700,000	695,475
5.08%, 9/15/30, Series 2023-A2, Class A	300,000	303,007
4.63%, 1/15/31, Series 2024-A2, Class A	700,000	700,848
Citibank Credit Card Issuance Trust
3.96%, 10/13/30, Series 2018-A7, Class A7	400,000	394,892
6.15%, 6/15/39, Series 2007-A3, Class A3	200,000	213,604
CNH Equipment Trust 4.36%, 8/15/30, Series 2025-A, Class A3	900,000	897,498
First National Master Note Trust 4.85%, 2/15/30, Series 2025-1, Class A	300,000	301,099
Ford Credit Auto Owner Trust
5.01%, 9/15/29, Series 2024-A, Class A4	500,000	503,241
4.11%, 7/15/30, Series 2024-C, Class A4	500,000	496,195
Ford Credit Floorplan Master Owner Trust A
4.06%, 11/15/30, Series 2018-4, Class A	900,000	887,552
4.60%, 5/15/33, Series 2026-2, Class A	800,000	790,668
GM Financial Automobile Leasing Trust 4.20%, 8/20/29, Series 2025-3, Class A4	1,200,000	1,195,578
GM Financial Consumer Automobile Receivables Trust 3.97%, 6/16/32, Series 2026-1, Class A4	250,000	244,835
Harley-Davidson Motorcycle Trust 5.29%, 12/15/31, Series 2024-A, Class A4	500,000	504,762
Honda Auto Receivables Owner Trust
3.98%, 6/17/30, Series 2025-4, Class A3	1,000,000	992,270
5.21%, 7/18/30, Series 2024-2, Class A4	1,000,000	1,007,660
3.86%, 5/21/32, Series 2026-1, Class A4	200,000	195,818
Hyundai Auto Receivables Trust
3.99%, 9/16/30, Series 2025-D, Class A3	1,200,000	1,188,723
5.04%, 9/16/30, Series 2024-B, Class B	1,000,000	1,004,893
3.79%, 2/18/31, Series 2026-A, Class A3	220,000	216,640
John Deere Owner Trust
3.87%, 8/15/30, Series 2026-A, Class A3	1,230,000	1,211,088
5.39%, 8/15/30, Series 2023-C, Class A4	500,000	503,197
4.34%, 6/15/32, Series 2025-B, Class A4	250,000	247,715
Mercedes-Benz Auto Lease Trust 4.69%, 2/18/31, Series 2025-A, Class A4	1,000,000	1,001,636
Investments in Long Securities	Principal Amount	Value
Nissan Auto Receivables Owner Trust 5.18%, 4/15/31, Series 2024-A, Class A4	$500,000	$503,882
Santander Drive Auto Receivables Trust 3.93%, 7/15/30, Series 2026-1, Class A3	500,000	496,357
Synchrony Card Funding LLC 4.49%, 5/15/31, Series 2025-A2, Class A	500,000	499,135
Synchrony Card Issuance Trust 4.06%, 11/15/31, Series 2025-A3, Class A	900,000	888,662
Toyota Auto Receivables Owner Trust
5.49%, 3/15/29, Series 2023-D, Class A4	1,000,000	1,011,722
4.34%, 11/15/29, Series 2025-B, Class A3	1,000,000	998,787
4.83%, 11/15/29, Series 2024-C, Class A4	1,240,000	1,245,689
Verizon Master Trust
4.17%, 8/20/30, Series 2024-6, Class A1A	1,750,000	1,745,360
4.71%, 1/21/31, Series 2025-1, Class A	750,000	751,680
4.42%, 6/20/31, Series 2025-5, Class B	1,000,000	992,843
Volkswagen Auto Lease Trust 4.17%, 3/20/29, Series 2026-A, Class A3	1,250,000	1,242,689
Volkswagen Auto Loan Enhanced Trust
5.57%, 4/22/30, Series 2023-2, Class A4	250,000	252,547
4.61%, 7/21/31, Series 2025-1, Class A4	500,000	500,058
World Omni Auto Receivables Trust
4.86%, 11/15/30, Series 2025-A, Class A4	400,000	401,973
4.37%, 6/16/31, Series 2026-B, Class A3	1,000,000	994,371
4.00%, 3/15/32, Series 2026-A, Class A4	512,000	502,756
TOTAL ASSET-BACKED SECURITIES (Cost: $45,275,911)		44,910,459
MORTGAGE-BACKED SECURITIES – 0.2%
United States – 0.2%
Uniform Mortgage-Backed Securities
7.00%, 10/15/55(c)	75,000	78,451
3.00%, 10/15/56(c)	1,325,000	1,128,715
3.50%, 10/15/56(c)	1,125,000	997,181
TOTAL MORTGAGE-BACKED SECURITIES (Cost: $2,204,760)		2,204,347
REPURCHASE AGREEMENT – 1.3%
United States – 1.3%
Citigroup, Inc., tri-party repurchase agreement dated 08/31/26 (tri-party custodian: The Bank of New York Mellon Corp.), 3.67% due 9/1/26; Proceeds at maturity – $11,761,199 (fully collateralized by U.S. Treasury Note, 0.00% due 5/15/29-2/15/56; Market value including accrued interest – $11,995,201) (Cost: $11,760,000)	11,760,000	11,760,000

See Notes to Financial Statements.

186    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2026
Investments in Long Securities	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.3%
United States – 2.3%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.63%(f)	10,556,311	$10,556,311
WisdomTree Treasury Money Market Digital Fund, 3.45%(f)(g)	9,900,000	9,900,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $20,456,311)		20,456,311
TOTAL INVESTMENTS IN LONG SECURITIES BEFORE TBA SALE COMMITMENTS – 102.9% (Cost: $969,413,052)		933,284,119
TBA Sale Commitments	Principal Amount
U.S. GOVERNMENT AGENCIES TBA SALE COMMITMENTS – (0.4)%
Uniform Mortgage-Backed Securities – (0.4)%
2.00%, 9/1/56(c)	$(950,000)	(740,972)
2.50%, 9/1/56(c)	(1,425,000)	(1,162,752)
3.00%, 9/1/56(c)	(975,000)	(831,219)
3.50%, 9/1/56(c)	(800,000)	(709,673)
TBA Sale Commitments	Principal Amount	Value
4.00%, 9/1/56(c)	$(375,000)	$(342,238)
4.50%, 9/1/56(c)	(400,000)	(375,493)
TOTAL TBA SALE COMMITMENTS (Proceeds: $4,159,956)		(4,162,347)
Other Liabilities less Assets – (2.5)%		(22,403,913)
NET ASSETS – 100.0%		$906,717,859

*     Variable coupon rate based on weighted average interest rate of underlying mortgage.

†     Share amount represents a fractional share.

‡     Amount is less than $1.

(a)     Represents a zero coupon bond. Rate shown reflects the effective yield as of August 31, 2026.

(b)     Security, or portion thereof, was on loan at August 31, 2026 (See Note 2). At August 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $92,585,715. The Fund also had securities on loan having a total market value of $1,391,633 that were sold and pending settlement. The total market value of the collateral held by the Fund was $97,954,439. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $77,498,128.

(c)     To-be-announced (“TBA”) security (See Note 2). TBA securities are non-income producing.

(d)     Rate shown reflects the accrual rate as of August 31, 2026 on securities with variable or step rates.

(e)     This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(f)     Rate shown represents annualized 7-day yield as of August 31, 2026.

(g)     Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended August 31, 2026 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 8/31/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$8,400,000	$128,200,000	$126,700,000	$—	$—	$9,900,000	$273,138

See Notes to Financial Statements.

WisdomTree Trust    187

Schedule of Investments (concluded) WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (AGGY) August 31, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$127,511,762	$—	$127,511,762
U.S. Government Obligations	—	226,512,712	—	226,512,712
Corporate Bonds	—	401,675,892	—	401,675,892
Foreign Government Agencies	—	249,777	—	249,777
Foreign Government Obligations	—	31,068,085	—	31,068,085
Supranational Bonds	—	471,777	—	471,777
Commercial Mortgage-Backed Securities	—	60,663,339	—	60,663,339
Municipal Bonds	—	5,799,658	—	5,799,658
Asset-Backed Securities	—	44,910,459	—	44,910,459
Repurchase Agreement	—	11,760,000	—	11,760,000
Investment of Cash Collateral for Securities Loaned	—	20,456,311	—	20,456,311
Mortgage-Backed Securities	—	2,204,347	—	2,204,347
Total Investments in Securities	$—	$933,284,119	$—	$933,284,119
Liabilities:
TBA Sale Commitments
U.S. Government Agencies	$—	$(4,162,347)	$—	$(4,162,347)
Total – Net	$—	$929,121,772	$—	$929,121,772

See Notes to Financial Statements.

188    WisdomTree Trust

Schedule of Investments WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES – 6.8%
Federal Farm Credit Bank – 1.5%
2.20%, 2/23/27	$200,000	$198,053
4.50%, 6/7/28	147,000	147,294
4.25%, 12/15/28	4,000	3,986
4.13%, 8/1/29	250,000	247,938
4.60%, 7/16/31	100,000	98,337
Total Federal Farm Credit Bank		695,608
Federal Home Loan Bank – 2.4%
3.00%, 9/11/26	25,000	24,995
0.92%, 2/26/27	20,000	19,704
3.25%, 6/9/28	340,000	333,715
3.25%, 11/16/28	185,000	180,911
4.08%, 8/6/29	100,000	98,365
2.00%, 12/14/29	30,000	27,778
4.75%, 2/4/30	15,000	14,898
4.13%, 6/14/30	100,000	98,701
4.75%, 3/14/31	125,000	126,101
4.93%, 7/24/31	100,000	99,055
5.17%, 6/16/32	100,000	99,749
Total Federal Home Loan Bank		1,123,972
Federal Home Loan Mortgage Corp. – 0.7%
6.75%, 9/15/29	220,000	234,734
4.04%, 12/17/29(a)	100,000	85,877
Total Federal Home Loan Mortgage Corp.		320,611
Federal National Mortgage Association – 1.3%
7.25%, 5/15/30(b)	553,000	605,456
Tennessee Valley Authority – 0.9%
7.13%, 5/1/30	400,000	435,465
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $3,230,422)		3,181,112
U.S. GOVERNMENT OBLIGATIONS – 18.1%
U.S. Treasury Bills – 3.2%
3.67%, 9/1/26*	1,200,000	1,199,880
3.74%, 10/13/26*	300,000	298,707
Total U.S. Treasury Bills		1,498,587
U.S. Treasury Notes – 14.9%
4.25%, 12/31/26	600	601
3.88%, 3/31/27(b)	79,000	78,938
3.75%, 4/30/27	80,400	80,226
3.88%, 5/31/27	280,500	279,958
3.88%, 7/31/27	282,100	281,246
3.38%, 11/30/27	55,100	54,499
4.00%, 12/15/27	33,500	33,383
3.50%, 1/31/28	1,144,100	1,131,653
3.38%, 2/29/28	41,100	40,556
3.75%, 4/15/28	191,000	189,291
3.75%, 4/30/28	36,700	36,367
4.00%, 5/31/28	67,900	67,530
3.88%, 6/15/28	79,600	78,977
Investments	Principal Amount	Value
4.13%, 6/30/28	$180,000	$179,346
3.88%, 7/15/28	170,400	168,996
4.25%, 7/31/28	143,600	143,364
4.13%, 8/31/28	966,600	962,692
3.50%, 10/15/28	114,800	112,827
3.50%, 12/15/28	300,000	294,398
3.75%, 12/31/28	500	493
3.50%, 1/15/29	1,000,000	980,469
3.50%, 2/15/29	245,400	240,415
3.88%, 4/15/29	100,000	98,738
3.88%, 5/15/29	183,700	181,325
3.25%, 6/30/29	3,100	3,006
3.63%, 8/31/29(b)	81,400	79,626
4.13%, 11/30/29	168,600	167,085
4.38%, 12/31/29	500	499
4.25%, 1/31/30	65,400	65,017
4.00%, 2/28/30(b)	75,600	74,555
3.63%, 3/31/30	78,600	76,485
4.00%, 3/31/30	147,000	144,875
3.75%, 5/31/30	45,200	44,116
4.00%, 5/31/30	110,200	108,504
3.88%, 7/31/30	144,600	141,606
3.63%, 9/30/30	47,100	45,643
3.50%, 11/30/30	99,000	95,287
3.63%, 12/31/30	144,800	139,987
3.75%, 1/31/31	700	680
4.38%, 7/31/31	3,300	3,283
4.38%, 8/31/31	46,000	45,757
4.25%, 3/31/33	10,300	10,104
4.13%, 4/30/33	9,500	9,245
4.25%, 5/31/33	19,700	19,304
4.38%, 5/15/36	5,100	4,957
4.63%, 8/15/36	27,200	26,943
Total U.S. Treasury Notes		7,022,852
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $8,603,020)		8,521,439
CORPORATE BONDS – 60.1%
Australia – 0.2%
BHP Billiton Finance USA Ltd. 5.25%, 9/8/30	17,000	17,202
Rio Tinto Finance USA PLC 4.88%, 3/14/30	16,000	16,009
Westpac Banking Corp.
4.11%, 7/24/34, (4.11% fixed rate until 7/24/29; 5-year Constant Maturity Treasury Rate + 2.00% thereafter)(b)(c)	8,000	7,759
2.67%, 11/15/35, (2.668% fixed rate until 11/15/30; 5-year Constant Maturity Treasury Rate + 1.75% thereafter)(c)	22,000	19,681
Woodside Finance Ltd. 5.40%, 5/19/30(b)	19,000	19,168
Total Australia		79,819

See Notes to Financial Statements.

WisdomTree Trust    189

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2026
Investments	Principal Amount	Value
Belgium – 0.1%
Anheuser-Busch InBev Worldwide, Inc. 4.75%, 1/23/29	$46,000	$46,053
Bermuda – 0.1%
RenaissanceRe Holdings Ltd. 3.60%, 4/15/29	24,000	23,234
Brazil – 0.0%
Vale Overseas Ltd. 3.75%, 7/8/30	6,000	5,707
Canada – 2.0%
Bank of Montreal
4.35%, 9/22/31, (4.35% fixed rate until 9/22/30; Secured Overnight Financing Index + 1.08% thereafter)(c)	20,000	19,487
4.44%, 1/14/32, Series J, (4.439% fixed rate until 1/14/31; Secured Overnight Financing Rate + 0.97% thereafter)(c)	75,000	72,827
Bank of Nova Scotia
1.30%, 9/15/26	10,000	9,990
5.35%, 12/7/26	10,000	10,032
5.25%, 6/12/28	5,000	5,058
5.13%, 2/14/31, (5.13% fixed rate until 2/14/30; Secured Overnight Financing Rate + 1.07% thereafter)(c)	16,000	16,014
4.34%, 9/15/31, (4.338% fixed rate until 9/15/30; Secured Overnight Financing Rate + 1.09% thereafter)(b)(c)	19,000	18,450
Brookfield Finance, Inc.
3.90%, 1/25/28	10,000	9,895
4.85%, 3/29/29	20,000	19,970
Canadian Imperial Bank of Commerce
5.93%, 10/2/26	5,000	5,008
5.26%, 4/8/29	17,000	17,173
4.63%, 9/11/30, (4.631% fixed rate until 9/11/29; Secured Overnight Financing Rate + 1.335% thereafter)(b)(c)	6,000	5,934
5.25%, 1/13/31, (5.245% fixed rate until 1/13/30; Secured Overnight Financing Rate + 1.105% thereafter)(c)	13,000	13,065
Canadian Natural Resources Ltd.
3.85%, 6/1/27	30,000	29,860
2.95%, 7/15/30	10,000	9,314
Canadian Pacific Railway Co.
4.00%, 6/1/28	60,000	59,370
2.05%, 3/5/30	8,000	7,278
4.80%, 3/30/30	3,000	2,988
CGI, Inc.
1.45%, 9/14/26	5,000	4,994
4.95%, 3/14/30	6,000	5,941
CI Financial Corp. 3.20%, 12/17/30	39,000	35,180
Investments	Principal Amount	Value
Enbridge, Inc.
1.60%, 10/4/26	$5,000	$4,989
5.90%, 11/15/26	10,000	10,018
3.70%, 7/15/27	24,000	23,842
3.13%, 11/15/29	36,000	34,128
6.20%, 11/15/30	17,000	17,686
4.85%, 3/27/31	9,000	8,898
Fairfax Financial Holdings Ltd. 4.63%, 4/29/30	27,000	26,564
Hydro One, Inc. 4.75%, 5/30/31	36,000	35,560
Magna International, Inc. 2.45%, 6/15/30	10,000	9,106
Manulife Financial Corp. 4.06%, 2/24/32, (4.061% fixed rate until 2/24/27; 5-year U.S. dollar ICE Swap Rate + 1.647% thereafter)(c)	10,000	9,944
Nutrien Ltd.
4.20%, 4/1/29	6,000	5,907
2.95%, 5/13/30	32,000	29,828
Rogers Communications, Inc.
2.90%, 11/15/26	5,000	4,987
3.20%, 3/15/27	11,000	10,931
5.00%, 2/15/29	38,000	37,987
Royal Bank of Canada
4.97%, 8/2/30, (4.969% fixed rate until 8/2/29; Secured Overnight Financing Rate+ 1.10% thereafter)(c)	68,000	68,068
4.31%, 11/3/31, (4.305% fixed rate until 11/3/30; Secured Overnight Financing Rate + 0.98% thereafter)(c)	28,000	27,158
4.61%, 5/3/32, (4.612% fixed rate until 5/3/31; Secured Overnight Financing Rate + 1.01% thereafter)(c)	38,000	37,181
South Bow USA Infrastructure Holdings LLC 5.03%, 10/1/29	30,000	29,863
TELUS Corp.
2.80%, 2/16/27	7,000	6,948
3.70%, 9/15/27	5,000	4,960
Toronto-Dominion Bank
5.16%, 1/10/28	38,000	38,256
4.41%, 1/13/31	31,000	30,340
TransCanada PipeLines Ltd.
4.25%, 5/15/28	9,000	8,934
4.10%, 4/15/30	29,000	28,101
Total Canada		928,012
Chile – 0.0%
Enel Americas SA 4.00%, 10/25/26	7,000	6,993
Finland – 0.0%
Nokia OYJ 4.38%, 6/12/27	6,000	5,979

See Notes to Financial Statements.

190    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2026
Investments	Principal Amount	Value
France – 0.2%
Orange SA 9.00%, 3/1/31	$54,000	$62,041
TotalEnergies Capital International SA 3.46%, 2/19/29	18,000	17,523
TotalEnergies Capital USA LLC 4.25%, 1/13/31	18,000	17,520
Total France		97,084
Germany – 0.5%
Deutsche Bank AG 3.55%, 9/18/31, (3.547% fixed rate until 9/18/30; Secured Overnight Financing Rate + 3.043% thereafter)(c)	167,000	155,821
Deutsche Telekom International Finance BV 8.25%, 6/15/30	44,000	48,745
Mercedes-Benz Finance North America LLC 8.50%, 1/18/31	38,000	42,866
Total Germany		247,432
Ireland – 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.13%, 2/28/29	152,000	149,144
Japan – 1.8%
Honda Motor Co. Ltd. 2.53%, 3/10/27	10,000	9,906
Mitsubishi UFJ Financial Group, Inc. 3.74%, 3/7/29	155,000	151,401
Mizuho Financial Group, Inc. 5.38%, 5/26/30, (5.376% fixed rate until 5/26/29; 1-year Constant Maturity Treasury Rate + 1.12% thereafter)(c)	200,000	202,091
Nomura Holdings, Inc. 5.39%, 7/6/27	217,000	218,416
ORIX Corp. 4.45%, 9/9/30	12,000	11,713
Sumitomo Mitsui Financial Group, Inc.
3.54%, 1/17/28	74,000	72,930
2.14%, 9/23/30	89,000	79,298
Toyota Motor Corp.
2.76%, 7/2/29	54,000	51,423
2.36%, 3/25/31	30,000	26,963
Total Japan		824,141
Luxembourg – 0.1%
ArcelorMittal SA 4.25%, 7/16/29(b)	49,000	48,176
Macau – 0.4%
Sands China Ltd. 2.30%, 3/8/27	200,000	197,482
Netherlands – 0.1%
Koninklijke KPN NV 8.38%, 10/1/30	8,000	8,966
Investments	Principal Amount	Value
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 5/1/30	$50,000	$47,166
Total Netherlands		56,132
Spain – 0.7%
Banco Santander SA
4.18%, 3/24/28, (4.175% fixed rate until 3/24/27; 1-year Constant Maturity Treasury Rate + 2.00% thereafter)(c)	101,000	100,711
3.31%, 6/27/29	200,000	192,012
Telefonica Europe BV 8.25%, 9/15/30	20,000	22,155
Total Spain		314,878
Switzerland – 0.0%
Tyco Electronics Group SA 4.50%, 2/9/31	10,000	9,817
United Kingdom – 2.1%
Astrazeneca Finance LLC
4.00%, 3/2/31	13,000	12,524
2.25%, 5/28/31	12,000	10,647
AstraZeneca PLC 1.38%, 8/6/30	26,000	22,812
Barclays PLC 2.65%, 6/24/31, (2.645% fixed rate until 6/24/30; 1-year Constant Maturity Treasury Rate + 1.90% thereafter)(c)	250,000	227,710
BAT Capital Corp.
4.91%, 4/2/30	103,000	102,644
5.83%, 2/20/31	52,000	53,432
2.73%, 3/25/31	17,000	15,369
British Telecommunications PLC 9.63%, 12/15/30	38,000	44,339
GlaxoSmithKline Capital PLC 3.38%, 6/1/29	16,000	15,496
HSBC Holdings PLC
5.55%, 3/4/30, (5.546% fixed rate until 3/4/29; Secured Overnight Financing Rate + 1.46% thereafter)(c)	200,000	202,450
3.97%, 5/22/30, (3.973% fixed rate until 5/22/29; 3-month Secured Overnight Financing Rate + 1.872% thereafter)(c)	200,000	194,522
Marex Group PLC 6.40%, 11/4/29	11,000	11,213
RELX Capital, Inc. 4.00%, 3/18/29	20,000	19,623
Smith & Nephew PLC 5.15%, 3/20/27	44,000	44,150
Vodafone Group PLC 7.88%, 2/15/30	9,000	9,803
Total United Kingdom		986,734

See Notes to Financial Statements.

WisdomTree Trust    191

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2026
Investments	Principal Amount	Value
United States – 51.5%
3M Co.
3.63%, 9/14/28	$25,000	$24,527
3.38%, 3/1/29	5,000	4,842
2.38%, 8/26/29	9,000	8,410
3.05%, 4/15/30	9,000	8,453
Abbott Laboratories 4.00%, 3/15/31	32,000	30,855
AbbVie, Inc.
4.80%, 3/15/27	2,000	2,005
4.80%, 3/15/29	49,000	49,072
3.20%, 11/21/29	5,000	4,762
4.88%, 3/15/30	45,000	45,029
4.13%, 3/15/31	27,000	26,108
Adobe, Inc.
4.80%, 4/4/29(b)	7,000	7,026
2.30%, 2/1/30(b)	18,000	16,549
AEP Texas, Inc. 5.45%, 5/15/29	53,000	53,747
AES Corp.
5.45%, 6/1/28	42,000	42,332
2.45%, 1/15/31	33,000	29,152
Aflac, Inc.
2.88%, 10/15/26	5,000	4,991
3.60%, 4/1/30	7,000	6,690
Agilent Technologies, Inc. 2.10%, 6/4/30	19,000	17,150
Agree LP 2.90%, 10/1/30	7,000	6,434
Air Products & Chemicals, Inc.
4.60%, 2/8/29	31,000	30,947
2.05%, 5/15/30	9,000	8,146
Airbnb, Inc. 4.65%, 3/16/31	17,000	16,765
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/27	52,000	51,899
2.75%, 12/15/29	8,000	7,424
4.90%, 12/15/30	7,000	6,914
Allstate Corp.
3.28%, 12/15/26	12,000	11,969
1.45%, 12/15/30	10,000	8,629
Ally Financial, Inc.
2.20%, 11/2/28	21,000	19,833
5.54%, 1/17/31, (5.543% fixed rate until 1/17/30; Secured Overnight Financing Index + 1.73% thereafter)(c)	20,000	19,989
Altria Group, Inc.
6.20%, 11/1/28	6,000	6,171
4.80%, 2/14/29	98,000	97,991
Amcor Flexibles North America, Inc.
2.63%, 6/19/30	30,000	27,531
2.69%, 5/25/31	14,000	12,568
Investments	Principal Amount	Value
Amdocs Ltd. 2.54%, 6/15/30	$8,000	$7,190
Ameren Corp.
5.70%, 12/1/26	9,000	9,020
1.75%, 3/15/28	57,000	54,496
American Electric Power Co., Inc. 7.05%, 12/15/54, (7.05% fixed rate until 12/15/29; 5-year Constant Maturity Treasury Rate + 2.75% thereafter)(c)	3,000	3,103
American Express Co.
5.53%, 4/25/30, (5.532% fixed rate until 4/25/29; Secured Overnight Financing Index + 1.09% thereafter)(b)(c)	33,000	33,527
6.49%, 10/30/31, (6.489% fixed rate until 10/30/30; Secured Overnight Financing Rate + 1.94% thereafter)(c)	25,000	26,327
4.46%, 2/10/32, (4.456% fixed rate until 2/10/31; Secured Overnight Financing Rate + 0.867% thereafter)(c)	17,000	16,564
American Homes 4 Rent LP 4.95%, 6/15/30(b)	14,000	13,886
American Honda Finance Corp.
4.70%, 1/12/28	28,000	28,019
3.50%, 2/15/28	5,000	4,916
2.00%, 3/24/28	5,000	4,797
5.13%, 7/7/28	5,000	5,030
4.50%, 9/4/30	29,000	28,337
1.80%, 1/13/31(b)	51,000	44,328
American International Group, Inc. 4.85%, 5/7/30	7,000	6,981
American National Group, Inc.
5.00%, 6/15/27	6,000	6,006
5.75%, 10/1/29	5,000	5,060
American Tower Corp.
2.75%, 1/15/27	27,000	26,838
3.60%, 1/15/28	2,000	1,971
1.50%, 1/31/28	2,000	1,912
5.50%, 3/15/28	2,000	2,022
5.25%, 7/15/28	23,000	23,174
5.80%, 11/15/28	2,000	2,039
5.20%, 2/15/29	2,000	2,014
3.95%, 3/15/29	2,000	1,956
3.80%, 8/15/29	25,000	24,262
2.90%, 1/15/30	11,000	10,274
2.10%, 6/15/30	57,000	51,153
1.88%, 10/15/30	25,000	22,032
American Water Capital Corp. 2.80%, 5/1/30	13,000	12,078
Amgen, Inc.
2.20%, 2/21/27	3,000	2,971
5.15%, 3/2/28	93,000	93,609
1.65%, 8/15/28	3,000	2,831
3.00%, 2/22/29	2,000	1,918

See Notes to Financial Statements.

192    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2026
Investments	Principal Amount	Value
4.05%, 8/18/29	$23,000	$22,550
2.45%, 2/21/30	102,000	93,962
Amphenol Corp.
5.05%, 4/5/29	7,000	7,053
2.80%, 2/15/30	24,000	22,408
4.13%, 11/15/30	15,000	14,536
Amrize Finance U.S. LLC 4.95%, 4/7/30	20,000	19,960
Aon Corp.
3.75%, 5/2/29	7,000	6,803
2.80%, 5/15/30	19,000	17,541
Aon Corp./Aon Global Holdings PLC 2.85%, 5/28/27	15,000	14,829
Aon North America, Inc. 5.15%, 3/1/29	10,000	10,070
Apollo Debt Solutions BDC
6.90%, 4/13/29	4,000	4,090
5.88%, 8/30/30	24,000	23,647
Applied Materials, Inc. 4.00%, 1/15/31	15,000	14,469
AppLovin Corp. 5.13%, 12/1/29	13,000	13,024
Archer-Daniels-Midland Co. 3.25%, 3/27/30	8,000	7,576
Ares Capital Corp.
2.88%, 6/15/27	8,000	7,878
5.95%, 7/15/29	25,000	25,189
5.50%, 9/1/30	26,000	25,588
5.25%, 4/12/31	12,000	11,605
Ares Strategic Income Fund
6.35%, 8/15/29	5,000	5,063
5.60%, 2/15/30	20,000	19,670
5.80%, 9/9/30	47,000	46,160
Arizona Public Service Co. 2.60%, 8/15/29(b)	4,000	3,753
Arrow Electronics, Inc. 5.15%, 8/21/29	10,000	10,019
Arthur J Gallagher & Co. 4.85%, 12/15/29	8,000	7,985
Assurant, Inc. 3.70%, 2/22/30	4,000	3,807
AT&T, Inc.
4.30%, 2/15/30	13,000	12,729
4.70%, 8/15/30	80,000	79,114
4.40%, 4/30/31(b)	21,000	20,429
Athene Holding Ltd.
4.13%, 1/12/28	14,000	13,839
3.50%, 1/15/31	11,000	10,160
Atlantic City Electric Co. 2.30%, 3/15/31	10,000	8,912
Atmos Energy Corp. 1.50%, 1/15/31	9,000	7,794
Investments	Principal Amount	Value
Augusta SpinCo Corp. 4.66%, 3/23/31	$16,000	$15,726
Autodesk, Inc. 2.85%, 1/15/30	19,000	17,744
AutoNation, Inc.
1.95%, 8/1/28	4,000	3,787
4.75%, 6/1/30	13,000	12,766
AutoZone, Inc.
3.75%, 6/1/27	11,000	10,943
5.10%, 7/15/29	17,000	17,109
5.13%, 6/15/30	45,000	45,160
AvalonBay Communities, Inc.
3.30%, 6/1/29	10,000	9,627
2.45%, 1/15/31	10,000	9,017
Avangrid, Inc. 3.80%, 6/1/29	10,000	9,706
Avery Dennison Corp. 2.65%, 4/30/30	41,000	37,818
Avnet, Inc. 6.25%, 3/15/28	44,000	44,782
AXIS Specialty Finance LLC 4.90%, 1/15/40, (4.90% fixed rate until 1/15/30; 5-year Constant Maturity Treasury Rate + 3.186% thereafter)(c)	8,000	7,840
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
2.06%, 12/15/26	5,000	4,970
4.49%, 5/1/30	44,000	43,355
Bank of America Corp.
2.55%, 2/4/28, (2.551% fixed rate until 2/4/27; Secured Overnight Financing Rate + 1.05% thereafter)(c)	4,000	3,968
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month Secured Overnight Financing Rate + 1.632% thereafter)(c)	10,000	9,913
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(c)	98,000	96,459
2.09%, 6/14/29, (2.087% fixed rate until 6/14/28; Secured Overnight Financing Rate + 1.06% thereafter)(c)	70,000	66,779
3.97%, 2/7/30, (3.974% fixed rate until 2/7/29; 3-month Secured Overnight Financing Rate + 1.472% thereafter)(c)	15,000	14,689
2.88%, 10/22/30, (2.884% fixed rate until 10/22/29; 3-month Secured Overnight Financing Rate + 1.452% thereafter)(c)	46,000	43,194
1.92%, 10/24/31, (1.922% fixed rate until 10/24/30; Secured Overnight Financing Rate + 1.37% thereafter)(c)	41,000	36,104
4.46%, 2/6/32, (4.456% fixed rate until 2/6/31; Secured Overnight Financing Rate + 0.87% thereafter)(c)	33,000	32,071

See Notes to Financial Statements.

WisdomTree Trust    193

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2026
Investments	Principal Amount	Value
2.65%, 3/11/32, Series N, (2.651% fixed rate until 3/11/31; Secured Overnight Financing Rate + 1.22% thereafter)(c)	$26,000	$23,360
2.69%, 4/22/32, (2.687% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.32% thereafter)(c)	121,000	108,545
Bank of New York Mellon Corp.
3.00%, 10/30/28	4,000	3,859
3.30%, 8/23/29	22,000	21,088
Barings BDC, Inc. 7.00%, 2/15/29	5,000	5,105
Baxter International, Inc.
1.92%, 2/1/27	49,000	48,471
2.27%, 12/1/28(b)	10,000	9,428
4.90%, 12/15/30	10,000	9,823
Becton Dickinson & Co. 1.96%, 2/11/31	39,000	34,188
Best Buy Co., Inc. 4.45%, 10/1/28	25,000	24,848
BGC Group, Inc.
6.60%, 6/10/29	31,000	31,746
6.15%, 4/2/30	14,000	14,160
Biogen, Inc. 2.25%, 5/1/30	53,000	48,084
Bio-Rad Laboratories, Inc. 3.30%, 3/15/27	5,000	4,971
Black Hills Corp.
3.15%, 1/15/27	13,000	12,950
2.50%, 6/15/30	20,000	18,182
Blackstone Private Credit Fund
2.63%, 12/15/26	58,000	57,673
3.25%, 3/15/27	23,000	22,807
5.60%, 11/22/29	15,000	14,815
5.05%, 9/10/30	36,000	34,494
Blackstone Secured Lending Fund
2.85%, 9/30/28	24,000	22,722
5.13%, 1/31/31(b)	56,000	53,350
Block Financial LLC 3.88%, 8/15/30(b)	22,000	20,791
Blue Owl Capital Corp.
2.63%, 1/15/27	67,000	66,443
5.95%, 3/15/29(b)	17,000	16,983
Blue Owl Credit Income Corp.
4.70%, 2/8/27	5,000	4,986
7.95%, 6/13/28	12,000	12,376
6.60%, 9/15/29	8,000	8,065
5.80%, 3/15/30	24,000	23,419
Blue Owl Technology Finance Corp.
6.10%, 3/15/28(b)	51,000	51,043
6.75%, 4/4/29(b)	5,000	5,018
Boardwalk Pipelines LP 4.80%, 5/3/29	9,000	8,977
Investments	Principal Amount	Value
Boeing Co.
2.70%, 2/1/27	$85,000	$84,410
6.26%, 5/1/27	40,000	40,425
2.95%, 2/1/30	87,000	81,356
3.63%, 2/1/31	13,000	12,242
Booking Holdings, Inc. 3.55%, 3/15/28	23,000	22,645
BorgWarner, Inc.
2.65%, 7/1/27	16,000	15,759
4.95%, 8/15/29	2,000	1,994
Boston Properties LP
2.75%, 10/1/26	84,000	83,898
6.75%, 12/1/27	5,000	5,117
3.40%, 6/21/29(b)	19,000	18,221
2.90%, 3/15/30	6,000	5,568
3.25%, 1/30/31(b)	8,000	7,373
Boston Scientific Corp. 2.65%, 6/1/30	11,000	10,142
BP Capital Markets America, Inc.
3.02%, 1/16/27	10,000	9,957
3.59%, 4/14/27	5,000	4,982
3.94%, 9/21/28	10,000	9,861
4.23%, 11/6/28	5,000	4,958
4.70%, 4/10/29	21,000	21,012
3.63%, 4/6/30(b)	8,000	7,691
BP Capital Markets PLC 3.72%, 11/28/28	5,000	4,902
Brighthouse Financial, Inc. 5.63%, 5/15/30(b)	20,000	19,991
Bristol-Myers Squibb Co. 1.45%, 11/13/30	90,000	78,560
Brixmor Operating Partnership LP 3.90%, 3/15/27	79,000	78,777
Broadcom, Inc.
5.05%, 4/15/30	29,000	28,897
4.60%, 7/15/30	20,000	19,589
4.30%, 1/15/31	42,000	40,483
2.45%, 2/15/31	59,000	52,421
Broadridge Financial Solutions, Inc.
2.90%, 12/1/29	10,000	9,349
2.60%, 5/1/31	12,000	10,672
Brookfield Asset Management Ltd. 4.83%, 4/15/31	13,000	12,738
Brown & Brown, Inc.
4.50%, 3/15/29	44,000	43,465
2.38%, 3/15/31	12,000	10,584
Bunge Ltd. Finance Corp.
4.20%, 9/17/29	4,000	3,927
4.55%, 8/4/30	18,000	17,680
2.75%, 5/14/31(b)	18,000	16,261
Cadence Design Systems, Inc. 4.30%, 9/10/29	2,000	1,970

See Notes to Financial Statements.

194    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2026
Investments	Principal Amount	Value
Camden Property Trust
4.10%, 10/15/28	$5,000	$4,944
3.15%, 7/1/29	3,000	2,871
Campbell’s Company/The
5.20%, 3/21/29	48,000	48,179
2.38%, 4/24/30	13,000	11,747
Capital One Financial Corp.
4.10%, 2/9/27(b)	20,000	19,985
1.88%, 11/2/27, (1.878% fixed rate until 11/2/26; Secured Overnight Financing Rate + 0.855% thereafter)(c)	117,000	116,460
5.46%, 7/26/30, (5.463% fixed rate until 7/26/29; Secured Overnight Financing Rate + 1.56% thereafter)(c)	73,000	73,770
4.49%, 9/11/31, (4.493% fixed rate until 9/11/30; Secured Overnight Financing Rate + 1.25% thereafter)(c)	92,000	89,604
Cardinal Health, Inc.
5.00%, 11/15/29	18,000	18,030
4.50%, 9/15/30	9,000	8,830
Carlisle Cos., Inc. 2.75%, 3/1/30(b)	13,000	12,062
Carrier Global Corp.
2.49%, 2/15/27	16,000	15,869
2.72%, 2/15/30	47,000	43,706
Caterpillar Financial Services Corp.
1.15%, 9/14/26	50,000	49,952
4.15%, 1/8/31	25,000	24,320
Caterpillar, Inc. 1.90%, 3/12/31	26,000	22,954
CBRE Services, Inc.
5.50%, 4/1/29	5,000	5,071
4.80%, 6/15/30	19,000	18,804
CDW LLC/CDW Finance Corp.
2.67%, 12/1/26	10,000	9,956
5.10%, 3/1/30	18,000	17,797
Cencora, Inc.
2.80%, 5/15/30	27,000	25,003
2.70%, 3/15/31(b)	15,000	13,570
Centene Corp.
4.25%, 12/15/27(b)	12,000	11,929
2.45%, 7/15/28	24,000	22,891
4.63%, 12/15/29	11,000	10,731
3.38%, 2/15/30	56,000	52,080
3.00%, 10/15/30	61,000	55,117
CenterPoint Energy Houston Electric LLC
3.00%, 2/1/27, Series AA	5,000	4,974
5.20%, 10/1/28	23,000	23,245
CenterPoint Energy, Inc.
5.40%, 6/1/29	28,000	28,419
7.00%, 2/15/55, Series A, (7.00% fixed rate until 2/15/30; 5-year Constant Maturity Treasury Rate + 3.254% thereafter)(b)(c)	5,000	5,158
Investments	Principal Amount	Value
Charles Schwab Corp.
3.30%, 4/1/27	$5,000	$4,975
3.20%, 1/25/28	5,000	4,910
4.00%, 2/1/29	5,000	4,932
5.64%, 5/19/29, (5.643% fixed rate until 5/19/28; Secured Overnight Financing Rate + 2.21% thereafter)(c)	10,000	10,157
6.20%, 11/17/29, (6.196% fixed rate until 11/17/28; Secured Overnight Financing Rate + 1.878% thereafter)(c)	10,000	10,294
2.30%, 5/13/31	16,000	14,210
4.34%, 11/14/31, (4.343% fixed rate until 11/14/30; Secured Overnight Financing Rate + 0.94% thereafter)(b)(c)	6,000	5,841
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 2/15/28	54,000	52,944
6.10%, 6/1/29	53,000	53,906
5.38%, 5/1/47	6,000	5,943
Cheniere Corpus Christi Holdings LLC
5.13%, 6/30/27	29,000	29,057
3.70%, 11/15/29	9,000	8,680
Cheniere Energy Partners LP
4.50%, 10/1/29	26,000	25,697
4.00%, 3/1/31	14,000	13,353
Cheniere Energy, Inc. 4.63%, 10/15/28	17,000	16,910
Choice Hotels International, Inc. 3.70%, 1/15/31	10,000	9,343
Chubb INA Holdings LLC 4.65%, 8/15/29	22,000	21,965
Cigna Group
3.05%, 10/15/27	4,000	3,938
5.00%, 5/15/29	37,000	37,236
4.50%, 9/15/30	43,000	42,250
2.38%, 3/15/31	11,000	9,821
Cisco Systems, Inc. 4.95%, 2/26/31	35,000	35,131
Citigroup, Inc.
4.66%, 5/24/28, (4.658% fixed rate until 5/24/27; Secured Overnight Financing Rate + 1.887% thereafter)(c)	44,000	44,004
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month Secured Overnight Financing Rate + 1.652% thereafter)(c)	15,000	14,868
4.13%, 7/25/28	32,000	31,617
5.17%, 2/13/30, (5.174% fixed rate until 2/13/29; Secured Overnight Financing Rate + 1.364% thereafter)(c)	21,000	21,108
4.54%, 9/19/30, (4.542% fixed rate until 9/19/29; Secured Overnight Financing Rate + 1.338% thereafter)(c)	80,000	78,949

See Notes to Financial Statements.

WisdomTree Trust    195

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2026
Investments	Principal Amount	Value
2.67%, 1/29/31, (2.666% fixed rate until 1/29/30; Secured Overnight Financing Rate + 1.146% thereafter)(c)	$92,000	$84,996
4.50%, 9/11/31, (4.503% fixed rate until 9/11/30; Secured Overnight Financing Rate + 1.171% thereafter)(c)	71,000	69,296
2.56%, 5/1/32, (2.561% fixed rate until 5/1/31; Secured Overnight Financing Rate + 1.167% thereafter)(c)	17,000	15,122
Citizens Financial Group, Inc.
5.84%, 1/23/30, (5.841% fixed rate until 1/23/29; Secured Overnight Financing Rate + 2.01% thereafter)(b)(c)	7,000	7,127
5.30%, 1/29/36, (5.299% fixed rate until 1/29/31; 5-year Constant Maturity Treasury Rate + 1.45% thereafter)(c)	30,000	29,298
Clorox Co.
4.40%, 5/1/29	46,000	45,446
1.80%, 5/15/30(b)	2,000	1,785
4.70%, 5/15/31	10,000	9,809
CMS Energy Corp. 3.75%, 12/1/50, (3.75% fixed rate until 12/1/30; 5-year Constant Maturity Treasury Rate + 2.90% thereafter)(c)	21,000	19,395
CNA Financial Corp.
3.45%, 8/15/27	10,000	9,906
2.05%, 8/15/30	10,000	8,906
CNH Industrial Capital LLC 4.50%, 10/16/30	33,000	32,127
CNH Industrial NV 3.85%, 11/15/27	31,000	30,700
Coca-Cola Co.
1.65%, 6/1/30	33,000	29,596
1.38%, 3/15/31	26,000	22,507
Coca-Cola Consolidated, Inc. 5.25%, 6/1/29	18,000	18,208
Comcast Corp.
1.95%, 1/15/31	33,000	28,892
1.50%, 2/15/31(b)	91,000	77,913
CommonSpirit Health
3.35%, 10/1/29	8,000	7,615
2.78%, 10/1/30	12,000	10,969
Commonwealth Edison Co. 2.20%, 3/1/30	10,000	9,143
Conagra Brands, Inc.
5.30%, 10/1/26	14,000	14,015
4.85%, 11/1/28	47,000	46,809
5.00%, 8/1/30	11,000	10,864
Concentrix Corp. 6.60%, 8/2/28(b)	6,000	6,066
ConocoPhillips Co.
6.95%, 4/15/29	6,000	6,324
4.70%, 1/15/30	10,000	9,962
Investments	Principal Amount	Value
Constellation Brands, Inc.
3.50%, 5/9/27	$29,000	$28,854
3.60%, 2/15/28	29,000	28,551
2.88%, 5/1/30	14,000	12,993
Constellation Energy Generation LLC
4.40%, 1/15/31	18,000	17,503
3.75%, 3/1/31	18,000	16,977
Consumers Energy Co. 4.90%, 2/15/29	9,000	9,040
Continental Resources, Inc. 4.38%, 1/15/28	38,000	37,731
COPT Defense Properties LP
2.00%, 1/15/29(b)	5,000	4,677
2.75%, 4/15/31	12,000	10,771
Corebridge Financial, Inc.
3.85%, 4/5/29	40,000	38,915
6.88%, 12/15/52, (6.875% fixed rate until 12/15/27; 5-year Constant Maturity Treasury Rate + 3.846% thereafter)(c)	11,000	11,158
CRH America Finance, Inc. 4.40%, 2/9/31	31,000	30,158
Crown Castle, Inc.
4.00%, 3/1/27	4,000	3,992
2.90%, 3/15/27	39,000	38,668
3.65%, 9/1/27	48,000	47,594
5.00%, 1/11/28	5,000	5,013
3.10%, 11/15/29	19,000	17,898
3.30%, 7/1/30	28,000	26,117
CSX Corp.
4.25%, 3/15/29	12,000	11,881
2.40%, 2/15/30	5,000	4,624
CubeSmart LP
3.13%, 9/1/26	5,000	5,000
3.00%, 2/15/30	6,000	5,608
2.00%, 2/15/31	10,000	8,741
Cummins, Inc. 1.50%, 9/1/30	11,000	9,686
CVS Health Corp.
5.00%, 1/30/29	12,000	12,052
3.25%, 8/15/29	53,000	50,648
5.13%, 2/21/30	22,000	22,086
1.75%, 8/21/30	214,000	188,566
Darden Restaurants, Inc. 4.55%, 10/15/29	7,000	6,904
DCP Midstream Operating LP 5.13%, 5/15/29(b)	8,000	8,042
Deere & Co. 3.10%, 4/15/30	29,000	27,381
Dell International LLC/EMC Corp.
4.75%, 4/1/28	32,000	32,039
5.30%, 10/1/29	34,000	34,331

See Notes to Financial Statements.

196    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2026
Investments	Principal Amount	Value
4.35%, 2/1/30	$51,000	$49,901
5.00%, 4/1/30	32,000	31,952
Delta Air Lines, Inc. 5.25%, 7/10/30	25,000	25,043
DENTSPLY SIRONA, Inc. 3.25%, 6/1/30	36,000	33,290
Devon Energy Corp.
4.38%, 3/15/29(d)	13,000	12,851
4.50%, 1/15/30	25,000	24,615
Diamondback Energy, Inc.
3.25%, 12/1/26	10,000	9,978
5.15%, 1/30/30	46,000	46,354
Digital Realty Trust LP 3.60%, 7/1/29	76,000	73,299
DOC DR LLC
4.30%, 3/15/27	9,000	8,997
3.95%, 1/15/28	69,000	68,284
Dollar General Corp.
5.20%, 7/5/28	18,000	18,128
3.50%, 4/3/30	8,000	7,574
Dominion Energy, Inc.
3.60%, 3/15/27, Series B	5,000	4,979
3.38%, 4/1/30, Series C	91,000	86,170
Dow Chemical Co. 7.38%, 11/1/29	61,000	65,738
DR Horton, Inc. 1.30%, 10/15/26	5,000	4,984
DTE Electric Co.
4.85%, 12/1/26	5,000	5,009
2.25%, 3/1/30	21,000	19,248
DTE Energy Co.
4.95%, 7/1/27	4,000	4,013
5.20%, 4/1/30(b)	83,000	83,449
Duke Energy Carolinas LLC 3.95%, 11/15/28	5,000	4,926
Duke Energy Corp. 4.85%, 1/5/27	43,000	43,092
Duke Energy Florida LLC 4.20%, 12/1/30	18,000	17,520
Duke Energy Florida Project Finance LLC 2.54%, 9/1/29, Series 2026	5,124	4,939
Duke Energy Ohio, Inc. 3.65%, 2/1/29	53,000	51,712
Duke Energy Progress LLC 3.45%, 3/15/29	5,000	4,852
DuPont de Nemours, Inc. 4.73%, 11/15/28(d)	15,000	14,956
DXC Technology Co. 2.38%, 9/15/28	5,000	4,731
Eastman Chemical Co. 5.00%, 8/1/29	14,000	14,010
Eaton Vance Corp. 3.50%, 4/6/27	5,000	4,977
Investments	Principal Amount	Value
eBay, Inc.
3.60%, 6/5/27	$2,000	$1,987
2.70%, 3/11/30	38,000	35,119
Ecolab, Inc. 1.30%, 1/30/31	24,000	20,555
Edison International
4.13%, 3/15/28	17,000	16,695
5.25%, 11/15/28	19,000	18,908
5.45%, 6/15/29	18,000	18,029
Edwards Lifesciences Corp. 4.30%, 6/15/28	8,000	7,942
Elevance Health, Inc.
2.88%, 9/15/29	54,000	50,987
4.75%, 2/15/30	14,000	13,907
2.25%, 5/15/30	22,000	20,006
Eli Lilly & Co.
4.15%, 8/14/27	2,000	1,999
4.50%, 2/9/29	18,000	17,996
3.38%, 3/15/29	7,000	6,800
4.75%, 2/12/30	13,000	13,022
Enact Holdings, Inc. 6.25%, 5/28/29	34,000	34,823
Energy Transfer LP
4.40%, 3/15/27	4,000	4,000
4.20%, 4/15/27	24,000	23,977
4.00%, 10/1/27	56,000	55,638
5.25%, 7/1/29	12,000	12,121
4.15%, 9/15/29	47,000	45,976
5.20%, 4/1/30	7,000	7,045
4.55%, 1/15/31	25,000	24,437
Entergy Corp.
2.95%, 9/1/26	95,000	95,000
7.13%, 12/1/54, (7.125% fixed rate until 12/1/29; 5-year Constant Maturity Treasury Rate + 2.67% thereafter)(c)	10,000	10,296
Entergy Mississippi LLC 2.85%, 6/1/28	5,000	4,852
Entergy Texas, Inc. 1.75%, 3/15/31	13,000	11,294
Enterprise Products Operating LLC
3.95%, 2/15/27	5,000	4,995
4.60%, 1/15/31	25,000	24,667
5.38%, 2/15/78, (5.375% fixed rate until 2/15/28; 3-month Secured Overnight Financing Rate + 2.832% thereafter)(b)(c)	18,000	17,966
EOG Resources, Inc. 4.38%, 4/15/30	20,000	19,682
EPR Properties
3.75%, 8/15/29	8,000	7,681
4.75%, 11/15/30	9,000	8,733
EQT Corp.
7.50%, 6/1/30	36,000	38,515
4.75%, 1/15/31	10,000	9,836
See Notes to Financial Statements.

WisdomTree Trust    197

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2026
Investments	Principal Amount	Value
Equifax, Inc. 4.80%, 9/15/29	$30,000	$29,852
Equinix, Inc.
2.00%, 5/15/28	17,000	16,238
3.20%, 11/18/29	4,000	3,785
2.15%, 7/15/30	42,000	37,546
Equitable Holdings, Inc. 4.35%, 4/20/28	4,000	3,970
ERP Operating LP
3.50%, 3/1/28	5,000	4,920
2.50%, 2/15/30	8,000	7,386
Essent Group Ltd. 6.25%, 7/1/29	4,000	4,101
Essential Utilities, Inc. 2.70%, 4/15/30	20,000	18,454
Essex Portfolio LP 1.65%, 1/15/31	17,000	14,688
Estee Lauder Cos., Inc. 2.60%, 4/15/30	12,000	11,095
Evergy Kansas Central, Inc. 3.10%, 4/1/27	2,000	1,986
Evergy Metro, Inc. 2.25%, 6/1/30, Series 2020	20,000	18,200
Eversource Energy
2.90%, 3/1/27	38,000	37,727
5.45%, 3/1/28	15,000	15,143
1.65%, 8/15/30, Series R	20,000	17,569
2.55%, 3/15/31	19,000	17,009
Exelon Corp.
2.75%, 3/15/27(b)	57,000	56,523
5.15%, 3/15/29	8,000	8,061
Expedia Group, Inc. 3.25%, 2/15/30	39,000	36,816
Extra Space Storage LP
3.88%, 12/15/27	17,000	16,841
5.70%, 4/1/28	50,000	50,668
F&G Annuities & Life, Inc.
7.40%, 1/13/28	19,000	19,441
6.50%, 6/4/29	20,000	20,261
Federal Realty OP LP 3.50%, 6/1/30	13,000	12,347
FedEx Corp.
3.10%, 8/5/29	8,000	7,617
3.10%, 8/5/29	21,000	19,984
4.25%, 5/15/30	8,000	7,804
Fedex Freight Holding Co., Inc. 4.65%, 3/15/31(d)	57,000	55,438
Ferguson Enterprises, Inc. 4.35%, 3/15/31(b)	9,000	8,756
Fidelity National Financial, Inc. 3.40%, 6/15/30	11,000	10,280
Investments	Principal Amount	Value
Fidelity National Information Services, Inc.
1.65%, 3/1/28(b)	$6,000	$5,728
3.75%, 5/21/29	4,000	3,871
2.25%, 3/1/31	67,000	58,925
Fifth Third Bancorp
1.71%, 11/1/27, (1.707% fixed rate until 11/1/26; Secured Overnight Financing Rate + 0.685% thereafter)(c)	19,000	18,908
4.00%, 2/1/29(d)	17,000	16,608
4.77%, 7/28/30, (4.772% fixed rate until 7/28/29; Secured Overnight Financing Index + 2.127% thereafter)(c)	35,000	34,756
4.90%, 9/6/30, (4.895% fixed rate until 9/6/29; Secured Overnight Financing Rate + 1.486% thereafter)(c)	20,000	19,905
4.57%, 4/29/32, (4.566% fixed rate until 4/29/31; Secured Overnight Financing Rate + 0.95% thereafter)(c)	47,000	45,551
First Horizon Corp. 5.51%, 3/7/31, (5.514% fixed rate until 3/7/30; Secured Overnight Financing Rate + 1.766% thereafter)(c)	12,000	12,010
First-Citizens Bank & Trust Co. 6.13%, 3/9/28	59,000	59,955
FirstEnergy Corp. 3.90%, 7/15/27, Series B	64,000	63,682
FirstEnergy Pennsylvania Electric Co. 4.55%, 3/15/31(b)(d)	10,000	9,790
FirstEnergy Transmission LLC 4.55%, 1/15/30	3,000	2,959
Fiserv, Inc.
3.50%, 7/1/29	40,000	38,325
4.75%, 3/15/30	11,000	10,831
4.55%, 2/15/31	98,000	94,663
Flex Ltd. 4.88%, 6/15/29	7,000	6,944
FNB Corp. 5.72%, 12/11/30, (5.722% fixed rate until 12/11/29; Secured Overnight Financing Index + 1.93% thereafter)(c)	17,000	17,052
Ford Motor Credit Co. LLC 5.73%, 9/5/30	309,000	308,958
Fortune Brands Innovations, Inc. 3.25%, 9/15/29	9,000	8,559
Fox Corp. 3.50%, 4/8/30(b)	24,000	22,825
Franklin BSP Capital Corp. 6.00%, 10/2/30	8,000	7,816
Franklin Resources, Inc. 1.60%, 10/30/30	8,000	6,990
Freeport-McMoRan, Inc.
5.25%, 9/1/29	46,000	46,143
4.25%, 3/1/30	17,000	16,610

See Notes to Financial Statements.

198    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2026
Investments	Principal Amount	Value
FS KKR Capital Corp.
6.88%, 8/15/29	$4,000	$4,036
6.13%, 1/15/30	32,000	31,396
GATX Corp. 4.00%, 6/30/30	17,000	16,418
GE HealthCare Technologies, Inc.
4.80%, 8/14/29	26,000	25,990
4.80%, 1/15/31	23,000	22,765
General Dynamics Corp. 3.63%, 4/1/30	41,000	39,368
General Electric Co. 4.30%, 7/29/30	35,000	34,342
General Mills, Inc.
4.20%, 4/17/28	11,000	10,911
5.50%, 10/17/28	14,000	14,212
2.88%, 4/15/30	15,000	13,948
General Motors Co.
4.20%, 10/1/27	79,000	78,617
5.63%, 4/15/30	5,000	5,079
General Motors Financial Co., Inc.
3.85%, 1/5/28	39,000	38,527
5.55%, 7/15/29	41,000	41,585
4.90%, 10/6/29(b)	8,000	7,976
5.35%, 1/7/30	77,000	77,514
3.60%, 6/21/30	209,000	197,863
Genpact U.K. Finco PLC/Genpact USA, Inc. 4.95%, 11/18/30	8,000	7,805
Genuine Parts Co.
4.95%, 8/15/29	12,000	11,935
1.88%, 11/1/30	40,000	34,738
Georgia Power Co. 2.65%, 9/15/29, Series B	3,000	2,819
Gilead Sciences, Inc.
1.65%, 10/1/30	44,000	38,781
4.60%, 5/20/31	15,000	14,769
Global Payments, Inc.
2.15%, 1/15/27	26,000	25,776
3.20%, 8/15/29	14,000	13,229
2.90%, 5/15/30	45,000	41,145
4.88%, 11/15/30	23,000	22,389
GLP Capital LP/GLP Financing II, Inc. 4.00%, 1/15/31	24,000	22,468
Goldman Sachs BDC, Inc. 5.65%, 9/9/30(b)	10,000	9,844
Goldman Sachs Group, Inc.
2.64%, 2/24/28, (2.64% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.114% thereafter)(c)	177,000	175,451
5.21%, 1/28/31, (5.207% fixed rate until 1/28/30; Secured Overnight Financing Rate + 1.078% thereafter)(c)	56,000	56,059
Investments	Principal Amount	Value
4.37%, 10/21/31, (4.369% fixed rate until 10/21/30; Secured Overnight Financing Rate + 1.06% thereafter)(c)	$50,000	$48,369
1.99%, 1/27/32, (1.992% fixed rate until 1/27/31; Secured Overnight Financing Rate + 1.09% thereafter)(c)	95,000	82,801
2.62%, 4/22/32, (2.615% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.281% thereafter)(c)	60,000	53,324
Goldman Sachs Private Credit Corp.
6.25%, 5/6/30	61,000	61,253
5.88%, 1/31/31	19,000	18,688
Golub Capital BDC, Inc. 6.00%, 7/15/29	31,000	31,098
Golub Capital Private Credit Fund
5.80%, 9/12/29	4,000	3,974
5.88%, 5/1/30	26,000	25,540
GXO Logistics, Inc. 6.25%, 5/6/29	3,000	3,082
HA Sustainable Infrastructure Capital, Inc. 6.15%, 1/15/31	8,000	8,135
Halliburton Co. 2.92%, 3/1/30	22,000	20,555
Hartford Insurance Group, Inc. 2.80%, 8/19/29	4,000	3,785
Hasbro, Inc.
3.50%, 9/15/27	5,000	4,950
3.90%, 11/19/29	44,000	42,550
HCA, Inc.
4.50%, 2/15/27	4,000	4,001
3.13%, 3/15/27	64,000	63,603
4.13%, 6/15/29	34,000	33,347
5.25%, 3/1/30	22,000	22,147
3.50%, 9/1/30	68,000	64,153
Healthcare Realty Holdings LP
3.75%, 7/1/27	8,000	7,949
3.10%, 2/15/30	5,000	4,680
2.00%, 3/15/31(b)	11,000	9,563
Healthpeak OP LLC
3.50%, 7/15/29	4,000	3,845
3.00%, 1/15/30	6,000	5,620
Helmerich & Payne, Inc. 4.85%, 12/1/29	4,000	3,978
Hercules Capital, Inc.
2.63%, 9/16/26	5,000	4,994
3.38%, 1/20/27	5,000	4,973
Hershey Co. 1.70%, 6/1/30	41,000	36,599
Hewlett Packard Enterprise Co.
4.40%, 9/25/27	82,000	81,848
4.55%, 10/15/29	13,000	12,831
4.40%, 10/15/30	31,000	30,207

See Notes to Financial Statements.

WisdomTree Trust    199

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2026
Investments	Principal Amount	Value
HF Sinclair Corp. 5.75%, 1/15/31	$12,000	$12,208
Highwoods Realty LP
4.20%, 4/15/29	4,000	3,904
3.05%, 2/15/30	12,000	11,157
Home Depot, Inc.
2.95%, 6/15/29	17,000	16,265
3.95%, 9/15/30	30,000	29,110
1.38%, 3/15/31(b)	19,000	16,317
Honeywell Aerospace, Inc. 4.30%, 3/16/31	21,000	20,419
Honeywell International, Inc. 1.95%, 6/1/30	28,000	25,196
Hormel Foods Corp. 1.80%, 6/11/30(b)	9,000	8,046
Host Hotels & Resorts LP 3.50%, 9/15/30, Series I	30,000	28,092
Howmet Aerospace, Inc. 3.00%, 1/15/29	10,000	9,604
HP, Inc.
4.00%, 4/15/29	13,000	12,706
5.40%, 4/25/30	59,000	59,478
HPS Corporate Lending Fund
5.45%, 1/14/28	36,000	35,970
5.45%, 11/15/30	46,000	44,502
Hubbell, Inc. 3.50%, 2/15/28	35,000	34,450
Humana, Inc.
1.35%, 2/3/27(b)	30,000	29,626
5.75%, 3/1/28	11,000	11,143
4.88%, 4/1/30	16,000	15,851
5.38%, 4/15/31	14,000	14,026
Huntington Bancshares, Inc.
4.44%, 8/4/28, (4.443% fixed rate until 8/4/27; Secured Overnight Financing Rate + 1.97% thereafter)(c)	21,000	20,938
5.27%, 1/15/31, (5.272% fixed rate until 1/15/30; Secured Overnight Financing Rate + 1.276% thereafter)(c)	48,000	48,092
Huntington Ingalls Industries, Inc. 4.20%, 5/1/30	32,000	31,021
Hyatt Hotels Corp.
4.38%, 9/15/28	25,000	24,780
5.75%, 4/23/30	21,000	21,381
IDEX Corp. 3.00%, 5/1/30	47,000	43,822
Illumina, Inc. 4.75%, 12/12/30	9,000	8,859
Indiana Michigan Power Co. 3.85%, 5/15/28	4,000	3,949
Ingersoll Rand, Inc.
5.40%, 8/14/28	5,000	5,061
5.18%, 6/15/29	27,000	27,308
Investments	Principal Amount	Value
Ingredion, Inc. 3.20%, 10/1/26	$14,000	$13,987
Intel Corp.
3.75%, 3/25/27	2,000	1,993
3.75%, 8/5/27	10,000	9,936
1.60%, 8/12/28	15,000	14,131
2.45%, 11/15/29	94,000	86,944
3.90%, 3/25/30	64,000	61,567
Intercontinental Exchange, Inc. 4.35%, 6/15/29	41,000	40,559
International Business Machines Corp.
6.50%, 1/15/28	19,000	19,465
3.50%, 5/15/29	100,000	96,779
Interstate Power & Light Co. 2.30%, 6/1/30	24,000	21,796
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	4,000	3,786
5.45%, 8/15/30	8,000	8,045
IQVIA, Inc. 6.25%, 2/1/29	42,000	43,154
Jabil, Inc.
4.25%, 5/15/27	19,000	18,949
3.00%, 1/15/31	18,000	16,357
Jackson Financial, Inc. 5.17%, 6/8/27	5,000	5,018
Jacobs Engineering Group, Inc. 6.35%, 8/18/28	4,000	4,107
Jacobs Solutions, Inc. 4.75%, 3/3/31	40,000	39,061
JB Hunt Transport Services, Inc. 4.90%, 3/15/30	9,000	8,960
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 3.00%, 2/2/29	18,000	17,223
Jefferies Financial Group, Inc.
4.15%, 1/23/30	55,000	52,838
5.13%, 4/28/31	13,000	12,727
JM Smucker Co. 2.38%, 3/15/30	15,000	13,758
John Deere Capital Corp.
3.45%, 3/7/29	5,000	4,864
2.80%, 7/18/29	2,000	1,900
1.45%, 1/15/31	61,000	52,844
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 5.50%, 4/19/29	40,000	40,635
JPMorgan Chase & Co.
1.47%, 9/22/27, (1.47% fixed rate until 9/22/26; Secured Overnight Financing Rate + 0.765% thereafter)(c)	75,000	74,882
3.63%, 12/1/27	25,000	24,739

See Notes to Financial Statements.

200    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2026
Investments	Principal Amount	Value
2.95%, 2/24/28, (2.947% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.17% thereafter)(c)	$3,000	$2,978
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(c)	55,000	54,140
4.92%, 1/24/29, (4.915% fixed rate until 1/24/28; Secured Overnight Financing Rate + 0.80% thereafter)(c)	88,000	88,355
2.07%, 6/1/29, (2.069% fixed rate until 6/1/28; Secured Overnight Financing Rate + 1.015% thereafter)(c)	45,000	42,971
4.60%, 10/22/30, (4.603% fixed rate until 10/22/29; Secured Overnight Financing Rate + 1.04% thereafter)(c)	43,000	42,540
1.76%, 11/19/31, (1.764% fixed rate until 11/19/30; 3-month Secured Overnight Financing Rate + 1.105% thereafter)(c)	70,000	61,172
4.35%, 1/22/32, (4.347% fixed rate until 1/22/31; Secured Overnight Financing Rate + 0.84% thereafter)(c)	47,000	45,515
1.95%, 2/4/32, (1.953% fixed rate until 2/4/31; Secured Overnight Financing Rate + 1.065% thereafter)(c)	71,000	62,082
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; 3-month Secured Overnight Financing Rate + 1.25% thereafter)(c)	86,000	76,813
Juniper Networks, Inc. 2.00%, 12/10/30	10,000	8,752
Kellanova 7.45%, 4/1/31, Series B	12,000	13,171
Kenvue, Inc. 5.00%, 3/22/30	4,000	4,015
Keurig Dr. Pepper, Inc.
5.10%, 3/15/27	20,000	20,061
3.95%, 4/15/29	78,000	76,134
3.20%, 5/1/30	7,000	6,540
KeyCorp
2.55%, 10/1/29	60,000	55,883
5.12%, 4/4/31, (5.121% fixed rate until 4/4/30; Secured Overnight Financing Index + 1.227% thereafter)(c)	6,000	5,994
Keysight Technologies, Inc.
4.60%, 4/6/27	23,000	23,013
5.35%, 7/30/30	11,000	11,113
Kilroy Realty LP 3.05%, 2/15/30	45,000	41,360
Kimberly-Clark Corp. 3.20%, 4/25/29	10,000	9,622
Kinder Morgan, Inc. 2.00%, 2/15/31	44,000	38,666
Kraft Heinz Foods Co.
3.88%, 5/15/27	6,000	5,978
4.63%, 1/30/29	4,000	3,990
4.25%, 3/1/31	11,000	10,627
Investments	Principal Amount	Value
Kroger Co.
2.65%, 10/15/26	$32,000	$31,940
1.70%, 1/15/31(b)	13,000	11,318
L3Harris Technologies, Inc.
5.40%, 1/15/27	45,000	45,169
5.05%, 6/1/29	12,000	12,065
1.80%, 1/15/31(b)	11,000	9,631
Laboratory Corp. of America Holdings
2.95%, 12/1/29	6,000	5,643
4.35%, 4/1/30	24,000	23,493
Lam Research Corp. 4.00%, 3/15/29	49,000	48,148
Las Vegas Sands Corp.
5.90%, 6/1/27	13,000	13,104
5.63%, 6/15/28	100,000	100,899
3.90%, 8/8/29	18,000	17,352
6.00%, 6/14/30	10,000	10,191
Lazard Group LLC 4.38%, 3/11/29	44,000	43,371
Lear Corp. 4.25%, 5/15/29	11,000	10,776
Leidos, Inc.
4.38%, 5/15/30	10,000	9,740
2.30%, 2/15/31	16,000	14,132
Lennar Corp.
4.75%, 11/29/27	13,000	13,007
5.20%, 7/30/30	19,000	19,052
Lennox International, Inc. 5.50%, 9/15/28	30,000	30,379
Lincoln National Corp. 3.40%, 1/15/31	14,000	13,010
Linde, Inc. 1.10%, 8/10/30	20,000	17,401
LKQ Corp. 5.75%, 6/15/28	6,000	6,069
Lockheed Martin Corp.
4.50%, 2/15/29	10,000	9,969
1.85%, 6/15/30	8,000	7,177
Lowe’s Cos., Inc.
3.65%, 4/5/29	33,000	32,086
1.70%, 10/15/30	148,000	129,894
LPL Holdings, Inc.
6.75%, 11/17/28	5,000	5,177
5.15%, 6/15/30	35,000	34,804
LYB International Finance III LLC 2.25%, 10/1/30	15,000	13,379
M&T Bank Corp.
4.83%, 1/16/29, (4.833% fixed rate until 1/16/28; Secured Overnight Financing Rate + 0.93% thereafter)(c)	11,000	11,011
7.41%, 10/30/29, (7.413% fixed rate until 10/30/28; Secured Overnight Financing Rate + 2.80% thereafter)(c)	2,000	2,100

See Notes to Financial Statements.

WisdomTree Trust    201

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2026
Investments	Principal Amount	Value
5.18%, 7/8/31, (5.179% fixed rate until 7/8/30; Secured Overnight Financing Rate + 1.40% thereafter)(b)(c)	$25,000	$24,977
6.08%, 3/13/32, (6.082% fixed rate until 3/13/31; Secured Overnight Financing Rate + 2.26% thereafter)(c)	53,000	54,618
Main Street Capital Corp. 6.95%, 3/1/29	13,000	13,345
Marathon Petroleum Corp.
5.13%, 12/15/26	21,000	21,016
3.80%, 4/1/28	12,000	11,838
5.15%, 3/1/30	13,000	13,084
Markel Group, Inc. 3.35%, 9/17/29	3,000	2,861
Marriott International, Inc.
5.00%, 10/15/27	62,000	62,250
4.90%, 4/15/29	19,000	19,028
4.63%, 6/15/30, Series FF	26,000	25,651
2.85%, 4/15/31, Series HH	11,000	9,988
Marsh & McLennan Cos., Inc.
4.38%, 3/15/29	23,000	22,762
2.25%, 11/15/30	9,000	8,072
Martin Marietta Materials, Inc.
3.50%, 12/15/27	3,000	2,958
2.50%, 3/15/30, Series CB	9,000	8,273
Marvell Technology, Inc.
5.75%, 2/15/29(b)	8,000	8,149
4.75%, 7/15/30	12,000	11,823
Masco Corp. 2.00%, 10/1/30	9,000	7,965
MasTec, Inc. 5.90%, 6/15/29	31,000	31,615
Mastercard, Inc.
2.95%, 6/1/29	54,000	51,750
1.90%, 3/15/31	10,000	8,816
Mattel, Inc. 5.00%, 11/17/30	8,000	7,907
McCormick & Co., Inc.
2.50%, 4/15/30	10,000	9,181
1.85%, 2/15/31	9,000	7,862
McDonald’s Corp.
4.80%, 8/14/28	40,000	40,134
5.00%, 5/17/29	43,000	43,328
McKesson Corp. 4.65%, 5/30/30	10,000	9,919
Merck & Co., Inc. 3.40%, 3/7/29	60,000	58,323
MetLife, Inc. 4.55%, 3/23/30	9,000	8,919
Microchip Technology, Inc.
5.05%, 3/15/29	7,000	7,022
5.05%, 2/15/30	24,000	23,893
Investments	Principal Amount	Value
Mid-America Apartments LP 3.95%, 3/15/29	$5,000	$4,897
Mississippi Power Co. 3.95%, 3/30/28	5,000	4,949
Mohawk Industries, Inc.
5.85%, 9/18/28	4,000	4,079
3.63%, 5/15/30	8,000	7,618
Mondelez International, Inc. 4.75%, 2/20/29	42,000	42,003
Morgan Stanley
2.48%, 1/21/28, (2.475% fixed rate until 1/21/27; Secured Overnight Financing Rate + 1.00% thereafter)(c)	55,000	54,576
3.59%, 7/22/28(c)	70,000	69,305
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(c)	47,000	46,413
2.70%, 1/22/31, (2.699% fixed rate until 1/22/30; Secured Overnight Financing Rate + 1.143% thereafter)(c)	103,000	95,236
4.36%, 10/22/31, Series I, (4.356% fixed rate until 10/22/30; Secured Overnight Financing Rate + 1.074% thereafter)(c)	36,000	34,831
1.79%, 2/13/32, (1.794% fixed rate until 2/13/31; Secured Overnight Financing Rate + 1.034% thereafter)(c)	161,000	138,945
1.93%, 4/28/32, (1.928% fixed rate until 4/28/31; Secured Overnight Financing Rate + 1.02% thereafter)(c)	27,000	23,278
Morgan Stanley Direct Lending Fund
4.50%, 2/11/27	5,000	4,993
6.00%, 5/19/30	8,000	7,907
Mosaic Co. 4.60%, 11/15/30	24,000	23,391
Motorola Solutions, Inc.
4.60%, 5/23/29	11,000	10,924
2.30%, 11/15/30	20,000	17,879
2.75%, 5/24/31	14,000	12,591
MPLX LP
4.00%, 3/15/28	26,000	25,706
4.80%, 2/15/29	20,000	19,975
2.65%, 8/15/30	19,000	17,365
4.80%, 2/15/31	38,000	37,426
MSD Investment Corp. 6.13%, 2/5/31(d)	10,000	9,692
Mylan, Inc. 4.55%, 4/15/28	39,000	38,685
Nasdaq, Inc. 5.35%, 6/28/28	56,000	56,636
National Fuel Gas Co. 5.50%, 3/15/30	38,000	38,350
National Rural Utilities Cooperative Finance Corp.
5.60%, 11/13/26	5,000	5,009
4.30%, 12/10/30	21,000	20,460

See Notes to Financial Statements.

202    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2026
Investments	Principal Amount	Value
NetApp, Inc. 2.70%, 6/22/30	$36,000	$32,956
Netflix, Inc. 6.38%, 5/15/29	28,000	29,221
New Mountain Finance Corp. 6.88%, 2/1/29(b)	5,000	5,010
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/27	8,000	7,931
2.75%, 11/1/29	99,000	93,013
5.05%, 3/15/30	10,000	10,031
2.25%, 6/1/30(b)	167,000	151,427
NIKE, Inc.
2.38%, 11/1/26(b)	10,000	9,975
2.85%, 3/27/30(b)	12,000	11,235
NiSource, Inc.
5.25%, 3/30/28	24,000	24,203
2.95%, 9/1/29	32,000	30,269
1.70%, 2/15/31	11,000	9,522
NNN REIT, Inc.
3.60%, 12/15/26	5,000	4,990
2.50%, 4/15/30	9,000	8,252
Nordson Corp. 4.50%, 12/15/29	10,000	9,864
Norfolk Southern Corp.
3.80%, 8/1/28	27,000	26,609
5.05%, 8/1/30	24,000	24,150
Northern Trust Corp. 1.95%, 5/1/30	12,000	10,838
Northrop Grumman Corp.
4.60%, 2/1/29	25,000	24,927
4.65%, 7/15/30	20,000	19,829
NOV, Inc. 3.60%, 12/1/29	32,000	30,710
NSTAR Electric Co.
3.25%, 5/15/29(b)	2,000	1,924
3.95%, 4/1/30	15,000	14,492
Nucor Corp. 2.70%, 6/1/30	9,000	8,330
NVR, Inc. 3.00%, 5/15/30	8,000	7,445
Oaktree Specialty Lending Corp. 7.10%, 2/15/29	5,000	5,079
Oaktree Strategic Credit Fund
6.50%, 7/23/29	5,000	5,059
6.19%, 7/15/30	18,000	17,920
Occidental Petroleum Corp.
6.63%, 9/1/30	40,000	41,944
7.50%, 5/1/31	23,000	25,167
Ohio Power Co. 1.63%, 1/15/31, Series Q	90,000	77,948
Oklahoma Gas & Electric Co. 3.25%, 4/1/30	9,000	8,492
Investments	Principal Amount	Value
Omega Healthcare Investors, Inc.
3.63%, 10/1/29	$7,000	$6,686
5.20%, 7/1/30	49,000	48,679
Omnicom Group, Inc.
4.75%, 3/30/30(b)	7,000	6,928
2.45%, 4/30/30	64,000	58,406
Oncor Electric Delivery Co. LLC
4.65%, 11/1/29	11,000	10,931
4.50%, 3/15/31(d)	36,000	35,158
ONE Gas, Inc. 5.10%, 4/1/29	21,000	21,153
ONEOK, Inc.
5.55%, 11/1/26	40,000	40,048
4.00%, 7/13/27	79,000	78,660
4.35%, 3/15/29	7,000	6,907
3.40%, 9/1/29	4,000	3,831
4.40%, 10/15/29	16,000	15,776
5.80%, 11/1/30	23,000	23,570
Oracle Corp.
2.30%, 3/25/28	72,000	68,913
4.50%, 5/6/28	99,000	97,976
4.20%, 9/27/29	11,000	10,579
2.95%, 4/1/30	38,000	34,432
3.25%, 5/15/30	44,000	40,124
4.45%, 9/26/30	44,000	41,660
2.88%, 3/25/31	100,000	87,613
O’Reilly Automotive, Inc.
5.75%, 11/20/26	18,000	18,032
3.90%, 6/1/29	8,000	7,812
4.20%, 4/1/30	48,000	46,717
Otis Worldwide Corp. 2.57%, 2/15/30	27,000	24,942
Ovintiv, Inc. 8.13%, 9/15/30	8,000	8,811
Owens Corning
3.95%, 8/15/29	6,000	5,851
3.50%, 2/15/30	3,000	2,857
PACCAR Financial Corp. 4.60%, 1/31/29	5,000	5,001
Pacific Gas & Electric Co.
3.30%, 3/15/27	5,000	4,965
3.75%, 7/1/28	73,000	71,483
4.55%, 7/1/30	53,000	51,698
2.50%, 2/1/31	18,000	16,048
PacifiCorp
5.10%, 2/15/29	5,000	5,024
3.50%, 6/15/29	10,000	9,619
2.70%, 9/15/30	37,000	33,729
5.30%, 2/15/31(b)	17,000	17,059
Packaging Corp. of America 3.00%, 12/15/29	9,000	8,489

See Notes to Financial Statements.

WisdomTree Trust    203

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2026
Investments	Principal Amount	Value
Paramount Global
3.38%, 2/15/28	$7,000	$6,846
4.20%, 6/1/29	11,000	10,569
7.88%, 7/30/30	13,000	13,689
4.95%, 1/15/31	12,000	11,201
Parker-Hannifin Corp. 4.50%, 9/15/29	18,000	17,855
PartnerRe Finance B LLC 3.70%, 7/2/29	6,000	5,799
Paychex, Inc. 5.10%, 4/15/30	30,000	30,020
PayPal Holdings, Inc. 2.30%, 6/1/30	66,000	60,255
Pepsico Singapore Financing I Pte. Ltd. 4.55%, 2/16/29	6,000	5,995
PepsiCo, Inc.
2.63%, 3/19/27	10,000	9,918
2.63%, 7/29/29(b)	12,000	11,374
1.63%, 5/1/30	43,000	38,533
1.40%, 2/25/31	13,000	11,225
Pfizer Investment Enterprises Pte. Ltd. 4.45%, 5/19/28	8,000	7,981
Pfizer, Inc.
1.70%, 5/28/30	39,000	34,817
4.20%, 11/15/30(b)	50,000	48,817
PG&E Wildfire Recovery Funding LLC 4.02%, 6/1/31, Series A-1	4,933	4,836
Philip Morris International, Inc.
4.88%, 2/15/28	19,000	19,073
4.88%, 2/13/29	7,000	7,029
4.63%, 11/1/29	5,000	4,974
5.13%, 2/15/30	12,000	12,078
4.38%, 4/30/30	34,000	33,362
1.75%, 11/1/30(b)	67,000	58,969
Phillips 66
3.90%, 3/15/28	3,000	2,975
2.15%, 12/15/30	32,000	28,783
Phillips 66 Co. 3.15%, 12/15/29	6,000	5,708
Piedmont Natural Gas Co., Inc. 2.50%, 3/15/31	13,000	11,653
Piedmont Operating Partnership LP 6.88%, 7/15/29	5,000	5,191
Pilgrim’s Pride Corp. 4.25%, 4/15/31	12,000	11,451
Pinnacle West Capital Corp. 5.15%, 5/15/30	48,000	48,206
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	6,000	5,754
4.70%, 1/15/31	24,000	23,571
Investments	Principal Amount	Value
PNC Financial Services Group, Inc.
5.58%, 6/12/29, (5.582% fixed rate until 6/12/28; Secured Overnight Financing Rate + 1.841% thereafter)(c)	$40,000	$40,590
4.90%, 5/13/31, (4.899% fixed rate until 5/13/30; Secured Overnight Financing Rate + 1.333% thereafter)(c)	52,000	51,712
Polaris, Inc. 5.60%, 3/1/31	10,000	9,910
PPG Industries, Inc.
2.80%, 8/15/29	41,000	38,703
4.38%, 3/15/31	14,000	13,623
Principal Financial Group, Inc. 3.70%, 5/15/29	6,000	5,814
Progressive Corp. 4.00%, 3/1/29	5,000	4,920
Prologis LP
2.88%, 11/15/29	3,000	2,827
2.25%, 4/15/30	44,000	40,150
1.25%, 10/15/30	18,000	15,544
1.63%, 3/15/31	11,000	9,500
Prudential Financial, Inc.
4.50%, 9/15/47, (4.50% fixed rate until 9/15/27; Secured Overnight Financing Rate + 2.38% thereafter)(b)(c)	5,000	4,947
5.70%, 9/15/48, (5.70% fixed rate until 9/15/28; Secured Overnight Financing Rate + 2.665% thereafter)(b)(c)	14,000	14,019
3.70%, 10/1/50, (3.70% fixed rate until 10/1/30; 5-year Constant Maturity Treasury Rate + 3.035% thereafter)(b)(c)	40,000	36,858
Public Service Co. of Colorado 3.70%, 6/15/28	5,000	4,924
Public Service Electric & Gas Co. 3.20%, 5/15/29	26,000	25,058
Public Service Enterprise Group, Inc. 1.60%, 8/15/30	30,000	26,292
Public Storage Operating Co. 1.50%, 11/9/26	32,000	31,848
Puget Energy, Inc. 4.10%, 6/15/30	10,000	9,593
Qorvo, Inc. 4.38%, 10/15/29	4,000	3,847
QUALCOMM, Inc. 2.15%, 5/20/30	20,000	18,167
Quanta Services, Inc. 2.90%, 10/1/30	32,000	29,394
Quest Diagnostics, Inc. 2.95%, 6/30/30(b)	34,000	31,630
Radian Group, Inc. 6.20%, 5/15/29	5,000	5,139

See Notes to Financial Statements.

204    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2026
Investments	Principal Amount	Value
Realty Income Corp.
3.25%, 6/15/29	$22,000	$21,113
3.40%, 1/15/30	6,000	5,710
3.25%, 1/15/31	12,000	11,169
Regal Rexnord Corp. 6.30%, 2/15/30	10,000	10,311
Regency Centers LP 2.95%, 9/15/29	5,000	4,729
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/30	29,000	25,516
Regions Financial Corp. 5.72%, 6/6/30, (5.722% fixed rate until 6/6/29; Secured Overnight Financing Rate + 1.49% thereafter)(c)	9,000	9,153
Reinsurance Group of America, Inc. 3.90%, 5/15/29	53,000	51,561
Republic Services, Inc.
4.75%, 7/15/30	17,000	16,927
1.45%, 2/15/31	10,000	8,614
Revvity, Inc.
3.30%, 9/15/29	9,000	8,559
2.55%, 3/15/31	9,000	8,056
Rexford Industrial Realty LP 2.13%, 12/1/30	7,000	6,158
Roper Technologies, Inc.
3.80%, 12/15/26	19,000	18,972
2.95%, 9/15/29	3,000	2,835
2.00%, 6/30/30	48,000	42,779
Royalty Pharma PLC 2.20%, 9/2/30	71,000	63,739
RTX Corp.
3.50%, 3/15/27	56,000	55,790
4.13%, 11/16/28	41,000	40,509
2.25%, 7/1/30	11,000	9,991
6.00%, 3/15/31	11,000	11,455
Ryder System, Inc.
5.50%, 6/1/29	37,000	37,589
4.95%, 9/1/29	8,000	8,017
4.90%, 12/1/29	7,000	7,006
5.00%, 3/15/30	5,000	5,004
S&P Global, Inc.
4.75%, 8/1/28	26,000	26,076
2.95%, 3/1/29	13,000	12,464
Sabine Pass Liquefaction LLC 4.50%, 5/15/30	31,000	30,486
Santander Holdings USA, Inc.
2.49%, 1/6/28, (2.49% fixed rate until 1/6/27; Secured Overnight Financing Rate + 1.249% thereafter)(b)(c)	10,000	9,918
6.50%, 3/9/29, (6.499% fixed rate until 3/9/28; Secured Overnight Financing Rate + 2.356% thereafter)(c)	9,000	9,194
Investments	Principal Amount	Value
5.47%, 3/20/29, (5.473% fixed rate until 3/20/28; Secured Overnight Financing Rate + 1.61% thereafter)(c)	$79,000	$79,514
6.17%, 1/9/30, (6.174% fixed rate until 1/9/29; Secured Overnight Financing Rate + 2.50% thereafter)(c)	6,000	6,133
5.35%, 9/6/30, (5.353% fixed rate until 9/6/29; Secured Overnight Financing Rate + 1.94% thereafter)(c)	24,000	24,045
5.74%, 3/20/31, (5.741% fixed rate until 3/20/30; Secured Overnight Financing Rate + 1.878% thereafter)(b)(c)	32,000	32,425
Schlumberger Holdings Corp. 4.50%, 5/15/28(d)	12,000	11,968
Sempra
3.40%, 2/1/28	60,000	58,899
3.70%, 4/1/29	8,000	7,764
4.13%, 4/1/52, (4.125% fixed rate until 4/1/27; 5-year Constant Maturity Treasury Rate + 2.868% thereafter)(c)	57,000	56,615
6.63%, 4/1/55, (6.625% fixed rate until 4/1/30; 5-year Constant Maturity Treasury Rate + 2.354% thereafter)(b)(c)	7,000	7,025
ServiceNow, Inc. 1.40%, 9/1/30	14,000	12,193
Sherwin-Williams Co.
2.95%, 8/15/29	11,000	10,422
2.30%, 5/15/30	7,000	6,367
4.50%, 8/15/30	15,000	14,743
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/26	53,000	52,978
Simon Property Group LP
3.25%, 11/30/26	31,000	30,939
4.38%, 10/1/30	18,000	17,650
2.20%, 2/1/31	18,000	16,035
Sixth Street Lending Partners
6.50%, 3/11/29	9,000	9,133
6.13%, 7/15/30	27,000	26,996
Sixth Street Specialty Lending, Inc. 5.63%, 8/15/30(b)	9,000	8,910
Solventum Corp.
5.45%, 2/25/27	6,000	6,030
5.40%, 3/1/29(b)	3,000	3,034
5.45%, 3/13/31	14,000	14,150
Sonoco Products Co. 3.13%, 5/1/30	17,000	15,836
Southern California Edison Co.
4.88%, 2/1/27	5,000	5,008
3.65%, 3/1/28, Series B	5,000	4,911
5.30%, 3/1/28	5,000	5,030
4.20%, 3/1/29, Series A	37,000	36,260
2.25%, 6/1/30	3,000	2,698

See Notes to Financial Statements.

WisdomTree Trust    205

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2026
Investments	Principal Amount	Value
Southern Co.
5.50%, 3/15/29	$43,000	$43,692
3.70%, 4/30/30, Series A	40,000	38,306
Southern Co. Gas Capital Corp. 1.75%, 1/15/31, Series 20-A	16,000	13,973
Southwest Airlines Co.
5.13%, 6/15/27	32,000	32,138
2.63%, 2/10/30	31,000	28,488
Southwest Gas Corp.
5.45%, 3/23/28	32,000	32,315
3.70%, 4/1/28	19,000	18,696
Spectra Energy Partners LP 3.38%, 10/15/26	64,000	63,934
Sprint Capital Corp. 6.88%, 11/15/28	58,000	60,455
Stanley Black & Decker, Inc. 4.25%, 11/15/28	16,000	15,829
Starbucks Corp.
4.85%, 2/8/27	19,000	19,043
4.50%, 5/15/28	42,000	41,891
3.55%, 8/15/29	3,000	2,901
2.25%, 3/12/30	40,000	36,531
State Street Corp. 3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(c)	8,000	7,497
Steel Dynamics, Inc. 3.45%, 4/15/30	28,000	26,550
Store Capital LLC 2.75%, 11/18/30	14,000	12,544
Stryker Corp.
4.25%, 9/11/29	27,000	26,583
4.85%, 2/10/30	4,000	3,993
1.95%, 6/15/30	17,000	15,266
Sumisho Air Lease Corp.
5.10%, 3/1/29	12,000	12,020
3.25%, 10/1/29	22,000	20,858
3.00%, 2/1/30	14,000	13,037
4.85%, 3/24/31(d)	81,000	79,306
Sun Communities Operating LP 2.30%, 11/1/28	4,000	3,790
Sutter Health 3.70%, 8/15/28, Series 2018	16,000	15,733
Synchrony Financial 5.45%, 3/6/31, (5.45% fixed rate until 3/6/30; Secured Overnight Financing Rate + 1.68% thereafter)(c)	46,000	45,864
Synopsys, Inc. 4.85%, 4/1/30(b)	35,000	34,797
Sysco Corp.
5.75%, 1/17/29	17,000	17,328
5.95%, 4/1/30	20,000	20,506
Investments	Principal Amount	Value
Take-Two Interactive Software, Inc. 5.40%, 6/12/29	$23,000	$23,276
Tampa Electric Co. 4.90%, 3/1/29	18,000	18,022
Tanger Properties LP 3.88%, 7/15/27	6,000	5,962
Tapestry, Inc. 5.10%, 3/11/30	11,000	10,992
Targa Resources Corp.
4.90%, 9/15/30	29,000	28,784
4.35%, 4/15/31	11,000	10,651
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00%, 1/15/28(b)	83,000	82,972
Target Corp. 2.65%, 9/15/30	17,000	15,628
TD SYNNEX Corp. 2.38%, 8/9/28	4,000	3,802
Teledyne FLIR LLC 2.50%, 8/1/30	31,000	28,126
Teledyne Technologies, Inc. 2.75%, 4/1/31	28,000	25,288
Texas Instruments, Inc. 1.75%, 5/4/30	23,000	20,620
Textron, Inc.
3.90%, 9/17/29	4,000	3,878
3.00%, 6/1/30	11,000	10,255
Thermo Fisher Scientific, Inc.
1.75%, 10/15/28	5,000	4,711
4.98%, 8/10/30	10,000	10,040
4.20%, 3/1/31	18,000	17,468
TJX Cos., Inc. 1.60%, 5/15/31	40,000	34,512
T-Mobile USA, Inc.
2.40%, 3/15/29	44,000	41,462
4.20%, 10/1/29	12,000	11,778
3.88%, 4/15/30	152,000	146,164
2.55%, 2/15/31	35,000	31,422
Toll Brothers Finance Corp.
4.88%, 3/15/27	22,000	22,023
3.80%, 11/1/29	3,000	2,889
Toyota Motor Credit Corp.
3.65%, 1/8/29	29,000	28,382
1.65%, 1/10/31	36,000	31,417
Tractor Supply Co. 1.75%, 11/1/30	8,000	6,990
Transcontinental Gas Pipe Line Co. LLC 4.00%, 3/15/28	54,000	53,514
Truist Financial Corp.
4.87%, 1/26/29, (4.873% fixed rate until 1/26/28; Secured Overnight Financing Rate + 1.435% thereafter)(c)	10,000	10,012

See Notes to Financial Statements.

206    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2026
Investments	Principal Amount	Value
1.89%, 6/7/29, (1.887% fixed rate until 6/7/28; Secured Overnight Financing Rate + 0.862% thereafter)(c)	$10,000	$9,496
7.16%, 10/30/29, (7.161% fixed rate until 10/30/28; Secured Overnight Financing Rate + 2.446% thereafter)(c)	15,000	15,677
5.44%, 1/24/30, (5.435% fixed rate until 1/24/29; Secured Overnight Financing Rate + 1.62% thereafter)(c)	10,000	10,106
5.07%, 5/20/31, (5.071% fixed rate until 5/20/30; Secured Overnight Financing Rate + 1.309% thereafter)(c)	11,000	10,974
4.60%, 1/27/32, (4.597% fixed rate until 1/27/31; Secured Overnight Financing Rate + 0.965% thereafter)(c)	9,000	8,765
4.68%, 4/23/32, Series I, (4.68% fixed rate until 4/23/31; Secured Overnight Financing Rate + 1.087% thereafter)(c)	18,000	17,555
Tyson Foods, Inc. 4.35%, 3/1/29	8,000	7,910
U.S. Bancorp
3.15%, 4/27/27, Series X	2,000	1,987
6.79%, 10/26/27, (6.787% fixed rate until 10/26/26; Secured Overnight Financing Rate + 1.88% thereafter)(c)	2,000	2,007
2.22%, 1/27/28, (2.215% fixed rate until 1/27/27; Secured Overnight Financing Rate + 0.73% thereafter)(c)	10,000	9,908
4.65%, 2/1/29, (4.653% fixed rate until 2/1/28; Secured Overnight Financing Rate + 1.23% thereafter)(c)	15,000	14,986
5.78%, 6/12/29, (5.775% fixed rate until 6/12/28; Secured Overnight Financing Rate + 2.02% thereafter)(c)	21,000	21,364
3.00%, 7/30/29	16,000	15,210
5.38%, 1/23/30, (5.384% fixed rate until 1/23/29; Secured Overnight Financing Rate + 1.56% thereafter)(c)	10,000	10,115
1.38%, 7/22/30	15,000	13,123
5.10%, 7/23/30, (5.10% fixed rate until 7/23/29; Secured Overnight Financing Rate + 1.25% thereafter)(c)	6,000	6,032
4.48%, 1/26/32, (4.481% fixed rate until 1/26/31; Secured Overnight Financing Rate + 0.867% thereafter)(c)	11,000	10,712
Uber Technologies, Inc. 4.30%, 1/15/30	55,000	53,934
UDR, Inc.
4.40%, 1/26/29	5,000	4,947
3.20%, 1/15/30	13,000	12,268
Union Electric Co. 3.50%, 3/15/29	5,000	4,853
Union Pacific Corp. 3.70%, 3/1/29	56,000	54,770
Investments	Principal Amount	Value
United Parcel Service, Inc. 4.65%, 10/15/30	$18,000	$17,910
UnitedHealth Group, Inc.
4.80%, 1/15/30	14,000	13,984
5.30%, 2/15/30	14,000	14,186
4.65%, 1/15/31	26,000	25,695
2.30%, 5/15/31	63,000	55,899
Universal Health Services, Inc.
1.65%, 9/1/26	10,000	10,000
2.65%, 10/15/30	23,000	20,670
Valero Energy Corp.
2.15%, 9/15/27	26,000	25,395
5.15%, 2/15/30	11,000	11,072
Ventas Realty LP
3.25%, 10/15/26	5,000	4,995
4.40%, 1/15/29	6,000	5,942
3.00%, 1/15/30	34,000	31,857
Veralto Corp. 5.35%, 9/18/28	5,000	5,055
Verisk Analytics, Inc. 4.13%, 3/15/29	4,000	3,934
Verizon Communications, Inc.
4.13%, 3/16/27	3,000	2,997
1.68%, 10/30/30	169,000	148,287
4.78%, 2/15/35	18,000	17,005
5.40%, 7/2/37	57,000	55,124
VICI Properties LP
4.75%, 2/15/28	5,000	4,991
4.95%, 2/15/30	44,000	43,413
Virginia Electric & Power Co.
2.95%, 11/15/26, Series B	5,000	4,988
3.50%, 3/15/27, Series A	5,000	4,979
2.88%, 7/15/29, Series A	7,000	6,645
Vistra Operations Co. LLC 5.00%, 4/30/31(d)	15,000	14,715
VMware LLC
1.80%, 8/15/28	7,000	6,626
4.70%, 5/15/30(b)	13,000	12,813
Vontier Corp. 2.40%, 4/1/28	24,000	23,090
Vulcan Materials Co.
3.90%, 4/1/27	5,000	4,989
3.50%, 6/1/30	26,000	24,665
Walt Disney Co.
2.65%, 1/13/31	45,000	41,211
4.00%, 3/14/31	30,000	28,999
Waste Connections, Inc.
3.50%, 5/1/29	4,000	3,876
2.60%, 2/1/30(b)	9,000	8,372
Waste Management, Inc.
3.88%, 1/15/29	65,000	63,851
4.88%, 2/15/29	5,000	5,025
See Notes to Financial Statements.

WisdomTree Trust    207

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2026
Investments	Principal Amount	Value
Webster Financial Corp. 5.78%, 9/11/35, (5.784% fixed rate until 9/11/30; 5-year Constant Maturity Treasury Rate + 2.125% thereafter)(c)	$7,000	$7,011
WEC Energy Group, Inc.
2.20%, 12/15/28	6,000	5,669
1.80%, 10/15/30	12,000	10,608
Wells Fargo & Co.
4.30%, 7/22/27	20,000	19,969
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(c)	1,000	993
4.81%, 7/25/28, (4.808% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.98% thereafter)(c)	6,000	6,010
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(c)	63,000	63,872
6.30%, 10/23/29, (6.303% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.79% thereafter)(c)	50,000	51,455
7.95%, 11/15/29, Series B	14,000	15,184
5.20%, 1/23/30, (5.198% fixed rate until 1/23/29; Secured Overnight Financing Rate + 1.50% thereafter)(c)	25,000	25,169
2.88%, 10/30/30, (2.879% fixed rate until 10/30/29; 3-month Secured Overnight Financing Rate + 1.432% thereafter)(c)	9,000	8,446
2.57%, 2/11/31, (2.572% fixed rate until 2/11/30; 3-month Secured Overnight Financing Rate + 1.262% thereafter)(c)	68,000	62,672
4.84%, 5/20/32, (4.844% fixed rate until 5/20/31; Secured Overnight Financing Rate + 0.97% thereafter)(c)	40,000	39,389
Welltower OP LLC
2.70%, 2/15/27	5,000	4,966
2.05%, 1/15/29	5,000	4,702
3.10%, 1/15/30	16,000	15,100
Western Alliance Bancorp 5.92%, 6/15/31, (5.92% fixed rate until; 3-month Secured Overnight Financing Rate + 2.25% thereafter)(c)	29,000	28,309
Western Midstream Operating LP 4.05%, 2/1/30	43,000	41,489
Westinghouse Air Brake Technologies Corp. 4.90%, 5/29/30	15,000	14,936
WestRock MWV LLC 7.95%, 2/15/31	24,000	26,556
Weyerhaeuser Co. 4.00%, 4/15/30	30,000	28,981
Williams Cos., Inc.
4.80%, 11/15/29	14,000	13,971
4.63%, 6/30/30	56,000	55,152
Investments	Principal Amount	Value
Willis North America, Inc.
2.95%, 9/15/29	$3,000	$2,825
4.55%, 3/15/31	19,000	18,449
Wisconsin Electric Power Co. 5.00%, 5/15/29	16,000	16,098
Workday, Inc. 3.70%, 4/1/29	14,000	13,566
WP Carey, Inc. 4.65%, 7/15/30	8,000	7,867
Xcel Energy, Inc. 4.75%, 3/21/28	54,000	53,992
Xylem, Inc. 1.95%, 1/30/28	39,000	37,569
Zimmer Biomet Holdings, Inc.
4.70%, 2/19/27	13,000	13,030
5.05%, 2/19/30	9,000	9,022
Zoetis, Inc. 2.00%, 5/15/30(b)	23,000	20,703
Total United States		24,270,970
TOTAL CORPORATE BONDS (Cost: $28,583,652)		28,297,787
FOREIGN GOVERNMENT OBLIGATIONS – 1.9%
Indonesia – 0.5%
Indonesia Government International Bonds 4.10%, 4/24/28	210,000	209,178
Mexico – 0.4%
Mexico Government International Bonds 4.50%, 4/22/29	200,000	198,607
Panama – 0.1%
Panama Government International Bonds 8.88%, 9/30/27	58,000	60,541
Philippines – 0.6%
Philippines Government International Bonds 2.46%, 5/5/30	285,000	261,892
Poland – 0.1%
Republic of Poland Government International Bonds
5.50%, 11/16/27	10,000	10,126
4.63%, 3/18/29	31,000	31,125
Total Poland		41,251
Uruguay – 0.2%
Uruguay Government International Bonds 4.38%, 10/27/27	109,841	109,755
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $891,540)		881,224
COMMERCIAL MORTGAGE-BACKED SECURITIES – 10.7%
United States – 10.7%
BANK 3.73%, 11/15/50, Series 2017-BNK8, Class AS	180,000	174,443
BANK5 5.42%, 12/15/57, Series 2024-5YR12, Class A2	300,000	301,799
Barclays Commercial Mortgage Trust 3.58%, 5/15/52, Series 2019-C3, Class A4	300,000	288,860

See Notes to Financial Statements.

208    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2026
Investments	Principal Amount	Value
BBCMS Mortgage Trust 4.31%, 12/15/51, Series 2018-C2, Class A5	$200,000	$196,759
Benchmark Mortgage Trust
3.75%, 3/15/52, Series 2019-B9, Class A4	167,824	164,116
5.93%, 3/15/57, Series 2024-V6, Class A3	142,000	144,395
5.28%, 9/15/57, Series 2024-V10, Class A3	100,000	100,338
Citigroup Commercial Mortgage Trust 3.70%, 10/10/49, Series 2016-P5, Class B^(c)	110,000	101,996
COMM Mortgage Trust 4.71%, 2/10/49, Series 2016-CR28, Class B^(c)	33,551	33,201
CSAIL Commercial Mortgage Trust 3.33%, 6/15/52, Series 2019-C16, Class A3	192,000	183,342
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.30%, 10/25/26, Series K060, Class A2	231,511	230,777
1.47%, 9/25/27, Series K740, Class A2	250,000	242,673
3.29%, 11/25/27, Series K071, Class A2	250,000	246,341
3.85%, 5/25/28, Series K077, Class A2^(c)	200,000	197,542
3.93%, 6/25/28, Series K079, Class A2	300,000	296,266
4.74%, 8/25/28, Series K508, Class A2^(c)	250,000	250,052
4.80%, 9/25/28, Series K507, Class A2^(c)	250,000	250,294
4.86%, 10/25/28, Series K511, Class A2	250,000	250,564
3.77%, 12/25/28, Series K087, Class A2	288,714	283,206
3.30%, 4/25/29, Series K092, Class A2	140,000	135,304
4.28%, 8/25/30, Series K752, Class AM	300,000	294,557
GS Mortgage Securities Trust
2.85%, 10/10/49, Series 2016-GS3, Class A4	12,712	12,588
4.14%, 3/10/51, Series 2018-GS9, Class AS^(c)	237,000	228,352
Morgan Stanley Bank of America Merrill Lynch Trust 3.10%, 11/15/49, Series 2016-C31, Class A5	92,763	92,480
Morgan Stanley Capital I Trust 4.46%, 12/15/50, Series 2017-HR2, Class C^(c)	160,000	154,506
UBS Commercial Mortgage Trust 3.46%, 6/15/50, Series 2017-C1, Class A4	200,000	198,182
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $5,090,132)		5,052,933
Investments	Principal Amount	Value
ASSET-BACKED SECURITIES – 0.1%
United States – 0.1%
First Investors Auto Owner Trust 4.31%, 12/15/28, Series 2025-1A, Class A2(d) (Cost: $70,287)	$70,289	$70,306
	Shares
MUTUAL FUND – 1.3%
United States – 1.3%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%(e) (Cost: $619,729)	619,729	619,729
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%
United States – 1.2%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.63%(e) (Cost: $582,970)	582,970	582,970
TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $47,671,752)		47,207,500
Other Liabilities less Assets – (0.2)%		(102,739)
NET ASSETS – 100.0%		$47,104,761

*     Interest rate shown reflects the yield to maturity at the time of purchase.

^     Variable coupon rate based on weighted average interest rate of underlying mortgage.

(a)     Represents a zero coupon bond. Rate shown reflects the effective yield as of August 31, 2026.

(b)     Security, or portion thereof, was on loan at August 31, 2026 (See Note 2). At August 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,054,623 and the total market value of the collateral held by the Fund was $2,128,048. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,545,078.

(c)     Rate shown reflects the accrual rate as of August 31, 2026 on securities with variable or step rates.

(d)     This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)     Rate shown represents annualized 7-day yield as of August 31, 2026.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value[1]	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	3	12/31/26	$(615,703)	$18
Ultra 10 Year U.S. Treasury Note	2	12/21/26	(218,844)	949
			$(834,547)	$967
Long Exposure
5 Year U.S. Treasury Note	57	12/31/26	$6,025,079	$(22,029)
10 Year U.S. Treasury Note	4	12/21/26	430,625	(1,243)
			$6,455,704	$(23,272)
Total – Net			$5,621,157	$(22,305)

¹  Notional value is derived by multiplying the number of contracts by the applicable contract multiplier or factor and the current futures price.

See Notes to Financial Statements.

WisdomTree Trust    209

Schedule of Investments (concluded) WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (SHAG) August 31, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Agencies	$—	$3,181,112	$—	$3,181,112
U.S. Government Obligations	—	8,521,439	—	8,521,439
Corporate Bonds	—	28,297,787	—	28,297,787
Foreign Government Obligations	—	881,224	—	881,224
Commercial Mortgage-Backed Securities	—	5,052,933	—	5,052,933
Asset-Backed Securities	—	70,306	—	70,306
Mutual Fund	—	619,729	—	619,729
Investment of Cash Collateral for Securities Loaned	—	582,970	—	582,970
Total Investments in Securities	$—	$47,207,500	$—	$47,207,500
Financial Derivative Instruments
Futures Contracts[1]	$967	$—	$—	$967
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(23,272)	$—	$—	$(23,272)
Total – Net	$(22,305)	$47,207,500	$—	$47,185,195

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

210    WisdomTree Trust

Schedule of Investments WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) August 31, 2026
Investments	Shares	Value
COMMON STOCKS – 88.3%
Brazil – 0.1%
Broadline Retail – 0.1%
MercadoLibre, Inc.*	127	$245,897
Netherlands – 0.0%
Semiconductors & Semiconductor Equipment – 0.0%
NXP Semiconductors NV	549	123,327
South Korea – 0.1%
Broadline Retail – 0.1%
Coupang, Inc.*	10,618	170,525
Switzerland – 0.0%
Electronic Equipment, Instruments & Components – 0.0%
TE Connectivity PLC	690	141,623
Thailand – 0.0%
Electronic Equipment, Instruments & Components – 0.0%
Fabrinet*	143	59,049
United Kingdom – 0.0%
Energy Equipment & Services – 0.0%
TechnipFMC PLC	1,711	133,715
United States – 88.1%
Aerospace & Defense – 2.0%
Axon Enterprise, Inc.*	453	256,652
Boeing Co.*	3,606	749,255
BWX Technologies, Inc.	429	65,332
Carpenter Technology Corp.	239	113,864
Curtiss-Wright Corp.	163	94,952
FTAI Aviation Ltd.(a)	432	82,123
General Dynamics Corp.	1,622	602,330
General Electric Co.	6,863	2,303,978
HEICO Corp.(a)	835	276,510
Honeywell Aerospace, Inc.*	1,974	312,109
Howmet Aerospace, Inc.	2,649	648,873
L3Harris Technologies, Inc.	1,101	293,141
Lockheed Martin Corp.	1,466	822,763
Northrop Grumman Corp.	900	485,730
Rocket Lab Corp.*(a)	1,788	114,289
RTX Corp.	8,488	1,763,212
TransDigm Group, Inc.	337	394,876
Woodward, Inc.	269	91,412
Total Aerospace & Defense		9,471,401
Air Freight & Logistics – 0.3%
CH Robinson Worldwide, Inc.	502	75,129
Expeditors International of Washington, Inc.	846	160,444
FedEx Corp.	1,461	478,331
United Parcel Service, Inc., Class B	4,998	520,942
Total Air Freight & Logistics		1,234,846
Investments	Shares	Value
Automobile Components – 0.0%
Aptiv PLC*	730	$32,675
Versigent PLC*	353	16,732
Total Automobile Components		49,407
Automobiles – 1.6%
Ford Motor Co.	23,319	325,067
General Motors Co.	7,749	668,894
Rivian Automotive, Inc., Class A*(a)	4,904	78,758
Tesla, Inc.*	18,415	6,775,799
Total Automobiles		7,848,518
Banks – 3.1%
Bank of America Corp.	47,333	2,931,806
Citigroup, Inc.	10,683	1,406,097
Citizens Financial Group, Inc.	2,550	175,619
Fifth Third Bancorp	3,849	206,961
First Citizens BancShares, Inc., Class A	88	190,467
Huntington Bancshares, Inc.	8,564	142,890
JPMorgan Chase & Co.	17,064	6,075,125
KeyCorp	6,225	134,522
M&T Bank Corp.	917	214,523
PNC Financial Services Group, Inc.	2,300	551,149
Regions Financial Corp.	5,093	152,179
Truist Financial Corp.	7,603	376,957
U.S. Bancorp	9,080	559,146
Wells Fargo & Co.	21,329	1,842,612
Total Banks		14,960,053
Beverages – 0.9%
Coca-Cola Co.	26,026	2,307,725
Constellation Brands, Inc., Class A	1,031	134,669
Keurig Dr. Pepper, Inc.	7,793	248,285
Monster Beverage Corp.*	12,491	573,587
PepsiCo, Inc.	8,418	1,181,382
Total Beverages		4,445,648
Biotechnology – 1.5%
AbbVie, Inc.	10,428	2,673,948
Alnylam Pharmaceuticals, Inc.*	723	174,019
Amgen, Inc.	3,212	1,380,775
Biogen, Inc.*	880	190,652
Gilead Sciences, Inc.	7,671	1,122,574
Incyte Corp.*	922	113,609
Insmed, Inc.*	899	109,516
Natera, Inc.*	252	81,134
Regeneron Pharmaceuticals, Inc.	670	535,384
United Therapeutics Corp.*	101	51,548
Vertex Pharmaceuticals, Inc.*	1,466	798,266
Total Biotechnology		7,231,425
Broadline Retail – 3.5%
Amazon.com, Inc.*	64,530	16,762,958
eBay, Inc.	3,040	314,822
Total Broadline Retail		17,077,780

See Notes to Financial Statements.

WisdomTree Trust    211

Schedule of Investments (continued) WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) August 31, 2026
Investments	Shares	Value
Building Products – 0.2%
Carrier Global Corp.	4,907	$285,685
Johnson Controls International PLC	1,529	211,369
Lennox International, Inc.	186	71,171
Trane Technologies PLC	559	248,420
Total Building Products		816,645
Capital Markets – 2.9%
Ameriprise Financial, Inc.	587	324,676
Ares Management Corp., Class A	1,167	167,079
Bank of New York Mellon Corp.	4,594	740,920
Blackrock, Inc.	862	996,136
Blackstone, Inc.	6,936	993,513
Carlyle Group, Inc.	2,016	97,554
Cboe Global Markets, Inc.	245	73,549
Charles Schwab Corp.	10,257	1,126,424
CME Group, Inc.	2,239	639,235
Coinbase Global, Inc., Class A*	1,378	259,229
Goldman Sachs Group, Inc.	1,857	1,905,096
Interactive Brokers Group, Inc., Class A	936	91,064
Intercontinental Exchange, Inc.	3,363	540,434
KKR & Co., Inc.	5,299	581,406
LPL Financial Holdings, Inc.	457	169,152
Moody’s Corp.	1,069	539,460
Morgan Stanley	9,390	2,003,075
MSCI, Inc.	485	276,760
Nasdaq, Inc.	3,442	339,416
Northern Trust Corp.	1,195	221,744
Raymond James Financial, Inc.	1,214	216,298
Robinhood Markets, Inc., Class A*	1,570	164,552
S&P Global, Inc.	1,859	810,227
State Street Corp.	1,727	330,513
T Rowe Price Group, Inc.	1,355	150,784
Total Capital Markets		13,758,296
Chemicals – 0.6%
Air Products & Chemicals, Inc.	1,359	420,556
Corteva, Inc.	4,273	361,624
Dow, Inc.	4,175	127,421
Ecolab, Inc.	1,803	510,610
International Flavors & Fragrances, Inc.	1,594	137,610
Linde PLC	1,163	569,381
LyondellBasell Industries NV, Class A	885	57,596
PPG Industries, Inc.	1,393	156,253
Sherwin-Williams Co.	1,586	537,353
Total Chemicals		2,878,404
Commercial Services & Supplies – 0.4%
Cintas Corp.	2,595	523,645
Copart, Inc.*	5,832	192,398
Republic Services, Inc.	1,886	416,655
Rollins, Inc.	2,978	107,416
Veralto Corp.	1,551	152,882
Investments	Shares	Value
Waste Connections, Inc.	574	$94,894
Waste Management, Inc.	2,445	535,259
Total Commercial Services & Supplies		2,023,149
Communications Equipment – 1.1%
Arista Networks, Inc.*	7,773	1,521,098
Ciena Corp.*	619	236,953
Cisco Systems, Inc.	24,711	2,730,319
Lumentum Holdings, Inc.*	299	273,513
Motorola Solutions, Inc.	1,029	499,374
Ubiquiti, Inc.	134	79,063
Total Communications Equipment		5,340,320
Construction & Engineering – 0.2%
API Group Corp.*	1,771	69,512
Comfort Systems USA, Inc.	82	126,741
EMCOR Group, Inc.	104	76,392
MasTec, Inc.*	349	83,683
Quanta Services, Inc.	887	538,489
Total Construction & Engineering		894,817
Construction Materials – 0.1%
Amrize Ltd.*	2,209	96,533
CRH PLC	1,571	148,130
Martin Marietta Materials, Inc.	371	192,438
Vulcan Materials Co.	811	218,629
Total Construction Materials		655,730
Consumer Finance – 0.5%
American Express Co.	4,336	1,431,617
Capital One Financial Corp.	3,708	795,403
SoFi Technologies, Inc.*	2,807	50,189
Synchrony Financial	2,371	182,757
Total Consumer Finance		2,459,966
Consumer Staples Distribution & Retail – 1.9%
Casey’s General Stores, Inc.	161	121,106
Costco Wholesale Corp.	2,745	2,590,978
Dollar General Corp.	1,060	134,355
Dollar Tree, Inc.*	803	101,652
Kroger Co.	4,650	267,561
Sysco Corp.	3,106	251,834
Target Corp.	2,667	429,067
U.S. Foods Holding Corp.*	545	57,138
Walmart, Inc.	48,846	5,122,480
Total Consumer Staples Distribution & Retail		9,076,171
Containers & Packaging – 0.1%
Amcor PLC	2,140	98,205
International Paper Co.	1,953	74,077
Packaging Corp. of America	541	126,562
Smurfit Westrock PLC	1,308	61,345
Total Containers & Packaging		360,189
Distributors – 0.0%
Genuine Parts Co.	771	104,602

See Notes to Financial Statements.

212    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) August 31, 2026
Investments	Shares	Value
Diversified Telecommunication Services – 0.7%
AT&T, Inc.	44,515	$1,152,493
Comcast Corp., Class A	25,780	686,264
Verizon Communications, Inc.	24,937	1,247,349
Total Diversified Telecommunication Services		3,086,106
Electric Utilities – 1.0%
Alliant Energy Corp.	1,507	102,446
American Electric Power Co., Inc.	3,267	399,979
Constellation Energy Corp.	2,096	575,918
Duke Energy Corp.	4,723	566,335
Edison International	2,268	122,427
Entergy Corp.	2,593	275,662
Evergy, Inc.	1,038	84,099
Eversource Energy	2,100	147,294
Exelon Corp.	6,105	266,911
FirstEnergy Corp.	3,389	155,419
NextEra Energy, Inc.	12,659	1,042,342
NRG Energy, Inc.	388	42,726
PG&E Corp.	12,705	168,595
PPL Corp.	4,766	162,664
Southern Co.	6,760	594,880
Xcel Energy, Inc.	3,460	261,887
Total Electric Utilities		4,969,584
Electrical Equipment – 0.8%
AMETEK, Inc.	1,365	321,007
Bloom Energy Corp., Class A*	929	191,653
Eaton Corp. PLC	898	360,888
Emerson Electric Co.	3,312	504,881
GE Vernova, Inc.	1,621	1,456,517
Hubbell, Inc.	308	139,524
nVent Electric PLC	693	104,470
Rockwell Automation, Inc.	662	280,973
Vertiv Holdings Co., Class A	2,252	582,637
Total Electrical Equipment		3,942,550
Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp., Class A	7,318	1,160,269
CDW Corp.	758	114,898
Coherent Corp.*	613	170,310
Corning, Inc.	5,078	755,251
Flex Ltd.*	1,603	175,128
Jabil, Inc.	463	141,335
Keysight Technologies, Inc.*	1,006	324,636
Teledyne Technologies, Inc.*	260	159,367
Total Electronic Equipment, Instruments & Components		3,001,194
Energy Equipment & Services – 0.2%
Baker Hughes Co.	6,047	384,287
Halliburton Co.	4,873	179,570
SLB Ltd.	3,289	197,669
Total Energy Equipment & Services		761,526
Investments	Shares	Value
Entertainment – 0.9%
Liberty Media Corp.-Liberty Formula One, Class C*	1,517	$151,624
Live Nation Entertainment, Inc.*	1,299	233,677
Netflix, Inc.*	30,788	2,495,368
ROBLOX Corp., Class A*	3,694	152,525
Take-Two Interactive Software, Inc.*	1,029	226,071
TKO Group Holdings, Inc.	341	62,270
Walt Disney Co.	11,363	1,222,091
Total Entertainment		4,543,626
Financial Services – 3.5%
Affirm Holdings, Inc.*	619	46,085
Apollo Global Management, Inc.	4,825	658,999
Berkshire Hathaway, Inc., Class B*	13,459	6,783,740
Block, Inc.*	3,754	307,903
Corpay, Inc.*	404	163,337
Fidelity National Information Services, Inc.	3,424	139,597
Fiserv, Inc.*	3,443	183,546
Global Payments, Inc.	1,569	142,857
Mastercard, Inc., Class A	5,813	3,425,659
PayPal Holdings, Inc.	6,256	329,472
Rocket Cos., Inc., Class A*(a)	4,288	57,502
Toast, Inc., Class A*(a)	1,132	38,590
Visa, Inc., Class A	12,449	4,722,777
Total Financial Services		17,000,064
Food Products – 0.3%
Archer-Daniels-Midland Co.	3,265	265,412
Bunge Global SA	915	106,332
General Mills, Inc.	3,468	142,882
Hershey Co.	1,057	186,254
Kraft Heinz Co.	7,303	187,468
McCormick & Co., Inc., Non-Voting Shares	1,547	83,878
Mondelez International, Inc., Class A	8,539	530,016
Tyson Foods, Inc., Class A	1,900	104,766
Total Food Products		1,607,008
Gas Utilities – 0.0%
Atmos Energy Corp.	906	150,514
Ground Transportation – 0.6%
CSX Corp.	11,190	565,207
Fedex Freight Holding Co., Inc.*	777	103,916
JB Hunt Transport Services, Inc.	602	159,813
Old Dominion Freight Line, Inc.	1,154	230,754
Uber Technologies, Inc.*	11,585	876,405
Union Pacific Corp.	3,522	1,058,960
XPO, Inc.*	238	46,169
Total Ground Transportation		3,041,224
Health Care Equipment & Supplies – 1.1%
Abbott Laboratories	10,618	1,171,802
Becton Dickinson & Co.	1,720	323,549
Boston Scientific Corp.*	9,082	438,661

See Notes to Financial Statements.

WisdomTree Trust    213

Schedule of Investments (continued) WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) August 31, 2026
Investments	Shares	Value
Dexcom, Inc.*	2,193	$199,695
Edwards Lifesciences Corp.*	3,619	328,424
GE HealthCare Technologies, Inc.	2,445	174,157
IDEXX Laboratories, Inc.*	444	247,170
Insulet Corp.*	400	59,464
Intuitive Surgical, Inc.*	2,108	794,421
Medtronic PLC	2,944	266,874
ResMed, Inc.	849	203,845
STERIS PLC	215	50,018
Stryker Corp.	2,383	771,615
Zimmer Biomet Holdings, Inc.	1,228	122,849
Total Health Care Equipment & Supplies		5,152,544
Health Care Providers & Services – 1.5%
Cardinal Health, Inc.	1,535	360,142
Cencora, Inc.	1,257	406,765
Centene Corp.*	3,155	202,993
Cigna Group	1,814	500,809
CVS Health Corp.	7,829	735,221
Elevance Health, Inc.	1,358	533,069
HCA Healthcare, Inc.	1,629	675,139
Humana, Inc.	670	256,764
Labcorp Holdings, Inc.	523	173,981
McKesson Corp.	864	764,917
Quest Diagnostics, Inc.	648	155,714
Tenet Healthcare Corp.*	382	101,578
UnitedHealth Group, Inc.	5,406	2,105,151
Total Health Care Providers & Services		6,972,243
Health Care REITs – 0.2%
Ventas, Inc.	2,311	210,694
Welltower, Inc.	3,343	789,750
Total Health Care REITs		1,000,444
Health Care Technology – 0.1%
Veeva Systems, Inc., Class A*	951	271,691
Hotels, Restaurants & Leisure – 1.4%
Airbnb, Inc., Class A*	3,477	637,056
Booking Holdings, Inc.	5,367	1,068,516
Carnival Corp. Ltd.	2,409	57,551
Chipotle Mexican Grill, Inc.*	8,278	314,812
Darden Restaurants, Inc.	702	150,411
DoorDash, Inc., Class A*	2,249	521,183
DraftKings, Inc., Class A*	2,857	69,397
Expedia Group, Inc.	815	258,453
Flutter Entertainment PLC*	413	41,374
Hilton Worldwide Holdings, Inc.	1,613	510,160
Las Vegas Sands Corp.	4,570	200,212
Marriott International, Inc., Class A	1,824	623,370
McDonald’s Corp.	4,105	1,081,832
Royal Caribbean Cruises Ltd.	568	152,644
Starbucks Corp.	7,073	751,506
Yum! Brands, Inc.	1,730	265,226
Total Hotels, Restaurants & Leisure		6,703,703
Investments	Shares	Value
Household Durables – 0.2%
DR Horton, Inc.	1,943	$280,880
Garmin Ltd.	411	116,769
Lennar Corp., Class A	1,650	138,782
NVR, Inc.*	19	119,989
PulteGroup, Inc.	1,341	169,395
Somnigroup International, Inc.	902	58,405
Total Household Durables		884,220
Household Products – 0.6%
Church & Dwight Co., Inc.	1,518	151,466
Colgate-Palmolive Co.	5,059	454,400
Kimberly-Clark Corp.	2,164	233,604
Procter & Gamble Co.	14,786	2,145,744
Total Household Products		2,985,214
Independent Power & Renewable Electricity Producers – 0.1%
Talen Energy Corp.*(a)	212	62,701
Vistra Corp.	2,266	311,280
Total Independent Power & Renewable Electricity Producers		373,981
Industrial Conglomerates – 0.2%
3M Co.	3,315	569,617
DuPont de Nemours, Inc.	787	105,922
Honeywell International, Inc.	1,997	426,419
Total Industrial Conglomerates		1,101,958
Industrial REITs – 0.2%
Prologis, Inc.	5,278	738,498
Insurance – 1.3%
Aflac, Inc.	3,548	411,036
Allstate Corp.	1,658	427,432
American International Group, Inc.	4,262	325,446
Aon PLC, Class A	525	168,798
Arch Capital Group Ltd.*	852	83,556
Arthur J Gallagher & Co.	1,379	361,505
Brown & Brown, Inc.	1,842	132,937
Chubb Ltd.	928	314,221
Cincinnati Financial Corp.	1,019	173,128
F&G Annuities & Life, Inc.	92	2,190
Fidelity National Financial, Inc.	1,555	72,230
Hartford Insurance Group, Inc.	1,847	253,741
Loews Corp.	1,331	144,134
Markel Group, Inc.*	83	149,641
Marsh & McLennan Cos., Inc.	3,134	594,833
MetLife, Inc.	4,502	428,455
Principal Financial Group, Inc.	1,388	152,902
Progressive Corp.	3,734	814,311
Prudential Financial, Inc.	2,200	258,720
Travelers Cos., Inc.	1,446	529,135
Willis Towers Watson PLC	218	73,804
WR Berkley Corp.	2,458	166,062
Total Insurance		6,038,217

See Notes to Financial Statements.

214    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) August 31, 2026
Investments	Shares	Value
Interactive Media & Services – 7.2%
Alphabet, Inc., Class A	75,811	$25,726,463
Meta Platforms, Inc., Class A	15,485	8,862,685
Pinterest, Inc., Class A*	4,033	87,556
Reddit, Inc., Class A*	529	78,192
Total Interactive Media & Services		34,754,896
IT Services – 0.8%
Accenture PLC, Class A	1,403	266,233
Cloudflare, Inc., Class A*	1,948	594,354
Cognizant Technology Solutions Corp., Class A	2,940	189,865
CoreWeave, Inc., Class A*(a)	1,365	115,875
Gartner, Inc.*	442	87,565
GoDaddy, Inc., Class A*	800	78,304
International Business Machines Corp.	5,490	1,283,946
MongoDB, Inc.*	394	178,628
Snowflake, Inc.*	2,292	759,638
Twilio, Inc., Class A*	1,079	254,245
VeriSign, Inc.	573	165,184
Total IT Services		3,973,837
Life Sciences Tools & Services – 0.8%
Agilent Technologies, Inc.	1,721	264,277
Danaher Corp.	4,449	950,128
Illumina, Inc.*	809	172,827
IQVIA Holdings, Inc.*	1,054	275,294
Medpace Holdings, Inc.*	129	76,625
Mettler-Toledo International, Inc.*	129	181,263
Thermo Fisher Scientific, Inc.	2,341	1,444,631
Waters Corp.*	588	243,802
West Pharmaceutical Services, Inc.	426	145,313
Total Life Sciences Tools & Services		3,754,160
Machinery – 1.4%
Caterpillar, Inc.	2,901	2,313,460
Cummins, Inc.	805	454,342
Deere & Co.	1,682	1,101,559
Dover Corp.	805	156,355
Fortive Corp.	2,267	133,390
Illinois Tool Works, Inc.	1,793	493,738
Ingersoll Rand, Inc.	2,432	187,386
Otis Worldwide Corp.	2,359	167,796
PACCAR, Inc.	2,973	369,038
Parker-Hannifin Corp.	757	741,436
Pentair PLC	222	13,422
Snap-on, Inc.	296	114,348
Westinghouse Air Brake Technologies Corp.	1,019	291,363
Xylem, Inc.	1,429	157,347
Total Machinery		6,694,980
Media – 0.1%
AppLovin Corp., Class A*	2,236	697,766
Charter Communications, Inc., Class A*(a)	910	138,720
Fox Corp., Class A	2,786	187,637
Investments	Shares	Value
Paramount Skydance Corp., Class B	5,602	$61,118
Trade Desk, Inc., Class A*	2,409	33,051
Versant Media Group, Inc.	1,200	49,344
Total Media		1,167,636
Metals & Mining – 0.5%
Freeport-McMoRan, Inc.	7,864	595,619
Newmont Corp.	6,817	859,351
Nucor Corp.	1,490	371,964
Royal Gold, Inc.	362	94,652
Steel Dynamics, Inc.	999	232,388
Total Metals & Mining		2,153,974
Multi-Utilities – 0.4%
Ameren Corp.	1,629	172,690
CenterPoint Energy, Inc.(a)	3,857	152,737
CMS Energy Corp.	1,791	121,896
Consolidated Edison, Inc.	2,080	222,602
Dominion Energy, Inc.	5,244	346,156
DTE Energy Co.	1,218	165,197
NiSource, Inc.	1,040	42,557
Public Service Enterprise Group, Inc.	2,940	215,590
Sempra	3,908	319,284
WEC Energy Group, Inc.	1,960	208,093
Total Multi-Utilities		1,966,802
Oil, Gas & Consumable Fuels – 2.9%
Cheniere Energy, Inc.	548	159,846
Chevron Corp.	13,015	2,682,912
ConocoPhillips	7,720	1,022,823
Devon Energy Corp.	7,045	341,753
Diamondback Energy, Inc.	1,081	216,719
EOG Resources, Inc.	3,396	492,284
EQT Corp.	2,500	135,450
Expand Energy Corp.	529	51,927
ExxonMobil Holdings Corp.	27,357	4,403,109
Kinder Morgan, Inc.	13,016	419,636
Marathon Petroleum Corp.	2,252	840,717
Occidental Petroleum Corp.	5,335	321,060
ONEOK, Inc.	3,458	332,003
Phillips 66	2,602	641,601
Targa Resources Corp.	1,339	393,197
Texas Pacific Land Corp.	401	150,110
Valero Energy Corp.	2,040	732,197
Williams Cos., Inc.	7,278	546,214
Total Oil, Gas & Consumable Fuels		13,883,558
Passenger Airlines – 0.1%
Delta Air Lines, Inc.	3,775	294,450
Southwest Airlines Co.	3,015	116,168
United Airlines Holdings, Inc.*	2,006	216,628
Total Passenger Airlines		627,246

See Notes to Financial Statements.

WisdomTree Trust    215

Schedule of Investments (continued) WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) August 31, 2026
Investments	Shares	Value
Personal Care Products – 0.1%
Estee Lauder Cos., Inc., Class A	1,855	$189,766
Kenvue, Inc.	11,377	214,798
Total Personal Care Products		404,564
Pharmaceuticals – 3.1%
Bristol-Myers Squibb Co.	11,403	761,834
Eli Lilly & Co.	6,157	7,121,987
Johnson & Johnson	14,339	3,812,023
Merck & Co., Inc.	14,986	2,214,331
Pfizer, Inc.	34,000	967,640
Zoetis, Inc.	2,685	207,014
Total Pharmaceuticals		15,084,829
Professional Services – 0.4%
Automatic Data Processing, Inc.	2,477	708,818
Broadridge Financial Solutions, Inc.	716	130,584
Equifax, Inc.	685	129,575
Jacobs Solutions, Inc.	709	105,676
Leidos Holdings, Inc.	831	116,515
Mobility Global, Inc.	1,760	35,728
Paychex, Inc.	2,218	282,440
SS&C Technologies Holdings, Inc.	1,482	122,962
TransUnion	397	33,709
Verisk Analytics, Inc.	883	171,108
Total Professional Services		1,837,115
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	1,794	261,583
CoStar Group, Inc.*	2,235	71,677
Zillow Group, Inc., Class C*	547	19,123
Total Real Estate Management & Development		352,383
Residential REITs – 0.1%
Essex Property Trust, Inc.	385	108,940
Invitation Homes, Inc.	3,953	115,191
Mid-America Apartment Communities, Inc.	728	93,803
Sun Communities, Inc.(a)	570	69,209
Vivmark Residential	4,517	294,237
Total Residential REITs		681,380
Retail REITs – 0.1%
Realty Income Corp.	4,121	252,535
Simon Property Group, Inc.	1,882	399,586
Total Retail REITs		652,121
Semiconductors & Semiconductor Equipment – 15.0%
Advanced Micro Devices, Inc.*	10,421	4,905,373
Analog Devices, Inc.	2,899	1,049,844
Applied Materials, Inc.	5,078	2,327,704
Astera Labs, Inc.*	704	209,074
Broadcom, Inc.	27,702	10,259,159
Credo Technology Group Holding Ltd.*	781	176,654
First Solar, Inc.*	600	121,140
Investments	Shares	Value
Intel Corp.*	28,344	$2,537,071
IonQ, Inc.*(a)	1,488	58,493
KLA Corp.	13,012	2,282,955
Lam Research Corp.	7,911	2,385,087
Marvell Technology, Inc.	5,557	1,176,195
Microchip Technology, Inc.	2,721	199,858
Micron Technology, Inc.	6,780	6,500,189
Monolithic Power Systems, Inc.	270	342,298
NVIDIA Corp.	156,362	34,521,602
ON Semiconductor Corp.*	2,324	172,185
Qnity Electronics, Inc.	1,253	149,646
Qualcomm, Inc.	6,485	1,105,563
Teradyne, Inc.	854	298,755
Texas Instruments, Inc.	5,094	1,329,076
Total Semiconductors & Semiconductor Equipment		72,107,921
Software – 8.3%
Adobe, Inc.*	2,625	768,574
Atlassian Corp., Class A*	1,491	289,507
Autodesk, Inc.*	1,283	331,694
Cadence Design Systems, Inc.*	1,593	539,677
Circle Internet Group, Inc.*(a)	830	79,307
Crowdstrike Holdings, Inc., Class A*	6,046	1,396,626
Datadog, Inc., Class A*	2,112	500,629
Fair Isaac Corp.*	144	165,198
Fortinet, Inc.*	4,559	779,270
Gen Digital, Inc.	3,818	118,358
Guidewire Software, Inc.*	214	43,817
HubSpot, Inc.*	296	77,363
Intuit, Inc.	1,583	568,772
Microsoft Corp.	46,429	23,552,967
Oracle Corp.	15,442	2,302,711
Palantir Technologies, Inc., Class A*	14,172	2,641,377
Palo Alto Networks, Inc.*	3,909	1,493,746
PTC, Inc.*	751	116,961
Roper Technologies, Inc.	639	271,345
Salesforce, Inc.	5,558	1,431,407
ServiceNow, Inc.*	6,066	897,707
Strategy, Inc.*(a)	398	52,910
Synopsys, Inc.*	1,094	480,911
Trimble, Inc.*(a)	511	30,629
Tyler Technologies, Inc.*(a)	251	93,427
Unity Software, Inc.*	1,631	68,665
Workday, Inc., Class A*(a)	1,494	294,990
Zoom Communications, Inc., Class A*	1,732	167,450
Zscaler, Inc.*	927	174,633
Total Software		39,730,628

See Notes to Financial Statements.

216    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) August 31, 2026
Investments	Shares	Value
Specialized REITs – 0.6%
American Tower Corp.	2,735	$480,540
Crown Castle, Inc.	2,488	189,436
Digital Realty Trust, Inc.	1,773	329,051
Equinix, Inc.	561	587,210
Extra Space Storage, Inc.	1,245	175,670
Iron Mountain, Inc.	1,798	207,399
Public Storage	1,009	309,753
SBA Communications Corp.	638	121,003
VICI Properties, Inc.	6,014	154,259
Weyerhaeuser Co.	4,170	97,453
Total Specialized REITs		2,651,774
Specialty Retail – 1.1%
AutoZone, Inc.*	103	308,098
Best Buy Co., Inc.	1,241	99,466
Burlington Stores, Inc.*	123	31,950
Carvana Co.*(a)	1,374	100,934
Home Depot, Inc.	5,843	1,915,511
Lowe’s Cos., Inc.	3,253	665,889
O’Reilly Automotive, Inc.*	5,500	488,400
Ross Stores, Inc.	2,003	457,766
TJX Cos., Inc.	6,723	900,277
Tractor Supply Co.	3,105	108,364
Ulta Beauty, Inc.*	249	133,738
Williams-Sonoma, Inc.	729	166,394
Total Specialty Retail		5,376,787
Technology Hardware, Storage & Peripherals – 7.4%
Apple, Inc.	95,088	30,128,633
Dell Technologies, Inc., Class C	4,663	2,126,375
Everpure, Inc., Class A*	789	73,337
Hewlett Packard Enterprise Co.	7,666	400,472
HP, Inc.	5,880	176,518
NetApp, Inc.	1,270	235,318
Sandisk Corp.*	600	940,020
Seagate Technology Holdings PLC	458	379,398
Super Micro Computer, Inc.*(a)	2,990	111,467
Western Digital Corp.	1,902	856,946
Total Technology Hardware, Storage & Peripherals		35,428,484
Textiles, Apparel & Luxury Goods – 0.1%
Lululemon Athletica, Inc.*	137	16,476
NIKE, Inc., Class B	8,550	333,963
Tapestry, Inc.	831	102,537
Total Textiles, Apparel & Luxury Goods		452,976
Investments	Shares	Value
Tobacco – 0.5%
Altria Group, Inc.	11,037	$755,814
Philip Morris International, Inc.	9,998	1,872,625
Total Tobacco		2,628,439
Trading Companies & Distributors – 0.3%
Fastenal Co.	6,652	328,010
Ferguson Enterprises, Inc.	432	96,988
United Rentals, Inc.	408	423,504
WW Grainger, Inc.	293	383,681
Total Trading Companies & Distributors		1,232,183
Water Utilities – 0.0%
American Water Works Co., Inc.(a)	1,208	166,982
Wireless Telecommunication Services – 0.3%
T-Mobile U.S., Inc.	7,314	1,319,738
Total United States		424,098,869
TOTAL COMMON STOCKS (COST: $348,260,189)		424,973,005
MUTUAL FUND – 0.0%
United States – 0.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%(b) (Cost: $163,516)	163,516	163,516
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
United States – 0.0%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.63%(b) (Cost: $19,880)	19,880	19,880
TOTAL INVESTMENTS IN SECURITIES – 88.3% (Cost: $348,443,585)		425,156,401
Other Assets less Liabilities – 11.7%		56,530,392
NET ASSETS – 100.0%		$481,686,793

*     Non-income producing security.

(a)     Security, or portion thereof, was on loan at August 31, 2026 (See Note 2). At August 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,050,217 and the total market value of the collateral held by the Fund was $2,111,060. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,091,180.

(b)     Rate shown represents annualized 7-day yield as of August 31, 2026.
FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value[1]	Unrealized Appreciation
Gold 100 Ounce	967	10/28/26	$430,005,560	$36,634,276

1Notional value is derived by multiplying the number of contracts by the applicable contract multiplier or factor and the current futures price.

See Notes to Financial Statements.

WisdomTree Trust    217

Schedule of Investments (concluded) WisdomTree Efficient Gold Plus Equity Strategy Fund (GDE) (consolidated) August 31, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$424,973,005	$—	$—	$424,973,005
Mutual Fund	—	163,516	—	163,516
Investment of Cash Collateral for Securities Loaned	—	19,880	—	19,880
Total Investments in Securities	$424,973,005	$183,396	$—	$425,156,401
Financial Derivative Instruments
Futures Contracts[1]	$36,634,276	$—	$—	$36,634,276
Total – Net	$461,607,281	$183,396	$—	$461,790,677

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

218    WisdomTree Trust

Schedule of Investments WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (consolidated) August 31, 2026
Investments	Shares	Value
COMMON STOCKS – 91.2%
Australia – 17.1%
Alkane Resources Ltd.*	187,361	$255,117
Anglogold Ashanti PLC	116,945	13,135,262
Catalyst Metals Ltd.*	40,196	187,818
Evolution Mining Ltd.	661,370	7,052,687
Genesis Minerals Ltd.*	64,400	379,372
Greatland Resources Ltd.*	109,403	929,084
Northern Star Resources Ltd.	403,612	6,779,987
OceanaGold Corp.	74,152	2,180,752
Ora Banda Mining Ltd.*	244,522	268,112
Perseus Mining Ltd.	457,207	2,123,220
Ramelius Resources Ltd.	298,783	820,091
Regis Resources Ltd.	279,636	1,663,330
Resolute Mining Ltd.*	292,555	287,234
St. Barbara Ltd.*	222,547	122,806
Vault Minerals Ltd.	162,385	776,210
Westgold Resources Ltd.	153,700	701,650
Total Australia		37,662,732
Brazil – 4.1%
Wheaton Precious Metals Corp.	59,146	8,920,991
Burkina Faso – 1.5%
IAMGOLD Corp.*	163,233	3,338,115
Canada – 38.0%
Agnico Eagle Mines Ltd.	78,622	15,968,915
Alamos Gold, Inc., Class A	136,430	4,994,702
Artemis Gold, Inc.	36,249	1,092,987
B2Gold Corp.	362,013	1,983,831
Barrick Mining Corp.	349,345	15,661,136
Centerra Gold, Inc.	70,504	1,615,240
DPM Metals, Inc.	65,099	2,945,726
Equinox Gold Corp.	94,873	1,220,067
Fortuna Mining Corp.*	54,856	662,007
Franco-Nevada Corp.	30,347	7,981,110
G Mining Ventures Corp.*	36,187	1,363,375
GoGold Resources, Inc.*	92,789	288,481
Integra Resources Corp.*	4,264	12,088
K92 Mining, Inc.*	75,534	1,596,441
Kinross Gold Corp.	346,881	10,642,309
Lundin Gold, Inc.	27,665	1,969,857
OR Royalties, Inc.	53,635	1,982,350
Orezone Gold Corp.*(a)	94,795	183,942
Pan American Silver Corp.	124,797	6,479,460
SSR Mining, Inc.	72,553	2,728,718
Torex Gold Resources, Inc.	29,506	1,441,991
Wesdome Gold Mines Ltd.*	47,399	1,135,825
Total Canada		83,950,558
Investments	Shares	Value
China – 2.2%
Shandong Gold Mining Co. Ltd., Class A	103,500	$583,131
Zhaojin Mining Industry Co. Ltd., Class H	473,500	1,398,882
Zijin Mining Group Co. Ltd., Class A	589,300	2,953,518
Total China		4,935,531
Colombia – 0.3%
Aris Mining Corp.*	33,644	672,492
Ivory Coast – 1.8%
Endeavour Mining PLC	63,066	3,899,602
Kazakhstan – 0.0%
Solidcore Resources PLC*	4,821	52,549
Mexico – 1.3%
Fresnillo PLC	66,284	2,848,810
Peru – 1.2%
Cia de Minas Buenaventura SAA, ADR	78,528	2,693,510
Russia – 0.0%
Petropavlovsk PLC*^	40,769	0
South Africa – 6.2%
Gold Fields Ltd., ADR	218,143	10,115,291
Harmony Gold Mining Co. Ltd., ADR(a)	183,834	3,612,338
Total South Africa		13,727,629
Turkey – 1.3%
Eldorado Gold Corp.	62,604	2,807,163
United States – 16.2%
Coeur Mining, Inc.	204,876	4,257,323
Newmont Corp.	204,334	25,758,344
Royal Gold, Inc.	22,371	5,849,346
Total United States		35,865,013
TOTAL COMMON STOCKS (Cost: $159,593,644)		201,374,695
MUTUAL FUND – 0.4%
United States – 0.4%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%(b) (Cost: $991,273)	991,273	991,273
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
United States – 0.5%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.63%(b) (Cost: $1,021,852)	1,021,852	1,021,852
TOTAL INVESTMENTS IN SECURITIES – 92.1% (Cost: $161,606,769)		203,387,820
Other Assets less Liabilities – 7.9%		17,550,473
NET ASSETS – 100.0%		$220,938,293

See Notes to Financial Statements.

WisdomTree Trust    219

Schedule of Investments (concluded) WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (GDMN) (consolidated) August 31, 2026

*     Non-income producing security.

^     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)     Security, or portion thereof, was on loan at August 31, 2026 (See Note 2). At August 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,613,473 and the total market value of the collateral held by the Fund was $3,847,560. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,825,708.

(b)     Rate shown represents annualized 7-day yield as of August 31, 2026.

CURRENCY ABBREVIATIONS:
CAD	Canadian dollar
USD	United States dollar
OTHER ABBREVIATIONS:
ADR	American Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value[1]	Unrealized Appreciation
Gold 100 Ounce	466	10/28/26	$207,220,880	$11,604,794

1Notional value is derived by multiplying the number of contracts by the applicable contract multiplier or factor and the current futures price.

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	9/1/2026	1,129,623	USD	1,565,500	CAD	$359	$—

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0*	$0
Other	201,374,695	—	—	201,374,695
Mutual Fund	—	991,273	—	991,273
Investment of Cash Collateral for Securities Loaned	—	1,021,852	—	1,021,852
Total Investments in Securities	$201,374,695	$2,013,125	$0	$203,387,820
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$359	$—	$359
Futures Contracts[1]	11,604,794	—	—	11,604,794
Total – Net	$212,979,489	$2,013,484	$0	$214,992,973

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1      Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

220    WisdomTree Trust

Schedule of Investments WisdomTree Efficient Rare Earth Plus Strategic Metals Fund (WDIG) (consolidated) August 31, 2026
Investments	Shares	Value
COMMON STOCKS – 85.6%
Australia – 15.7%
Alurion Resources Ltd.*	3,644	$1,567
Arafura Rare Earths, Ltd.*	219,875	32,303
Brazilian Rare Earths, Ltd.*	6,454	18,547
Chalice Mining, Ltd.*	17,580	16,630
Elevra Lithium, Ltd.*	2,442	14,438
EQ Resources, Ltd.*	245,605	74,806
Glencore PLC	12,945	104,533
IGO Ltd.*	4,121	25,664
Iluka Resources Ltd.	28,154	138,411
IperionX, Ltd., ADR*	1,206	26,375
Larvotto Resources, Ltd.*	32,822	26,580
Liontown, Ltd.*	26,098	22,911
Lynas Rare Earths, Ltd.*	14,904	170,254
Metals X, Ltd.*	19,689	26,950
Meteoric Resources Ltd.*	144,591	21,761
Pilbara Minerals Ltd.*	17,756	68,714
Sandfire Resources, Ltd.*	2,161	35,527
South32 Ltd.	13,714	50,713
Vulcan Energy Resources, Ltd.*	8,309	16,018
WA1 Resources, Ltd.*	2,925	22,870
Total Australia		915,572
Austria – 0.6%
Critical Metals Corp.*	4,782	34,478
Brazil – 2.9%
ERO Copper Corp., Long*	692	25,694
Nexa Resources SA	1,875	25,519
Sigma Lithium Corp.*	1,395	17,633
Wheaton Precious Metals Corp.	667	100,603
Total Brazil		169,449
Canada – 13.0%
5N Plus, Inc.*	4,819	88,642
Almonty Industries, Inc.*	5,166	91,955
Alphamin Resources Corp.	23,288	25,198
Capstone Copper Corp.*	3,280	38,045
Endeavour Silver Corp.*	2,009	21,516
First Majestic Silver Corp., Short	1,656	34,097
Fortuna Mining Corp.*	1,999	24,148
Hudbay Minerals, Inc., Short	1,438	41,213
Lithium Americas Corp., Short*	4,400	13,596
Lithium Argentina AG*	2,257	15,325
Neo Performance Materials, Inc.	3,460	78,320
NGEx Minerals, Ltd.*	1,208	23,710
Nouveau Monde Graphite, Inc.*	12,422	18,260
PMET Resources, Inc.*	3,695	13,274
SSR Mining, Inc., Long	841	31,630
Standard Lithium, Ltd.*	5,158	13,772
Teck Resources, Ltd., Class B	938	63,897
Investments	Shares	Value
TMC the metals Co., Inc., Short*	10,623	$50,672
Trekor Metals Ltd.*	2,400	21,696
Trilogy Metals, Inc., Short*	8,212	29,645
Ucore Rare Metals, Inc.*	9,076	17,284
Total Canada		755,895
Chile – 3.5%
Antofagasta PLC	1,499	82,086
Lundin Mining Corp.	2,025	54,208
Sociedad Quimica y Minera de Chile SA, ADR	822	64,946
Total Chile		201,240
China – 0.3%
Silvercorp Metals, Inc.	1,392	17,317
Democratic Republic of the Congo – 0.7%
Ivanhoe Mines, Ltd., Class A*	4,597	40,157
France – 0.4%
Eramet SA*	428	22,532
Germany – 0.5%
Aurubis AG	148	30,429
Indonesia – 0.5%
Nickel Industries Ltd.*	49,726	30,469
Japan – 4.9%
Furukawa Electric Co. Ltd.	1,820	45,815
JX Advanced Metals Corp.	1,880	44,406
Marubeni Corp.	2,291	70,697
Mitsubishi Materials Corp.	658	23,321
Mitsui Kinzoku Co. Ltd.	170	31,239
Sumitomo Metal Mining Co. Ltd.	751	52,271
UACJ Corp.	1,102	16,161
Total Japan		283,910
Mexico – 6.7%
Fresnillo PLC	1,399	60,127
Grupo Mexico SAB de CV, Series B	9,026	123,807
Industrias Penoles SAB de CV	913	48,451
Southern Copper Corp.	755	157,697
Total Mexico		390,082
Morocco – 0.5%
Aya Gold & Silver, Inc.*	963	26,855
Netherlands – 0.4%
AMG Critical Materials NV	569	21,507
Norway – 0.7%
Norsk Hydro ASA	4,332	43,507
Peru – 0.6%
Cia de Minas Buenaventura SAA, ADR, Long	953	32,688
Poland – 0.8%
KGHM Polska Miedz SA	507	48,578

See Notes to Financial Statements.

WisdomTree Trust    221

Schedule of Investments (continued) WisdomTree Efficient Rare Earth Plus Strategic Metals Fund (WDIG) (consolidated) August 31, 2026
Investments	Shares	Value
South Africa – 4.2%
African Rainbow Minerals Ltd.	1,285	$14,366
Anglo American PLC	1,517	87,803
Impala Platinum Holdings Ltd.	2,567	35,781
Northam Platinum Holdings Ltd.	1,515	27,356
Sibanye Stillwater, Ltd., ADR, Long	2,506	29,696
Valterra Platinum Ltd.	606	51,724
Total South Africa		246,726
South Korea – 1.4%
CosmoAM&T Co. Ltd.*	561	16,991
Ecopro BM Co. Ltd.	258	22,772
Korea Zinc Co. Ltd.	44	41,055
Total South Korea		80,818
Spain – 0.5%
Befesa SA(a)	687	28,848
Sweden – 0.8%
Boliden AB	791	46,575
United States – 24.8%
Albemarle Corp., Short	541	73,019
Alcoa Corp., Short	711	35,514
American Battery Technology Co.*	8,449	22,812
ATI, Inc., Long*	1,238	252,800
Carpenter Technology Corp.	111	52,883
Century Aluminum Co.*	427	19,544
Coeur Mining, Inc., Long	2,638	54,818
Constellium SE, Long*	643	16,994
Energy Fuels, Inc., Short*	8,159	120,345
Freeport-McMoRan, Inc.	1,780	134,817
Hecla Mining Co.	2,148	42,681
Materion Corp.	851	200,904
MP Materials Corp., Short*	2,442	133,699
NioCorp Developments, Ltd.*	12,803	53,645
Perpetua Resources Corp.*	2,966	73,972
Ramaco Resources, Inc., Class A, Short*	3,304	47,049
REalloys, Inc.*	1,703	17,626
United States Antimony Corp., Short*	4,197	20,439
USA Rare Earth, Inc., Short*	3,929	70,015
Total United States		1,443,576
Investments	Shares	Value
Zambia – 1.2%
First Quantum Minerals, Ltd.*	2,167	$72,062
TOTAL COMMON STOCKS
(Cost: $5,501,405)		4,983,270
MUTUAL FUND – 6.6%
United States – 6.6%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%(b)
(Cost: $383,497)	383,497	383,497
TOTAL INVESTMENTS IN SECURITIES – 92.2% (Cost: $5,884,902)		5,366,767
Other Assets less Liabilities – 7.8%		451,959
NET ASSETS – 100.0%		$5,818,726

*     Non-income producing security.

(a)     This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)     Rate shown represents annualized 7-day yield as of August 31, 2026.

ABBREVIATIONS:
ADR	American Depositary Receipt

See Notes to Financial Statements.

222    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Efficient Rare Earth Plus Strategic Metals Fund (WDIG) (consolidated) August 31, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value[1]	Unrealized Appreciation/ (Depreciation)
Aluminum	12	9/16/26	$(973,296)	$14,369
Copper	2	9/16/26	(723,146)	(34,126)
Lead	11	9/16/26	(517,968)	(2,784)
Nickel	5	9/16/26	(501,620)	6,841
Tin	2	9/16/26	(548,940)	4,663
Zinc	7	9/15/26	(695,333)	(54,021)
			$(3,960,303)	$(65,058)
Long Exposure
Aluminum	12	9/16/26	$973,296	$(106,220)
Aluminum	12	11/18/26	973,614	(8,934)
Copper	2	9/16/26	723,147	42,448
Copper	1	11/18/26	358,061	6,351
Copper	3	12/29/26	501,563	65
Lead	11	9/16/26	517,968	(30,433)
Lead	17	11/18/26	808,877	2,730
Nickel	5	9/16/26	501,620	(49,123)
Nickel	5	11/18/26	505,371	(5,987)
Platinum	5	10/28/26	448,550	4,607
Silver	2	12/29/26	669,900	27,673
Tin	2	9/16/26	548,940	25,823
Tin	2	11/18/26	551,940	(3,877)
Zinc	7	9/15/26	695,333	77,041
Zinc	5	11/18/26	486,171	23,169
			$9,264,351	$5,333
Total – Net			$5,304,048	$(59,725)

1Notional value is derived by multiplying the number of contracts by the applicable contract multiplier or factor and the current futures price.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$4,983,270	$—	$—	$4,983,270
Mutual Fund	—	383,497	—	383,497
Total Investments in Securities	$4,983,270	$383,497	$—	$5,366,767
Financial Derivative Instruments
Futures Contracts[1]	$235,780	$—	$—	$235,780
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(295,505)	$—	$—	$(295,505)
Total – Net	$4,923,545	$383,497	$—	$5,307,042

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    223

Schedule of Investments WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated) August 31, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 75.7%
U.S. Treasury Bill – 75.7%
3.88%, 1/14/27* (Cost: $230,692,381)	$234,000,000	$230,665,982
	Shares
EXCHANGE-TRADED FUNDS – 9.5%
United States – 9.5%
WisdomTree Bitcoin Fund^(a)	187,888	15,666,102
WisdomTree Floating Rate Treasury Fund(a)	264,566	13,328,835
TOTAL EXCHANGE-TRADED FUNDS (Cost: $28,143,928)		28,994,937
Investments	Shares	Value
MUTUAL FUND – 5.5%
United States – 5.5%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%(b) (Cost: $16,627,874)	16,627,874	$16,627,874
TOTAL INVESTMENTS IN SECURITIES – 90.7% (Cost: $275,464,183)		276,288,793
Other Assets less Liabilities – 9.3%		28,179,897
NET ASSETS – 100.0%		$304,468,690

*     Interest rate shown reflects the yield to maturity at the time of purchase.

^     Non-income producing security.

(a)     Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(b)     Rate shown represents annualized 7-day yield as of August 31, 2026.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended August 31, 2026 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 8/31/2026	Dividend Income	Securities Lending Income
WisdomTree Bitcoin Fund	$9,207,196	$9,892,983	$1,202,069	$(344,578)	$(1,887,430)	$15,666,102	$—	$—
WisdomTree Floating Rate Treasury Fund	6,423,994	8,518,074	1,618,946	(1,758)	7,471	13,328,835	384,933	—
WisdomTree Treasury Money Market Digital Fund	—	70,500,000	70,500,000	—	—	—^	—	16,405
Total	$15,631,190	$88,911,057	$73,321,015	$(346,336)	$(1,879,959)	$28,994,937	$384,933	$16,405

^     As of August 31, 2026, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value[1]	Unrealized Appreciation/ (Depreciation)
Aluminum	24	12/15/26	$(1,947,330)	$(168,068)
Copper	84	12/15/26	(29,995,812)	(1,839,635)
Nickel	1	12/15/26	(101,454)	(6,205)
Tin	32	12/15/26	(8,846,880)	(360,596)
			$(40,891,476)	$(2,374,504)
Long Exposure
Aluminum	240	12/15/26	$19,473,300	$2,675,377
Brent Crude	214	2/26/27	17,432,440	1,943,125
Coffee “C”	32	12/18/26	3,738,000	860,119
Copper	84	12/15/26	29,995,812	6,056,923
Copper	84	1/20/27	29,951,187	1,706,472
Corn	449	12/14/26	12,072,488	1,080,723
Gasoline RBOB	139	4/30/27	16,314,291	2,583,947
Gold 100 Ounce	83	12/29/26	37,196,450	1,791,259
HRW Wheat	59	12/14/26	2,472,100	414,883
Lean Hogs	106	12/14/26	3,143,960	(333,619)
Low Sulphur Gasoil	216	12/10/26	24,996,600	6,965,739

See Notes to Financial Statements.

224    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Enhanced Commodity Strategy Fund (GCC) (consolidated) August 31, 2026
Long Exposure	Contracts	Expiration Date	Notional Value[1]	Unrealized Appreciation/ (Depreciation)
Natural Gas	81	11/25/26	$2,849,580	$(899,001)
Nickel	39	12/15/26	3,956,704	117,953
NY Harbor ULSD	104	11/30/26	17,800,910	7,452,539
Palladium	24	12/29/26	3,307,920	(44,734)
Platinum	111	10/28/26	9,957,810	(79,127)
Silver	58	3/29/27	19,656,200	794,272
Soybeans	174	11/13/26	11,205,600	971,860
Soybeans	165	12/14/26	7,040,880	186,953
Sugar No. 11	308	2/12/27	8,054,200	278,080
Tin	32	12/15/26	8,846,880	1,621,875
Tin	33	6/16/27	9,150,405	349,120
Wheat	299	12/14/26	11,571,300	1,842,725
WTI Crude Oil	204	12/21/26	16,344,480	3,729,550
Zinc	32	12/15/26	3,094,200	420,125
			$329,623,697	$42,487,138
Total – Net			$288,732,221	$40,112,634

1Notional value is derived by multiplying the number of contracts by the applicable contract multiplier or factor and the current futures price.

FINANCIAL DERIVATIVE INSTRUMENTS

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$230,665,982	$—	$230,665,982
Exchange-Traded Funds	28,994,937	—	—	28,994,937
Mutual Fund	—	16,627,874	—	16,627,874
Total Investments in Securities	$28,994,937	$247,293,856	$—	$276,288,793
Financial Derivative Instruments
Futures Contracts[1]	$43,843,619	$—	$—	$43,843,619
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(3,730,985)	$—	$—	$(3,730,985)
Total – Net	$69,107,571	$247,293,856	$—	$316,401,427

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    225

Schedule of Investments WisdomTree Equity Premium Income Fund (WTPI) August 31, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 98.5%
U.S. Treasury Bills – 98.5%
3.73%, 11/5/26*^	$263,000,000	$261,221,505
3.88%, 1/14/27*	263,000,000	259,252,792
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $520,545,959)		520,474,297
Shares
EXCHANGE-TRADED FUND – 4.4%
United States – 4.4%
WisdomTree Floating Rate Treasury Fund(a) (Cost: $23,022,737)	457,228	23,035,146
Investments	Shares	Value
MUTUAL FUND – 0.6%
United States – 0.6%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%(b) (Cost: $2,927,550)	2,927,550	$2,927,550
TOTAL INVESTMENTS IN SECURITIES – 103.5% (Cost: $546,496,246)		546,436,993
Other Liabilities less Assets – (3.5)%		(18,449,949)
NET ASSETS – 100.0%		$527,987,044

*     Interest rate shown reflects the yield to maturity at the time of purchase.

^ All or a portion of this security was designated as collateral for written option contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $144,019,461 as of August 31, 2026.

(a)     Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(b)     Rate shown represents annualized 7-day yield as of August 31, 2026.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended August 31, 2026 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 8/31/2026	Dividend Income
WisdomTree Floating Rate Treasury Fund	$12,901,849	$10,109,778	$—	$—	$23,519	$23,035,146	$670,011

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)

Put Options	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Received	Unrealized Depreciation	Value
State Street SPDR S&P 500 ETF Trust*^	(3,491)	$(276,836,300)	$793	9/18/2026	$(7,089,722)	$(2,235,123)	$(9,324,845)
State Street SPDR S&P 500 ETF Trust*^	(3,522)	(276,829,200)	786	10/2/2026	(6,711,172)	(733,421)	(7,444,593)
					$(13,800,894)	$(2,968,544)	$(16,769,438)

*     Non-income producing security.

^ FLexible EXchange® Options (“FLEX Options”).

1Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$520,474,297	$—	$520,474,297
Exchange-Traded Fund	23,035,146	—	—	23,035,146
Mutual Fund	—	2,927,550	—	2,927,550
Total Investments in Securities	$23,035,146	$523,401,847	$—	$546,436,993
Liabilities:
Financial Derivative Instruments
Written Options[1]	$—	$(16,769,438)	$—	$(16,769,438)
Total – Net	$23,035,146	$506,632,409	$—	$529,667,555

1Amount shown represents the market value of the financial instrument.

See Notes to Financial Statements.

226    WisdomTree Trust

Schedule of Investments WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated) August 31, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 81.0%
U.S. Treasury Bill – 81.0%
3.88%, 1/14/27* (Cost: $212,945,152)	$216,000,000	$212,922,445
	Shares
EXCHANGE-TRADED FUNDS – 6.2%
United States – 6.2%
WisdomTree Bitcoin Fund^(a)	56,279	4,692,543
WisdomTree Floating Rate Treasury Fund(a)	229,242	11,549,212
TOTAL EXCHANGE-TRADED FUNDS (Cost: $15,362,866)		16,241,755
Investments	Shares	Value
MUTUAL FUND – 9.2%
United States – 9.2%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%(b) (Cost: $24,064,823)	24,064,823	$24,064,823
TOTAL INVESTMENTS IN SECURITIES – 96.4% (Cost: $252,372,841)		253,229,023
Other Assets less Liabilities – 3.6%		9,554,884
NET ASSETS – 100.0%		$262,783,907

*     Interest rate shown reflects the yield to maturity at the time of purchase.

^     Non-income producing security.

(a)     Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(b)     Rate shown represents annualized 7-day yield as of August 31, 2026.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended August 31, 2026 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 8/31/2026	Dividend Income	Securities Lending Income
WisdomTree Bitcoin Fund	$4,594,027	$14,863,735	$14,516,262	$(517,867)	$268,910	$4,692,543	$—	$—
WisdomTree Floating Rate Treasury Fund	7,341,183	4,196,331	—	—	11,698	11,549,212	353,075	—
WisdomTree Treasury Money Market Digital Fund	—	108,500,000	108,500,000	—	—	—^	—	16,072
Total	$11,935,210	$127,560,066	$123,016,262	$(517,867)	$280,608	$16,241,755	$353,075	$16,072

^     As of August 31, 2026, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Short Exposure	Contracts	Expiration Date	Notional Value[1]	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	119	12/21/26	$(12,811,095)	$113,523
Aluminum	97	9/16/26	(7,867,476)	46,124
Cattle Feeder	45	9/25/26	(7,232,625)	454,488
Corn	344	12/14/26	(9,249,300)	(1,293,628)
Lead	167	9/16/26	(7,863,696)	(98,924)
Live Cattle	87	10/30/26	(7,401,090)	422,767
U.S. Treasury Long Bond	118	12/21/26	(12,817,750)	95,993
			$(65,243,032)	$(259,657)

See Notes to Financial Statements.

WisdomTree Trust    227

Schedule of Investments (concluded) WisdomTree Managed Futures Strategy Fund (WTMF) (consolidated) August 31, 2026
Long Exposure	Contracts	Expiration Date	Notional Value[1]	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	150	12/31/26	$30,785,156	$(54,208)
Brent Crude	45	9/30/26	4,072,050	445,077
Copper	23	9/16/26	8,316,185	175,251
Dollar Index	258	9/14/26	25,641,330	(119,748)
E-Mini Russell 2000 Index	68	9/18/26	10,059,580	284,732
Euro Stoxx 50 Index	273	9/18/26	20,412,799^	498,448
Gasoline RBOB	34	4/30/27	3,990,546	573,614
HRW Wheat	217	12/14/26	9,092,300	1,295,126
Nikkei 225 Index	25	9/11/26	10,402,643^	617,997
S&P 500 E-Mini Index	26	9/18/26	10,008,700	422,459
S&P/TSX 60 Index	68	9/18/26	20,883,157^	669,588
Wheat	240	12/14/26	9,288,000	1,469,692
WTI Crude Oil	49	9/22/26	4,202,240	458,649
Zinc	86	9/15/26	8,542,659	430,348
			$175,697,345	$7,167,025
Total – Net			$110,454,313	$6,907,368

^     Notional value has been converted to USD using the relevant foreign exchange rate as of August 31, 2026.

1Notional value is derived by multiplying the number of contracts by the applicable contract multiplier or factor and the current futures price.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$212,922,445	$—	$212,922,445
Exchange-Traded Funds	16,241,755	—	—	16,241,755
Mutual Fund	—	24,064,823	—	24,064,823
Total Investments in Securities	$16,241,755	$236,987,268	$—	$253,229,023
Financial Derivative Instruments
Futures Contracts[1]	$8,473,876	$—	$—	$8,473,876
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(1,566,508)	$—	$—	$(1,566,508)
Total – Net	$23,149,123	$236,987,268	$—	$260,136,391

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

228    WisdomTree Trust

Schedule of Investments WisdomTree Private Credit and Alternative Income Fund (HYIN) August 31, 2026
Investments	Shares	Value
COMMON STOCKS – 74.5%
United States – 74.5%
Capital Markets – 28.8%
Ares Capital Corp.(a)	92,072	$1,847,885
Blue Owl Capital Corp.	152,336	1,756,434
Blue Owl Technology Finance Corp.	157,001	1,833,772
FS KKR Capital Corp.(a)	162,097	2,011,624
Golub Capital BDC, Inc.(a)	133,660	1,758,966
Hercules Capital, Inc.(a)	107,816	1,901,874
Main Street Capital Corp.	32,622	1,922,088
Sixth Street Specialty Lending, Inc.	101,057	1,905,935
Total Capital Markets		14,938,578
Mortgage Real Estate Investment Trusts (REITs) – 45.7%
AGNC Investment Corp.	158,642	1,702,229
Annaly Capital Management, Inc.	74,018	1,696,493
Apollo Commercial Real Estate Finance, Inc.	228,532	1,579,156
Arbor Realty Trust, Inc.(a)	324,515	1,625,820
ARMOUR Residential REIT, Inc.(a)	99,108	1,607,532
Blackstone Mortgage Trust, Inc., Class A	91,191	1,267,555
BrightSpire Capital, Inc.(a)	298,998	1,420,241
Chimera Investment Corp.	125,244	1,435,296
Dynex Capital, Inc.	127,842	1,647,883
Ellington Financial, Inc.	123,577	1,653,460
Franklin BSP Realty Trust, Inc.(a)	198,152	1,658,532
Ladder Capital Corp.	161,546	1,583,151
MFA Financial, Inc.(a)	175,239	1,545,608
Rithm Capital Corp.(a)	179,715	1,802,541
Starwood Property Trust, Inc.	98,572	1,547,580
Total Mortgage Real Estate Investment Trusts (REITs)		23,773,077
TOTAL COMMON STOCKS (Cost: $42,484,456)		38,711,655
CLOSED-END FUNDS – 25.4%
United States – 25.4%
BlackRock Corporate High Yield Fund, Inc.	193,737	1,604,142
Blackstone Secured Lending Fund(a)	70,744	1,769,307
Eaton Vance Limited Duration Income Fund	178,690	1,624,292
Investments	Shares	Value
Guggenheim Strategic Opportunities Fund	151,408	$1,415,665
Nuveen Floating Rate Income Fund	215,905	1,660,309
Oxford Lane Capital Corp.	200,005	1,942,049
PIMCO Corporate & Income Opportunity Fund	140,311	1,651,461
PIMCO Dynamic Income Fund	101,133	1,536,210
TOTAL CLOSED-END FUNDS (Cost: $16,308,018)		13,203,435
MUTUAL FUND – 0.0%
United States – 0.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%(b) (Cost: $9,832)	9,832	9,832
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 12.4%
United States – 12.4%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.63%(b)	3,340,241	3,340,241
WisdomTree Treasury Money Market Digital Fund, 3.45%(b)(c)	3,100,000	3,100,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $6,440,241)		6,440,241
TOTAL INVESTMENTS IN SECURITIES – 112.3% (Cost: $65,242,547)		58,365,163
Other Liabilities less Assets – (12.3)%		(6,380,819)
NET ASSETS – 100.0%		$51,984,344

(a)     Security, or portion thereof, was on loan at August 31, 2026 (See Note 2). At August 31, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $10,219,808 and the total market value of the collateral held by the Fund was $10,488,928. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,048,687.

(b)     Rate shown represents annualized 7-day yield as of August 31, 2026.

(c)     Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended August 31, 2026 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 8/31/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$68,100,000	$65,000,000	$—	$—	$3,100,000	$51,233

See Notes to Financial Statements.

WisdomTree Trust    229

Schedule of Investments (concluded) WisdomTree Private Credit and Alternative Income Fund (HYIN) August 31, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$38,711,655	$—	$—	$38,711,655
Closed-End Funds	13,203,435	—	—	13,203,435
Mutual Fund	—	9,832	—	9,832
Investment of Cash Collateral for Securities Loaned	—	6,440,241	—	6,440,241
Total Investments in Securities	$51,915,090	$6,450,073	$—	$58,365,163

See Notes to Financial Statements.

230    WisdomTree Trust

Schedule of Investments WisdomTree Target Range Fund (GTR) August 31, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 76.7%
U.S. Treasury Bill – 76.7%
3.88%, 1/14/27* (Cost: $55,898,747)	$56,700,000	$55,892,142
Shares
MUTUAL FUND – 0.8%
United States – 0.8%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.55%(a) (Cost: $553,396)	553,396	553,396
PURCHASED OPTIONS (EXCHANGE-TRADED) – 24.9%
Call Options	Number of Contracts	Notional Amount(b)	Strike Price	Expiration Date	Premiums Paid	Unrealized Appreciation	Value
iShares MSCI EAFE ETF^	1,358	$11,543,000	$85	1/15/27	$2,450,388	$822,392	$3,272,780
iShares MSCI Emerging Markets ETF^	1,158	5,674,200	49	1/15/27	1,359,967	759,173	2,119,140
iShares Russell 2000 ETF^	514	11,565,000	225	1/15/27	2,725,890	971,312	3,697,202
State Street SPDR S&P 500 ETF Trust^	486	28,674,000	590	1/15/27	6,553,875	2,507,352	9,061,227
TOTAL PURCHASED OPTIONS (EXCHANGE-TRADED) (Cost: $13,090,120)							18,150,349
TOTAL INVESTMENTS IN SECURITIES – 102.4% (Cost: $69,542,263)							74,595,887
Other Liabilities less Assets – (2.4)%							(1,728,176)
NET ASSETS – 100.0%							$72,867,711

*     Interest rate shown reflects the yield to maturity at the time of purchase.

^     Non-income producing security.

(a)     Rate shown represents annualized 7-day yield as of August 31, 2026.

(b)     Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

FINANCIAL DERIVATIVE INSTRUMENTS

WRITTEN OPTION CONTRACTS (EXCHANGE-TRADED)

Call Options	Number of Contracts	Notional Amount[1]	Strike Price	Expiration Date	Premiums Received	Unrealized Appreciation/ (Depreciation)	Value
iShares MSCI EAFE ETF*	(1,358)	$(15,617,000)	$115	1/15/2027	$(142,429)	$(17,815)	$(160,244)
iShares MSCI Emerging Markets ETF*	(1,158)	(8,106,000)	70	1/15/2027	(125,549)	(216,061)	(341,610)
iShares Russell 2000 ETF*	(514)	(15,677,000)	305	1/15/2027	(481,849)	8,969	(472,880)
State Street SPDR S&P 500 ETF Trust*	(486)	(38,880,000)	800	1/15/2027	(493,882)	(221,510)	(715,392)
					$(1,243,709)	$(446,417)	$(1,690,126)

*     Non-income producing security.

1Notional amount is derived by multiplying the number of contracts, the contract size (typically 100), and the contract strike price.

See Notes to Financial Statements.

WisdomTree Trust    231

Schedule of Investments (concluded) WisdomTree Target Range Fund (GTR) August 31, 2026

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended August 31, 2026 were as follows:

Affiliate	Value at 8/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 8/31/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$13,000,000	$13,000,000	$—	$—	$—^	$1,082

^     As of August 31, 2026, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$55,892,142	$—	$55,892,142
Mutual Fund	—	553,396	—	553,396
Purchased Options	—	18,150,349	—	18,150,349
Total Investments in Securities	$—	$74,595,887	$—	$74,595,887
Liabilities:
Financial Derivative Instruments
Written Options[1]	$—	$(1,690,126)	$—	$(1,690,126)
Total – Net	$—	$72,905,761	$—	$72,905,761

1Amount shown represents the market value of the financial instrument.

See Notes to Financial Statements.

232    WisdomTree Trust

Statements of Assets and Liabilities WisdomTree Trust August 31, 2026
	WisdomTree Bloomberg U.S. Dollar Bullish Fund	WisdomTree Emerging Currency Strategy Fund	WisdomTree 1-3 Year Laddered Treasury Fund	WisdomTree 7-10 Year Laddered Treasury Fund
ASSETS:
Investments in securities, at cost	$270,215,077	$12,443,271	$22,574,010	$4,530,078
Investments in affiliates, at cost (Note 3)	12,501,053	401,856	—	—
Repurchase agreements, at cost	—	4,840,000	—	—
Investments in securities, at value[1]	270,216,866	12,443,076	22,361,740	4,371,822
Investments in affiliates, at value (Note 3)	12,519,430	403,040	—	—
Repurchase agreements, at value (Note 2)	—	4,840,000	—	—
Cash	—	48,681	—	—
Unrealized appreciation on foreign currency contracts	1,410,180	218,280	—	—
Receivables:
Investment securities sold	—	—	1,871,917	354,318
Dividends	858	—	106	68
Securities lending income	11,450	36	—	48
Interest	—	493	195,234	32,848
Total Assets	284,158,784	17,953,606	24,428,997	4,759,104
LIABILITIES:
Unrealized depreciation on foreign currency contracts	4,654,170	78,189	—	—
Payables:
Investment securities purchased	—	—	1,879,302	382,054
Capital shares redeemed	400	—	—	—
Advisory fees (Note 3)	152,630	8,287	2,880	561
Service fees (Note 2)	1,374	67	85	16
Total Liabilities	4,808,574	86,543	1,882,267	382,631
NET ASSETS	$279,350,210	$17,867,063	$22,546,730	$4,376,473
NET ASSETS:
Paid-in capital	$311,688,351	$64,627,451	$22,779,189	$4,569,588
Total distributable earnings (loss)	(32,338,141)	(46,760,388)	(232,459)	(193,115)
NET ASSETS	$279,350,210	$17,867,063	$22,546,730	$4,376,473
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	10,600,000	900,000	450,000	90,000
Net asset value per share	$26.35	$19.85	$50.10	$48.63
[1] Includes market value of securities out on loan of:	$—	$—	$—	$638,328

See Notes to Financial Statements.

WisdomTree Trust    233

Statements of Assets and Liabilities (continued) WisdomTree Trust August 31, 2026
	WisdomTree Bianco Total Return Fund	WisdomTree Core Laddered Municipal Fund	WisdomTree Efficient TIPS Plus Gold Fund (consolidated)	WisdomTree Emerging Markets Corporate Bond Fund
ASSETS:
Investments in securities, at cost	$115,273,280	$10,228,051	$11,421,899	$100,284,353
Investments in affiliates, at cost (Note 3)	10,100,000	—	—	—
Foreign currency, at cost	—	—	—	1,945
Investments in securities, at value[1,2] (Note 2)	113,450,986	10,188,239	11,252,005	99,818,061
Investments in affiliates, at value (Note 3)	10,100,000	—	—	—
Cash	—	—	1,464	319,641
Deposits at broker for futures contracts	—	—	594,000	80,015
Foreign currency, at value	—	—	—	1,939
Receivables:
Investment securities sold	162,883	—	—	—
Dividends	329	620	2,248	14,600
Securities lending income	7,575	—	—	2,934
Interest	—	79,552	33,470	1,333,060
Net variation margin on futures contracts	—	—	—	1,891
Total Assets	123,721,773	10,268,411	11,883,187	101,572,141
LIABILITIES:
Payables:
Cash collateral received for securities loaned (Note 2)	20,941,561	—	—	2,665,484
Investment securities purchased	159,967	1,124,211	—	309,325
Advisory fees (Note 3)	42,377	1,938	1,986	50,323
Service fees (Note 2)	382	34	43	369
Net variation margin on futures contracts	—	—	114,960	—
Cash due to custodian	—	68,619	—	—
Total Liabilities	21,144,287	1,194,802	116,989	3,025,501
NET ASSETS	$102,577,486	$9,073,609	$11,766,198	$98,546,640
NET ASSETS:
Paid-in capital	$105,187,886	$9,115,494	$11,061,217	$114,110,125
Total distributable earnings (loss)	(2,610,400)	(41,885)	704,981	(15,563,485)
NET ASSETS	$102,577,486	$9,073,609	$11,766,198	$98,546,640
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	4,160,000	360,000	325,000	1,500,000
Net asset value per share	$24.66	$25.20	$36.20	$65.70
[1] Includes market value of securities out on loan of:	$29,474,826	$—	$—	$4,203,011
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

234    WisdomTree Trust

Statements of Assets and Liabilities (continued) WisdomTree Trust August 31, 2026
	WisdomTree Emerging Markets Local Debt Fund	WisdomTree Floating Rate Treasury Fund	WisdomTree High Income Laddered Municipal Fund	WisdomTree Inflation Plus Fund (consolidated)
ASSETS:
Investments in securities, at cost	$129,932,680	$18,689,207,059	$4,965,525	$23,548,784
Investments in affiliates, at cost (Note 3)	—	—	—	574,466
Repurchase agreements, at cost	11,130,000	—	—	—
Foreign currency, at cost	1,877,659	—	—	—
Investments in securities, at value[1,2] (Note 2)	128,358,779	18,701,301,328	4,985,165	23,211,663
Investments in affiliates, at value (Note 3)	—	—	—	703,310
Repurchase agreements, at value (Note 2)	11,130,000	—	—	—
Cash	5	—	—	6,071
Foreign currency, at value	1,886,384	—	—	—
Unrealized appreciation on foreign currency contracts	127,592	—	—	—
Receivables:
Investment securities sold	—	445,594,143	—	—
Dividends	722	54,391	108	10,048
Securities lending income	211	—	—	—
Interest	2,662,157	64,616,059	55,582	59,042
Net variation margin on future contracts	—	—	—	102,179
Foreign tax reclaims	54,583	—	—	—
Total Assets	144,220,433	19,211,565,921	5,040,855	24,092,313
LIABILITIES:
Unrealized depreciation on foreign currency contracts	105,733	—	—	—
Payables:
Cash collateral received for securities loaned (Note 2)	1,591,780	—	—	—
Investment securities purchased	111,090	447,122,236	52,359	—
Advisory fees (Note 3)	66,849	2,386,474	1,492	12,768
Service fees (Note 2)	535	70,003	19	87
Foreign capital gains tax	19,215	—	—	—
Total Liabilities	1,895,202	449,578,713	53,870	12,855
NET ASSETS	$142,325,231	$18,761,987,208	$4,986,985	$24,079,458
NET ASSETS:
Paid-in capital	$173,297,604	$18,745,809,188	$4,966,918	$23,332,671
Total distributable earnings (loss)	(30,972,373)	16,178,020	20,067	746,787
NET ASSETS	$142,325,231	$18,761,987,208	$4,986,985	$24,079,458
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	4,950,000	372,477,500	200,000	650,000
Net asset value per share	$28.75	$50.37	$24.93	$37.05
[1] Includes market value of securities out on loan of:	$1,505,549	$—	$—	$—
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

WisdomTree Trust    235

Statements of Assets and Liabilities (continued) WisdomTree Trust August 31, 2026
	WisdomTree Interest Rate Hedged High Yield Bond Fund	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	WisdomTree Mortgage Plus Bond Fund	WisdomTree Voya Yield Enhanced USD Universal Bond Fund
ASSETS:
Investments in securities, at cost	$292,309,644	$147,481,893	$82,876,202	$1,340,825,983
Investments in affiliates, at cost (Note 3)	—	—	—	12,200,000
Repurchase agreements, at cost	—	5,890,000	—	—
Foreign currency, at cost	—	78	—	2,557
Investments in securities, at value[1,2] (Note 2)	291,664,374	142,992,827	80,822,481	1,311,947,450
Investments in affiliates, at value (Note 3)	—	—	—	12,200,000
Repurchase agreements, at value (Note 2)	—	5,890,000	—	—
Cash	—	2,440,138	—	—
Deposits at broker for futures contracts	2,525,758	2,809,597	48,185	540,385
Foreign currency, at value	—	91	—	2,725
Receivables:
Investment securities sold	—	2,397,238	3,982,331	—
Due from broker for TBA Sale Commitments (Note 2)	—	46,891	—	—
Capital shares sold	2,261,151	—	—	15,033
Dividends	6,041	—	527	39,399
Securities lending income	5,137	1,311	16	30,447
Interest	4,734,397	1,130,251	250,725	12,227,408
Net variation margin on futures contracts	173,942	262,460	5,677	—
Total Assets	301,370,800	157,970,804	85,109,942	1,337,002,847
LIABILITIES:
TBA sale commitments, at value[3] (Note 2)	—	46,578	—	—
Payables:
Cash collateral received for securities loaned (Note 2)	2,852,109	374,860	—	25,268,266
Investment securities purchased	2,206,986	13,029,446	11,230,321	576,258
Capital shares redeemed	—	—	—	202,126
Advisory fees (Note 3)	101,510	27,942	28,331	166,252
Service fees (Note 2)	1,040	535	277	4,934
Net variation margin on futures contracts	—	—	—	22,328
Cash due to custodian	—	—	18,890	—
Total Liabilities	5,161,645	13,479,361	11,277,819	26,240,164
NET ASSETS	$296,209,155	$144,491,443	$73,832,123	$1,310,762,683
NET ASSETS:
Paid-in capital	$315,146,315	$158,835,148	$78,903,089	$1,369,984,411
Total distributable earnings (loss)	(18,937,160)	(14,343,705)	(5,070,966)	(59,221,728)
NET ASSETS	$296,209,155	$144,491,443	$73,832,123	$1,310,762,683
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	13,100,000	6,400,000	1,700,000	27,580,000
Net asset value per share	$22.61	$22.58	$43.43	$47.53
[1] Includes market value of securities out on loan of:	$22,802,856	$6,781,480	$—	$90,969,045
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)
3 TBA sale commitments, proceeds:	$—	$46,824	$—	$—
See Notes to Financial Statements.

236    WisdomTree Trust

Statements of Assets and Liabilities (continued) WisdomTree Trust August 31, 2026
	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	WisdomTree Efficient Gold Plus Equity Strategy Fund (consolidated)	WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
ASSETS:
Investments in securities, at cost	$947,753,052	$47,671,752	$348,443,585	$161,606,769
Investments in affiliates, at cost (Note 3)	9,900,000	—	—	—
Repurchase agreements, at cost	11,760,000	—	—	—
Foreign currency, at cost	119	—	—	834
Investments in securities, at value[1,2] (Note 2)	911,624,119	47,207,500	425,156,401	203,387,820
Investments in affiliates, at value (Note 3)	9,900,000	—	—	—
Repurchase agreements, at value (Note 2)	11,760,000	—	—	—
Cash	1,145,398	204,404	—	—
Deposits at broker for futures contracts	—	56,613	60,906,000	19,520,400
Foreign currency, at value	140	—	—	836
Unrealized appreciation on foreign currency contracts	—	—	—	359
Receivables:
Investment securities sold[3]	43,902,353	—	—	1,129,050
Due from broker for TBA Sale Commitments (Note 2)	4,165,188	—	—	—
Capital shares sold	150,708	—	—	69,184
Dividends	—	3,130	358,033	224,984
Securities lending income	17,858	606	271	556
Interest	9,419,699	429,121	—	—
Foreign tax reclaims	43	—	114	1,038
Total Assets	992,085,506	47,901,374	486,420,819	224,334,227
LIABILITIES:
TBA sale commitments, at value[4] (Note 2)	4,162,347	—	—	—
Payables:
Cash collateral received for securities loaned (Note 2)	20,456,311	582,970	19,880	1,021,852
Investment securities purchased	58,532,278	204,405	—	69,149
Capital shares redeemed	2,121,347	—	—	—
Advisory fees (Note 3)	91,935	4,818	80,446	72,086
Service fees (Note 2)	3,429	177	1,770	705
Net variation margin on futures contracts	—	4,243	4,631,930	2,232,140
Cash due to custodian	—	—	—	2
Total Liabilities	85,367,647	796,613	4,734,026	3,395,934
NET ASSETS	$906,717,859	$47,104,761	$481,686,793	$220,938,293
NET ASSETS:
Paid-in capital	$1,064,391,575	$53,113,635	$406,636,648	$188,272,771
Total distributable earnings (loss)	(157,673,716)	(6,008,874)	75,050,145	32,665,522
NET ASSETS	$906,717,859	$47,104,761	$481,686,793	$220,938,293
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	21,300,000	1,000,000	7,100,000	2,250,000
Net asset value per share	$42.57	$47.10	$67.84	$98.19
[1] Includes market value of securities out on loan of:	$92,585,715	$2,054,623	$2,050,217	$3,613,473
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	$1,391,633	$—	$—	$—
4 TBA sale commitments, proceeds:	$4,159,956	$—	$—	$—

See Notes to Financial Statements.

WisdomTree Trust    237

Statements of Assets and Liabilities (continued) WisdomTree Trust August 31, 2026
	WisdomTree Efficient Rare Earth Plus Strategic Metals Fund (consolidated)	WisdomTree Enhanced Commodity Strategy Fund (consolidated)	WisdomTree Equity Premium Income Fund	WisdomTree Managed Futures Strategy Fund (consolidated)
ASSETS:
Investments in securities, at cost	$5,884,902	$247,320,255	$523,473,509	$237,009,975
Investments in affiliates, at cost (Note 3)	—	28,143,928	23,022,737	15,362,866
Foreign currency, at cost	436	—	—	—
Investments in securities, at value	5,366,767	247,293,856	523,401,847	236,987,268
Investments in affiliates, at value (Note 3)	—	28,994,937	23,035,146	16,241,755
Cash	—	—	—	12,998
Deposits at broker for futures contracts	561,000	15,293,000	—	10,313,000
Deposits at broker for written options	—	—	6,413,161	—
Foreign currency, at value	434	—	—	—
Receivables:
Capital shares sold	—	1,318,454	1,976	2,102,272
Dividends	5,635	53,680	11,958	72,948
Securities lending income	5	293	—	489
Foreign tax reclaims	114	—	—	—
Net variation margin on futures contracts	—	11,712,162	—	187,130
Total Assets	5,933,955	304,666,382	552,864,088	265,917,860
LIABILITIES:
Written options, at value[1]	—	—	16,769,438	—
Payables:
Investment securities purchased	—	67,800	7,916,072	2,994,785
Advisory fees (Note 3)	2,650	128,825	189,609	138,217
Service fees (Note 2)	21	1,067	1,925	951
Net variation margin on futures contracts	112,558	—	—	—
Total Liabilities	115,229	197,692	24,877,044	3,133,953
NET ASSETS	$5,818,726	$304,468,690	$527,987,044	$262,783,907
NET ASSETS:
Paid-in capital	$6,484,825	$331,661,082	$525,548,701	$285,147,129
Total distributable earnings (loss)	(666,099)	(27,192,392)	2,438,343	(22,363,222)
NET ASSETS	$5,818,726	$304,468,690	$527,987,044	$262,783,907
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	125,000	11,550,000	16,000,000	6,250,000
Net asset value per share	$46.55	$26.36	$33.00	$42.05
[1] Premiums received on written options:	$—	$—	$13,800,894	$—

See Notes to Financial Statements.

238 WisdomTree Trust

Statements of Assets and Liabilities (concluded) WisdomTree Trust August 31, 2026
	WisdomTree Private Credit and Alternative Income Fund	WisdomTree Target Range Fund
ASSETS:
Investments in securities, at cost	$62,142,547	$69,542,263
Investments in affiliates, at cost (Note 3)	3,100,000	—
Investments in securities, at value[1,2] (Note 2)	55,265,163	74,595,887
Investments in affiliates, at value (Note 3)	3,100,000	—
Deposits at broker for written options	—	10
Receivables:
Dividends	115,188	1,626
Securities lending income	22,226	3,752
Total Assets	58,502,577	74,601,275
LIABILITIES:
Written options, at value[3]	—	1,690,126
Payables:
Cash collateral received for securities loaned (Note 2)	6,440,241	—
Investment securities purchased	56,010	—
Advisory fees (Note 3)	21,789	43,166
Service fees (Note 2)	193	272
Total Liabilities	6,518,233	1,733,564
NET ASSETS	$51,984,344	$72,867,711
NET ASSETS:
Paid-in capital	$66,807,295	$62,818,854
Total distributable earnings (loss)	(14,822,951)	10,048,857
NET ASSETS	$51,984,344	$72,867,711
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	3,660,000	2,625,000
Net asset value per share	$14.20	$27.76
[1] Includes market value of securities out on loan of:	$10,219,808	$—
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)
[3] Premiums received on written options:	$—	$1,243,709

See Notes to Financial Statements.

WisdomTree Trust 239

Statements of Operations WisdomTree Trust For the Year Ended August 31, 2026
	WisdomTree Bloomberg U.S. Dollar Bullish Fund	WisdomTree Emerging Currency Strategy Fund	WisdomTree 1-3 Year Laddered Treasury Fund	WisdomTree 7-10 Year Laddered Treasury Fund
INVESTMENT INCOME:
Dividends	$34,057	$—	$2,000	$335
Dividends from affiliates (Note 3)	461,676	15,112	—	—
Interest	10,392,879	496,891	794,964	163,194
Securities lending income, net (Note 2)[1]	44,393	512	179	585
Total investment income	10,933,005	512,515	797,143	164,114
EXPENSES:
Advisory fees (Note 3)	1,452,218	76,037	32,455	6,011
Service fees (Note 2)	12,779	608	952	176
Total expenses	1,464,997	76,645	33,407	6,187
Expense waivers (Note 3)	(18,422)	(608)	—	—
Expense waivers – contractual (Note 3)	(4,677)	—	—	—
Net expenses	1,441,898	76,037	33,407	6,187
Net investment income	9,491,107	436,478	763,736	157,927
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	28,319	143	(14,997)	(16,425)
Investment transactions in affiliates (Note 3)	1,719	—	—	—
In-kind redemptions	—	—	(1,171)	(1,695)
Foreign currency contracts	(1,891,928)	752,664	—	—
Net realized gain (loss)	(1,861,890)	752,807	(16,168)	(18,120)
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	(41,497)	(919)	(273,620)	(147,265)
Investment transactions in affiliates (Note 3)	12,805	720	—	—
Foreign currency contracts	(883,198)	(42,314)	—	—
Net decrease in unrealized appreciation/depreciation	(911,890)	(42,513)	(273,620)	(147,265)
Net realized and unrealized gain (loss) on investments	(2,773,780)	710,294	(289,788)	(165,385)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,717,327	$1,146,772	$473,948	$(7,458)
[1] Includes securities lending income from affiliate of:	$82,086	$—	$—	$—

See Notes to Financial Statements.

240    WisdomTree Trust

Statements of Operations (continued) WisdomTree Trust For the Year Ended August 31, 2026
	WisdomTree Bianco Total Return Fund	WisdomTree Core Laddered Municipal Fund	WisdomTree Efficient TIPS Plus Gold Fund[2] (consolidated)	WisdomTree Emerging Markets Corporate Bond Fund
INVESTMENT INCOME:
Dividends	$3,618,945	$1,880	$8,552	$264,660
Dividends from affiliates (Note 3)	417,893	—	—	—
Interest	—	287,691	322,465	5,272,442
Securities lending income, net (Note 2)[1]	111,388	—	—	29,238
Less: Foreign withholding taxes on interest	—	—	—	(1,488)
Total investment income	4,148,226	289,571	331,017	5,564,852
EXPENSES:
Advisory fees (Note 3)	466,365	21,474	11,766	565,094
Service fees (Note 2)	4,105	378	231	4,144
Total expenses	470,470	21,852	11,997	569,238
Expense waivers – contractual (Note 3)	(36,751)	—	—	(351)
Net expenses	433,719	21,852	11,997	568,887
Net investment income	3,714,507	267,719	319,020	4,995,965
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(218,281)	(1,899)	(67,121)	215,596
Investment transactions in affiliates (Note 3)	(488,107)	—	—	—
In-kind redemptions	90,900	—	—	165,921
Futures contracts	—	—	(1,982,873)	(157,874)
Foreign currency related transactions	—	—	—	70
Net realized gain (loss)	(615,488)	(1,899)	(2,049,994)	223,713
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	(2,596,619)	(115,719)	(169,894)	(1,529,134)
Investment transactions in affiliates (Note 3)	(198,335)	—	—	—
Futures contracts	—	—	942,719	56,742
Translation of assets and liabilities denominated in foreign currencies	—	—	—	(107)
Net increase (decrease) in unrealized appreciation/depreciation	(2,794,954)	(115,719)	772,825	(1,472,499)
Net realized and unrealized loss on investments	(3,410,442)	(117,618)	(1,277,169)	(1,248,786)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$304,065	$150,101	$(958,149)	$3,747,179
[1] Includes securities lending income from affiliate of:	$234,335	$—	$—	$5,156
[2] For the period January 22, 2026 (commencement of operations) through August 31, 2026.

See Notes to Financial Statements.

WisdomTree Trust    241

Statements of Operations (continued) WisdomTree Trust For the Year Ended August 31, 2026
	WisdomTree Emerging Markets Local Debt Fund	WisdomTree Floating Rate Treasury Fund	WisdomTree High Income Laddered Municipal Fund	WisdomTree Inflation Plus Fund (consolidated)
INVESTMENT INCOME:
Dividends	$6,721	$269,309	$1,178	$51,638
Interest	7,685,941	670,602,030	218,671	642,666
Securities lending income, net (Note 2)	1,274	120	—	—
Less: Foreign withholding taxes on interest	(80,231)	—	—	—
Total investment income	7,613,705	670,871,459	219,849	694,304
EXPENSES:
Advisory fees (Note 3)	614,121	25,839,279	18,488	82,535
Service fees (Note 2)	4,913	757,955	232	559
Total expenses	619,034	26,597,234	18,720	83,094
Expense waivers – contractual (Note 3)	—	—	—	(783)
Net expenses	619,034	26,597,234	18,720	82,311
Net investment income	6,994,671	644,274,225	201,129	611,993
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions[1]	(816,508)	6,284,016	(7,549)	(57,234)
Investment transactions in affiliates (Note 3)	—	—	—	(182,734)
In-kind redemptions	2,066	5,983,830	—	—
Futures contracts	—	—	—	673,223
Foreign currency contracts	(34,743)	—	—	—
Foreign currency related transactions	107,630	—	—	—
Net realized gain (loss)	(741,555)	12,267,846	(7,549)	433,255
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions[2]	779,213	18,580,035	15,211	(353,654)
Investment transactions in affiliates (Note 3)	—	—	—	129,272
Futures contracts	—	—	—	1,034,995
Foreign currency contracts	(27,226)	—	—	—
Translation of assets and liabilities denominated in foreign currencies	12,835	—	—	—
Net increase in unrealized appreciation/depreciation	764,822	18,580,035	15,211	810,613
Net realized and unrealized gain on investments	23,267	30,847,881	7,662	1,243,868
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,017,938	$675,122,106	$208,791	$1,855,861
[1] Net of foreign capital gains (tax) and capital gains tax refund, if applicable, of:	$(55,836)	$—	$—	$—
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$(51,040)	$—	$—	$—
See Notes to Financial Statements.

242    WisdomTree Trust

Statements of Operations (continued) WisdomTree Trust For the Year Ended August 31, 2026
	WisdomTree Interest Rate Hedged High Yield Bond Fund	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	WisdomTree Mortgage Plus Bond Fund	WisdomTree Voya Yield Enhanced USD Universal Bond Fund
INVESTMENT INCOME:
Dividends	$140,276	$—	$130,399	$1,070,885
Interest	13,802,745	4,339,926	2,833,555	65,638,115
Payment-in-kind interest	—	—	364,725	—
Securities lending income, net (Note 2)[1]	65,916	8,823	16	221,275
Total investment income	14,008,937	4,348,749	3,328,695	66,930,275
EXPENSES:
Advisory fees (Note 3)	944,586	231,453	314,666	2,026,366
Service fees (Note 2)	9,666	4,428	3,077	59,440
Total expenses	954,252	235,881	317,743	2,085,806
Expense waivers – contractual (Note 3)	(839)	—	—	(20,284)
Net expenses	953,413	235,881	317,743	2,065,522
Net investment income	13,055,524	4,112,868	3,010,952	64,864,753
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	249,326	(392,331)	130,833	(420,248)
In-kind redemptions	130,748	20,175	—	228,283
Futures contracts	3,943,482	2,680,047	(10,438)	(1,089,305)
Net realized gain (loss)	4,323,556	2,307,891	120,395	(1,281,270)
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	(3,497,555)	(2,257,766)	(1,373,519)	(34,484,150)
Futures contracts	1,247,691	794,245	5,244	(276,172)
Translation of assets and liabilities denominated in foreign currencies	—	—	—	(20)
Net decrease in unrealized appreciation/depreciation	(2,249,864)	(1,463,521)	(1,368,275)	(34,760,342)
Net realized and unrealized gain (loss) on investments	2,073,692	844,370	(1,247,880)	(36,041,612)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,129,216	$4,957,238	$1,763,072	$28,823,141
[1] Includes securities lending income from affiliate of:	$15,275	$—	$—	$364,470

See Notes to Financial Statements.

WisdomTree Trust    243

Statements of Operations (continued) WisdomTree Trust For the Year Ended August 31, 2026
	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	WisdomTree Efficient Gold Plus Equity Strategy Fund (consolidated)	WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
INVESTMENT INCOME:
Dividends	$—	$14,715	$5,355,205	$3,150,139
Interest	40,376,265	2,334,262	1,878,031	521,745
Securities lending income, net (Note 2)[1]	126,821	8,586	4,210	6,021
Less: Foreign withholding taxes on dividends	—	—	(832)	(247,725)
Total investment income	40,503,086	2,357,563	7,236,614	3,430,180
EXPENSES:
Advisory fees (Note 3)	1,045,100	65,197	1,045,140	852,692
Service fees (Note 2)	38,320	2,391	23,003	8,339
Total expenses	1,083,420	67,588	1,068,143	861,031
Expense waivers – contractual (Note 3)	(15,198)	—	—	—
Net expenses	1,068,222	67,588	1,068,143	861,031
Net investment income	39,434,864	2,289,975	6,168,471	2,569,149
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(6,545,174)	46,874	(22,603,441)	(14,223,523)
In-kind redemptions	(2,143,420)	156,079	43,474,798	24,233,381
Futures contracts	—	(80,931)	25,730,346	314,980
Foreign currency contracts	—	—	—	28,319
Foreign currency related transactions	—	—	—	(34,669)
Net realized gain (loss)	(8,688,594)	122,022	46,601,703	10,318,488
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	(16,974,695)	(965,503)	52,750,939	27,998,719
Futures contracts	—	(38,594)	30,234,422	10,380,608
Foreign currency contracts	—	—	—	359
Translation of assets and liabilities denominated in foreign currencies	(1)	—	—	37
Net increase (decrease) in unrealized appreciation/depreciation	(16,974,696)	(1,004,097)	82,985,361	38,379,723
Net realized and unrealized gain (loss) on investments	(25,663,290)	(882,075)	129,587,064	48,698,211
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,771,574	$1,407,900	$135,755,535	$51,267,360
[1] Includes securities lending income from affiliate of:	$273,138	$—	$—	$—

See Notes to Financial Statements.

244    WisdomTree Trust

Statements of Operations (continued) WisdomTree Trust For the Year Ended August 31, 2026
	WisdomTree Efficient Rare Earth Plus Strategic Metals Fund[2] (consolidated)	WisdomTree Enhanced Commodity Strategy Fund (consolidated)	WisdomTree Equity Premium Income Fund	WisdomTree Managed Futures Strategy Fund (consolidated)
INVESTMENT INCOME:
Dividends	$19,427	$460,490	$112,837	$529,068
Dividends from affiliates (Note 3)	—	384,933	670,011	353,075
Interest	4,272	6,957,238	15,069,545	6,911,794
Securities lending income, net (Note 2)[1]	5	6,568	—	8,688
Less: Foreign withholding taxes on dividends	(1,192)	—	—	—
Total investment income	22,512	7,809,229	15,852,393	7,802,625
EXPENSES:
Advisory fees (Note 3)	10,084	1,246,435	1,809,096	1,366,839
Service fees (Note 2)	81	9,979	18,091	9,261
Total expenses	10,165	1,256,414	1,827,187	1,376,100
Expense waivers (Note 3)	—	(15,110)	(26,643)	(14,012)
Expense waivers – contractual (Note 3)	—	(29,716)	—	(7,042)
Net expenses	10,165	1,211,588	1,800,544	1,355,046
Net investment income	12,347	6,597,641	14,051,849	6,447,579
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(94,938)	2,468	(2,245)	(1,832)
Investment transactions in affiliates (Note 3)	—	(346,336)	—	(517,867)
In-kind redemptions	85,499	—	—	—
Futures contracts	(306,749)	32,215,938	—	24,972,508
Written options	—	—	42,266,152	—
Foreign currency contracts	2,000	—	—	(55,140)
Foreign currency related transactions	(2,945)	—	—	(138,053)
Net realized gain (loss)	(317,133)	31,872,070	42,263,907	24,259,616
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	(518,135)	(100,551)	(240,107)	(110,740)
Investment transactions in affiliates (Note 3)	—	(1,879,959)	23,519	280,608
Futures contracts	(59,725)	31,099,952	—	3,029,487
Written options	—	—	(4,362,635)	—
Translation of assets and liabilities denominated in foreign currencies	—	—	—	(15,296)
Net increase (decrease) in unrealized appreciation/depreciation	(577,860)	29,119,442	(4,579,223)	3,184,059
Net realized and unrealized gain (loss) on investments	(894,993)	60,991,512	37,684,684	27,443,675
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(882,646)	$67,589,153	$51,736,533	$33,891,254
[1] Includes securities lending income from affiliate of:	$—	$16,405	$—	$16,072
[2] For the period May 7, 2026 (commencement of operations) through August 31, 2026.

See Notes to Financial Statements.

WisdomTree Trust    245

Statements of Operations (concluded) WisdomTree Trust For the Year Ended August 31, 2026
	WisdomTree Private Credit and Alternative Income Fund	WisdomTree Target Range Fund
INVESTMENT INCOME:
Dividends	$5,277,948	$22,119
Interest	—	1,948,299
Securities lending income, net (Note 2)[1]	168,421	5,372
Total investment income	5,446,369	1,975,790
EXPENSES:
Advisory fees (Note 3)	272,799	456,296
Service fees (Note 2)	2,401	2,868
Total expenses	275,200	459,164
Expense waivers – contractual (Note 3)	(2,810)	(119)
Net expenses	272,390	459,045
Net investment income	5,173,979	1,516,745
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(4,464,792)	6,497,860
In-kind redemptions	360,894	—
Written options	—	(964,848)
Net realized gain (loss)	(4,103,898)	5,533,012
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	(6,379,743)	3,109,263
Written options	—	(530,591)
Net increase (decrease) in unrealized appreciation/depreciation	(6,379,743)	2,578,672
Net realized and unrealized gain (loss) on investments	(10,483,641)	8,111,684
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,309,662)	$9,628,429
[1] Includes securities lending income from affiliate of:	$51,233	$1,082

See Notes to Financial Statements.

246    WisdomTree Trust

Statements of Changes in Net Assets WisdomTree Trust
	WisdomTree Bloomberg U.S. Dollar Bullish Fund		WisdomTree Emerging Currency Strategy Fund
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$9,491,107	$8,551,792	$436,478	$313,885
Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(1,861,890)	(8,987,487)	752,807	288,725
Net increase (decrease) in net unrealized appreciation/depreciation on investments and foreign currency contracts	(911,890)	700,395	(42,513)	3,203
Net increase in net assets resulting from operations	6,717,327	264,700	1,146,772	605,813
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(7,957,586)	(9,556,776)	(326,928)	(366,632)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	534,922,201	388,087,181	7,702,827	3,604,311
Cost of shares redeemed	(409,300,056)	(446,156,575)	—	(1,854,931)
Net increase (decrease) in net assets resulting from capital share transactions	125,622,145	(58,069,394)	7,702,827	1,749,380
Net Increase (Decrease) in Net Assets	124,381,886	(67,361,470)	8,522,671	1,988,561
NET ASSETS:
Beginning of year	$154,968,324	$222,329,794	$9,344,392	$7,355,831
End of year	$279,350,210	$154,968,324	$17,867,063	$9,344,392
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	5,900,000	8,350,000	500,000	400,000
Shares created	20,300,000	14,100,000	400,000	200,000
Shares redeemed	(15,600,000)	(16,550,000)	—	(100,000)
Shares outstanding, end of year	10,600,000	5,900,000	900,000	500,000

See Notes to Financial Statements.

WisdomTree Trust    247

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree 1-3 Year Laddered Treasury Fund		WisdomTree 7-10 Year Laddered Treasury Fund
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$763,736	$312,787	$157,927	$129,314
Net realized gain (loss) on investments	(16,168)	23,719	(18,120)	(47,315)
Net increase (decrease) in net unrealized appreciation/depreciation on investments	(273,620)	43,721	(147,265)	(55,469)
Net increase (decrease) in net assets resulting from operations	473,948	380,227	(7,458)	26,530
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(783,133)	(313,667)	(160,094)	(129,333)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,094,564	17,200,431	2,507,937	2,032,199
Cost of shares redeemed	(503,972)	(2,022,599)	(993,571)	(1,963,632)
Net increase in net assets resulting from capital share transactions	5,590,592	15,177,832	1,514,366	68,567
Net Increase (Decrease) in Net Assets	5,281,407	15,244,392	1,346,814	(34,236)
NET ASSETS:
Beginning of year	$17,265,323	$2,020,931	$3,029,659	$3,063,895
End of year	$22,546,730	$17,265,323	$4,376,473	$3,029,659
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	340,000	40,000	60,000	60,000
Shares created	120,000	340,000	50,000	40,000
Shares redeemed	(10,000)	(40,000)	(20,000)	(40,000)
Shares outstanding, end of year	450,000	340,000	90,000	60,000

See Notes to Financial Statements.

248    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Bianco Total Return Fund		WisdomTree Core Laddered Municipal Fund
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2026	For the Period April 3, 2025* through August 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$3,714,507	$1,949,848	$267,719	$47,578
Net realized loss on investments	(615,488)	(63,558)	(1,899)	(174)
Net increase (decrease) in net unrealized appreciation/depreciation on investments	(2,794,954)	844,020	(115,719)	75,907
Net increase in net assets resulting from operations	304,065	2,730,310	150,101	123,311
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(3,743,065)	(1,950,903)	(267,719)	(47,578)
Tax return of capital	—	—	(682)	(22)
Total distributions to shareholders	(3,743,065)	(1,950,903)	(268,401)	(47,600)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	43,193,771	65,184,648	6,196,950	4,978,078
Cost of shares redeemed	(9,772,525)	(254,839)	(2,058,830)	(100)
Net increase in net assets resulting from capital share transactions	33,421,246	64,929,809	4,138,120	4,977,978
Net Increase in Net Assets	29,982,246	65,709,216	4,019,820	5,053,689
NET ASSETS:
Beginning of period	$72,595,240	$6,886,024	$5,053,789	$100
End of period	$102,577,486	$72,595,240	$9,073,609	$5,053,789
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	2,850,000	270,000	200,000	4
Shares created	1,700,000	2,590,000	240,000	200,000
Shares redeemed	(390,000)	(10,000)	(80,000)	(4)
Shares outstanding, end of period	4,160,000	2,850,000	360,000	200,000

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

WisdomTree Trust    249

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Efficient TIPS Plus Gold Fund (consolidated)	WisdomTree Emerging Markets Corporate Bond Fund
	For the Period January 22, 2026* through August 31, 2026	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$319,020	$4,995,965	$3,981,727
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	(2,049,994)	223,713	75,973
Net increase (decrease) in net unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	772,825	(1,472,499)	592,770
Net increase (decrease) in net assets resulting from operations	(958,149)	3,747,179	4,650,470
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(306,023)	(5,041,475)	(4,086,121)
Tax return of capital	(27,352)	—	—
Total distributions to shareholders	(333,375)	(5,041,475)	(4,086,121)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	13,894,890	16,739,432	19,894,515
Cost of shares redeemed	(837,288)	(3,364,745)	—
Net increase in net assets resulting from capital share transactions	13,057,602	13,374,687	19,894,515
Net Increase in Net Assets	11,766,078	12,080,391	20,458,864
NET ASSETS:
Beginning of period	$120	$86,466,249	$66,007,385
End of period	$11,766,198	$98,546,640	$86,466,249
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	3	1,300,000	1,000,000
Shares created	350,000	250,000	300,000
Shares redeemed	(25,003)	(50,000)	—
Shares outstanding, end of period	325,000	1,500,000	1,300,000

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

250    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Emerging Markets Local Debt Fund		WisdomTree Floating Rate Treasury Fund
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$6,994,671	$4,157,880	$644,274,225	$786,374,483
Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(741,555)	(2,808,868)	12,267,846	9,856,413
Net increase in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	764,822	4,619,844	18,580,035	5,077,213
Net increase in net assets resulting from operations	7,017,938	5,968,856	675,122,106	801,308,109
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(5,390,682)	(1,744,059)	(644,226,463)	(788,210,474)
Tax return of capital	(1,423,818)	(2,068,441)	—	—
Total distributions to shareholders	(6,814,500)	(3,812,500)	(644,226,463)	(788,210,474)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	81,566,851	9,440,798	8,651,777,296	7,087,556,369
Cost of shares redeemed	(12,791,660)	(12,045,744)	(8,722,356,749)	(5,665,468,059)
Net increase (decrease) in net assets resulting from capital share transactions	68,775,191	(2,604,946)	(70,579,453)	1,422,088,310
Net Increase (Decrease) in Net Assets	68,978,629	(448,590)	(39,683,810)	1,435,185,945
NET ASSETS:
Beginning of year	$73,346,602	$73,795,192	$18,801,671,018	$17,366,485,073
End of year	$142,325,231	$73,346,602	$18,761,987,208	$18,801,671,018
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	2,600,000	2,700,000	373,887,500	345,627,500
Shares created	2,800,000	350,000	171,720,000	140,740,000
Shares redeemed	(450,000)	(450,000)	(173,130,000)	(112,480,000)
Shares outstanding, end of year	4,950,000	2,600,000	372,477,500	373,887,500
See Notes to Financial Statements.

WisdomTree Trust    251

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree High Income Laddered Municipal Fund		WisdomTree Inflation Plus Fund (consolidated)
	For the Year Ended August 31, 2026	For the Period April 3, 2025* through August 31, 2025	For the Year Ended August 31, 2026	For the Period June 18, 2025* through August 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$201,129	$43,269	$611,993	$11,746
Net realized gain (loss) on investments and futures contracts	(7,549)	(22)	433,255	(29,022)
Net increase in net unrealized appreciation/depreciation on investments and futures contracts	15,211	4,429	810,613	41,566
Net increase in net assets resulting from operations	208,791	47,676	1,855,861	24,290
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(194,600)	(41,800)	(606,693)	(8,000)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,031,938	3,953,205	23,141,645	1,500,000
Cost of shares redeemed	(1,018,225)	(100)	(1,827,645)	(120)
Net increase in net assets resulting from capital share transactions	1,013,713	3,953,105	21,314,000	1,499,880
Net Increase in Net Assets	1,027,904	3,958,981	22,563,168	1,516,170
NET ASSETS:
Beginning of period	$3,959,081	$100	$1,516,290	$120
End of period	$4,986,985	$3,959,081	$24,079,458	$1,516,290
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	160,000	4	50,000	4
Shares created	80,000	160,000	650,000	50,000
Shares redeemed	(40,000)	(4)	(50,000)	(4)
Shares outstanding, end of period	200,000	160,000	650,000	50,000

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

252    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Interest Rate Hedged High Yield Bond Fund		WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$13,055,524	$10,461,079	$4,112,868	$5,222,346
Net realized gain (loss) on investments and futures contracts	4,323,556	1,149,413	2,307,891	(94,398)
Net increase (decrease) in net unrealized appreciation/depreciation on investments and futures contracts	(2,249,864)	1,155,492	(1,463,521)	1,052,754
Net increase in net assets resulting from operations	15,129,216	12,765,984	4,957,238	6,180,702
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(13,015,844)	(10,623,143)	(4,057,320)	(5,493,927)
Tax return of capital	—	(19,451)	—	—
Total distributions to shareholders	(13,015,844)	(10,642,594)	(4,057,320)	(5,493,927)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	117,132,806	44,806,895	61,003,148	61,636,468
Cost of shares redeemed	(6,702,280)	(10,908,728)	(12,398,457)	(125,366,436)
Net increase (decrease) in net assets resulting from capital share transactions	110,430,526	33,898,167	48,604,691	(63,729,968)
Net Increase (Decrease) in Net Assets	112,543,898	36,021,557	49,504,609	(63,043,193)
NET ASSETS:
Beginning of year	$183,665,257	$147,643,700	$94,986,834	$158,030,027
End of year	$296,209,155	$183,665,257	$144,491,443	$94,986,834
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	8,200,000	6,700,000	4,250,000	7,100,000
Shares created	5,200,000	2,000,000	2,700,000	2,750,000
Shares redeemed	(300,000)	(500,000)	(550,000)	(5,600,000)
Shares outstanding, end of year	13,100,000	8,200,000	6,400,000	4,250,000

See Notes to Financial Statements.

WisdomTree Trust    253

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Mortgage Plus Bond Fund		WisdomTree Voya Yield Enhanced USD Universal Bond Fund
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$3,010,952	$2,338,656	$64,864,753	$64,832,063
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	120,395	(116,639)	(1,281,270)	46,837
Net decrease in net unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(1,368,275)	(27,073)	(34,760,342)	(16,991,988)
Net increase in net assets resulting from operations	1,763,072	2,194,944	28,823,141	47,886,912
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(3,038,052)	(2,391,056)	(64,132,589)	(66,300,162)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	17,680,563	21,913,421	170,257,990	188,307,956
Cost of shares redeemed	(8,917,770)	(8,897,828)	(206,058,226)	(141,558,420)
Net increase (decrease) in net assets resulting from capital share transactions	8,762,793	13,015,593	(35,800,236)	46,749,536
Net Increase (Decrease) in Net Assets	7,487,813	12,819,481	(71,109,684)	28,336,286
NET ASSETS:
Beginning of year	$66,344,310	$53,524,829	$1,381,872,367	$1,353,536,081
End of year	$73,832,123	$66,344,310	$1,310,762,683	$1,381,872,367
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	1,500,000	1,200,000	28,300,000	27,320,000
Shares created	400,000	500,000	3,500,000	3,880,000
Shares redeemed	(200,000)	(200,000)	(4,220,000)	(2,900,000)
Shares outstanding, end of year	1,700,000	1,500,000	27,580,000	28,300,000

See Notes to Financial Statements.

254    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund		WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$39,434,864	$38,873,573	$2,289,975	$1,756,555
Net realized gain (loss) on investments and futures contracts	(8,688,594)	(12,886,461)	122,022	197,125
Net increase (decrease) in net unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(16,974,696)	(1,210,038)	(1,004,097)	100,851
Net increase in net assets resulting from operations	13,771,574	24,777,074	1,407,900	2,054,531
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(39,366,890)	(39,555,076)	(2,281,872)	(1,782,448)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	223,161,966	132,297,625	38,466,816	14,237,719
Cost of shares redeemed	(99,382,738)	(242,160,851)	(33,674,502)	(9,528,104)
Net increase (decrease) in net assets resulting from capital share transactions	123,779,228	(109,863,226)	4,792,314	4,709,615
Net Increase (Decrease) in Net Assets	98,183,912	(124,641,228)	3,918,342	4,981,698
NET ASSETS:
Beginning of year	$808,533,947	$933,175,175	$43,186,419	$38,204,721
End of year	$906,717,859	$808,533,947	$47,104,761	$43,186,419
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	18,500,000	21,100,000	900,000	800,000
Shares created	5,100,000	3,000,000	800,000	300,000
Shares redeemed	(2,300,000)	(5,600,000)	(700,000)	(200,000)
Shares outstanding, end of year	21,300,000	18,500,000	1,000,000	900,000

See Notes to Financial Statements.

WisdomTree Trust    255

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Efficient Gold Plus Equity Strategy Fund (consolidated)		WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$6,168,471	$1,290,468	$2,569,149	$316,725
Net realized gain on investments, futures contracts, foreign currency contracts and foreign currency related transactions	46,601,703	18,216,160	10,318,488	4,465,133
Net increase in net unrealized appreciation/depreciation on investments, futures contracts, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	82,985,361	24,172,916	38,379,723	13,954,372
Net increase in net assets resulting from operations	135,755,535	43,679,544	51,267,360	18,736,230
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(20,850,900)	(3,699,370)	(5,814,292)	(1,346,160)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	265,715,819	250,604,241	188,451,943	35,886,774
Cost of shares redeemed	(197,681,475)	(31,801,317)	(71,377,521)	(4,760,893)
Net increase in net assets resulting from capital share transactions	68,034,344	218,802,924	117,074,422	31,125,881
Net Increase in Net Assets	182,938,979	258,783,098	162,527,490	48,515,951
NET ASSETS:
Beginning of year	$298,747,814	$39,964,716	$58,410,803	$9,894,852
End of year	$481,686,793	$298,747,814	$220,938,293	$58,410,803
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	5,900,000	1,100,000	950,000	300,000
Shares created	4,300,000	5,500,000	2,200,000	800,000
Shares redeemed	(3,100,000)	(700,000)	(900,000)	(150,000)
Shares outstanding, end of year	7,100,000	5,900,000	2,250,000	950,000

See Notes to Financial Statements.

256    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Efficient Rare Earth Plus Strategic Metals Fund (consolidated)	WisdomTree Enhanced Commodity Strategy Fund (consolidated)
	For the Period May 7, 2026* through August 31, 2026	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$12,347	$6,597,641	$4,892,761
Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(317,133)	31,872,070	(2,777,582)
Net increase (decrease) in net unrealized appreciation/depreciation on investments and futures contracts	(577,860)	29,119,442	16,236,969
Net increase (decrease) in net assets resulting from operations	(882,646)	67,589,153	18,352,148
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	—	(10,753,956)	(4,670,528)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,085,681	111,988,634	48,134,667
Cost of shares redeemed	(1,384,409)	(11,862,342)	(39,017,328)
Net increase in net assets resulting from capital share transactions	6,701,272	100,126,292	9,117,339
Net Increase in Net Assets	5,818,626	156,961,489	22,798,959
NET ASSETS:
Beginning of period	$100	$147,507,201	$124,708,242
End of period	$5,818,726	$304,468,690	$147,507,201
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	2	7,150,000	6,750,000
Shares created	150,000	4,900,000	2,500,000
Shares redeemed	(25,002)	(500,000)	(2,100,000)
Shares outstanding, end of period	125,000	11,550,000	7,150,000

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

WisdomTree Trust    257

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Equity Premium Income Fund		WisdomTree Managed Futures Strategy Fund (consolidated)
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$14,051,849	$8,259,235	$6,447,579	$6,403,985
Net realized gain on investments, futures contracts, written options, foreign currency contracts and foreign currency related transactions	42,263,907	13,495,803	24,259,616	1,030,870
Net increase (decrease) in net unrealized appreciation/depreciation on investments, futures contracts, written options and translation of assets and liabilities denominated in foreign currencies	(4,579,223)	514,199	3,184,059	2,178,668
Net increase in net assets resulting from operations	51,736,533	22,269,237	33,891,254	9,613,523
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(49,453,972)	(20,074,145)	(5,554,403)	(7,002,051)
Tax return of capital	—	(4,992,291)	—	—
Total distributions to shareholders	(49,453,972)	(25,066,436)	(5,554,403)	(7,002,051)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	261,955,563	200,028,543	86,922,181	22,901,171
Cost of shares redeemed	(31,765,165)	(26,750,396)	(17,413,775)	(68,021,182)
Net increase (decrease) in net assets resulting from capital share transactions	230,190,398	173,278,147	69,508,406	(45,120,011)
Net Increase (Decrease) in Net Assets	232,472,959	170,480,948	97,845,257	(42,508,539)
NET ASSETS:
Beginning of year	$295,514,085	$125,033,137	$164,938,650	$207,447,189
End of year	$527,987,044	$295,514,085	$262,783,907	$164,938,650
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	9,050,000	3,800,000	4,500,000	5,800,000
Shares created	7,900,000	6,100,000	2,200,000	650,000
Shares redeemed	(950,000)	(850,000)	(450,000)	(1,950,000)
Shares outstanding, end of year	16,000,000	9,050,000	6,250,000	4,500,000

See Notes to Financial Statements.

258    WisdomTree Trust

Statements of Changes in Net Assets (concluded) WisdomTree Trust
	WisdomTree Private Credit and Alternative Income Fund		WisdomTree Target Range Fund
	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$5,173,979	$4,342,884	$1,516,745	$1,515,019
Net realized gain (loss) on investments and written options	(4,103,898)	(1,588,044)	5,533,012	3,176,206
Net increase (decrease) in net unrealized appreciation/depreciation on investments and written options	(6,379,743)	(815,712)	2,578,672	(552,298)
Net increase (decrease) in net assets resulting from operations	(5,309,662)	1,939,128	9,628,429	4,138,927
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(6,717,533)	(4,545,858)	(3,483,904)	(2,889,461)
Tax return of capital	—	(940,240)	—	—
Total distributions to shareholders	(6,717,533)	(5,486,098)	(3,483,904)	(2,889,461)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,653,232	48,463,186	9,854,316	18,788,634
Cost of shares redeemed	(6,761,525)	(3,029,220)	(2,666,308)	(22,749,283)
Net increase (decrease) in net assets resulting from capital share transactions	1,891,707	45,433,966	7,188,008	(3,960,649)
Net Increase (Decrease) in Net Assets	(10,135,488)	41,886,996	13,332,533	(2,711,183)
NET ASSETS:
Beginning of year	$62,119,832	$20,232,836	$59,535,178	$62,246,361
End of year	$51,984,344	$62,119,832	$72,867,711	$59,535,178
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	3,540,000	1,060,000	2,350,000	2,525,000
Shares created	560,000	2,660,000	375,000	775,000
Shares redeemed	(440,000)	(180,000)	(100,000)	(950,000)
Shares outstanding, end of year	3,660,000	3,540,000	2,625,000	2,350,000

See Notes to Financial Statements.

WisdomTree Trust    259

Financial Highlights WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Bloomberg U.S. Dollar Bullish Fund	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022
Net asset value, beginning of year	$26.27	$26.63	$26.93	$28.81	$25.57
Investment Operations:
Net investment income[1]	0.85	1.08	1.29	0.96	0.06
Net realized and unrealized gain (loss)	0.22[2]	(0.34)	0.17 [2]	(0.80)	3.18
Net increase from payment by sub-adviser	—	—	—	—	0.00 [3]
Total from investment operations	1.07	0.74	1.46	0.16	3.24
Dividends and distributions to shareholders:
Net investment income	(0.99)	(1.10)	(1.76)	(0.28)	—
Capital gains	—	—	—	(1.76)	—
Total dividends and distributions to shareholders	(0.99)	(1.10)	(1.76)	(2.04)	—
Net asset value, end of year	$26.35	$26.27	$26.63	$26.93	$28.81
TOTAL RETURN[4]	4.16%	2.59%	5.77%	0.71%	12.67%[5]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$279,350	$154,968	$222,330	$196,577	$397,582
Ratio to average net assets of:
Expenses, net of expense waivers[6]	0.50%	0.50%	0.50%	0.50%	0.50%
Expenses, prior to expense waivers[6]	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	3.27%	3.99%	4.84%	3.52%	0.21%
Portfolio turnover rate[7,8]	96%	185%	106%	78%	156%
WisdomTree Emerging Currency Strategy Fund	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022
Net asset value, beginning of year	$18.69	$18.39	$17.68	$16.47	$18.19
Investment Operations:
Net investment income (loss)[1]	0.61	0.68	0.85	0.63	(0.04)
Net realized and unrealized gain (loss)	1.02	0.54	0.22	0.71	(1.68)
Total from investment operations	1.63	1.22	1.07	1.34	(1.72)
Dividends to shareholders:
Net investment income	(0.47)	(0.92)	(0.36)	(0.13)	—
Net asset value, end of year	$19.85	$18.69	$18.39	$17.68	$16.47
TOTAL RETURN[4]	8.83%	7.09%	6.11%	8.20%	(9.46)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$17,867	$9,344	$7,356	$8,839	$8,235
Ratio to average net assets of:
Expenses, net of expense waivers[6]	0.55%	0.55%	0.55%	0.55%	0.55%
Expenses, prior to expense waivers[6]	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income (loss)	3.16%	3.78%	4.74%	3.67%	(0.21)%
Portfolio turnover rate[7,8]	0%	12%	132%	0%	36%

1Based on average shares outstanding.

2The amount of net realized and unrealized loss per share does not correspond with the amounts reported within the Statements of Changes in Net Assets due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

3Amount represents less than $0.005.

4Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, if any, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

5Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

6Does not include expenses of the underlying investment companies, if applicable.

7Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

8During the periods noted, the WisdomTree Floating Rate Treasury Fund was the only long-term security held or transacted during the period. It is considered a long-term security for portfolio turnover calculation and therefore the variability in the portfolio turnover was primarily caused by transactions in this security alone (see the “Investment in Affiliates” supplementary table included in the Schedule of Investments for transaction activity related to this security for the current fiscal year).

See Notes to Financial Statements.

260    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree 1-3 Year Laddered Treasury Fund	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Period March 14, 2024* through August 31, 2024
Net asset value, beginning of period	$50.78	$50.52	$49.97
Investment Operations:
Net investment income[1]	1.78	1.93	1.07
Net realized and unrealized gain (loss)	(0.64)	0.16	0.48
Total from investment operations	1.14	2.09	1.55
Dividends and distributions to shareholders:
Net investment income	(1.78)	(1.81)	(1.00)
Capital gains	(0.04)	(0.02)	—
Total dividends and distributions to shareholders	(1.82)	(1.83)	(1.00)
Net asset value, end of period	$50.10	$50.78	$50.52
TOTAL RETURN[2]	2.29%	4.24%	3.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$22,547	$17,265	$2,021
Ratio to average net assets of:
Expenses[3]	0.15%	0.15%	0.15%[4]
Net investment income	3.53%	3.85%	4.61%[4]
Portfolio turnover rate[5]	100%	107%	53%
WisdomTree 7-10 Year Laddered Treasury Fund	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Period March 14, 2024* through August 31, 2024
Net asset value, beginning of period	$50.49	$51.06	$49.89
Investment Operations:
Net investment income[1]	1.97	1.92	0.94
Net realized and unrealized gain (loss)	(1.83)	(0.55)	1.16
Total from investment operations	0.14[6]	1.37	2.10
Dividends and distributions to shareholders:
Net investment income	(2.00)	(1.91)	(0.93)
Capital gains	—	(0.03)	—
Total dividends and distributions to shareholders	(2.00)	(1.94)	(0.93)
Net asset value, end of period	$48.63	$50.49	$51.06
TOTAL RETURN[2]	0.24%	2.80%	4.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,376	$3,030	$3,064
Ratio to average net assets of:
Expenses[3]	0.15%	0.15%	0.15%[4]
Net investment income	3.94%	3.86%	4.09%[4]
Portfolio turnover rate[5]	38%	38%	19%

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, if any, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3Does not include expenses of the underlying investment companies, if applicable.

4Annualized.

5Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

6   The amount of total from investment operations per share does not correspond with the amounts reported within the Statements of Changes in Net Assets due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

See Notes to Financial Statements.

WisdomTree Trust    261

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Bianco Total Return Fund	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Period December 20, 2023* through August 31, 2024
Net asset value, beginning of period	$25.47	$25.50	$24.97
Investment Operations:
Net investment income[1]	1.01	1.04	0.50
Net realized and unrealized gain (loss)	(0.81)	(0.10)	0.50
Total from investment operations	0.20	0.94	1.00
Dividends and distributions to shareholders:
Net investment income	(1.01)	(0.95)	(0.47)
Capital gains	(0.00)[2]	(0.02)	—
Total dividends and distributions to shareholders	(1.01)	(0.97)	(0.47)
Net asset value, end of period	$24.66	$25.47	$25.50
TOTAL RETURN[3]	0.77%	3.79%	4.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$102,577	$72,595	$6,886
Ratio to average net assets of:
Expenses, net of expense waivers[4]	0.46%	0.47%	0.48%[5]
Expenses, prior to expense waivers[4]	0.50%	0.50%	0.50%[5]
Net investment income	3.98%	4.17%	2.90%[5]
Portfolio turnover rate[6]	107%	154%	72%
WisdomTree Core Laddered Municipal Fund	For the Year Ended August 31, 2026	For the Period April 3, 2025* through August 31, 2025
Net asset value, beginning of period	$25.27	$25.05
Investment Operations:
Net investment income[1]	0.80	0.35
Net realized and unrealized gain (loss)	(0.06)	0.16
Total from investment operations	0.74	0.51
Dividends and distributions to shareholders:
Net investment income	(0.81)	(0.29)
Tax return of capital	(0.00)[2]	(0.00)[2]
Total dividends and distributions to shareholders	(0.81)	(0.29)
Net asset value, end of period	$25.20	$25.27
TOTAL RETURN[3]	2.93%	2.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$9,074	$5,054
Ratio to average net assets of:
Expenses[4]	0.25%	0.25%[5]
Net investment income	3.12%	3.34%[5]
Portfolio turnover rate[6]	47%	0%

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Amount represents less than $0.005.

3Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, if any, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4Does not include expenses of the underlying investment companies, if applicable.

5Annualized.

6Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

262    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Efficient TIPS Plus Gold Fund (consolidated)	For the Period January 22, 2026* through August 31, 2026
Net asset value, beginning of period	$40.65
Investment Operations:
Net investment income[1]	1.40
Net realized and unrealized loss	(4.68)
Total from investment operations	(3.28)
Dividends and distributions to shareholders:
Net investment income	(1.07)
Tax return of capital	(0.10)
Total dividends and distributions to shareholders	(1.17)
Net asset value, end of period	$36.20
TOTAL RETURN[2]	(8.02)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$11,766
Ratio to average net assets of:
Expenses[3]	0.23%[4,5]
Net investment income	6.08%[4]
Portfolio turnover rate[6]	56%
WisdomTree Emerging Markets Corporate Bond Fund	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022
Net asset value, beginning of year	$66.51	$66.01	$62.27	$61.95	$76.11
Investment Operations:
Net investment income[1]	3.53	3.65	3.32	2.74	2.53
Net realized and unrealized gain (loss)	(0.80)	0.59	3.88	0.33	(14.16)
Total from investment operations	2.73	4.24	7.20	3.07	(11.63)
Dividends to shareholders:
Net investment income	(3.54)	(3.74)	(3.46)	(2.75)	(2.53)
Net asset value, end of year	$65.70	$66.51	$66.01	$62.27	$61.95
TOTAL RETURN[2]	4.18%	6.67%	11.92%	5.11%	(15.52)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$98,547	$86,466	$66,007	$40,474	$52,655
Ratio to average net assets of:
Expenses, net of expense waivers[3]	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses, prior to expense waivers[3]	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	5.30%	5.57%	5.22%	4.45%	3.70%
Portfolio turnover rate[6]	160%	199%	147%	142%	36%

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, if any, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3Does not include expenses of the underlying investment companies, if applicable.

4Annualized.

5Prior to April 20, 2026, the Fund’s annual advisory fee rate was 0.30% and, thereafter, was reduced to 0.20% per annum.

6     Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust    263

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Emerging Markets Local Debt Fund	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022
Net asset value, beginning of year	$28.21	$27.33	$27.39	$25.75	$32.48
Investment Operations:
Net investment income[1]	1.80	1.63	1.66	1.50	1.57
Net realized and unrealized gain (loss)	0.47	0.75	(0.28)	1.46	(6.89)
Total from investment operations	2.27	2.38	1.38	2.96	(5.32)
Dividends and distributions to shareholders:
Net investment income	(1.40)	(0.67)	(0.21)	(0.79)	(0.48)
Tax return of capital	(0.33)	(0.83)	(1.23)	(0.53)	(0.93)
Total dividends and distributions to shareholders	(1.73)	(1.50)	(1.44)	(1.32)	(1.41)
Net asset value, end of year	$28.75	$28.21	$27.33	$27.39	$25.75
TOTAL RETURN[2]	8.20%	9.11%	5.24%	11.83%	(16.69)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$142,325	$73,347	$73,795	$102,701	$87,544
Ratio to average net assets of:
Expenses[3]	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	6.26%	6.04%	6.12%	5.68%	5.47%
Portfolio turnover rate[4]	20%	38%	14%	21%	31%
WisdomTree Floating Rate Treasury Fund	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022[5]
Net asset value, beginning of year	$50.29	$50.25	$50.31	$50.24	$50.21
Investment Operations:
Net investment income[1]	1.88	2.22	2.70	2.37	0.56
Net realized and unrealized gain (loss)	0.09	0.05	(0.04)	(0.04)[6]	(0.24)
Total from investment operations	1.97	2.27	2.66	2.33	0.32
Dividends and distributions to shareholders:
Net investment income	(1.89)	(2.23)	(2.72)	(2.26)	(0.29)
Capital gains	—	—	—	(0.00)[7]	(0.00)[7]
Total dividends and distributions to shareholders	(1.89)	(2.23)	(2.72)	(2.26)	(0.29)
Net asset value, end of year	$50.37	$50.29	$50.25	$50.31	$50.24
TOTAL RETURN[2]	3.98%	4.60%	5.41%	4.75%	0.63%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$18,761,987	$18,801,671	$17,366,485	$18,055,898	$8,052,243
Ratio to average net assets of:
Expenses[3]	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	3.74%	4.40%	5.37%	4.71%	1.12%
Portfolio turnover rate[4]	153%	159%	157%	167%	170%

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, if any, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3Does not include expenses of the underlying investment companies, if applicable.

4Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5Per share amounts were adjusted to reflect a 1:2 reverse share split effective March 24, 2022.

6The amount of net realized and unrealized loss per share does not correspond with the amounts reported within the Statements of Changes in Net Assets due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

7Amount represents less than $0.005.

See Notes to Financial Statements.

264    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree High Income Laddered Municipal Fund	For the Year Ended August 31, 2026	For the Period April 3, 2025* through August 31, 2025
Net asset value, beginning of period	$24.74	$25.04
Investment Operations:
Net investment income[1]	0.97	0.39
Net realized and unrealized gain (loss)	0.16	(0.36)
Total from investment operations	1.13	0.03
Dividends to shareholders:
Net investment income	(0.94)	(0.33)
Net asset value, end of period	$24.93	$24.74
TOTAL RETURN[2]	4.57%	0.13%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,987	$3,959
Ratio to average net assets of:
Expenses[3]	0.35%	0.35%[4]
Net investment income	3.81%	3.79%[4]
Portfolio turnover rate[5]	22%	0%
WisdomTree Inflation Plus Fund (consolidated)	For the Year Ended August 31, 2026	For the Period June 18, 2025* through August 31, 2025
Net asset value, beginning of period	$30.33	$30.06
Investment Operations:
Net investment income[1]	1.74	0.26
Net realized and unrealized gain	6.35	0.17
Total from investment operations	8.09	0.43
Dividends and distributions to shareholders:
Net investment income	(1.36)	(0.16)
Capital gains	(0.01)	—
Total dividends and distributions to shareholders	(1.37)	(0.16)
Net asset value, end of period	$37.05	$30.33
TOTAL RETURN[2]	26.96%	1.43%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$24,079	$1,516
Ratio to average net assets of:
Expenses, net of expense waivers[3]	0.65%	0.64%[4]
Expenses, prior to expense waivers[3]	0.65%	0.65%[4]
Net investment income	4.82%	3.78%[4]
Portfolio turnover rate[5]	52%	7%

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, if any, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3Does not include expenses of the underlying investment companies, if applicable.

4Annualized.

5Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust    265

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Interest Rate Hedged High Yield Bond Fund	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022
Net asset value, beginning of year	$22.40	$22.04	$21.29	$20.57	$22.19
Investment Operations:
Net investment income[1]	1.34	1.37	1.34	1.20	0.98
Net realized and unrealized gain (loss)	0.18	0.38	0.76	0.74	(1.65)
Total from investment operations	1.52	1.75	2.10	1.94	(0.67)
Dividends to shareholders:
Net investment income	(1.31)	(1.39)	(1.35)	(1.22)	(0.95)
Tax return of capital	—	(0.00)[2]	—	—	—
Total dividends and distributions to shareholders	(1.31)	(1.39)	(1.35)	(1.22)	(0.95)
Net asset value, end of year	$22.61	$22.40	$22.04	$21.29	$20.57
TOTAL RETURN[3]	7.00%	8.19%	10.14%	9.74%	(3.11)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$296,209	$183,665	$147,644	$151,181	$183,042
Ratio to average net assets of:
Expenses, net of expense waivers[4]	0.43%	0.43%	0.43%	0.43%	0.43%
Expenses, prior to expense waivers[4]	0.43%	0.43%	0.43%	0.43%	0.43%
Net investment income	5.94%	6.18%	6.18%	5.77%	4.53%
Portfolio turnover rate[5]	72%	61%	49%	21%	23%
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023[6]	For the Year Ended August 31, 2022[6]
Net asset value, beginning of year	$22.35	$22.26	$22.19	$22.90	$23.41
Investment Operations:
Net investment income[1]	0.92	0.90	0.85	0.74	0.42
Net realized and unrealized gain (loss)	0.21	0.14	0.61	0.63	(0.51)
Total from investment operations	1.13	1.04	1.46	1.37	(0.09)
Dividends and distributions to shareholders:
Net investment income	(0.90)	(0.95)	(0.88)	(0.77)	(0.42)
Capital gains	—	—	(0.51)	(1.31)	—
Total dividends and distributions to shareholders	(0.90)	(0.95)	(1.39)	(2.08)	(0.42)
Net asset value, end of year	$22.58	$22.35	$22.26	$22.19	$22.90
TOTAL RETURN[3]	5.15%	4.75%	6.82%	6.35%	(0.39)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$144,491	$94,987	$158,030	$200,830	$366,368
Ratio to average net assets of:
Expenses[4]	0.23%	0.23%	0.23%	0.23%	0.23%
Net investment income	4.09%	4.00%	3.84%	3.34%	1.79%
Portfolio turnover rate[5]	119%	112%	111%	171%	131%
Portfolio turnover rate excluding TBA roll transactions[5]	54%	52%	57%	132%	42%

1   Based on average shares outstanding.

2   Amount represents less than $0.005.

3   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, if any, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4   Does not include expenses of the underlying investment companies, if applicable.

5   Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

6   Per share amounts were adjusted to reflect a 2:1 share split effective August 10, 2023.

See Notes to Financial Statements.

266    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Mortgage Plus Bond Fund	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022
Net asset value, beginning of year	$44.23	$44.60	$42.82	$45.57	$50.94
Investment Operations:
Net investment income[1]	1.91	1.78	1.60	1.21	0.50
Net realized and unrealized gain (loss)	(0.78)	(0.32)	1.68	(2.51)	(5.19)
Total from investment operations	1.13	1.46	3.28	(1.30)	(4.69)
Dividends to shareholders:
Net investment income	(1.93)	(1.83)	(1.50)	(1.45)	(0.68)
Net asset value, end of year	$43.43	$44.23	$44.60	$42.82	$45.57
TOTAL RETURN[2]	2.55%	3.42%	7.87%	(2.87)%	(9.27)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$73,832	$66,344	$53,525	$25,691	$36,458
Ratio to average net assets of:
Expenses[3]	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	4.31%	4.07%	3.72%	2.77%	1.02%
Portfolio turnover rate[4]	144%	188%	106%	93%	373%
Portfolio turnover rate excluding TBA roll transactions[4]	26%	31%	23%	41%	19%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Period February 7, 2023* through August 31, 2023
Net asset value, beginning of period	$48.83	$49.54	$48.14	$49.64
Investment Operations:
Net investment income[1]	2.34	2.42	2.28	1.24
Net realized and unrealized gain (loss)	(1.33)	(0.65)	1.37	(1.54)
Total from investment operations	1.01	1.77	3.65	(0.30)
Dividends to shareholders:
Net investment income	(2.31)	(2.48)	(2.25)	(1.20)
Net asset value, end of period	$47.53	$48.83	$49.54	$48.14
TOTAL RETURN[2]	2.06%	3.71%	7.81%	(0.61)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,310,763	$1,381,872	$1,353,536	$1,153,363
Ratio to average net assets of:
Expenses, net of expense waivers[3]	0.15%	0.15%	0.15%	0.15%[5]
Expenses, prior to expense waivers[3]	0.15%	0.15%	0.15%	0.15%[5]
Net investment income	4.80%	4.97%	4.73%	4.51%[5]
Portfolio turnover rate[4]	82%	29%	85%	57%
Portfolio turnover rate excluding TBA roll transactions[4]	82%	27%	72%	53%

*   Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, if any, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3   Does not include expenses of the underlying investment companies, if applicable.

4   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5   Annualized.

See Notes to Financial Statements.

WisdomTree Trust    267

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022
Net asset value, beginning of year	$43.70	$44.23	$42.63	$44.46	$52.61
Investment Operations:
Net investment income[1]	1.98	1.93	1.82	1.49	0.96
Net realized and unrealized gain (loss)	(1.14)	(0.48)	1.62	(1.80)	(8.05)
Total from investment operations	0.84	1.45	3.44	(0.31)	(7.09)
Dividends and distributions to shareholders:
Net investment income	(1.97)	(1.98)	(1.84)	(1.52)	(1.04)
Capital gains	—	—	—	—	(0.02)
Total dividends and distributions to shareholders	(1.97)	(1.98)	(1.84)	(1.52)	(1.06)
Net asset value, end of year	$42.57	$43.70	$44.23	$42.63	$44.46
TOTAL RETURN[2]	1.90%	3.39%	8.28%	(0.66)%	(13.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$906,718	$808,534	$933,175	$899,548	$951,406
Ratio to average net assets of:
Expenses, net of expense waivers[3]	0.12%	0.12%	0.12%	0.12%	0.12%
Expenses, prior to expense waivers[3]	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income	4.53%	4.44%	4.24%	3.46%	1.97%
Portfolio turnover rate[4]	97%	110%	83%	117%	293%
Portfolio turnover rate excluding TBA roll transactions[4]	76%	66%	51%	50%	40%
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022
Net asset value, beginning of year	$47.98	$47.76	$46.64	$47.32	$51.23
Investment Operations:
Net investment income[1]	2.02	2.18	1.78	1.19	0.49
Net realized and unrealized gain (loss)	(0.91)	0.26	1.24	(0.74)	(3.81)
Total from investment operations	1.11	2.44	3.02	0.45	(3.32)
Dividends and distributions to shareholders:
Net investment income	(1.99)	(2.22)	(1.90)	(1.13)	(0.53)
Capital gains	—	—	—	—	(0.06)
Total dividends and distributions to shareholders	(1.99)	(2.22)	(1.90)	(1.13)	(0.59)
Net asset value, end of year	$47.10	$47.98	$47.76	$46.64	$47.32
TOTAL RETURN[2]	2.35%	5.25%	6.62%	0.96%	(6.52)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$47,105	$43,186	$38,205	$97,944	$94,645
Ratio to average net assets of:
Expenses[3]	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income	4.21%	4.59%	3.79%	2.54%	1.00%
Portfolio turnover rate[4]	132%	106%	179%	124%	193%
Portfolio turnover rate excluding TBA roll transactions[4]	132%	101%	114%	19%	21%

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, if any, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3Does not include expenses of the underlying investment companies, if applicable.

4Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

268    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Efficient Gold Plus Equity Strategy Fund (consolidated)	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Period March 17, 2022* through August 31, 2022
Net asset value, beginning of period	$50.64	$36.33	$25.30	$20.89	$25.31
Investment Operations:
Net investment income[1]	0.76	0.53	0.40	0.34	0.13
Net realized and unrealized gain (loss)	19.10	16.43	11.24	4.24	(4.55)
Total from investment operations	19.86	16.96	11.64	4.58	(4.42)
Dividends to shareholders:
Net investment income	(2.66)	(2.65)	(0.61)	(0.17)	—
Net asset value, end of period	$67.84	$50.64	$36.33	$25.30	$20.89
TOTAL RETURN[2]	40.12%	49.14%	47.24%	22.14%	(17.46)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$481,687	$298,748	$39,965	$11,386	$3,133
Ratio to average net assets of:
Expenses[3]	0.20%	0.20%	0.20%	0.20%	0.20%[4]
Net investment income	1.18%	1.21%	1.32%	1.46%	1.26%[4]
Portfolio turnover rate[5]	96%	30%	30%	20%	12%
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Period December 16, 2021* through August 31, 2022
Net asset value, beginning of period	$61.49	$32.98	$23.60	$18.90	$24.49
Investment Operations:
Net investment income[1]	1.27	0.55	0.43	0.38	0.26
Net realized and unrealized gain (loss)	37.94	30.65	10.79	4.65	(5.85)
Total from investment operations	39.21	31.20	11.22	5.03	(5.59)
Dividends to shareholders:
Net investment income	(2.51)	(2.69)	(1.84)	(0.33)	—
Net asset value, end of period	$98.19	$61.49	$32.98	$23.60	$18.90
TOTAL RETURN[2]	65.04%	100.89%	51.48%	26.95%	(22.83)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$220,938	$58,411	$9,895	$7,080	$6,616
Ratio to average net assets of:
Expenses[3]	0.45%	0.45%	0.45%	0.45%	0.45%[4]
Net investment income	1.36%	1.28%	1.72%	1.62%	1.40%[4]
Portfolio turnover rate[5]	67%	20%	17%	16%	27%

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, if any, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3Does not include expenses of the underlying investment companies, if applicable.

4Annualized.

5Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust    269

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Efficient Rare Earth Plus Strategic Metals Fund (consolidated)	For the Period May 7, 2026* through August 31, 2026
Net asset value, beginning of period	$53.02
Investment Operations:
Net investment income[1]	0.10
Net realized and unrealized loss	(6.57)
Total from investment operations	(6.47)
Net asset value, end of period	$46.55
TOTAL RETURN[2]	(12.20)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,819
Ratio to average net assets of:
Expenses[7]	0.55%[3]
Net investment income	0.67%[3]
Portfolio turnover rate[4]	10%
WisdomTree Enhanced Commodity Strategy Fund (consolidated)	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022
Net asset value, beginning of year	$20.63	$18.48	$18.03	$22.74	$22.12
Investment Operations:
Net investment income (loss)[1]	0.67	0.70	0.80	0.53	(0.01)
Net realized and unrealized gain (loss)	6.46	2.11	0.27 [5]	(1.14)	2.66
Total from investment operations	7.13	2.81	1.07	(0.61)	2.65
Dividends and distributions to shareholders:
Net investment income	(1.40)	(0.66)	(0.62)	(4.10)	(2.03)
Capital gains	—	—	—	—	(0.00)[6]
Total dividends and distributions to shareholders	(1.40)	(0.66)	(0.62)	(4.10)	(2.03)
Net asset value, end of year	$26.36	$20.63	$18.48	$18.03	$22.74
TOTAL RETURN[2]	36.51%	15.64%	6.18%	(2.56)%	12.81%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$304,469	$147,507	$124,708	$166,737	$296,724
Ratio to average net assets of:
Expenses, net of expense waivers[7]	0.53%	0.54%	0.55%	0.55%	0.55%
Expenses, prior to expense waivers[7]	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income (loss)	2.91%	3.60%	4.40%	2.87%	(0.06)%
Portfolio turnover rate[4]	13%[9]	26%[9]	42%[9]	0%	47%[8]

*   Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, if any, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3   Annualized.

4   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5   The amount of net realized and unrealized gain per share does not correspond with the amounts reported within the Statements of Changes in Net Assets due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

6   Amount represents less than $0.005.

7   Does not include expenses of the underlying investment companies, if applicable.

8   During the period noted, the WisdomTree Floating Rate Treasury Fund was the only long-term security held or transacted during the period. It is considered a long-term security for portfolio turnover calculation and therefore the variability in the portfolio turnover was primarily caused by transactions in this security alone. (see the “Investments in Affiliates” supplementary table included in the Schedule of Investments for transaction activity related to this security for the current fiscal year).

9   During the periods noted, the WisdomTree Floating Rate Treasury Fund and WisdomTree Bitcoin Fund were the only long-term securities held or transacted during the period. They are considered long-term securities for portfolio turnover calculation and therefore the variability in the portfolio turnover was primarily caused by transactions in these securities alone (see the “Investments in Affiliates” supplementary table included in the Schedule of Investments for transaction activity related to these securities for the current fiscal year).

See Notes to Financial Statements.

270    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Equity Premium Income Fund	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023[1]	For the Year Ended August 31, 2022[1]
Net asset value, beginning of year	$32.65	$32.90	$31.87	$31.61	$32.79
Investment Operations:
Net investment income[2]	1.13	1.31	1.56	1.14	0.01
Net realized and unrealized gain (loss)	3.24	2.33	2.89	2.14	(1.19)
Total from investment operations	4.37	3.64	4.45	3.28	(1.18)
Dividends and distributions to shareholders:
Net investment income	(3.30)	(2.62)	(1.57)	(1.09)	—
Capital gains	(0.72)	(0.61)	—	—	—
Tax return of capital	—	(0.66)	(1.85)	(1.93)	—
Total dividends and distributions to shareholders	(4.02)	(3.89)	(3.42)	(3.02)	—
Net asset value, end of year	$33.00	$32.65	$32.90	$31.87	$31.61
TOTAL RETURN[3]	14.14%	11.79%	14.68%	11.06%	(3.60)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$527,987	$295,514	$125,033	$98,797	$104,322
Ratio to average net assets of:
Expenses, net of expense waivers[4]	0.44%	0.44%	0.44%	0.44%	0.44%
Expenses, prior to expense waivers[4]	0.44%	0.44%	0.44%	0.44%	0.44%
Net investment income	3.42%	4.05%	4.83%	3.64%	0.02%
Portfolio turnover rate[5,6]	0%	11%	32%	12%	8%
WisdomTree Managed Futures Strategy Fund (consolidated)	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022
Net asset value, beginning of year	$36.65	$35.77	$35.03	$34.72	$41.41
Investment Operations:
Net investment income (loss)[2]	1.21	1.30	1.55	1.02	(0.09)
Net realized and unrealized gain (loss)	5.35	0.83	0.85	0.96	(1.39)
Total from investment operations	6.56	2.13	2.40	1.98	(1.48)
Dividends to shareholders:
Net investment income	(1.16)	(1.25)	(1.66)	(1.67)	(5.21)
Net asset value, end of year	$42.05	$36.65	$35.77	$35.03	$34.72
TOTAL RETURN[3]	18.24%	6.12%	7.16%	6.00%	(3.91)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$262,784	$164,939	$207,447	$154,145	$140,599
Ratio to average net assets of:
Expenses, net of expense waivers[4]	0.64%	0.64%	0.65%	0.65%	0.65%
Expenses, prior to expense waivers[4]	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	3.06%	3.70%	4.35%	3.05%	(0.24)%
Portfolio turnover rate[5]	106%[7]	96%[7]	37%[7]	16%[6]	7%[6]

1The information reflects the investment objective and strategy of the WisdomTree CBOE S&P 500 PutWrite Strategy Fund through October 24, 2022 and the investment objective and strategy of the WisdomTree Equity Premium Income Fund thereafter.

2Based on average shares outstanding.

3Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, if any, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4Does not include expenses of the underlying investment companies, if applicable.

5Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

6During the period noted, the WisdomTree Floating Rate Treasury Fund was the only long-term security held or transacted during the period. It is considered a long-term security for portfolio turnover calculation and therefore the variability in the portfolio turnover was primarily caused by transactions in this security alone (see the “Investments in Affiliates” supplementary table included in the Schedule of Investments for transaction activity related to this security for the current fiscal year).

7During the period noted, the WisdomTree Floating Rate Treasury Fund and WisdomTree Bitcoin Fund were the only long-term securities held or transacted during the period. They are considered long-term securities for portfolio turnover calculation and therefore the variability in the portfolio turnover was primarily caused by transactions in these securities alone (see the “Investments in Affiliates” supplementary table included in the Schedule of Investments for transaction activity related to these securities for the current fiscal year).

See Notes to Financial Statements.

WisdomTree Trust    271

Financial Highlights (concluded) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Private Credit and Alternative Income Fund	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022
Net asset value, beginning of year	$17.55	$19.09	$18.85	$20.39	$25.79
Investment Operations:
Net investment income[1]	1.45	1.64	1.90	1.94	1.49
Net realized and unrealized gain (loss)	(2.92)	(1.11)	0.61	(1.15)	(4.82)
Total from investment operations	(1.47)	0.53	2.51	0.79	(3.33)
Dividends and distributions to shareholders:
Net investment income	(1.88)	(1.79)	(1.97)	(1.97)	(1.66)
Capital gains	—	—	—	—	(0.01)
Tax return of capital	—	(0.28)	(0.30)	(0.36)	(0.40)
Total dividends and distributions to shareholders	(1.88)	(2.07)	(2.27)	(2.33)	(2.07)
Net asset value, end of year	$14.20	$17.55	$19.09	$18.85	$20.39
TOTAL RETURN[2]	(8.43)%	3.21%	14.54%	5.28%	(13.50)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's omitted)	$51,984	$62,120	$20,233	$12,063	$10,193
Ratio to average net assets of:
Expenses, net of expense waivers[3]	0.50%	0.50%	0.50%	0.50%	0.50%
Expenses, prior to expense waivers[3]	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	9.48%	9.33%	10.30%	10.64%	6.35%
Portfolio turnover rate[4]	53%	33%	33%	33%	52%
WisdomTree Target Range Fund	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Period October 7, 2021* through August 31, 2022
Net asset value, beginning of period	$25.33	$24.65	$22.47	$21.99	$24.99
Investment Operations:
Net investment income (loss)[1]	0.61	0.64	0.73	0.53	(0.01)
Net realized and unrealized gain (loss)	3.27	1.20	2.48	0.05	(2.99)
Total from investment operations	3.88	1.84	3.21	0.58	(3.00)
Dividends and distributions to shareholders:
Net investment income	(0.60)	(0.64)	(1.03)	(0.10)	—
Capital gains	(0.85)	(0.52)	—	—	—
Total dividends and distributions to shareholders	(1.45)	(1.16)	(1.03)	(0.10)	—
Net asset value, end of period	$27.76	$25.33	$24.65	$22.47	$21.99
TOTAL RETURN[2]	15.89%	7.68%	14.74%	2.65%	(12.00)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$72,868	$59,535	$62,246	$64,046	$51,675
Ratio to average net assets of:
Expenses, net of expense waivers[3]	0.70%	0.70%	0.70%	0.70%	0.70%[5]
Expenses, prior to expense waivers[3]	0.70%	0.70%	0.70%	0.70%	0.70%[5]
Net investment income (loss)	2.33%	2.64%	3.19%	2.42%	(0.06)%[5]
Portfolio turnover rate[4]	0%	0%	0%	5%	0%

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, if any, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3Does not include expenses of the underlying investment companies, if applicable.

4Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5Annualized.

See Notes to Financial Statements.

272    WisdomTree Trust

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Bloomberg U.S. Dollar Bullish Fund (“U.S. Dollar Bullish Fund” and also referred to herein as “Currency Strategy Funds”)	December 18, 2013
WisdomTree Emerging Currency Strategy Fund (“Emerging Currency Strategy Fund” and also referred to herein as “Currency Strategy Funds”)	May 6, 2009
WisdomTree 1-3 Year Laddered Treasury Fund (“1-3 Year Laddered Treasury Fund”)	March 14, 2024
WisdomTree 7-10 Year Laddered Treasury Fund (“7-10 Year Laddered Treasury Fund”)	March 14, 2024
WisdomTree Bianco Total Return Fund (“Bianco Total Return Fund”)	December 20, 2023
WisdomTree Core Laddered Municipal Fund (“Core Laddered Municipal Fund”)	April 3, 2025
WisdomTree Efficient TIPS Plus Gold Fund (“Efficient TIPS Plus Gold Fund”) (consolidated)	January 22, 2026
WisdomTree Emerging Markets Corporate Bond Fund (“Emerging Markets Corporate Bond Fund”)	March 8, 2012
WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund”)	August 9, 2010
WisdomTree Floating Rate Treasury Fund (“Floating Rate Treasury Fund”)	February 4, 2014
WisdomTree High Income Laddered Municipal Fund (“High Income Laddered Municipal Fund”)	April 3, 2025
WisdomTree Inflation Plus Fund (“Inflation Plus Fund”) (consolidated)	June 18, 2025
WisdomTree Interest Rate Hedged High Yield Bond Fund (“Interest Rate Hedged High Yield Bond Fund” and also referred to herein as “Duration Funds”)	December 18, 2013
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund (“Interest Rate Hedged U.S. Aggregate Bond Fund” and also referred to herein as “Duration Funds”)	December 18, 2013
WisdomTree Mortgage Plus Bond Fund (“Mortgage Plus Bond Fund”)	November 14, 2019
WisdomTree Voya Yield Enhanced USD Universal Bond Fund (“Voya Yield Enhanced USD Universal Bond Fund”)	February 7, 2023
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (“Yield Enhanced U.S. Aggregate Bond Fund”)	July 9, 2015
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund (“Yield Enhanced U.S. Short-Term Aggregate Bond Fund”)	May 18, 2017
WisdomTree Efficient Gold Plus Equity Strategy Fund (“Efficient Gold Plus Equity Strategy Fund”) (consolidated)	March 17, 2022
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (“Efficient Gold Plus Gold Miners Strategy Fund”) (consolidated)	December 16, 2021
WisdomTree Efficient Rare Earth Plus Strategic Metals Fund (“Efficient Rare Earth Plus Strategic Metals Fund”) (consolidated)	May 7, 2026
WisdomTree Enhanced Commodity Strategy Fund (“Enhanced Commodity Strategy Fund”) (consolidated)	January 23, 2008	*
WisdomTree Equity Premium Income Fund (“Equity Premium Income Fund”)	February 24, 2016
WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy Fund”) (consolidated)	January 5, 2011
WisdomTree Private Credit and Alternative Income Fund (“Private Credit and Alternative Income Fund”)	May 6, 2021
WisdomTree Target Range Fund (“Target Range Fund”)	October 7, 2021

*     After the close of business on December 18, 2020, the WisdomTree Continuous Commodity Index Fund (the “Predecessor Fund”), a commodity pool that was not registered under the Investment Company Act of 1940, as amended (“1940 Act”), was reorganized into the WisdomTree Enhanced Commodity Strategy Fund (the “Successor Fund”), an investment company registered under the 1940 Act. The Successor Fund adopted the financial information for the Predecessor Fund. Accordingly, the commencement of operations date shown is that of the Predecessor Fund.

Each Fund is actively managed except for the 1-3 Year Laddered Treasury Fund, 7-10 Year Laddered Treasury Fund, Bianco Total Return Fund, Floating Rate Treasury Fund, Interest Rate Hedged High Yield Bond Fund, Interest Rate Hedged U.S. Aggregate Bond Fund, Voya Yield Enhanced USD Universal Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund, Yield Enhanced U.S. Short-Term Aggregate Bond Fund, Equity Premium Income Fund and Private Credit and Alternative Income Fund which seek to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

WisdomTree Trust    273

Notes to Financial Statements (continued)

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Basis of Consolidation — The financial statements of the Efficient TIPS Plus Gold Fund, Inflation Plus Fund, Efficient Gold Plus Equity Strategy Fund, Efficient Gold Plus Gold Miners Strategy Fund, Efficient Rare Earth Plus Strategic Metals Fund, Enhanced Commodity Strategy Fund and Managed Futures Strategy Fund (each a “Parent Fund”), include the accounts of WisdomTree Efficient TIPS Plus Gold Fund Portfolio I, WisdomTree Inflation Plus Portfolio I, WisdomTree Efficient Gold Plus Equity Strategy Portfolio I, WisdomTree Efficient Gold Plus Gold Miners Strategy Portfolio I, WisdomTree Efficient Rare Earth Plus Strategic Metals Fund Portfolio I, WisdomTree Enhanced Commodity Strategy Portfolio I and WisdomTree Managed Futures Portfolio I, respectively, each a wholly-owned and controlled Cayman Islands subsidiary (each a “Subsidiary”). For each Parent Fund, the accompanying financial statements reflect the financial position and results of operations on a consolidated basis with its Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Each Parent Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in its Subsidiary. Each Parent Fund’s investment in its Subsidiary may not exceed 25% of the respective Parent Fund’s total assets at the end of each fiscal quarter in order to meet the requirements for qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced (“TBA”) securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Repurchase agreements are valued at par which represents their fair value. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, using spot and forward rates provided by an independent pricing service provider. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Option contracts (excluding FLexible EXchange® Options (“FLEX Options”)) generally are valued at the mean of the closing bid/ask price on the primary exchange on which they trade. FLEX options are valued using a model-based price provided by an independent pricing service provider as of the official close of the primary exchange on which the FLEX Options trade. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”), or exchange-traded notes (“ETNs” or “ETN”) or closed-end funds (“CEFs” or “CEF”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF, ETN or CEF has not traded on its principal exchange.

Pursuant to Board-approved valuation procedures established by the Trust and WTAM, the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio

274    WisdomTree Trust

Notes to Financial Statements (continued)

investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurement, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a  security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon rate, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from

WisdomTree Trust    275

Notes to Financial Statements (continued)

actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal year or period ended August 31, 2026, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts, foreign currency futures contracts, commodity futures contracts, interest rate futures contracts, equity futures contracts, and equity options contracts during the fiscal year or period ended August 31, 2026 and open positions in such derivatives as of August 31, 2026 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. The Fund’s derivative agreements may also contain credit-risk-related contingent features which may include, but are not limited to, a percentage decline in the Funds’ NAV or net assets over a specified time period. If an event occurred at August 31, 2026 that triggered a contingent feature, the counterparty to the agreement may require a Fund to post collateral (or additional collateral) or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment due to a counterparty. The maximum exposure to derivatives agreements with credit-risk-related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed in Note 2 — Master Netting Arrangements under the column entitled “Liabilities: Net Amount”. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of August 31, 2026, if any, is reflected as a footnote within each Fund’s Schedule of Investments. At August 31, 2026, no event occurred that triggered a credit-risk-related contingent feature.

As of August 31, 2026, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
U.S. Dollar Bullish Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$1,410,180	Unrealized depreciation on foreign currency contracts	$4,654,170
Emerging Currency Strategy Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	218,280	Unrealized depreciation on foreign currency contracts	78,189
Efficient TIPS Plus Gold Fund (consolidated)
Commodity risk	Unrealized appreciation on futures contracts*	942,719	Unrealized depreciation on futures contracts*	—
Emerging Markets Corporate Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	59,704	Unrealized depreciation on futures contracts*	25,770
Emerging Markets Local Debt Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	127,592	Unrealized depreciation on foreign currency contracts	105,733
Inflation Plus Fund (consolidated)
Commodity risk	Unrealized appreciation on futures contracts*	1,383,939	Unrealized depreciation on futures contracts*	323,483

276    WisdomTree Trust

Notes to Financial Statements (continued)
Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Interest Rate Hedged High Yield Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	$1,052,988	Unrealized depreciation on futures contracts*	$—
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	503,352	Unrealized depreciation on futures contracts*	—
Mortgage Plus Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	24,800	Unrealized depreciation on futures contracts*	15,241
Voya Yield Enhanced USD Universal Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	122,031	Unrealized depreciation on futures contracts*	307,991
Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Interest rate risk	Unrealized appreciation on futures contracts*	967	Unrealized depreciation on futures contracts*	23,272
Efficient Gold Plus Equity Strategy Fund (consolidated)
Commodity risk	Unrealized appreciation on futures contracts*	36,634,276	Unrealized depreciation on futures contracts*	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
Commodity risk	Unrealized appreciation on futures contracts*	11,604,794	Unrealized depreciation on futures contracts*	—
Foreign currency risk	Unrealized appreciation on foreign currency contracts	359	Unrealized depreciation on foreign currency contracts	—
Efficient Rare Earth Plus Strategic Metals Fund (consolidated)
Commodity risk	Unrealized appreciation on futures contracts*	235,780	Unrealized depreciation on futures contracts*	295,505
Enhanced Commodity Strategy Fund (consolidated)
Commodity risk	Unrealized appreciation on futures contracts*	43,843,619	Unrealized depreciation on futures contracts*	3,730,985
Equity Premium Income Fund
Equity risk	Purchased options, at value**	—	Written options, at value	16,769,438
Managed Futures Strategy Fund (consolidated)
Commodity risk	Unrealized appreciation on futures contracts*	5,771,136	Unrealized depreciation on futures contracts*	1,392,552
Equity risk	Unrealized appreciation on futures contracts*	2,493,224	Unrealized depreciation on futures contracts*	—
Foreign currency risk	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	119,748
Interest rate risk	Unrealized appreciation on futures contracts*	209,516	Unrealized depreciation on futures contracts*	54,208
Target Range Fund
Equity risk	Purchased options, at value**	18,150,349	Written options, at value	1,690,126

*    Includes cumulative appreciation (depreciation) of futures contracts as reported in each Fund’s Schedule of Investments. Generally only current day’s variation margin is reported within the Statements of Assets and Liabilities. Please see Note 2 (Futures Contracts) on page 282 for additional information regarding balance sheet location of balances associated with futures contracts.

**   Purchased options, at value are reported in the Fund’s Investment in securities, at value within the Statements of Assets and Liabilities.

WisdomTree Trust    277

Notes to Financial Statements (continued)

For the fiscal year or period ended August 31, 2026, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
U.S. Dollar Bullish Fund
Foreign currency risk	$(1,891,928)	$(883,198)
Emerging Currency Strategy Fund
Foreign currency risk	752,664	(42,314)
Efficient TIPS Plus Gold Fund (consolidated)[3]
Commodity risk	(1,982,873)	942,719
Emerging Markets Corporate Bond Fund
Interest rate risk	(157,874)	56,742
Emerging Markets Local Debt Fund
Foreign currency risk	(34,743)	(27,226)
Inflation Plus Fund (consolidated)
Commodity risk	673,223	1,034,995
Interest Rate Hedged High Yield Bond Fund
Interest rate risk	3,943,482	1,247,691
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate risk	2,680,047	794,245
Mortgage Plus Bond Fund
Interest rate risk	(10,438)	5,244
Voya Yield Enhanced USD Universal Bond Fund
Interest rate risk	(1,089,305)	(276,172)
Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Interest rate risk	(80,931)	(38,594)
Efficient Gold Plus Equity Strategy Fund (consolidated)
Commodity risk	25,730,346	30,234,422
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
Commodity risk	314,980	10,380,608
Foreign currency risk	28,319	359
Efficient Rare Earth Plus Strategic Metals Fund (consolidated)[4]
Foreign currency risk	2,000	—
Commodity risk	(306,749)	(59,725)
Enhanced Commodity Strategy Fund (consolidated)
Commodity risk	32,215,938	31,099,952
Equity Premium Income Fund
Equity risk	42,266,152	(4,362,635)
Managed Futures Strategy Fund (consolidated)
Commodity risk	11,544,572	2,939,921
Equity risk	13,733,530	90,844
Foreign currency risk	(291,481)	(183,689)
Interest rate risk	(69,253)	182,411
Target Range Fund
Equity risk	5,532,336	2,613,178
[1] Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

278    WisdomTree Trust

Notes to Financial Statements (continued)
Commodity risk	Net realized gain (loss) from futures contracts
Equity risk	Net realized gain (loss) from purchased options are included in net realized gain (loss) from investment transactions
Net realized gain (loss) from written options
Net realized gain (loss) from futures contracts
Foreign currency risk	Net realized gain (loss) from foreign currency contracts
Net realized gain (loss) from futures contracts
Interest rate risk	Net realized gain (loss) from futures contracts
[2] Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:
Commodity risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts
Equity risk	Net unrealized gain (loss) from purchased options are included in net increase (decrease) in unrealized appreciation/depreciation from investment transactions
Net increase (decrease) in unrealized appreciation/depreciation from written options
Net increase (decrease) in unrealized appreciation/depreciation from futures contracts
Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts
Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts
Interest rate risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts
[3] For the period January 22, 2026 (commencement of operations) through August 31, 2026. [4] For the period May 7, 2026 (commencement of operations) through August 31, 2026.

During the fiscal year or period ended August 31, 2026, the volume of derivative activity (based on the average of month-end notional balances, except where footnoted) for each Fund was as follows:

Fund	Average Notional
	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)	Futures contracts (short)	Purchased options	Written options
U.S. Dollar Bullish Fund
Foreign currency risk	$130,545,506	$410,325,495	$—	$—	$—	$—
Emerging Currency Strategy Fund
Foreign currency risk	15,989,281	2,136,410	—	—	—	—
Efficient TIPS Plus Gold Fund (consolidated)[1]
Commodity risk	—	—	7,749,294	—	—	—
Emerging Markets Corporate Bond Fund
Interest rate risk	—	—	13,944,224	8,707,999	—	—
Emerging Markets Local Debt Fund
Foreign currency risk	8,839,972	1,105,883	—	—	—	—
Inflation Plus Fund (consolidated)
Commodity risk	—	—	8,921,269	2,190,717	—	—
Interest Rate Hedged High Yield Bond Fund
Interest rate risk	—	—	4,927,483	193,581,228	—	—
Interest Rate Hedged U.S. Aggregate Bond Fund
Interest rate risk	—	—	—	111,661,537	—	—
Mortgage Plus Bond Fund
Interest rate risk	—	—	5,804,698	1,518,895	—	—
Voya Yield Enhanced USD Universal Bond Fund
Interest rate risk	—	—	113,687,315	15,241,053	—	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Interest rate risk	—	—	4,896,780	409,643	—	—
Efficient Gold Plus Equity Strategy Fund (consolidated)
Commodity risk	—	—	456,083,476	—	—	—

WisdomTree Trust    279

Notes to Financial Statements (continued)
Fund	Average Notional
	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)	Futures contracts (short)	Purchased options	Written options
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
Commodity risk	$—	$—	$164,637,482	$—	$—	$—
Foreign currency risk	75,203	118,836	—	—	—	—
Efficient Rare Earth Plus Strategic Metals Fund (consolidated)[2]
Foreign currency risk	3,286	—	—	—	—	—
Commodity risk	—	—	7,868,860	2,499,984	—	—
Enhanced Commodity Strategy Fund (consolidated)
Commodity risk	—	—	241,319,028	26,642,538	—	—
Equity Premium Income Fund
Equity risk	—	—	—	—	—	424,652,700
Managed Futures Strategy Fund (consolidated)
Commodity risk	—	—	50,090,920	23,100,059	—	—
Equity risk	—	—	74,371,309	—	—	—
Foreign currency risk	54,602	1,014,214	17,488,881	—	—	—
Interest rate risk	—	—	18,691,948	8,979,096	—	—
Target Range Fund
Equity risk	—	—	—	—	53,856,685	64,621,385
[1] For the period January 22, 2026 (commencement of operations) through August 31, 2026. [2] For the period May 7, 2026 (commencement of operations) through August 31, 2026.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income (including amortization of premiums and accretion of discounts), less any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as scientific amortization method). Payment-in-kind (“PIK”) interest income is accrued daily and the increase in a security’s principal amount related to such PIK interest income is recorded on the coupon payment date. PIK interest income is presented separately as “Payment-in-kind interest” in the Statements of Operations when it exceeds 5% of a Fund’s total investment income for the reporting period. Otherwise, PIK interest income is included in “Interest” in the Statements of Operations. Dividend income net of foreign withholding taxes, if any, is recognized on the ex-dividend date. Upon notification from real estate investment trust (“REIT”) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off interest receivable balances in default by the issuer as of the date any applicable interest payment grace period or forbearance period expires or as of the date any interest payment cancellation notification was publicly made available or when it becomes probable that interest will not be collected and the amount of uncollectable interest can be reasonably estimated.

Foreign Taxes — The Funds may be subject to foreign taxes (a portion of which may be reclaimable or refundable) on foreign income or capital gains on investment transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and tax rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are accrued and applied to foreign income as the foreign income is earned and are reflected on the Statements of Operations as follows: foreign taxes withheld on dividends are presented as a reduction to investment income in “Less: Foreign withholding taxes on dividends”, foreign taxes on capital gains from investment transactions, if any, are included in “Net realized gain (loss) from investment transactions”, and deferred foreign taxes on net unrealized appreciation on investments, if any, are included in “Net increase (decrease) in unrealized appreciation/ depreciation on investment transactions”. Foreign taxes payable or deferred as of August 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities in “Payables: Foreign capital gains tax”.

In certain foreign jurisdictions, when the Funds incur subsequent capital losses on investment transactions that occurred during the tax year in the applicable foreign jurisdiction, the Funds may be entitled to a refund on any foreign taxes paid on previous capital gain investment transactions that occurred during the tax year of the applicable foreign jurisdiction. Foreign capital gain tax refunds on investment transactions are included in “Net realized gain (loss) from investment transactions” on the Statements of Operations and foreign capital gain tax refunds that remain unpaid as of August 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities in “Receivables: Foreign capital gains tax refund”.

280    WisdomTree Trust

Notes to Financial Statements (continued)

The Funds file foreign tax reclaims in certain foreign jurisdictions to recover a portion of amounts previously withheld on dividend income if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims recorded relating to current fiscal year investment income are included in the Statements of Operations as a reduction to the balance shown for “Foreign withholding taxes on dividends” and foreign tax reclaims recorded, but not yet received as of August 31, 2026, if any, are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends/interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/ or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

WisdomTree Trust    281

Notes to Financial Statements (continued)

Repurchase Agreements — Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund acquires securities or other obligations as collateral from a commercial bank or securities broker-dealer and simultaneously commits to resell them to the counterparty at an agreed upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the acquired obligations. This is designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. Each Fund maintains custody of the acquired collateral prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains separate accounts for both the Fund and the counterparty. Because repurchase agreements are collateralized by securities, they are subject to market and credit risk on the acquired collateral in addition to counterparty credit risk. The acquired collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. If the acquired collateral declines in value and becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral value is at least equal to the repurchase price plus any agreed-upon additional amount. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Foreign Currency Contracts — The U.S. Dollar Bullish Fund utilized foreign currency contracts to obtain net short exposure to foreign currencies consistent with its investment strategy. The Emerging Currency Strategy Fund utilized foreign currency contracts to obtain net long exposure to foreign currencies consistent with its investment strategy. The Emerging Markets Local Debt Fund utilized foreign currency contracts to obtain long and short exposures to foreign currencies consistent with its investment objective. The Efficient Gold Plus Gold Miners Strategy Fund, Efficient Rare Earth Plus Strategic Metals Fund and Managed Futures Strategy Fund utilized foreign currency contracts primarily to facilitate foreign security settlements and foreign currency repatriation. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. A Fund may be required to pledge collateral in connection with its foreign currency contracts. Securities pledged as collateral, including their market value at period end, are disclosed in the applicable Fund’s Schedule of Investments.

Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled are included in “net realized gain (loss) from foreign currency contracts” on the Statements of Operations.

Futures Contracts — The Duration Funds utilized futures contracts to obtain net short exposure to U.S. Treasury bonds to hedge against a rise in interest rates. The Emerging Markets Corporate Bond Fund, Mortgage Plus Bond Fund, Voya Yield Enhanced USD Universal Bond Fund and Yield Enhanced U.S. Short-Term Aggregate Bond Fund each utilized futures contracts on U.S. Treasury bonds to manage interest rate risk. The Efficient TIPS Plus Gold Fund, Efficient Gold Plus Equity Strategy Fund and Efficient Gold Plus Gold Miners Strategy Fund utilized futures contracts to obtain long exposure to commodities consistent with their investment objective. The Inflation Plus Fund, Efficient Rare Earth Plus Strategic Metals Fund, and Enhanced Commodity Strategy Fund utilized futures contracts to obtain long and short exposures to commodities consistent with their investment objective. The Managed Futures Strategy Fund utilized futures contracts to obtain long and short exposures to currencies, commodities, interest rates and equity indexes consistent with its investment objective. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency, equity, or U.S. Treasury security, collectively herein, “Reference Asset”) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified Reference Asset at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. A Fund may also cash settle upon the expiration date of a futures contract in which no physical delivery (or receipt) of the specified Reference Asset comprising the futures contract is made. Instead, settlement in cash would occur upon the expiration of the contract, with the cash settlement being the difference between the contract price and the actual price of the specified Reference Asset at the expiration date. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin, if any, is shown as “Deposits at broker for futures contracts” in the Statements of Assets and Liabilities, and U.S. government securities deposited, if any, are designated in the Schedule of Investments. Subsequent payments, known as “variation

282    WisdomTree Trust

Notes to Financial Statements (continued)

margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the unrealized net gain or loss is reclassified to realized gain or loss on futures. The current one-day variation margin on open futures contracts, and the current accumulated variation margin on certain futures contracts that are received or paid when the futures contract expires, is shown on the Statements of Assets and Liabilities as either a receivable or a payable for “Net variation margin on futures contracts”. The variation margin that has been received or paid by the Funds, that is on deposit with the broker, on both open and closed futures contracts, are shown in the Statements of Assets and Liabilities, in whole or in part, as a component of, or an offset to, “Deposits at broker for futures contracts”, “Foreign currency deposits at broker for futures contracts”, “Deposits due to broker for futures contracts”, or “Foreign currency deposits due to broker for futures contracts”. Deposits at broker utilized for futures contract margin requirements generally are restricted from withdrawal. The Funds have adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act to assess and manage the Funds’ derivatives risk. Rule 18f-4 limits the amount of derivatives a fund can enter into and replaces the asset segregation framework previously used by the Funds to comply with Section 18 of the 1940 Act.

Options Contracts — The Equity Premium Income Fund utilized option contracts by writing put options on the State Street SPDR S&P 500 ETF Trust and/or S&P 500 Index. The Target Range Fund utilized option contracts by purchasing long call options and writing short call options on a portfolio of four exchanged traded funds (“ETFs”) that track the performance of large-and mid-capitalization companies in the United States, developed market countries and emerging market countries, respectively, consisting of the State Street SPDR S&P 500 ETF Trust, iShares Russell 2000 ETF, iShares MSCI EAFE ETF, and iShares MSCI Emerging Markets ETF consistent with its investment objective. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or financial instrument. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or financial instrument. A premium is paid to the writer of an option as consideration for undertaking the obligation in the contract. The Equity Premium Income Fund and Target Range Fund may purchase and write options on an exchange or over the counter (“OTC”). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of nonperformance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.

When an option is purchased, an amount equal to the premium paid is recorded as an asset, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, a loss equal to the amount of premium paid is realized. When a security or financial instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the security or financial instrument acquired or deducted from the proceeds of the security or financial instrument sold.

When an option is written, an amount equal to the premium received is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased from the exercise of the written put option to form the basis in the underlying security purchased.

The purchaser or writer of an option may close the position before the exercise of the option by entering into a closing transaction. In the case of a written option, the cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss. With respect to a purchased option, the original premium paid is deducted from the proceeds received from a closing transaction resulting in a realized gain or loss.

The risk associated with purchasing put and call options is limited to the premiums paid. The risk in writing a covered call option (i.e., an option trading strategy in which a call option is written while either holding a long position in the underlying security or by having the ability to hold the underlying security by purchasing a long call option of the same share amount) is that the writer of the option may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing an uncovered call option is that the writer of the option is exposed to the potential risk of unlimited loss if the market price of the underlying security increases. The risk in writing a put option is that the writer of the option may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the purchaser or writer of an option may not be able to enter into a closing transaction because of an illiquid secondary market.

WisdomTree Trust    283

Notes to Financial Statements (continued)

The maximum payout (i.e., potential downside risk) for written put options is limited to the number of contracts written, the contract size (typically 100), and the associated strike prices. At August 31, 2026, the maximum payout for written options for the Equity Premium Income Fund was $553,665,500. At August 31, 2026, the maximum payout for written put options for the Target Range Fund was $78,280,000. However, the Target Range Fund employs a “call spread” strategy on the iShares MSCI EAFE ETF, iShares MSCI Emerging Markets ETF, iShares Russell 2000 ETF, and State Street SPDR S&P 500 ETF Trust (each, an “Underlying ETF”). This strategy involves purchasing call options on each Underlying ETF that are 15% in-the-money and selling (i.e., writing) call options that are 15% out-of-the-money. If the Underlying ETF share price declines, the potential loss on the Target Range Fund’s call spread strategy is limited to the premiums paid on call options purchased minus any premiums received from writing call options. At August 31, 2026, the total premiums paid on purchased call options minus premiums received on written call options for the Target Range Fund was $11,846,411.

Other significant risks associated with the use of options contracts may include the following: (1) the success of a strategy may depend on the investment adviser’s ability to predict movements in the prices of individual commodities, currencies or securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the commodities, currencies or securities and the price of options; (3) although the Equity Premium Income Fund and Target Range Fund intend to enter into options contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in options contracts.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The gross securities lending income earned by the Funds from the investment of securities lending cash collateral in a money market fund affiliated with the Trust is included in “Securities lending income, net” and disclosed in a footnote on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

284    WisdomTree Trust

Notes to Financial Statements (continued)

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

Repurchase agreements are subject to the terms and conditions of a Master Repurchase Agreement (“Master Repurchase Agreement”) between a Fund and a counterparty. In the event of a default or failure by a party to perform an obligation with respect to a repurchase transaction, the Master Repurchase Agreement gives the non-defaulting party the right to set-off claims and to apply collateral held by it in connection with a repurchase transaction against obligations owed to the non-defaulting party.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Each Fund’s futures contracts and options contracts are all exchange traded and are not subject to master netting arrangements. Therefore, all futures contracts and options contracts are excluded from the netting table.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, Master Repurchase Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of August 31, 2026, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement, Master Repurchase Agreement and the Lending Agreement are detailed in the following table:

Fund	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
U.S. Dollar Bullish Fund
Foreign Currency Contracts	$ 1,410,180	$(606,027)	$ —	$804,153	$4,654,170	$(606,027)	$(686,531)	$(3,361,612)
Emerging Currency Strategy Fund
Repurchase Agreement	4,840,000	—	(4,840,000)[1]	—	—	—	—	—
Foreign Currency Contracts	218,280	(24,156)	—	194,124	78,189	(24,156)	—	54,033
7-10 Year Laddered Treasury Fund
Securities Lending	638,328	—	(638,328)[1]	—	—	—	—	—
Bianco Total Return Fund
Securities Lending	29,474,826	—	(29,474,826)[1]	—	—	—	—	—
Emerging Markets Corporate Bond Fund
Securities Lending	4,203,011	—	(4,203,011)[1]	—	—	—	—	—
Emerging Markets Local Debt Fund
Repurchase Agreement	11,130,000	—	(11,130,000)[1]	—	—	—	—	—
Securities Lending	1,505,549	—	(1,505,549)[1]	—	—	—	—	—
Foreign Currency Contracts	127,592	(6,567)	—	121,025	105,733	(6,567)	—	99,166
Interest Rate Hedged High Yield Bond Fund
Securities Lending	22,802,856	—	(22,802,856)[1]	—	—	—	—	—
Interest Rate Hedged U.S. Aggregate Bond Fund
Securities Lending	6,781,480	—	(6,781,480)[1]	—	—	—	—	—
Repurchase Agreement	5,890,000	—	(5,890,000)[1]	—	—	—	—	—
WisdomTree Trust    285

Notes to Financial Statements (continued)
Fund	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Voya Yield Enhanced USD Universal Bond Fund
Securities Lending	$90,969,045	$ —	$(90,969,045)[1]	$ —	$ —	$ —	$ —	$ —
Yield Enhanced U.S. Aggregate Bond Fund
Repurchase Agreement	11,760,000	—	(11,760,000)[1]	—	—	—	—	—
Securities Lending	93,977,348	—	(93,977,348)[1]	—	—	—	—	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Securities Lending	2,054,623	—	(2,054,623)[1]	—	—	—	—	—
Efficient Gold Plus Equity Strategy Fund (consolidated)
Securities Lending	2,050,217	—	(2,050,217)[1]	—	—	—	—	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)
Securities Lending	3,613,473	—	(3,613,473)[1]	—	—	—	—	—
Foreign Currency Contracts	359	—	—	359	—	—	—	—
Private Credit and Alternative Income Fund
Securities Lending	10,219,808	—	(10,219,808)[1]	—	—	—	—	—
[1] The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Interest-Only and Principal-Only Securities — The Funds may invest in interest-only (“IO”) and principal-only (“PO”) securities which are typically created by splitting a traditional mortgage-backed security or pool of loans into an IO and a PO security. In general, the IO security is entitled to receive the interest payments on the underlying debt obligation(s) and the PO security is entitled to receive the principal payments of the underlying debt obligation(s). Both IO and PO securities are subject to prepayments and therefore prepayment risk. IO securities are at risk for faster than anticipated prepayments and PO securities are at risk for slower than anticipated prepayments. Assumptions regarding the rates of prepayment play a significant role in the value of these securities. If the underlying debt obligation experiences greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in the IO security.

Collateralized Loan Obligations — The Funds may invest in the debt tranche of collateralized loan obligations (“CLOs”). CLOs bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As CLOs are backed by pools of loans, they also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk profile and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The value of an investment in a CLO may decline as a result of, but not limited to, underlying loan defaults and/or market anticipation of defaults, credit impairment on the underlying loans or the disappearance of one or more subordinate tranches resulting from changes in the credit profile of the underlying loans.

To-be-announced Transactions — Interest Rate Hedged U.S. Aggregate Bond Fund, Mortgage Plus Bond Fund, Voya Yield Enhanced USD Universal Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and Yield Enhanced U.S. Short-Term Aggregate Bond Fund may invest in U.S. agency mortgage-backed pass-through securities which are securities issued by entities such as Government National Mortgage Association and Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA Transaction”. In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined a few days prior to the settlement date; however, it is not anticipated

286    WisdomTree Trust

Notes to Financial Statements (continued)

that the Interest Rate Hedged U.S. Aggregate Bond Fund, Mortgage Plus Bond Fund, Voya Yield Enhanced USD Universal Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and Yield Enhanced U.S. Short-Term Aggregate Bond Fund generally will not take delivery of pools, but instead will participate in rolling TBA Transactions whereby instead of receiving pools on the purchase settlement date, the position is offset by a current sale of the TBA security with a simultaneous forward purchase of a substantially similar TBA security (i.e., same type, coupon, maturity) to settle on a specified future date.

The Interest Rate Hedged U.S. Aggregate Bond Fund, Mortgage Plus Bond Fund, Voya Yield Enhanced USD Universal Bond Fund, Yield Enhanced U.S. Aggregate Bond Fund and Yield Enhanced U.S. Short-Term Aggregate Bond Fund may also enter into TBA sale commitments to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. Realized gains and losses on TBA sale commitments are included in “net realized gain (loss) from investments” on the Statements of Operations and fluctuations in the value of open TBA sale commitments are included in “net increase (decrease) in unrealized appreciation/depreciation from investments” on the Statements of Operations.

Digital Assets Risk — The Enhanced Commodity Strategy Fund, Inflation Plus Fund and Managed Futures Strategy Fund do not invest in bitcoin directly but each may invest up to 10% of their net assets in any combination of shares of one or more exchange-traded products that primarily hold bitcoin (each, a “Bitcoin ETP”) and bitcoin futures contracts. Enhanced Commodity Strategy Fund, Inflation Plus Fund and Managed Futures Strategy Fund may invest in the WisdomTree Bitcoin Fund (ticker: BTCW), a Bitcoin ETP sponsored by an affiliate of the Adviser. Enhanced Commodity Strategy Fund, Inflation Plus Fund and Managed Futures Strategy Fund may also invest in cash-settled bitcoin futures traded on the Chicago Mercantile Exchange, which is a futures exchange registered with the Commodity Futures Trading Commission. Bitcoin is a digital asset (i.e., a cryptocurrency) whose ownership and behavior are determined by participants in an online, peer-to-peer network that connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. Bitcoin and bitcoin futures are a relatively new asset class. They are subject to unique and substantial risks, and historically, have been subject to significant price volatility. The market for bitcoin futures is also relatively new and commenced trading on the Chicago Mercantile Exchange in 2017. As a result, the market for bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurances that this growth will continue. The price of bitcoin could drop precipitously (including to zero), which would be expected to have a similar impact on the bitcoin futures price. Each of these factors and events could have a significant negative impact on Enhanced Commodity Strategy Fund, Inflation Plus Fund and Managed Futures Strategy Fund.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Code. A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

WisdomTree Trust    287

Notes to Financial Statements (continued)

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds, except for Emerging Markets Corporate Bond Fund, Interest Rate Hedged High Yield Bond Fund, Mortgage Plus Bond Fund, Voya Yield Enhanced USD Universal Bond Fund and Yield Enhanced U.S. Short-Term Aggregate Bond Fund which are sub-advised by Voya Investment Management Co., LLC (“Voya”); Inflation Plus Fund, Enhanced Commodity Strategy Fund, Managed Futures Strategy Fund, Equity Premium Income Fund and Target Range Fund which are sub-advised by Newton Investment Management North America, LLC (“Newton”); and Core Laddered Municipal Fund and High Income Laddered Municipal Fund which are sub-advised by Insight North America, LLC (“Insight”). Mellon, Voya, Newton and Insight are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets as shown in the following table:

Fund	Advisory Fee Rate	Advisory Fee Waiver
U.S. Dollar Bullish Fund	0.50%	(0.00)%[4,6,7]
Emerging Currency Strategy Fund	0.55%	(0.00)%[6,7]
1-3 Year Laddered Treasury Fund	0.15%	—
7-10 Year Laddered Treasury Fund	0.15%	—
Bianco Total Return Fund	0.50%	(0.04)%[1,4]
Core Laddered Municipal Fund	0.25%	—
Efficient TIPS Plus Gold Fund (consolidated)[2]	0.20%	—
Emerging Markets Corporate Bond Fund	0.60%	(0.00)%[4,7]
Emerging Markets Local Debt Fund	0.55%	—
Floating Rate Treasury Fund	0.15%	—
High Income Laddered Municipal Fund	0.35%	—
Inflation Plus Fund (consolidated)	0.65%	(0.00)%[5,7]
Interest Rate Hedged High Yield Bond Fund	0.43%	(0.00)%[4,7]
Interest Rate Hedged U.S. Aggregate Bond Fund	0.23%	—
Mortgage Plus Bond Fund	0.45%	—
Voya Yield Enhanced USD Universal Bond Fund	0.15%	(0.00)%[4,7]
Yield Enhanced U.S. Aggregate Bond Fund	0.12%	(0.00)%[4,7]
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	0.12%	—
Efficient Gold Plus Equity Strategy Fund (consolidated)	0.20%	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	0.45%	—
Efficient Rare Earth Plus Strategic Metals Fund (consolidated)[3]	0.55%	—
Enhanced Commodity Strategy Fund (consolidated)	0.55%	(0.02)%[4,5,6]
Equity Premium Income Fund	0.44%	(0.00)%[6,7]
Managed Futures Strategy Fund (consolidated)	0.65%	(0.01)%[4,5,6]
Private Credit and Alternative Income Fund	0.50%	(0.00)%[4,7]
Target Range Fund	0.70%	(0.00)%[4,7]

[1]   WTAM has contractually agreed, through December 31, 2026, to reduce the Fund’s advisory fee in an amount equal to the advisory fee paid to it by any WisdomTree Fund in which the Fund invests with respect to such investment. The amount waived may be reduced to offset the incremental costs related to an investment in an underlying fund and paid by WTAM. This waiver agreement may be terminated by WTAM upon advance notice at the conclusion of any one-year term or by the Fund’s Board of Trustees at any time.

[2] Since the commencement of operations on January 22, 2026. The advisory fee was reduced from 0.30% to 0.20% on April 20, 2026.

288    WisdomTree Trust

Notes to Financial Statements (continued)

[3] Since the commencement of operations on May 7, 2026.

4     WTAM has contractually agreed for each Fund, through March 11, 2027, to waive a portion of its advisory fee associated with investments of cash collateral from securities lending in the WisdomTree Treasury Money Market Digital Fund by the amount necessary to reduce the expense ratio of the WisdomTree Treasury Money Market Digital Fund, currently 0.25% of net assets per annum, to an effective rate of 0.09% of net assets per annum. This waiver agreement may be terminated by WTAM upon advance notice at the conclusion of any one-year term or by the Fund’s Board of Trustees at any time.

5     WTAM has contractually agreed, through December 31, 2026, to waive a portion of its advisory fee associated with investments in WisdomTree Bitcoin Fund (“BTCW”). The amount of the waiver will be equal to the sponsor fee, currently 0.25% of net assets per annum, paid to WisdomTree Digital Commodity Services by BTCW with respect to Fund assets invested in BTCW. This waiver agreement may be terminated by WTAM upon advance notice at the conclusion of any one-year term or by the Fund’s Board of Trustees at any time.

[6]Reflects voluntary waiver to waive a portion of the advisory fee associated with the Fund’s investment in WisdomTree Floating Rate Treasury Fund.

[7]     Amount represents less than (0.01)%.

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal year or period ended August 31, 2026, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of its advisory fees, that it would otherwise charge, for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (e.g., fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statements of Operations in “Expense waivers”.

WTAM has contractually agreed to waive a portion of its advisory fee associated with investments of cash collateral from securities lending in the WisdomTree Treasury Money Market Digital Fund (the “Digital Money Fund”), a series of WisdomTree Digital Trust, which is managed by WisdomTree Digital Management, Inc., a registered investment adviser and affiliate of WTAM. WTAM has agreed to reduce its advisory fee to be paid by a Fund for that portion of the Fund’s assets invested in the Digital Money Fund by the amount necessary to reduce the net expense ratio of the Digital Money Fund, currently 0.25% of net assets per annum, to an effective rate of 0.09% of net assets per annum. The agreement will automatically be renewed for one-year terms unless earlier terminated by the Board of the Trust or WTAM. The dollar amount of contractual fee waivers are included in “Expense waivers — contractual” on the Statements of Operations. Additionally, securities lending income from the affiliate is shown on each applicable Fund’s Schedule of Investments in the “Investment in Affiliates” supplementary table.

WTAM has also contractually agreed to waive a portion of its advisory fee associated with Inflation Plus Fund, Enhanced Commodity Strategy Fund, and Managed Futures Strategy Fund (each an “Affected Fund”) investments in shares of the WisdomTree Bitcoin Fund (“BTCW”), an exchange-traded product registered with the SEC in accordance with the Securities Act of 1933 and that is sponsored by WisdomTree Digital Commodity Services, LLC (the “Sponsor”), an affiliate of WTAM. BTCW pays the Sponsor a fee (the “Sponsor Fee”) for its services, and such fee currently is 0.25% of BTCW’s net assets, calculated daily and paid monthly. For the term of this agreement and to the extent an Affected Fund invests in shares of BTCW, WTAM will waive a portion of the management fee it would otherwise be entitled to receive from an Affected Fund in an amount equal to the Sponsor Fee, currently 0.25% of net assets, paid to the Sponsor of BTCW with respect to Affected Fund assets invested in BTCW. The agreement will automatically be renewed for one-year terms unless earlier terminated by the Board of the Trust or WTAM. The dollar amount of contractual fee waivers is included in “Expense waivers — contractual” on the Statements of Operations.

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the fiscal year or period ended August 31, 2026, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	At August 31, 2026		For the Fiscal Year Ended August 31, 2026
	Fund Shares held by WT	Market Value of Fund Shares Held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
U.S. Dollar Bullish Fund	98	$2,580	$114
Emerging Currency Strategy Fund	1	20	0 *
Emerging Markets Local Debt Fund	435	12,485	391
Floating Rate Treasury Fund	105,581	5,319,171	1,558,433
Inflation Plus Fund (consolidated)	—	—	1,900
Interest Rate Hedged High Yield Bond Fund	97	2,196	126
Interest Rate Hedged U.S. Aggregate Bond Fund	1	23	1

WisdomTree Trust    289

Notes to Financial Statements (continued)
Fund	At August 31, 2026		For the Fiscal Year Ended August 31, 2026
	Fund Shares held by WT	Market Value of Fund Shares Held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Mortgage Plus Bond Fund	29,998	$1,303,575	$53,577
Yield Enhanced U.S. Aggregate Bond Fund	2,604	110,904	4,716
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	74	3,487	340
Efficient Gold Plus Equity Strategy Fund (consolidated)	81	5,509	221
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	4	393	—
Enhanced Commodity Strategy Fund (consolidated)	190	5,013	278
Equity Premium Income Fund	223	7,348	873
Managed Futures Strategy Fund (consolidated)	379	16,058	441
Target Range Fund	78	2,165	105
* Amount represents less than $1.

4. CAPITAL SHARE TRANSACTIONS

As of August 31, 2026, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof to an authorized participant (“AP”). Except when aggregated in creation units (“Creation Unit Aggregations”), shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities (“Deposit Securities”) and/or an amount of cash (“Cash Component”). Creation Unit Aggregations may be created in advance of receipt by a Fund of all or a portion of the applicable Deposit Securities from APs. In these circumstances, the initial deposit received from the AP will have a value greater than the NAV of the applicable Fund’s shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited by the AP in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102% and 110%, as directed by the Trust or WTAM, which the Trust or WTAM may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received from the AP or purchased by the Fund. Amounts due to be returned to an AP as of August 31, 2026, if any, is shown in the Statements of Assets and Liabilities in “Payables: Deposit due to authorized participant”. In certain cases where an AP does not have a basket security readily available or may not transact in such basket security, an AP may request to settle an in-kind creation order with cash in lieu of the basket security. Amounts due from an AP as of August 31, 2026 with respect to such activity, if any, is shown in the Statements of Assets and Liabilities in “Receivables: Deposit due from authorized participant”.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the fiscal year or period ended August 31, 2026 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

Fund	Non-U.S. Government Securities		U.S. Government Securities		In-kind Capital Share Transactions
	Purchases	Sales	Purchases	Sales	Purchases	Sales
U.S. Dollar Bullish Fund	$17,380,015	$11,337,374	$—	$—	$—	$—
Emerging Currency Strategy Fund	—	—	—	—	—	—
1-3 Year Laddered Treasury Fund	—	—	21,096,304	21,093,379	6,024,509	498,335
7-10 Year Laddered Treasury Fund	—	—	1,510,044	1,503,088	2,474,401	981,283
Bianco Total Return Fund	100,687,015	100,111,965	—	—	42,657,738	9,761,120

290    WisdomTree Trust

Notes to Financial Statements (continued)
Fund	Non-U.S. Government Securities		U.S. Government Securities		In-kind Capital Share Transactions
	Purchases	Sales	Purchases	Sales	Purchases	Sales
Core Laddered Municipal Fund	$8,128,649	$3,770,403	$—	$—	$—	$—
Efficient TIPS Plus Gold Fund (consolidated)[1]	5,311,023	3,839,382	—	—	8,044,427	—
Emerging Markets Corporate Bond Fund	134,414,425	133,321,354	10,552,551	5,341,137	15,691,376	3,412,808
Emerging Markets Local Debt Fund	49,578,373	19,985,894	—	—	34,185,052	5,867,346
Floating Rate Treasury Fund	—	—	26,917,917,799	26,335,451,720	8,027,284,477	8,669,388,656
High Income Laddered Municipal Fund	2,266,636	1,124,951	—	—	—	—
Inflation Plus Fund (consolidated)	2,109,279	1,423,004	20,019,633	3,503,973	—	—
Interest Rate Hedged High Yield Bond Fund	155,182,437	140,358,842	12,860,470	11,428,116	102,829,685	6,598,742
Interest Rate Hedged U.S. Aggregate Bond Fund	6,901,953	4,283,123	127,269,217	115,332,577	45,112,623	9,255,855
Mortgage Plus Bond Fund	5,825,897	5,411,242	110,839,717	95,723,702	—	—
Voya Yield Enhanced USD Universal Bond Fund	148,464,911	89,358,962	931,928,563	997,264,629	153,620,235	188,573,561
Yield Enhanced U.S. Aggregate Bond Fund	243,608,483	186,307,519	628,611,769	643,696,583	172,542,819	88,668,671
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	22,397,810	16,238,122	46,225,382	51,691,333	32,670,352	27,191,067
Efficient Gold Plus Equity Strategy Fund (consolidated)	443,952,650	428,224,454	—	—	242,318,544	165,633,353
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	117,026,852	109,621,539	—	—	167,391,496	63,179,183
Efficient Rare Earth Plus Strategic Metals Fund (consolidated)[2]	1,510,632	526,735	—	—	5,671,082	1,143,937
Enhanced Commodity Strategy Fund (consolidated)	18,411,056	2,821,015	—	—	—	—
Equity Premium Income Fund	10,109,778	—	—	—	—	—
Managed Futures Strategy Fund (consolidated)	19,060,066	14,516,262	—	—	—	—
Private Credit and Alternative Income Fund	29,058,883	28,927,933	—	—	7,669,160	6,727,905
Target Range Fund	—	—	—	—	—	—
[1] For the period January 22, 2026 (commencement of operations) through August 31, 2026. [2] For the period May 7, 2026 (commencement of operations) through August 31, 2026.

6. FEDERAL INCOME TAXES AND OTHER MATTERS

At August 31, 2026, the cost of investments (including securities on loan, derivatives and TBA sale commitments) for Federal income tax purposes was as follows:

Fund	Investments in Long Securities				Investments in TBA Sale Commitments and Financial Derivatives[1]			Total Net Unrealized Appreciation/ (Depreciation)
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar Bullish Fund	$282,717,564	$22,471	$(3,739)	$18,732	$61,112	$(247,453)	$(186,341)	$(167,609)
Emerging Currency Strategy Fund	17,685,127	1,253	(264)	989	56,347	(49,246)	7,101	8,090
1-3 Year Laddered Treasury Fund	22,574,010	—	(212,270)	(212,270)	—	—	—	(212,270)
7-10 Year Laddered Treasury Fund	4,530,554	13	(158,745)	(158,732)	—	—	—	(158,732)
Bianco Total Return Fund	125,460,124	94,622	(2,003,760)	(1,909,138)	—	—	—	(1,909,138)
Core Laddered Municipal Fund	10,228,051	37,129	(76,941)	(39,812)	—	—	—	(39,812)
Efficient TIPS Plus Gold Fund (consolidated)[2]	12,963,229	429,038	(1,657,936)	(1,228,898)	—	—	—	(1,228,898)
Emerging Markets Corporate Bond Fund	100,288,307	1,258,411	(1,728,657)	(470,246)	—	—	—	(470,246)
Emerging Markets Local Debt Fund	140,657,003	4,612,697	(5,780,921)	(1,168,224)	58,728	(104,100)	(45,372)	(1,213,596)
Floating Rate Treasury Fund	18,689,529,415	12,084,119	(312,206)	11,771,913	—	—	—	11,771,913
High Income Laddered Municipal Fund	4,965,525	52,101	(32,461)	19,640	—	—	—	19,640
Inflation Plus Fund (consolidated)[2]	24,243,242	131,931	(347,166)	(215,235)	—	—	—	(215,235)
Interest Rate Hedged High Yield Bond Fund	292,336,870	1,842,537	(2,515,033)	(672,496)	—	—	—	(672,496)
Interest Rate Hedged U.S. Aggregate Bond Fund	153,423,885	171,048	(4,712,106)	(4,541,058)	246	—	246	(4,540,812)
WisdomTree Trust    291

Notes to Financial Statements (continued)
Fund	Investments in Long Securities				Investments in TBA Sale Commitments and Financial Derivatives[1]			Total Net Unrealized Appreciation/ (Depreciation)
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Mortgage Plus Bond Fund	$82,876,348	$378,398	$(2,432,265)	$(2,053,867)	$—	$—	$—	$(2,053,867)
Voya Yield Enhanced USD Universal Bond Fund	1,353,170,997	7,295,715	(36,319,262)	(29,023,547)	—	—	—	(29,023,547)
Yield Enhanced U.S. Aggregate Bond Fund	970,212,258	1,867,797	(38,795,936)	(36,928,139)	—	(2,391)	(2,391)	(36,930,530)
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	47,676,641	94,925	(564,066)	(469,141)	—	—	—	(469,141)
Efficient Gold Plus Equity Strategy Fund (consolidated)[2]	419,485,162	67,608,659	(5,651,289)	61,957,370	—	—	—	61,957,370
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)[2]	183,465,865	38,472,234	(1,253,824)	37,218,410	—	—	—	37,218,410
Efficient Rare Earth Plus Strategic Metals Fund (consolidated)[2]	6,701,992	280,431	(1,166,533)	(886,102)	—	—	—	(886,102)
Enhanced Commodity Strategy Fund (consolidated)[2]	335,803,124	1,529,518	(34,087,671)	(32,558,153)	—	—	—	(32,558,153)
Equity Premium Income Fund	546,530,685	25,788	(119,480)	(93,692)	—	(2,968,544)	(2,968,544)	(3,062,236)
Managed Futures Strategy Fund (consolidated)[2]	339,660,913	883,548	(82,506,642)	(81,623,094)	648,687	(2,493)	646,194	(80,976,900)
Private Credit and Alternative Income Fund	66,716,392	1,522,807	(9,874,036)	(8,351,229)	—	—	—	(8,351,229)
Target Range Fund	69,570,100	5,039,107	(13,320)	5,025,787	30,770	(477,187)	(446,417)	4,579,370

[1]Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

[2]“Tax Cost” under “Investments in Long Securities” is presented on a non-consolidated basis and includes the Parent Fund’s investment in the Subsidiary. “Gross Unrealized Depreciation” under “Investments in Long Securities” is presented on a non-consolidated basis and includes the tax-basis unrealized depreciation associated with the Parent Fund’s investment in the Subsidiary.

At August 31, 2026, the components of total distributable earnings (loss) on a tax-basis were as follows:

Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Currency and Other Unrealized Appreciation/ (Depreciation)	Other Temporary Differences[1]	Total Distributable Earnings (Loss)
U.S. Dollar Bullish Fund	$—	$7,179,387	$(39,349,919)	$18,732	$(186,341)	$—	$(32,338,141)
Emerging Currency Strategy Fund	—	321,967	(47,090,445)	989	7,101	—	(46,760,388)
1-3 Year Laddered Treasury Fund	—	—	(20,189)	(212,270)	—	—	(232,459)
7-10 Year Laddered Treasury Fund	—	101	(34,484)	(158,732)	—	—	(193,115)
Bianco Total Return Fund	—	—	(701,262)	(1,909,138)	—	—	(2,610,400)
Core Laddered Municipal Fund	—	—	(2,073)	(39,812)	—	—	(41,885)
Efficient TIPS Plus Gold Fund (consolidated)[2]	—	—	(35,323)	(1,228,898)	—	—	(1,264,221)
Emerging Markets Corporate Bond Fund	—	45,075	(14,906,682)	(470,246)	(6)	(231,626)	(15,563,485)
Emerging Markets Local Debt Fund	—	—	(29,781,563)	(1,168,224)	(22,586)	—	(30,972,373)
Floating Rate Treasury Fund	—	3,813,809	592,298	11,771,913	—	—	16,178,020
High Income Laddered Municipal Fund	7,998	—	(7,571)	19,640	—	—	20,067
Inflation Plus Fund (consolidated)[2]	—	1,480,693	—	(215,235)	—	—	1,265,458
Interest Rate Hedged High Yield Bond Fund	—	39,967	(18,304,631)	(672,496)	—	—	(18,937,160)
Interest Rate Hedged U.S. Aggregate Bond Fund	—	140,121	(9,937,492)	(4,541,058)	260	(5,536)	(14,343,705)
Mortgage Plus Bond Fund	—	351,251	(3,368,350)	(2,053,867)	—	—	(5,070,966)
Voya Yield Enhanced USD Universal Bond Fund	—	1,644,172	(31,625,007)	(29,023,547)	168	(217,514)	(59,221,728)
Yield Enhanced U.S. Aggregate Bond Fund	—	302,697	(121,045,904)	(36,928,139)	(2,370)	—	(157,673,716)
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	—	21,593	(5,561,215)	(469,141)	—	(111)	(6,008,874)

292    WisdomTree Trust

Notes to Financial Statements (continued)
Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Currency and Other Unrealized Appreciation/ (Depreciation)	Other Temporary Differences[1]	Total Distributable Earnings (Loss)
Efficient Gold Plus Equity Strategy Fund (consolidated)[2]	$—	$60,950,725	$(4,387,281)	$61,957,370	$—	$—	$118,520,814
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)[2]	—	12,934,294	(11,989,509)	37,218,410	404	—	38,163,599
Efficient Rare Earth Plus Strategic Metals Fund (consolidated)[2]	—	12,708	(94,758)	(886,102)	—	—	(968,152)
Enhanced Commodity Strategy Fund (consolidated)[2]	—	70,010,012	(322,486)	(32,558,153)	—	—	37,129,373
Equity Premium Income Fund	—	3,968,032	1,532,547	(93,692)	(2,968,544)	—	2,438,343
Managed Futures Strategy Fund (consolidated)[2]	—	26,167,780	1,213,808	(81,623,094)	624,434	—	(53,617,072)
Private Credit and Alternative Income Fund	—	—	(6,471,722)	(8,351,229)	—	—	(14,822,951)
Target Range Fund	—	6,517,060	—	5,025,787	(446,417)	(1,002,758)	10,093,672

[1]The treatment of certain income/expense items have been recognized for GAAP but disallowed for tax purposes.

[2]“Net Unrealized Appreciation/(Depreciation)” is presented on a non-consolidated basis and includes the tax-basis unrealized depreciation associated with the Parent Fund’s investment in the Subsidiary. The total distributable earnings (loss) reported herein differs from the amount shown on the Statements of Assets and Liabilities due to the tax treatment of the wholly-owned foreign subsidiary.

The tax character of distributions paid during the fiscal years or periods ended August 31, 2026 and August 31, 2025, was as follows:

Fund	Year Ended August 31, 2026				Year Ended August 31, 2025
	Distributions Paid from Tax Exempt Income	Distributions Paid from Ordinary Income*	Distributions Paid from Long-Term Capital Gains	Distributions Paid from Return of Capital	Distributions Paid from Tax Exempt Income	Distributions Paid from Ordinary Income*		Distributions Paid from Long-Term Capital Gains		Distributions Paid from Return of Capital
U.S. Dollar Bullish Fund	$—	$7,957,586	$—	$—	$—		$9,556,776		$—	$—
Emerging Currency Strategy Fund	—	326,928	—	—	—		366,632		—	—
1-3 Year Laddered Treasury Fund	—	782,862	271	—	—		313,667		—	—
7-10 Year Laddered Treasury Fund	—	160,094	—	—	—		129,333		—	—
Bianco Total Return Fund	—	3,743,065	—	—	—		1,950,903		—	—
Core Laddered Municipal Fund	267,719	—	—	682	47,578	[1]	—		—	22	[1]
Efficient TIPS Plus Gold Fund[3] (consolidated)	—	306,023	—	27,352	—		—		—	—
Emerging Markets Corporate Bond Fund	—	5,041,475	—	—	—		4,086,121		—	—
Emerging Markets Local Debt Fund	—	5,390,682	—	1,423,818	—		1,744,059		—	2,068,441
Floating Rate Treasury Fund	—	644,226,463	—	—	—		788,210,474		—	—
High Income Laddered Municipal Fund	194,077	523	—	—	41,800	[1]	—		—	—
Inflation Plus Fund (consolidated)	—	606,693	—	—	—		8,000	[2]	—	—
Interest Rate Hedged High Yield Bond Fund	—	13,015,844	—	—	—		10,623,143		—	19,451
Interest Rate Hedged U.S. Aggregate Bond Fund	—	4,057,320	—	—	—		5,493,927		—	—
Mortgage Plus Bond Fund	—	3,038,052	—	—	—		2,391,056		—	—
Voya Yield Enhanced USD Universal Bond Fund	—	64,132,589	—	—	—		66,300,162		—	—
Yield Enhanced U.S. Aggregate Bond Fund	—	39,366,890	—	—	—		39,555,076		—	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	—	2,281,872	—	—	—		1,782,448		—	—
Efficient Gold Plus Equity Strategy Fund (consolidated)	—	20,850,900	—	—	—		3,699,370		—	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	—	5,814,292	—	—	—		1,346,160		—	—
Efficient Rare Earth Plus Strategic Metals Fund[4] (consolidated)	—	—	—	—	—		—		—	—
Enhanced Commodity Strategy Fund (consolidated)	—	10,753,956	—	—	—		4,670,528		—	—
Equity Premium Income Fund	—	42,127,397	7,326,575	—	—		14,861,294		5,212,851	4,992,291
WisdomTree Trust    293

Notes to Financial Statements (continued)
Fund	Year Ended August 31, 2026				Year Ended August 31, 2025
	Distributions Paid from Tax Exempt Income	Distributions Paid from Ordinary Income*	Distributions Paid from Long-Term Capital Gains	Distributions Paid from Return of Capital	Distributions Paid from Tax Exempt Income	Distributions Paid from Ordinary Income*	Distributions Paid from Long-Term Capital Gains	Distributions Paid from Return of Capital
Managed Futures Strategy Fund (consolidated)	$—	$5,554,403	$—	$—	$—	$7,002,051	$—	$—
Private Credit and Alternative Income Fund	—	6,717,533	—	—	—	4,545,858	—	940,240
Target Range Fund	—	3,483,904	—	—	—	2,889,461	—	—

*     Includes short-term capital gains, if any.

[1]For the period April 3, 2025 (commencement of operations) through August 31, 2025.

[2]For the period June 18, 2025 (commencement of operations) through August 31, 2025.

[3]For the period January 22, 2026 (commencement of operations) through August 31, 2026.

[4]For the period May 7, 2026 (commencement of operations) through August 31, 2026.

At August 31, 2026, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains as indicated in the following table. The loss carryforward amounts do not have an expiration date and, therefore, can be carried forward indefinitely until utilized. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Capital Loss Available Total
U.S. Dollar Bullish Fund	$15,834,977	$23,514,942	$39,349,919
Emerging Currency Strategy Fund	30,441,286	16,649,159	47,090,445
1-3 Year Laddered Treasury Fund	—	—	—
7-10 Year Laddered Treasury Fund	17,774	16,710	34,484
Bianco Total Return Fund	—	—	—
Core Laddered Municipal Fund	2,073	—	2,073
Efficient TIPS Plus Gold Fund (consolidated)	35,323	—	35,323
Emerging Markets Corporate Bond Fund	564,154	14,342,528	14,906,682
Emerging Markets Local Debt Fund	11,706,160	17,628,113	29,334,273
Floating Rate Treasury Fund	—	—	—
High Income Laddered Municipal Fund	—	7,571	7,571
Inflation Plus Fund (consolidated)	—	—	—
Interest Rate Hedged High Yield Bond Fund	3,270,611	15,034,020	18,304,631
Interest Rate Hedged U.S. Aggregate Bond Fund	903,668	9,033,824	9,937,492
Mortgage Plus Bond Fund	1,456,736	1,911,614	3,368,350
Voya Yield Enhanced USD Universal Bond Fund	6,334,721	25,290,286	31,625,007
Yield Enhanced U.S. Aggregate Bond Fund	40,036,836	81,009,068	121,045,904
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	1,986,903	3,574,312	5,561,215
Efficient Gold Plus Equity Strategy Fund (consolidated)	3,323,489	1,063,792	4,387,281
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	11,618,325	371,184	11,989,509
Efficient Rare Earth Plus Strategic Metals Fund (consolidated)	94,758	—	94,758
Enhanced Commodity Strategy Fund (consolidated)	322,242	244	322,486
Equity Premium Income Fund	—	—	—
Managed Futures Strategy Fund (consolidated)	—	—	—
Private Credit and Alternative Income Fund	3,140,931	3,330,791	6,471,722
Target Range Fund	—	—	—

294    WisdomTree Trust

Notes to Financial Statements (continued)

During the fiscal year or period ended August 31, 2026, the following Funds incurred and will elect to defer post-October capital losses and late year ordinary losses as follows:

Fund	Short-Term Post-October Capital Losses	Long-Term Post-October Capital Losses	Late Year Ordinary Losses
U.S. Dollar Bullish Fund	$—	$—	$—
Emerging Currency Strategy Fund	—	—	—
1-3 Year Laddered Treasury Fund	8,346	11,843	—
7-10 Year Laddered Treasury Fund	—	—	—
Bianco Total Return Fund	691,667	9,595	—
Core Laddered Municipal Fund	—	—	—
Efficient TIPS Plus Gold Fund (consolidated)[1]	—	—	—
Emerging Markets Corporate Bond Fund	—	—	—
Emerging Markets Local Debt Fund	—	—	447,290
Floating Rate Treasury Fund	—	—	—
High Income Laddered Municipal Fund	—	—	—
Inflation Plus Fund (consolidated)	—	—	—
Interest Rate Hedged High Yield Bond Fund	—	—	—
Interest Rate Hedged U.S. Aggregate Bond Fund	—	—	—
Mortgage Plus Bond Fund	—	—	—
Voya Yield Enhanced USD Universal Bond Fund	—	—	—
Yield Enhanced U.S. Aggregate Bond Fund	—	—	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	—	—	—
Efficient Gold Plus Equity Strategy Fund (consolidated)	—	—	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	—	—	—
Efficient Rare Earth Plus Strategic Metals Fund (consolidated)[2]	—	—	—
Enhanced Commodity Strategy Fund (consolidated)	—	—	—
Equity Premium Income Fund	—	—	—
Managed Futures Strategy Fund (consolidated)	—	—	—
Private Credit and Alternative Income Fund	—	—	—
Target Range Fund	—	—	—
[1]For the period January 22, 2026 (commencement of operations) through August 31, 2026. [2]For the period May 7, 2026 (commencement of operations) through August 31, 2026.

During the fiscal year or period ended August 31, 2026, the amount of capital loss carryforwards used to offset realized gains are shown in the following table:

Fund	Utilized Capital Loss Carryforward
U.S. Dollar Bullish Fund	$—
Emerging Currency Strategy Fund	766,990
1-3 Year Laddered Treasury Fund	—
7-10 Year Laddered Treasury Fund	—
Bianco Total Return Fund	57,436
Core Laddered Municipal Fund	—
Efficient TIPS Plus Gold Fund (consolidated)[1]	—
Emerging Markets Corporate Bond Fund	114,270
Emerging Markets Local Debt Fund	—
Floating Rate Treasury Fund	1,859,807
High Income Laddered Municipal Fund	—
Inflation Plus Fund (consolidated)	—
Interest Rate Hedged High Yield Bond Fund	5,459,326
Interest Rate Hedged U.S. Aggregate Bond Fund	2,684,389

WisdomTree Trust    295

Notes to Financial Statements (continued)
Fund	Utilized Capital Loss Carryforward
Mortgage Plus Bond Fund	$30,574
Voya Yield Enhanced USD Universal Bond Fund	—
Yield Enhanced U.S. Aggregate Bond Fund	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	—
Efficient Gold Plus Equity Strategy Fund (consolidated)	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	—
Efficient Rare Earth Plus Strategic Metals Fund (consolidated)[2]	—
Enhanced Commodity Strategy Fund (consolidated)	229
Equity Premium Income Fund	—
Managed Futures Strategy Fund (consolidated)	4,023,994
Private Credit and Alternative Income Fund	—
Target Range Fund	—
[1]For the period January 22, 2026 (commencement of operations) through August 31, 2026. [2]For the period May 7, 2026 (commencement of operations) through August 31, 2026.

At August 31, 2026, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as shown in the following table. The reclassifications are primarily due to differences in the book/tax treatment of income from each applicable foreign Subsidiary, redemptions in-kind and net operating losses.

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
U.S. Dollar Bullish Fund	$—	$—
Emerging Currency Strategy Fund	—	—
1-3 Year Laddered Treasury Fund	1,171	(1,171)
7-10 Year Laddered Treasury Fund	2,129	(2,129)
Bianco Total Return Fund	(86,713)	86,713
Core Laddered Municipal Fund	—	—
Efficient TIPS Plus Gold Fund (consolidated)	1,969,153	(1,969,153)
Emerging Markets Corporate Bond Fund	(165,921)	165,921
Emerging Markets Local Debt Fund	(18,896)	18,896
Floating Rate Treasury Fund	(4,612,876)	4,612,876
High Income Laddered Municipal Fund	—	—
Inflation Plus Fund (consolidated)	(547,514)	547,514
Interest Rate Hedged High Yield Bond Fund	(130,748)	130,748
Interest Rate Hedged U.S. Aggregate Bond Fund	(16,676)	16,676
Mortgage Plus Bond Fund	—	—
Voya Yield Enhanced USD Universal Bond Fund	(198,284)	198,284
Yield Enhanced U.S. Aggregate Bond Fund	2,231,134	(2,231,134)
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	(155,953)	155,953
Efficient Gold Plus Equity Strategy Fund (consolidated)	(63,345,773)	63,345,773
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	(24,653,115)	24,653,115
Efficient Rare Earth Plus Strategic Metals Fund (consolidated)	216,547	(216,547)
Enhanced Commodity Strategy Fund (consolidated)	(31,872,720)	31,872,720
Equity Premium Income Fund	—	—
Managed Futures Strategy Fund (consolidated)	(12,232,059)	12,232,059
Private Credit and Alternative Income Fund	1,256,388	(1,256,388)
Target Range Fund	—	—

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign withholding taxes, as applicable, are accrued based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Foreign withholding taxes are accrued and applied to foreign income, net realized capital gains and net unrealized appreciation, as applicable, as the foreign income is earned or capital gains and unrealized appreciation are recorded. The dollar amount of applicable foreign withholding taxes on foreign income is included in the Statements of Operations in “Less: Foreign withholding taxes”, the foreign capital gains tax applicable on the disposal of securities is included in the Statements of Operations in “Net realized gain (loss) from investment

296    WisdomTree Trust

Notes to Financial Statements (concluded)

transactions” and the dollar amount of deferred foreign capital gains tax applicable on the unrealized appreciation on securities held is included in the Statements of Operations in “Net increase (decrease) in unrealized appreciation/depreciation from investment transactions”. The Funds record a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims that have been recorded but not yet received are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

As of and during the fiscal year or period ended August 31, 2026, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended August 31, 2026, remains subject to examination by taxing authorities. Specific to foreign countries in which the Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions.

The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations. During the fiscal year or period ended August 31, 2026, there were no significant taxes paid in foreign jurisdictions.

7. OPERATING SEGMENTS

Each Fund in the Trust operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Trust’s prospectus. The accounting policies are the same as those described in Note 2 - Significant Accounting Policies. The Chief Operating Decision Maker (“CODM”) is the President of the Trust. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2026, the FASB issued Accounting Standards Update (ASU) No. 2026-03, Fair Value Measurement (Topic 820) — Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU require contractual sale restrictions to be considered in measuring the fair value of equity securities and require disclosure of the amount of the discount attributable to the contractual sale restriction. The ASU is effective for interim and annual reporting periods beginning after December 15, 2027, with early adoption permitted. Management is currently evaluating the impact on the financial statements.

9. SUBSEQUENT EVENTS

WTAM has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

10. ADDITIONAL INFORMATION

The value of a Fund’s investments may be adversely affected by recent and current events occurring outside of the United States, including those affecting foreign markets (including extreme volatility, depressed valuations, and decreased liquidity), significant geopolitical events (including armed conflicts, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies (including pandemics such as the COVID-19 pandemic), among other events. For example, ongoing armed conflict between Russia and Ukraine in Europe and armed conflicts in the Middle East, and related sanctions and trading restrictions have caused significant market disruptions and volatility within the markets in Russia, Europe, the Middle East, and the United States. Similarly, changes in U.S. policy may also introduce heightened risks, including economic policy and market risks, such as with the imposition of tariffs and other trade-related initiatives that could disrupt the market globally. Trade disputes and retaliatory actions, such as embargoes and other trade limitations, may reduce the profitability of companies in which a Fund invests, lead to a significant reduction in international trade, and adversely affect the growth of the global economy. The extent and duration of these and similar conflicts, policy initiatives, and tensions are impossible to predict, and they could result in significant market disruptions, including with respect to certain industries or sectors, such as the oil and the natural gas markets, and may negatively affect global supply chains, inflation, and global growth. These conflicts, policy initiatives, and tensions could adversely affect the value of certain Fund investments, as well as a Fund’s performance and liquidity, even if the Fund does not have direct investment exposure to a country involved in a particular conflict or industry directly affected by trade restrictions.

WisdomTree Trust    297

Report of Independent Registered Public Accounting Firm

To the Shareholders of WisdomTree Bloomberg U.S. Dollar Bullish Fund, WisdomTree Emerging Currency Strategy Fund, WisdomTree 1-3 Year Laddered Treasury Fund, WisdomTree 7-10 Year Laddered Treasury Fund, WisdomTree Bianco Total Return Fund, WisdomTree Core Laddered Municipal Fund, WisdomTree Efficient TIPS Plus Gold Fund, WisdomTree Emerging Markets Corporate Bond Fund, WisdomTree Emerging Markets Local Debt Fund, WisdomTree Floating Rate Treasury Fund, WisdomTree High Income Laddered Municipal Fund, WisdomTree Inflation Plus Fund, WisdomTree Interest Rate Hedged High Yield Bond Fund, WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund, WisdomTree Mortgage Plus Bond Fund, WisdomTree Voya Yield Enhanced USD Universal Bond Fund, WisdomTree Yield Enhanced U.S. Aggregate Bond Fund, WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund, WisdomTree Efficient Gold Plus Equity Strategy Fund, WisdomTree Efficient Gold Plus Gold Miners Strategy Fund, WisdomTree Efficient Rare Earth Plus Strategic Metals Fund, WisdomTree Enhanced Commodity Strategy Fund, WisdomTree Equity Premium Income Fund, WisdomTree Managed Futures Strategy Fund, WisdomTree Private Credit and Alternative Income Fund, and WisdomTree Target Range Fund and the Board of Trustees of WisdomTree Trust

Opinion on the Financial Statements

We have audited the accompanying (consolidated as it relates to WisdomTree Efficient TIPS Plus Gold Fund, WisdomTree Inflation Plus Fund, WisdomTree Efficient Gold Plus Equity Strategy Fund, WisdomTree Efficient Gold Plus Gold Miners Strategy Fund, WisdomTree Efficient Rare Earth Plus Strategic Metals Fund, WisdomTree Enhanced Commodity Strategy Fund and WisdomTree Managed Futures Strategy Fund) statements of assets and liabilities of WisdomTree Bloomberg U.S. Dollar Bullish Fund, WisdomTree Emerging Currency Strategy Fund, WisdomTree 1-3 Year Laddered Treasury Fund, WisdomTree 7-10 Year Laddered Treasury Fund, WisdomTree Bianco Total Return Fund, WisdomTree Core Laddered Municipal Fund, WisdomTree Efficient TIPS Plus Gold Fund, WisdomTree Emerging Markets Corporate Bond Fund, WisdomTree Emerging Markets Local Debt Fund, WisdomTree Floating Rate Treasury Fund, WisdomTree High Income Laddered Municipal Fund, WisdomTree Inflation Plus Fund, WisdomTree Interest Rate Hedged High Yield Bond Fund, WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund, WisdomTree Mortgage Plus Bond Fund, WisdomTree Voya Yield Enhanced USD Universal Bond Fund, WisdomTree Yield Enhanced U.S. Aggregate Bond Fund, WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund, WisdomTree Efficient Gold Plus Equity Strategy Fund, WisdomTree Efficient Gold Plus Gold Miners Strategy Fund, WisdomTree Efficient Rare Earth Plus Strategic Metals Fund, WisdomTree Enhanced Commodity Strategy Fund, WisdomTree Equity Premium Income, WisdomTree Managed Futures Strategy Fund, WisdomTree Private Credit and Alternative Income Fund, and WisdomTree Target Range Fund, (collectively referred to as the “Funds”), (twenty six of the funds constituting WisdomTree Trust (the “Trust”)), including the (consolidated as it relates to WisdomTree Efficient TIPS Plus Gold Fund, WisdomTree Inflation Plus Fund, WisdomTree Efficient Gold Plus Equity Strategy Fund, WisdomTree Efficient Gold Plus Gold Miners Strategy Fund, WisdomTree Efficient Rare Earth Plus Strategic Metals Fund, WisdomTree Enhanced Commodity Strategy Fund and WisdomTree Managed Futures Strategy Fund) schedules of investments, as of August 31, 2026, and the related (consolidated as it relates to WisdomTree Efficient TIPS Plus Gold Fund, WisdomTree Inflation Plus Fund, WisdomTree Efficient Gold Plus Equity Strategy Fund, WisdomTree Efficient Gold Plus Gold Miners Strategy Fund, WisdomTree Efficient Rare Earth Plus Strategic Metals Fund, WisdomTree Enhanced Commodity Strategy Fund and WisdomTree Managed Futures Strategy Fund) statements of operations and changes in net assets, and the (consolidated as it relates to WisdomTree Efficient TIPS Plus Gold Fund, WisdomTree Inflation Plus Fund, WisdomTree Efficient Gold Plus Equity Strategy Fund, WisdomTree Efficient Gold Plus Gold Miners Strategy Fund, WisdomTree Efficient Rare Earth Plus Strategic Metals Fund, WisdomTree Enhanced Commodity Strategy Fund and WisdomTree Managed Futures Strategy Fund) financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the (consolidated as it relates to WisdomTree Efficient TIPS Plus Gold Fund, WisdomTree Inflation Plus Fund, WisdomTree Efficient Gold Plus Equity Strategy Fund, WisdomTree Efficient Gold Plus Gold Miners Strategy Fund, WisdomTree Efficient Rare Earth Plus Strategic Metals Fund, WisdomTree Enhanced Commodity Strategy Fund and WisdomTree Managed Futures Strategy Fund) financial position of each of the Funds (twenty six of the funds constituting WisdomTree Trust) at August 31, 2026, and the (consolidated as it relates to WisdomTree Efficient TIPS Plus Gold Fund, WisdomTree Inflation Plus Fund, WisdomTree Efficient Gold Plus Equity Strategy Fund, WisdomTree Efficient Gold Plus Gold Miners Strategy Fund, WisdomTree Efficient Rare Earth Plus Strategic Metals Fund, WisdomTree Enhanced Commodity Strategy Fund and WisdomTree Managed Futures Strategy Fund) results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

298    WisdomTree Trust

Report of Independent Registered Public Accounting Firm (continued)
Individual fund constituting the WisdomTree Trust	Statements of operations	Statements of changes in net assets	Financial highlights

WisdomTree Bloomberg U.S. Dollar Bullish Fund

WisdomTree Emerging Currency Strategy Fund

WisdomTree Emerging Markets Corporate Bond Fund

WisdomTree Emerging Markets Local Debt Fund

WisdomTree Floating Rate Treasury Fund

WisdomTree Interest Rate Hedged High Yield Bond Fund

WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund

WisdomTree Mortgage Plus Bond Fund

WisdomTree Yield Enhanced U.S. Aggregate Bond Fund

WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund

WisdomTree Enhanced Commodity Strategy Fund (consolidated)

WisdomTree Equity Premium Income Fund

WisdomTree Managed Futures Strategy Fund (consolidated)

WisdomTree Private Credit and Alternative Income Fund

	For the year ended August 31, 2026	For each of the two years in the period ended August 31, 2026	For each of the five years in the period ended August 31, 2026
WisdomTree 1-3 Year Laddered Treasury Fund WisdomTree 7-10 Year Laddered Treasury Fund	For the year ended August 31, 2026	For each of the two years in the period ended August 31, 2026	For each of the two years in the period ended August 31, 2026 and the period from March 14, 2024 (commencement of operations) through August 31, 2024
WisdomTree Bianco Total Return Fund	For the year ended August 31, 2026	For each of the two years in the period ended August 31, 2026	For each of the two years in the period ended August 31, 2026 and the period from December 20, 2023 (commencement of operations) through August 31, 2024
WisdomTree Core Laddered Municipal Fund WisdomTree High Income Laddered Municipal Fund	For the year ended August 31, 2026	For the year ended August 31, 2026 and for the period from April 3, 2025 (commencement of operations) through August 31, 2025
WisdomTree Efficient TIPS Plus Gold Fund (consolidated)	For the period from January 22, 2026 (commencement of operations) through August 31, 2026
WisdomTree Inflation Plus Fund (consolidated)	For the year ended August 31, 2026	For the year ended August 31, 2026 and for the period from June 18, 2025 (commencement of operations) through August 31, 2025
WisdomTree Voya Yield Enhanced USD Universal Bond Fund	For the year ended August 31, 2026	For each of the two years in the period ended August 31, 2026	For each of the three years in the period ended August 31, 2026 and the period from February 7, 2023 (commencement of operations) through August 31, 2023
WisdomTree Efficient Gold Plus Equity Strategy Fund (consolidated)	For the year ended August 31, 2026	For each of the two years in the period ended August 31, 2026	For each of the four years in the period ended August 31, 2026 and the period from March 17, 2022 (commencement of operations) through August 31, 2022
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	For the year ended August 31, 2026	For each of the two years in the period ended August 31, 2026	For each of the four years in the period ended August 31, 2026 and the period from December 16, 2021 (commencement of operations) through August 31, 2022
WisdomTree Efficient Rare Earth Plus Strategic Metals Fund (consolidated)	For the period from May 7, 2026 (commencement of operations) through August 31, 2026
WisdomTree Target Range Fund	For the year ended August 31, 2026	For each of the two years in the period ended August 31, 2026	For each of the four years in the period ended August 31, 2026 and the period from October 7, 2021 (commencement of operations) through August 31, 2022

WisdomTree Trust    299

Report of Independent Registered Public Accounting Firm (concluded)

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more WisdomTree investment companies since 2006.

New York, New York

October 28, 2026

300    WisdomTree Trust

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ fiscal year or period ended August 31, 2026, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2027.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year or period ended August 31, 2026, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
U.S. Dollar Bullish Fund	$—
Emerging Currency Strategy Fund	—
1-3 Year Laddered Treasury Fund	—
7-10 Year Laddered Treasury Fund	—
Bianco Total Return Fund	4,225
Core Laddered Municipal Fund	—
Efficient TIPS Plus Gold Fund (consolidated)[1]	—
Emerging Markets Corporate Bond Fund	—
Emerging Markets Local Debt Fund	—
Floating Rate Treasury Fund	—
High Income Laddered Municipal Fund	—
Inflation Plus Fund (consolidated)	—
Interest Rate Hedged High Yield Bond Fund	—
Interest Rate Hedged U.S. Aggregate Bond Fund	—
Mortgage Plus Bond Fund	—
Voya Yield Enhanced USD Universal Bond Fund	—
Yield Enhanced U.S. Aggregate Bond Fund	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	—
Efficient Gold Plus Equity Strategy Fund (consolidated)	4,845,059
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	2,705,638
Efficient Rare Earth Plus Strategic Metals Fund (consolidated)[2]	—
Enhanced Commodity Strategy Fund (consolidated)	—
Equity Premium Income Fund	—
Managed Futures Strategy Fund (consolidated)	—
Private Credit and Alternative Income Fund	963,825
Target Range Fund	—
[1]For the period January 22, 2026 (commencement of operations) through August 31, 2026. [2]For the period May 7, 2026 (commencement of operations) through August 31, 2026.

The Funds designate the following amount of ordinary income distributions paid during the fiscal year ended August 31, 2026 from qualified short-term gains and qualified interest income:

Fund	Qualified Interest Income	Qualified Short-Term Gains
U.S. Dollar Bullish Fund	100.00%	—
Emerging Currency Strategy Fund	100.00%	—
1-3 Year Laddered Treasury Fund	100.00%	2.22%
7-10 Year Laddered Treasury Fund	100.00%	—
Bianco Total Return Fund	0.07%	0.21%
Core Laddered Municipal Fund	—	—
Efficient TIPS Plus Gold Fund (consolidated)[1]	100.00%	—
Emerging Markets Corporate Bond Fund	6.96%	—
Emerging Markets Local Debt Fund	4.78%	—
Floating Rate Treasury Fund	100.00%	—
High Income Laddered Municipal Fund	—	—

WisdomTree Trust    301

Supplemental Information (unaudited) (continued)
Fund	Qualified Interest Income	Qualified Short-Term Gains
Inflation Plus Fund (consolidated)	100.00%	0.15%
Interest Rate Hedged High Yield Bond Fund	100.00%	—
Interest Rate Hedged U.S. Aggregate Bond Fund	99.17%	—
Mortgage Plus Bond Fund	100.00%	—
Voya Yield Enhanced USD Universal Bond Fund	82.99%	—
Yield Enhanced U.S. Aggregate Bond Fund	92.33%	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	91.22%	—
Efficient Gold Plus Equity Strategy Fund (consolidated)	0.16%	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	26.82%	—
Efficient Rare Earth Plus Strategic Metals Fund (consolidated)[2]	—	—
Enhanced Commodity Strategy Fund (consolidated)	100.00%	—
Equity Premium Income Fund	100.00%	66.64%
Managed Futures Strategy Fund (consolidated)	100.00%	—
Private Credit and Alternative Income Fund	0.03%	—
Target Range Fund	100.00%	57.71%
[1]For the period January 22, 2026 (commencement of operations) through August 31, 2026. [2]For the period May 7, 2026 (commencement of operations) through August 31, 2026.

The following represents the percentage of dividends paid during the fiscal year ended August 31, 2026, that qualify for the 70% dividends received deduction for corporate shareholders

Fund	Dividends-Received Deduction
U.S. Dollar Bullish Fund	—
Emerging Currency Strategy Fund	—
1-3 Year Laddered Treasury Fund	—
7-10 Year Laddered Treasury Fund	—
Bianco Total Return Fund	0.11%
Core Laddered Municipal Fund	—
Efficient TIPS Plus Gold Fund (consolidated)[1]	—
Emerging Markets Corporate Bond Fund	—
Emerging Markets Local Debt Fund	—
Floating Rate Treasury Fund	—
High Income Laddered Municipal Fund	—
Inflation Plus Fund (consolidated)	—
Interest Rate Hedged High Yield Bond Fund	—
Interest Rate Hedged U.S. Aggregate Bond Fund	—
Mortgage Plus Bond Fund	—
Voya Yield Enhanced USD Universal Bond Fund	—
Yield Enhanced U.S. Aggregate Bond Fund	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	—
Efficient Gold Plus Equity Strategy Fund (consolidated)	5.54%
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	0.95%
Efficient Rare Earth Plus Strategic Metals Fund (consolidated)[2]	—
Enhanced Commodity Strategy Fund (consolidated)	—
Equity Premium Income Fund	—
Managed Futures Strategy Fund (consolidated)	—
Private Credit and Alternative Income Fund	10.62%
Target Range Fund	—
[1]For the period January 22, 2026 (commencement of operations) through August 31, 2026. [2]For the period May 7, 2026 (commencement of operations) through August 31, 2026.

302    WisdomTree Trust

Supplemental Information (unaudited) (concluded)

The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries during the fiscal year ended August 31, 2026. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
U.S. Dollar Bullish Fund	$—	$—
Emerging Currency Strategy Fund	—	—
1-3 Year Laddered Treasury Fund	—	—
7-10 Year Laddered Treasury Fund	—	—
Bianco Total Return Fund	—	—
Core Laddered Municipal Fund	—	—
Efficient TIPS Plus Gold Fund (consolidated)[1]	—	—
Emerging Markets Corporate Bond Fund	—	—
Emerging Markets Local Debt Fund	6,852,655	149,768
Floating Rate Treasury Fund	—	—
High Income Laddered Municipal Fund	—	—
Inflation Plus Fund (consolidated)	—	—
Interest Rate Hedged High Yield Bond Fund	—	—
Interest Rate Hedged U.S. Aggregate Bond Fund	—	—
Mortgage Plus Bond Fund	—	—
Voya Yield Enhanced USD Universal Bond Fund	—	—
Yield Enhanced U.S. Aggregate Bond Fund	—	—
Yield Enhanced U.S. Short-Term Aggregate Bond Fund	—	—
Efficient Gold Plus Equity Strategy Fund (consolidated)	—	—
Efficient Gold Plus Gold Miners Strategy Fund (consolidated)	2,566,995	236,541
Efficient Rare Earth Plus Strategic Metals Fund (consolidated)[2]	—	—
Enhanced Commodity Strategy Fund (consolidated)	—	—
Equity Premium Income Fund	—	—
Managed Futures Strategy Fund (consolidated)	—	—
Private Credit and Alternative Income Fund	—	—
Target Range Fund	—	—
[1]For the period January 22, 2026 (commencement of operations) through August 31, 2026. [2]For the period May 7, 2026 (commencement of operations) through August 31, 2026.

WisdomTree Trust    303

Additional Information (unaudited)

Item 8 of Form N-CSR: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9 of Form N-CSR: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10 of Form N-CSR: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Name of Trustee	Board Compensation
Interested Trustee
Jonathan Steinberg	$0
Independent Trustees
David G. Chrenick	$424,256
Phillip G. Goff	$385,687
Joel Goldberg	$443,540
Toni Massaro	$404,691
Melinda A. Raso Kirstein	$424,256
Victor Ugolyn	$578,531

Item 11 of Form N-CSR: Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Consideration of the Approval of Investment Advisory and Sub-Advisory Agreements

WisdomTree Efficient Rare Earth Plus Strategic Metals Fund (the “Efficient Rare Earth Plus Strategic Metals Fund,” or the “Fund”):

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on March 2-3, 2026, the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the investment advisory agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Fund with investment advisory services, and the sub-advisory agreement (the “Sub-Advisory Agreement,” and together with the Advisory Agreement, the “Agreements”), pursuant to which Mellon Investments Corporation (“Mellon” or the “Sub-Adviser”) will coordinate the investment and reinvestment of the assets of the Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc., an independent provider of investment company data.

The Trustees noted that representatives from WTAM presented preliminary information to the Trustees regarding the Fund’s proposed investment objective, principal investment strategy and key risks at a meeting of the Trust’s Investment Committee, a committee of Independent Trustees (the “Investment Committee”), on December 4, 2025. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. The Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. It was noted that the Efficient Rare Earth Plus Strategic Metals Fund would be actively managed using a model-based approach.

The Board noted: (i) that Mellon is recognized as a leader in index fund management; (ii) that Mellon manages a number of active funds for WTAM; and (iii) WTAM’s belief that the extension of the relationship with one of the largest, most sophisticated and accomplished institutions in portfolio management would benefit the shareholders of the Fund. The Board considered WTAM’s rationale for recommending Mellon to serve as the sub-adviser to the Fund, noting WTAM’s emphasis on Mellon’s prior experience with WTAM, Mellon’s expertise in equity and fixed income portfolio management, Mellon’s continued understanding of and desire to be a part of the WisdomTree business, and Mellon’s track record.

304    WisdomTree Trust

Additional Information (unaudited) (concluded)

The Board considered that WTAM will provide transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Board noted WTAM’s belief that shareholders will invest in the Fund on the strength of WTAM’s and the Sub-Adviser’s industry standing and reputation and with the expectation that WTAM will continue to be responsible for the overall management and administration of the Fund.

The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Fund, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to the respective Fund’s investment strategy and restrictions, monitoring the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of the Sub-Adviser’s performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of each Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under each Advisory Agreement and Sub-Advisory Agreement are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of the Fund’s Performance, Advisory Fees and Fund Expenses. As the Fund had not yet commenced operations, the Board was not able to review any Fund performance. The Board discussed with WTAM representatives, the portfolio management and the investment strategies to be employed in the management of the Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser. The Board considered the fees to be paid to WTAM by the Fund. The Board examined the fee to be paid by the Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board also considered the fee to be paid to the Sub-Adviser by the Fund in relation to the fee to be paid to WTAM by the applicable Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fees will be paid by WTAM (out of its fee paid by the Fund) and not by the Fund. The Board considered the meaningful differences in the services that WTAM will provide to the Fund as compared to the Sub-Adviser. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Fund’s unitary fee structure, which includes fees (such as those to the Sub-Adviser), regardless of whether the asset size of the Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements. The Board also considered the role of the Sub-Adviser in making investment recommendations with respect to the Efficient Rare Earth Plus Strategic Metals Fund, which is model based, with oversight by WTAM in seeking to ensure consistency with such quantitative model.

Analysis of Profitability and Economies of Scale. As the Fund has not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

*    *    *    *    *    *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, including the Board’s experience with other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

WisdomTree Trust    305

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers.

Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition, when interest rates fall, income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. High-yield or “junk” bonds have lower credit ratings and involve a greater risk to principal. One of the risks associated with the Efficient Gold Plus Equity Strategy Fund (GDE), the Efficient Gold Plus Gold Miners Strategy Fund (GDMN), the Efficient TIPS Plus Gold Fund (GDT), the Enhanced Commodity Strategy Fund (GCC), the Efficient Rare Earth Plus Strategic Metals Fund (WDIG), the Inflation Plus Fund (WTIP) and the Managed Futures Strategy Fund (WTMF) is the complexity of the different factors which contribute to the Funds’ performance, as well as their correlation (or non-correlation) to other asset classes. These factors include use of long and short positions in commodity futures contracts, foreign currency contracts, swaps and other derivatives. An investment in GDE, GDMN, GDT, GCC, WDIG, WTIP and WTMF is speculative and involves a substantial degree of risk. GDE, GDMN, GDT, GCC, WDIG, WTIP and WTMF should not be used as a proxy for taking long only (or short only) positions in commodities or currencies. In markets without sustained price trends or markets that quickly reverse or “whipsaw” GDE, GDMN, GDT, GCC, WDIG, WTIP and WTMF may suffer significant losses. Unlike typical exchange-traded funds, there are no indexes that the actively managed Currency Strategy Funds, actively managed Fixed Income Funds or GDE, GDMN, GCC, GDT, WDIG, WTIP and WTMF attempt to track or replicate. Thus, the ability of these Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Commodities and futures are generally volatile and are not suitable for all investors. Investments in commodities may be affected by overall market movements, changes in interest rates and other factors such as weather, disease, embargoes and international economic and political developments.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds by authorized participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies is included under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Consideration of the Approval of Investment Advisory and Sub-Advisory Agreements

WisdomTree Efficient Rare Earth Plus Strategic Metals Fund (the “Efficient Rare Earth Plus Strategic Metals Fund,” or the “Fund”):

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on March 2-3, 2026, the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the investment advisory agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Fund with investment advisory services, and the sub-advisory agreement (the “Sub-Advisory Agreement,” and together with the Advisory Agreement, the “Agreements”), pursuant to which Mellon Investments Corporation (“Mellon” or the “Sub-Adviser”) will coordinate the investment and reinvestment of the assets of the Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc., an independent provider of investment company data.

The Trustees noted that representatives from WTAM presented preliminary information to the Trustees regarding the Fund’s proposed investment objective, principal investment strategy and key risks at a meeting of the Trust’s Investment Committee, a committee of Independent Trustees (the “Investment Committee”), on December 4, 2025. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. The Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. It was noted that the Efficient Rare Earth Plus Strategic Metals Fund would be actively managed using a model-based approach.

The Board noted: (i) that Mellon is recognized as a leader in index fund management; (ii) that Mellon manages a number of active funds for WTAM; and (iii) WTAM’s belief that the extension of the relationship with one of the largest, most sophisticated and accomplished institutions in portfolio management would benefit the shareholders of the Fund. The Board considered WTAM’s rationale for recommending Mellon to serve as the sub-adviser to the Fund, noting WTAM’s emphasis on Mellon’s prior experience with WTAM, Mellon’s expertise in equity and fixed income portfolio management, Mellon’s continued understanding of and desire to be a part of the WisdomTree business, and Mellon’s track record.

The Board considered that WTAM will provide transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Board noted WTAM’s belief that shareholders will invest in the Fund on the strength of WTAM’s and the Sub-Adviser’s industry standing and reputation and with the expectation that WTAM will continue to be responsible for the overall management and administration of the Fund.

The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Fund, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to the respective Fund’s investment strategy and restrictions, monitoring the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of the Sub-Adviser’s performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of each Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under each Advisory Agreement and Sub-Advisory Agreement are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of each Fund’s Performance, Advisory Fees and Fund Expenses. As the Fund had not yet commenced operations, the Board was not able to review any Fund’s performance. The Board discussed with WTAM representatives, the portfolio management and the investment strategies to be employed in the management of the Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser. The Board considered the fees to be paid to WTAM by the Fund. The Board examined the fee to be paid by the Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board also considered the fee to be paid to the Sub-Adviser by the Fund in relation to the fee to be paid to WTAM by the applicable Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fees will be paid by WTAM (out of its fee paid by the Fund) and not by the Fund. The Board considered the meaningful differences in the services that WTAM will provide to the Fund as compared to theSub-Adviser. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Fund’s unitary fee structure, which includes fees (such as those to the Sub-Adviser), regardless of whether the asset size of the Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements. The Board also considered the role of the Sub-Adviser in making investment recommendations with respect to the Efficient Rare Earth Plus Strategic Metals Fund, which is model based, with oversight by WTAM in seeking to ensure consistency with such quantitative model.

Analysis of Profitability and Economies of Scale. As the Fund has not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

* * * * * *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, including the Board’s experience with other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by the Shareholder Reports that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)
Date: November 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)
Date: November 9, 2026

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)
Date: November 9, 2026